                                                                    MAY 1, 2015

PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY
This Prospectus describes individual Preference Plus Select Contracts for deferred variable annuities ("Deferred Annuities").

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    You decide how to allocate your money among the various available investment choices. The investment choices available to You are listed in the Contract for your Deferred Annuity. Your choices may include the Fixed
Account (not offered or described in this Prospectus) and Investment Divisions available through Metropolitan Life Separate Account E which, in turn, invest in the following corresponding portfolios of the Metropolitan Series Fund ("Metropolitan Fund"), portfolios of the Met Investors Series Trust ("Met Investors Fund") and funds of the American Funds Insurance Series(R) ("American Funds(R)"). For convenience, the portfolios and the funds are referred to as "Portfolios" in this Prospectus.

                                         AMERICAN FUNDS(R)
                                         -----------------
AMERICAN FUNDS BOND FUND                      AMERICAN FUNDS GROWTH FUND
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION    AMERICAN FUNDS GROWTH-INCOME FUND
FUND
                                        MET INVESTORS FUND
                                         ------------------
AB GLOBAL DYNAMIC ALLOCATION PORTFOLIO        METLIFE ASSET ALLOCATION 100 PORTFOLIO
ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET  METLIFE BALANCED PLUS PORTFOLIO
PLUS PORTFOLIO                                METLIFE MULTI-INDEX TARGETED RISK PORTFOLIO
AMERICAN FUNDS(R) BALANCED ALLOCATION         MFS(R) RESEARCH INTERNATIONAL PORTFOLIO
PORTFOLIO                                     MORGAN STANLEY MID CAP GROWTH PORTFOLIO
AMERICAN FUNDS(R) GROWTH ALLOCATION PORTFOLIO OPPENHEIMER GLOBAL EQUITY PORTFOLIO
AMERICAN FUNDS(R) MODERATE ALLOCATION         PANAGORA GLOBAL DIVERSIFIED RISK PORTFOLIO
PORTFOLIO                                     PIMCO INFLATION PROTECTED BOND PORTFOLIO
AQR GLOBAL RISK BALANCED PORTFOLIO            PIMCO TOTAL RETURN PORTFOLIO
BLACKROCK GLOBAL TACTICAL STRATEGIES          PYRAMIS(R) GOVERNMENT INCOME PORTFOLIO
PORTFOLIO                                     PYRAMIS(R) MANAGED RISK PORTFOLIO
CLARION GLOBAL REAL ESTATE PORTFOLIO          SCHRODERS GLOBAL MULTI-ASSET PORTFOLIO
CLEARBRIDGE AGGRESSIVE GROWTH PORTFOLIO       SSGA GROWTH AND INCOME ETF PORTFOLIO
HARRIS OAKMARK INTERNATIONAL PORTFOLIO        SSGA GROWTH ETF PORTFOLIO
INVESCO BALANCED-RISK ALLOCATION PORTFOLIO    T. ROWE PRICE MID CAP GROWTH PORTFOLIO
INVESCO MID CAP VALUE PORTFOLIO               WMC LARGE CAP RESEARCH PORTFOLIO
INVESCO SMALL CAP GROWTH PORTFOLIO
JPMORGAN GLOBAL ACTIVE ALLOCATION PORTFOLIO
LOOMIS SAYLES GLOBAL MARKETS PORTFOLIO
LORD ABBETT BOND DEBENTURE PORTFOLIO
MET/FRANKLIN LOW DURATION TOTAL RETURN
PORTFOLIO
                                         METROPOLITAN FUND
                                         -----------------
BAILLIE GIFFORD INTERNATIONAL STOCK PORTFOLIO METLIFE MID CAP STOCK INDEX PORTFOLIO
BARCLAYS AGGREGATE BOND INDEX PORTFOLIO       METLIFE STOCK INDEX PORTFOLIO
BLACKROCK BOND INCOME PORTFOLIO               MFS(R) TOTAL RETURN PORTFOLIO
BLACKROCK CAPITAL APPRECIATION PORTFOLIO      MFS(R) VALUE PORTFOLIO
BLACKROCK LARGE CAP VALUE PORTFOLIO           MSCI EAFE(R) INDEX PORTFOLIO
BLACKROCK MONEY MARKET PORTFOLIO              NEUBERGER BERMAN GENESIS PORTFOLIO
FRONTIER MID CAP GROWTH PORTFOLIO             RUSSELL 2000(R) INDEX PORTFOLIO
JENNISON GROWTH PORTFOLIO                     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP CORE PORTFOLIO        T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO
LOOMIS SAYLES SMALL CAP GROWTH PORTFOLIO      WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES
MET/ARTISAN MID CAP VALUE PORTFOLIO           PORTFOLIO
METLIFE ASSET ALLOCATION 20 PORTFOLIO         WESTERN ASSET MANAGEMENT U.S. GOVERNMENT PORTFOLIO
METLIFE ASSET ALLOCATION 40 PORTFOLIO         WMC BALANCED PORTFOLIO
METLIFE ASSET ALLOCATION 60 PORTFOLIO         WMC CORE EQUITY OPPORTUNITIES PORTFOLIO
METLIFE ASSET ALLOCATION 80 PORTFOLIO

Certain Portfolios have been subject to a change. Please see "Appendix D -- Additional Information Regarding the Portfolios".

HOW TO LEARN MORE:
Before investing, read this Prospectus. The Prospectus contains information about the Deferred Annuities and Metropolitan Life Separate Account E which You should know before investing. Keep this Prospectus for future reference. For more information, request a copy of the Statement of Additional Information ("SAI"), dated May 1, 2015. The SAI is considered part of this Prospectus as though it were included in the Prospectus. The Table of Contents of the SAI appears on page 151 of this Prospectus. To view and download the SAI, please visit our website www.metlife.com. To request a free copy of the SAI or to ask questions, write or call:

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342
(800) 638-7732




 DEFERRED ANNUITIES AVAILABLE:

   .  Non-Qualified
   .  Traditional IRA
   .  Roth IRA
   .  Simplified Employee Pensions (SEPs)
   .  SIMPLE Individual Retirement Annuities

 CLASSES AVAILABLE FOR EACH DEFERRED ANNUITY
   .  B
   .  Bonus
   .  C
   .  L

 A WORD ABOUT INVESTMENT RISK:

 An investment in any of these variable annuities involves investment risk. You could lose money You invest. Money invested is NOT:

 .  a bank deposit or obligation;

 .  federally insured or guaranteed; or

 .  endorsed by any bank or other financial institution.

Each class of the Deferred Annuities has its own Separate Account charge and Withdrawal Charge schedule. Each provides the opportunity to invest for retirement. The expenses for the Bonus Class of the Deferred Annuity may be higher than similar Contracts without a bonus. The purchase payment credits ("Bonus") may be more than offset by the higher expenses for the Bonus Class.

The Securities and Exchange Commission has a Web site (http://www.sec.gov) which You may visit to view this Prospectus, SAI and other information. The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation otherwise is a criminal offense.

                               TABLE OF CONTENTS

Important Terms You Should Know...................................................................  5
Table of Expenses.................................................................................  8
Accumulation Unit Values For Each Investment Division............................................. 19
MetLife........................................................................................... 20
Metropolitan Life Separate Account E.............................................................. 20
Variable Annuities................................................................................ 20
    Replacement of Annuity Contracts.............................................................. 21
    The Deferred Annuity.......................................................................... 21
Classes of the Deferred Annuity................................................................... 23
Your Investment Choices........................................................................... 26
Deferred Annuities................................................................................ 36
    The Deferred Annuity and Your Retirement Plan................................................. 36
    Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program.. 36
    Purchase Payments............................................................................. 40
        Allocation of Purchase Payments........................................................... 42
        Debit Authorizations...................................................................... 42
    The Value of Your Investment.................................................................. 42
    Transfer Privilege............................................................................ 43
        Restrictions on Transfers................................................................. 44
    Access to Your Money.......................................................................... 46
        Systematic Withdrawal Program............................................................. 46
    Charges....................................................................................... 47
        Separate Account Charge................................................................... 48
        Investment-Related Charge................................................................. 48
        Annual Contract Fee....................................................................... 48
        Optional Enhanced Death Benefit........................................................... 49
        Optional Guaranteed Minimum Income Benefits............................................... 49
        Optional Guaranteed Withdrawal Benefits................................................... 51
        Optional Guaranteed Minimum Accumulation Benefit.......................................... 52
    Premium and Other Taxes....................................................................... 52
    Withdrawal Charges............................................................................ 53
        When No Withdrawal Charge Applies......................................................... 54
    Free Look..................................................................................... 56
    Death Benefit--Generally...................................................................... 56
        Basic Death Benefit....................................................................... 59
    Optional Death Benefits....................................................................... 60
        Annual Step-Up Death Benefit.............................................................. 60
        Greater of Annual Step-Up or 5% Annual Increase Death Benefit............................. 62
        The EDB I................................................................................. 63
        Earnings Preservation Benefit............................................................. 71
    Living Benefits............................................................................... 73
        Overview of Living Benefits............................................................... 73
           Guaranteed Income Benefits............................................................. 73

                Guaranteed Withdrawal Benefits.........................  94
             GMAB...................................................... 121
         Pay-Out Options (or Income Options)........................... 125
             Income Payment Types...................................... 126
             Allocation................................................ 127
             Minimum Size of Your Income Payment....................... 127
             The Value of Your Income Payments......................... 127
             Reallocation Privilege.................................... 128
             Charges................................................... 129
     General Information............................................... 130
         Administration................................................ 130
             Purchase Payments......................................... 130
             Confirming Transactions................................... 130
             Processing Transactions................................... 130
                By Telephone or Internet............................... 131
                Telephone and Computer Systems......................... 131
                After Your Death....................................... 132
                Misstatement........................................... 132
                Third Party Requests................................... 132
                Valuation--Suspension of Payments...................... 132
             Cybersecurity Risks....................................... 133
         Advertising Performance....................................... 133
         Changes to Your Deferred Annuity.............................. 135
         Voting Rights................................................. 136
         Who Sells the Deferred Annuities.............................. 136
         Financial Statements.......................................... 138
         Your Spouse's Rights.......................................... 138
         When We Can Cancel Your Deferred Annuity...................... 138
     Federal Tax Considerations........................................ 139
     Legal Proceedings................................................. 150
     Table of Contents for the Statement of Additional Information..... 151
     Appendix A--Premium Tax Table..................................... 152
     Appendix B--Accumulation Unit Values For Each Investment Division. 153
     Appendix C--Portfolio Legal Names and Marketing Names............. 183
     Appendix D--Additional Information Regarding the Portfolios....... 184

The Deferred Annuities are not intended to be offered anywhere that they may not be lawfully offered and sold. MetLife has not authorized any information or representations about the Deferred Annuities other than the information in this Prospectus, supplements to the prospectus or any supplemental sales material we authorize.

IMPORTANT TERMS YOU SHOULD KNOW

ACCOUNT BALANCE

When You purchase a Deferred Annuity, an account is set up for You. Your Account Balance is the total amount of money credited to You under your Deferred Annuity including money in the Investment Divisions of the Separate Account, the Fixed Account and the Enhanced Dollar Cost Averaging Program.

ACCUMULATION UNIT VALUE

With a Deferred Annuity, money paid-in or transferred into an Investment Division of the Separate Account is credited to You in the form of accumulation units. Accumulation units are established for each Investment Division. We determine the value of these accumulation units as of the close of the Exchange (see definition below) each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ADMINISTRATIVE OFFICE

Your Administrative Office is the MetLife office that will generally handle the administration of all your requests concerning your Deferred Annuity. Your Contract will indicate the address of your Administrative Office. We will notify You if there is a change in the address of your Administrative Office. The telephone number to initiate a request is 800-638-7732.

ANNUITANT

The natural person whose life is the measure for determining the duration and the dollar amount of income payments.

ANNUITY UNIT VALUE

With a variable pay-out option, the money paid-in or reallocated into an Investment Division of the Separate Account is held in the form of annuity units. Annuity units are established for each Investment Division. We determine the value of these annuity units as of the close of the Exchange each day the Exchange is open for regular trading. The Exchange usually closes at 4 p.m. Eastern Time but may close earlier or later. The values increase or decrease based on the investment performance of the corresponding underlying Portfolios.

ASSUMED INVESTMENT RETURN (AIR)

Under a variable pay-out option, the AIR is the assumed percentage rate of return used to determine the amount of the first variable income payment. The AIR is also the benchmark that is used to calculate the investment performance of a given Investment Division to determine all subsequent payments to You.

BENEFICIARY

The person or persons who receives a benefit, including continuing payments or a lump sum payment, if the Contract Owner dies.

CONTRACT

A Contract is the legal agreement between You and MetLife. This document contains relevant provisions of your Deferred Annuity. MetLife issues Contracts for each of the annuities described in this Prospectus.

CONTRACT ANNIVERSARY

An anniversary of the date we issue the Deferred Annuity.

CONTRACT OWNER

The person or entity which has all rights including the right to direct who receives income payments.

CONTRACT YEAR

The Contract Year for a Deferred Annuity is the one year period starting on the date we issue the Contract and each Contract Anniversary thereafter.

EXCHANGE

In this Prospectus, the New York Stock Exchange is referred to as the "Exchange."

FREE LOOK

You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

GOOD ORDER

A request or transaction generally is considered in "Good Order" if it complies with our administrative procedures and the required information is complete and correct. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Divisions affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If You have any questions, You should contact us or your sales representative before submitting the form or request.

INVESTMENT DIVISION

Investment divisions are subdivisions of the Separate Account. When You allocate a purchase payment, transfer money or make reallocations of your income payment to an Investment Division, the Investment Division purchases shares of a Portfolio (with the same name) within the Metropolitan Fund, the Met Investors Fund or the American Funds(R).

METLIFE

MetLife is Metropolitan Life Insurance Company which is the company that issues the Deferred Annuities. Throughout this Prospectus, MetLife is also referred to as "we," "us" or "our."

SEPARATE ACCOUNT

A separate account is an investment account. All assets contributed to Investment Divisions under the Deferred Annuities are pooled in the Separate Account and maintained for the benefit of investors in Deferred Annuities.

VARIABLE ANNUITY

An annuity in which returns/income payments are based upon the performance of investments such as stocks and bonds held by one or more underlying Portfolios. You assume the investment risk for any amounts allocated to the Investment Divisions in a variable annuity.

WITHDRAWAL CHARGE

The Withdrawal Charge is the amount we deduct from your Account Balance, if You withdraw money prematurely from a Deferred Annuity. This charge is often referred to as a deferred sales load or back-end sales load.

YOU

In this Prospectus "You" is the Contract Owner of the Deferred Annuity and can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by MetLife). "You" can also be a Beneficiary of a deceased person's Individual Retirement Account Contract or non-qualified Deferred Annuity who purchases the Deferred Annuity in his or her capacity as Beneficiary. A Contract generally may have two owners (both of whom must be individuals). The Contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA Contract.

   TABLE OF EXPENSES--PREFERENCE PLUS SELECT DEFERRED ANNUITIES

       The following tables describe the expenses You will pay when You buy, hold or withdraw amounts from your Deferred Annuity. The first table describes charges You will pay at the time You purchase the Deferred
   Annuity, make withdrawals from your Deferred Annuity or make transfers between the Investment Divisions. The tables do not show premium taxes (ranging from 0.5% to 3.5%, which are applicable only in certain jurisdictions -- see "Appendix A") and other taxes which may apply. There are no fees for the Fixed Account and the Enhanced Dollar Cost Averaging program.

   Table 1--Contract Owner Transaction Expenses

Sales Charge Imposed on Purchase Payments........................                 None
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Withdrawal Charge (as a percentage of each purchase payment) (1).             Up to 9%
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Transfer Fee (2)................................................. Current Charge: None
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                                                       Maximum Guaranteed Charge: $25
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     The second set of tables describes the fees and expenses that You will bear periodically during the time You hold the Deferred Annuity, but does not include fees and expenses for the Portfolios.

   Table 2(a)--Fees Deducted on Each Contract Anniversary

                          Annual Contract Fee (3). $30
                          ----------------------------

   Table 2(b)--Separate Account Charge

     The charges below are assessed as a percentage of your Account Balance in the Separate Account. You will pay a Separate Account charge, which includes the Standard Death Benefit. An Optional Annual Step-Up Death Benefit and an Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit are available for an additional charge. You may also elect the Optional Earnings Preservation Benefit for an additional charge with or without the Optional Annual Step-Up Death Benefit or the Optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit (4).

Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Balance in the
Separate Account) for American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds
Global Small Capitalization Divisions (5)
                                                                                  B CLASS BONUS CLASS (6) C CLASS L CLASS
                                                                                  ------- --------------- ------- -------
Separate Account Charge with Basic Death Benefit.................................  1.50%       1.95%       1.90%   1.75%
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  Optional Annual Step-Up Death Benefit..........................................   .20%        .20%        .20%    .20%
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  Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death
    Benefit......................................................................   .35%        .35%        .35%    .35%
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  Optional Earnings Preservation Benefit.........................................   .25%        .25%        .25%    .25%
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Total Separate Account Annual Charge including the Optional Annual Step-Up Death
  Benefit and the Optional Earnings Preservation Benefit (7).....................  1.95%       2.40%       2.35%   2.20%
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Total Separate Account Annual Charge including the Optional Greater of Annual
  Step-Up or 5% Annual Increase Death Benefit and the Optional Earnings
  Preservation Benefit (7).......................................................  2.10%       2.55%       2.50%   2.35%
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Annual Separate Account Charge and Optional Death Benefit Charges (as a percentage of your average Account Balance in the
Separate Account) for all Investment Divisions except the American Funds Bond, American Funds Growth-Income, American
Funds Growth and American Funds Global Small Capitalization Divisions (5)
                                                                                  B CLASS BONUS CLASS (6) C CLASS L CLASS
                                 Death Benefit                                    ------- --------------- ------- -------
Separate Account Charge with Basic Death Benefit.................................  1.25%       1.70%       1.65%   1.50%
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  Optional Annual Step-Up Death Benefit..........................................   .20%        .20%        .20%    .20%
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  Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death
    Benefit......................................................................   .35%        .35%        .35%    .35%
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  Optional Earnings Preservation Benefit.........................................   .25%        .25%        .25%    .25%
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Total Separate Account Annual Charge including the Optional Annual Step-Up Death
  Benefit and the Optional Earnings Preservation Benefit (7).....................  1.70%       2.15%       2.10%   1.95%
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Total Separate Account Annual Charge including the Optional Greater of Annual
  Step-Up or 5% Annual Increase Death Benefit and the Optional Earnings
  Preservation Benefit (7).......................................................  1.85%       2.30%       2.25%   2.10%
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   Table 2(c)--Additional Optional Death Benefits

     There is an additional Enhanced Death Benefit that You may elect for an additional charge. The charge for this death benefit, in Table 2(c) below, is assessed as a percentage of the Death Benefit Base and deducted annually from your Account Balance. (8)

  Enhanced Death Benefit I -- maximum charge                            1.50%
  ----------------------------------------------------------------------------
  Enhanced Death Benefit I (issue age 69 or younger) -- current charge  0.75%
  ----------------------------------------------------------------------------
  Enhanced Death Benefit I (issue age 70-75) -- current charge          0.95%
  ----------------------------------------------------------------------------

   Table 2(d)--Optional Guaranteed Income Benefits (9)
   (as a percentage of the Income Base) (10)

      Guaranteed Minimum Income Benefit Plus II -- maximum charge  1.50%
      -------------------------------------------------------------------
      Guaranteed Minimum Income Benefit Plus II -- current charge  1.00%
      -------------------------------------------------------------------

       Guaranteed Minimum Income Benefit Plus I -- maximum charge  1.50%
       ------------------------------------------------------------------
       Guaranteed Minimum Income Benefit Plus I -- current charge  0.80%
       ------------------------------------------------------------------

         Guaranteed Minimum Income Benefit II -- current charge  0.50%
         --------------------------------------------------------------
         Guaranteed Minimum Income Benefit I -- current charge   0.50%
         --------------------------------------------------------------

   Table 2(e)--Optional Guaranteed Withdrawal Benefits

LIFETIME WITHDRAWAL BENEFITS (AS A PERCENTAGE OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT) (11)
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version)--maximum charge               1.60%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Single Life Version)--current charge               1.25%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version)--maximum charge                1.80%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit II (Joint Life Version)--current charge                1.50%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version)--maximum charge                0.95%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Single Life Version)--current charge                0.50%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version)--maximum charge                 1.40%
-----------------------------------------------------------------------------------------------------
  Lifetime Withdrawal Guarantee Benefit I (Joint Life Version)--current charge                 0.70%
-----------------------------------------------------------------------------------------------------
GUARANTEED WITHDRAWAL BENEFITS (AS A PERCENTAGE OF THE GUARANTEED WITHDRAWAL AMOUNT) (11)
-----------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit--maximum charge                                       1.00%
-----------------------------------------------------------------------------------------------------
  Enhanced Guaranteed Withdrawal Benefit--current charge                                       0.55%
-----------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I--maximum charge                                              0.95%
-----------------------------------------------------------------------------------------------------
  Guaranteed Withdrawal Benefit I--current charge                                              0.50%
-----------------------------------------------------------------------------------------------------

   Table 2(f)--Optional Guaranteed Asset Accumulation Benefit
   (as a percentage of the Guaranteed Accumulation Amount) (12)

                -----------------------------------------------
                Guaranteed Minimum Accumulation Benefit  0.75%
                -----------------------------------------------

The third and fourth tables show the minimum and maximum total operating expenses charged by the Portfolios, as well as the operating expenses for each Portfolio, that You may bear periodically while You hold the Deferred Annuity. All of the Portfolios listed below are Class B except for the Portfolios of the American Funds(R), which are Class 2 and the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund, which are Class C. Certain Portfolios may impose a redemption fee in the future. More details concerning the Metropolitan Fund, the Met Investors Fund and the American Funds(R) fees and expenses are contained in their respective prospectuses. Current prospectuses for the Portfolios can be obtained by calling 800-638-7732. Please read the prospectuses carefully before making your allocations to the Investment Divisions.

        Table 3--Portfolio Operating Expenses

                                                                     Minimum*              Maximum**
                                                         --------------------------------  ---------
                                                         (Does not take into consideration
                                                         any American Funds(R) Portfolio,
                                                         for which an additional separate
                                                         account charge applies.)
----------------------------------------------------------------------------------------------------
Total Annual Operating Expenses (expenses that are
deducted from Portfolio assets include management fees,
distribution fees (12b-1 fees) and other expenses).                    0.52%                 2.84%
----------------------------------------------------------------------------------------------------

        * The minimum Total Annual Portfolio Expenses shown in this table are the expenses of the MetLife Stock Index Portfolio for the year ended December 31, 2014, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the MetLife Stock Index Portfolio are 0.51%.

        **The maximum Total Annual Portfolio Expenses shown in this table are the expenses of the PanAgora Global Diversified Risk Portfolio for the year ended December 31, 2014, before any fee waiver or expense reimbursement arrangement. The Net Total Annual Portfolio Expenses of the PanAgora Global Diversified Risk Portfolio are 1.32%.

  Notes

/1/ If an amount is determined to include the withdrawal of prior purchase payments, a Withdrawal Charge may apply. The charges on purchase payments for each class is calculated according to the following schedule:

NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS BONUS CLASS C CLASS L CLASS
---------------------------------------------------------  ------- ----------- ------- -------
                    0.....................................    7%        9%      None      7%
----------------------------------------------------------------------------------------------
                    1.....................................    6%        8%                6%
----------------------------------------------------------------------------------------------
                    2.....................................    6%        8%                5%
----------------------------------------------------------------------------------------------
                    3.....................................    5%        7%                0%
----------------------------------------------------------------------------------------------
                    4.....................................    4%        6%                0%
----------------------------------------------------------------------------------------------
                    5.....................................    3%        4%                0%
----------------------------------------------------------------------------------------------
                    6.....................................    2%        3%                0%
----------------------------------------------------------------------------------------------
                    7 and thereafter......................    0%        0%                0%
----------------------------------------------------------------------------------------------

    There are times when the Withdrawal Charge does not apply. For example, You may always withdraw earnings without a Withdrawal Charge. After the first Contract Year, You may also withdraw up to 10% of your total purchase payments without a Withdrawal Charge.

/2/ We reserve the right to limit transfers as described later in this Prospectus. We reserve the right to impose a transfer fee. The amount of this fee will be no greater than $25 per transfer.

/3/ This fee is waived if the Account Balance is $50,000 or more. Regardless of the amount of your Account Balance, the entire fee will be deducted if You take a total withdrawal of your Account Balance. During the pay-out phase, we reserve the right to deduct this fee.

/4/ You may not elect the Optional Step-Up Death Benefit or the Optional
    Greater of Annual Step-up or 5% Annual Increase Death Benefit and/ or the Optional Earnings Preservation Benefit with the Enhanced Death Benefit I.

/5/ You pay the Separate Account charge with the Basic Death Benefit for your class of the Deferred Annuity during the pay-out phase of your Contract. Charges for optional benefits are those for Deferred Annuities purchased after April 30, 2005. Different charges may have been in effect for prior time periods. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of the average Account Balance in the Separate Account in any such Investment Divisions as shown in the table labeled "Current Separate Account Charge for the American Funds(R) Investment Divisions". Different Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Divisions were in effect prior to May 1, 2004.

    We are waiving 0.08% of the Separate Account charge for the Investment Division investing in the WMC Large Cap Research Portfolio of the Met Investors Fund. We are waiving an amount equal to the Portfolio expenses that are in excess 0.87% for the Investment Division investing in the Oppenheimer Global Equity Portfolio of the Met Investors Fund.

/6/ The Separate Account charge for the Bonus Class will be reduced by 0.45% to 1.25% for the Basic Death Benefit (1.50% for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for seven years. Similarly, the Separate Account charge will be reduced by 0.45% to 1.45% for the Annual Step-Up Death Benefit and 1.60% for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit (1.70% and 1.85%, respectively, for amounts held in the American Funds(R) Investment Divisions) after You have held the Contract for seven years.

/7/ This charge is determined by adding the Separate Account charge, the Optional Step-Up Death Benefit charge or the Optional Greater of Annual Step-up or 5% Annual Increase Death Benefit charge, as applicable, and the Optional Earnings Preservation Benefit charge.

/8/ The Enhanced Death Benefit I may not be elected with the Optional Annual
    Step-Up Death Benefit, the Optional Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit or the Optional Earnings Preservation Benefit. The charge for the Enhanced Death Benefit I is a percentage of your Death Benefit Base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. The Enhanced Death Benefit I charge may increase upon an Optional Step-Up, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up. (See "Optional Death Benefits" for more information.)

/9/ You may only elect one Guaranteed Minimum Income Benefit at a time. You may not have a Guaranteed Withdrawal Benefit, a Guaranteed Minimum Income Benefit or the Guaranteed Minimum Accumulation Benefit in effect at the same time.

/10/The charge for the Guaranteed Minimum Income Benefit is a percentage of your guaranteed minimum income base, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Contract or after your optional benefit terminates. Charges may increase upon an Optional Step-Up/Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the benefit was equal to the maximum charge, then the charge for the benefit will not increase upon an Optional Step-Up/Optional Reset. (See "Guaranteed Income Benefits" for more information.)

/11/The charge for the Guaranteed Withdrawal Benefit I and the Enhanced
    Guaranteed Withdrawal Benefit is a percentage of your Guaranteed Withdrawal Amount, as defined later in this Prospectus. The charge for the Lifetime Withdrawal Guarantee Benefit I and Lifetime Withdrawal Guarantee Benefit II is a percentage of your Total Guaranteed Withdrawal Amount, as defined later in this Prospectus. You do not pay this charge once You are in the pay-out phase of your Deferred Annuity, or after your optional benefit terminates. Charges may increase upon an Optional Step-Up or Optional Reset, but they will not exceed the maximum charges listed in this table. If, at the time your Contract was issued, the current charge for the optional benefit was equal to the maximum charge, then the charge for the optional benefit will not increase upon an Optional Step-Up or Optional Reset. Certain guaranteed withdrawal benefit optional benefits are no longer available for sale. (See "Guaranteed Withdrawal Benefits" for more information.)

/12/The charge for the Guaranteed Minimum Accumulation Benefit is a percentage of your Guaranteed Accumulation Amount, as defined later in this Prospectus. You do not pay for this charge once You are in the pay-out phase of your Contract or after your optional benefits terminates. (See "Guaranteed Minimum Accumulation Benefit" for more information.)

Table 4-- Portfolio Fees and Expenses as of December 31, 2014 (unless otherwise noted)
(as a percentage of average daily net assets)

  AMERICAN FUNDS(R)--CLASS 2
                                                                   DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER
                                                                      AND/OR             FUND FEES  ANNUAL      AND/OR
                                                        MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
                                                           FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
---------------------------------------------------------------------------------------------------------------------------
American Funds Bond Fund...............................    0.37%       0.25%      0.02%     --       0.64%        --
American Funds Global Small Capitalization Fund........    0.70%       0.25%      0.04%     --       0.99%        --
American Funds Growth Fund.............................    0.33%       0.25%      0.02%     --       0.60%        --
American Funds Growth-Income Fund......................    0.27%       0.25%      0.02%     --       0.54%        --
                                                                                                             --------------

  AMERICAN FUNDS(R)--CLASS 2
                                                        NET TOTAL
                                                         ANNUAL
                                                        OPERATING
                                                        EXPENSES
-----------------------------------------------------------------
American Funds Bond Fund...............................   0.64%
American Funds Global Small Capitalization Fund........   0.99%
American Funds Growth Fund.............................   0.60%
American Funds Growth-Income Fund......................   0.54%
                                                        ---------

  MET INVESTORS FUND
                                                                               DISTRIBUTION          ACQUIRED    TOTAL
                                                                                  AND/OR             FUND FEES  ANNUAL
                                                                    MANAGEMENT   SERVICE     OTHER      AND    OPERATING
                                                                       FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES
-------------------------------------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio -- Class B..................    0.61%       0.25%      0.04%    0.02%     0.92%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio --
  Class B..........................................................    0.68%       0.25%      1.36%    0.01%     2.30%
American Funds(R) Balanced Allocation Portfolio -- Class C.........    0.06%       0.55%        --     0.42%     1.03%
American Funds(R) Growth Allocation Portfolio -- Class C...........    0.06%       0.55%      0.01%    0.43%     1.05%
American Funds(R) Moderate Allocation Portfolio -- Class C.........    0.06%       0.55%      0.01%    0.40%     1.02%
AQR Global Risk Balanced Portfolio -- Class B......................    0.61%       0.25%      0.03%    0.02%     0.91%
BlackRock Global Tactical Strategies Portfolio -- Class B..........    0.66%       0.25%      0.01%    0.11%     1.03%
Clarion Global Real Estate Portfolio -- Class B....................    0.59%       0.25%      0.05%      --      0.89%
ClearBridge Aggressive Growth Portfolio -- Class B.................    0.55%       0.25%      0.02%      --      0.82%
Harris Oakmark International Portfolio -- Class B..................    0.77%       0.25%      0.06%      --      1.08%
Invesco Balanced-Risk Allocation Portfolio -- Class B..............    0.64%       0.25%      0.05%    0.03%     0.97%
Invesco Mid Cap Value Portfolio -- Class B.........................    0.64%       0.25%      0.05%    0.04%     0.98%
Invesco Small Cap Growth Portfolio -- Class B......................    0.84%       0.25%      0.03%      --      1.12%
JPMorgan Global Active Allocation Portfolio -- Class B.............    0.73%       0.25%      0.07%      --      1.05%
Loomis Sayles Global Markets Portfolio -- Class B..................    0.70%       0.25%      0.08%      --      1.03%
Lord Abbett Bond Debenture Portfolio -- Class B....................    0.51%       0.25%      0.04%      --      0.80%
Met/Franklin Low Duration Total Return Portfolio -- Class B........    0.49%       0.25%      0.04%      --      0.78%
MetLife Asset Allocation 100 Portfolio -- Class B..................    0.07%       0.25%      0.01%    0.68%     1.01%
MetLife Balanced Plus Portfolio -- Class B.........................    0.25%       0.25%        --     0.42%     0.92%
MetLife Multi-Index Targeted Risk Portfolio -- Class B.............    0.18%       0.25%      0.03%    0.22%     0.68%
MFS(R) Research International Portfolio -- Class B.................    0.69%       0.25%      0.07%      --      1.01%
Morgan Stanley Mid Cap Growth Portfolio -- Class B.................    0.64%       0.25%      0.05%      --      0.94%
Oppenheimer Global Equity Portfolio -- Class B.....................    0.66%       0.25%      0.08%      --      0.99%
PanAgora Global Diversified Risk Portfolio -- Class B..............    0.65%       0.25%      1.92%    0.02%     2.84%

  MET INVESTORS FUND
                                                                     FEE WAIVER   NET TOTAL
                                                                       AND/OR      ANNUAL
                                                                       EXPENSE    OPERATING
                                                                    REIMBURSEMENT EXPENSES
-------------------------------------------------------------------------------------------
AB Global Dynamic Allocation Portfolio -- Class B..................     0.02%       0.90%
Allianz Global Investors Dynamic Multi-Asset Plus Portfolio --
  Class B..........................................................     1.09%       1.21%
American Funds(R) Balanced Allocation Portfolio -- Class C.........       --        1.03%
American Funds(R) Growth Allocation Portfolio -- Class C...........       --        1.05%
American Funds(R) Moderate Allocation Portfolio -- Class C.........       --        1.02%
AQR Global Risk Balanced Portfolio -- Class B......................     0.02%       0.89%
BlackRock Global Tactical Strategies Portfolio -- Class B..........     0.03%       1.00%
Clarion Global Real Estate Portfolio -- Class B....................       --        0.89%
ClearBridge Aggressive Growth Portfolio -- Class B.................     0.01%       0.81%
Harris Oakmark International Portfolio -- Class B..................     0.02%       1.06%
Invesco Balanced-Risk Allocation Portfolio -- Class B..............     0.03%       0.94%
Invesco Mid Cap Value Portfolio -- Class B.........................     0.02%       0.96%
Invesco Small Cap Growth Portfolio -- Class B......................     0.01%       1.11%
JPMorgan Global Active Allocation Portfolio -- Class B.............     0.05%       1.00%
Loomis Sayles Global Markets Portfolio -- Class B..................       --        1.03%
Lord Abbett Bond Debenture Portfolio -- Class B....................     0.01%       0.79%
Met/Franklin Low Duration Total Return Portfolio -- Class B........     0.02%       0.76%
MetLife Asset Allocation 100 Portfolio -- Class B..................       --        1.01%
MetLife Balanced Plus Portfolio -- Class B.........................     0.00%       0.92%
MetLife Multi-Index Targeted Risk Portfolio -- Class B.............       --        0.68%
MFS(R) Research International Portfolio -- Class B.................     0.06%       0.95%
Morgan Stanley Mid Cap Growth Portfolio -- Class B.................     0.01%       0.93%
Oppenheimer Global Equity Portfolio -- Class B.....................     0.06%       0.93%
PanAgora Global Diversified Risk Portfolio -- Class B..............     1.52%       1.32%
                                                                    -----------------------

  MET INVESTORS FUND
                                                                  DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER
                                                                     AND/OR             FUND FEES  ANNUAL      AND/OR
                                                       MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
                                                          FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B...    0.47%       0.25%      0.09%      --      0.81%       0.01%
PIMCO Total Return Portfolio -- Class B...............    0.48%       0.25%      0.03%      --      0.76%       0.04%
Pyramis(R) Government Income Portfolio -- Class B.....    0.42%       0.25%      0.04%      --      0.71%         --
Pyramis(R) Managed Risk Portfolio -- Class B..........    0.45%       0.25%      0.08%    0.56%     1.34%       0.12%
Schroders Global Multi-Asset Portfolio -- Class B.....    0.64%       0.25%      0.10%    0.04%     1.03%         --
SSGA Growth and Income ETF Portfolio -- Class B.......    0.30%       0.25%      0.01%    0.22%     0.78%         --
SSGA Growth ETF Portfolio -- Class B..................    0.31%       0.25%      0.03%    0.24%     0.83%         --
T. Rowe Price Mid Cap Growth Portfolio -- Class B.....    0.75%       0.25%      0.03%      --      1.03%         --
WMC Large Cap Research Portfolio -- Class B...........    0.57%       0.25%      0.03%      --      0.85%       0.05%
                                                                                                            --------------

  MET INVESTORS FUND
                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
----------------------------------------------------------------
PIMCO Inflation Protected Bond Portfolio -- Class B...   0.80%
PIMCO Total Return Portfolio -- Class B...............   0.72%
Pyramis(R) Government Income Portfolio -- Class B.....   0.71%
Pyramis(R) Managed Risk Portfolio -- Class B..........   1.22%
Schroders Global Multi-Asset Portfolio -- Class B.....   1.03%
SSGA Growth and Income ETF Portfolio -- Class B.......   0.78%
SSGA Growth ETF Portfolio -- Class B..................   0.83%
T. Rowe Price Mid Cap Growth Portfolio -- Class B.....   1.03%
WMC Large Cap Research Portfolio -- Class B...........   0.80%
                                                       ---------

  METROPOLITAN FUND--CLASS B
                                                            DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                               AND/OR             FUND FEES  ANNUAL      AND/OR      ANNUAL
                                                 MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE    OPERATING
                                                    FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
Baillie Gifford International Stock Portfolio...    0.79%       0.25%      0.08%      --      1.12%       0.12%       1.00%
Barclays Aggregate Bond Index Portfolio.........    0.25%       0.25%      0.03%      --      0.53%       0.00%       0.53%
BlackRock Bond Income Portfolio.................    0.32%       0.25%      0.03%      --      0.60%       0.00%       0.60%
BlackRock Capital Appreciation Portfolio........    0.69%       0.25%      0.02%      --      0.96%       0.06%       0.90%
BlackRock Large Cap Value Portfolio.............    0.63%       0.25%      0.02%      --      0.90%       0.03%       0.87%
BlackRock Money Market Portfolio................    0.34%       0.25%      0.03%      --      0.62%       0.02%       0.60%
Frontier Mid Cap Growth Portfolio...............    0.71%       0.25%      0.05%      --      1.01%       0.01%       1.00%
Jennison Growth Portfolio.......................    0.59%       0.25%      0.03%      --      0.87%       0.08%       0.79%
Loomis Sayles Small Cap Core Portfolio..........    0.90%       0.25%      0.06%    0.07%     1.28%       0.08%       1.20%
Loomis Sayles Small Cap Growth Portfolio........    0.90%       0.25%      0.05%      --      1.20%       0.09%       1.11%
Met/Artisan Mid Cap Value Portfolio.............    0.81%       0.25%      0.03%      --      1.09%         --        1.09%
MetLife Asset Allocation 20 Portfolio...........    0.09%       0.25%      0.03%    0.52%     0.89%       0.02%       0.87%
MetLife Asset Allocation 40 Portfolio...........    0.06%       0.25%        --     0.56%     0.87%         --        0.87%
MetLife Asset Allocation 60 Portfolio...........    0.05%       0.25%        --     0.60%     0.90%         --        0.90%
MetLife Asset Allocation 80 Portfolio...........    0.05%       0.25%      0.01%    0.65%     0.96%         --        0.96%
MetLife Mid Cap Stock Index Portfolio...........    0.25%       0.25%      0.05%    0.01%     0.56%       0.00%       0.56%
MetLife Stock Index Portfolio...................    0.25%       0.25%      0.02%      --      0.52%       0.01%       0.51%
MFS(R) Total Return Portfolio...................    0.55%       0.25%      0.05%      --      0.85%         --        0.85%
MFS(R) Value Portfolio..........................    0.70%       0.25%      0.02%      --      0.97%       0.14%       0.83%
MSCI EAFE(R) Index Portfolio....................    0.30%       0.25%      0.10%    0.01%     0.66%       0.00%       0.66%
Neuberger Berman Genesis Portfolio..............    0.80%       0.25%      0.03%      --      1.08%       0.00%       1.08%
                                                                                                      -----------------------

  METROPOLITAN FUND--CLASS B
                                                                  DISTRIBUTION          ACQUIRED    TOTAL    FEE WAIVER
                                                                     AND/OR             FUND FEES  ANNUAL      AND/OR
                                                       MANAGEMENT   SERVICE     OTHER      AND    OPERATING    EXPENSE
                                                          FEE     (12B-1) FEES EXPENSES EXPENSES  EXPENSES  REIMBURSEMENT
--------------------------------------------------------------------------------------------------------------------------
Russell 2000(R) Index Portfolio.......................    0.25%       0.25%      0.07%    0.05%     0.62%       0.01%
T. Rowe Price Large Cap Growth Portfolio..............    0.60%       0.25%      0.03%      --      0.88%       0.02%
T. Rowe Price Small Cap Growth Portfolio..............    0.47%       0.25%      0.04%      --      0.76%         --
Western Asset Management Strategic Bond Opportunities
  Portfolio...........................................    0.59%       0.25%      0.06%      --      0.90%       0.04%
Western Asset Management U.S. Government
  Portfolio...........................................    0.47%       0.25%      0.02%      --      0.74%       0.01%
WMC Balanced Portfolio................................    0.46%       0.25%      0.07%      --      0.78%       0.00%
WMC Core Equity Opportunities Portfolio...............    0.70%       0.25%      0.03%      --      0.98%       0.11%
                                                                                                            --------------

  METROPOLITAN FUND--CLASS B
                                                       NET TOTAL
                                                        ANNUAL
                                                       OPERATING
                                                       EXPENSES
----------------------------------------------------------------
Russell 2000(R) Index Portfolio.......................   0.61%
T. Rowe Price Large Cap Growth Portfolio..............   0.86%
T. Rowe Price Small Cap Growth Portfolio..............   0.76%
Western Asset Management Strategic Bond Opportunities
  Portfolio...........................................   0.86%
Western Asset Management U.S. Government
  Portfolio...........................................   0.73%
WMC Balanced Portfolio................................   0.78%
WMC Core Equity Opportunities Portfolio...............   0.87%
                                                       ---------

  The information shown in the table above was provided by the Portfolios and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Portfolio's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Portfolio, but that the expenses of the Portfolio are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Portfolio's board of directors or trustees, are not shown.

  Certain Portfolios that have "Acquired Fund Fees and Expenses" are "fund of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

  EXAMPLES
  These Examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity Contracts. These costs include Contract owner transaction expenses, annual Contract fees, if any, separate account charges, and underlying Portfolio fees and expenses.
  Examples 1 through 4 assume You purchased the Contract with optional benefits that result in the highest possible combination of charges. Example 1 relates to the purchase of the Deferred Annuity with the B Class; Example 2 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 3 relates to the purchase of the Deferred Annuity with the C Class; and Example 4 relates to the purchase of the Deferred Annuity with the L Class.
  Examples 5 through 8 assume You purchased the Contract with no optional benefits that result in the least expensive combination of charges. Example 5 relates to the purchase of the Deferred Annuity with the B Class; Example 6 relates to the purchase of the Deferred Annuity with the Bonus Class; Example 7 relates to the purchase of the Deferred Annuity with the C Class; and Example 8 relates to the purchase of the Deferred Annuity with the L Class.

  Example 1. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                 1      3      5     10
                                YEAR  YEARS  YEARS  YEARS
                      ------------------------------------
                      Maximum. $1,453 $2,815 $4,178 $7,775
                      Minimum. $1,221 $2,151 $3,126 $5,968

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                 1     3      5     10
                                YEAR YEARS  YEARS  YEARS
                       ----------------------------------
                       Maximum. $753 $2,275 $3,818 $7,775
                       Minimum. $521 $1,611 $2,766 $5,968

  Example 2. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE BONUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                 1      3      5     10
                                YEAR  YEARS  YEARS  YEARS
                      ------------------------------------
                      Maximum. $1,748 $3,211 $4,683 $8,311
                      Minimum. $1,509 $2,534 $3,620 $6,537

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $821 $2,469 $4,127 $8,311
Minimum........................................... $582 $1,792 $3,063 $6,537

  Example 3. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

  You surrender your Contract, You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges apply to the C Class).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $793 $2,386 $3,989 $8,043
Minimum........................................... $561 $1,728 $2,955 $6,312

  Example 4. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You paid the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return;
 . You select the Enhanced Death Benefit I and You are age 70 and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted;
 . You select the Guaranteed Minimum Income Benefit Plus II ("GMIB Plus II") and assume that You elect the Optional Step-Up feature and as a result the charge increases to 1.50%, which is the maximum charge permitted; and

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                     1      3      5     10
                                                    YEAR  YEARS  YEARS  YEARS
------------------------------------------------------------------------------
Maximum........................................... $1,478 $2,794 $3,925 $7,944
Minimum........................................... $1,246 $2,134 $2,884 $6,185

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                    1     3      5     10
                                                   YEAR YEARS  YEARS  YEARS
----------------------------------------------------------------------------
Maximum........................................... $778 $2,344 $3,925 $7,944
Minimum........................................... $546 $1,684 $2,884 $6,185

  Example 5. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower:
  Assumptions:
 .  YOU SELECT THE B CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,138 $1,861 $2,574 $4,493
 Minimum........................................... $  906 $1,175 $1,446 $2,319

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $438 $1,321 $2,214 $4,493
  Minimum........................................... $206 $  635 $1,086 $2,319

  Example 6. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE BONUS CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 .  there was no allocation to the Fixed Account;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and

  You fully surrender your Contract, with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,423 $2,233 $3,046 $4,999
 Minimum........................................... $1,185 $1,533 $1,905 $2,855

  You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $496 $1,491 $2,489 $4,999
  Minimum........................................... $258 $  791 $1,348 $2,855

  Example 7. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE C CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and


  You surrender your Contract, You do not surrender your Contract or elect to annuitize (elect a pay-out option with an income payment type under which You receive income payments over your lifetime) (no Withdrawal Charges apply to the C Class).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $478 $1,436 $2,398 $4,820
  Minimum........................................... $246 $  756 $1,288 $2,730

  Example 8. This example shows the dollar amount of expenses that You would bear directly or indirectly on a $10,000 investment for the time periods indicated. Your actual costs may be higher or lower.
  Assumptions:
 .  YOU SELECT THE L CLASS;
 .  reimbursement and/or waiver of expenses was not in effect;
 . there was no allocation to the Fixed Account or the Enhanced Dollar Cost Averaging Program;
 . You bear the minimum or maximum fees and expenses of any of the Portfolios (see "Table 3--Portfolio Operating Expenses");
 .  You pay the Annual Contract Fee;
 .  the underlying Portfolio earns a 5% annual return; and

  You fully surrender your Contract with applicable Withdrawal Charges deducted.

                                                      1      3      5     10
                                                     YEAR  YEARS  YEARS  YEARS
 ------------------------------------------------------------------------------
 Maximum........................................... $1,163 $1,843 $2,329 $4,699
 Minimum........................................... $  931 $1,161 $1,213 $2,577

  You do not surrender your Contract or You elect to annuitize (elect a pay-out option with an income type under which You receive income payments over your life time) (no Withdrawal Charges would be deducted).

                                                      1     3      5     10
                                                     YEAR YEARS  YEARS  YEARS
  ----------------------------------------------------------------------------
  Maximum........................................... $463 $1,393 $2,329 $4,699
  Minimum........................................... $231 $  711 $1,213 $2,577

   ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

       See Appendix B.

METLIFE

      Metropolitan Life Insurance Company ("MLIC" or the "Company") is a leading provider of insurance, annuities, and employee benefits programs with operations throughout the United States. The Company offers life insurance and annuities to individuals, as well as group insurance and retirement & savings products and many other services to corporations and other institutions. The Company was formed under the laws of New York in 1868. The Company's home office is located at 200 Park Avenue, New York, New York 10166-0188. The Company is a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. is a leading global provider of insurance, annuities, employee benefits and asset management, serving 100 million customers. Through its subsidiaries and affiliates, MetLife, Inc. holds leading market positions in the United States, Japan, Latin America, Asia, Europe and the Middle East.

METROPOLITAN LIFE

SEPARATE ACCOUNT E

       We established Metropolitan Life Separate Account E on September 27, 1983. The purpose of the Separate Account is to hold the variable assets that underlie the Preference Plus Select Variable Annuity Contracts and
some other variable annuity Contracts we issue. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act").

The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts issued from this Separate Account without regard to our other business.

We are obligated to pay all money we owe under the Contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Minimum Income Benefit, optional Guaranteed Withdrawal Benefit or optional Guaranteed Minimum Accumulation Benefit that exceeds the assets in the Separate Account are also paid from our general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and our long term ability to make such payments, and are not guaranteed by any other party. We issue other annuity Contracts and life insurance policies where we pay all money we owe under those Contracts and policies from our general account. MetLife is regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.

The investment manager to certain of the Portfolios offered with the Contracts or with other Variable Annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While if does not concede that the Separate Account is a commodity pool, the Company has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act ("CEA"), and is not subject to registration or regulation as a pool operator under the CEA.

VARIABLE ANNUITIES

    This Prospectus describes a type of variable annuity, a Deferred Annuity. These annuities are "variable" because the value of your account or income payment varies based on the investment performance of the Investment
Divisions You choose. In short, the value of your Deferred Annuity and your income payments under a variable pay-out option of your Deferred Annuity may go up or down. Since the investment performance is not guaranteed, your money is at risk.

The degree of risk will depend on the Investment Divisions You select. The Accumulation Unit Value or Annuity Unit Value for each Investment Division rises or falls based on the investment performance (or "experience") of the Portfolio with the same name. MetLife and its affiliates also offer other annuities not described in this Prospectus.

The Deferred Annuities have a fixed interest rate option called the "Fixed Account." The Fixed Account is not available to all Contract Owners. The Fixed Account in part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your Contract is issued but will not be less than 1%. Your registered representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor our general account has been registered as an investment company under the Investment Company Act of 1940. The variable pay-out options under the Deferred Annuities have a fixed payment option called the "Fixed Income Option." Under the Fixed Income Option, we guarantee the amount of your fixed income payments. These fixed options are not described in this Prospectus although we occasionally refer to them. All guarantees as to purchase payments or Account Balance allocated to the Fixed Account, interest credited to the Fixed Account, and the Fixed Income Option are subject to our financial strength and claims-paying ability.

REPLACEMENT OF ANNUITY CONTRACTS

EXCHANGE PROGRAMS: From time to time we may offer programs under which certain fixed or variable annuity Contracts previously issued by us may be exchanged for the Deferred Annuity offered by this Prospectus. Currently, with respect to exchanges from certain of our variable annuity Contracts to this Deferred Annuity, an existing Contract is eligible for exchange if a withdrawal from, or surrender of, the Contract would not trigger a Withdrawal Charge. The Account Balance of this Deferred Annuity attributable to the exchanged assets will not be subject to any Withdrawal Charge or be eligible for the Enhanced Dollar Cost Averaging Program. Any additional purchase payments contributed to the new Deferred Annuity will be subject to all fees and charges, including the Withdrawal Charge described in this Prospectus. You should carefully consider whether an exchange is appropriate for You by comparing the death benefits, living benefits, and other guarantees provided by the Contract You currently own to the benefits and guarantees that would be provided by the new Contract offered in this Prospectus. Then You should compare the fees and charges (E.G., the death benefit charges, the living benefit charges, and the separate account charge) of your current Contract to the fees and charges of the new Contract, which may be higher than your current Contract. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however, You should consult your tax adviser before making any such exchange.

OTHER EXCHANGES: Generally, You can exchange one variable annuity Contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange You should compare both annuities carefully. If You exchange another annuity for the one described in this Prospectus, unless the exchange occurs under one of our exchange programs described above, You might have to pay a surrender charge on your old annuity, and there will be a new surrender charge period for this Deferred Annuity. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the Deferred Annuity until we have received the initial purchase payment from your existing insurance company, the issuance of the Contract may be delayed. Generally, it is not advisable to purchase a Deferred Annuity as a replacement for an existing variable annuity Contract. Before You exchange another annuity for our Deferred Annuity, ask your registered representative whether the exchange would be advantageous, given the Contract features, benefits and charges.

THE DEFERRED ANNUITY

    You accumulate money in your account during the pay-in phase by making one or more purchase payments. MetLife will hold your money and credit investment returns as long as the money remains in your account.

All IRAs receive tax deferral under the Internal Revenue Code. There are no additional tax benefits from funding an IRA with a Deferred Annuity. Therefore, there should be reasons other than tax deferral for acquiring the Deferred Annuity, such as the availability of a guaranteed income for life, the death benefits or the other optional benefits available under this Deferred Annuity.

This Prospectus describes all the material features of the Contract.

NON-NATURAL PERSONS AS OWNERS OR BENEFICIARIES. If a non-natural person, such as a trust, is the Owner of a non- qualified Deferred Annuity, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the Deferred Annuity will generally, eliminate the Beneficiary's ability to "stretch" or a spousal Beneficiary's ability to continue the Deferred Annuity and the living and/or death benefits.

A Deferred Annuity consists of two phases: the accumulation or "pay-in" phase and the income or "pay-out" phase. The pay-out phase begins when You elect to have us pay You "income" payments using the money in your account. The number and the amount of the income payments You receive will depend on such things as the type of pay-out option You choose, your investment choices, and the amount used to provide your income payments. Because Deferred Annuities offer the insurance benefit of income payment options, including our guarantee of income for your lifetime, they are "annuities."

The Deferred Annuity is offered in several variations, which we call "classes." Each class offers You the ability to choose certain features. Each has its own Separate Account charge and applicable Withdrawal Charge (except C Class which has no Withdrawal Charges). The Deferred Annuity also offers You the opportunity to choose optional benefits, each for a charge in addition to the Separate Account charge with the Basic Death Benefit for that class. If You purchase any of the optional death benefits, You receive the optional benefit in place of the Basic Death Benefit. In deciding what class of the Deferred Annuity to purchase, You should consider the amount of Separate Account and Withdrawal Charges You are willing to bear relative to your needs. In deciding whether to purchase any of the optional benefits, You should consider the desirability of the benefit relative to its additional cost and to your needs. Unless You tell us otherwise, we will assume that You are purchasing the B Class Deferred Annuity with the Basic Death Benefit and no optional benefits. These optional benefits are:

..   an Annual Step-Up Death Benefit;

..   a Greater of Annual Step-Up or 5% Annual Increase Death Benefit;

..   an Enhanced Death Benefit (the "EDB I");

..   an Earnings Preservation Benefit;

..   Guaranteed Minimum Income Benefits (the Guaranteed Minimum Income Benefit
    Plus II (the "GMIB Plus II"), the Guaranteed Minimum Income Plus I (the "GMIB Plus I"), the Guaranteed Minimum Income Benefit II (the "GMIB II") and the Guaranteed Minimum Income Benefit I (the "GMIB I") are collectively, the "GMIBs");

..   Guaranteed Withdrawal Benefits (the Lifetime Withdrawal Guarantee II (the
    "LWG II"), the Lifetime Withdrawal Guarantee I (the "LWG I"), the Enhanced Guaranteed Withdrawal Benefit (the "Enhanced GWB") and the Guaranteed Withdrawal Benefit I (the "GWB I") are collectively, the "GWBs"); and

..   a Guaranteed Minimum Accumulation Benefit (the "GMAB").

You may not have a GMIB, a GWB or the GMAB in effect at the same time. You may not have the EDB I in effect with any living benefit except the GMIB Plus II. None of these optional benefits are currently available for sale.

Each of these optional benefits is described in more detail later in this Prospectus. The availability of optional benefits and features of optional benefits may vary by state.

We may restrict the investment choices available to You if You select certain optional benefits. These restrictions are intended to reduce the risk of investment losses which could require the Company to use its general account assets to pay amounts due under the selected optional benefit.

Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your Contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the Prospectus describing such benefits and guarantees.

CLASSES OF THE DEFERRED ANNUITY

B CLASS

The B Class has a 1.25% annual Separate Account charge (1.50% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.45% to 1.60% or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%.

THE BONUS CLASS (MAY ALSO BE KNOWN AS THE "B PLUS CLASS" IN OUR SALES LITERATURE AND ADVERTISING)

You may purchase a Contract in the Bonus Class before your 81st birthday. If there are joint Contract Owners, the age of the oldest joint Contract Owner will be used to determine eligibility. Under the Bonus Class Deferred Annuity, we currently credit 3% to each of your purchase payments made during the first Contract Year. The Bonus will be applied on a pro-rata basis to the Fixed Account, if available, and the Investment Divisions of the Separate Account based upon your allocation for your purchase payments. The Bonus Class has a 1.70% annual Separate Account charge (1.95% in the case of each American Funds(R) Investment Division) and a declining seven year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.90% to 2.05% or, in the case of each American Funds(R) Investment Division, 2.15% to 2.30%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.15% to 2.30% or, in the case of each American Funds(R) Investment Division, 2.40% to 2.55%. After You have held the Contract for seven years, the Separate Account charge declines 0.45% to 1.25% with the Basic Death Benefit (1.50% in the case of each American Funds(R) Investment Division). After You have held the Contract for seven years, the Separate Account charge declines to 1.45% and 1.60%, respectively, for the Annual Step-Up Death Benefit and for the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, or, in the case of each American Funds(R) Investment Division, 1.70% to 1.85%.

Investment returns for the Bonus Class Deferred Annuity may be lower than those for the B Class Deferred Annuity if Separate Account investment performance is not sufficiently high to offset increased Separate Account charges for the Bonus Class Deferred Annuity. (If the Fixed Account is available, Fixed Account rates for the Bonus Class may be lower than those declared for the other classes.)

The Bonus Class Deferred Annuity may not be appropriate with certain qualified plans where there may be minimal initial purchase payments submitted in the first year.

Therefore, the choice between the Bonus Class and the B Class Deferred Annuity is a judgment as to whether a higher Separate Account charge with a 3% credit is more advantageous than a lower Separate Account charge without the 3% credit.

There is no guarantee that the Bonus Class Deferred Annuity will have higher returns than the B Class Deferred Annuity, the other classes of the Deferred Annuity, similar Contracts without a bonus or any other investment. The Bonus will be credited only to purchase payments made during the first Contract Year, while the additional Separate Account charge of 0.45% for the Bonus will be assessed on all amounts in the Separate Account for the first seven years.

The following table demonstrates hypothetical investment returns for a Deferred Annuity with the 3% credit compared to a Contract without the Bonus. Both Deferred Annuities are assumed to have no optional benefits. The figures are based on:

a)  a $50,000 initial purchase payment with no other purchase payments;

b) deduction of the Separate Account charge at a rate of 1.70% (1.25% in years 8-10) (Bonus Class Deferred Annuity) and 1.25% (B Class Deferred Annuity); and

c) an assumed investment return for the investment choices before Separate Account charges of 8.05% for each of 10 years.

----------------------------------------------------------------

                      Bonus Class                B Class
                (1.70% Separate Account  (1.25% Separate Account
Contract Year  charge for first 7 years)    charge all years)
----------------------------------------------------------------
1                       $54,770                  $53,400
----------------------------------------------------------------
2                       $58,248                  $57,031
----------------------------------------------------------------
3                       $61,947                  $60,909
----------------------------------------------------------------
4                       $65,881                  $65,051
----------------------------------------------------------------
5                       $70,064                  $69,475
----------------------------------------------------------------
6                       $74,513                  $74,199
----------------------------------------------------------------
7                       $79,245                  $79,244
----------------------------------------------------------------
8                       $84,633                  $84,633
----------------------------------------------------------------
9                       $90,388                  $90,388
----------------------------------------------------------------
10                      $96,535                  $96,534
----------------------------------------------------------------

Generally, the higher the rate of return, the more advantageous the Bonus Class is. The table above assumes no additional purchase payments are made after the first Contract Anniversary. If additional purchase payments were made to the Deferred Annuity, the rate of return would have to be higher in order to "break-even" by the end of the seventh year or the break-even point would otherwise occur sooner. The break-even point is when the Account Balance of a Bonus Class Contract will equal the Account Balance of a B Class Contract, assuming equal initial purchase payments and a level rate of return, and thereafter, the Account Balance would be higher in a B Class Contract.

The decision to elect the Bonus Class is irrevocable. We may make a profit from the additional Separate Account charge. The Enhanced Dollar Cost Averaging Program is not available with the Bonus Class.

The guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity. Current rates for the Bonus Class may be lower than those for the other classes of the Deferred Annuity.

Any 3% credit does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of the "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). We then will refund either your purchase payments or Account Balance, depending upon your state law. In the case of a refund of Account Balance, the refunded amount will include any investment performance on amounts attributable to the 3% credit. If there have been any losses from the investment performance on the amounts attributable to the 3% credit, we will bear that loss.

If we agree to permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/ her benefit, a new Contract will be issued in order to facilitate the distribution of payments. The new Contract will be issued in the same Contract class, except, if You had a Bonus Class Deferred Annuity, the Contract will be issued as a B Class Deferred Annuity.

C CLASS

The C Class has a 1.65% annual Separate Account charge (1.90% in the case of each American Funds(R) Investment Division) and no Withdrawal Charge. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.85% to 2.00% or, in the case of each American Funds(R) Investment Division, 2.10% to 2.25%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 2.10% to 2.25% or, in the case of each American Funds(R) Investment Division, 2.35% to 2.50%. The Fixed Account, the Enhanced Dollar Cost Averaging Program, Equity Generator(R) and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003. A money market Investment Division is available in the C Class Deferred Annuity purchased after April 30, 2003.

L CLASS

The L Class has a 1.50% annual Separate Account charge (1.75% in the case of each American Funds(R) Investment Division) and a declining three year Withdrawal Charge on each purchase payment. If You choose the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the Separate Account charge would range from 1.70% to 1.85% or, in the case of each American Funds(R) Investment Division, 1.95% to 2.10%. If You choose the optional Earnings Preservation Benefit and either of these optional death benefits, the Separate Account charge would range from 1.95% to 2.10% or, in the case of each American Funds(R) Investment Division, 2.20% to 2.35%. If the Fixed Account is available, Fixed Account rates for the L Class may be lower than those declared for the other classes.

YOUR INVESTMENT CHOICES

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) and each of their Portfolios are more fully described in their respective prospectuses and SAIs. The SAIs are available upon your request. You should read these prospectuses carefully before making purchase payments to the Investment Divisions. The classes of shares available to the Deferred Annuities, Class B of the Metropolitan Fund, Class B of the Met Investors Fund (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios which are Class
C), and Class 2 of the American Funds(R), each impose a 12b-1 Plan fee.

The investment choices are listed in alphabetical order below (based upon the Portfolio's legal names). (See "Appendix C -- Portfolio Legal and Marketing Names".) The Investment Divisions generally offer the opportunity for greater returns over the long term than our Fixed Account. You should understand that each Portfolio incurs its own risk which will be dependent upon the investment decisions made by the respective Portfolio's investment manager. Furthermore, the name of a Portfolio may not be indicative of all the investments held by the Portfolio. The degree of investment risk You assume will depend on the Investment Divisions You choose. While the Investment Divisions and their comparably named Portfolios may have names, investment objectives and management which are identical or similar to publicly available mutual funds, these Investment Divisions and Portfolios are not those mutual funds. The Portfolios most likely will not have the same performance experience as any publicly available mutual fund. Since your Account Balance or income payments are subject to the risks associated with investing in stocks and bonds, your Account Balance or variable income payments based on amounts allocated to the Investment Divisions may go down as well as up.

Each Portfolio has different investment objectives and risks. The Portfolio prospectuses contain more detailed information on each Portfolio's investment strategy, investment managers and its fees. You may obtain a Portfolio prospectus by calling 800-638-7732 or through your registered representative. We do not guarantee the investment results of the Portfolios.

The current Portfolios are listed below, along with their investment manager and any sub-investment manager.

                                                                                            INVESTMENT ADVISER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                             SUBADVISER
---------                      --------------------                                         -------------------
-                                             AMERICAN FUNDS(R)
AMERICAN FUNDS BOND FUND       SEEKS AS HIGH A LEVEL OF CURRENT INCOME AS IS   CAPITAL RESEARCH AND MANAGEMENT COMPANY
                               CONSISTENT WITH THE PRESERVATION OF CAPITAL.
AMERICAN FUNDS GLOBAL SMALL    SEEKS LONG-TERM GROWTH OF CAPITAL.              CAPITAL RESEARCH AND MANAGEMENT COMPANY
CAPITALIZATION FUND
AMERICAN FUNDS GROWTH FUND     SEEKS GROWTH OF CAPITAL.                        CAPITAL RESEARCH AND MANAGEMENT COMPANY
AMERICAN FUNDS GROWTH-INCOME   SEEKS LONG-TERM GROWTH OF CAPITAL AND INCOME.   CAPITAL RESEARCH AND MANAGEMENT COMPANY
FUND
-                                            MET INVESTORS FUND
AB GLOBAL DYNAMIC ALLOCATION   SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.  METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: ALLIANCEBERNSTEIN L.P.
ALLIANZ GLOBAL INVESTORS       SEEKS TOTAL RETURN.                             METLIFE ADVISERS, LLC
DYNAMIC MULTI-ASSET PLUS                                                       SUBADVISER: ALLIANZ GLOBAL INVESTORS U.S. LLC
PORTFOLIO
AMERICAN FUNDS(R) BALANCED     SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.
AMERICAN FUNDS(R) GROWTH       SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO
AMERICAN FUNDS(R) MODERATE     SEEKS A HIGH TOTAL RETURN IN THE FORM OF INCOME METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO           AND GROWTH OF CAPITAL, WITH A GREATER
                               EMPHASIS ON INCOME.
AQR GLOBAL RISK BALANCED       SEEKS TOTAL RETURN.                             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: AQR CAPITAL MANAGEMENT, LLC

                                                                                            INVESTMENT ADVISER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                             SUBADVISER
---------                      --------------------                                         -------------------
BLACKROCK GLOBAL TACTICAL      SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.   METLIFE ADVISERS, LLC
STRATEGIES PORTFOLIO                                                            SUBADVISER: BLACKROCK FINANCIAL MANAGEMENT,
                                                                                INC.
CLARION GLOBAL REAL ESTATE     SEEKS TOTAL RETURN THROUGH INVESTMENT IN REAL    METLIFE ADVISERS, LLC
PORTFOLIO                      ESTATE SECURITIES, EMPHASIZING BOTH CAPITAL      SUBADVISER: CBRE CLARION SECURITIES LLC
                               APPRECIATION AND CURRENT INCOME.
CLEARBRIDGE AGGRESSIVE GROWTH  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: CLEARBRIDGE INVESTMENTS, LLC
HARRIS OAKMARK INTERNATIONAL   SEEKS LONG-TERM CAPITAL APPRECIATION.            METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: HARRIS ASSOCIATES L.P.
INVESCO BALANCED-RISK          SEEKS TOTAL RETURN.                              METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUBADVISER: INVESCO ADVISERS, INC.
INVESCO MID CAP VALUE          SEEKS HIGH TOTAL RETURN BY INVESTING IN EQUITY   METLIFE ADVISERS, LLC
PORTFOLIO                      SECURITIES OF MID-SIZED COMPANIES.               SUBADVISER: INVESCO ADVISERS, INC.
INVESCO SMALL CAP GROWTH       SEEKS LONG-TERM GROWTH OF CAPITAL.               METLIFE ADVISERS, LLC
PORTFOLIO
                                                                                SUBADVISER: INVESCO ADVISERS, INC.
JPMORGAN GLOBAL ACTIVE         SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.   METLIFE ADVISERS, LLC
ALLOCATION PORTFOLIO                                                            SUBADVISER: J.P. MORGAN INVESTMENT
                                                                                MANAGEMENT INC.
LOOMIS SAYLES GLOBAL MARKETS   SEEKS HIGH TOTAL INVESTMENT RETURN THROUGH A     METLIFE ADVISERS, LLC
PORTFOLIO                      COMBINATION OF CAPITAL APPRECIATION AND          SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
                               INCOME.
LORD ABBETT BOND DEBENTURE     SEEKS HIGH CURRENT INCOME AND THE OPPORTUNITY    METLIFE ADVISERS, LLC
PORTFOLIO                      FOR CAPITAL APPRECIATION TO PRODUCE A HIGH TOTAL SUBADVISER: LORD, ABBETT & CO. LLC
                               RETURN.
MET/FRANKLIN LOW DURATION      SEEKS A HIGH LEVEL OF CURRENT INCOME, WHILE      METLIFE ADVISERS, LLC
TOTAL RETURN PORTFOLIO         SEEKING PRESERVATION OF SHAREHOLDERS' CAPITAL.   SUBADVISER: FRANKLIN ADVISERS, INC.
METLIFE ASSET ALLOCATION 100   SEEKS GROWTH OF CAPITAL.                         METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE BALANCED PLUS          SEEKS A BALANCE BETWEEN A HIGH LEVEL OF          METLIFE ADVISERS, LLC
PORTFOLIO                      CURRENT INCOME AND GROWTH OF CAPITAL, WITH A     SUBADVISER: OVERLAY PORTION: PACIFIC
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.           INVESTMENT MANAGEMENT COMPANY LLC
METLIFE MULTI-INDEX TARGETED   SEEKS A BALANCE BETWEEN GROWTH OF CAPITAL        METLIFE ADVISERS, LLC
RISK PORTFOLIO                 AND CURRENT INCOME, WITH A GREATER EMPHASIS      SUBADVISER: OVERLAY PORTION: METLIFE
                               ON GROWTH OF CAPITAL.                            INVESTMENT MANAGEMENT, LLC
MFS(R) RESEARCH INTERNATIONAL  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                                                                COMPANY
MORGAN STANLEY MID CAP GROWTH  SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: MORGAN STANLEY INVESTMENT
                                                                                MANAGEMENT INC.
OPPENHEIMER GLOBAL EQUITY      SEEKS CAPITAL APPRECIATION.                      METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: OPPENHEIMERFUNDS, INC.
PANAGORA GLOBAL DIVERSIFIED    SEEKS TOTAL RETURN.                              METLIFE ADVISERS, LLC
RISK PORTFOLIO                                                                  SUBADVISER: PANAGORA ASSET MANAGEMENT, INC.
PIMCO INFLATION PROTECTED      SEEKS MAXIMUM REAL RETURN, CONSISTENT WITH       METLIFE ADVISERS, LLC
BOND PORTFOLIO                 PRESERVATION OF CAPITAL AND PRUDENT INVESTMENT   SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
                               MANAGEMENT.                                      COMPANY LLC
PIMCO TOTAL RETURN PORTFOLIO   SEEKS MAXIMUM TOTAL RETURN, CONSISTENT WITH      METLIFE ADVISERS, LLC
                               THE PRESERVATION OF CAPITAL AND PRUDENT          SUBADVISER: PACIFIC INVESTMENT MANAGEMENT
                               INVESTMENT MANAGEMENT.                           COMPANY LLC
PYRAMIS(R) GOVERNMENT INCOME   SEEKS A HIGH LEVEL OF CURRENT INCOME,            METLIFE ADVISERS, LLC
PORTFOLIO                      CONSISTENT WITH PRESERVATION OF PRINCIPAL.       SUBADVISER: PYRAMIS GLOBAL ADVISORS, LLC
PYRAMIS(R) MANAGED RISK        SEEKS TOTAL RETURN.                              METLIFE ADVISERS, LLC
PORTFOLIO                                                                       SUBADVISER: PYRAMIS GLOBAL ADVISORS, LLC

                                                                                           INVESTMENT ADVISER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                            SUBADVISER
---------                      --------------------                                        -------------------
SCHRODERS GLOBAL MULTI-ASSET   SEEKS CAPITAL APPRECIATION AND CURRENT INCOME.  METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: SCHRODER INVESTMENT MANAGEMENT
                                                                               NORTH AMERICA INC. AND SCHRODER INVESTMENT
                                                                               MANAGEMENT NORTH AMERICA LIMITED
SSGA GROWTH AND INCOME ETF     SEEKS GROWTH OF CAPITAL AND INCOME.             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
SSGA GROWTH ETF PORTFOLIO      SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
                                                                               SUBADVISER: SSGA FUNDS MANAGEMENT, INC.
T. ROWE PRICE MID CAP GROWTH   SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
WMC LARGE CAP RESEARCH         SEEKS LONG-TERM CAPITAL APPRECIATION.           METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: WELLINGTON MANAGEMENT COMPANY
                                                                               LLP
-                                             METROPOLITAN FUND
BAILLIE GIFFORD INTERNATIONAL  SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
STOCK PORTFOLIO                                                                SUBADVISER: BAILLIE GIFFORD OVERSEAS LIMITED
BARCLAYS AGGREGATE BOND INDEX  SEEKS TO TRACK THE PERFORMANCE OF THE BARCLAYS  METLIFE ADVISERS, LLC
PORTFOLIO                      U.S. AGGREGATE BOND INDEX.                      SUBADVISER: METLIFE INVESTMENT MANAGEMENT,
                                                                               LLC
BLACKROCK BOND INCOME          SEEKS A COMPETITIVE TOTAL RETURN PRIMARILY      METLIFE ADVISERS, LLC
PORTFOLIO                      FROM INVESTING IN FIXED-INCOME SECURITIES.      SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK CAPITAL              SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
APPRECIATION PORTFOLIO                                                         SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK LARGE CAP VALUE      SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: BLACKROCK ADVISORS, LLC
BLACKROCK MONEY MARKET         SEEKS A HIGH LEVEL OF CURRENT INCOME CONSISTENT METLIFE ADVISERS, LLC
PORTFOLIO                      WITH PRESERVATION OF CAPITAL.                   SUBADVISER: BLACKROCK ADVISORS, LLC
FRONTIER MID CAP GROWTH        SEEKS MAXIMUM CAPITAL APPRECIATION.             METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: FRONTIER CAPITAL MANAGEMENT
                                                                               COMPANY, LLC
JENNISON GROWTH PORTFOLIO      SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
                                                                               SUBADVISER: JENNISON ASSOCIATES LLC
LOOMIS SAYLES SMALL CAP CORE   SEEKS LONG-TERM CAPITAL GROWTH FROM             METLIFE ADVISERS, LLC
PORTFOLIO                      INVESTMENTS IN COMMON STOCKS OR OTHER EQUITY    SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
                               SECURITIES.
LOOMIS SAYLES SMALL CAP        SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUBADVISER: LOOMIS, SAYLES & COMPANY, L.P.
MET/ARTISAN MID CAP VALUE      SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
PORTFOLIO                                                                      SUBADVISER: ARTISAN PARTNERS LIMITED
                                                                               PARTNERSHIP
METLIFE ASSET ALLOCATION 20    SEEKS A HIGH LEVEL OF CURRENT INCOME, WITH      METLIFE ADVISERS, LLC
PORTFOLIO                      GROWTH OF CAPITAL AS A SECONDARY OBJECTIVE.
METLIFE ASSET ALLOCATION 40    SEEKS HIGH TOTAL RETURN IN THE FORM OF INCOME   METLIFE ADVISERS, LLC
PORTFOLIO                      AND GROWTH OF CAPITAL, WITH A GREATER
                               EMPHASIS ON INCOME.
METLIFE ASSET ALLOCATION 60    SEEKS A BALANCE BETWEEN A HIGH LEVEL OF         METLIFE ADVISERS, LLC
PORTFOLIO                      CURRENT INCOME AND GROWTH OF CAPITAL, WITH A
                               GREATER EMPHASIS ON GROWTH OF CAPITAL.
METLIFE ASSET ALLOCATION 80    SEEKS GROWTH OF CAPITAL.                        METLIFE ADVISERS, LLC
PORTFOLIO
METLIFE MID CAP STOCK INDEX    SEEKS TO TRACK THE PERFORMANCE OF THE           METLIFE ADVISERS, LLC
PORTFOLIO                      STANDARD & POOR'S MIDCAP 400(R) COMPOSITE       SUBADVISER: METLIFE INVESTMENT MANAGEMENT,
                               STOCK PRICE INDEX.                              LLC

                                                                                           INVESTMENT ADVISER/
PORTFOLIO                      INVESTMENT OBJECTIVE                                            SUBADVISER
---------                      --------------------                                        -------------------
METLIFE STOCK INDEX PORTFOLIO  SEEKS TO TRACK THE PERFORMANCE OF THE           METLIFE ADVISERS, LLC
                               STANDARD & POOR'S 500(R) COMPOSITE STOCK        SUBADVISER: METLIFE INVESTMENT MANAGEMENT,
                               PRICE INDEX.                                    LLC
MFS(R) TOTAL RETURN PORTFOLIO  SEEKS A FAVORABLE TOTAL RETURN THROUGH          METLIFE ADVISERS, LLC
                               INVESTMENT IN A DIVERSIFIED PORTFOLIO.          SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                                                               COMPANY
MFS(R) VALUE PORTFOLIO         SEEKS CAPITAL APPRECIATION.                     METLIFE ADVISERS, LLC
                                                                               SUBADVISER: MASSACHUSETTS FINANCIAL SERVICES
                                                                               COMPANY
MSCI EAFE(R) INDEX PORTFOLIO   SEEKS TO TRACK THE PERFORMANCE OF THE MSCI      METLIFE ADVISERS, LLC
                               EAFE(R) INDEX.                                  SUBADVISER: METLIFE INVESTMENT MANAGEMENT,
                                                                               LLC
NEUBERGER BERMAN GENESIS       SEEKS HIGH TOTAL RETURN, CONSISTING PRINCIPALLY METLIFE ADVISERS, LLC
PORTFOLIO                      OF CAPITAL APPRECIATION.                        SUBADVISER: NEUBERGER BERMAN MANAGEMENT
                                                                               LLC
RUSSELL 2000(R) INDEX          SEEKS TO TRACK THE PERFORMANCE OF THE RUSSELL   METLIFE ADVISERS, LLC
PORTFOLIO                      2000(R) INDEX.                                  SUBADVISER: METLIFE INVESTMENT MANAGEMENT,
                                                                               LLC
T. ROWE PRICE LARGE CAP        SEEKS LONG-TERM GROWTH OF CAPITAL.              METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
T. ROWE PRICE SMALL CAP        SEEKS LONG-TERM CAPITAL GROWTH.                 METLIFE ADVISERS, LLC
GROWTH PORTFOLIO                                                               SUBADVISER: T. ROWE PRICE ASSOCIATES, INC.
WESTERN ASSET MANAGEMENT       SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH  METLIFE ADVISERS, LLC
STRATEGIC BOND OPPORTUNITIES   PRESERVATION OF CAPITAL.                        SUBADVISER: WESTERN ASSET MANAGEMENT
PORTFOLIO                                                                      COMPANY
WESTERN ASSET MANAGEMENT U.S.  SEEKS TO MAXIMIZE TOTAL RETURN CONSISTENT WITH  METLIFE ADVISERS, LLC
GOVERNMENT PORTFOLIO           PRESERVATION OF CAPITAL AND MAINTENANCE OF      SUBADVISER: WESTERN ASSET MANAGEMENT
                               LIQUIDITY.                                      COMPANY
WMC BALANCED PORTFOLIO         SEEKS LONG-TERM CAPITAL APPRECIATION WITH       METLIFE ADVISERS, LLC
                               SOME CURRENT INCOME.                            SUBADVISER: WELLINGTON MANAGEMENT COMPANY
                                                                               LLP
WMC CORE EQUITY OPPORTUNITIES  SEEKS TO PROVIDE A GROWING STREAM OF INCOME     METLIFE ADVISERS, LLC
PORTFOLIO                      OVER TIME AND, SECONDARILY, LONG-TERM CAPITAL   SUBADVISER: WELLINGTON MANAGEMENT COMPANY
                               APPRECIATION AND CURRENT INCOME.                LLP

Some of the investment choices may not be available under the terms of your Deferred Annuity. Your Contract or other correspondence we provide You will indicate the Investment Divisions that are available to You. The BlackRock Money Market Division is only available in the C Class Deferred Annuity purchased after April 30, 2003, and Deferred Annuities issued in New York State and Washington State with the GMIB I, the GMIB II, the GMIB Plus I, the GMIB Plus II, the GWB I, the Enhanced GWB, the LWG I, the LWG II or the EDB I. Your investment choices may be limited because:

..   We have restricted the available Investment Divisions.

..   Some of the Investment Divisions are not approved in your state.

..   Your employer, association or other group Contract Owner limits the available Investment Divisions.

INVESTMENT CHOICES WHICH ARE FUND OF FUNDS

The following portfolios available within the Metropolitan Series Fund and Met Investors Series Trust, are "fund of funds":

MetLife Asset Allocation 20 Portfolio
MetLife Asset Allocation 40 Portfolio
MetLife Asset Allocation 60 Portfolio

MetLife Asset Allocation 80 Portfolio
MetLife Asset Allocation 100 Portfolio
American Funds(R) Balanced Allocation Portfolio
American Funds(R) Growth Allocation Portfolio
American Funds(R) Moderate Allocation Portfolio
SSGA Growth ETF Portfolio
SSGA Growth and Income ETF Portfolio
MetLife Balanced Plus Portfolio
BlackRock Global Tactical Strategies Portfolio
MetLife Multi-Index Targeted Risk Portfolio
Pyramis(R) Managed Risk Portfolio

"Fund of funds" Portfolios invest substantially all of their assets in other portfolios or, with respect to the SSGA Growth ETF Portfolio and the SSGA Growth and Income ETF Portfolio, other exchange-traded funds ("Underlying ETFs"). Therefore, each of these Portfolios will bear its pro rata share of the fees and expenses incurred by the underlying portfolios or Underlying ETFs in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the fund of funds Portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios or Underlying ETFs in which the fund of funds Portfolio invests. You may be able to realize lower aggregate expenses by investing directly in the underlying portfolios and Underlying ETFs instead of investing in the fund of funds Portfolios, if such underlying portfolios or Underlying ETFs are available under the Contract. However, no Underlying ETFs and only some of the underlying portfolios are available under the Contract.

INVESTMENT ALLOCATION RESTRICTIONS FOR CERTAIN OPTIONAL BENEFITS

If You elect the LWG II, the GMIB Plus II or the EDB I, You must comply with certain investment allocation restrictions. Specifically, You must allocate according to either Option (A) or Option (B) (the "Option (B) Investment Allocation Restrictions") below. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). Only certain of the automated investment strategies are available under Option (A) and Option (B). (See "Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program" in this section and the chart titled "Enhanced Dollar Cost Averaging ("EDCA") Program and Automated Investment Strategies").

(A)You must allocate:

  . 100% of your purchase payments or Account Value among the AB Global Dynamic Allocation Investment Division, Allianz Global Investors Dynamic Multi-Asset Plus Investment Division, American Funds(R) Balanced Allocation Investment Division, American Funds(R) Moderate Allocation Investment Division, AQR Global Risk Balanced Investment Division, BlackRock Global Tactical Strategies Investment Division, Invesco Balanced-Risk Allocation Investment Division, JPMorgan Global Active Allocation Investment Division, MetLife Balanced Plus Investment Division, MetLife Asset Allocation 20 Investment Division, MetLife Asset Allocation 40 Investment Division, MetLife Asset Allocation 60 Investment Division, MetLife Multi-Index Targeted Risk Investment Division, PanAgora Global Diversified Risk Investment Division, Pyramis(R) Managed Risk Investment Division, Schroders Global Multi-Asset Investment Division, SSGA Growth and Income ETF Investment Division, and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) (you may also allocate purchase payments to the EDCA program, provided that your destination portfolios are one or more of the above listed Investment Divisions; you may not allocate purchase payments to an automated investment strategy).

   OR

(B)You must allocate:

  . AT LEAST 30% of purchase payments or Account Balance to Platform 1 investment choices and/or to the Fixed Account and the BlackRock Money Market Investment Division (where available);

  . UP TO 70% of purchase payments or Account Balance to Platform 2 investment choices;

  . UP TO 15% of purchase payments or Account Balance to Platform 3 investment choices; and

  . UP TO 15% of purchase payments or Account Balance to Platform 4 investment choices.

SUBSEQUENT PURCHASE PAYMENTS

Subsequent purchase payments must be allocated in accordance with the above limitations. When allocating according to Option (B) above, it is important to remember that the entire Account Balance will be immediately reallocated according to any new allocation instructions that accompany a subsequent purchase payment if the new allocation instructions differ from those previously received on the Contract. Allocating according to Option (B) does not permit You to specify different allocations for individual purchase payments. Due to the rebalancing and reallocation requirements of Option B, the entire Account Balance will be immediately allocated according to the most recently provided allocation instructions.

RESTRICTIONS ON INVESTMENT ALLOCATIONS AND SUBSEQUENT PURCHASE PAYMENTS AFTER THE OPTIONAL BENEFIT TERMINATES

If the GMIB Plus II or GMIB Plus I optional benefit terminates or if you elected both the GMIB Plus II and the EDB I and they both terminate, the restrictions on investment allocations and subsequent purchase payments will no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.

EXAMPLE:

Your Account Balance is $100,000 and You have allocated 70% to the American Funds Growth Investment Division and 30% to the PIMCO Total Return Investment Division using Option (B). You make a subsequent purchase payment of $5,000 and provide instructions to allocate that payment 100% to the BlackRock Bond Income Investment Division. As a result, your entire Account Balance of $105,000 will then be reallocated to the BlackRock Bond Income Investment Division.

The investment choices in each platform are as follows:

PLATFORM 1
----------
            AMERICAN FUNDS BOND
            BARCLAYS AGGREGATE BOND INDEX
            BLACKROCK BOND INCOME
            MET/FRANKLIN LOW DURATION TOTAL RETURN
            PIMCO INFLATION PROTECTION BOND
            PIMCO TOTAL RETURN
            PYRAMIS(R) GOVERNMENT INCOME
            WESTERN ASSET MANAGEMENT U.S. GOVERNMENT
PLATFORM 2
----------
            ALLIANCEBERNSTEIN GLOBAL DYNAMIC ALLOCATION        LOOMIS SAYLES GLOBAL MARKETS
            ALLIANZ GLOBAL INVESTORS DYNAMIC MULTI-ASSET PLUS  LORD ABBETT BOND DEBENTURE
            AMERICAN FUNDS GROWTH                              METLIFE ASSET ALLOCATION 100
            AMERICAN FUNDS GROWTH-INCOME                       METLIFE BALANCED PLUS
            AQR GLOBAL RISK BALANCED                           METLIFE MULTI-INDEX TARGETED RISK
            BAILLIE GIFFORD INTERNATIONAL STOCK                MFS(R) VALUE
            BLACKROCK CAPITAL APPRECIATION                     MSCI EAFE(R) INDEX
            BLACKROCK GLOBAL TACTICAL STRATEGIES               OPPENHEIMER GLOBAL EQUITY

            BLACKROCK LARGE CAP VALUE                   PANAGORA GLOBAL DIVERSIFIED RISK
            CLEARBRIDGE AGGRESSIVE GROWTH               PYRAMIS(R) MANAGED RISK
            HARRIS OAKMARK INTERNATIONAL                SCHRODERS GLOBAL MULTI-ASSET
            INVESCO BALANCED-RISK ALLOCATION            T. ROWE PRICE LARGE CAP GROWTH
            JENNISON GROWTH                             WESTERN ASSET MANAGEMENT STRATEGIC BOND
            JPMORGAN GLOBAL ACTIVE ALLOCATION           OPPORTUNITIES
            METLIFE STOCK INDEX                         WMC BALANCED
            MFS(R) RESEARCH INTERNATIONAL               WMC CORE EQUITY OPPORTUNITIES
            MFS(R) TOTAL RETURN                         WMC LARGE CAP RESEARCH
PLATFORM 3
----------
            FRONTIER MID CAP GROWTH
            INVESCO MID CAP VALUE
            MET/ARTISAN MID CAP VALUE
            METLIFE MID CAP STOCK INDEX
            MORGAN STANLEY MID CAP GROWTH
            T. ROWE PRICE MID CAP GROWTH
PLATFORM 4
----------
            AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION
            CLARION GLOBAL REAL ESTATE
            INVESCO SMALL CAP GROWTH
            LOOMIS SAYLES SMALL CAP CORE
            LOOMIS SAYLES SMALL CAP GROWTH
            NEUBERGER BERMAN GENESIS
            RUSSELL 2000(R) INDEX
            T. ROWE PRICE SMALL CAP GROWTH

For Contracts for which applications and necessary information are received at your Administrative Office prior to May 4, 2009, the following Investment Divisions are also available under Option (A): American Funds Growth Allocation Investment Division, MetLife Asset Allocation 80 Investment Division and the SSGA Growth ETF Investment Division. In addition, the following investment allocation restrictions apply under Option (B): You must allocate at least 15% of purchase payments or Account Balance to Platform 1 investment choices and/or the Fixed Account and the BlackRock Money Market Investment Division (where available) and You may allocate up to 85% of purchase payments or Account Balance to Platform 2 investment choices (the percentages for Platforms 3 and 4 are the same as those listed above).

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS -- GMIB I, GMIB PLUS I, GMIB PLUS II, GWB I, ENHANCED GWB, LWG I, LWG II, GMAB AND EDB I

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. If applicable in your state and except as noted below, until further notice we will not accept subsequent purchase payments from You after the close of the New York Stock Exchange on August 17, 2012 if your Contract was issued with one or more of the following optional benefits: GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I.

You still will be permitted to transfer your Account Balance among the Portfolios available with your Contract and optional benefit. If subsequent purchase payments will be permitted in the future, we will notify You in writing, in advance of the date the restriction will end.

We will permit You to make a subsequent purchase payment when either of the following conditions apply to your Contract: (a) your Account Balance is below the minimum described in the "When We Can Cancel Your Deferred Annuity" section of the prospectus; or (b) the optional benefit charge is greater than your Account Balance.

In addition, for Traditional IRA, Roth IRA, SEP and SIMPLE Contracts (including annuity contracts held under custodial IRAs), we will permit subsequent purchase payments up to your applicable annual IRS limits, provided the subsequent purchase payment is not in the form of a transfer or rollover from another tax-qualified plan or tax-qualified investment.

If your Contract was issued in one of the following states, this restriction does not apply and You may continue to make subsequent purchase payments at this time: Connecticut, Florida, Massachusetts, Maryland, Minnesota, New Jersey, New York, Oregon, Pennsylvania, Texas, Utah, or Washington.

OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM AND AUTOMATED INVESTMENT STRATEGIES. The Enhanced Dollar Cost Averaging Program is available in either Option (A) or Option (B). If You choose to allocate according to Option (B) above, and You choose to allocate a purchase payment to the Enhanced Dollar Cost Averaging Program, You must allocate the entire purchase payment to that program. Any transfer from an Enhanced Dollar Cost Averaging Program balance must be allocated in accordance with the limitations described above. In addition, if You made previous purchase payments before allocating a purchase payment to the Enhanced Dollar Cost Averaging Program, all transfers from the Enhanced Dollar Cost Averaging Program balance must be allocated to the same Investment Divisions as your most recent allocations for purchase payments. The Rebalancer is available in Option (A). Only the Conservative and Conservative to Moderate Models of Index Selector are available in Option (A). Index Selector is not available if You choose Option (B).

Your purchase payments and transfer requests must be allocated in accordance with the above limitations. We will reject any purchase payments or transfer requests that do not comply with the above limitations.

We determine whether an investment choice is classified as Platform 1, Platform 2, Platform 3 or Platform 4. We may determine or change the classification of an investment choice in the event that an investment choice is added, deleted, substituted, merged or otherwise reorganized. You will not be required to reallocate purchase payments or Account Balance that You allocated to an investment choice before we changed its classification, unless You make a new purchase payment or request a transfer among investment choices (other than pursuant to rebalancing and an Enhanced Dollar Cost Averaging Program in existence at the time the classification of the investment choice changed). If You make a new purchase payment or request a transfer among investment choices, You will be required to take the new classification into account in the allocation of your entire Account Balance. We will provide You with prior written notice of any changes in classification of investment choices.

REBALANCING. If You choose to allocate according to Option (B) above, we will rebalance your Account Balance on a quarterly basis based on your most recent allocation of purchase payments that complies with the allocation limitations described above. We will also rebalance your Account Balance when we receive a subsequent purchase payment that is accompanied by new allocation instructions (in addition to the quarterly rebalancing). We will first rebalance your Account Balance on the date that is three months from the optional benefit issue date; provided however, if a quarterly rebalancing date occurs on the 29th, 30th or 31st of a month, we will instead rebalance on the first day of the following month. We will subsequently rebalance your Account Balance on each quarter thereafter on the same day. In addition, if a quarterly rebalancing date is not a business day, the reallocation will occur on the next business day. Withdrawals from the Contract will not result in rebalancing on the date of withdrawal. The rebalancing requirement described above does not apply if You choose to allocate according to Option (A) above.

CHANGING ALLOCATION INSTRUCTIONS. You may change your purchase payment allocation instructions under Option (B) at anytime by providing notice to us at your Administrative Office, or any other method acceptable to us, provided that such instructions comply with the allocation limits described above. If You provide new allocation instructions for purchase payments and if these instructions conform to the allocation limits described under Option (B) above, then we will rebalance in accordance with the revised allocation instructions. Any future purchase payment, Enhanced Dollar Cost Averaging Program balance transfer and quarterly rebalancing allocations will be automatically updated in accordance with these new instructions.

TRANSFERS. Please note that any transfer request must result in an Account Balance that meets the allocation limits described above. Any transfer request will not cause your allocation instructions to change unless You provide us with separate instructions at the time of transfer.

ADDITIONAL INFORMATION. The Investment Divisions buy and sell shares of corresponding mutual fund portfolios. These Portfolios, which are part of either the Metropolitan Fund, the Met Investors Fund or the American Funds(R), invest in stocks, bonds and other investments. All dividends declared by the Portfolios are earned by the Separate Account and are reinvested. Therefore, no dividends are distributed to You under the Deferred Annuities. You pay no transaction expenses (I.E., front-end or back-end sales load charges) as a result of the Separate Account's purchase or sale of these mutual fund shares. The Portfolios of the Metropolitan Fund and the Met Investors Fund are available by purchasing annuities and life insurance policies from MetLife or certain of its affiliated insurance companies and are never sold directly to the public. The American Funds(R) Portfolios are made available by the American Funds(R) only through various insurance company annuities and life insurance policies.

The Metropolitan Fund, the Met Investors Fund and the American Funds(R) are each "series" type funds registered with the Securities and Exchange Commission as an "open-end management investment company" under the 1940 Act. A "series" fund means that each Portfolio is one of several available through the fund.

The Portfolios of the Metropolitan Fund and the Met Investors Fund pay MetLife Advisers, LLC ("MetLife Advisers"), a MetLife affiliate, a monthly fee for its services as their investment manager. The Portfolios of the American Funds(R) pay Capital Research and Management Company a monthly fee for its services as their investment manager. These fees, as well as the operating expenses paid by each Portfolio, are described in the applicable prospectus and SAI for the Metropolitan Fund, the Met Investors Fund and the American Funds(R).

In addition, the Metropolitan Fund and the Met Investors Fund prospectuses each discuss other separate accounts of MetLife and its affiliated insurance companies and certain qualified retirement plans that invest in the Metropolitan Fund or the Met Investors Fund. The risks of these arrangements are discussed in each Fund's prospectus.

CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE PORTFOLIOS. An investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the Deferred Annuities and, in the Company's role as an intermediary, with respect to the Portfolios. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Contract Owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Portfolios' prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Portfolios attributable to the Deferred Annuities and certain other variable insurance products that we and our affiliates issue. These percentages differ and some investment managers or sub-investment managers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%.

Additionally, an investment manager (other than our affiliate MetLife Advisers, LLC) or sub-investment manager of a Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the investment managers or sub-investment manager (or its affiliate) with increased access to persons involved in the distribution of the Contracts.

We and/or certain of our affiliated insurance companies have a joint ownership interest in our affiliated investment manager MetLife Advisers, LLC which is formed as a "limited liability company". Our ownership interests in MetLife Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Portfolios. We will benefit accordingly from assets allocated to the Portfolios to the extent they result in profits to the adviser. (See the "Table of Expenses" for information on the investment management fees paid by the Portfolios and the Statements of Additional Information for the Portfolios for information on the investment management Fees paid by the investment managers to the sub-investment managers.)

Certain Portfolios have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. A Portfolio's 12b-1 Plan, if any, is described in more detail in the prospectuses for the Portfolios. See the "Table of Expenses" and "Who Sells the Deferred Annuities". Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. Payments under a Portfolio's 12b-1 Plan decrease the Portfolios' investment returns.

PORTFOLIO SELECTION. We select the Portfolios offered through this Contract based on a number of criteria, including asset class coverage, the strength of the investment manager's or sub-investment manager's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Portfolios' investment manager or sub-investment manager is one of our affiliates or whether the Portfolio, its investment manager, its sub-investment manager(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Portfolios periodically and may remove a Portfolio or limit its availability to new purchase payments and/or transfers of Account Balance if we determine that the Portfolio no longer meets one or more of the selection criteria, and/or if the Portfolio has not attracted significant allocations from Contract Owners. In some cases, we have included Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Portfolios they recommend and may benefit accordingly from the allocation of Account Balance to such Portfolios.

We do not provide any investment advice and do not recommend or endorse any particular Portfolio. You bear the risk of any decline in the Account Balance of your Deferred Annuity resulting from the performance of the Portfolio You have chosen.

DEFERRED ANNUITIES

   This Prospectus describes the following Deferred Annuities under which You can accumulate money:


  .   Non-Qualified

  .   Traditional IRAs (Individual Retirement Annuities)

  .   Roth IRAs (Roth Individual Retirement Annuities)

  .   SEPs (Simplified Employee Pensions)*

  . SIMPLE IRAs (Savings Incentive Match Plan for Employees Individual Retirement Annuities)*

* Only available in certain states and for new participants where the employer has previously purchased this Deferred Annuity. We will continue to accept additional purchase payments from participants who presently have this Contract.

THE DEFERRED ANNUITY AND YOUR RETIREMENT PLAN

  If You participate through a retirement plan or other group arrangement, the Deferred Annuity may provide that all or some of your rights or choices as described in this Prospectus are subject to the plan's terms. For example, limitations on your rights may apply to investment choices, purchase payments, withdrawals, transfers, the death benefit and pay-out options. We may rely on your employer's or plan administrator's statements to us as to the terms of the plan or your entitlement to any amounts. We are not a party to your employer's retirement plan. We will not be responsible for determining what your plan says. You should consult your Deferred Annuity Contract and plan document to see how You may be affected.

OPTIONAL AUTOMATED INVESTMENT STRATEGIES AND OPTIONAL ENHANCED DOLLAR COST AVERAGING PROGRAM

   There are four optional automated investment strategies and an optional Enhanced Dollar Cost Averaging Program available to You. We created these investment strategies and program to help You manage your money. You decide if one is appropriate for You, based upon your risk tolerance and savings goals. Also, the strategies and program were designed to help You take advantage of the tax-deferred status of a Non-Qualified annuity. The Enhanced Dollar Cost Averaging Program is not available to the Bonus and the C Class Deferred Annuities or to purchase payments which consist of money exchanged from other MetLife or its affiliates' annuities. The Index Selector(R) is not available if You purchase the GMIB Plus I, the LWG I, the GMAB or choose Option (B) of the Investment Allocation Restrictions for the EDB I, GMIB Plus II or the LWG II. The Moderate to Aggressive and Aggressive Models are not available with the EDB I, the GMIB Plus II or the LWG II. The Equity Generator(R) and the Allocator/SM/ are not available in the C Class Deferred Annuity purchased after April 30, 2003, the Deferred Annuity issued in New York State and Washington State with the GMIB I, GMIB II, the GWB I, the Enhanced GWB or the LWG I or if You purchase the GMIB Plus I, the GMAB, the GMIB Plus II, LWG II, or the EDB I. The Rebalancer(R) is not available with the GMAB or if You have chosen Option
(B) of the Investment Allocation Restrictions for the EDB I, the GMIB Plus II or the LWG II. The automated investment strategies and the Enhanced Dollar Cost Averaging Program are available to You without any additional charges. As with any investment program, none of them can guarantee a gain -- You can lose money. We may modify or terminate any of the strategies at any time. You may have only one strategy in effect at a time. You may have the Enhanced Dollar Cost Averaging Program and either the Index Selector(R) or the Rebalancer(R) in effect at the same time, but You may not have the Enhanced Dollar Cost Averaging Program in effect at the same time as the Equity Generator(R) or the Allocator./SM/

If you make a subsequent purchase payment while The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future purchase payments or provide new allocation instructions with the payment, we will allocate the subsequent purchase payment directly to the same destination Investment Divisions you selected under The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program. Any purchase payments received after The Equity Generator(R), The Allocator/SM/ or Enhanced Dollar Cost Averaging program has ended will be allocated as described in "Purchase Payments -- Allocation of Purchase Payments".

ENHANCED DOLLAR COST AVERAGING PROGRAM: Each month, for a specified period, for example three, six or twelve months, a portion of a specified dollar amount of a purchase payment that You have agreed to allocate to the Enhanced Dollar Cost Averaging Program will be transferred from the program to any of the Investment Divisions You choose, unless your destination Investment Division is restricted because You have elected certain optional benefits or the Index Selector(R). While amounts are in the program, we may credit them with a higher rate than that declared for the Fixed Account in general. (Amounts in the Enhanced Dollar Cost Averaging Program are in our Fixed Account. For convenience, we may refer to it as "the program" or the "Enhanced Dollar Cost Averaging Program balance" to avoid confusion with the Fixed Account in general.) The transferred amount will be equal to the amount allocated to the program divided by the number of months in the program. The interest attributable to your Enhanced Dollar Cost Averaging Program is transferred separately in the month after the last scheduled payment. Transfers from the Enhanced Dollar Cost Averaging Program to the Separate Account begin on any day we receive your payment and the Exchange is open, other than the 29th, 30th or 31st of the month. If purchase payments are received on those days, transfers begin on the first day of the next month. Subsequent transfers will be made on the same day in succeeding months. If the scheduled transfer date occurs on a date the Exchange is not open, the transfer will be deducted from the Enhanced Dollar Cost Averaging Program on the selected day but will be applied to the Investment Divisions on the next day the Exchange is open. Enhanced Dollar Cost Averaging Program interest will not be credited on the transferred amount between the selected day and the next day the Exchange is open. Transfers are made on a first-in-first-out basis.

If a subsequent purchase payment is allocated to the program, that subsequent payment will receive the enhanced program interest rate in effect on that date. The allocation of a subsequent purchase payment to the program increases the dollar amount transferred each month. We determine the increase in your monthly dollar amount by dividing your new allocation by the number of months in the program You chose. Your existing monthly transfer amount is then increased by this additional amount to determine the total new dollar amount to be transferred each month. Then, the time period for the transfer of a specific purchase payment and interest attributable to that purchase payment will be accelerated. Your Enhanced Dollar Cost Averaging Program will terminate on the date of the last transfer.

If You cancel your participation in the Enhanced Dollar Cost Averaging Program, or upon notice of your death, your participation in the Enhanced Dollar Cost Averaging Program will be terminated and any remaining dollar amounts will be transferred to the default funding options in accordance with the percentages you have chosen for the Enhanced Dollar Cost Averaging program unless You have instructed Us otherwise. For Contracts issued prior to November 1, 2005, any remaining dollar amounts will be transferred to the Fixed Account. We may impose minimum purchase payments and other restrictions to utilize this program.

The Enhanced Dollar Cost Averaging Program is not available in Oregon.

Upon notice of death, your participation in the Equity Generator or the Allocator is terminated.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------------------
                                                                                                       Amount
                                                                                                  Transferred from
                                                                                                     EDCA Fixed
                                                                                                     Account to
                                                                                    EDCA 6-Month      Selected
                                                                                       Program       Investment
                                                                     Date  Amount   Interest Rate   Division(s)
                                                                     ---- --------- ------------- ----------------
A   Enhanced Dollar Cost Averaging Program ("EDCA") 6-Month Program
    Initial Purchase Payment                                          5/1  $12,000*     3.00%         $2,000*
------------------------------------------------------------------------------------------------------------------
B                                                                     6/1                             $2,000
------------------------------------------------------------------------------------------------------------------
C                                                                     7/1                             $2,000
------------------------------------------------------------------------------------------------------------------
D   EDCA 6-Month Program
    Subsequent Purchase Payment                                       8/1 $18,000**     3.00%        $5,000**
------------------------------------------------------------------------------------------------------------------
E                                                                     9/1                             $5,000
------------------------------------------------------------------------------------------------------------------
F                                                                    10/1                             $5,000
------------------------------------------------------------------------------------------------------------------
G                                                                    11/1                             $5,000
------------------------------------------------------------------------------------------------------------------
H                                                                    12/1                            $4,173.97
------------------------------------------------------------------------------------------------------------------

    * $2,000/month to be transferred from first purchase payment of $12,000 divided by 6 months.

    ** Additional $3,000/month to be transferred from subsequent purchase payment of $18,000 divided by 6 months. Amounts transferred are from the oldest purchase payment and its interest, and so forth, until the EDCA balance is exhausted.

The example is hypothetical and is not based upon actual previous or current rates.

OPTIONAL AUTOMATED INVESTMENT STRATEGIES

THE EQUITY GENERATOR(R): An amount equal to the interest earned in the Fixed Account is transferred on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), to any one Investment Division, based on your selection. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. If your Account Balance in the Fixed Account at the time of a scheduled transfer is zero, this strategy is automatically discontinued.

THE REBALANCER(R): You select a specific asset allocation for your entire Account Balance from among the Investment Divisions and the Fixed Account, if available. Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), we transfer amounts among these options to bring the percentage of your Account Balance in each option back to your original allocation. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. You may utilize the Rebalancer with the Enhanced Dollar Cost Averaging Program, provided that 100% of your Account Balance (other than amounts in the Enhanced Dollar Cost Averaging Program) is allocated to this strategy.

THE INDEX SELECTOR(R): You may select one of five asset allocation models (the Conservative Model, the Conservative to Moderate Model, the Moderate Model, the Moderate to Aggressive Model and the Aggressive Model) which are designed to correlate to various risk tolerance levels. Based on the model You choose, your entire Account Balance is divided among the Barclays Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap

Stock Index Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division in lieu of the Fixed Account for the C Class Deferred Annuities, a Deferred Annuity issued in New York State and Washington State with GMIB I, GMIB II, GWB I, Enhanced GWB or the LWG I). Every three months, on the day of the month that is the same as the Contract Anniversary date (e.g., the 10th, 11th, etc.), the percentage in each of these Investment Divisions and the Fixed Account (or the BlackRock Money Market Investment Division) is brought back to the selected model percentage by transferring amounts among the Investment Divisions and the Fixed Account. If the Contract Anniversary day is the 29th, 30th or 31st of the month, transfers are made on the first day of the next month. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open.

You may participate in the Enhanced Dollar Cost Averaging Program if You choose the Index Selector, as long as your destination Investment Divisions are those in the Index Selector model You have selected.

If You utilize the Index Selector strategy, 100% of your initial and future purchase payments (other than amounts in the Enhanced Dollar Cost Averaging Program) must be allocated to the asset allocation model You choose. Any allocation to an Investment Division not utilized in the asset allocation model You choose (other than amounts in the Enhanced Dollar Cost Averaging Program) will immediately terminate the Index Selector strategy.

We will continue to implement the Index Selector strategy using the percentage allocations of the model that were in effect when You elected the Index Selector strategy. You should consider whether it is appropriate for You to continue this strategy over time if your risk tolerance, time horizon or financial situation changes. This strategy may experience more volatility than our other strategies. We provide the elements to formulate the models. We may rely on a third party for its expertise in creating appropriate allocations.

The asset allocation models used in the Index Selector strategy may change from time to time. If You are interested in an updated model, please contact your sales representative.

You may choose another Index Selector strategy or terminate your Index Selector strategy at any time. If You choose another Index Selector strategy, You must select from the asset allocation models available at that time. After termination, if You then wish to again select the Index Selector strategy, You must select from the asset allocation models available at that time.

THE ALLOCATOR/SM/: Each month a dollar amount You choose is transferred from the Fixed Account to any of the Investment Divisions You choose. You select the day of the month (other than the 29th, 30th or 31st of the month) and the number of months over which the transfers will occur. If the scheduled transfer date occurs on a date the Exchange is closed, the transfer will be made on the next date the Exchange is open. A minimum periodic transfer of $50 is required. Once your Account Balance in the Fixed Account is exhausted, this strategy is automatically discontinued.

The Allocator, Equity Generator and the Enhanced Dollar Cost Averaging Program are dollar cost averaging strategies. Dollar cost averaging involves investing at regular intervals of time. Since this involves continuously investing regardless of fluctuating prices, You should consider whether You can continue the strategy through periods of fluctuating prices.

We will terminate all transactions under any automated investment strategy upon notification of your death.

The chart below summarizes the availability of the Enhanced Dollar Cost Averaging Program and the automated investment strategies:

        Enhanced Dollar Cost Averaging Program ("EDCA") and Automated Investment Strategies

--------------------------------------------------------------------------------------------------------------------------

                                                          B Class         Bonus Class       C Class        L Class
                                                         -----------      -----------       -------       -----------
a. Enhanced Dollar Cost Averaging Program ("EDCA")          Yes              No                No            Yes
--------------------------------------------------------------------------------------------------------------------------
May not be used with purchase payments which consist of money from other MetLife or its affiliates' variable annuities.
Restrictions apply to destination Investment Divisions with any living benefit (except for the GMIB I, GMIB II, GWB and
Enhanced GWB), the EDB I and the Index Selector.
--------------------------------------------------------------------------------------------------------------------------
b. Choice of one Automated Investment Strategy
--------------------------------------------------------------------------------------------------------------------------
 1. Equity Generator                                        Yes              Yes               No            Yes
                                                          (but not                                         (but not
                                                         with EDCA)                                       with EDCA)
--------------------------------------------------------------------------------------------------------------------------
Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
--------------------------------------------------------------------------------------------------------------------------
 2. Rebalancer                                              Yes              Yes               Yes           Yes
--------------------------------------------------------------------------------------------------------------------------
Not available with GMAB or the Option (B) Investment Allocation Restrictions.
--------------------------------------------------------------------------------------------------------------------------
 3. Index Selector                                          Yes              Yes               Yes           Yes
--------------------------------------------------------------------------------------------------------------------------
Not available with GMIB Plus I, the LWG I, the GMAB or the Option (B) Investment Allocation Restrictions; Moderate to
Aggressive and Aggressive Models not available with the EDB I, the GMIB Plus II or the LWG II
--------------------------------------------------------------------------------------------------------------------------
 4. Allocator                                               Yes              Yes               No            Yes
                                                          (but not                                         (but not
                                                         with EDCA)                                       with EDCA)
--------------------------------------------------------------------------------------------------------------------------
Not available in Contracts issued in New York State and Washington State with any living benefit or EDB I.
--------------------------------------------------------------------------------------------------------------------------

PURCHASE PAYMENTS

     We reserve the right to reject any Purchase Payment.

A purchase payment is the money You give us to invest in the Deferred Annuity. The initial purchase payment is due on the date the Deferred Annuity is issued. You may also be permitted to make subsequent purchase payments. Initial and subsequent purchase payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent purchase payments. The manner in which subsequent purchase payments may be restricted is discussed below.

GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent purchase payments.

..   The B Class minimum initial purchase payment is $5,000 for the
    Non-Qualified Deferred Annuity and $2,000 for the Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities.

..   The minimum initial purchase payment through debit authorization for the B
    Class Non-Qualified Deferred Annuity is $500.

..   The minimum initial purchase payment through debit authorization for the B
    Class Traditional IRA, Roth IRA, SEP and SIMPLE IRA Deferred Annuities is $100.

..   The Bonus Class Deferred Annuity minimum initial purchase payment $10,000.

..   The C Class and L Class minimum initial purchase payment is $25,000.

..   We reserve the right to accept amounts transferred from other annuity
    Contracts that meet the initial minimum purchase payment requirement at the time of the transfer request, but, at the time of receipt in Good Order, do not meet such requirement because of loss in market value.

..   If you are purchasing the Deferred Annuity as the Beneficiary of a deceased person's IRA, purchase payments must consist of monies which are direct transfers (as defined under the tax law) from other IRA contracts in the name of the same decedent.

..   You may continue to make purchase payments while You receive Systematic
    Withdrawal Program payments (described later in this Prospectus) unless your purchase payments are made through debit authorization.

..   The minimum subsequent purchase payment for all Deferred Annuities is $500, except for debit authorizations, where the minimum subsequent purchase payment is $100, or any amount we are required to accept under applicable tax law.

..   We will also accept at least once every 24 months any otherwise allowable contribution to your Traditional IRA or Roth IRA provided it is at least
    $50.

..   SEP and SIMPLE IRA Deferred Annuities are issued on an individual basis, however, purchase payments are generally forwarded to us on a collective ("group") basis by the employer, either directly or automatically. If purchase payments are made on this type of "group" basis by the employer for SEP and SIMPLE IRA Deferred Annuities, the "group" needs only to satisfy the minimum subsequent purchase payment amounts based upon the number of persons in the "group".

..   We will issue the B, C or L Class Deferred Annuity to You before your 86th birthday. We will issue the Bonus Class Deferred Annuity to You before your 81st birthday. We will accept your purchase payments up to your 91st birthday (89 in Massachusetts for the B and Bonus Class.)

The chart below summarizes the minimum initial and subsequent purchase payments for each Contract class:

---------------------------------------------------------------------------
                                             Bonus Class
                                B Class      -----------  C Class  L Class
                            ----------------              -------- --------
Initial Purchase Payment        $5,000        $10,000     $25,000  $25,000
                               ($2,000:
                            Traditional IRA
                             and Roth IRA,
                                SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
Subsequent Purchase Payment      $500          $500        $500     $500
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------
DebitAuthorizations
---------------------------------------------------------------------------
 Initial                         $500         $10,000     $25,000  $25,000
                                ($100:
                            Traditional IRA
                               and Roth
                             IRA, SEP and
                              SIMPLE IRA)
---------------------------------------------------------------------------
 Subsequent                      $100          $100        $100     $100
---------------------------------------------------------------------------
                                  (or any amount we are required to
                                  accept under applicable tax law)
---------------------------------------------------------------------------

RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent purchase payments. We will notify you in advance if we impose restrictions on subsequent purchase payments. You and your financial representative should carefully consider whether our ability to restrict subsequent purchase payments is consistent with your investment objectives.

..   Purchase payments may be limited by Federal tax laws or regulatory requirements.

..   Purchase payments may be limited by our right to limit the total of your purchase payments to $1,000,000.

..   We reserve the right to restrict purchase payments to the Fixed Account, if available, and the Enhanced Dollar Cost Averaging Program if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or (2) your Account
    Balance in the Fixed Account and Enhanced Dollar Cost Averaging Program balance is equal to or exceeds our maximum for Fixed Account allocations (e.g., $1,000,000).

..   We reserve the right to reject any purchase payment and to limit future purchase payments. This means that we may restrict your ability to make subsequent purchase payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent purchase payments in accordance with our established administrative procedures.

..   Certain optional benefits have current restrictions on subsequent purchase payments that are described in more detail above. For more information, see "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I.

ALLOCATION OF PURCHASE PAYMENTS

You decide how your money is allocated among the Fixed Account, if available, the Enhanced Dollar Cost Averaging Program, if available, The Equity Generator(R) and The Allocator/SM/, if available, and the Investment Divisions. If you make a subsequent purchase while The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program is in effect, we will not allocate the subsequent purchase payment to The Equity Generator(R), The Allocator/SM/ or the Enhanced Dollar Cost Averaging program unless you tell us to do so. Instead unless You give Us other instructions, We will allocate the additional purchase payment directly to the same destination Investment Divisions You selected under the Enhanced Dollar Cost Averaging Program, The Equity Generator(R) or The Allocator/SM/, (see "Deferred Annuities -- Optional Automated Investment Strategies and Optional Enhanced Dollar Cost Averaging Program.") You may not choose more than 18 funding choices at the time your initial purchase payment is allocated among the funding choices. You can change your allocations for future purchase payments. We will make allocation changes when we receive your request for a change. Unless we have a record of your request to allocate future purchase payments to more than 18 funding choices, You may not choose more than 18 funding choices at the time your subsequent purchase payment is allocated among the funding choices. You may also specify an effective date for the change as long as it is within 30 days after we receive the request. See " Your Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits", "The EDB I", "Guaranteed Income Benefits" and "Guaranteed Withdrawal Benefits" for allocation restrictions if You elect certain optional benefits.

DEBIT AUTHORIZATIONS

You may elect to have purchase payments made automatically. With this payment method, your bank deducts money from your bank account and makes the purchase payment for You.

THE VALUE OF YOUR INVESTMENT

   Accumulation Units are credited to You when You make purchase payments or transfers into an Investment Division. When You withdraw or transfer money from an Investment Division (as well as when we apply the Annual Contract Fee and, if selected, the charges for the EDB I or any of the optional Living Benefits), accumulation units are liquidated. We determine the number of accumulation units by dividing the amount of your purchase payment, transfer or withdrawal by the Accumulation Unit Value on the date of the transaction.

This is how we calculate the Accumulation Unit Value for each Investment
Division:

..   First, we determine the change in investment performance (including any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Separate Account charge (for the class of the Deferred Annuity You have chosen, including any optional benefits where the charge is assessed on the Separate Account) for each day since the last Accumulation Unit Value was calculated; and

..   Finally, we multiply the previous Accumulation Unit Value by this result.

   Examples
   Calculating the Number of Accumulation Units

   Assume You make a purchase payment of $500 into one Investment Division and that Investment Division's Accumulation Unit Value is currently $10.00. You would be credited with 50 accumulation units.

                         $500 = 50 accumulation units
                         ----
                         $10

   Calculating the Accumulation Unit Value

   Assume yesterday's Accumulation Unit Value was $10.00 and the number we calculate for today's investment experience (minus charges) for an underlying Portfolio is 1.05. Today's Accumulation Unit Value is $10.50. The value of your $500 investment is then $525 (50 x $10.50 = $525).

           $10.00 x 1.05 = $10.50 is the new Accumulation Unit Value

   However, assume that today's investment experience (minus charges) is .95 instead of 1.05. Today's Accumulation Unit Value is $9.50. The value of your $500 investment is then $475 (50 x $.950 = $475).

            $10.00 x .95 = $9.50 is the new Accumulation Unit Value

TRANSFER PRIVILEGE

   You may make tax-free transfers among Investment Divisions or between the Investment Divisions and the Fixed Account, if available. Each transfer must be at least $500 or, if less, your entire balance in an Investment Division (unless the transfer is in connection with an automated investment strategy or the Enhanced Dollar Cost Averaging Program). You may not make a transfer to more than 18 funding options at any one time if this request is made through our telephone voice response system or by Internet. A request to transfer to more than 18 funding options may be made by calling your Administrative Office. For us to process a transfer, You must tell us:

..   The percentage or dollar amount of the transfer;

..   The Investment Divisions (or Fixed Account) from which You want the money to be transferred;

..   The Investment Divisions (or Fixed Account) to which You want the money to be transferred; and

..   Whether You intend to start, stop, modify or continue unchanged an automated investment strategy by making the transfer.

We reserve the right to restrict transfers to the Fixed Account (which is not available in the C Class Deferred Annuity purchased after April 20, 2003 and the Deferred Annuity with any optional Living Benefit issued in New York State and Washington State) if (1) the interest rate we credit in the Fixed Account is equal to the guaranteed minimum rate as stated in your Deferred Annuity; or
(2) your Account Balance in the Fixed Account is equal to or exceeds our maximum for Fixed Account allocations (I.E., $1,000,000).

Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" for transfer restrictions in effect if You have the EDB I, the GMIB Plus II or the LWG II.

For additional transfer restrictions (see "General Information -- Valuation -- Suspension of Payments").

Your transfer request must be in Good Order and completed prior to the close of the Exchange on a business day, if You want the transaction to take place on that day. All other transfer requests in Good Order will be processed on our next business day.

We may require You to use our original forms.

RESTRICTIONS ON TRANSFERS

RESTRICTIONS ON FREQUENT TRANSFERS/REALLOCATIONS. Frequent requests from Contract owners to make transfers/ reallocations may dilute the value of a Portfolio's shares if the frequent transfers/reallocations involve an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Portfolio and the reflection of that change in the Portfolio's share price ("arbitrage trading"). Frequent transfers/reallocations involving arbitrage trading may adversely affect the long-term performance of the Portfolios, which may in turn adversely affect Contract owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers/reallocations in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be present in the international, small-cap, and high-yield portfolios (I.E., American Funds Global Small Capitalization, Baillie Gifford International Stock, Clarion Global Real Estate, Harris Oakmark International, Invesco Small Cap Growth, Loomis Sayles Small Cap Core, Loomis Sayles Global Markets, Loomis Sayles Small Cap Growth, Lord Abbett Bond Debenture, MFS(R) Research International, MSCI EAFE(R) Index, Neuberger Berman Genesis, Oppenheimer Global Equity, Russell 2000(R) Index, T. Rowe Price Small Cap Growth and Western Asset Management Strategic Bond Opportunities (the "Monitored Portfolios")) and we monitor transfer/reallocation activity in those Monitored Portfolios. In addition, as described below, we intend to treat all American Funds Insurance Series(R) Portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer/reallocation activity, such as examining the frequency and size of transfers/ reallocations into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were, (1) six or more transfers/reallocations involving the given category;
(2) cumulative gross transfers/ reallocations involving the given category that exceed the current Account Balance; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer/reallocation in followed by a transfer/reallocation out within the next seven calendar days or a transfer/reallocation out followed by a transfer/reallocation in within the next seven calendar days, in either case subject to certain other criteria. We do not believe that other Portfolios present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer/reallocation activity in those Portfolios. We may change the Monitored Portfolios at any time without notice in our sole discretion.

As a condition to making their portfolios available in our products, American Funds(R) requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer/reallocation policies and procedures. Further, American Funds(R) requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer/reallocation activity in American Funds portfolios to determine if there were two or more transfers/reallocations in followed by transfers/reallocations out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all reallocation/transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current frequent transfer/reallocation policies, procedures and restrictions (described below) and reallocation/transfer restrictions may be imposed upon a violation of either monitoring policy.

Our policies and procedures may result in transfer/reallocation restrictions being applied to deter frequent transfers/ reallocations. Currently, when we detect transfer/reallocation activity in the Monitored Portfolios that exceeds our current transfer/ reallocation limits, we require future requests to or from any Monitored Portfolios under that Contract to be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction. Transfers made under a dollar cost averaging program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers/reallocations.

The detection and deterrence of harmful transfer/reallocation activity involves judgments that are inherently subjective, such as the decision to monitor only those Portfolios we believe are susceptible to arbitrage trading or the determination of the transfer/reallocation limits. Our ability to detect and/or restrict such transfer/reallocation activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer/reallocation activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that we will prevent all transfer/reallocation activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate frequent transfers/reallocations in any Portfolio and there are no arrangements in place to permit any Contract Owner to engage in frequent transfers/ reallocations; we apply our policies and procedures without exception, waiver, or special arrangement.

The Portfolios may have adopted their own policies and procedures with respect to frequent transfers/reallocations transactions in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer/reallocation policies and procedures of the Portfolios, we have entered into a written agreement as required by SEC regulation with each Portfolio or its principal underwriter that obligates us to provide to the Portfolio promptly upon request certain information about the trading activity of individual Contract Owners, and to execute instructions from the Portfolio to restrict or prohibit further purchases or transfers/reallocations by specific Contract Owners who violate the frequent transfer/reallocation policies established by the Portfolio.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance Contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Portfolios in their ability to apply their frequent transfer/ reallocation policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Portfolios (and thus Contract Owners) will not be harmed by transfer/ reallocation activity relating to other insurance companies and/or retirement plans that may invest in the Portfolios. If a Portfolio believes that an omnibus order reflects one or more reallocation/transfer requests from Contract Owners engaged in frequent transfers/reallocations, the Portfolio may reject the entire omnibus order.

In accordance with applicable law, we reserve the right to modify or terminate the transfer/reallocation privilege at any time. We also reserve the right to defer or restrict the transfer/reallocation privilege at any time that we are unable to purchase or redeem shares of any of the Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers/reallocations (even if an entire omnibus order is rejected due to the frequent transfers/reallocations of a single Contract Owner). You should read the Portfolio prospectuses for more details.

RESTRICTIONS ON LARGE TRANSFERS/REALLOCATIONS. Large transfers/reallocations may increase brokerage and administrative costs of the underlying Portfolios and may disrupt portfolio management strategy, requiring a Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers/reallocations to or from Portfolios except where the portfolio manager of a particular underlying Portfolio has brought large transfer/reallocations activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer/reallocation requests have been submitted on behalf of multiple Contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer/reallocation requests from that third party must be submitted with an original signature. A first occurrence will result in the imposition of this restriction for a six-month period; a second occurrence will result in the permanent imposition of the restriction.

ACCESS TO YOUR MONEY

   You may withdraw either all or part of your Account Balance from the Deferred Annuity. Other than those made through the Systematic Withdrawal
Program, withdrawals must be at least $500 or the Account Balance, if less. If any withdrawal would decrease your Account Balance below $2,000, we will consider this a request for a full withdrawal. To process your request, we need the following information:

..   The percentage or dollar amount of the withdrawal; and

..   The Investment Divisions (or Fixed Account and Enhanced Dollar Cost
    Averaging Program) from which You want the money to be withdrawn.

Your withdrawal may be subject to Withdrawal Charges.

Generally, if You request, we will make payments directly to other investments on a tax-free basis. You may only do so if all applicable tax and state regulatory requirements are met and we receive all information necessary for us to make the payment. We may require You to use our original forms.

We may withhold payment of withdrawal if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (I.E., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.

SYSTEMATIC WITHDRAWAL PROGRAM

Under this program and subject to approval in your state, You may choose to automatically withdraw a certain amount each Contract Year. This amount is then paid throughout the Contract Year according to the time frame You select, e.g., monthly, quarterly, semi-annually or annually. For all Contract classes, except for the C Class, payments may be made monthly or quarterly during the first Contract Year. Unless we agree otherwise, this program will not begin within the first 60 days after the date we have issued You the Contract. Once the Systematic Withdrawal Program is initiated, the payments will automatically renew each Contract Year. Income taxes, tax penalties and Withdrawal Charges may apply to your withdrawals. Program payment amounts are subject to our required minimums and administrative restrictions. Your Account Balance will be reduced by the amount of your Systematic Withdrawal Program payments and applicable Withdrawal Charges. Payments under this program are not the same as income payments You would receive from a Deferred Annuity pay-out option.

If You do not provide us with your desired allocation, or there are insufficient amounts in the Investment Divisions, Enhanced Dollar Cost Averaging Program or the Fixed Account that You selected, the payments will be taken out pro-rata from the Fixed Account, Enhanced Dollar Cost Averaging Program and any Investment Divisions in which You then have money.

Selecting a Payment Date: Your payment date is the date we make the withdrawal. You may choose any calendar day for the payment date, other than the 29th, 30th or 31st of the month. When You select or change a payment date, we must receive your request at least 10 days prior to the selected payment date. (If You would like to receive your Systematic Withdrawal Program payment on or about the first of the month, You should make your request by the 20th day of the month.) If we do not receive your request in time, we will make the payment the following month after the date You selected. If You do not select a payment date, we will automatically begin systematic withdrawals within 30 days after we receive your request (other than the 29th, 30th or 31st of the month).

You may request to stop your Systematic Withdrawal Program at any time. We must receive any request in Good Order at least 30 days in advance. Although we need your written authorization to begin this program, You may cancel this program at any time by telephone or by writing to us (or over the Internet, if we agree) at our Administrative Office. We will also terminate your participation in the program upon notification of your death.

Systematic Withdrawal Program payments may be subject to a Withdrawal Charge unless an exception to this charge applies. We will determine separately the Withdrawal Charge and any relevant factors (such as applicable exceptions) for each Systematic Withdrawal Program payment as of the date it is withdrawn from your Deferred Annuity.

MINIMUM DISTRIBUTIONS

In order to comply with certain tax law provisions, You may be required to take money out of the Contract. We have a required minimum distribution service that can help You fulfill minimum distribution requirements. We will terminate your participation in the program upon notification of your death.

CHARGES

  There are two types of charges You pay while You have money in an Investment
  Division:

..   Separate Account charge, and

..   Investment-related charge.

We describe these charges below. The amount of the charge may not necessarily correspond to costs associated with providing the services or benefits indicated by the designation of the charge or associated with the Deferred Annuity. For example, the Withdrawal Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the Separate Account charge, may be used in part to cover such expenses. We can profit from certain Deferred Annuity charges. The Separate Account charges You pay will not reduce the number of accumulation units credited to You. Instead, we deduct the charges as part of the calculation of the Accumulation Unit Value. We guarantee that the Separate Account insurance-related charge will not increase while You have the Deferred Annuity.

SEPARATE ACCOUNT CHARGE

Each class of the Deferred Annuity has a different annual Separate Account charge that is expressed as a percentage of the average Account Balance in the Separate Account. A portion of this annual Separate Account charge is paid to us daily based upon the value of the amount You have in the Separate Account on the day the charge is assessed. This charge includes insurance-related charges that pay us for the risk that You may live longer than we estimated. Then, we could be obligated to pay You more in payments from a pay-out option than we anticipated. Also, we bear the risk that the guaranteed death benefit we would pay should You die during your pay-in phase is larger than your Account Balance. This charge also includes the risk that our expenses in administering the Deferred Annuities may be greater than we estimated. The Separate Account charge also pays us for our distribution costs to both our licensed salespersons and other broker-dealers.

The chart below summarizes the Separate Account charge for each class of the Deferred Annuity along with each death benefit that has an additional asset-based Separate Account charge prior to entering the pay-out phase of the Contract.

                          SEPARATE ACCOUNT CHARGES/1/

                                                     B CLASS BONUS CLASS/2/ C CLASS L CLASS
-                                                    ------- -------------  ------- -------
Separate Account Charge with Basic Death Benefit/3/.  1.25%      1.70%       1.65%   1.50%
Optional Annual Step-Up Death Benefit...............  1.45%      1.90%       1.85%   1.70%
Optional Greater of Annual Step-Up or 5%............  1.60%      2.05%       2.00%   1.85%
    Annual Increase Death Benefit
Optional Earnings Preservation Benefit/4/...........   .25%       .25%        .25%    .25%

  /1/ We currently charge an additional Separate Account charge of 0.25% of average daily net assets in the American Funds Bond, American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions. We reserve the right to impose an additional Separate Account charge on Investment Divisions that we add to the Contract in the future. The additional amount will not exceed the annual rate of 0.25% of average daily net assets in any such Investment Divisions.

  /2/ The Separate Account charge for the Bonus Class will be reduced by 0.45% after You have held the Contract for seven years.

  /3/   The Separate Account charge includes the Basic Death Benefit.

  /4/ The Optional Earnings Preservation Benefit may be elected with or without the Optional Annual Step-Up Death Benefit or the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit.

INVESTMENT-RELATED CHARGE

This charge has two components. The first pays the investment managers for managing money in the Portfolios. The second consists of Portfolio operating expenses and 12b-1 Plan fees. The percentage You pay for the investment-related charge depends on which Investment Divisions You select. Each class of shares available to the Deferred Annuities has a 12b-1 Plan fee, which pays for distribution expenses. The class of shares available in the Metropolitan Fund and the Met Investors Fund is Class B, which has a 0.25% 12b-1 Plan fee (except for the American Funds(R) Balanced Allocation, American Funds(R) Growth Allocation and American Funds(R) Moderate Allocation Portfolios of the Met Investors Fund which are Class C and have a 0.55% 12b-1 Plan fee). Class 2 shares of the available American Funds(R) have a 0.25% 12b-1 Plan fee. Investment- related charges for each Portfolio for the previous year are listed in the "Table of Expenses".

ANNUAL CONTRACT FEE

  There is a $30 Annual Contract Fee. This fee is waived if your Account Balance is at least $50,000. It is deducted on a pro- rata basis from the
Investment Divisions on the Contract Anniversary. No portion of the fee is deducted from the Fixed Account. Regardless of the amount of your Account Balance, the entire fee will be deducted at the time of a total withdrawal of your Account Balance. This charge pays us for our miscellaneous administrative costs. These costs which we incur include financial, actuarial, accounting and legal expenses. We reserve the right to deduct this fee during the pay-out phase.

TRANSFER FEE

We reserve the right to limit the number of transfers per Contract Year to a maximum of twelve (excluding transfers resulting from automated investment strategies). Currently we do not limit the number of transfers You may make in a Contract Year. We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a fee were to be imposed, it would be $25.00 for each transfer over twelve in a Contract Year. The transfer fee will be deducted from the Investment Division or the Fixed Account from which the transfer is made. However, if the entire interest in the Separate Account or Fixed Account is being transferred, the transfer fee will be deducted from the amount that is transferred.

OPTIONAL ENHANCED DEATH BENEFIT

The EDB I is available for an additional charge of 0.75% for issue ages 69 or younger and 0.95% for issue ages 70-75 of the Death Benefit Base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. If You elect an Optional Step-Up of the EDB I, we may increase the charge beginning after the Contract Anniversary on which the Optional Step-Up occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate we charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up. For Contracts for which an application and any necessary information were received in Good Order at your Administrative Office from February 24, 2009 through
May 1, 2009, the charge for the EDB I is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.90% of the Death Benefit Base for issue ages 70-75. For Contracts issued on or before February 23, 2009, the charge is 0.65% of the Death Benefit Base for issue ages 0-69 and 0.85% of the Death Benefit Base for issue ages 70-75. For Contracts for which an application and any necessary information were received in Good Order on or before May 1, 2009, if You elected both the GMIB Plus II and the EDB I, the percentage charge for the EDB I is reduced by 0.05%. If you elected both the GMIB Plus II and the EDB I, and only the GMIB Plus II has terminated, the 0.05% reduction will continue to apply.

If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the EDB I charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/Annuitant or the assignment. If an EDB I is terminated because the Contract is terminated, the death benefit amount is determined or your Account Balance is not sufficient to pay the optional benefit charge, no EDB I charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFITS

The GMIB Plus II, the GMIB Plus I, the GMIB II and the GMIB I are each available for an additional charge equal to a percentage of the guaranteed minimum income base (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Step-Up (GMIB Plus II) or Optional Reset (GMIB Plus I) by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Separate Account value. We take amounts from the Separate Account by canceling accumulation units from your Separate Account value.

If You make a total withdrawal of your Account Balance, elect to receive income payments under your Contract, change the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person) or assign your Contract, a pro rata portion of the GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date of the withdrawal, the beginning of income payments, the change of Contract Owner/ Annuitant or the assignment.

If a GMIB optional benefit is terminated for the following reasons, no GMIB optional benefit charge will be assessed based on the number of months from the last Contract Anniversary to the date the termination takes effect:

  . the death of the Contract Owner or Joint Contract Owner (or the Annuitant, if a non-natural person owns the Contract);

  . because it is the 30th day following the Contract Anniversary prior to the Contract Owner's 86th birthday (for GMIB I, GMIB II or GMIB Plus I) or 91st birthday (for GMIB Plus II); or

  . the Guaranteed Principal Option is exercised (only applicable to GMIB Plus I and GMIB Plus II).

For versions of the GMIB optional benefit with an optional Step-Up (GMIB Plus
II), or Optional Reset (GMIB Plus I), if You elect an Optional Step-Up/Optional Reset, we may increase the charge applicable beginning after the Contract Anniversary on which the Optional Step-Up/Optional Reset occurs to a rate that does not exceed the lower of (a) the maximum Optional Step-Up/Optional Reset charge (1.50%) or (b) the current rate we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up/Optional Reset.

(See below for certain versions of the GMIB Plus II, GMIB Plus I and GMIB Plus (For New York State only) optional benefits for which We are currently increasing the rider charge upon an Optional Step-Up/Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later.)

If You selected the GMIB Plus II with a Contract issued on or before February 23, 2009, the optional benefit charge is 0.80% of the guaranteed minimum income base. If You selected the GMIB Plus II with a Contract issued on or after February 24, 2009, the optional benefit charge is 1.00% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus II optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base.

(For New York State only: For Contracts issued on or before February 23, 2009, the GMIB Plus optional benefit charge is 0.75% of the guaranteed minimum income base, and for Contracts issued on or after February 24, 2009, the GMIB Plus optional benefit charge is 0.95% of the guaranteed minimum income base. For Contracts issued with the version of the GMIB Plus optional benefit with an annual increase rate of 6%, if your Income Base is increased due to an Optional Step- Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.15% of the guaranteed minimum income base.)

If You selected the GMIB Plus I with a Contract issued on or before February 23, 2007, the optional benefit charge is 0.75% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.

If You selected the GMIB Plus I with a Contract issued on and after February 26, 2007, the optional benefit charge is 0.80% of the guaranteed minimum income base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.20% of the guaranteed minimum income base, applicable after the Contract Anniversary on which the Optional Reset occurs.

If You selected the GMIB II or the GMIB I the optional benefit charge is 0.50% of the guaranteed minimum income base. For the GMIB I and GMIB II available in Contracts issued from May 1, 2003 and on or before April 29, 2005, the optional benefit charge is reduced to 0.45% of the guaranteed minimum income base if You choose either the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts issued on and after May 2, 2005, the optional benefit charge is not reduced if you elected either the optional Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. For Contracts for which a completed application and any other required paperwork were received in Good Order at your Administrative Office by February 14, 2003, and for which an initial purchase payment was received within 60 days, the charge for the GMIB I is 0.15% lower (0.35% rather than 0.50%).

OPTIONAL GUARANTEED WITHDRAWAL BENEFITS

There are two versions of the LWG optional benefit (the LWG II and the LWG I) that are available for an additional charge of a percentage of the Total Guaranteed Withdrawal Amount (as defined later in this Prospectus). The percentage is deducted for the prior Contract Year on the Contract Anniversary after applying any Compounding Income Amount, and prior to taking into account any Automatic Annual Step-Up occurring on the Contract Anniversary, by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.

There are two versions of the GWB optional benefit (the Enhanced GWB and the GWB I) that are available for an additional charge of a percentage of the Guaranteed Withdrawal Amount (as defined later in this Prospectus), deducted for the prior Contract Year on the Contract Anniversary prior to taking into account any Optional Reset by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.

If you: make a full withdrawal (surrender) of your Account Balance; You apply all of your Account Balance to an Annuity Option; there is a change in Contract Owners, Joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person); the Contract terminates (except for a termination due to death); or (under the LWG II) You assign your Contract, a pro rata portion of the optional benefit charge will be assessed based on the number of full months from the last Contract Anniversary to the date of the change.

If an LWG optional benefit or GWB optional benefit is terminated because of the death of the Contract Owner, Joint Contract Owner or Annuitants (if the Contract Owner is a non-natural person), or if an LWG or the Enhanced GWB is cancelled pursuant to the cancellation provisions of each optional benefit, no optional benefit charge will be assessed based on the period from the most recent Contract Anniversary to the date the termination takes effect.

LIFETIME WITHDRAWAL GUARANTEE -- AUTOMATIC ANNUAL STEP-UP.

We reserve the right to increase the LWG optional benefit charge upon an Automatic Annual Step-Up. The increased LWG optional benefit charge will apply after the Contract Anniversary on which the Automatic Annual Step-Up occurs. If an Automatic Annual Step-Up occurs, the LWG optional benefit charge may be reset to a rate that does not exceed the lower of: (a) the maximum Automatic Annual Step-Up charge or (b) the current rate that We charge for the same optional benefit available for new Contract purchases at the time of the Automatic Annual Step-Up.

  . For Contracts issued with the LWG II on or after February 24, 2009, the maximum Automatic Annual Step-Up charge is 1.60% for the Single Life Version and 1.80% for the Joint Life Version.

  . For Contracts issued with the LWG II on or before February 23, 2009, the maximum Automatic Annual Step-Up charge is 1.25% for the Single Life Version and 1.50% for the Joint Life Version.

  . For Contracts issued with the LWG I, the maximum Automatic Annual Step-Up charge is 0.95% for the Single Life Version and 1.40% for the Joint Life Version.

(See below for certain versions of the LWG optional benefits for which we are currently increasing the optional benefit charge upon an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later.)

LIFETIME WITHDRAWAL GUARANTEE -- OPTIONAL BENEFIT CHARGE.

For contracts issued with the LWG II optional benefit on or after February 24, 2009, the charge is 1.25% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.

For Contracts issued with the LWG II optional benefit on or before February 23, 2009, the charge is 0.65% for the Single Life Version and 0.85% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG II optional benefit charge for the Single Life Version to 0.95% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.20% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

The optional benefit charge for the LWG I is 0.50% for the Single Life Version and 0.70% for the Joint Life Version. If Your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the LWG I optional benefit charge for the Single Life Version to 0.80% of the Total Guarantee Withdrawal Amount, and We will increase the optional benefit charge for Joint Life Version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

If an LWG is in effect, the optional benefit charge will continue even if your Remaining Guaranteed Withdrawal Amount equals zero.

The charge for the Enhanced GWB is 0.55% and the charge for the GWB I is 0.50%. If You elect an Optional Reset, we may increase the Enhanced GWB and the GWB I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the reset, but to no more than a maximum of 1.00% for the Enhanced GWB and 0.95% for the GWB I. (For Contracts issued on or before July 13, 2007, the charge for the Enhanced GWB prior to any Optional Reset is 0.50% of the Guaranteed Withdrawal Amount and the maximum charge upon an Optional Reset is 0.95%.)

If the Enhanced GWB or the GWB I is in effect, the charge will not continue if your Benefit Base equals zero.

OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT

The GMAB charge is of 0.75% of the Guaranteed Accumulation Amount (as defined in this Prospectus), deducted at the end of each Contract Year by withdrawing amounts on a prorata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The GMAB is no longer available for sale, effective for Contracts for which applications and necessary information are received at your Administrative Office on or after May 4, 2009.

PREMIUM AND OTHER TAXES

   Some jurisdictions tax what are called "annuity considerations." These may apply to purchase payments, Account Balances and death benefits. In most jurisdictions, we currently do not deduct any money from purchase payments, Account Balances or death benefits to pay these taxes. Generally, our practice is to deduct money to pay premium taxes (also known as "annuity" taxes) only when You exercise a pay-out option. In certain jurisdictions, we may deduct money to pay premium taxes on lump sum withdrawals or when You exercise a pay-out option. We may deduct an amount to pay premium taxes some time in the future since the laws and the interpretation of the laws relating to annuities are subject to change.

Premium taxes, if applicable, depend on the Deferred Annuity You purchase and your home state or jurisdiction. The chart in Appendix A shows the jurisdictions where premium taxes are charged and the amount of these taxes.

We also reserve the right to deduct from purchase payments, Account Balances, withdrawals or income payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under Federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Balance at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

We reserve the right to deduct from the Contract for any income taxes which we incur because of the Contract. In general, we believe under current Federal income tax law, we are entitled to hold reserves with respect to the Contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the Contract, and in that event we may deduct such tax from the Contract. At the present time, however, we are not incurring any such income tax or making any such deductions.

WITHDRAWAL CHARGES

   A Withdrawal Charge may apply if You withdraw purchase payments that were credited to your Deferred Annuity. There are no Withdrawal Charges for the C
Class Deferred Annuity or in certain situations or upon the occurrence of certain events (see "When No Withdrawal Charge Applies"). To determine the Withdrawal Charge for the Deferred Annuities, we treat your Fixed Account, Enhanced Dollar Cost Averaging Program and Separate Account as if they were a single account and ignore both your actual allocations and the Fixed Account, Enhanced Dollar Cost Averaging Program or Investment Division from which the withdrawal is actually coming. To determine what portion (if any) of a withdrawal is subject to a Withdrawal Charge, amounts are withdrawn from your Contract in the following order: (1) Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn);
(2) The free withdrawal amount described below (deducted from purchase payments not previously withdrawn, in the order such purchase payments were made, with the oldest purchase payment first, as described below); and (3) Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn. Once we have determined the amount of the Withdrawal Charge, we will then withdraw it from the Fixed Account, Enhanced Dollar Cost Averaging Program and the Investment Divisions in the same proportion as the withdrawal is being made.

For a full withdrawal, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest.

For partial withdrawals, we multiply the amount to which the Withdrawal Charge applies by the percentage shown, keep the result as a Withdrawal Charge and pay You the rest. We will treat your request as a request for a full withdrawal if your Account Balance is not sufficient to pay both the requested withdrawal and the Withdrawal Charge, or if the withdrawal leaves an Account Balance that is less than the minimum required.

The Withdrawal Charge on purchase payments withdrawn for each class is as follows:


NUMBER OF COMPLETE YEARS FROM RECEIPT OF PURCHASE PAYMENT  B CLASS BONUS CLASS C CLASS L CLASS
---------------------------------------------------------  ------- ----------- ------- -------
0.........................................................    7%        9%      None      7%
1.........................................................    6%        8%                6%
2.........................................................    6%        8%                5%
3.........................................................    5%        7%                0%
4.........................................................    4%        6%                0%
5.........................................................    3%        4%                0%
6.........................................................    2%        3%                0%
7 and thereafter..........................................    0%        0%                0%

The Withdrawal Charge reimburses us for our costs in selling the Deferred Annuities. We may use our profits (if any) from the Separate Account charge to pay for our costs to sell the Deferred Annuities which exceed the amount of Withdrawal Charges we collect.

FREE WITHDRAWAL AMOUNT.   The free withdrawal amount for each Contract Year
after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.

DIVORCE. A withdrawal made pursuant to a divorce or separation agreement is subject to the same Withdrawal Charge provisions described in this section, if permissible under tax law. In addition, the withdrawal will reduce the Account Balance, the death benefit, and the amount of any optional benefit (including the benefit base that we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional benefit, as described in "Death Benefit -- Generally" and "Living Benefits". The withdrawal could have a significant negative impact on the death benefit and on any optional benefit.

WHEN NO WITHDRAWAL CHARGE APPLIES

In some cases, we will not charge You the Withdrawal Charge when You make a withdrawal. We may, however, ask You to prove that You meet any of the conditions listed below.

You do not pay a Withdrawal Charge:

..   If You have a C Class Deferred Annuity.

..   On transfers You make within your Deferred Annuity among the Investment
    Divisions and transfers to or from the Fixed Account.

..   On withdrawals of purchase payments You made over seven Contract Years ago for the B Class, seven Contract Years ago for the Bonus Class and three Contract Years ago for the L Class.

..   If You choose payments over one or more lifetimes except, in certain cases, under the GMIB.

..   If You die during the pay-in phase. Your Beneficiary will receive the full death benefit without deduction.

..   If your Contract permits and your spouse is substituted as the Contract
    Owner of the Deferred Annuity and continues the Contract, that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

..   If You withdraw only your earnings from the Investment Divisions.

..   During the first Contract Year, if You are in the Systematic Withdrawal
    Program, and You withdraw up to 10% of your total purchase payments at the rate of 1/12 of such 10% each month on a non-cumulative basis, if withdrawals are on a monthly basis, or 1/4 of such 10% each quarter on a non-cumulative basis, if withdrawals are on a quarterly basis.

..   After the first Contract Year, if You withdraw up to 10% of your total purchase payments, per Contract Year. This 10% total withdrawal may be taken in an unlimited number of partial withdrawals during that Contract Year.

..   If the withdrawal is to avoid required Federal income tax penalties (not including Section 72(t) or (q) under the Internal Revenue Code) or to satisfy Federal income tax rules concerning minimum distribution requirements that apply to your Deferred Annuity. For purposes of this exception, we assume that the Deferred Annuity is the only Contract or funding vehicle from which distributions are required to be taken and we will ignore all other account balances. This exception does not apply if You have a Non-Qualified or Roth IRA Deferred Annuity.

..   If You accept an amendment converting your Traditional IRA Deferred Annuity to a Roth IRA Deferred Annuity.

..   If You properly "recharacterize" as permitted under Federal tax law your
    Traditional IRA Deferred Annuity or a Roth IRA Deferred Annuity using the same Deferred Annuity.

..   This Contract feature is only available if You are less than 81 years old on the Contract issue date. After the first Contract Year, if approved in your state, and your Contract provides for this, to withdrawals to which a Withdrawal Charge would otherwise apply, if You have been either the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract:

  . Has been a resident of certain nursing home facilities or a hospital for a minimum of 90 consecutive days or for a minimum total of 90 days where there is no more than a 6 month break in that residency and the residencies are for related causes, where You have exercised this right no later than 90 days of exiting the nursing home facility or hospital. This Contract feature is not available in Massachusetts; or

  . Is diagnosed with a terminal illness and not expected to live more than 12 months (24 months in the state of Massachusetts).

..   This Contract feature is only available if You are less than 65 years old on the date You became disabled and if the disability commences subsequent to the first Contract Anniversary. After the first Contract Year, if approved in your state, and your Contract provides for this, if You are disabled as defined in the Federal Social Security Act (or as defined by the Internal Revenue Code for Oregon Contracts) and if You have been the Contract Owner continuously since the issue of the Contract or the spouse who continues the Contract. This Contract feature is not available in Massachusetts or Connecticut.

..   If You have transferred money which is not subject to a Withdrawal Charge
    (because You have satisfied contractual provisions for a withdrawal without the imposition of a Contract Withdrawal Charge) from certain eligible MetLife Contracts or certain eligible Contracts of MetLife affiliates into the Deferred Annuity, and the withdrawal is of these transferred amounts and we agree. Any purchase payments made after the transfer are subject to the usual Withdrawal Charge schedule.

..   Subject to availability in your state, if the early Withdrawal Charge that would apply if not for this provision (1) would constitute less than 0.50% of your Account Balance and (2) You transfer your total Account Balance to certain eligible Contracts issued by MetLife or one of its affiliated companies and we agree.

GENERAL. We may elect to reduce or eliminate the amount of the Withdrawal Charge when the Contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the Contract, or if a prospective purchaser already had a relationship with us.

FREE LOOK


   You may cancel your Deferred Annuity within a certain time period. This is known as a "free look." Not all Contracts issued are subject to free look provisions under state law. We must receive your request to cancel in writing by the appropriate day in your state, which varies from state to state. The time period may also vary depending on your age and whether You purchased your Deferred Annuity from us directly, through the mail or with money from another annuity or life insurance policy. Depending on state law, we may refund (i) all of your purchase payments or (ii) your Account Balance as of the date your refund request is received at your Administrative Office in Good Order (this means you bear the risk of any decline in the value of your Contract due to the performance of the Investment Divisions during the Free Look period).

Any Bonus does not become yours until after the "free look" period; we retrieve it if You exercise the "free look". Your exercise of any "free look" is the only circumstance under which the 3% credit will be retrieved (commonly called "recapture"). If your state requires us to refund your Account Balance, the refunded amount will include any investment performance attributable to the 3% credit. If there are any losses from investment performance attributable to the 3% credit, we will bear that loss.

DEATH BENEFIT--GENERALLY

    One of the insurance guarantees we provide You under your Deferred Annuity is that your Beneficiaries will be protected during the "pay-in" phase against market downturns. You name your Beneficiary(ies).

If You intend to purchase the Deferred Annuity for use with a Traditional IRA, Roth IRA, SEP or SIMPLE IRA, see "Federal Tax Considerations" for a discussion concerning IRAs.

The basic death benefit is described below. The additional optional death benefits (the Annual Step-Up Death Benefit, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, the EDB I, and the Earnings Preservation Benefit) are described in the "Optional Death Benefits" section. Check your Contract and riders for the specific provisions applicable to You. One or more optional death benefits may not be available in your state (check with your registered representative regarding availability). You may elect the Earnings Preservation Benefit with or without the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit. You may not elect the Annual Step-Up Death Benefit or the Greater of Annual Step-Up or 5% Annual Increase Death Benefit and/or the Earnings Preservation Benefit with the EDB I.

The death benefits are described below. There may be versions of each optional death benefit that vary by issue date and state availability. In addition, a version of an optional death benefit may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional death benefits for the specific provisions applicable to You.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method.

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the automated required minimum distribution service and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method.

Where there are multiple Beneficiaries, the death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the death benefit payable is an amount that exceeds the Account

Balance on the day it is determined, we will apply to the Contract an amount equal to the difference between the death benefit payable and the Account Balance, in accordance with the current allocation of the Account Balance. This death benefit amount remains in the Investment Divisions until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit. Any death benefit amounts held in the Investment Divisions on behalf of the remaining Beneficiaries are subject to investment risk. There is no additional death benefit guarantee.

Your Beneficiary has the option to apply the death benefit less any applicable premium taxes to a pay-out option offered under your Deferred Annuity. Your Beneficiary may, however, decide to take payment in one sum, including either by check, by placing the amount in an account that earns interest, or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds, or under other settlement options that we may make available. If You purchased the Contract as a deceased person's Beneficiary under an IRA, your Beneficiary may be limited by tax law as to the method of distribution of any death benefit. See "Federal Tax Considerations" for more information.

If You are a non-natural person, then the life of the Annuitant is the basis for determining the death benefit. If there are joint Contract owners, the oldest of the two will be used as a basis for determining the death benefit.

If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, the death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary, Highest Anniversary Value as of each Contract Anniversary and Annual Increase Amount (depending on whether You choose an optional benefit), are reset to the Account Balance on the date of the change in Contract Owner.

SPOUSAL CONTINUATION. If the Beneficiary is your spouse, the Beneficiary may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract under the terms and conditions of the Contract that applied prior to the owner's death, with certain exceptions described in the Contract. In that case, the Account Balance will be adjusted to equal the death benefit. (Any additional amounts added to the Account Balance will be allocated in the same proportions to each balance in an Investment Division, Enhanced Dollar Cost Averaging Program and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the spouse. The spouse is permitted to make additional purchase payments. The spouse would not be permitted to choose any optional benefit available under the Contract, unless the deceased spouse had previously purchased the benefit at issue of the Contract. Any amounts in the Deferred Annuity would be subject to applicable Withdrawal Charges except for that portion of the Account Balance that is equal to the "step-up" portion of the death benefit.

If the spouse continues the Deferred Annuity, the second death benefit is calculated as described in the following pages except all values used to calculate the death benefit, which may include the Highest Anniversary Value as of each fifth Contract Anniversary or the Highest Anniversary Value as of each Contract Anniversary, are reset to the Account Balance which has been adjusted to include the death benefit on the date the spouse continues the Deferred Annuity. If the Contract includes the GMIB Plus II or both the GMIB Plus II and the EDB I , the Annual Increase Amount for the GMIB Plus II or both the GMIB Plus II and the EDB I are also reset to the Account Balance which has been adjusted to include the death benefit on the date the spouse continues the Contract.

Spousal continuation will not satisfy required minimum distribution rules for tax qualified Contracts other than IRAs.

Any reference to "spouse" includes those persons who are married under state law, regardless of sex.

"STRETCH IRA" CONTRACTS. We permit your Beneficiary to hold the Traditional IRA Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other IRA Contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some optional benefits available under the Contract, but certain Contract provisions or programs may not be available.

If your Beneficiary holds the Traditional IRA Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary would be reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has the optional GMIB, the Annual Increase Amount is reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law as to the method of distribution of any death benefit.

"STRETCH NON-QUALIFIED" CONTRACTS. If available in your state, we permit your Beneficiary to hold the Non-Qualified Deferred Annuity in your name after your death for his/her benefit. We issue a new Deferred Annuity to your Beneficiary to facilitate the distribution of payments. The designated Beneficiary's interest in the Contract must be distributed in accordance with minimum required distribution rules for deferred annuities under the income tax regulations over a period no longer than the designated Beneficiary's single life expectancy with the distributions beginning within 12 months after the date of your death. The new Contract is issued in the same Contract class as your Contract, except, if You had a Bonus Class Deferred Annuity, the Contract is issued as a B Class Deferred Annuity. In that case the Account Balance would be reset to equal the death benefit on the date the Beneficiary submits the necessary documentation in Good Order. (Any additional amounts added to the Account Balance would be allocated in the same proportions to each balance in an Investment Division and the Fixed Account as each bears to the total Account Balance.) There would be a second death benefit payable upon the death of the Beneficiary. Your Beneficiary is permitted to make additional purchase payments consisting generally of monies which are direct transfers (as defined under the tax law) from other non-qualified Contracts in the name of the same decedent. Any additional purchase payments would be subject to applicable Withdrawal Charges. The Beneficiary may be permitted to choose some of the optional benefits available under the Contract, but no optional living benefit options are available and certain Contract provisions or programs may not be available.

If your Beneficiary holds the Non-Qualified Deferred Annuity in your name after your death for his/her benefit, the death benefit would be calculated as described in the following pages except all values used to calculate the death benefit, which may include, Highest Anniversary Value as of each fifth Contract Anniversary or Highest Anniversary Value as of each Contract Anniversary, would be reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Contract. If the Contract has an optional GMIB, the Annual Increase Amount is reset to the Account Balance which has been adjusted to include the death benefit on the date the Beneficiary then holds the Deferred Annuity. At the death of the Beneficiary, the Beneficiary's Beneficiary may be limited by tax law and our administrative procedures as to the available methods and period of distribution of any death benefit.

TOTAL CONTROL ACCOUNT. The Beneficiary may elect to have the Contract's death proceeds paid through a settlement option called the Total Control Account. The Total Control Account is an interest-bearing account through which the Beneficiary has immediate and full access to the proceeds, with unlimited draft writing privileges. We credit interest to the account at a rate that will not be less than a guaranteed minimum annual effective rate. You may also elect to have any Contract surrender proceeds paid into a Total Control Account established for You.

Assets backing the Total Control Accounts are maintained in our general account and are subject to the claims of our creditors. We will bear the investment experience of such assets; however, regardless of the investment experience of such assets, the interest credited to the Total Control Account will never fall below the applicable guaranteed minimum annual effective rate. Because we bear the investment experience of the assets backing the Total Control Accounts, we may receive a profit from these assets. The Total Control Account is not insured by the FDIC or any other governmental agency.

EDB I AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of death proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Code required distribution rules, You may not purchase the EDB I.

BASIC DEATH BENEFIT

The Basic Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greatest of (1) your Account Balance; (2) total purchase payment less partial withdrawals; or (3) your "Highest Anniversary Value" (as described below) as of each fifth Contract Anniversary.

If You die during the pay-in phase and You have not chosen one of the optional death benefits, the death benefit the Beneficiary receives will be equal to the greatest of:

1. Your Account Balance; or

2. Total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge); or

3. "Highest Anniversary Value" as of each fifth Contract Anniversary, determined as follows:

   .  At issue, the Highest Anniversary Value is your initial purchase payment;

   . Increase the Highest Anniversary Value by each subsequent purchase payment;

   . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

   .  On each fifth Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and
      (3) total purchase payments reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge) and set the Highest Anniversary Value equal to the greatest of the three.

   . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      . Increase the Highest Anniversary Value by each subsequent purchase payment or

      . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance before the withdrawal.

                                   EXAMPLE:

------------------------------------------------------------------------------------------------------
                                                           Date                       Amount
                                               ------------------------------ ------------------------
A   Initial Purchase Payment                             10/1/2015                   $100,000
------------------------------------------------------------------------------------------------------
B   Account Balance                                      10/1/2016                   $104,000
                                               (First Contract Anniversary)
------------------------------------------------------------------------------------------------------
C   Death Benefit                                     As of 10/1/2016                $104,000
                                                                              (= greater of A and B)
------------------------------------------------------------------------------------------------------
D   Account Balance                                      10/1/2016                    $90,000
                                               (Second Contract Anniversary)
------------------------------------------------------------------------------------------------------
E   Death Benefit                                        10/1/2017                   $100,000
                                                                              (= greater of A and D)
------------------------------------------------------------------------------------------------------
F   Withdrawal                                           10/2/2017                    $9,000
------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance              10/2/2017                      10%
                                                                                      (= F/D)
------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                     10/2/2017                    $81,000
                                                                                    (= D -- F)
------------------------------------------------------------------------------------------------------
I   Purchase Payments reduced for Withdrawal          As of 10/2/2017                 $90,000
                                                                                 (= A -- (A X G))
------------------------------------------------------------------------------------------------------
J   Death Benefit                                        10/2/2017                    $90,000
                                                                              (= greater of H and I)
------------------------------------------------------------------------------------------------------
K   Account Balance                                      10/1/2020                   $125,000
------------------------------------------------------------------------------------------------------
L   Death Benefit (Highest Anniversary Value)         As of 10/1/2020                $125,000
                                               (Fifth Contract Anniversary)   (= greater of I and K)
------------------------------------------------------------------------------------------------------
M   Account Balance                                      10/2/2020                   $110,000
------------------------------------------------------------------------------------------------------
N   Death Benefit                                     As of 10/2/2020                $125,000
                                                                              (= greatest of I, L, M)
------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

Account Balances on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

OPTIONAL DEATH BENEFITS

ANNUAL STEP-UP DEATH BENEFIT

   The Annual Step-Up Death Benefit is designed to provide protection against adverse investment experience. In general, it guarantees that the death benefit will not be less than the greater of (1) your Account Balance; or
(2) your "Highest Anniversary Value" (as described below) as of each Contract Anniversary.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greater of:

1. The Account Balance; or

2. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

  .   On each Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

      (2) Increase the Highest Anniversary Value by each subsequent purchase payment or

      (3) Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges) divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if You are 80 years of age or older.

The Annual Step-Up Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.20% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

-------------------------------------------------------------------------------------------------------------
                                                                   Date                       Amount
                                                       ------------------------------ -----------------------
A   Initial Purchase Payment                                     10/1/2015                   $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Balance                                              10/1/2016                   $104,000
                                                       (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C   Death Benefit (Highest Anniversary Value)                 As of 10/1/2016                $104,000
                                                                                      (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
D   Account Balance                                              10/1/2017                   $90,000
                                                       (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E   Death Benefit (Highest Contract Year Anniversary)            10/1/2017                   $104,000
                                                                                      (= greater of B and D)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                                   10/2/2017                    $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                      10/2/2017                     10%
                                                                                             (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                             10/2/2017                   $81,000
                                                                                             (= D-F)
-------------------------------------------------------------------------------------------------------------
I   Highest Anniversary Value reduced for Withdrawal          As of 10/2/2017                $93,600
                                                                                          (= E-(E X G))
-------------------------------------------------------------------------------------------------------------
J   Death Benefit                                                10/2/2017                   $93,600
                                                                                      (= greater of H and I)
-------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/2017 and 10/2/2017 are assumed to be equal prior to the withdrawal.

GREATER OF ANNUAL STEP-UP OR 5% ANNUAL INCREASE DEATH BENEFIT

In states where approved, only one of either the Greater of Annual Step-Up or 5% Annual Increase Death Benefit or the EDB I will be available. The Greater of Annual Step-Up or 5% Annual Increase Amount Death Benefit is designed to protect against adverse investment experience. In general, it provides that the death benefit will be not less than the greatest of (1) your Account Balance,
(2) the "Annual Increase Amount" which is the total of your purchase payments (adjusted for withdrawals) accumulated at 5% per year or (3) your "Highest Anniversary Value", as described below.

You may purchase at application a death benefit that provides that the death benefit amount is equal to the greatest of:

1. Your Account Balance;

2. The Annual Increase Amount which is equal to the sum total of each purchase payment accumulated at a rate of 5% a year, through the Contract Anniversary date immediately preceding your 81st birthday, reduced by the sum total of each withdrawal adjustment accumulated at the rate of 5% a year from the date of the withdrawal (the withdrawal adjustment is the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal) (including any applicable withdrawal charge); or

3. "Highest Anniversary Value" as of each Contract Anniversary, determined as follows:

  .   At issue, the Highest Anniversary Value is your initial purchase payment;

  . Increase the Highest Anniversary Value by each subsequent purchase payment;

  . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge);

  .   On each Contract Anniversary before your 81st birthday, compare the
      (1) then-Highest Anniversary Value to the (2) current Account Balance and set the Highest Anniversary Value equal to the greater of the two.

  . After the Contract Anniversary immediately preceding your 81st birthday, adjust the Highest Anniversary Value only to:

     . Increase the Highest Anniversary Value by each subsequent purchase payment or

     . Reduce the Highest Anniversary Value proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge).

For purposes of determining the Highest Anniversary Value as of the applicable Contract Anniversary, purchase payments increase the Highest Anniversary Value on a dollar for dollar basis. Partial withdrawals, however, reduce the Highest Anniversary Value proportionately, that is the percentage reduction is equal to the dollar amount of the withdrawal (plus applicable Withdrawal Charges), divided by the Account Balance immediately before the withdrawal.

You may not purchase this benefit if You are 80 years of age or older.

The Greater of Annual Step-Up or 5% Annual Increase Death Benefit is available in Deferred Annuities purchased after April 30, 2003, for an additional charge, of 0.35% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

-------------------------------------------------------------------------------------------------------------
                                                             Date                          Amount
                                                 ------------------------------ -----------------------------
A   Initial Purchase Payment                               10/1/2015                      $100,000
-------------------------------------------------------------------------------------------------------------
B   Account Balance                                        10/1/2016                      $104,000
                                                 (First Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
C1  Account Balance (Highest Anniversary Value)            10/1/2016                      $104,000
                                                                                   (= greater of A and B)
-------------------------------------------------------------------------------------------------------------
C2  5% Annual Increase Amount                              10/1/2016                      $105,000
                                                                                        (= A X 1.05)
-------------------------------------------------------------------------------------------------------------
C3  Death Benefit                                       As of 10/1/2016                   $105,000
                                                                                  (= greater of C1 and C2)
-------------------------------------------------------------------------------------------------------------
D   Account Balance                                        10/1/2017                      $90,000
                                                 (Second Contract Anniversary)
-------------------------------------------------------------------------------------------------------------
E1  Highest Anniversary Value                              10/1/2017                      $104,000
                                                                                  (= greater of C1 and D)
-------------------------------------------------------------------------------------------------------------
E2  5% Annual Increase Amount                           As of 10/1/2017                   $110,250
                                                                                    (= A X 1.05 X 1.05)
-------------------------------------------------------------------------------------------------------------
E3  Death Benefit                                          10/1/2017                      $110,250
                                                                                  (= greater of E1 and E2)
-------------------------------------------------------------------------------------------------------------
F   Withdrawal                                             10/2/2017                       $9,000
-------------------------------------------------------------------------------------------------------------
G   Percentage Reduction in Account Balance                10/2/2017                        10%
                                                                                          (= F/D)
-------------------------------------------------------------------------------------------------------------
H   Account Balance after Withdrawal                       10/2/2017                      $81,000
                                                                                          (= D-F)
-------------------------------------------------------------------------------------------------------------
I1  Highest Anniversary Value reduced for               As of 10/2/2017                   $93,600
    Withdrawal                                                                        (= E1-(E1 X G))
-------------------------------------------------------------------------------------------------------------
I2  5% Annual Increase Amount reduced for               As of 10/2/2017                   $99,238
    Withdrawal                                                                        (= E2--(E2 X G).
                                                                                Note: E2 includes additional
                                                                                   day of interest at 5%)
-------------------------------------------------------------------------------------------------------------
I3  Death Benefit                                          10/2/2017                      $99,238
                                                                                (= greatest of H, I1 and I2)
-------------------------------------------------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge withdrawn from the Account Balance is included when determining the percentage of Account Balance withdrawn.

The Account Balances on 10/1/2017 and 10/02/2017 are assumed to be equal prior to the withdrawal.

All amounts are rounded to the nearest dollar.

THE EDB I

The EDB I is no longer available for purchase. The EDB I was available (subject to investment allocation restrictions) if You were age 75 or younger at the effective date of your Contract and You had not elected any optional living benefit

(other than the GMIB Plus II, which is also known as the "Predictor Plus II" in our sales literature and advertising ). The EDB I is not available in the State of Oregon or with a B Plus Class or C Class Contract in Washington or New York State.

DESCRIPTION OF THE EDB I.

If you select the EDB I, the amount of the death benefit will be the greater of:

(1) The Account Balance; or

(2) The Death Benefit Base.

The Death Benefit Base provides protection against adverse investment experience. It guarantees that the death benefit will not be less than the greater of: (1) the highest Account Balance on any Contract Anniversary (adjusted for withdrawals), or (2) the amount of your initial investment (adjusted for withdrawals), accumulated at 5%.

The Death Benefit Base is the greater of (a) or (b) below:

   (a)Highest Anniversary Value: On the date we issue your contract, the Highest Anniversary Value is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including any applicable Withdrawal Charge). The percentage reduction in Account Balance is the dollar amount of the withdrawal (including any applicable Withdrawal Charge) divided by the Account Balance immediately preceding such withdrawal. On each Contract Anniversary prior to your 81st birthday, the Highest Anniversary Value will be recalculated to equal the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

   (b)Annual Increase Amount: On the date we issue your contract, the Annual Increase Amount is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.

ANNUAL INCREASE RATE.   As noted above, we calculate a Death Benefit Base under
the EDB I that helps determine the amount of the death benefit. One of the factors used in calculating the Death Benefit Base is called the "annual increase rate".

Through the Contract Anniversary immediately prior to your 91st birthday, the Annual Increase Rate is 5%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date, on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.

After the Contract Anniversary immediately prior to the owner's 91st birthday, the Annual Increase Rate is 0%.

WITHDRAWAL ADJUSTMENTS.   Withdrawal adjustments in a Contract Year are
determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to that partial withdrawal (including any applicable withdrawal charge); or

   (b)(1) if total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year; (2) if the withdrawals occur before the Contract Anniversary immediately prior to your 91st birthday; and (3) if these withdrawals are payable to the Contract Owner (or the Annuitant, if the Contract Owner is a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in (a), immediately above, and will be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a), immediately above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of the death benefit under the EDB I. Complying with the three conditions described in (b) immediately above (including limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year) will result in dollar-for-dollar treatment of the withdrawals.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge). The Annual Increase Amount does not change after the Contract Anniversary immediately preceding your 91st birthday, except that it is increased for each subsequent purchase payment and reduced by the withdrawal adjustments described above.

For Contracts for which applications and necessary information were received at your Administrative Office on or before May 1, 2009, we offered a version of the EDB I that is no longer available. The prior version is the same as the current version except that the annual increase rate for the Annual Increase Amount and for withdrawal adjustments is 6%, with respect to section 2(a) above, different investment allocation restrictions apply and different charges apply.

TAXES.   Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

OPTIONAL STEP-UP

On each Contract Anniversary as permitted, You may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate or the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if You elect to reset the Annual Increase Amount, we may reset the EDB I charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the step-up; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Deferred Annuity is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II optional benefit and the EDB I optional benefit, and You would like to elect an Optional Step-Up,

You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step-Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which an Optional Step-Up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if You want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step-Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and the charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing or any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

   a) resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election; and

   b) may reset the EDB I charge to a rate that does not exceed the lower of:
      (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, You will be notified in writing a minimum of 30 days in advance of the applicable Contract Anniversary and be informed that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary. Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at your Administrative Office that You wish to reinstate the step-ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the optional step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the EDB I, there are certain investment allocation restrictions. Please see "Investment Allocation Restrictions For Certain Optional Benefits."

If You elect the EDB I, You may not participate in the Equity Generator or the Allocator. However You may elect to participate in the Enhanced Dollar Cost Averaging ("EDCA") program, provided that your destination investment choices are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the EDB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

TERMINATION OF THE EDB I.  The EDB I will terminate upon the earliest of:

   (a)The date You make a total withdrawal of your Account Balance (pro rata portion of the annual optional benefit charge will be assessed);

   (b)The date there are insufficient funds to deduct the annual optional benefit charge from your Account Balance;

   (c)The date You elect to receive income payments under your Contract (a pro rata portion of the annual optional benefit charge will be assessed);

   (d)A change of the Contract Owner or joint Contract Owner (or Annuitant if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   (e)The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed);

   (f)The date the death benefit amount is determined (excluding the determination of the death benefit amount under the spousal continuation option); or

   (g)Termination of the Deferred Annuity to which the benefit is attached.

Under our current administrative procedures, we will waive the termination of the EDB I if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

THE EDB I AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Generally, once your Deferred Annuity is annuitized, You are ineligible to receive the death benefit selected. However, for Deferred Annuities purchased with an EDB I, if You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)Elect to receive income payments determined by applying the Death Benefit Base to the greater of the guaranteed annuity rates for this Deferred Annuity at the time of purchase or the current annuity rates applicable to this class of Deferred Annuity. If you die before the complete return of the Death Benefit Base, your Beneficiary will receive a lump sum equal to the death benefit determined at annuitization less income payments already paid to the Contract Owner.

If you fail to select one of the above options, we will annuitize your Deferred Annuity under the Lifetime Income Annuity with a 10 Year Guarantee Period income payment type, unless the payment under option (2) above is greater, in which case we will apply option (2) to your Deferred Annuity.

EDB I -- EXAMPLES

The purpose of these examples is to illustrate the operation of the Death Benefit Base under the EDB I.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the EDB I is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an account balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that withdrawal (10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example

   Assume the Contract Owner is a male, age 55 at issue, and he elects the EDB
   I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary on or following the Contract Owner's 90th birthday). At the tenth Contract Anniversary, when the Contract Owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a death benefit based on the Annual Increase Amount

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the subaccounts You selected. The Annual Increase Amount, however, accumulates an amount equal to your purchase payments at the Annual Increase Rate of 5% per year, until the Contract Anniversary on or following the Contract Owner's 90th birthday. The Annual Increase Amount is also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The Annual Increase Amount is the value upon which a future death benefit amount can be based (if it is greater than the Highest Anniversary Value and Account Balance on the date the death benefit amount is determined).

(3)THE HIGHEST ANNIVERSARY VALUE

   Example

   Assume, as in the example in section (2) above, the Contract Owner is a male, age 55 at issue, and he elects the EDB I. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000).

   Determining a death benefit based on the Highest Anniversary Value

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value is the value upon which a future death benefit amount can be based (if it is greater than the Annual Increase Amount and Account Balance on the date the death benefit amount is determined).

(4)PUTTING IT ALL TOGETHER

   Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner dies after the tenth Contract Anniversary but prior to the eleventh Contract Anniversary, and on the date the death benefit amount is determined, the Account Balance is $150,000 due to poor market performance. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the Death Benefit Base. Because the Death Benefit Base ($162,889) is greater than the Account Balance ($150,000), the Death Benefit Base will be the death benefit amount.

   The above example does not take into account the impact of premium and other taxes. THE DEATH BENEFIT BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE DEATH BENEFIT AMOUNT AND THE CHARGE FOR THE BENEFIT.

(5)THE OPTIONAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.

   The effect of the Optional Step-Up election is:

   (1)The Annual Increase Amount resets from $105,000 to $110,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the Annual Increase Amount.

(6)THE OPTIONAL STEP-UP: AUTOMATIC ANNUAL STEP-UP

   Assume your initial purchase payment is $100,000 and no withdrawals are taken. The Annual Increase Amount increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The Annual Increase Amount automatically resets from $105,000 to $110,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   The Annual Increase Amount increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount, an Optional Step-Up will automatically occur.

   The effect of the Optional Step-Up is:

   (1)The Annual Increase Amount automatically resets from $115,500 to $120,000; and

   (2)The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

   Theeffect of the Optional Step-Up is:

   (1) The Annual Increase Amount automatically resets to the higher Account Balance; and

   (2) The EDB I charge is reset to the fee we charge new Contract Owners for the EDB I at that time.

   After the seventh Contract Anniversary, the initial Automatic Annual Step-Up election expires. Assume You do not make a new election of the Automatic Annual Step-Up. The Annual Increase Amount increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount remains at $178,500 despite poor market performance, and, provided the optional benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday. Also, note the EDB I charge remains at its current level.

EARNINGS PRESERVATION BENEFIT

You may purchase this benefit at application. The Earnings Preservation Benefit is intended to provide additional amounts at death to pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the Earnings Preservation Benefit will be sufficient to cover any such expenses that your heirs may have to pay.

This benefit provides that an additional death benefit is payable equal to:

The difference between

1. Your death benefit (either the basic death benefit or an optional death benefit for which You pay an additional charge); and

2. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments, or

On or after the Contract Anniversary immediately preceding your 81st birthday, the additional death benefit that is payable is equal to:

1. The difference between

   a. Your death benefit amount on the Contract Anniversary immediately preceding your 81st birthday, plus subsequent purchase payments made after each Contract Anniversary, reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent partial withdrawal (including any applicable Withdrawal Charge); and

   b. Total purchase payments not withdrawn. In this case, partial withdrawals are first applied against earnings and then purchase payments.

2. In each case, multiplied by the following percentage, depending upon your age when You purchased the Contract:

          Purchase Age                            Percentage

          Ages 69 or younger                          40%

          Ages 70-79                                  25%

          Ages 80 and above                            0%

You may not purchase this benefit if You are 80 years of age or older.

For purposes of the above calculation, purchase payments increase the Account Balance on a dollar for dollar basis. Partial withdrawals, however, reduce Account Balance proportionately, that is, the percentage reduction is equal to the dollar amount of the withdrawal plus applicable Withdrawal Charges divided by the Account Balance immediately before the withdrawal.

If the spouse continues the Contract, the spouse can choose one of the following two options:

  . Continue the Earnings Preservation Benefit. Then the additional death benefit is calculated in the same manner as above except the calculation takes into account the surviving spouse's age for purposes of determining what is the Contract Anniversary prior to the 81st birthday. In this case, the benefit is paid as of the death of the surviving spouse, rather than the first spouse.

  . Stop the Earnings Preservation Benefit. Then, the Account Balance is reset to equal the death benefit plus the additional death benefit on the date the spouse continues the Contract. The Earnings Preservation Benefit will cease and the Separate Account charge will be reduced by 0.25%.

If we do not receive notification from the surviving spouse either to elect to continue or to discontinue the Earnings Preservation Benefit within 90 days of notice to us of the death of a spouse, we will treat the absence of a notification as if the Earnings Preservation Benefit had been discontinued and the amount of the benefits will be added to the Account Balance.

If You are a natural person and You change ownership of the Deferred Annuity to someone other than your spouse, this benefit is calculated in the same manner except (1) purchase payments (for the purpose of calculating the Earnings Preservation Benefit) are set equal to the Account Balance on the date of the change in Contract Owners (gain is effectively reset to zero) and (2) the percentage from the table above is based on the age of the new Contract Owner as of the date of the change in Contract Owner.

If You are a non-natural person, the life of the Annuitant is the basis for determining the additional death benefit. If there are joint Contract Owners, the oldest of the two will be used as a basis for determining the additional death benefit.

The Earnings Preservation Benefit is available for an additional charge of 0.25% annually of the average daily value of the amount You have in the Separate Account.

                                   EXAMPLE:

---------------------------------------------------------------------
                                        Date           Amount
                                      ---------- --------------------
A   Purchase Payments Not Withdrawn   10/1/2015       $100,000
---------------------------------------------------------------------
B   Death Benefit                     10/1/2016       $105,000
---------------------------------------------------------------------
C   Additional Death Benefit          10/1/2016        $2,000
                                                  (= 40% X (B - A))
---------------------------------------------------------------------
D   Account Balance                   10/1/2017        $90,000
---------------------------------------------------------------------
E   Withdrawal                        10/2/2017        $9,000
---------------------------------------------------------------------
F   Account Balance after Withdrawal  10/2/2017        $81,000
                                                      (= D - E)
---------------------------------------------------------------------
G   Purchase Payments Not Withdrawn   10/2/2017        $91,000
---------------------------------------------------------------------
                                                      (= A - E,
                                                  because there is
                                                     no gain at
                                                 time of withdrawal)
---------------------------------------------------------------------
H   Death Benefit                     10/2/2017        $99,238
---------------------------------------------------------------------
I   Additional Death Benefit                           $3,295
                                                  (= 40% X (H - G))
---------------------------------------------------------------------

Notes to Example

Purchaser is age 60 at issue.

Any Withdrawal Charge from the Account Balance is included when determining the percentage of Account Balance withdrawn.

All amounts are rounded to the nearest dollar.

LIVING BENEFITS

OVERVIEW OF LIVING BENEFITS

We offer a suite of optional living benefits that, for an additional charge, offer protection against market risk (the risk that your investments may decline in value or underperform your expectations). Only one version of these optional benefits may be elected, and the optional benefit must be elected at Contract issue. These optional benefits are described briefly below. Please see the more detailed description that follows for important information on the costs, restrictions and availability of each optional benefit.

             Guaranteed Income                         Guaranteed Withdrawal
                 Benefits                                     Benefits
-------------------------------------------- -------------------------------------------
Guaranteed Minimum Income Benefit            Lifetime Withdrawal Guarantee (LWG I and
Plus (GMIB Plus I and GMIB Plus II or, the   LWG II)
Predictor Plus, or Predictor Plus I and      Enhanced Guaranteed Withdrawal Benefit
Predictor Plus II)                           (Enhanced GWB)
Guaranteed Minimum Income Benefit            Guaranteed Withdrawal Benefit (GWB I)
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           These optional benefits are designed to
designed to allow You to invest your         guarantee that at least the entire amount
Account Balance in the market while          of purchase payments You make will be
at the same time assuring a specified        returned to You through a series of
guaranteed, level of minimum fixed           withdrawals (without annuitizing),
income payments if You elect to              regardless of investment performance, as
annuitize. The fixed annuity payment         long as withdrawals in any Contract Year
amount is guaranteed regardless of           do not exceed the maximum amount
investment performance or the actual         allowed. With the LWG, You get the same
Account Balance at the time You elect        benefits, but in addition, if You make
pay-outs. Prior to exercising this           your first withdrawal on or after the date
benefit and annuitizing your Contract,       You reach age 59 1/2, You are
You may make withdrawals up to a             guaranteed income for your life (and, for
maximum level specified in the rider         states other than New York, the life of
and still maintain the benefit amount.       your spouse, if the Joint Life version was
(GMIB I and GMIB II were formerly            elected and the spouse elects to continue
known as "Versions I and Versions II         the Contract is at least age 59 1/2 at
of the Guaranteed Minimum Income             spousal continuation), even after the
Benefit"; and GMIB Plus I was                entire amount of purchase payments has
formerly known as "Version III of the        been returned. (GWBI was formerly
Guaranteed Minimum Income                    known as "Version I of the Guaranteed
Benefit".)                                   Withdrawal Benefit"; Enhanced GWB was
                                             formerly known as "Version II of the
                                             Guaranteed Withdrawal Benefit"; and
                                             LWG I was formerly known as "Version
                                             III - the Lifetime Withdrawal Guarantee
                                             Benefit".)

             Guaranteed Income                    Guaranteed Asset Accumulation
                 Benefits                                    Benefit
-------------------------------------------- -----------------------------------------
Guaranteed Minimum Income Benefit            Guaranteed Minimum Accumulation Benefit
Plus (GMIB Plus I and GMIB Plus II or, the   (GMAB)
Predictor Plus, or Predictor Plus I and
Predictor Plus II)
Guaranteed Minimum Income Benefit
(GMIB I and GMIB II or the Predictor)
Our guaranteed income benefits are           GMAB is designed to guarantee that
designed to allow You to invest your         your Account Balance will not be less
Account Balance in the market while          than a minimum amount at the end of
at the same time assuring a specified        the 10-year waiting period.
guaranteed, level of minimum fixed           The amount of the guarantee depends
income payments if You elect to              on which of three permitted Investment
annuitize. The fixed annuity payment         Divisions You select.
amount is guaranteed regardless of
investment performance or the actual
Account Balance at the time You elect
pay-outs. Prior to exercising this
benefit and annuitizing your Contract,
You may make withdrawals up to a
maximum level specified in the rider
and still maintain the benefit amount.
(GMIB I and GMIB II were formerly
known as "Versions I and Versions II
of the Guaranteed Minimum Income
Benefit"; and GMIB Plus I was
formerly known as "Version III of the
Guaranteed Minimum Income
Benefit".)






GUARANTEED INCOME BENEFITS

At the time You buy the Contract, You may elect a guaranteed income benefit ("GMIB") for an additional charge. Each version of this optional benefit is designed to guarantee a predictable, minimum level of fixed income payments, regardless of investment performance of your Account Balance during the pay-in phase. However, if applying your actual Account Balance at the time You annuitize the Contract to then current annuity purchase rates (outside of the optional benefit) produces higher income payments, You will receive the higher payments, and thus You will have paid for the optional benefit even though it was not used. Also, prior to exercising the optional benefit, You may make specified withdrawals that reduce your income base (as explained below) during the pay-in phase and still leave the optional benefit guarantees intact, provided the conditions of the optional benefit are met. Your registered representative can provide You an illustration of the amounts You would receive, with or without withdrawals, if You exercised the optional benefit.

There are four versions of the GMIB that have been available with this Contract, GMIB Plus II, GMIB Plus I, GMIB II and GMIB I. None of the GMIBs are available for sale.

There may be versions of each optional guaranteed income benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and optional benefits for the specific provisions applicable to You.

You may not have this optional benefit and another optional living benefit (LWG, GWB or GMAB) in effect at the same time. Once elected, the optional benefit cannot be terminated except as discussed below.

FACTS ABOUT GUARANTEED INCOME BENEFITS

INCOME BASE AND GMIB INCOME PAYMENTS. Under all versions of the GMIB, we calculate an "income base" (as described below) that determines, in part, the minimum amount You receive as an income payment upon exercising the GMIB and annuitizing the Contract. It is important to recognize that this income base is not available for cash withdrawals and does not establish or guarantee your Account Balance or a minimum return for any Investment Division. After a minimum 10-year waiting period, and then only within 30 days following a Contract Anniversary, You may exercise the benefit. We then will apply the income base calculated at the time of exercise to the GMIB Annuity Table (as described below) specified in the optional benefit in order to determine your minimum guaranteed lifetime fixed monthly income payments (your actual payment may be higher than this minimum if, as discussed above, the base Contract under its terms would provide a higher payment).

THE GMIB ANNUITY TABLE. The GMIB Annuity Table is specified in the rider. For GMIB Plus II, this table is calculated based on the Annuity 2000 Mortality Table with a 10-year age set back with interest of 1.5% per year. This table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year for GMIB I, GMIB II and GMIB Plus I. As with other pay-out types, the amount You receive as an income payment also depends on your age, your sex, (where permitted by state law), and the income type You select. For GMIB Plus II, the annuity rates for attained ages 86 to 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then-current annuity purchase rates.

If You exercise a GMIB, your income payments will be the greater of:

  . the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or

  . the income payment determined for the same income type in accordance with the base Contract. (See "Pay-Out Options (or Income Options)".)

If You choose not to receive income payments as guaranteed under the GMIB, You may elect any of the income options available under the Contract.

OWNERSHIP. If the owner is a natural person, the owner must be the Annuitant. If a non-natural person owns the Contract, then the Annuitant will be considered the owner in determining the income base and GMIB income payments.

If joint owners are named, the age of the older will be used to determine the income base and GMIB income payments. For purposes of the Guaranteed Income Benefits section of the prospectus, "You" always means the owner, oldest joint owner or the Annuitant, of the owner is a non-natural person.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

GMIB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase the GMIB.

GMIB AND QUALIFIED CONTRACTS. The GMIB may have limited usefulness in connection with a qualified Contract, such as IRA (See "Federal Tax Considerations"), in circumstances where, due to the ten year waiting period after purchase (and, for the GMIB Plus II and GMIB Plus I, after an Optional Step-Up), the owner is unable to exercise the benefit until after the required beginning date of required minimum distributions under the Contract. In such event, required minimum distributions received from the Contract during the ten year waiting period will have the effect of reducing the income base either on a proportionate or dollar for dollar basis, as the case may be. This may have the effect of reducing or eliminating the value of income payments under the GMIB. You should consult your tax adviser prior to electing the GMIB.

DESCRIPTION OF GMIB PLUS II

The GMIB Plus II is no longer available for purchase. In states where approved, the GMIB Plus II is available only for owners up through age 78 and You can only elect the GMIB Plus II at the time You purchase the Contract. The GMIB Plus II is not available in the State of Oregon. The GMIB Plus II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 90th birthday.

INCOME BASE

The income base is equal to the greater of (a) or (b) below:

(a)Highest Anniversary Value: On the issue date, the "Highest Anniversary Value" is equal to your initial purchase payment. Thereafter, the Highest Anniversary Value will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge). On each Contract Anniversary prior to the your 81st birthday, the Highest Anniversary Value will be recalculated and set equal to the greater of the Highest Anniversary Value before the recalculation or the Account Balance on the date of the recalculation.

The Highest Anniversary Value does not change after the Contract Anniversary immediately preceding the your 81st birthday, except that it is increased for each subsequent purchase payment and reduced proportionally by the percentage reduction in Account Balance attributable to each subsequent withdrawal (including any applicable withdrawal charge).

(b)Annual Increase Amount: On the date we issue your contract, the "Annual Increase Amount" is equal to your initial purchase payment. All purchase payments received within 120 days of the date we issue your contract will be treated as part of the initial purchase payment for this purpose. Thereafter, the Annual Increase Amount is equal to (i) less (ii), where:

   (i)is purchase payments accumulated at the Annual Increase Rate (as defined below) from the date the purchase payment is made; and

  (ii)is withdrawal adjustments (as defined below) accumulated at the Annual Increase Rate.

The Highest Anniversary Value and Annual Increase Amount are calculated independently of each other. When the Highest Anniversary Value is recalculated and set equal to the Account Balance, the Annual Increase Amount is not set equal to the Account Balance. See "Optional Step-Up" below for a feature that can be used to reset the Annual Increase Amount to the Account Balance.

For Deferred Annuities issued in New York State, the Annual Increase Amount shall not exceed 270% of total purchase payments or, if greater, 270% of the Annual Increase Amount as of the most recent Optional Step-Up for GMIB Plus II (see "Optional Step-Up" below). Each time the Annual Increase Amount is increased by an Optional Step- Up, the limit on the Annual Increase Amount is raised to 270% of the new, higher Annual Increase Amount, if it is greater than 270% of your Purchase Payments.

ANNUAL INCREASE RATE. As noted above, we calculate an income base under the GMIB that helps determine the minimum amount You receive as an income payment upon exercising the optional benefit. One of the factors used in calculating the income base is called the "annual increase rate."

Through the Contract Anniversary immediately prior to the your 91st birthday, the Annual Increase Rate is 5%.

On the first Contract Anniversary, "at the beginning of the Contract Year" means on the issue date; on a later Contract Anniversary, "at the beginning of the Contract Year" means on the prior Contract Anniversary.
During the 30 day period following the Contract Anniversary immediately prior to the your 91st birthday, the annual increase rate is 0%.

WITHDRAWAL ADJUSTMENTS. Withdrawal adjustments in a Contract Year are determined according to (a) or (b):

   (a)The withdrawal adjustment for each withdrawal in a Contract Year is the value of the Annual Increase Amount immediately prior to the withdrawal multiplied by the percentage reduction in Account Balance attributable to the withdrawal (including any applicable withdrawal charge); or

   (b)If total withdrawals in a Contract Year are not greater than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, and if these withdrawals are paid to you (or to the annuitant, if the Deferred Annuity is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable withdrawal charge) in that Contract Year. These withdrawal adjustments will replace the withdrawal adjustments defined in
      (a) immediately above and be treated as though the corresponding withdrawals occurred at the end of that Contract Year.

As described in (a) above, if in any Contract Year you take cumulative withdrawals that exceed the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, the Annual Increase Amount will be reduced in the same proportion that the entire withdrawal (including any applicable withdrawal charge) reduced the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Annual Increase Amount, and could have the effect of reducing or eliminating the value of income payments under the GMIB optional benefit. Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Increase Rate multiplied by the Annual Increase Amount at the beginning of the Contract Year, will result in dollar-for-dollar treatment of the withdrawals as described in (b) immediately above.

Partial annuitizations are not permitted.

In determining the GMIB Plus II income payments, an amount equal to the withdrawal charge that would apply upon a complete withdrawal and the amount of any premium and other taxes that may apply will be deducted from the income base. For purposes of calculating the income base, purchase payment credits (I.E., bonus payments) are not included.

OPTIONAL STEP-UP. On each Contract Anniversary as permitted, you may elect to reset the Annual Increase Amount to the Account Balance. An Optional Step-Up may be beneficial if your Account Balance has grown at a rate above the Annual Increase Rate on the Annual Increase Amount (5%). As described below, an Optional Step-Up resets the Annual Increase Amount to the Account Balance. After an Optional Step-Up, the Annual Increase Rate will be applied to the new, higher Annual Increase Amount and therefore the amount that may be withdrawn without reducing the Annual Increase Amount on a proportionate basis will increase. However, if you elect to reset the Annual Increase Amount, we will also restart the 10-year waiting period. In addition, we may reset the rider charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

An Optional Step-Up is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 80 on the date of the Optional Step-Up. If your Deferred Annuity has both the GMIB Plus II and the EDB I, and You would like to elect an Optional Step-Up, You must elect an Optional Step-Up for both optional benefits. You may not elect an Optional Step-Up for only one of the two optional benefits. Upon the Optional Step- Up, we may reset the optional benefit charge, as described above, on one or both optional benefits.

You may elect either: (1) a one-time Optional Step-Up at any Contract Anniversary provided the above requirements are met, or (2) Optional Step-Ups to occur under the Automatic Annual Step-Up. If You elect Automatic Annual Step-Ups, on any Contract Anniversary while this election is in effect, the Annual Increase Amount will reset to the Account Balance automatically, provided the above requirements are met. The same conditions described above will apply to each Automatic Step-Up. You may discontinue this election at any time by notifying us in writing, at your Administrative Office (or by any other method acceptable to us), at least 30 days prior to the Contract Anniversary on which a step-up may otherwise occur. Otherwise, it will remain in effect through the seventh Contract Anniversary following the date You make this election, at which point You must make a new election if you want Automatic Annual Step-Ups to continue. If You discontinue or do not re-elect the Automatic Annual Step Ups, no Optional Step-Up will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Step-Ups, the optional benefit (and charge) will continue, and You may choose to elect a one time Optional Step-Up or reinstate Automatic Annual Step-Ups as described above.)

We must receive your request to exercise the Optional Step-Up in writing at your Administrative Office, or by any other method acceptable to us. We must receive your request prior to the Contract Anniversary for an Optional Step-Up to occur on that Contract Anniversary.

The Optional Step-Up:

(1)resets the Annual Increase Amount to the Account Balance on the Contract Anniversary following the receipt of an Optional Step-Up election;

(2)resets the waiting period to exercise the GMIB Plus II to the 10th Contract Anniversary following the date the Optional Step-Up took effect;

(3)For Contracts issued in New York State only, may reset the maximum Annual Increase Amount to a percentage (270%) multiplied by the Annual Increase Amount calculated in (1) above, if greater than the maximum Annual Increase Amount immediately before the Optional Step-Up; and

(4)may reset the charge to a rate that does not exceed the lower of: (a) the maximum Optional Step-Up charge (1.50%) or (b) the current rate that we would charge for the same optional benefit available for new Contract purchases at the time of the Optional Step-Up.

In the event that the charge applicable to Deferred Annuity purchases at the time of the step-up is higher than your current charge, we will notify you in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform you that you may choose to decline the Automatic Annual Step-Up. If you decline the Automatic Annual Step-Up, you must notify us in accordance with our administrative procedures (currently we require you to submit your request in writing to your Administrative Office no less than seven calendar days prior to the applicable Contract Anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Administrative Office that you wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement.

On the date of the step-up, the Account Balance on that day will be treated as a single purchase payment received on the date of the step-up for purposes of determining the Annual Increase Amount after the step-up. All purchase payments and withdrawal adjustments previously used to calculate the annual increase amount will be set equal to zero on the date of the step-up.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the GMIB Plus II, there are certain investment allocation restrictions. Please see "Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits". If You elect the GMIB Plus II, You may not participate in the Equity Generator and the Allocator. However, You may elect to participate in the Enhanced Dollar Cost Averaging Program, provided that your destination Investment Divisions are selected in accordance with the investment allocation restrictions.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

GUARANTEED PRINCIPAL OPTION. On each Contract Anniversary, starting with the tenth Contract Anniversary and through the Contract Anniversary prior to the owner's 91st birthday, You may exercise the Guaranteed Principal Option. If the owner is a non-natural person, the Annuitant's age is the basis for determining the birthday. If there are joint owners, the age of the older owner is used for determining the birthday. We must receive your request to exercise the Guaranteed Principal Option in writing, or any other method that we agree to, within 30 days following the eligible Contract Anniversary. The Guaranteed Principal Option will take effect at the end of this 30-day period following the eligible Contract Anniversary.

By exercising the Guaranteed Principal Option, You elect to receive an additional amount to be added to your Account Balance intended to restore your initial investment in the Contract, in lieu of receiving GMIB payments. The additional amount is called the Guaranteed Principal Adjustment and is equal to
(a) minus (b) where:

(a)is purchase payments credited within 120 days of the date we issued the Contract (reduced proportionately by the percentage reduction in Account Balance attributable to each partial withdrawal (including applicable Withdrawal Charges) prior to the exercise of the Guaranteed Principal Option) and

(b)the Account Balance on the Contract Anniversary immediately preceding exercise of the Guaranteed Principal Option.

For purposes of calculating the Guaranteed Principal Adjustment, purchase payment credits are not included. The Guaranteed Principal Option can only be exercised if (a) exceeds (b), as defined above. The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Balance in such Investment Division bears to the total Account Balance in all Investment Divisions.

It is important to note that only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. If You anticipate making purchase payments after 120 days, You should understand that such payments will not increase the Guaranteed Principal Adjustment. However, because purchase payments made after 120 days will increase your Account Balance, such payments may have a significant impact on whether or not a Guaranteed Principal Adjustment is due. Therefore, GMIB Plus II may not be appropriate for You if You intend to make additional purchase payments after the 120-day period and are purchasing the GMIB Plus II for this feature.

The Guaranteed Principal Adjustment will never be less than zero. If the Guaranteed Principal Option is exercised, the GMIB Plus II will terminate as of the date the option takes effect and no additional GMIB charges will apply thereafter. The Contract, however, will continue, and the GMIB Plus II allocation and subsequent purchase payment restrictions, described above, will no longer apply. If You elected both the GMIB Plus II and the EDB I, the EDB I investment allocation restrictions described in "Investment Allocation Restrictions For Certain Optional Benefits" and the subsequent purchase payment restrictions described in "Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I" will continue to apply as long as the EDB I optional benefit has not terminated.

The Guaranteed Principal Option is not available in the state of Washington.

EXERCISING THE GMIB PLUS II. If You exercise the GMIB Plus II, You must select to receive income payments under one of the following income types:

   (1)Lifetime Income Annuity with a 5-Year Guarantee Period .

   (2)Lifetime Income Annuity for Two with a 5-Year Guarantee Period . Based on Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years. See "Pay-Out Options (or Income Options.)" (For Contracts issued in New York State, this income type is only available if the youngest Annuitant's attained age is 35 or older).

These options are described in the Contract and the GMIB Plus II.

The GMIB Annuity Table is specified in the rider. This table is calculated based on the Annuity 2000 Mortality Table with 10 years of mortality improvement based on projection Scale AA and a 10 year age set back with interest of 1.0% per year. As with other pay-out types, the amount You receive as an income payment also depends on the income payment type You select, your age, and your sex (where permitted under state law). The annuity rates for attained ages 86 or 90 are the same as those for attained age 85. The annuity rates in the GMIB Annuity Table are conservative and a Withdrawal Charge may be applicable, so the amount of guaranteed minimum lifetime income that the GMIB produces may be less than the amount of annuity income that would be provided by applying your Account Balance on your annuity date to then current annuity purchase rates.

If You exercise the GMIB Plus II, your income payments will be the greater of: the income payment determined by applying the amount of the income base to the GMIB Annuity Table, or the income payment determined for the same income payment type in accordance with the base Contract. (See "Pay-out Options (or Income Options).")

If the amount of the guaranteed minimum lifetime income that the GMIB Plus II produces is less than the amount of annuity income that would be provided by applying Account Balance on the annuity date to the then current annuity purchase rates, then You would have paid for a benefit that You did not use.

If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity (see "When We Can Cancel Your Deferred Annuity"), or your Contract lapses and there remains any income base, we will commence making income payments within 30 days of the date of the full withdrawal, termination or lapse. In such cases, your income payments under this benefit, if any, will be determined using the income base after any applicable withdrawal adjustment that was taken on account of the withdrawal, termination or lapse.

ENHANCED PAYOUT RATES (DOES NOT APPLY TO CONTRACTS ISSUED IN NEW YORK STATE). The GMIB payout rates are enhanced under either of the following circumstances, if:

   (a)You take no withdrawals prior to age 62;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and

   (c)the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period;

Then the annual income payments under the GMIB Plus II will equal or exceed 5.5% of the income base (calculated on the date the payments are determined).

For example, if an Owner dies and the Owner's spouse (age 89 or younger) is the Beneficiary of the Contract, the spouse may elect to continue the Contract and the GMIB Plus II. If the spouse elects to continue the Contract and the Owner had begun to take withdrawals prior to his or her death, and the Owner was older than the spouse, the spouse's eligibility for the enhanced payout rates described above is based on the Owner's age when the withdrawals began. For example, if an Owner had begun to take withdrawals at age 62 and subsequently died, if that Owner's spouse continued the Contract and the GMIB Plus II, the spouse would be eligible for the 5.5% enhanced payout rate described above, even if the spouse were younger than age 62 at the time the Contract was continued. If the spouse elects to continue the Contract and the Owner had not taken any withdrawals prior to his or her death, the spouse's eligibility for the enhanced payout rates described above is based on the spouse's age when the spouse begins to take withdrawals.

Similarly if;

   (a)You take no withdrawals prior to age 60;

   (b)your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and

   (c)the income type You select is the Lifetime Income Annuity with a 5-Year Guarantee Period.

Then the annual income payments under the GMIB Plus II will equal or exceed 5% of the income base (calculated on the date the payments are determined).

If You choose not to receive income payments as guaranteed under the GMIB Plus II, You may elect any of the pay-out options under the Contract.

If the income base being annuitized is less than $5,000, we reserve the right to make one lump sum payment to You instead of income payments. If the amount of the initial income payment would be less than $100, we may reduce the frequency of payments so that the payment is a minimum of $100, but not less frequently then annually.

TERMINATING THE GMIB PLUS II. Except as otherwise provided, the GMIB Plus II will terminate upon the earliest of:

   (a)The 30th day following the Contract Anniversary on or following your 90th birthday;

   (b)The date You make a complete withdrawal of your Account Balance (if there is an income base remaining You will receive payments based on the remaining income base) (a pro rata portion of the annual optional benefit charge will be assessed).

   (c)The date You elect to receive income payments under the Contract and You do not elect to receive payments under the GMIB Plus II (a pro rata portion of the annual optional benefit charge will be assessed);

   (d)Death of the Contract Owner or joint Contract Owner (unless the spouse (aged 89 or younger) is the Beneficiary and elects to continue the Contract), or death of the Annuitant if a non-natural person owns the Contract;

   (e)A change for any reason of the Contract Owner or joint Contract Owner (or Annuitant, if the Contract Owner is a non-natural person), subject to our administrative procedures; (a pro rata portion of the annual optional benefit charge will be assessed);

   (f)The effective date of the Guaranteed Principal Option; or

   (g)The date You assign your Contract, subject to our administrative procedures (a pro rata portion of the annual optional benefit charge will be assessed).

If a Contract Owner or joint Contract Owner dies and:

  . the spouse elects to continue the Contract and the GMIB Plus II optional benefit under termination provision (d) above; and

  . before the 10-year waiting period to exercise the GMIB Plus II optional benefit has elapsed, the GMIB Plus II optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 90th birthday);

we will permit the spouse to exercise the GMIB Plus II optional benefit within the 30 days following the Contract Anniversary on or following his or her 90th birthday, even though the 10-year waiting period has not elapsed.

Under our current administrative procedures, we will waive the termination of the GMIB Plus II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

When the GMIB Plus II terminates, the corresponding GMIB Plus II charge terminates and GMIB Plus II investment restrictions allocation and any subsequent purchase payment restriction no longer apply. However, if you elected both the GMIB Plus II and the EDB I options, and only the GMIB Plus II has terminated, the restrictions on subsequent purchase payments will continue to apply.

For Contracts issued in all states except New York from February 24, 2009 through May 1, 2009, the following differences apply:

(1)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 1.5% per year;

(2)The GMIB payout rates are enhanced to be at least (a) 6% of the income base (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 62; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 62 and there is an income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period, or (b) 5% of the income base (calculated on the date the payments are determined) if: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and (iii) You select the Lifetime Income Annuity with a 10-Year Guarantee Period;

(3)Different investment allocation restrictions apply;

(4)The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(5)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and

(6)The fixed annuity options are the Lifetime Income Annuity with a 10 year Guaranteed Period (if You choose to start the annuity option after age 79, the year of the guarantee period component of the annuity option is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at ages 84 through 90) or the Lifetime Income Annuity for Two with a 10 Year Guarantee Period. (Based upon Federal tax rules, this option is not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non-spouses, is greater than 10 years).

(7)If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.

For Contracts issued in New York State on or before May 1, 2009, the following differences apply:

(1)The annual increase rate is 6% through the Contract Anniversary immediately prior to your 91st birthday, and 0% per year thereafter;

(2)The GMIB annuity rates for attained ages 85-90 are the same as those for attained age 84;

(3)Different investment allocation restrictions apply;

(4)The Lifetime Income Annuity for Two income option type is only available if the oldest Annuitant's attained age is 55 or older;

(5)The Annual Increase Amount shall not exceed 190% of total purchase payments or, if greater, 190% of the Annual Increase Amount as of the most recent Optional Step-Up;

(6)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year, and if these withdrawals are paid to You (or the Annuitant if the Contract is owned by a non-natural person) or to another payee we agree to, the total withdrawal adjustments for that Contract Year will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in that Contract Year; and

(7)The GMIB Annuity Table is calculated based upon the Annuity Mortality Table with a 7-year age set back with interest of 1.5% per year.

(8)If your Income Base is increased due to an Optional Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.15% of the Income Base, applicable after the Contract Anniversary on which the Optional Step-Up occurs.

For Contracts issued in all states except New York on or before February 23, 2009, the GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year; the GMIB payout rates are enhanced to be at least 6% of the Annual Increase Amount (calculated on the date the payments are determined) in the event: (i) You take no withdrawals prior to age 60; (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is an income base remaining; and
(iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period and differences (3) through (7) in the non-New York version apply.

Notes on Graphs and Examples:

The purpose of these examples is to illustrate the operation of the GMIB Plus
II. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges or income taxes and tax penalties.

(1)WITHDRAWAL ADJUSTMENTS TO ANNUAL INCREASE AMOUNT

   Dollar-for-dollar adjustment when withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume that during the first Contract Year, $5,000 is withdrawn. Because the withdrawal is less than or equal to 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the withdrawal on a dollar-for-dollar basis to $100,000 ($100,000 increased by 5% per year, compounded annually, less $5,000 = $100,000). Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually).

   Proportionate adjustment when withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary

   Assume the initial purchase payment is $100,000 and the GMIB Plus II is selected. Assume the Account Balance at the first Contract Anniversary is $100,000. The Annual Increase Amount at the first Contract Anniversary will be $105,000 ($100,000 increased by 5% per year, compounded annually). Assume that on the first Contract Anniversary, $10,000 is withdrawn (leaving an Account Balance of $90,000). Because the withdrawal is greater than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced by the value of the Annual Increase Amount immediately prior to the withdrawal ($105,000) multiplied by the percentage reduction in the Account Balance attributed to that entire withdrawal: 10% (the $10,000 withdrawal reduced the $100,000 Account Balance by 10%). Therefore, the new Annual Increase Amount is $94,500 ($105,000 x 10% = $10,500; $105,000 - $10,500 = $94,500). (If multiple withdrawals are made during a Contract Year -- for example, two $5,000 withdrawals instead of one $10,000 withdrawal -- and those withdrawals total more than 5% of the Annual Increase Amount from the prior Contract Anniversary, the Annual Increase Amount is reduced proportionately by each of the withdrawals made during that Contract Year and there will be no dollar-for-dollar withdrawal adjustment for the Contract Year.) Assuming no other purchase payments or withdrawals are made before the second Contract Anniversary, the Annual Increase Amount at the second Contract Anniversary will be $99,225 ($94,500 increased by 5% per year, compounded annually).

(2)THE ANNUAL INCREASE AMOUNT

   Example

   Assume the owner of the Contract is a male, age 55 at issue, and he elects the GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Annual Increase Amount is equal to $100,000 (the initial purchase payment). The Annual Increase Amount is calculated at each Contract Anniversary (through the Contract Anniversary prior to the owner's 91st birthday). At the tenth Contract Anniversary, when the owner is age 65, the Annual Increase Amount is $162,889 ($100,000 increased by 5% per year, compounded annually). See section (3) below for an example of the calculation of the Highest Anniversary Value.

   Determining a value upon which future income payments will be based

   Assume that You make an initial purchase payment of $100,000. Prior to annuitization, your Account Balance fluctuates above and below your initial purchase payment depending on the investment performance of the Investment Divisions You selected. Your purchase payments accumulate at the annual increase rate of 5%, until the Contract Anniversary on or immediately after the Contract Owner's 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Your purchase payments are also adjusted for any withdrawals (including any applicable Withdrawal Charge) made during this period. The line (your purchase payments accumulated at 5% a year adjusted for withdrawals and charges "the Annual Increase Amount") is the value upon which future income payments can be based.

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   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking income payments after 20 years. In this example, your Annual Increase Amount is higher than the Highest Anniversary Value and will produce a higher income benefit. Accordingly, the Annual Increase Amount will be applied to the annuity pay-out rates in the GMIB Annuity Table to determine your lifetime income payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

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(3)THE "HIGHEST ANNIVERSARY VALUE" ("HAV")

   Example

   Assume, as in the example in section (2) above, the owner of the Contract is a male, age 55 at issue, and he elects GMIB Plus II. He makes an initial purchase payment of $100,000, and makes no additional purchase payments or partial withdrawals. On the Contract issue date, the Highest Anniversary Value is equal to $100,000 (the initial purchase payment). Assume the Account Balance on the first Contract Anniversary is $108,000 due to good market performance. Because the Account Balance is greater than the Highest Anniversary Value ($100,000), the Highest Anniversary Value is set equal to the Account Balance ($108,000). Assume the Account Balance on the second Contract Anniversary is $102,000 due to poor market performance. Because the Account Balance is less than the Highest Anniversary Value ($108,000), the Highest Anniversary Value remains $108,000.

   Assume this process is repeated on each Contract Anniversary until the tenth Contract Anniversary, when the Account Balance is $155,000 and the Highest Anniversary Value is $150,000. The Highest Anniversary Value is set equal to the Account Balance ($155,000). See section (4) below for an example of the exercise of GMIB Plus II.

   Determining a value upon which future income payments will be based

   Prior to annuitization, the Highest Anniversary Value begins to lock in growth. The Highest Anniversary Value is adjusted upward each Contract Anniversary if the Account Balance at that time is greater than the amount of the current Highest Anniversary Value. Upward adjustments will continue until the Contract Anniversary immediately prior to the Contract Owner's 81st birthday. The Highest Anniversary Value also is adjusted for any withdrawals taken (including any applicable Withdrawal Charge) or any additional payments made. The Highest Anniversary Value line is the value upon which future income payments can be based.

                                    [GRAPHIC]



   Determining your guaranteed lifetime income stream

   Assume that You decide to annuitize your Contract and begin taking annuity payments after 20 years. In this example, the Highest Anniversary Value is higher than the Account Balance. Accordingly, the Highest Anniversary Value will be applied to the annuity payout rates in the GMIB Annuity Table to determine your lifetime income payments. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

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(4)PUTTING IT ALL TOGETHER

   Example

   Continuing the examples in sections (2) and (3) above, assume the Contract Owner chooses to exercise the GMIB Plus II at the tenth Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Because the 5% Annual Increase Amount ($162,889) is greater than the Highest Anniversary Value ($155,000), the 5% Annual Increase Amount ($162,889) is used as the income base. The income base of $162,889 is applied to the GMIB Annuity Table. This yields income payments of $591 per month for life, with a minimum of 5 years guaranteed. (If the same owner were instead age 70, the income base of $162,889 would yield monthly payments of $673; if the Contract Owner were age 75, the income base of $162,889 would yield monthly payments of $785.)

   Assume the Contract Owner, a New York resident, chooses to exercise the GMIB Plus II optional benefit at the 21st Contract Anniversary and elects a Lifetime Income Annuity with a 5-Year Guarantee Period. Assume the Account Balance has declined due to poor market performance. The 5% Annual Increase Amount would be limited to the maximum of 270% of the total purchase payments, which equals $270,000. Because the 5% Annual Increase Amount ($270,000) is greater than the Highest Anniversary Value ($150,000), the 5% Annual Increase Amount ($270,000) is used as the income base. The income base of $270,000 is applied to the GMIB Annuity Table. This yields income payments of $1,345 per month for life, with a minimum of 5 years guaranteed. (If the same Contract Owner were instead age 81, the income base of $270,000 would yield monthly payments of $1,607; if the Contract Owner were age 86, the income base of $270,000 would yield monthly payments of $1,877.)

   The above example does not take into account the impact of premium and other taxes. As with other pay out types, the amount You receive as an income payment depends on the income type You select, your age, and (where permitted by state law) your sex. THE INCOME BASE IS NOT AVAILABLE FOR CASH WITHDRAWALS AND IS ONLY USED FOR PURPOSES OF CALCULATING THE GMIB PAYMENT AND THE CHARGE FOR THE BENEFIT.

   Prior to annuitization, the two calculations (the 5% Annual Increase Amount and the Highest Anniversary Value) work together to protect your future income. Upon annuitization of the Contract, You will receive income payments for life and the Annual Increase Amount, Highest Anniversary Value and the Account Balance will cease to exist. Also, the GMIB Plus II may only be exercised no later than the Contract Anniversary on or following the Contract Owner's 90th birthday, after a 10 year waiting period, and then only within a 30 day period following the Contract Anniversary.

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   With the GMIB, the income base is applied to special, conservative GMIB annuity purchase factors, which are guaranteed at the time the Contract is issued. However, if then-current annuity purchase factors applied to the Account Balance would produce a greater amount of income, then You will receive the greater amount. In other words, when You annuitize your Contract You will receive whatever amount produces the greatest income payment. Therefore, if your Account Balance would provide greater income than would the amount provided under the GMIB, You will have paid for the GMIB although it was never used.

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(5)THE GUARANTEED PRINCIPAL OPTION -- GRAPH AND EXAMPLE

Initial investment is $100,000. Assume that no withdrawals are taken. Assume that Account Balance at the 10th Contract Anniversary is $50,000 due to poor market performance, and the Guaranteed Principal Option is exercised at this time.

The effect of exercising the Guaranteed Principal Option:

(1)A Guaranteed Principal Adjustment of $100,000 - $50,000 = $50,000 is added to the Account Balance 30 days after the 10th Contract Anniversary bringing it back up to $100,000.

(2)The GMIB Plus II benefit and the benefit charge terminate as of the date that the adjustment is made to the Account Balance; the Contract continues.

(3)The GMIB Plus II allocation and transfer restrictions terminate as of the date that the adjustment is made to the Account Balance (except if the GMIB Plus II was elected with the EDB I, the investment allocation restrictions described above will continue to apply as long as the EDB I has not terminated).

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* Withdrawals reduce the original purchase payment (I.E., those payments credited within 120 days of the Contract's issue date) proportionately and, therefore, may have a significant impact on the amount of the Guaranteed Principal Adjustment.

(6)THE OPTIONAL STEP-UP: OPTIONAL AUTOMATIC ANNUAL STEP-UP

Assume your initial investment is $100,000 and no withdrawals are taken. The Annual Increase Amount of the GMIB Plus II Income Base increases to $105,000 on the first anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elected Optional Step-Ups to occur under the Optional Automatic Annual Step-Up feature prior to the first Contract Anniversary. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

The Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $120,000 due to good market performance, and You have not discontinued the Automatic Annual Step-Up feature. Because your Account Balance is higher than your Annual Increase Amount of the Income Base, an Optional Step-Up will automatically occur.

The effect of the Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets from $115,500 to $120,000;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the second Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at that time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

Assume your Account Balance increases by $10,000 at each Contract Anniversary in years three through seven. At each Contract Anniversary, your Account Balance would exceed the Annual Increase Amount of the Income Base and an Optional Step-Up would automatically occur (provided You had not discontinued the Automatic Annual Step-Up feature, and other requirements were met).

The effect of each Optional Step-Up is:

(1)The Annual Increase Amount of the Income Base automatically resets to the higher Account Balance;

(2)The 10-year waiting period to annuitize the Contract is reset to 10 years from the date of the Optional Step-Up;

(3)The charge is reset to the fee we charge new Contract Owners for the same optional benefit at the time; and

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

After the seventh Contract Anniversary, the initial Optional Automatic Annual Step-Up election expires. Assume You do not make a new election of the Optional Automatic Annual Step-Up. The Annual Increase Amount of the Income Base increases to $178,500 on the eighth anniversary ($170,000 increased by 5% per year, compounded annually). Assume your Account Balance at the eighth Contract Anniversary is $160,000 due to poor market performance. An Optional Step-Up is NOT permitted because your Account Balance is lower than your Annual Increase Amount of the Income Base. However, because the Optional Step-Up has locked-in previous gains, the Annual Increase Amount of the Income Base remains at $178,500 despite poor market performance, and, provided the benefit continues in effect, will continue to grow at 5% annually (subject to adjustments for additional purchase payments and/or withdrawals) through the Contract Anniversary on or after your 90th birthday (for Contracts issued in New York State, the Annual Increase Amount is subject to a 270% maximum increase limitation). Also, please note:

(1)The 10-year waiting period to annuitize the Contract remains at the 17th Contract Anniversary (10 years from the date of the last Optional Step-Up);

(2)The charge remains at its current level; and

(3)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary.

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DESCRIPTION OF GMIB PLUS I

The GMIB Plus I is no longer available for purchase. The GMIB Plus I was available only for Contract Owners up through age 75, and You could only have elected GMIB Plus I at the time You purchased the Contract. GMIB Plus I may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

GMIB Plus I is otherwise identical to GMIB Plus II, with the following exceptions:

   (1)The GMIB Plus I Income Base is calculated as described above, except that the annual increase rate is 6% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter.

   (2)An "Optional Step-Up" under the GMIB Plus II is referred to as an "Optional Reset" under the GMIB Plus I. An Optional Reset is permitted only if: (1) the Account Balance exceeds the Annual Increase Amount immediately before the reset; and (2) the Contract Owner (or oldest joint Contract Owner or Annuitant if the Contract is owned by a non-natural person) is not older than age 75 on the date of the Optional Reset.

   (3)If your income base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.20% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

   (4)Termination provision g) above does not apply and the following replaces termination provision a), above: The 30th day following the Contract Anniversary on or following your 85th birthday.

      and the following replaces provision d) above:

      Death of the Contract Owner or joint Contract Owner (unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract), or the death of the Annuitant if a non-natural person owns the Contract.

      and the following replaces the paragraph immediately after provision
      (g) above:

If a Contract Owner or joint Contract Owner dies and:

  . the spouse elects to continue the Contract and the GMIB Plus I optional benefit under termination provision (d) above; and

  . before the 10-year waiting period to exercise the GMIB Plus I optional benefit has elapsed, the GMIB Plus I optional benefit will terminate under termination provision (a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);

we will permit the spouse to exercise the GMIB Plus I optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

   (5)If You elect the GMIB Plus I, You are limited to allocating your purchase payments and Account Balance among the following funding options:

       (a) MetLife Asset Allocation 20 Investment Division,

       (b) MetLife Asset Allocation 40 Investment Division,

       (c) MetLife Asset Allocation 60 Investment Division,

       (d) MetLife Asset Allocation 80 Investment Division,

       (e) American Funds(R) Moderation Allocation Investment Division,

       (f) American Funds(R) Balanced Allocation Investment Division,

       (g) American Funds(R) Growth Allocation Investment Division,

       (h) Fixed Account,

       (i) SSGA Growth ETF Investment Division,

       (j) SSGA Growth and Income ETF Investment Division,

       (k) BlackRock Money Market Investment Division (where available),

       (l) AllianceBernstein Global Dynamic Allocation Investment Division,

       (m) AQR Global Risk Balanced Investment Division,

       (n) BlackRock Global Tactical Strategies Investment Division,

       (o) Invesco Balanced-Risk Allocation Investment Division,

       (p) JPMorgan Global Active Allocation Investment Division,

       (q) MetLife Balanced Plus Investment Division,

       (r) Schroders Global Multi-Asset Investment Division,

       (s) Pyramis(R) Government Income Investment Division,

       (t) Barclays Aggregate Bond Index Investment Division,

       (u) Pyramis(R) Managed Risk Investment Division,

       (v) MetLife Multi-Index Targeted Risk Investment Division,

       (w) AB Investors Dynamic Multi-Asset Plus Investment Division, and

       (x) PanAgora Global Diversified Risk Investment Division.

   (6)The Guaranteed Principal Option may be exercised starting with the tenth Contract Anniversary prior to the Contract Owner's 86th birthday.

   (7)We reserve the right to prohibit an Optional Reset if we no longer offer this benefit for a class of the Contract. We are waiving this right with respect to purchasers of the Contract offered by this prospectus who elect or have elected the GMIB Plus I benefit and will allow Optional Resets by those purchasers even if this benefit is no longer offered for a class of the Contract.

   (8)If You exercise the GMIB Plus I benefit under the life annuity with 10 years of annuity payments guaranteed option, the Guaranteed Period is 5 years for ages 84-85.

   (9)If You exercise the GMIB Plus I benefit under the life annuity, 10 years of annuity payments are guaranteed.

  (10)If approved in your state, the GMIB payout rates are enhanced to be at least 6% of the income base (calculated on the date the payments are determined) in the event; (i) You take no withdrawals prior to age 60;
      (ii) your Account Balance is fully withdrawn or decreases to zero on or after age 60 and there is no income base remaining; and (iii) the annuity option You select is the Lifetime Income Annuity with a 10-Year Guarantee Period.

  (11)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

You may elect to participate in the Enhanced Dollar Cost Averaging program, provided that your destination Investment Divisions are one or more of the above-listed investment choices.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMIB Plus I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

For Contracts issued prior to July 16, 2007, the GMIB Plus II payout rates described in (10) above will not be applied.

For Contracts issued prior to February 26, 2007, we offered a version of the GMIB Plus I that is no longer available. This prior version of the GMIB Plus I differs from the current version with respect to the calculation of the Annual Increase Amount and the applicable benefit charge. Specifically: (1) for purposes of calculating the Annual Increase Amount, (a) the annual increase rate is 5% per year through the Contract Anniversary on or following the Owner's 85th birthday, and (b) the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base'' section above will be set equal to the dollar amount of total withdrawals in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year; and (2) the additional charge for the GMIB Plus I is 0.75% of the Income Base (with a maximum Optional Reset charge of 1.50% of the Income Base applicable upon the exercise of the Optional Reset feature). If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

EXAMPLE

THE OPTIONAL STEP-UP

Assume your initial purchase payment is $100,000 and no withdrawals are taken. The 5% Annual Increase Amount of the Income Base increases to $105,000 on the first Contract Anniversary ($100,000 increased by 5% per year, compounded annually). Assume your Account Balance at the first Contract Anniversary is $110,000 due to good market performance, and You elect an Optional Step-Up.

The effect of the Optional Step-Up election is:

(1)The 5% Annual Increase Amount of the Income Base resets from $105,000 to $110,000;

(2)The 10-year waiting period to annuitize the Contract under the GMIB Plus I is reset to 10 years from the first Contract Anniversary;

(3)The charge is reset to the fee we charge new Contract owners at that time;

(4)The Guaranteed Principal Option can still be elected on the 10th Contract Anniversary; and

The 5% Annual Increase Amount of the Income Base increases to $115,500 on the second anniversary ($110,000 increased by 5% per year, compounded annually). Assume your Account Balance at the second Contract Anniversary is $112,000 due to poor market performance. You may NOT elect an Optional Step-Up at this time, because the Account Balance is less than the 5% Annual Increase Amount of the Income Base.

For Contracts issued prior to February 27, 2006, You may elect an Optional Step-Up as described above, except that: 1) You may elect an Optional Reset on any Contract Anniversary only on or after the third Contract Anniversary, and You may then elect an Optional Reset at any subsequent Contract Anniversary only if it has been at least three years since the last Optional Reset; and 2) You are required to affirmatively elect an Optional Reset in accordance with the procedures described above, the Automatic Annual Step-Up feature is not available. Subject to state approval, we will enhance your Contract to change the frequency of the resets from every third Contract Anniversary to each Contract Anniversary and You will also be able to elect Optional Automatic Resets under the Automatic Annual Step-Ups, following the same procedure, as described above. The optional benefit charge for this prior version of the GMIB Plus I is 0.75% of the guaranteed minimum Income Base. If your Income Base is increased due to an Optional Reset on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge to 1.00% of the Income Base, applicable after the Contract Anniversary on which the Optional Reset occurs.

DESCRIPTION OF GMIB II

The GMIB II is no longer available for purchase. The GMIB II was available only for Contract Owners up through age 75, and You could have only elected the GMIB II at the time You purchased the Contract. The GMIB II may be exercised after a 10-year waiting period and then only within 30 days following a Contract Anniversary, provided that the exercise must occur no later than the 30-day period following the Contract Anniversary on or following the owner's 85th birthday.

The GMIB II is otherwise identical to the GMIB Plus II, with the following exceptions:

   (1)The additional charge for GMIB II is 0.50%

   (2)The GMIB II Income Base is calculated as described above, except that, for purposes of calculating the Annual Increase Amount:

      a. the annual increase rate is 5% per year through the Contract Anniversary on or following the owner's 85th birthday and 0% thereafter, and

      b. the amount of total withdrawal adjustments for a Contract Year as calculated in paragraph "a" of the "Income Base" section of "Description of GMIB Plus II" above will be set equal to the dollar amount of total withdrawals (including any applicable Withdrawal Charge) in such Contract Year provided that such total withdrawals do not exceed 5% of the Annual Increase Amount on the issue date or on the prior Contract Anniversary after the first Contract Year.

   (3)There is no Guaranteed Principal Option.

   (4)There is no Optional Step-Up feature.

   (5)There are no limitations to how You may allocate your purchase payments and Account Balance among the investment choices.

   (6)The following replaces termination provision a), above:

      The 30th day following the Contract Anniversary on or following your 85th birthday.

   (7)The following replaces termination provision e), above:

      A change for any reason of the owner or joint owner or the Annuitant if a non-natural person owns the Contract.

   (8)Termination provisions, f) and g) above, do not apply.

   (9)The fixed annuity options are the Lifetime Income Annuity with a 10-year Guarantee Period (if You choose to annuitize after age 79, the Guarantee Period is reduced to: 9 years at age 80, 8 years at age 81, 7 years at age 82, 6 years at age 83, or 5 years at age 84 and 85) or the Lifetime Income Annuity for Two with a 10-year Guarantee Period. (not available for qualified Contracts where the difference in ages of the joint Annuitants, who are non- spouses, is greater than 10 years)

  (10)The following replaces termination provision d) above: Death of the owner or joint owner unless the spouse (age 84 or younger) is the Beneficiary and elects to continue the Contract, or death of the Annuitant if a non-natural person owns the Contract.

  (11)If a Contract Owner or joint Contract Owner dies and:

     . the spouse elects to continue the Contract and the GMIB II optional benefit under termination provision d) above; and

     . before the 10-year waiting period to exercise the GMIB II optional benefit has elapsed, the GMIB II optional benefit will terminate under termination provision a) above (because it is the 30th day following the Contract Anniversary on or following the spouse's 85th birthday);

      we will permit the spouse to exercise the GMIB II optional benefit within the 30 days following the Contract Anniversary on or following his or her 85th birthday, even though the 10-year waiting period has not elapsed.

  (12)There are no enhanced payout rates.

  (13)The GMIB Annuity Table is calculated based on the Annuity 2000 Mortality Table with a 7-year age set back with interest of 2.5% per year.

  (14)Subsequent purchase payments are not currently restricted under the GMIB
      II.

DESCRIPTION OF GMIB I

The GMIB I is no longer available for purchase. In states where GMIB I was approved and GMIB II had not been approved You could have only elected the GMIB I at the time You purchased the Contract and if You were age 75 or less. Once elected, this optional benefit cannot be terminated except as described below. The GMIB I may be exercised after a 10-year waiting period, up through age 85, within 30 days following a Contract Anniversary.

The GMIB I is identical to the GMIB II, with the following exceptions:

   (1)The GMIB I Income Base is calculated as described above in "Description of GMIB Plus II -- Income Base", except that:

      a) Withdrawals may be payable as You direct without affecting the withdrawal adjustments;

      b) The annual increase rate is 6% per year through the Contract Anniversary immediately prior to the owner's 81st birthday and 0% thereafter; and

      (c)If total withdrawals in a Contract Year are 6% or less of the Annual Increase Amount on the issue date or previous Contract Anniversary, if later, the total withdrawal adjustments for the Contract Year will be set equal to the dollar amount of total withdrawals in that Contract Year.

   (2)The following replaces termination provision d), above:

      Death of the owner or death of the Annuitant if a non-natural person owns the Contract.

   (3)If You take a full withdrawal of your Account Balance, your Contract is terminated by us due to its small Account Balance and inactivity or your Contract lapses, the GMIB I terminates (even if there remains any income base) and no payments will be made under the benefit. For more information on when we may or may not terminate Your Deferred Annuity see "When We Can Cancel Your Deferred Annuity."

   (4)Subsequent purchase payments under the GMIB I are currently restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

We currently waive the contractual requirement that terminates the GMIB I in the event of the death of the owner in circumstances where the spouse of the owner elects to continue the Contract. See "Death Benefit -- Generally." In such event, the GMIB I will automatically continue unless the spouse elects to terminate the rider. We are permanently waiving this requirement with respect to purchasers of the Contract offered by this Prospectus who have elected GMIB I.

GUARANTEED WITHDRAWAL BENEFITS

We offer optional guaranteed withdrawal benefits for an additional charge. There are four Guaranteed Withdrawal Benefits, two versions of the GWB and two versions of the LWG under this Contract:

  .   Lifetime Withdrawal Guarantee II ("LWG II")

  .   Lifetime Withdrawal Guarantee I ("LWG I")

  .   Enhanced Guaranteed Withdrawal Benefit ("Enhanced GWB")

  .   Guaranteed Withdrawal Benefit I ("GWB I")

None of the LWGs or the GWBs are available for sale.

Each of the guaranteed withdrawal benefits guarantees that the entire amount of purchase payments You make will be returned to You through a series of withdrawals that You may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, You can take specified annual withdrawals until the entire amount of the purchase payments You made during the time period specified in your benefit has been returned to You. Moreover, if You make your first withdrawal on or after the date You reach age 59 1/2, the LWGs riders guarantee income, without annuitizing the Contract, for your life (and, for Contracts not issued in New York State, the life of your spouse, if the Joint Life version of this optional benefit was elected, and your spouse elects to continue the Contract and is at least age 59 1/2 at continuation), even after the entire amount of purchase payments has been returned. (See "Description of the LWG II" below.)

There may be versions of each optional guaranteed withdrawal benefit that vary by issue date and state availability. In addition, a version may become available (or unavailable) in different states at different times. Please check with your registered representative regarding which version(s) are available in your state. If You have already been issued a Contract, please check your Contract and riders for the specific provisions applicable to You.

If You purchase a guaranteed withdrawal benefit, You must elect one version at the time You purchase the Contract, prior to age 86. A maximum of two versions of the GWBs are offered in any particular state. Please check with your registered representative regarding which version(s) are available in your state. You may not have this benefit and another living benefit (GMIB or GMAB) or the EDB I in effect at the same time. Once elected, the optional benefit may not be terminated except as stated below.

FACTS ABOUT GUARANTEED WITHDRAWAL BENEFITS

MANAGING YOUR WITHDRAWALS. The GWB guarantee may be reduced if your annual withdrawals or any amount applied to a pay-out option are greater than the maximum amount allowed, called the Annual Benefit Payment, which is described in more detail below. The GWB does not establish or guarantee an Account Balance or minimum return for any Investment Division. The Benefit Base (as described below) under the GWB I and Enhanced GWB and the Remaining Guaranteed Withdrawal Amount (as described below) under the Lifetime Withdrawal Guarantees cannot be taken as a lump sum. (However, if You cancel a Lifetime Withdrawal Guarantee Benefit after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Balance to the purchase payments credited within the first 120 days of the date that we issue the Contract, reduced proportionately for any withdrawals. See "Description of the LWG II -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and Withdrawal Charges may apply to withdrawals during the first Contract Year unless You take the necessary steps to elect to take such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of purchase payments that exceed the free withdrawal amount.

If in any Contract Year You take cumulative withdrawals that exceed the Annual Benefit Payment, the total payments that the GWB guarantees that You or your Beneficiary will receive from the Contract over time may be less than the initial Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees). This reduction may be significant and means that return of your purchase payments may be lost. The GWB charge will continue to be deducted and calculated based on the Guaranteed Withdrawal Amount (Total Guaranteed Withdrawal Amount for the Lifetime Withdrawal Guarantees) until termination of the optional benefit.

For purposes of calculating the Guaranteed Withdrawal Amount or the Total Guaranteed Withdrawal Amount (for the LWGs), purchase payment credits (I.E., bonus payments) are not included. In any event, withdrawals under the GWB will reduce your Account Balance and death benefits.

CHARGES. If the LWG is in effect, we will continue to assess the GWB benefit charge even in the case where your Remaining Guaranteed Withdrawal Amount, as described below, equals zero. However, if the GWB I or Enhanced GWB is in effect, we will not continue to assess the GWB charge if your Benefit Base, as described below, equals zero.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal income tax penalty may apply.

TAX TREATMENT. The tax treatment of withdrawals under the GWB and LWG is uncertain. It is conceivable that the amount of potential gain could be determined based on the Benefit Base (Remaining Guaranteed Withdrawal Amount under the Lifetime Withdrawal Guarantees) at the time of the withdrawal, if the Benefit Base (or Remaining Guaranteed Withdrawal Amount) is greater than the Account Balance (prior to Withdrawal Charges, if applicable). This could result in a greater amount of taxable income reported under a withdrawal and conceivably a limited ability to recover any remaining basis if there is a loss on surrender of the Contract. Consult your tax adviser prior to purchase.

GWB, LWG AND DECEDENT CONTRACTS. If You are purchasing this Contract with a non-taxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service required distribution rules, You may not purchase the LWG.

If You purchasing this Contract with a nontaxable transfer of the death proceeds of any Non-Qualified annuity Contract of which You were the Beneficiary and You are "stretching" the distributions under the Internal Revenue Service distribution rules, You may not purchase the Enhanced GWB or GWB.

DESCRIPTION OF THE LWG II

TOTAL GUARANTEED WITHDRAWAL AMOUNT. While the LWG II is in effect, we guarantee that You will receive a minimum amount over time. We refer to this minimum amount as the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial purchase payment. We increase the Total Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by each additional purchase payment. If You take a withdrawal that does not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below), then we will not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. If, however, You take a withdrawal that results in cumulative withdrawals for the current Contract Year that exceeds the Annual Benefit Payment, then we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. We refer to this type of withdrawal as an Excess Withdrawal. This reduction may be significant, particularly when the Account Balance is lower than the Total Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount You are guaranteed to receive over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. We increase the Remaining Guaranteed Withdrawal Amount (up to a maximum of $10,000,000) by additional purchase payments, and we decrease the Remaining Guaranteed Withdrawal Amount by withdrawals. If You take a Non-Excess Withdrawal, we will decrease the Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the Non-Excess Withdrawal (including any applicable Withdrawal Charge). If, however, You take an Excess Withdrawal, then we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal (including any applicable Withdrawal Charge) reduces the Account Balance. This reduction may be significant, particularly when the Account Balance is lower than the Remaining Guaranteed Withdrawal Amount (see "Managing Your Withdrawals" below). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals. As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Contract Owner or oldest Joint Owner (or the Annuitant if the Contract Owner is non-natural person) is age
59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the LWG (see "Additional Information" below).

7.25% COMPOUNDING INCOME AMOUNT. For all Contracts except Contracts issued in New York, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may also increase the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-Up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount.

    6% COMPOUNDING INCOME AMOUNT (NEW YORK STATE ONLY). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date You reach age 63, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. If the first withdrawal is taken before the Contract Anniversary following the date You reach age 63, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

    If You elect the Joint Life Version of LWG II, on each Contract Anniversary beginning with the Contract Anniversary following the date the younger spouse reaches age 66, until the earlier of: (a) five years or (b) the date of the first withdrawal from the Contract, we increase the Total Guaranteed Withdrawal Amount and the Remaining Withdrawal Amount by an amount equal to 6% multiplied by the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount before such increase (up to a maximum of $10,000,000). We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. We may increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by the Automatic Annual Step-up (discussed below), if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. If the first withdrawal is taken before the Contract Anniversary following the date the youngest spouse reaches age 66, the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount will never be increased by the 6% Compounding Income Amount.

AUTOMATIC ANNUAL STEP-UP. On each Contract Anniversary prior to the Contract owner's 91st birthday (or in New York State, the youngest spouse's 91st birthday, if the Joint Life Version is elected), an Automatic Annual Step-Up will occur, provided that the Account Balance exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that You have not chosen to decline the step-up as described below).

The Automatic Annual Step-Up will:

  . resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Balance on the date of the step-up, up to a maximum of $10,000,000 regardless of whether or not You have taken any withdrawals;

  . resets the Annual Benefit Payment equal to 5% of the Total Guaranteed Withdrawal Amount after the Step-Up (or 6% if You make your first withdrawal on or after the date You reach age 76) or, for Contracts issued in New York State, if the Joint Life version of LWG II was elected, reset the Annual Benefit Payment equal to 4.5% of the Total Guaranteed Withdrawal Amount after the step-up (or 5% if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63); and

  .   may reset the LWG II charge to a rate that does not exceed the lower of:
      (a) the maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) or (b) the current rate that we would charge for the same rider available for new Contract purchases at the time of the Automatic Annual Step-Up.

For Contracts issued on or before February 23, 2009, the maximum charge upon an Automatic Annual Step-Up is 1.25% (Single Life version) or 1.50% (Joint Life version).

In the event that the charge applicable to Contract purchases at the time of the step-up is higher than your current LWG II charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Step-Up. If You choose to decline the Automatic Annual Step-Up, You must notify us in writing at our Administrative Office no less than seven calendar days prior to the Contract Anniversary.

Once You notify us of your decision to decline the Automatic Annual Step-Up, You will no longer be eligible for future Automatic Annual Step-Ups until You notify us in writing at our Administrative Office that You wish to reinstate the Automatic Annual Step-Ups. This reinstatement will take effect at the next Contract Anniversary after we receive your request for reinstatement. Please note that the Automatic Annual Step-Up may be of limited benefit if You intend to make purchase payments that would cause your Account Balance to approach $10,000,000, because the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $10,000,000.

For Contracts issued on or before February 23, 2009, if your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.95% of the of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.20% of the of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs.

ANNUAL BENEFIT PAYMENT. For all Contracts except Contracts issued in New York, the initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make the first withdrawal on or after the date You reach age 76). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 7.25% Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).

    ANNUAL BENEFIT PAYMENT (NEW YORK STATE ONLY). For Contracts issued in New York State, if You elect the Single Life Version of LWG II, the Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% if You make the first withdrawal on or after the Contract Anniversary following the date You reach age 76). If You elect the Joint Life Version of LWG II, the initial Annual Benefit Payment is equal to the Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make the first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63). If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional purchase payments, the 6% Compounding Income Amount, the Automatic Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset to equal the new Total Guaranteed Withdrawal Amount multiplied by the 4.5% withdrawal rate (5% withdrawal rate if You make your first withdrawal on or after the Contract Anniversary following the date You and your spouse reach age 63).

IT IS IMPORTANT TO NOTE:

  . If You take your first withdrawal before the date You reach age 59 1/2 (or, for Contracts issued in New York State with the Joint Life Version, if You take your first withdrawal before the date when both You and your spouse are at least 59 1/2), we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Balance declines to zero. This means if your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge and your Remaining Guaranteed Withdrawal Amount is greater than zero, we will pay You the remaining Annual Benefit Payment, if any, not yet withdrawn during the Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year until your Remaining Guaranteed Withdrawal Amount is depleted. This guarantees that You will receive your purchase payments even it your Account Balance declines to zero due to market performance so long as You do not take Excess Withdrawals, however, You will not be guaranteed income for the rest of your life.

  .   If You take your first withdrawal on or after the date your reach age
      59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life Version is elected and your spouse elects to continue the Contract and is at least age 59 1/2 at continuance, and, for Contracts issued in New York State, if You take your first withdrawal when both You and your spouse are at least age 59 1/2), even if your Remaining Guaranteed Withdrawal Amount or your Account Value declines to zero. This means if your Remaining Guaranteed Withdrawal Amount and/or your Account Balance is depleted due to a Non-Excess Withdrawal or the deduction of the benefit charge we will pay to You the remaining Annual Benefit Payment, if any, not yet withdrawn during that Contract Year that the Account Balance was depleted, and beginning in the following Contract Year, we will continue paying the Annual Benefit Payment to You each year for the rest of your life (and your spouse's life, if applicable). Therefore, You will be guaranteed income for life.

  . If You take your first withdrawal on or after the date You reach age 76, your Annual Benefit Payment will be set equal to a 6% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount. For Contracts issued in New York State, if You elect the Joint Life Version, if You take your first withdrawal on or after the Contract Anniversary following the date You and your spouse are at least age 63, your Annual Benefit Payment will be set equal to 5% withdrawal rate multiplied by the Total Guaranteed Withdrawal Amount.

  . If You have elected the LWG II, You should carefully consider when to begin taking withdrawals. If You begin taking withdrawals too soon, You may limit the value of the LWG II. For example, we no longer increase your Total Guaranteed Withdrawal Amount by the 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) once You make your second withdrawal (first withdrawal for Contracts issued in New York State). However, if You delay taking withdrawals for too long, You may limit the number of years available for You to take withdrawals in the future (due to life expectancy) and You may be paying for a benefit You are not using.

  . At any time during the pay-in phase, You can elect to annuitize under current annuity rates in lieu of continuing the LWG II.

  . Annuitization may provide higher income amounts if the current income payment type rates applied to the adjusted Account Balance exceed the payments under the LWG II optional benefit. Also, income payments provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the LWG II optional benefit.

  . You have the option of receiving withdrawals under the LWG II or receiving payments under a pay-out option. You should consult with your registered representative when deciding how to receive income under this Contract. In making this decision, You should consider many factors, including the relative amount of current income provided by the two options, the potential ability to receive higher future payments through potential increases to the value of the LWG II, your potential need to make additional withdrawals in the future, and the relative values to You of the death benefits available prior to and after annuitization (See "Lifetime Withdrawal Guarantee and Annuitization" below).

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the full guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. In other words, You should not take Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have made an Excess Withdrawal. If You do take an Excess Withdrawal, we will recalculate the Total Guaranteed Withdrawal Amount and reduce the Annual Benefit Payment to the new Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (6% withdrawal rate if You make your first withdrawal on or after the date You reach age 76).

In addition, as noted above, if You take an Excess Withdrawal, we will reduce the Remaining Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance. These reductions in the Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount may be significant. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the withdrawal that exceeded the Annual Benefit Payment did not cause your Account Balance to decline to zero. An Excess Withdrawal that reduces the Account Balance Value to zero will terminate the Contract.

If you take an Excess Withdrawal in a Contract Year, you may be able to reduce the impact of the Excess Withdrawal on your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount by making two separate withdrawals (on different days) instead of a single withdrawal. The first withdrawal should be equal to your Annual Benefit Payment (or remaining Annual Benefit Payment if withdrawals have already occurred in the Contract Year); this withdrawal will not reduce your Total Guaranteed Withdrawal Amount (and Annual Benefit Payment) and it will reduce your Remaining Guaranteed Withdrawal Amount dollar-for-dollar by the amount of the withdrawal. The second withdrawal (on a subsequent day) should be for the amount in excess of the Annual Benefit Payment (or remaining Annual Benefit Payment); this withdrawal will reduce your Total Guaranteed Withdrawal Amount, Annual Benefit Payment, and Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Value. For an example of taking multiple withdrawals in this situation, see "A. Lifetime Withdrawal Guarantee -- 2. When Withdrawals Do Exceed the Annual Benefit Payment -- a. LWG II -- Proportionate Reduction" under the heading "Examples of LWG I and II."

You can always take Non-Excess Withdrawals. However, if You choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount, You cannot withdraw 3% in one year and then withdraw 7% the next year without making an Excess Withdrawal in the second year.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled only in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. You may not be enrolled in any other Systematic Withdrawal Program. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG II, there are certain investment allocation restrictions. Please see "Your Investment Choices -- Investment Allocation Restrictions For Certain Optional Benefits" above.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG II are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

JOINT LIFE VERSION. Like the Single Life version of the LWG II, the Joint Life version must be elected at the time You purchase the Contract, and the Contract Owner (or oldest joint owner) must be age 85 or younger. Under the Joint Life version, when the owner of the Contract dies (or when the first joint owner dies), the LWG II will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the Contract under the spousal continuation provisions. This means that if You purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the LWG II. If the spouse is younger than age 59 1/2 when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age 59 1/2 or older when he or she elects to continue the Contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. If the first withdrawal was taken before the Contract Owner died (or before the first joint owner died), the withdrawal rate upon continuation of the Contract and the LWG II rider by the spouse will be based on the age of the Contract Owner, oldest joint owner or youngest spouse (if the Joint Life version is elected in New York) at the time the first withdrawal was taken. In situations in which a trust is both the owner and Beneficiary of the Contract, the Joint Life version of the benefit would not apply.

For Contracts issued in New York State, in order for You and your spouse to receive lifetime income, both You and your spouse must be at least age 59 1/2 at the time of the first withdrawal. Please note that a change of the primary Beneficiary will terminate the LWG II rider in New York State. The age at which the 6% Compounding Income Amount may begin to be applied to the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount is different for the Single Life and Joint Life versions of LWG II for Contracts issued in New York State (see "6% Compounding Income Amount" above.) In addition, the withdrawal rate for the Joint Life Version of LWG II may differ from the withdrawal rate for the Single Life Version for Contracts issued in New York State -- (see "Annual Benefit Payment" above).

CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the LWG Benefit II on the Contract Anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the eligible Contract Anniversary in writing at our Administrative Office. The cancellation will take effect on receipt of your request. If cancelled, the LWG II will terminate, we will no longer deduct the LWG II charge and, the investment allocation restrictions described in "Investment Choices -- Investment Allocation Restrictions for Certain Optional Benefits" will no longer apply. The Contract, however, will continue.

If You cancel the LWG II on the fifteenth Contract Anniversary or any eligible Contract Anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Balance (does not apply to Contracts issued in Washington State). The Guaranteed Principal Adjustment is intended to restore your initial investment in the Contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to (a) - (b) where:

(a)is purchase payments credited within 120 days of the date that we issued the Contract, reduced proportionately by the percentage reduction in Account Balance attributable to any partial withdrawals taken (including any applicable Withdrawal Charges) and

(b)is the Account Balance on the date of cancellation.

The Guaranteed Principal Adjustment will be added to each applicable Investment Division in the ratio the portion of the Account Balance in such Investment Division bears to the total Account Balance in all Investment Divisions. The Guaranteed Principal Adjustment will never be less than zero.

Only purchase payments made during the first 120 days that You hold the Contract are taken into consideration in determining the Guaranteed Principal Adjustment. Contract Owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Principal Adjustment. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due. Therefore, the LWG II may not be appropriate for You if You intend to make additional purchase payments after the 120 day period and are purchasing the LWG II for its Guaranteed Principal Adjustment feature.

TERMINATION OF THE LWG II.  The LWG II will terminate upon the earliest of:

(1)The date of a full withdrawal of the Account Balance (a pro rata portion of the charge will be assessed; You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of this optional benefit have been met);

(2)The date the Account Balance is applied to a pay-out option (a pro rata portion of the charge for this benefit will be assessed);

(3)The date there are insufficient amounts to deduct the LWG charge and your Contract is thereby terminated (whatever Account Balance is available will be applied to pay the charge and You are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of this optional benefit have been met, however You will have no other benefits under the Contract);

(4)Death of the Contract Owner or joint Contract Owner (or the Annuitant if the owner is a non-natural person), except where the Contract is issued under the Joint Life version of the LWG II, the primary Beneficiary is the spouse, and the spouse elects to continue the Contract under the spousal continuation provisions of the Contract;

(5)Change in Contract Owners or joint Contract Owners or Annuitants (if the Contract Owner is a non-natural person), subject to our administrative procedures (a pro rata portion of the charge for this benefit will be assessed, except for termination due to death;

(6)The Deferred Annuity is terminated (a pro-rata portion of the charge will be assessed, except for termination due to death.)

(7)Effective date of the cancellation of this benefit by the Contract Owner;

(8)The date You assign your Contract (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures; or

(9)For Contracts issued in New York State with the Joint Life Version, the effective date of a change of the primary Beneficiary (a pro-rata portion of the rider charge will be assessed), subject to our administrative procedures.

Under our current administrative procedures, we will waive the termination of the LWG II if You assign a portion of the Contract under the following limited circumstances. If the assignment is solely for your benefit on account of your direct transfer of the Account Balance under Section 1035 of the Code to fund premiums for a long term care insurance policy or purchase payments for an annuity Contract issued by an insurance company which is not our affiliate and which is licensed to conduct business in any state. All such direct transfers are subject to any applicable Withdrawal Charges.

Once the optional benefit is terminated, the LWG II charge will no longer be deducted and the LWG II investment allocation restrictions will no longer apply.

ADDITIONAL INFORMATION.   The LWG II may affect the death benefit available
under your Contract. If the owner or joint owner should die while the LWG II is in effect, an alternative death benefit amount will be calculated under the LWG II that can be taken in a lump sum. The LWG II death benefit amount that may be taken as a lump sum will be equal to total purchase payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your Contract, and if You made no Excess Withdrawals, then this death benefit amount will be paid instead of the death benefit provided by the Contract. All other provisions of your Contract's death benefit will apply.

Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit, in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The surviving spouse's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the alternative death benefit amount calculated under the LWG II as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing.

If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Contract Owner (or the Annuitant, if the Contract Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment in a lump sum that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If You terminate the LWG II because (1) You make a total withdrawal of your Account Balance;
(2) your Account Balance is insufficient to pay the LWG II charge; or (3) the Contract Owner dies, except where the Beneficiary or joint owner is the spouse of the Contract Owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.

CHARGES. For the LWG II the current charges are 1.25% of the Total Guaranteed Withdrawal Amount for the Single Life version and 1.50% for the Joint Life version. If an Automatic Annual Step-Up occurs we may increase the LWG II charge to the then current charge for the same optional benefit, but no more than a maximum of 1.60% for the Single Life version or 1.80% for the Joint Life version.

The charge is deducted for the prior Contract Year on the Contract Anniversary after applying any 7.25% Compounding Income Amount (6% Compounding Income Amount for Contracts issued in New York State) and prior to taking into account any Automatic Annual Step-Up occurring by withdrawing amounts on a pro rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. The Fixed Account is not available with the C Class Deferred Annuity or in the State of New York if this optional benefit is selected.

LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. Annuitization may provide higher income amounts than the payments under the LWG II, depending on the applicable annuity rates and your Account Balance on the annuity date.

If You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)If You took withdrawals before age 59 1/2, and therefore You are not eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

   (3)If you are eligible for lifetime withdrawals under the LWG II, elect to receive the Annual Benefit Payment paid each year until your death (or the later of You and your spousal Beneficiary's death for the Joint Life version). If You (or You and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.

If You do not select an a pay-out option or elect to receive payments under the LWG II, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10 Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the LWG II.

DESCRIPTION OF LWG I

In states where the LWG II is not yet approved, we offer (in states where approved) the LWG I. The LWG I is identical to LWG II, with except as described below.

TOTAL GUARANTEED WITHDRAWAL AMOUNT. The maximum Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount by an amount equal to the difference between the Total Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take an Excess Withdrawal, we will reduce the Total Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

REMAINING GUARANTEED WITHDRAWAL AMOUNT. The maximum Remaining Total Guaranteed Withdrawal Amount under the LWG I is $5,000,000. If You elect the LWG I and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal regardless of whether it is an Excess or Non-Excess withdrawal. However, if the withdrawal is an Excess Withdrawal, then we will additionally reduce the Remaining Guaranteed Withdrawal Amount to equal the difference between the Remaining Guaranteed Withdrawal Amount after the withdrawal and the Account Balance after the withdrawal (if lower). On the other hand, if You elect the LWG II and take a withdrawal, we will reduce the Remaining Guaranteed Withdrawal Amount by the amount of each withdrawal for withdrawals that are Non-Excess Withdrawals and for Excess Withdrawals, we will reduce the Remaining Guaranteed Withdrawal Amount in the same proportion that the withdrawal reduces the Account Balance.

COMPOUNDING INCOME AMOUNT. If You elect the LWG I on each Contract Anniversary until the earlier of: (a) the date of the first withdrawal from the Contract or
(b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 5% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. On the other hand, if You elect the LWG II, on each Contract Anniversary until the earlier of: (a) the date of the second withdrawal from the Contract or (b) the tenth Contract Anniversary, we increase the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 7.25% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase.

AUTOMATIC ANNUAL STEP-UP. If an Automatic Annual Step-Up occurs under the LWG I, we may increase the LWG I charge to the charge applicable to current Contract purchases of the same optional benefit at the time of the step-up, but to no more than a maximum of 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a Contract Anniversary occurring on July 1, 2012 or later, We currently will increase the optional benefit charge for the Single Life version to 0.80% of the Total Guaranteed Withdrawal Amount, and We will increase the optional benefit charge for the Joint Life version to 1.05% of the Total Guaranteed Withdrawal Amount, applicable after the Contract Anniversary on which the Automatic Annual Step-Up occurs. Automatic Annual Step-Ups may occur on each Contract Anniversary prior to the owner's 86th birthday.

ANNUAL BENEFIT PAYMENT. Under the LWG I, the Annual Benefit Payment is set equal to the Total Guaranteed Withdrawal Amount multiplied by the 5% withdrawal rate (there is no 6% withdrawal rate for taking later withdrawals).

ISSUE AGES. For Contracts issued in New York State, the following issue age requirements apply: (1) the Contract Owner or oldest joint Contract Owner (or Annuitant if the owner is a non-natural person) is at least 60 years old for the Single Life Version and (2) the Joint Life Version must be owned by joint Contract Owners who are spouses and both joint Contract Owners must be at least 63 years old. (Because of the requirement that the Contract be owned by joint Contract Owners, the Joint Life Version is only available for Non-Qualified Contracts).

TERMINATION. Termination provision (8) under "Termination of the LWG II." does not apply to the LWG I optional benefit.

INVESTMENT ALLOCATION RESTRICTIONS. If You elect the LWG I, You are limited to allocating your purchase payments and Account Balance among the Fixed Account and the following Investment Divisions:

   (a)MetLife Asset Allocation 20 Investment Division,

   (b)MetLife Asset Allocation 40 Investment Division,

   (c)MetLife Asset Allocation 60 Investment Division,

   (d)MetLife Asset Allocation 80 Investment Division,

   (e)BlackRock Money Market Investment Division (Available with C Class Deferred Annuities issued after April 30, 2003, and in New York State and Washington State only.),

   (f)the American Funds(R) Moderate Allocation Investment Division,

   (g)the American Funds(R) Balanced Allocation Investment Division,

   (h)the American Funds(R) Growth Allocation Investment Division,

   (i)the SSGA Growth ETF Investment Division,

   (j)the SSGA Growth and Income ETF Investment Division,

   (k)AllianceBernstein Global Dynamic Allocation Investment Division,

   (l)AQR Global Risk Balanced Investment Division,

   (m)BlackRock Global Tactical Strategies Investment Division,

   (n)Invesco Balanced-Risk Allocation Investment Division,

   (o)JPMorgan Global Active Allocation Investment Division,

   (p)MetLife Balanced Plus Investment Division,

   (q)Schroders Global Multi-Asset Investment Division,

   (r)Pyramis(R) Government Income Investment Division,

   (s)Barclays Aggregate Bond Index Investment Division,

   (t)Pyramis(R) Managed Risk Investment Division,

   (u)MetLife Multi-Index Targeted Risk Investment Division,

   (v)AB Investors Dynamic Multi-Asset Plus Investment Division, and

   (w)PanAgora Global Diversified Risk Investment Division.

The Fixed Account is not available in New York State and Washington State with this optional benefit. You may elect to participate in the Enhanced Dollar Cost Averaging Program provided that your destination Investment Divisions are one or more of the above listed investment choices.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the LWG I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

CHARGES. The LWG I is available for an additional charge of 0.50% for the Single Life version and 0.70% for the Joint Life version of the Total Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Automatic Annual Step-Up. As described above, this charge may change as a result of an Automatic Annual Step-Up. This charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or when available, a Deferred Annuity issued in New York State and Washington State with this optional benefit.)

EXAMPLES OF LWG I AND II

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties. The LWGs do not guarantee an Account Balance or minimum investment return for any Investment Division. The Remaining Guaranteed Withdrawal Amount cannot be taken as a lump sum.

A. LWG

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that $5,000 is withdrawn each year, beginning before the Contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $5,000 each year as withdrawals are taken (the Guaranteed Total Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $5,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Balance is reduced to zero.

If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $5,000 is guaranteed to be received for the Contract Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Balance are reduced to zero. (Under the LWG II, if the Contract Owner makes the first withdrawal at on after age 76, the Withdrawal Rate is 6% instead of 5% and the Annual Benefit Payment is $6,000.)

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   2. When Withdrawals Do Exceed the Annual Benefit Payment

      a. LWG II -- Proportionate Reduction

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $80,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $80,000
- $10,000 = $70,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, there would be a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction is equal to the entire withdrawal ($10,000) divided by the Account Balance before the withdrawal ($80,000), or 12.5%. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be $83,125 ($95,000 reduced by 12.5%). This new Remaining Guaranteed Withdrawal Amount of $83,125 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would be reduced to $87,500 ($100,000 reduced by 12.5%). The Annual Benefit Payment would be set equal to 5% X $87,500 = $4,375.

(Assume instead that You withdrew $10,000 during year two in two separate withdrawals of $4,000 and $6,000, Since the first withdrawal of $4,000 did not exceed the Annual Benefit Payment of $5,000, there would be no proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount at the time of that withdrawal. The second withdrawal ($6,000), however, results in cumulative withdrawals of $10,000 during year two and causes a proportional reduction to the Remaining Guaranteed Withdrawal Amount and the Total Guaranteed Withdrawal Amount. The proportional reduction would be equal to the entire amount of the second withdrawal ($6,000) divided by the account value before that withdrawal.)

      b. LWG I -- Reduction to Account Balance

Assume that a Contract with the LWG I had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $5,000 ($100,000 X 5%).

Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $95,000 due to a withdrawal of $5,000 in the first year. Assume the Account Balance was further reduced to $75,000 at year two due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $75,000
- $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $95,000 - $10,000 = $85,000. Since the withdrawal of $ 10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Balance, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Balance after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 5% X $65,000 = $3,250.

B. LWG -- Compounding Income Amount (for all states except New York)

Assume that a Contract with LWG II had an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual

Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract Owner makes the first withdrawal on or after the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract Owner makes the first withdrawal before he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 7.25% of the Total Guaranteed Withdrawal Amount on each Contract Anniversary until the earlier of the second withdrawal or the 10th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the second withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the second withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $107,250 ($100,000 X 107.25%), and the Annual Benefit Payment would increase to $5,362 ($107,250 X 5%).

If the second withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $115,025 ($105,000 X 107.25%), and the Annual Benefit Payment would increase to $5,751 ($115,025 X 5%).

If the second withdrawal is taken after the 10th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $201,360 (the initial $100,000, increased by 7.25% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $10,068 ($201,360 X 5%).

(In contrast to the LWG II, the LWG I has a 5% Compounding Income Amount and the Total Guaranteed Withdrawal Amount is increased by 5% on each Contract Anniversary until the earlier of the date of the first withdrawal or the tenth Contract Anniversary.)

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C. LWG -- Automatic Annual Step-Ups and 7.25% Compounding Amount (No
   Withdrawals)

Assume that a Contract with LWG II had an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $107,250 ($100,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $107,250 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $117,975 ($110,000 increased by 7.25%, compounded annually). Assume the Account Balance has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $117,975 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 7.25%, compounded annually, from the second Contract Anniversary through the ninth Contract Anniversary, and at that point would be equal to $195,867. Assume that during these Contract years the Account Balance does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Balance at the ninth Contract Anniversary has increased to $200,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $195,867 to $200,000 and reset the Annual Benefit Payment to $10,000 ($200,000 X 5%).

At the 10th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $214,500 ($200,000 increased by 7.25%, compounded annually). Assume the Account Balance is less than $214,500. There is no Automatic Annual Step-Up since the Account Balance is below the Total Guaranteed Withdrawal Amount; however, due to the 7.25% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $10,725 ($214,500 X 5%).

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D. FOR CONTRACTS ISSUED IN NEW YORK STATE: LWG -- Compounding Income Amount

Assume that a Contract owner, age 63 at issue, elected the Single Life version of the LWG II and made an initial purchase payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000 ($100,000 X 5%). (If the Contract owner makes the first withdrawal on or after the Contract Anniversary following the date he or she reaches age 76, the Withdrawal rate is 6% instead of 5% and the initial Annual Benefit Payment would be $6,000. For purposes of the example, assume the Contract owner makes the first withdrawal before the Contract Anniversary following the date he or she reaches age 76 and the Withdrawal Rate is therefore 5%.)

The Total Guaranteed Withdrawal Amount will increase by 6% of the previous year's Total Guaranteed Withdrawal Amount in each Contract Anniversary until the earlier of the first withdrawal or the 5th Contract Anniversary. The Annual Benefit Payment will be recalculated as 5% of the new Total Guaranteed Withdrawal Amount.

If the first withdrawal is taken in the first Contract Year then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $5,000 ($100,000 X 5%).

If the first withdrawal is taken in the second Contract Year then the Total Guaranteed Withdrawal Amount would increase to $106,000 ($100,000 X 106%), and the Annual Benefit Payment would increase to $5,300 ($106,000 X 5%).

If the first withdrawal is taken in the third Contract Year then the Total Guaranteed Withdrawal Amount would increase to $112,360 ($106,000 X 106%), and the Annual Benefit Payment would increase to $5,618 ($112,360 X 5%).

If the first withdrawal is taken after the 5th Contract Year then the Total Guaranteed Withdrawal Amount would increase to $133,822 (the initial $100,000, increased by 6% per year, compounded annually for 5 years), and the Annual Benefit Payment would increase to $6,691 ($133,822 X 5%).

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E. FOR CONTRACTS ISSUED IN NEW YORK STATE: LWG -- Automatic Annual Step-Ups and 6% Compounding Income Amount (No Withdrawals)

Assume that a Contract owner, age 63 at issue, elected the Single Life version of LWG II and made an initial purchase payment of $100,000. Assume that no withdrawals are taken.

At the first Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $106,000 ($100,000 increased by 6%, compounded annually). Assume the Account Value has increased to $110,000 at the first Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $106,000 to $110,000 and reset the Annual Benefit Payment to $5,500 ($110,000 X 5%).

At the second Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $116,600 ($110,000 increased by 6%, compounded annually). Assume the Account Value has increased to $120,000 at the second Contract Anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $116,600 to $120,000 and reset the Annual Benefit Payment to $6,000 ($120,000 X 5%).

Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 6%, compounded annually, from the second Contract Anniversary through the fourth Contract Anniversary, and at that point would be equal to $134,832. Assume that during these Contract years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the fourth Contract Anniversary has increased to $150,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $134,832 to $150,000 and reset the Annual Benefit Payment to $7,500 ($150,000 X 5%).

At the 5th Contract Anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $159,000 ($150,000 increased by 6%, compounded annually). Assume the Account Value is less than $159,000. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 6% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,950 ($159,000 X 5%).

DESCRIPTION OF ENHANCED GWB

BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that You are guaranteed to receive over time under the Enhanced GWB. At issue, the Guaranteed Withdrawal Amount and the Benefit Base are both equal to your initial purchase payment plus the GWB Bonus. At any subsequent point in time, the Benefit Base is the remaining amount of money that You are guaranteed to receive through withdrawals under the Enhanced GWB. Your Benefit Base will change with each purchase payment, or as the result of an Optional Reset. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Balance below the Benefit Base, You are still guaranteed to be able to withdraw the entire amount of your Benefit Base.

The Benefit Base is equal to:

  .   Your initial purchase payment, increased by the 5% GWB Bonus;

  .   Increased by each subsequent purchase payment, and by the 5% GWB Bonus;

  . Reduced dollar for dollar by withdrawals, which are withdrawals (including any applicable Withdrawal Charge) and amounts applied to an income option (currently, You may not apply amounts less than your entire Account Balance to an annuity option); and

  . If any withdrawal from your Contract is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), or results in cumulative withdrawals for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Balance, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base and your Account Balance, after the decrease for withdrawals. The Benefit Base will also be reset as a result of an Optional Reset as described below.

ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base You may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to You through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB withdrawal rate (7%). The Annual Benefit Payment is reset after each subsequent purchase payment to the greater of: (1) the Annual Benefit Payment before the subsequent purchase payment, and (2) the GWB withdrawal rate multiplied by the Benefit Base after the subsequent purchase payment. The Annual Benefit Payment will also be reset as a result of an Optional Reset as described below. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.

MANAGING YOUR WITHDRAWALS. It is important that You carefully manage your annual withdrawals. To retain the guarantees of this benefit, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. We refer to withdrawals during a Contract Year that exceed the Annual Benefit Payment as Excess Withdrawals. We do not include Withdrawal Charges for the purpose of calculating whether You have taken an Excess Withdrawal. You should not take Excess Withdrawals. If You do take an Excess Withdrawal, or if a withdrawal is not payable to the Contract Owner or the Contract Owner's bank account (or to the Annuitant or the Annuitant's bank account, if the owner is a non-natural person), the Annual Benefit Payment will be recalculated and may be reduced. This reduction may be significant. The new Annual Benefit Payment will equal the lower of (1) the Annual Benefit Payment before the withdrawal and
(2) your Account Balance after the reduction for the withdrawal (including any applicable Withdrawal Charge) multiplied by the GWB withdrawal rate. Because the GWB charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused by an Excess Withdrawal results in an increase in the cost of the benefit relative to the benefits You will receive.

You can always take annual withdrawals less than the Annual Benefit Payment. However, if You choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 7% of your Benefit Base and You withdraw only 4% one year, You cannot then withdraw 10% the next year without exceeding your Annual Benefit Payment.

All withdrawals are subject to applicable early Withdrawal Charges and taxes.

REQUIRED MINIMUM DISTRIBUTIONS.  For IRAs and other Contracts subject to
Section 401(a)(9) of the Internal Revenue Code, You may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2. These required distributions may be larger than your Annual Benefit Payment. If You enroll in the automated required minimum distribution service, after the first Contract Year, we will increase your Annual Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit Payment. You must be enrolled in the automated required minimum distribution service to qualify for this increase in the Annual Benefit Payment. The frequency of your withdrawals must be annual. The automated required minimum distribution service is based on information relating to this Contract only. To enroll in the automated required minimum distribution service, please contact your Administrative Office.

GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial purchase payment plus the GWB Bonus. The Guaranteed Withdrawal Amount may increase with subsequent purchase payments. In this case, the Guaranteed Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the purchase payment and (2) the Benefit Base after the purchase payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will also be reset as a result of an Optional Reset as described below. If your Guaranteed Withdrawal Amount increases, the amount of the Enhanced GWB charge we deduct will increase because the charge is a percentage of your Guaranteed Withdrawal Amount.

OPTIONAL RESET. At any Contract Anniversary prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person) You may elect an Optional Reset. The purpose of an Optional Reset is to

"lock-in" a higher Benefit Base, which may increase the amount of the Annual Benefit Payment and lengthen the period of time over which these withdrawals can be taken. We reserve the right to prohibit an Optional Reset election if we no longer offer this benefit.

An Optional Reset will:

..   Reset your Guaranteed Withdrawal Amount and Benefit Base equal to the
    Account Balance on the date of the reset;

..   Reset your Annual Benefit Payment equal to the Account Balance on the date of the reset multiplied by the GWB withdrawal rate (7%); and

..   Reset the Enhanced GWB charge equal to the then current level we charge for the same benefit at the time of the reset, up to the maximum charge of 1.00%.

You may elect either a one-time Optional Reset or Automatic Annual Resets. A one-time Optional Reset is permitted only if: (1) your Account Value is larger than the Benefit Base immediately before the reset, and (2) the reset occurs prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person).

We must receive your request for a one-time Optional Reset in accordance with our administrative procedures (currently we require You to submit your request in writing) before the applicable Contract Anniversary. The Optional Reset will take effect on the next Contract Anniversary following our receipt of your written request.

If You elect Automatic Annual Resets, a reset will occur automatically on any Contract Anniversary if: (1) your Account Balance is larger than the Guaranteed Withdrawal Amount immediately before the reset, and (2) the Contract Anniversary is prior to the 86th birthday of the owner (or oldest joint owner or Annuitant if the Contract is owned by a non-natural person). The same conditions will apply to each Automatic Annual Reset.

In the event that the charge applicable to Contract purchases at the time of the Automatic Annual Reset is higher than your current Enhanced GWB rider charge, we will notify You in writing a minimum of 30 days in advance of the applicable Contract Anniversary and inform You that You may choose to decline the Automatic Annual Reset. You may discontinue Automatic Annual Resets by notifying us in writing (or by any other method acceptable to us), prior to the Contract Anniversary on which a reset may otherwise occur. If You discontinue the Automatic Annual Resets, no reset will occur automatically on any subsequent Contract Anniversary unless You make a new election under the terms described above. (If You discontinue Automatic Annual Resets, the Enhanced GWB rider (and the rider charge) will continue, and You may choose to elect a one-time Optional Reset or reinstate Automatic Annual Resets.)

It is possible to elect a one-time Optional Reset when the Account Balance is larger than the Benefit Base but smaller than the Guaranteed Withdrawal Amount. (By contrast, an Automatic Annual Reset will never occur if the Account Balance is smaller than the Guaranteed Withdrawal Amount.) If You elect a one-time Optional Reset when the Account Balance before the reset was less than the Guaranteed Withdrawal Amount, You would lock in a higher Benefit Base which would increase the total amount You are guaranteed to receive through withdrawals under the Enhanced GWB rider, and extend the period of time over which You could make those withdrawals. However, You would also decrease the Annual Benefit Payment and the Guaranteed Withdrawal Amount. You should consider electing a one-time Optional Reset when your Account Balance is smaller than the Guaranteed Withdrawal Amount only if You are willing to accept the decrease in the Annual Benefit Payment and Guaranteed Withdrawal Amount in return for locking in the higher Benefit Base. Otherwise, You should only elect a one-time Optional Reset when your Account Balance is larger than the Guaranteed Withdrawal Amount.

Any benefit of a one-time Optional Reset or Automatic Annual Reset also depends on the current Enhanced GWB rider charge. If the current charge in effect at the time of the reset is higher than the charge You are paying, it may not be beneficial to elect a reset because we will begin applying the higher current charge at the time of the reset (even if a one-time Optional Reset results in a decrease of your Annual Benefit Payment and/or your Guaranteed Withdrawal Amount).

For Contracts issued prior to July 16, 2007, You may elect an Optional Reset beginning with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday) and at any subsequent Contract Anniversary prior to the owner's 86th birthday as long as it has been at least three years since the last Optional Reset. Automatic Annual Resets are not available.

WITHDRAWAL CHARGE. We will apply a Withdrawal Charge to withdrawals from purchase payments of up to 7% of purchase payments taken in the first seven years following receipt of the applicable purchase payment.

TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% Federal tax penalty may apply.

CANCELLATION OF THE ENHANCED GWB. You may elect to cancel the Enhanced GWB in accordance with our administrative procedures (currently we require You to submit your cancellation request in writing to our Administrative Office) during the 90-day period following your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. If You cancel the Enhanced GWB, You may not re-elect it. Upon cancellation, the Enhanced GWB charge will no longer apply. The Contract, however, will continue.

TERMINATION OF THE ENHANCED GWB. The Enhanced GWB will terminate upon the earliest of:

(1)the date You make a full withdrawal of your Account Balance (a pro rata portion of the charge will apply); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the optional benefit have been met.)

(2)the date You apply all of your Account Balance to a pay-out option (a pro rata portion of the charge will apply);

(3)the date there are insufficient amounts to deduct the Enhanced GWB charge from your Account Balance (whatever Account Balance is available will be applied to pay the annual Enhanced GWB benefit charge); (You are still eligible to receive annual payments until the Benefit Base declines to zero, provided your withdrawals did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met.)

(4)the date we receive due proof of the owner's death and a Beneficiary claim form, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, or the Annuitant dies if the owner is a non-natural person; note: (a) if the spouse elects to continue the Contract (so long as the spouse is less than 85 years old and the Enhanced GWB is in effect at the time of continuation), all terms and conditions of the Enhanced GWB will apply to the surviving spouse; and (b) we will not terminate the benefit until we receive both due proof of the owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the Enhanced GWB charge until we receive this information;

(5)the effective date of cancellation of the rider;

(6)a change of the Contract Owner or joint Contract Owner (or the Annuitant if the Contract Owner is a non-natural person) for any reason (currently we follow our administrative procedures regarding termination for a change of Contract Owner or Joint Contract Owner or Annuitant, if a non-natural person owns the Contract) (a pro rata portion of the charge will apply); or

(7)the termination of the Deferred Annuity (a pro rata portion of the charge will apply).

ADDITIONAL INFORMATION. If You take a full withdrawal of your Account Balance and the withdrawal does not exceed the Annual Benefit Payment, or your Account Balance is reduced to zero because You do not have a sufficient Account Balance to pay the Enhanced GWB charge and your Benefit Base after the withdrawal is greater than zero, we will commence making payments to the owner or joint owner (or to the Annuitant if the owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments; however, we reserve the right to accelerate any payment, in a lump sum, that is less than $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If You or the joint owner (or the Annuitant if the owner is a non-natural person) should die while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.

If the owner or joint owner (or the Annuitant if the owner is a non-natural person) should die while the Enhanced GWB is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the Enhanced GWB.

If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis (or any mutually agreed-upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the Contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the owner (or the Annuitant, if the owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.

We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other Contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s) of the Internal Revenue Code). If You terminate the Enhanced GWB because (1) You make a total withdrawal of your Account Balance; (2) your Account Balance is insufficient to pay the Enhanced GWB charge; or (3) the Contract Owner or joint owner (or the Annuitant, if the owner is a non-natural person) dies, except where the Beneficiary or joint owner is the spouse of the owner and the spouse elects to continue the Contract and the spouse is less than 85 years old, You may not make additional purchase payments under the Contract.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the Enhanced GWB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

THE ENHANCED GWB AND ANNUITIZATION. Since the annuity date at the time You purchase the Deferred Annuity is the later of age 90 of the Annuitant or 10 years after issue of your Deferred Annuity, You must make an election if You would like to extend your annuity date to the latest date permitted (subject to restrictions that may apply in your state and our current established administrative procedures). If You elect to extend your annuity date to the latest date permitted, and that date is reached, your Deferred Annuity must be annuitized (See "Pay-Out Options (or Income Options)"), or You must make a complete withdrawal of your Account Balance. If You annuitize at the latest date permitted, You must elect one of the following options:

   (1)Annuitize the Account Balance under the Deferred Annuity's pay-out option provisions; or

   (2)Elect to receive the Annual Benefit Payment under the Enhanced GWB paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.

If You do not select an a pay-out option or elect to receive payments under the Enhanced GWB, we will annuitize your Deferred Annuity under the Lifetime Annuity with a 10 Year Guarantee Period income payment type. However, if we do, we will adjust your income payment or the pay-out option, if necessary, so your aggregate income payments will not be less than what You would have received under the Enhanced GWB.

CHARGES. The Enhanced GWB is available for an additional charge of 0.55% of the Guaranteed Withdrawal Amount each Contract Anniversary, prior to taking into account any Optional Reset. As described above, this charge may change as a result of an Optional Reset. We will not continue to assess the charge if your Benefit Base equals zero. The charge is made by withdrawing amounts on a pro-rata basis from your Account Balance in the Fixed Account, Enhanced Dollar Cost Averaging Program balance and Account Balance in the Separate Account. We take amounts from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account. (The Fixed Account is not available in the C Class Deferred Annuity purchased after April 30, 2003 or a Deferred Annuity issued in New York State and Washington State with this optional benefit. The Enhanced Dollar Cost Averaging Program is not available in the C and Bonus Class Deferred Annuity.)

EXAMPLES

The purpose of these examples is to illustrate the operation of the Guaranteed Withdrawal Benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Divisions chosen. The examples do not reflect the deduction of fees and charges, Withdrawal Charges and applicable income taxes and penalties.

A. How Withdrawals Affect the Benefit Base

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. ($100,000 X 5%). Assume that the Account Balance grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $105,000- $10,000 = $95,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $100,000 exceeds the Benefit Base of $95,000, no further reduction to the Benefit Base is made.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000. Assume that the Account Balance shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $95,000 and the Account Balance would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Balance of $80,000 is less than the Benefit Base of $95,000, a further reduction of the $15,000 difference is made, bringing the Benefit Base to $80,000.

B. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If $7,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $70,000. If a subsequent purchase payment of $10,000 were made the next day, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Annual Benefit Payment would be reset to the greater of a) $7,350 (the Annual Benefit Payment before the second purchase payment) and b) $5,635 (7% multiplied by the Benefit Base after the second purchase payment). In this case, the Annual Benefit Payment would remain at $7,350.

C. How Withdrawals Affect the Annual Benefit Payment

   1. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Balance by an additional $1,000, the Account Balance would be reduced to $100,000 - $9,000 - $1,000 = $90,000.
      Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $6,300 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would be reset to $6,300.

   2. An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000 and the initial Annual Benefit Payment would be $7,350. If a withdrawal of $10,000 was made two years later after the Account Balance had increased to $150,000, the Account Balance would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350, the Annual Benefit Payment would be reset to the lower of a) $7,350 (the Annual Benefit Payment before the withdrawal) and b) $9,800 (7% multiplied by the Account Balance after the withdrawal). In this case the Annual Benefit Payment would remain at $7,350.

D. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount

An initial purchase payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $105,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $70,000. If a subsequent purchase payment of $10,000 was made, the Benefit Base would be increased to $70,000 + $10,000 + (5% X $10,000) = $80,500. The Guaranteed
Withdrawal Amount would be reset to the greater of a) $105,000 (the Guaranteed Withdrawal Amount before the second purchase payment) and b) $80,500 (the Benefit Base after the second purchase payment). In this case, the Guaranteed Withdrawal Amount would remain at $105,000.

E. Putting It All Together

   1. When Withdrawals Do Not Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year and assume that the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $7,350 at this time, your Account Balance would be reduced to $50,000 - $7,350 = $42,650. Your Benefit Base would be reduced to $82,950 - $7,350 = $75,600. Since the withdrawal of $7,350 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $105,000 and the Annual Benefit Payment would remain at $7,350.

                                    [GRAPHIC]

   2. When Withdrawals Do Exceed the Annual Benefit Payment

An initial purchase payment is made of $100,000. The initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000, and the Annual Benefit Payment would be $7,350. Assume that the Benefit Base was reduced to $82,950 due to 3 years of withdrawing $7,350 each year. Assume the Account Balance was further reduced to $50,000 at year four due to poor market performance. If You withdrew $10,000 at this time, your Account Balance would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $82,950 - $10,000 = $72,950. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $7,350 and the resulting Benefit Base would be greater than the resulting Account Balance, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Balance after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $7,350 and 7% X $40,000 = $2,800. The Guaranteed Withdrawal Amount would remain at $105,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.

                                    [GRAPHIC]



F. Annual Benefit Payment Continuing When Account Balance Reaches Zero

An initial purchase payment is made of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000 and the Annual Benefit Payment would be $7,350 ($105,000 X 7%).

Assume that the Benefit Base was reduced to $31,500 due to 10 years of withdrawing $7,350 each year. Assume that the Account Balance was further reduced to $0 at year 11 due to poor market performance. We would commence making payments to You (equal on an annual basis, to the Annual Benefit Payment) until the Benefit Base is exhausted.

In this situation (assuming there are monthly payments), there would be 51 payments of $612.50 and a final payment of $262.50, which, in sum, would deplete the $31,500 Benefit Base. The total amount withdrawn over the life of the Contract would then be $105,000.

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G. How the Optional Reset Works if Elected on the 3rd Contract Anniversary (may be elected prior to age 86)

Assume that a Contract had an initial purchase payment of $100,000 and the fee is .55%. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

The Account Balance on the third Contract Anniversary grew due to market performance to $148,350. Assume the fee remains at .55%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..55%, the Guaranteed Withdrawal Amount and the Benefit Base would be reset to $148,350, and the Annual Benefit Payment would become 7% X $148,350 = $10,385.

The Account Balance on the sixth Contract Anniversary grew due to market performance to $179,859. Assume the fee has been increased to .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would increase to .60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $179,859, and the Annual Benefit Payment would become 7% X $179,859 = $12,590.

The Account Balance on the ninth Contract Anniversary grew due to market performance to $282,582. Assume the fee is still .60%. If an Optional Reset is elected or Automatic Annual Resets are in effect, the charge would remain at ..60%, the Guaranteed Withdrawal Amount and the Benefit Base would both be reset to $282,582, and the Annual Benefit Payment would become 7% X $282,582= $19,781.

The period of time over which the Annual Benefit Payment may be taken would be lengthened.

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   H. How an Optional Reset May Increase the Benefit Base While Decreasing the Guaranteed Withdrawal Amount and Annual Benefit Payment

Assume that a Contract had an initial purchase payment of $100,000. The initial Account Balance would be $100,000, the initial Benefit Base would be $105,000, the Guaranteed Withdrawal Amount would be $105,000 and the Annual Benefit Payment would be $7,350.

Assume that the Benefit Base is reduced to $70,000 due to 5 years of withdrawing $7,000 each year, but also assume that, due to positive market performance, the Account Balance at the end of 5 years is $80,000. If a one-time Optional Reset is elected, the Benefit Base would be reset from $70,000 to $80,000, the Guaranteed Withdrawal Amount would be reduced from $105,000 to $80,000, and the Annual Benefit Payment would be reduced from $7,350 to $5,600 ($80,000 X 7%). (If You elect Automatic Annual Resets, a rest will not occur if the Account Balance is lower than the Guaranteed Withdrawal Amount.)

Under these circumstances, the Optional Reset increases the Benefit Base (the remaining amount of money You are guaranteed to receive) by $10,000, but also reduces the Annual Benefit Payment, thereby lengthening the period of time over which You will receive the money. This Optional Reset also reduces the Guaranteed Withdrawal Amount, against which the benefit charge is calculated. If the benefit charge rate does not increase in connection with the Optional Reset, the reduced Guaranteed Withdrawal Amount will result in a reduction in the amount of the annual benefit charge.

DESCRIPTION OF THE GWB I

The GWB I is no longer available for sale. The GWB I is the same as the Enhanced GWB described above with the following differences: (1) there is no favorable treatment of required minimum distributions; (2) the GWB charge continues even if your Benefit Base equals zero; (3) You may only elect the Optional Reset once every five Contract years instead of every Contract Year; (4) the GWB I charge is 0.50% and the maximum GWB I charge upon an Optional Reset is 0.95%; (5) You do not have the ability to cancel the benefit following your fifth Contract Anniversary; and (6) we include Withdrawal Charges for the purposes of determining whether your annual withdrawals exceeded your Annual Benefit Payment.

By endorsement, the GWB I has been enhanced so that items (1) and (2) above no longer apply and the interval between Optional Resets in item (3) has been decreased to every three Contract Years. You may now elect an Optional Reset under the GWB I starting with the third Contract Anniversary (as long as it is prior to the owner's 86th birthday), and You may elect an Optional Reset at any subsequent Contract Anniversary prior to the owner's 86th birthday, as long as it has been at least three years since the last Optional Reset. Automatic annual resets are not available.

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GWB I are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

GMAB

The GMAB guarantees that your Account Balance will not be less than a minimum amount at the end of a specified number of years (the "Maturity Date"). If your Account Balance is less than the minimum guaranteed amount at the Maturity Date, we will apply an additional amount to increase your Account Balance so that it is equal to the guaranteed amount. This benefit is intended to protect You against poor investment performance during the accumulation or "pay-in" phase of your Deferred Annuity.

The GMAB is no longer available for sale.

If You have elected the GMAB, we require You to allocate your purchase payments and all of your Account Balance to one of the asset allocation Investment Divisions available in your Deferred Annuity (the MetLife Asset Allocation 80 and the MetLife Asset Allocation 100 Investment Divisions are not available for this purpose). You may also allocate purchase payments to the Enhanced Dollar Cost Averaging Program, if available, provided that any amounts transferred from the program to an Investment Division must be transferred to the one Investment Division You have chosen. The Fixed Account is not available. No transfers are permitted while this optional benefit is in effect. The asset allocation Investment Division You choose will determine the percentage of purchase payments that equal the guaranteed amount. The asset allocation Investment Divisions available, if You choose the GMAB, and the percentage of purchase payments that determine the guaranteed amount and the number of years to the Maturity Date for each, are:

                                                    GUARANTEED AMOUNT
             INVESTMENT DIVISION*                (% OF PURCHASE PAYMENTS) YEARS TO MATURITY DATE
             --------------------                ------------------------ ----------------------
MetLife Asset Allocation 20 Investment Division.           130%                  10 years
MetLife Asset Allocation 40 Investment Division.           120%                  10 years
MetLife Asset Allocation 60 Investment Division.           110%                  10 years

-----------
* You can learn more about these Investment Divisions in the Prospectus under the section "Your Investment Choices" and the attached prospectus for these portfolios.

You may elect the GMAB when You purchase the Deferred Annuity through age 80. You may not have this benefit and another living benefit or the EDB I in effect at the same time.

BENEFIT DESCRIPTION. The GMAB guarantees that at the Maturity Date, your Account Balance will at least be equal to a percentage of the purchase payments You made during the first 120 days that You held the Deferred Annuity (the "Eligibility Period"), less reductions for any withdrawals (and related Withdrawal Charges) that You made at any time before the Maturity Date. The percentage of purchase payments made that determines the guaranteed amount range from

110% to 130%, depending on the asset allocation Investment Division You selected. This guaranteed amount is the "Guaranteed Accumulation Amount." The Guaranteed Accumulation Amount is used only to determine the amount of any benefit payable under the GMAB and the amount of the annual charge for the GMAB. There is a maximum Guaranteed Accumulation Amount (currently $5 million). Purchase payments made after this maximum Guaranteed Accumulation Amount is reached will not increase the Guaranteed Accumulation Amount above the maximum. However, if You make a withdrawal during the GMAB Eligibility Period that reduces the Guaranteed Accumulation Amount below the maximum, then purchase payments made after the withdrawal and during the Eligibility Period will increase the Guaranteed Accumulation Amount until it reaches the maximum. Only purchase payments made during the first 120 days that You hold the Deferred Annuity are taken into consideration in determining the Guaranteed Accumulation Amount. Contract owners who anticipate making purchase payments after 120 days should understand that such payments will not increase the Guaranteed Accumulation Amount. Purchase payments made after 120 days are added to your Account Balance and impact whether or not a benefit is due under the GMAB at the Maturity Date.

At issue, the Guaranteed Accumulation Amount is equal to a percentage of your initial purchase payment. Subsequent purchase payments made during the Eligibility Period increase the Guaranteed Accumulation Amount by the target percentage of the asset allocation Investment Division You have selected. When You make a withdrawal, the Guaranteed Accumulation Amount is reduced in the same proportion that the amount of the withdrawal (including any related Withdrawal Charge) bears to the Account Balance. Purchase payment credits (I.E., bonus payments) are not considered to be purchase payments in the calculation of the Guaranteed Accumulation Amount.

The Guaranteed Accumulation Amount does not represent an amount of money available for withdrawal and is used to calculate any benefits under the Contract prior to the Maturity Date.

EXAMPLE:

Assume your Account Balance is $100,000 and your Guaranteed Accumulation Amount is $120,000, prior to making a $10,000 withdrawal from the Deferred Annuity. The withdrawal amount is 10% of the Account Balance. Therefore, after the withdrawal, your Account Balance would be $90,000 and your Guaranteed Accumulation Amount would be $108,000 (90% of $120,000).

At the Maturity Date, after deduction of the annual charge for the GMAB, we will compare your Account Balance to the Guaranteed Accumulation Amount. If the Account Balance is less than the Guaranteed Accumulation Amount, we will contribute to your Account Balance the amount needed to make it equal the Guaranteed Accumulation Amount. (This added amount is the "Guaranteed Accumulation Payment.") The Guaranteed Accumulation Payment is allocated entirely to the Investment Division You have selected. (No portion of the Guaranteed Accumulation Payment is allocated to the Enhanced Dollar Cost Averaging Program.)

If your Account Balance is greater than or equal to the Guaranteed Accumulation Amount at the Maturity Date, then no Guaranteed Accumulation Payment will be paid into your Account Balance. The GMAB terminates at the Maturity Date. We no longer assess the charge after that date, and the related investment requirements and restrictions will no longer apply.

If your Account Balance is reduced to zero for any reason other than a full withdrawal of the Account Balance or application of your Account Balance to a pay-out option prior to the Maturity Date, but your Deferred Annuity has a positive Guaranteed Accumulation Amount remaining, the Deferred Annuity and the GMAB will remain in force. No charge for the GMAB will be deducted or accrue while there is an insufficient Account Balance to cover the deductions for the charge. At the Maturity Date, the Guaranteed Accumulation Payment will be paid into the Account Balance.

Purchase payments made after the 120 day Eligibility Period may have a significant impact on whether or not a Guaranteed Accumulation Payment is due at the Maturity Date. Even if the purchase payments You made during the

120 day Eligibility Period lose significant value, if the Account Balance, which includes all purchase payments, is equal to or greater than the target percentage amount of your purchase payments made during the first 120 day period (depending on which asset allocation investment You have selected), then no Guaranteed Accumulation Payment is made. Therefore, the GMAB may not be appropriate for You, if You intend to make additional purchase payments after the end of the Eligibility Period.

EXAMPLE

Assume that You make one $10,000 purchase payment during the 120 Eligibility Period and You select the MetLife Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000 (110% of your purchase payment). At the Maturity Date, your Account Balance is $0. The Guaranteed Accumulation Amount payable is $11,000 ($11,000 - $0 = $11,000).

In contrast, assume that You make one $10,000 purchase payment during the 120 day Eligibility Period and You select the MetLife Asset Allocation 60 Investment Division. Therefore, the Guaranteed Accumulation Amount is $11,000. Also assume that on the day before the Maturity Date your Account Balance is $0. Assume that You decide to make one purchase payment on the day before the Maturity Date of $11,000. At the Maturity Date, assume that there has not been any positive or negative investment experience for the one day between your purchase payment and the Maturity Date. Consequently, your Account Balance is $11,000. We would not pay a Guaranteed Accumulation Payment, because the Account Balance of $11,000 would equal the Guaranteed Accumulation Amount of $11,000 ($11,000-$11,000 = $0.)

CURRENT RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. Subsequent purchase payments under the GMAB are restricted as described in "Your Investment Choices -- Restrictions on Subsequent Purchase Payments -- GMIB I, GMIB Plus I, GMIB Plus II, GWB I, Enhanced GWB, LWG I, LWG II, GMAB and EDB I."

TERMINATION. The GMAB will terminate at the earliest of: (1) the Maturity Date; (2) the date You take a total withdrawal of your Account Balance (A pro-rata portion of the charge will be applied); (3) the date You cancel this benefit, as described below; (4) the date You apply all of your Account Balance to a pay-out option (A pro-rata portion of the charge will be applied); and
(5) the date of death of the owner or joint owner (or Annuitant if the owner is a non-natural person) unless the Beneficiary is the spouse of the owner and elects to continue the Deferred Annuity under the spousal continuation provisions of the Deferred Annuity.

Once the GMAB is terminated, the GMAB charge will no longer be deducted and the related investment requirements and limitations will no longer apply. If the GMAB is terminated before the Maturity Date, the Guaranteed Accumulation Payment will not be paid.

CANCELLATION. You have a one-time right to cancel this optional benefit in accordance with our administrative procedures (currently we require You to submit your request to cancel in writing at our Administrative Office) during the 90 day period after your fifth Contract Anniversary. Such cancellation will take effect upon our receipt of your request. Once You have cancelled the benefit, You will no longer be eligible to receive the Guaranteed Accumulation Payment or be bound by the investment requirements and restrictions and we will no longer deduct the charge for this benefit.

CHARGE. The GMAB is available for an additional charge of 0.75% of the Guaranteed Accumulation Amount determined at the end the prior Contract Year and deducted each Contract Anniversary, by withdrawing amounts on a pro-rata basis from your Enhanced Dollar Cost Averaging Program and Account Balance in the Separate Account. (We take the amount from the Separate Account by canceling accumulation units from your Account Balance in the Separate Account.)

GMAB AND DECEDENT CONTRACTS. If You are purchasing this Contract with a nontaxable transfer of the death benefit proceeds of any annuity Contract or IRA (or any other tax-qualified arrangement) of which You are the Beneficiary and You are "stretching" the distribution under Internal Revenue Service required distribution rules, You may not purchase the GMAB.

SUMMARY OF LIVING BENEFITS

The chart below highlights certain differences among the living benefits. Please refer to the detailed descriptions above for specific information about the features, costs and restrictions associated with the riders.*

---------------------------------------------------------------------------------------------------------------------
                                       Income Guarantees                      Withdrawal Guarantees
                                    ---------------------------------------------------------------------------------
                                          GMIB Plus II                  LWG II                   Enhanced GWB
---------------------------------------------------------------------------------------------------------------------
LifetimeIncome                                Yes                        Yes                          No
                                     (after waiting period)   (if first withdrawal on or
                                                                  after age 59 1/2)
---------------------------------------------------------------------------------------------------------------------
BenefitInvolves Annuitization                 Yes                         No                          No
---------------------------------------------------------------------------------------------------------------------
WithdrawalsPermitted (1)             Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
WaitingPeriod                        Must wait 10 years to               None                        None
                                     annuitize under rider:    (age 59 1/2 for lifetime
                                      Optional Step-Up (2)           withdrawals)
                                    restarrs waiting period;
                                     withdrawals available
                                          immediately
---------------------------------------------------------------------------------------------------------------------
Reset/Step-Up                                 Yes                        Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
May Invest in Investment Choices     Prior to annuitization              Yes                         Yes
---------------------------------------------------------------------------------------------------------------------
Investment Allocation Requirements            Yes                        Yes                          No
---------------------------------------------------------------------------------------------------------------------
Abilityto Cancel Rider              Yes, after 10 years, can   Yes, at 5th, 10th & 15th   Yes, within 90 days after
                                      take lump-sum option      Contract Anniversary,      5th Contract Anniversary
                                    under the GPO provisions   annually thereafter; or,
                                                                lump-sum option under
                                                               the GPA provisions after
                                                                       15 years
---------------------------------------------------------------------------------------------------------------------
DeathBenefit                        Prior to annuitization,   Contract death benefit or   Ability to receive Benefit
                                     Contract death benefit     alternate rider death         Base in series of
                                         available (3)        benefit available; ability     payments instead of
                                                                 to receive Remaining       Contract death benefit
                                                                Guaranteed Withdrawal
                                                                 Amount in series of
                                                                 payments instead of
                                                                Contract death benefit
---------------------------------------------------------------------------------------------------------------------
CurrentCharges (4)                        GMIB Plus II          LWG II: 1.25% (Single        Enhanced GWB: 0.55%
                                             1.00%              Life version) or 1.50%
                                                                 (Joint Life version)
---------------------------------------------------------------------------------------------------------------------

-----------
* For a description of the following riders (GMIB Plus I, GMIB II, GMIB I, LWG I, GWB, GMAB) that are not longer available, please see "Living Benefits" above.

/1/ Withdrawals will reduce the living and death benefits and Account Balance.

/2/ For GMIB Plus I, the Optional Step-Up is called the "Optional Reset."

/3/ If the Contract is annuitized, income payments may be guaranteed for a certain period of time (depending on the income payment type selected) and therefore payable upon death of the Annuitant. See "Pay-Out Options (or Income Options)" and the rider descriptions for more information.

/4/ Certain charges may increase upon a Reset or Step-Up. Generally, charges are assessed as a percentage of the guaranteed benefit rather than Account Balance. For example, the charge for GMIB II is 0.50% of the Income Base. See the "Charges" section and the individual rider descriptions for more information.

/5/ For Contracts issued in New York State, the charge for GMIB Plus II is
    0.95% of the Income Base.

PAY-OUT OPTIONS (OR INCOME OPTIONS)

   You may convert your Deferred Annuity into a regular stream of income after your "pay-in" or "accumulation" phase. The pay-out phase is often referred to as either "annuitizing" your Contract or taking an income annuity. When You select your pay-out option, You will be able to choose from the range of options we then have available. You have the flexibility to select a stream of income to meet your needs. If You decide You want a pay-out option, we withdraw some or all of your Account Balance (less any premium taxes and applicable Contract fees), then we apply the net amount to the option. See "Federal Tax Considerations" for a discussion of partial annuitization. You are required to hold your Deferred Annuity for at least 30 days from the date we issue the Contract before You annuitize. When You purchase the Deferred Annuity, the annuity date will be the later of the first day of the calendar month after the Annuitant's 95th birthday (90th birthday in New York State) or 10 years from the date your Deferred Annuity was issued. You can change or extend the annuity date at any time before the annuity date with 30 days prior notice to us (subject to restrictions that may apply in your state and our current established administrative procedures). Although guaranteed annuity rates for the Bonus Class are the same as those for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity. You must convert at least $5,000 of your Account Balance to receive income payments. Please be aware that once your Contract is annuitized, You are ineligible to receive the Death Benefit You have selected. Additionally, if You have selected a living benefit such as a GMIB, a GWB, or the GMAB, annuitizing your Contract terminates the optional benefit, including any Death Benefit provided by the rider and any Guaranteed Principal Option or Guaranteed Principal Adjustment (for GMIB Plus I and GMIB Plus II or LWGs, respectively) or Guaranteed Accumulation Payment (for the GMAB) that may also be provided by the optional benefit.

When considering a pay-out option, You should think about whether You want:

..   Payments guaranteed by us for the rest of your life (or for the rest of two lives) or the rest of your life (or for the rest of two lives) with a guaranteed period; and

..   A fixed dollar payment or a variable payment.

Your income option provides You with a regular stream of payments for either your lifetime or your lifetime with a guaranteed period.

You may choose the frequency of your income payments (choosing less frequent payments will result in each income payment being larger). For example, You may receive your payments on a monthly, quarterly, semiannual or annual basis.

Your income payment amount will depend upon your choices. For lifetime options, the age and sex (where permitted), of the measuring lives (Annuitants) will also be considered. For example, if You select a pay-out option guaranteeing payments for your lifetime and your spouse's lifetime, your payments will typically be lower than if You select a pay-out option with payments over only your lifetime. Income payment types that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Lifetime Income Annuity with a Guarantee Period and Lifetime Income Annuity for Two with a Guarantee Period, as defined below) result in income payments that are smaller than with income payment types without such a guarantee (such as Lifetime Income Annuity and Lifetime Income Annuity for Two, as defined below). In addition, to the extent the income payment type has a guarantee period, choosing a shorter guarantee period will result in each income payment being larger.

If You do not tell us otherwise, your Account Balance in the Fixed Account and Enhanced Dollar Cost Averaging Program balance will be used to provide a Fixed Income Option and your Account Balance in the Separate Account will be used to provide a variable pay-out option.

We do not guarantee that your variable payments will be a specific amount of money. You may choose to have a portion of the payment fixed and guaranteed under the Fixed Income Option. Should our current annuity rates for a fixed pay-out option for your class of the Deferred Annuity provide for greater payments than those guaranteed in your Contract, the greater payment will be made.

INCOME PAYMENT TYPES

   Currently, we provide You with a wide variety of income payment types to suit a range of personal preferences. You decide the income pay-out type when You decide to take a pay-out option. Your decision is irrevocable.

There are three people who are involved in payments under your pay-out option:

..   Contract owner: the person or entity which has all rights including the right to direct who receives payment.

..   Annuitant: the natural person whose life is the measure for determining the duration and the dollar amount of payments.

..   Beneficiary: the person who receives continuing payments or a lump sum payment, if any, if the Contract Owner dies.

Many times, the Contract Owner and the Annuitant are the same person.

When deciding how to receive income, consider:

..   The amount of income You need;

..   The amount You expect to receive from other sources;

..   The growth potential of other investments; and

..   How long You would like your income to be guaranteed.

The following income payment types are currently available. We may make available other income payment types if You so request and we agree. Where required by state law or under a qualified retirement plan, the Annuitant's sex will be not taken into account in calculating income payments. Annuity rates will not be less than the rates guaranteed in the Contract at the time of purchase for the AIR and income payment type elected. Due to underwriting, administrative or Internal Revenue Code considerations, the choice of the percentage reduction and/or the duration of the guarantee period may be limited. Tax rules with respect to decedent Contracts may prohibit election of Lifetime Income Annuity for Two income types and/or may also prohibit payments for as long as the owner's life in certain circumstances.

LIFETIME INCOME ANNUITY: A variable income that is paid as long as the Annuitant is living.

LIFETIME INCOME ANNUITY WITH A GUARANTEE PERIOD: A variable income that continues as long as the Annuitant is living but is guaranteed to be paid for a number of years. If the Annuitant dies before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guarantee period. No payments are made once the guarantee period has expired and the Annuitant is no longer living.

LIFETIME INCOME ANNUITY FOR TWO: A variable income that is paid as long as either of the two Annuitants is living. After one Annuitant dies, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once both Annuitants are no longer living.

LIFETIME INCOME ANNUITY FOR TWO WITH A GUARANTEE PERIOD: A variable income that continues as long as either of the two Annuitants is living but is guaranteed to be paid (unreduced by any percentage selected) for a number of years. If both Annuitants die before all of the guaranteed payments have been made, payments are made to the Contract Owner of the annuity (or the Beneficiary, if the Contract Owner dies during the guarantee period) until the end of the guaranteed period. If one Annuitant dies after the guarantee period has expired, payments continue to be made as long as the other Annuitant is living. In that event, payments may be the same as those made while both Annuitants were living or may be a smaller percentage that is selected when the annuity is first converted to an income stream. No payments are made once the guarantee period has expired and both Annuitants are no longer living.

ALLOCATION

   You decide how your money is allocated among the Fixed Income Option and the Investment Divisions.

MINIMUM SIZE OF YOUR INCOME PAYMENT

   Your initial income payment must be at least $100. This means that the amount used from a Deferred Annuity to provide a pay-out option must be large enough to produce this minimum initial income payment. We may reduce the frequency of your income payments to produce a payment of at least $100, in which case your payment will be made at least annually.

THE VALUE OF YOUR INCOME PAYMENTS

AMOUNT OF INCOME PAYMENTS

Variable Income Payments from an Investment Division will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

The initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains the same for duration of the Contract if no reallocations are made.

The dollar amount of subsequent variable income payments will vary with the amount by which investment performance less the Separate Account Charge is greater or less than the AIR.

Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new Contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates.

ANNUITY UNITS

Annuity units are credited to You when You first convert your Deferred Annuity into an income stream or make a reallocation of your income payment into an Investment Division during the pay-out phase. Before we determine the number of annuity units to credit to You, we reduce your Account Balance by any premium taxes and the Annual Contract Fee, if applicable. (The premium taxes and the Annual Contract Fee are not applied against reallocations.) We then compute an initial income payment amount using the AIR, your income payment type and the age and sex (where permitted) of the measuring lives. We then divide the initial income payment (allocated to an Investment Division) by the Annuity Unit Value on the date of the transaction. The result is the number of annuity units credited for that Investment Division. The initial variable income payment is a hypothetical payment which is calculated based on the AIR. This initial variable income payment is used to establish the number of annuity units. It is not the amount of your actual first variable income payment unless your first income payment happens to be within 10 days after the date You convert your Deferred Annuity into an income stream. When You reallocate an income payment from an Investment Division, annuity units supporting that portion of your income payment in that Investment Division are liquidated.

AIR

Your income payments are determined by using the AIR to benchmark the investment experience of the Investment Divisions You select. We currently offer an AIR of 3% and 4%. The higher your AIR, the higher your initial variable income payment will be. Your next payment will increase approximately in proportion to the amount by which the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account charge (the resulting number is the net investment return) exceeds the AIR (for the time period between the payments). Likewise, your next payment will decrease to the approximate extent the investment experience (for the time period between the payments) for the underlying Portfolio minus the Basic Death Benefit Separate Account (the net investment return) charge is less than the AIR (for the time period between the payments). A lower AIR will result in a lower initial variable income payment, but subsequent variable income payments will increase more rapidly or decline more slowly than if You had elected a higher AIR as changes occur in the investment experience of the Investment Divisions.

The amount of each variable income payment is determined 10 days prior to your income payment date. If your first income payment is scheduled to be paid less than 10 days after You convert your Deferred Annuity to an income stream, then the amount of that payment will be determined on the date You convert your Deferred Annuity to a pay-out option.

VALUATION

This is how we calculate the Annuity Unit Value for each Investment Division:

..   First, we determine the change in investment experience (which reflects the deduction for any investment-related charge) for the underlying Portfolio from the previous trading day to the current trading day;

..   Next, we subtract the daily equivalent of the Basic Death Benefit Separate
    Account charge for each day since the last day the Annuity Unit Value was calculated; the resulting number is the net investment return.

..   Then, we multiply by an adjustment based on your AIR for each day since the last Annuity Unit Value was calculated; and

..   Finally, we multiply the previous Annuity Unit Value by this result.

REALLOCATION PRIVILEGE

   During the pay-out phase of the Deferred Annuity, You may make reallocations among Investment Divisions or from the Investment Divisions to the Fixed
Income Option. Each reallocation must be at least $500 or, if less, your entire income payment allocated to the Investment Division. Once You reallocate your income payment into the Fixed Income Option, You may not later reallocate it into an Investment Division. There is no Withdrawal Charge to make a reallocation.

For us to process a reallocation, You must tell us:

..   The percentage of the income payment to be reallocated;

..   The Investment Divisions (or Fixed Income Option) to which You want to reallocate your income payment; and

..   The Investment Divisions from which You want to reallocate your income payment.

We may require that You use our original forms to make reallocations.

Reallocations will be made at the end of the business day, at the close of the Exchange, if received in Good Order prior to the close of the Exchange, on that business day. All other reallocation requests will be processed on the next business day.

When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

..   First, we update the income payment amount to be reallocated from the
    Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

..   Second, we use the AIR to calculate an updated annuity purchase rate based upon your age, if applicable, and expected future income payments at the time of the reallocation;

..   Third, we calculate another updated annuity purchase rate using our current annuity purchase rates for the Fixed Income Option on the date of your reallocation;

..   Finally, we determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

You generally may make a reallocation on any day the Exchange is open. At a future date we may limit the number of reallocations You may make, but never to fewer than one a month. If we do so, we will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

Here are examples of the effect of a reallocation on the income payment:

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

..   Suppose You choose to reallocate 40% of your income payment supported by
    Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, your income payment supported by Investment Division B will be increased by $40 and your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

Please see the "Transfer Privilege" section regarding our transfer restriction policies and procedures.

CHARGES

   You pay the Basic Death Benefit Separate Account charge for your Contract class during the pay-out phase of the Deferred Annuity. In addition, You pay the applicable investment-related charge during the pay-out phase of your Deferred Annuity. During the pay-out phase, we reserve the right to deduct the $30 Annual Contract Fee. If we do so, it will be deducted pro-rata from each income payment. The Separate Account charge You pay will not reduce the number of annuity units credited to You. Instead, we deduct the charges as part of the calculation of the Annuity Unit Value.

GENERAL INFORMATION

ADMINISTRATION

All transactions will be processed in the manner described below.

PURCHASE PAYMENTS

Send your purchase payments, by check, cashier's check or certified check, made payable to "MetLife," to MetLife Preference Plus Select, P.O. Box 371537, Pittsburgh, PA 15250-7537. (We reserve the right to receive purchase payments by other means acceptable to us.) We do not accept cash, money orders or traveler's checks. We will provide You with all necessary forms. We must have all documents in Good Order to credit your purchase payments. If You send your purchase payments or transaction requests to an address other than the one we have designated for receipt of such purchase payments or requests, we may return the purchase payment to You, or there may be delay in applying the purchase payment or transaction to your Contract.

We reserve the right to refuse purchase payments made via a personal check in excess of $100,000. Purchase payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a purchase payment may determine how soon subsequent disbursement requests may be fulfilled.

Purchase payments (including any portion of your Account Balance under a Deferred Annuity which You apply to a pay- out option) are effective and valued as of the close of the Exchange on the day we receive them in Good Order at your Administrative Office, except when they are received:

..   On a day when the Accumulation Unit Value/Annuity Unit Value is not calculated, or

..   After the close of the Exchange.

In those cases, the purchase payments will be effective the next day the Accumulation Unit Value or Annuity Unit Value, as applicable, is calculated.

We reserve the right to credit your initial purchase payment to You within two days after its receipt at your Administrative Office or MetLife sales office, if applicable. However, if You fill out our forms incorrectly or incompletely or other documentation is not completed properly or otherwise not in Good Order, we have up to five business days to credit the payment. If the problem cannot be resolved by the fifth business day, we will notify You and give You the reasons for the delay. At that time, You will be asked whether You agree to let us keep your money until the problem is resolved. If You do not agree or we cannot reach You by the fifth business day, your money will be returned.

CONFIRMING TRANSACTIONS

You will receive a written statement confirming that a transaction was recently completed. Certain transactions made on a periodic basis, such as check-o-matic, Systematic Withdrawal Program payments, and automated investment strategy transfers, may be confirmed quarterly. Unless You inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

PROCESSING TRANSACTIONS

We permit You to request transactions by mail and telephone. We make Internet access available to You. We may suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right not to accept requests for transactions by facsimile.

If mandated by applicable law, including, but not limited to, Federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block a Contract owner's account and, consequently, refuse to implement requests for transfers, withdrawals, surrenders or death benefits, until instructions are received from the appropriate governmental authority.

BY TELEPHONE OR INTERNET

You may obtain information and initiate a variety of transactions by telephone or the Internet virtually 24 hours a day, 7 days a week, unless prohibited by state law. Some of the information and transactions accessible to You include:

..   Account Balance

..   Unit Values

..   Current rates for the Fixed Account

..   Transfers

..   Changes to investment strategies

..   Changes in the allocation of future purchase payments.

Your transaction must be in Good Order and completed prior to the close of the Exchange on one of our business days if You want the transaction to be valued and effective on that day. Transactions will not be valued and effective on a day when the Accumulation or Annuity Unit Value is not calculated or after the close of the Exchange. We will value and make effective these transactions on our next business day.

We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.

Response times for the telephone or Internet may vary due to a variety of factors, including volumes, market conditions and performance of the systems. We are not responsible or liable for:

..   any inaccuracy, error, or delay in or omission of any information You transmit or deliver to us; or

..   any loss or damage You may incur because of such inaccuracy, error, delay or omission; non-performance; or any interruption of information beyond our control.

TELEPHONE AND COMPUTER SYSTEMS

Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Administrative Office.

AFTER YOUR DEATH

If we are presented with notification of your death before any requested transaction is completed (including transactions under automated investment strategies, the Enhanced Dollar Cost Averaging Program, the minimum distribution program and the Systematic Withdrawal Program), we will cancel the request. As described above, the death benefit will be determined when we receive due proof of death and an election for the payment method. If the Beneficiary is your spouse, the spouse may be substituted as the Contract Owner of the Deferred Annuity and continue the Contract. We permit the Beneficiary of a Traditional IRA Deferred Annuity to hold the Deferred Annuity in your name for his/her benefit. If You are receiving income payments, we will cancel the request and continue making payments to your Beneficiary if your income type so provides. Or, depending on the income type, we may continue making payments to a joint Annuitant.

ABANDONED PROPERTY REQUIREMENTS

Every state has unclaimed property laws which generally declare non-ERISA ("Employees Retirement Income Security Act of 1974") annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payment may begin under the Contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or You last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your beneficiary steps forward to claim it with the proper documentation. To prevent your Contract's proceeds from being paid to the state abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call 1-800-638-7732 to make such changes.

MISSTATEMENT

We may require proof of age or sex (where permitted) of the Owner, Annuitant or Beneficiary before making any payments under this Contract that are measured by the Owner's, Annuitant's or Beneficiary's life. If the age or sex (where permitted) of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age and sex (where permitted).

Once income payments have begun, any overpayments or underpayments will be made up in one sum with the next income payment in a manner agreed to by us. Any overpayments will be deducted first from future income payments. In certain states we may be required to pay interest on any underpayment.

THIRD PARTY REQUESTS

Generally, we only accept requests for transactions or information from You. In addition, we reserve the right not to accept or to process transactions requested on your behalf by third parties. This includes processing transactions by an agent You designate, through a power of attorney or other authorization, who has the ability to control the amount and timing of transfers/reallocations for a number of other Contract owners and who simultaneously makes the same request or series of requests on behalf of other Contract owners.

VALUATION -- SUSPENSION OF PAYMENTS

We separately determine the Accumulation Unit Value and Annuity Unit Value, as applicable, for each Investment Division once each day when the Exchange is open for trading. If permitted by law, we may change the period between calculations but we will give You 30 days notice.

When You request a transaction, we will process the transaction on the basis of the Accumulation Unit Value or Annuity Unit Value next determined after receipt of the request. Subject to our procedure, we will make withdrawals and transfers/reallocations at a later date, if You request. If your withdrawal request is to elect a variable pay-out option under your Deferred Annuity, we base the number of annuity units You receive on the next available Annuity Unit Value.

We reserve the right to suspend or postpone payment for a withdrawal or transfer/reallocation when:

..   rules of the Securities and Exchange Commission so permit (trading on the
    Exchange is restricted, the Exchange is closed other than for customary weekend or holiday closings or an emergency exists which makes pricing or sale of securities not practicable); or

..   during any other period when the Securities and Exchange Commission by order so permits.

CYBERSECURITY RISKS

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife and the Separate Account, as well as Contract Owners and their Contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

ADVERTISING PERFORMANCE

     We periodically advertise the performance of the Investment Divisions. You may get performance information from a variety of sources including your quarterly statements, your MetLife representative, the Internet, annual reports and semiannual reports. All performance numbers are based upon historical earnings. These numbers are not intended to indicate future results.

We may state performance in terms of "yield," "change in Accumulation Unit Value/Annuity Unit Value," "average annual total return" or some combination of these terms.

YIELD is the net income generated by an investment in a particular Investment Division for 30 days or a month. These figures are expressed as percentages. This percentage yield is compounded semiannually; for the money market Investment Division, we state yield for a seven day period.

CHANGE IN ACCUMULATION/ANNUITY UNIT VALUE ("Non-Standard Performance") is calculated by determining the percentage change in the value of an accumulation (or annuity) unit for a certain period. These numbers may also be annualized. Change in Accumulation/Annuity Unit Value may be used to demonstrate performance for a hypothetical investment (such as $10,000) over a specified period. These performance numbers reflect the deduction of the Separate Account charges (with the Basic Death Benefit), the additional Separate Account charge for the American Funds Bond, American Funds Growth, American Funds Growth-Income and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee; however, yield and change in Accumulation/Annuity Unit Value performance do not reflect the possible imposition of Withdrawal Charges and the charge for the EDB I, the Earnings Preservation Benefit, GMIBs, the GWBs or GMAB. Withdrawal charges would reduce performance experience.

AVERAGE ANNUAL TOTAL RETURN ("Standard Performance") calculations reflect the Separate Account charge, the additional Separate Account charge for the American Funds Growth, American Funds Growth-Income, American Funds Bond, and American Funds Global Small Capitalization Investment Divisions and the Annual Contract Fee and applicable Withdrawal Charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity. These figures also assume a steady annual rate of return. They assume that combination of optional benefits (including the greater of Annual Step-Up or 5% Annual Increase Death Benefit) that would produce the greatest total Separate Account charge.

Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and Withdrawal Charges.

We may calculate performance for certain investment strategies including Equity Generator and each asset allocation model of the Index Selector. We calculate the performance as a percentage by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value based on historical performance at the end of that period. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the EDB I, the Earnings Preservation Benefit, GMIBs, GMAB or the GWBs. This percentage return assumes that there have been no withdrawals or other unrelated transactions.

For purposes of presentation of Non-Standard Performance, we may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, we calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds(R) Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date.

We may also present average annual total return calculations which reflect all Separate Account charges and applicable Withdrawal Charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

Past performance is no guarantee of future results.

We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment- related charges and the charge for the optional benefit being illustrated.

We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

Any illustration should not be relied on as a guarantee of future results.

CHANGES TO YOUR DEFERRED ANNUITY

     We have the right to make certain changes to your Deferred Annuity, but only as permitted by law. We make changes when we think they would best serve the interest of annuity Contract owners or would be appropriate in carrying out the purposes of the Deferred Annuity. If the law requires, we will also get your approval and the approval of any appropriate regulatory authorities. Examples of the changes we may make include:

..   To operate the Separate Account in any form permitted by law.

..   To take any action necessary to comply with or obtain and continue any exemptions under the law (including favorable treatment under the Federal income tax laws) including limiting the number, frequency or types of transfers/reallocations permitted.

..   To transfer any assets in an Investment Division to another Investment
    Division, or to one or more separate accounts, or to our general account, or to add, combine or remove Investment Divisions in the Separate Account.

..   To substitute for the Portfolio shares in any Investment Division, the shares of another class of the Metropolitan Fund, the Met Investors Fund or the shares of another investment company or any other investment permitted by law.

..   To make any necessary technical changes in the Deferred Annuities in order to conform with any of the above- described actions.

If any changes result in a material change in the underlying investments of an Investment Division in which You have a balance or an allocation, we will notify You of the change. You may then make a new choice of Investment Divisions. For Deferred Annuities issued in Pennsylvania, we will ask your approval before making any technical changes. We will notify You of any changes to your Separate Account.

VOTING RIGHTS

   Based on our current view of applicable law, You have voting interests under your Deferred Annuity concerning Metropolitan Fund, Met Investors Fund or
American Funds(R) proposals that are subject to a shareholder vote. Therefore, You are entitled to give us instructions for the number of shares which are deemed attributable to your Deferred Annuity.

We will vote the shares of each of the underlying Portfolios held by the Separate Account based on instructions we receive from those having a voting interest in the corresponding Investment Divisions. However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our own judgment.

You are entitled to give instructions regarding the votes attributable to your Deferred Annuity in your sole discretion.

There are certain circumstances under which we may disregard voting instructions. However, in this event, a summary of our action and the reasons for such action will appear in the next semiannual report. If we do not receive your voting instructions, we will vote your interest in the same proportion as represented by the votes we receive from other investors. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Shares of the Metropolitan Fund, the Met Investors Fund or the American Funds(R) that are owned by our general account or by any of our unregistered separate accounts will be voted in the same proportion as the aggregate of:

..   The shares for which voting instructions are received, and

..   The shares that are voted in proportion to such voting instructions.

However, if the law or the interpretation of the law changes, we may decide to exercise the right to vote the Portfolio's shares based on our judgment.

WHO SELLS THE DEFERRED ANNUITIES

MetLife Investors Distribution Company ("MLIDC") is the principal underwriter and distributor of the securities offered through this Prospectus. MLIDC, which is our affiliate, also acts as the principal underwriter and distributor of some of the other Variable Annuity contracts and variable life insurance policies we and our affiliated companies issue. We reimburse MLIDC for expenses MLIDC incurs in distributing the Deferred Annuity (e.g., commissions payable to the retail broker- dealers who sell the Deferred Annuities, including our affiliated broker-dealers.) MLIDC does not retain any fees under the Deferred Annuities.

MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, New York 10036. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

The Deferred Annuities are sold through MetLife licensed sales representatives who are associated with our affiliated broker-dealer MetLife Securities, Inc. ("MSI"), which is paid compensation for the promotion and sale of the Deferred Annuities. MSI is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is also a member of FINRA. The Deferred Annuities may also be sold through other registered broker-dealers. The Deferred Annuities may also be sold through the mail, the Internet or by telephone.

There is no front-end sales load deducted from purchase payments to pay sales commissions. Distribution costs are recovered through the charges and deductions under the Deferred Annuities. Our sales representatives must meet a minimum level of sales production in order to maintain their agent status with us. Sales representatives can meet the minimum level of sales production through sales of proprietary and/or non-proprietary products. (Proprietary products are those issued by us or our affiliates.) However, sales representatives can meet a lower alternative minimum level of sales production if the sales representative focuses on sales of proprietary products. Therefore, a sales representative may have an incentive to favor the sale of proprietary products. Moreover, because the managers who supervise the representatives receive a higher level of compensation based on sales of proprietary products, these sales managers have an incentive to promote the sale of proprietary products.

Our sales representatives receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. With respect to the Deferred Annuities, the maximum gross dealer concession ranges from 1.00% to 7.15% (depending on class purchased) of each purchase payment each year the Contract is in force and, starting in the second Contract Year, ranges from 0.00% to 1.00% (depending on the class purchased) of the Account Balance each year that the Contract is in force for servicing the Contract. Gross dealer concession may also be credited when the Contract is annuitized. The amount of gross dealer concession credited upon annuitization depends on several factors, including the number of years the Contract has been in force.

A sales representative is entitled to part or all of the gross dealer concession. The percentage to which the representative is entitled is determined by a sliding-scale formula that takes into account the total amount of proprietary and non- proprietary products sold and serviced by the representative.

Our sales representatives and their managers may be eligible for additional cash compensation, such as bonuses and expense allowances (that may be tied to sales of specific products), equity awards (such as stock options), training allowances, supplemental compensation, product level add-ons controlled at the local and company levels, financing arrangements, special loan repayment options, marketing support, medical and other insurance benefits, and retirement benefits and other benefits. Since some of this additional compensation, in particular, life insurance, disability and retirement benefits is based primarily on the amount of proprietary products sold, our sales representatives and their managers have an incentive to favor the sale of proprietary products. Sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional cash compensation. Moreover, managers may be eligible for additional cash compensation based on the sales production of the sales representatives that the manager supervises. The business unit responsible for the operation of our distribution system is also eligible to receive an amount of compensation.

Our sales representatives and their managers may be eligible for non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sale of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional services and other support services.

MLIDC also pays compensation for the sale of the Deferred Annuities by unaffiliated broker-dealers. The compensation paid to unaffiliated broker-dealers for sales of the Deferred Annuities is generally not expected to exceed, on a present value basis, the aggregate amount of total compensation that is paid with respect to sales made through MetLife representatives. (The total compensation includes payments that we make to our business unit that is responsible for the operation of the distribution systems through which the Deferred Annuities are sold.) Broker-dealers pay their sales representatives all or a portion of the commissions received for their sales of the Deferred Annuities. Some firms may retain a portion of commissions. The amount that the broker-dealer passes on to its sales representatives is determined in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Sales representatives of these selling firms may also receive non-cash compensation pursuant to their firm's guidelines, directly from us or the Distributor. We and our affiliates may also provide sales support in the form of training, sponsoring conferences, defraying expenses at vendor meetings, providing promotional literature and similar services. An unaffiliated broker-dealer or sales representatives of an unaffiliated broker-dealer may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates. Ask your sales representative further information about what your sales representative and the broker-dealer for which he or she works may receive in connection with your purchase of a Contract.

FINANCIAL STATEMENTS

Our financial statements and the financial statements of the Separate Account have been included in the SAI.

YOUR SPOUSE'S RIGHTS

If You received your Contract through a qualified retirement plan and your plan is subject to ERISA (the Employee Retirement Income Security Act of 1974) and You are married, the income payments, withdrawal and loan provisions, and methods of payment of the death benefit under your Deferred Annuity may be subject to your spouse's rights.

If your benefit is worth $5,000 or less, your plan may provide for distribution of your entire interest in a lump sum without your spouse's consent.

Any reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

For details or advice on how the law applies to your circumstances, consult your tax adviser or attorney.

WHEN WE CAN CANCEL YOUR DEFERRED ANNUITY

We may cancel your Deferred Annuity only if we do not receive any purchase payments from You for 24 consecutive months (36 consecutive months in New York State) and your Account Balance is less than $2,000. Accordingly, no Deferred Annuity will be terminated due solely to negative investment performance. We will only do so to the extent allowed by law. If we do so, we will return the full Account Balance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA SEP and SIMPLE IRA Deferred Annuity. We will not terminate the Deferred Annuity if it includes an LWG or a GMAB. In addition, we will not terminate any Deferred Annuity that includes a GWB or a GMIB or a guaranteed death benefit if at the time the termination would otherwise occur the Income Base/ Benefit Base of the optional benefit, or the guaranteed amount under any death benefit, is greater than the Account Balance. For all other Deferred Annuities, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals. We will not exercise this provision, under Deferred Annuities issued in New York. However, if your plan determines to terminate the Deferred Annuity at a time when You have an Income Base/Benefit Base of the optional benefit or a guaranteed amount under any death benefit that is greater than the Account Balance, You forfeit any Income Base/Benefit Base of the optional benefit or any guaranteed amount under any death benefit You have accrued upon termination of the Deferred Annuity.

FEDERAL TAX CONSIDERATIONS

INTRODUCTION

   The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Internal Revenue Code (the "Code") and the provisions of the Code that govern the Deferred Annuities are complex and subject to change. The applicability of Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect You and your Deferred Annuity. Nor does this discussion address other Federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the Deferred Annuity. As a result, You should always consult a tax adviser for complete information and advice applicable to your individual situation.

You are responsible for determining whether your purchase of a Deferred Annuity, withdrawals, income payments and any other transactions under your Deferred Annuity satisfy applicable tax law.

We do not expect to incur Federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under Federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Portfolios to foreign jurisdictions.

Any Code reference to "spouse" includes those persons who are married spouses under state law, regardless of sex.

NON-QUALIFIED ANNUITY CONTRACTS

A "non-qualified" annuity contract discussed here assumes the Deferred Annuity is an annuity contract for Federal income tax purposes, but the Deferred Annuity is not held in a tax qualified "plan" defined by the Code. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457(b) or governmental 457(b) plans. Deferred Annuities owned through such plans are referred to below as "qualified" contracts.

INVESTOR CONTROL

In certain circumstances, owners of variable annuity non-qualified contracts have been considered to be the owners of the assets of the underlying Separate Account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Deferred Annuity, such as the number of Portfolios available and the flexibility of the contract owner to allocate purchase payments and transfer amounts among the Portfolios have not been addressed in public rulings. While we believe that the Deferred Annuity does not give the contract owner investment control over Separate Account assets, we reserve the right to modify the Deferred Annuity as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the Deferred Annuity.

ACCUMULATION

Generally, an owner of a non-qualified annuity contract is not taxed on increases in the value of the Deferred Annuity until there is a distribution from the Deferred Annuity, either as surrenders, partial withdrawals or income payments. This deferral of taxation on accumulated value in the Deferred Annuity is limited to Deferred Annuities owned by or held for the benefit of "natural persons." A Deferred Annuity will be treated as held by a natural person even if the nominal owner is a trust or other entity which holds the Deferred Annuity as an agent for a natural person.

In contrast, a Deferred Annuity owned by other than a "natural person," such as a corporation, partnership, trust or other entity, will be taxed currently on the increase in accumulated value in the Deferred Annuity in the year earned. Note that in this regard, an employer which is the owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees would be considered a non-natural owner and the annual increase in the Account Balance would be subject to current income taxation.

SURRENDERS OR WITHDRAWALS--EARLY DISTRIBUTION

If You take a withdrawal from your Deferred Annuity, or surrender your Deferred Annuity prior to the date You commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount You receive will be treated first as coming from earnings (and thus subject to income tax) and then from your purchase payments (which are not subject to income tax). If the accumulated value is less than your purchase payments upon surrender of your Deferred Annuity, You might be able to claim the loss on your Federal income taxes as a miscellaneous itemized deduction.

The portion of any withdrawal or distribution from an annuity contract that is subject to income tax will also be subject to a 10% Federal income tax penalty for "early" distribution if such withdrawal or distribution is taken prior to You reaching age 59 1/2, unless the distribution was made:

   (a)on account of your death or disability,

   (b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary, or

   (c)under certain immediate income annuities providing for substantially equal payments made at least annually.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

If your Deferred Annuity has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax purchase payment.

For non-qualified contracts, amounts received under the exercise of a partial withdrawal may be fully includable in taxable income. The entire amount of the withdrawal could be treated as taxable income. Exercise of either withdrawal feature may adversely impact the amount of subsequent payments which can be treated as a nontaxable return of investment.

TREATMENT OF SEPARATE ACCOUNT CHARGES

It is possible that at some future date the Internal Revenue Service ("IRS") may consider that Deferred Annuity charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the Deferred Annuity to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the Deferred Annuity and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% Federal income tax penalty as an early distribution, as described above.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the Account Balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

AGGREGATION

If You purchase two or more deferred annuity contracts from MetLife (or its affiliates) during the same calendar year (after October 21, 1988), the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% Federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, You should consult a tax adviser if You are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (See "Taxation of Payments in Annuity Form" below).

EXCHANGES/TRANSFERS

The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. The exchange for another annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than annuity payments made for life, joint lives, or for a term of 10 years or more. Otherwise, a withdrawal or "deemed" distribution may be includible in your taxable income (plus a 10% Federal income tax penalty) to the extent that the accumulated value of your annuity exceeds your investment in the Deferred Annuity (your "gain"). The opportunity to make partial annuity exchanges was provided by the IRS in 2011 and some ramifications of such an exchange remain unclear. If the annuity contract is exchanged in part for an additional annuity contract, a distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. It is not clear whether this guidance applies to a partial exchange involving long-term care contracts. Consult your tax adviser prior to a partial exchange.

A transfer of ownership of the Deferred Annuity, or the designation of an annuitant or other beneficiary who is not also the contract owner, may result in income or gift tax consequences to the contract owner. You should consult your tax adviser if You are considering such a transfer or assignment.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner (under the rules for withdrawals or income payments, whichever is applicable).

After your death, any death benefit determined under the Deferred Annuity must be distributed according to certain rules. The method of distribution that is required depends on whether You die before or after the Annuity Starting Date. If You die on or after the Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before the Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years. Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner. For Deferred Annuities owned by a non-natural person, the required distribution rules apply upon the death of the annuitant. If there is more than one annuitant of a Deferred Annuity held by a non-natural person, then such required distributions will be triggered by the death of the first co-annuitant.

TAXATION OF PAYMENTS IN ANNUITY FORM

When payments are received from the Deferred Annuity in the form of an annuity, normally the annuity payments are taxable as ordinary income to the extent that payments exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio of a Deferred Annuity is determined at the time the Deferred Annuity's accumulated value is converted to an annuity form of distribution. Generally, the applicable exclusion ratio is your investment in the Deferred Annuity divided by the total payments You are expected to receive based on IRS rules which consider such factors, such as the form of annuity and mortality. The excludable portion of each annuity payment is the return of investment in the Deferred Annuity and it is excludable from your taxable income until your investment in the Deferred Annuity is fully recovered. We will make this calculation for You. However, it is possible that the IRS could conclude that the taxable portion of income payments under a non-qualified contract is an amount greater -- or less -- than the taxable amount determined by us and reported by us to You and the IRS.

Once You have recovered the investment in the Deferred Annuity, further annuity payments are fully taxable. If You die before your investment in the Deferred Annuity is fully recovered, the balance of your investment may be deducted on your last tax return, or if annuity payments continue after your death, the balance may be deducted by your beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date. Once annuity payments have commenced, You may not be able to make transfer withdrawals to another non-qualified annuity contract or a long-term care contract in a tax- free exchange.

If the Deferred Annuity allows, You may elect to convert less than the full value of your Deferred Annuity to an annuity form of pay-out (i.e., "partial annuitization.") In this case, your investment in the Deferred Annuity will be pro-rated between the annuitized portion of the Deferred Annuity and the deferred portion. An exclusion ratio will apply to the annuity payments as described above, provided the annuity form You elect is payable for at least 10 years or for the life of one or more individuals.

3.8% TAX ON NET INVESTMENT INCOME

Federal tax law imposes a 3.8% Medicare tax on the lesser of:

   (1)the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or

   (2)the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise).

"Net investment income" in Item 1 above does not include distributions from tax qualified plans, (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A or 457(b), but such income will increase modified adjusted gross income in Item 2 above.

You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from non-qualified annuity contracts differently than in the U.S.

Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.

The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences. You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if You are a resident of Puerto Rico.

QUALIFIED ANNUITY CONTRACTS

INTRODUCTION

   The Deferred Annuity may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans"). Tax-qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities ("TSA"), 408 or
"IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" or 457 (b) or
457(b) governmental plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the Deferred Annuity with the various types of qualified plans. Adverse tax consequences may result if You do not ensure that contributions, distributions and other transactions with respect to the Deferred Annuity comply with the law.

The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the Deferred Annuity.

We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.

All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.

A Deferred Annuity may also be available in connection with an employer's non-qualified deferred compensation plan and qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. We do not provide tax advice. Please consult your tax adviser about your particular situation.

ACCUMULATION

The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that You may claim for that contribution are limited under qualified plans. See the SAI for a description of qualified plan types and annual current contribution limitations which are subject to change from year-to-year.

Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle You to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give You a tax deduction. Contributions may also consist of transfers or rollovers as described below which are not subject to the annual limitations on contributions.

The Deferred Annuity will accept as a single purchase payment a transfer or rollover from another IRA or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b) or governmental 457(b) plan.) It will also accept a rollover or transfer from a SIMPLE IRA after the taxpayer has participated in such arrangement for at least two years. As part of the single purchase payment, the IRA Contract will also accept an IRA contribution subject to the Code limits for the year of purchase.

For income annuities established as "pay-outs" of SIMPLE IRAs, the Deferred Annuity will only accept a single purchase payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b) or 457(b) plan), the Deferred Annuity will only accept as its single purchase payment a transfer from such employer retirement plan.

TAXATION OF ANNUITY DISTRIBUTIONS

If contributions are made on a "before tax" basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Deferred Annuity. Withdrawals attributable to any after-tax contributions are your basis in the Deferred Annuity and not subject to income tax (except for the portion of the withdrawal allocable to earnings). Under current Federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

If You meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings are free from Federal income taxes.

With respect to IRA Contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

GUARANTEED WITHDRAWAL BENEFITS

If You have purchased the Lifetime Withdrawal Guarantee benefit ("LWG"), where otherwise made available, note the following:

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the account balance of the Deferred Annuity.

If You have purchased the GWB I, Enhanced GWB or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the account balance (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, MetLife intends to report such withdrawals using the account balance rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the account balance, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the account balance goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income annuity payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

MetLife reserves the right to change its tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).

WITHDRAWALS PRIOR TO AGE 59 1/2

A taxable withdrawal or distribution from a qualified plan which is subject to income tax may also be subject to a 10% Federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE plan Deferred Annuities if the distribution occurs within the first 2 years of your participation in the plan.

These exceptions include distributions made:

(a)on account of your death or disability, or

(b)as part of a series of substantially equal periodic payments payable for your life or joint lives of You and your designated beneficiary and You are separated from employment.

If You receive systematic payments that You intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% Federal income tax penalty with interest. Such modifications may include additional purchase payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Deferred Annuity.

In addition, a withdrawal or distribution from a qualified annuity Deferred Annuity other than an IRA (including SEPs and SIMPLEs) will avoid the penalty if: (1) the distribution is on separation from employment after age 55; (2) the distribution is made pursuant to a qualified domestic relations order ("QDRO");
(3) the distribution is to pay deductible medical expenses; or (4) if the distribution is to pay IRS levies (and made after December 31, 1999).

In addition to death, disability and as part of a series of substantially equal periodic payments as indicated above, a withdrawal or distribution from an IRA (including SEPs and SIMPLEs and Roth IRAs) will avoid the penalty (1) if the distribution is to pay deductible medical expenses; (2) if the distribution is to pay IRS levies (and made after December 31, 1999); (3) if the distribution is used to pay for medical insurance (if You are unemployed), qualified higher education expenses, or for a qualified first time home purchase up to $10,000. Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.

ROLLOVERS

Your Deferred Annuity is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., You may not transfer it to someone else).

Under certain circumstances, You may be able to transfer amounts distributed from your Deferred Annuity to another eligible retirement plan or IRA.

You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. No other rollovers or transfers can be made to your SIMPLE IRA. Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that You participate in the SIMPLE IRA plan. After this two year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.

Generally, a distribution may be eligible for rollover. Certain types of distributions cannot be rolled over, such as distributions received on account of:

   (a)minimum distribution requirements, or

   (b)financial hardship.

20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS

For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for Federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if You assign or transfer a withdrawal from the Deferred Annuity directly into another qualified plan or IRA. Similarly, You may be able to avoid withholding on a transfer into the Deferred Annuity from an existing qualified plan You may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules which determine the withholding amounts.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the contract owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).

Distributions required from a qualified annuity contract following your death depend on whether You die before You had converted your Deferred Annuity to an annuity form and started taking annuity payments (your Annuity Starting Date). If You die on or after your Annuity Starting Date, the remaining portion of the interest in the Deferred Annuity must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If You die before your Annuity Starting Date, the entire interest in the Deferred Annuity must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated beneficiary (provided such payments begin within one year of your death). Your designated beneficiary is the person to whom benefit rights under the Deferred Annuity pass by reason of death; the beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.

Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the Deferred Annuity may be continued with your spouse as the owner. If your spouse is your beneficiary, and your Deferred Annuity permits, your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If your spouse is your sole beneficiary, he or she may elect to rollover the death proceeds into his or her own IRA.

If your beneficiary is not your spouse and your plan and Deferred Annuity permit, your beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse beneficiary may not treat the inherited IRA as his or her own IRA.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, You must begin receiving retirement plan withdrawals by April 1 following the latter of:

   (a)the calendar year in which You reach age 70 1/2, or

   (b)the calendar year You retire, provided You do not own more than 5% of your employer.

For IRAs (including SEPs and SIMPLEs), You must begin receiving withdrawals by April 1 of the year after You reach age 70 1/2 even if You have not retired.

A tax penalty of 50% applies to the amount by which the required minimum distribution exceeds the actual distribution.

You may not satisfy minimum distributions for one employer's qualified plan (i.e., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEPs and SIMPLEs). The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.

Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the portfolios but also with respect to actuarial gains.

The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If You intend to receive your minimum distributions which are payable over the joint lives of You and a beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of You and your non-spousal beneficiary), be advised that Federal tax rules may require that payments be made over a shorter period or may require that payments to the beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own Deferred Annuity.

Required minimum distribution rules that apply to other types of IRAs while You are alive do not apply to Roth IRAs. However, in general, the same rules with respect to minimum distributions required to be made to a beneficiary after your death under other IRAs do apply to Roth IRAs.

ADDITIONAL INFORMATION REGARDING IRAS

PURCHASE PAYMENTS

   Traditional IRA purchase payments (except for permissible rollovers and direct transfers) are generally not permitted after You attain age 70 1/2.
Except for permissible rollovers and direct transfers, purchase payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A purchase payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If You or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If You exceed purchase payment limits You may be subject to a tax penalty.

Roth IRA purchase payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" purchase payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual purchase payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If You exceed purchase payment limits, You may be subject to a tax penalty.

WITHDRAWALS

If and to the extent that Traditional IRA purchase payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible purchase payments. This portion is generally determined based upon the ratio of all non-deductible purchase payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless You elect otherwise. The amount we withhold is determined by the Code.

Generally, withdrawal of earnings from Roth IRAs are free from Federal income tax if (1) they are made at least five taxable years after your first purchase payment to a Roth IRA; and (2) they are made on or after the date You reach age 59 1/2 and upon your death, disability or qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from purchase payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless You elect otherwise. The amount will be determined by the Code.

CONVERSION

Traditional IRAs may be converted to Roth IRAs. Except to the extent You have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% Federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the account balance; as well as adding back certain loads and charges incurred during the prior twelve month period. Your Deferred Annuity may include such benefits and applicable charges. Accordingly, if You are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the account balance at the date of conversion.

A Roth IRA contract may also be re-characterized as a Traditional IRA, if certain conditions are met. Please consult your tax adviser.

DISTINCTION FOR PUERTO RICO CODE

ROLLOVER

   Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA
Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA
Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code
Section 401(a). The
IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

Similar to the IRS Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse" spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same- sex marriage. Thus, for ERISA purposes as well as Federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction, like Puerto Rico, that does not recognize same-sex marriage.

LEGAL PROCEEDINGS

  In the ordinary course of business, MetLife, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and Federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, MetLife does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its Contract with the Separate Account or of MetLife to meet its obligations under the Contracts.

TABLE OF CONTENTS FOR THE STATEMENT

OF ADDITIONAL INFORMATION


                    INDEPENDENT REGISTERED PUBLIC
                      ACCOUNTING FIRM

                    PRINCIPAL UNDERWRITER

                    CUSTODIAN

                    DISTRIBUTION AND PRINCIPAL
                      UNDERWRITING AGREEMENT

                    EXPERIENCE FACTOR

                    VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN

                        AMOUNT OF INCOME PAYMENTS

                        ANNUITY UNIT VALUE

                        REALLOCATION PRIVILEGE

                        CALCULATING THE ANNUITY UNIT VALUE

                        DETERMINING THE VARIABLE INCOME
                          PAYMENT

                    ADVERTISEMENT OF THE SEPARATE ACCOUNT

                    VOTING RIGHTS

                        DISREGARDING VOTING RIGHTS

                    TAXES

                        NON-QUALIFIED ANNUITY CONTRACTS

                        QUALIFIED ANNUITY CONTRACTS

                        TYPES OF QUALIFIED PLANS

                        ERISA

                        FEDERAL ESTATE TAXES

                        GENERATION-SKIPPING TRANSFER TAX

                        ANNUITY PURCHASE PAYMENTS BY
                          NONRESIDENT ALIENS AND FOREIGN
                          CORPORATIONS

                    WITHDRAWALS

                    ACCUMULATION UNIT VALUES TABLES

                    FINANCIAL STATEMENTS OF SEPARATE
                      ACCOUNT

                    FINANCIAL STATEMENTS OF METLIFE

APPENDIX A

PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to your annuity.


                     Non-Qualified Qualified
                     Annuities     Annuities
                     ------------- ---------
  California (1).... 2.35%         0.50%
  Florida (2)....... 1.00%         1.00%
  Maine (3)......... 2.00%         0.00%
  Nevada (4)........ 3.50%         0.00%
  Puerto Rico (5)... 1.00%         1.00%
  South Dakota (6).. 1.25%         0.00%
  West Virginia..... 1.00%         1.00%
  Wyoming (4)....... 1.00%         0.00%

-----------

      /1/California applies the qualified tax rate to plans that qualify under the following Code sections: 401(a), 403(b), 404, 408(b) and 501(a).

      /2/Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.

      /3/Maine applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 403(b), 404, 408, 457 and 501.

      /4/Nevada and Wyoming apply the qualified tax rate to plans that qualify under the following Code sections: 401, 403, 404, 408 and 501.

      /5/We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.

      /6/Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation. South Dakota applies the qualified tax rate to plans that qualify under the following Code sections: 401, 403(b), 404, 408, 457 and 501(a).

APPENDIX B

ACCUMULATION UNIT VALUES FOR EACH INVESTMENT DIVISION

These tables show fluctuations in the Accumulation Unit Values for two of the possible mixes offered within the Deferred Annuity for each Investment Division from year end to year end. A lower charge for the GMIB when it was purchased with either of the optional death benefits was in effect from May 1, 2004 through April 30, 2005. A lower charge for the GMIB Plus I was in effect prior to February 26, 2007. Lower charges for the GMIB Plus II, EDB I and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. These lower charges are not reflected in the tables below. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). The first table shows the Deferred Annuity mix that bears the total highest charge, and the second table shows the Deferred Annuity mix that bears the total lowest charge. The mix with the total highest charge has these features: Bonus Class, the Greater of Annual Step-Up or 5% Annual Increase Death Benefit, Earnings Preservation Benefit. Charges for the EDB I, the optional GMIBs, the optional GWBs, and the optional GMAB are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing the EDB I in lieu of the optional Greater of Annual Step-Up or 5% Annual Increase Death Benefit and the optional GMIB Plus II with the Earnings Preservation Benefit will result in a higher overall charge. The mix with the total lowest charge has these features:
B Class and no optional benefit. All other possible mixes for each Investment Division within the Deferred Annuity appear in the SAI, which is available upon request without charge by calling 1-800-638-7732.

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                             HIGHEST POSSIBLE MIX
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Investment Division                                                                          Year  Unit Value   Unit Value
-------------------                                                                          ---- ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 2012    $10.12       $10.40
                                                                                             2013     10.40        11.30
                                                                                             2014     11.30        11.86

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B) (4/28/2014). 2014      0.99         1.03

American Funds Bond Investment Division+ (Class 2) (5/1/2006)............................... 2006     13.48        14.05
                                                                                             2007     14.05        14.17
                                                                                             2008     14.17        12.53
                                                                                             2009     12.53        13.77
                                                                                             2010     13.77        14.30
                                                                                             2011     14.30        14.81
                                                                                             2012     14.81        15.23
                                                                                             2013     15.23        14.54
                                                                                             2014     14.54        14.93

American Funds Global Small Capitalization Investment Division+ (Class 2)................... 2005     18.19        22.25
                                                                                             2006     22.25        26.94
                                                                                             2007     26.94        31.92
                                                                                             2008     31.92        14.47
                                                                                             2009     14.47        22.78
                                                                                             2010     22.78        27.21
                                                                                             2011     27.21        21.47
                                                                                             2012     21.47        24.76
                                                                                             2013     24.76        30.99
                                                                                             2014     30.99        30.88

                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Investment Division                                                                              Year
-------------------                                                                          ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012).......       0.00
                                                                                                   0.00
                                                                                                   0.00

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B) (4/28/2014).       0.00

American Funds Bond Investment Division+ (Class 2) (5/1/2006)...............................   2,260.99
                                                                                               9,257.00
                                                                                               7,101.80
                                                                                               7,029.29
                                                                                                   4.73
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00

American Funds Global Small Capitalization Investment Division+ (Class 2)...................  19,596.91
                                                                                              24,763.77
                                                                                              28,149.24
                                                                                              23,694.86
                                                                                              22,122.14
                                                                                               6,180.50
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00
                                                                                                   0.00

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Investment Division                                                              Year  Unit Value   Unit Value      Year
-------------------                                                              ---- ------------ ------------ ------------
American Funds Growth Investment Division+ (Class 2)............................ 2005   $102.78      $116.54      11,889.33
                                                                                 2006    116.54       125.35      12,469.33
                                                                                 2007    125.35       137.40      11,555.27
                                                                                 2008    137.40        75.11      10,853.89
                                                                                 2009     75.11       102.18       8,780.01
                                                                                 2010    102.18       118.33       1,750.10
                                                                                 2011    118.33       110.54           0.00
                                                                                 2012    110.54       127.14           0.00
                                                                                 2013    127.14       161.42           0.00
                                                                                 2014    161.42       170.91           0.00

American Funds Growth-Income Investment Division+ (Class 2)..................... 2005     78.48        81.05      10,819.00
                                                                                 2006     81.05        91.12      13,217.06
                                                                                 2007     91.12        93.39      13,454.75
                                                                                 2008     93.39        56.63      10,951.54
                                                                                 2009     56.63        72.52      10,577.71
                                                                                 2010     72.52        78.85       2,314.64
                                                                                 2011     78.85        75.54           0.00
                                                                                 2012     75.54        86.59           0.00
                                                                                 2013     86.59       112.80           0.00
                                                                                 2014    112.80       121.78           0.00

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008). 2008     10.00         6.96         412.25
                                                                                 2009      6.96         8.80      11,907.08
                                                                                 2010      8.80         9.65       6,042.41
                                                                                 2011      9.65         9.23      11,987.26
                                                                                 2012      9.23        10.24      11,987.26
                                                                                 2013     10.24        11.86       5,090.21
                                                                                 2014     11.86        12.29           0.00

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)... 2008      9.99         6.32     111,993.18
                                                                                 2009      6.32         8.27     114,287.06
                                                                                 2010      8.27         9.18      96,059.48
                                                                                 2011      9.18         8.54      74,611.13
                                                                                 2012      8.54         9.70       3,236.88
                                                                                 2013      9.70        11.86       2,622.05
                                                                                 2014     11.86        12.33           0.00

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008). 2008     10.01         7.63      11,468.33
                                                                                 2009      7.63         9.21      32,417.74
                                                                                 2010      9.21         9.89      24,077.26
                                                                                 2011      9.89         9.68       2,044.05
                                                                                 2012      9.68        10.49      58,864.32
                                                                                 2013     10.49        11.63       1,369.67
                                                                                 2014     11.63        12.06           0.00

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012).............. 2012     11.05        11.38           0.00
                                                                                 2013     11.38        10.74           0.00
                                                                                 2014     10.74        10.92           0.00

                                                                                                         Beginning of
                                                                                                             Year
                                                                                                         Accumulation
Investment Division                                                                                 Year  Unit Value
-------------------                                                                                 ---- ------------
Baillie Gifford International Stock Investment Division (Class B).................................. 2005    $11.93
                                                                                                    2006     13.71
                                                                                                    2007     15.58
                                                                                                    2008     16.76
                                                                                                    2009      9.13
                                                                                                    2010     10.87
                                                                                                    2011     11.36
                                                                                                    2012      8.86
                                                                                                    2013     10.34
                                                                                                    2014     11.63

Barclays Aggregate Bond Index Investment Division (Class B)........................................ 2005     12.08
                                                                                                    2006     12.03
                                                                                                    2007     12.20
                                                                                                    2008     12.72
                                                                                                    2009     13.13
                                                                                                    2010     13.47
                                                                                                    2011     13.91
                                                                                                    2012     14.59
                                                                                                    2013     14.77
                                                                                                    2014     14.07

BlackRock Bond Income Investment Division (Class B)................................................ 2005     37.01
                                                                                                    2006     36.95
                                                                                                    2007     37.60
                                                                                                    2008     38.96
                                                                                                    2009     36.67
                                                                                                    2010     39.13
                                                                                                    2011     41.33
                                                                                                    2012     42.94
                                                                                                    2013     45.01
                                                                                                    2014     43.54

BlackRock Capital Appreciation Investment Division (Class B)....................................... 2005     23.19
                                                                                                    2006     24.19
                                                                                                    2007     24.56
                                                                                                    2008     28.42
                                                                                                    2009     17.58
                                                                                                    2010     23.46
                                                                                                    2011     27.39
                                                                                                    2012     24.31
                                                                                                    2013     27.10
                                                                                                    2014     35.47

BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that FI Large Cap Investment Division (Class B))
  (5/1/2006)....................................................................................... 2006     15.66
                                                                                                    2007     15.75
                                                                                                    2008     15.96
                                                                                                    2009      8.58

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)..................... 2012      9.88
                                                                                                    2013     10.14
                                                                                                    2014     10.93

                                                                                                                  Number of
                                                                                                    End of Year  Accumulation
                                                                                                    Accumulation Units End of
Investment Division                                                                                  Unit Value      Year
-------------------                                                                                 ------------ ------------
Baillie Gifford International Stock Investment Division (Class B)..................................    $13.71       6,088.01
                                                                                                        15.58      11,733.97
                                                                                                        16.76       7,917.55
                                                                                                         9.13       5,767.09
                                                                                                        10.87       4,565.85
                                                                                                        11.36       4,828.95
                                                                                                         8.86       1,587.82
                                                                                                        10.34         570.89
                                                                                                        11.63         130.65
                                                                                                        10.99           0.00

Barclays Aggregate Bond Index Investment Division (Class B)........................................     12.03     104,347.97
                                                                                                        12.20     175,669.65
                                                                                                        12.72     164,982.41
                                                                                                        13.13     106,196.81
                                                                                                        13.47      96,300.15
                                                                                                        13.91      89,993.46
                                                                                                        14.59      48,329.35
                                                                                                        14.77      41,735.30
                                                                                                        14.07         820.65
                                                                                                        14.50           0.00

BlackRock Bond Income Investment Division (Class B)................................................     36.95       7,893.69
                                                                                                        37.60       8,645.26
                                                                                                        38.96      12,697.65
                                                                                                        36.67       9,177.68
                                                                                                        39.13       8,186.58
                                                                                                        41.33       8,240.76
                                                                                                        42.94       3,474.55
                                                                                                        45.01       2,281.43
                                                                                                        43.54         510.23
                                                                                                        45.45           0.00

BlackRock Capital Appreciation Investment Division (Class B).......................................     24.19       2,741.85
                                                                                                        24.56       6,579.00
                                                                                                        28.42       8,317.88
                                                                                                        17.58      14,557.19
                                                                                                        23.46      10,163.65
                                                                                                        27.39       9,946.90
                                                                                                        24.31       7,167.21
                                                                                                        27.10       4,717.63
                                                                                                        35.47       3,001.86
                                                                                                        37.66           0.00

BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that FI Large Cap Investment Division (Class B))
  (5/1/2006).......................................................................................     15.75           0.00
                                                                                                        15.96           0.00
                                                                                                         8.58           0.00
                                                                                                         8.92           0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012).....................     10.14           0.00
                                                                                                        10.93           0.00
                                                                                                        11.31           0.00

                                                                                                   Beginning of
                                                                                                       Year     End of Year
                                                                                                   Accumulation Accumulation
Investment Division                                                                           Year  Unit Value   Unit Value
-------------------                                                                           ---- ------------ ------------
BlackRock Large Cap Value Investment Division (Class B)...................................... 2005    $11.51       $11.87
                                                                                              2006     11.87        13.83
                                                                                              2007     13.83        13.93
                                                                                              2008     13.93         8.83
                                                                                              2009      8.83         9.59
                                                                                              2010      9.59        10.20
                                                                                              2011     10.20        10.18
                                                                                              2012     10.18        11.33
                                                                                              2013     11.33        14.59
                                                                                              2014     14.59        15.65

BlackRock Money Market Investment Division (Class B)......................................... 2005     18.06        18.11
                                                                                              2006     18.11        18.51
                                                                                              2007     18.51        18.96
                                                                                              2008     18.96        19.01
                                                                                              2009     19.01        18.62
                                                                                              2010     18.62        18.20
                                                                                              2011     18.20        17.78
                                                                                              2012     17.78        17.38
                                                                                              2013     17.38        16.98
                                                                                              2014     16.98        16.60

Clarion Global Real Estate Investment Division (Class B)..................................... 2005     12.75        14.12
                                                                                              2006     14.12        18.99
                                                                                              2007     18.99        15.77
                                                                                              2008     15.77         8.98
                                                                                              2009      8.98        11.83
                                                                                              2010     11.83        13.43
                                                                                              2011     13.43        12.39
                                                                                              2012     12.39        15.25
                                                                                              2013     15.25        15.43
                                                                                              2014     15.43        17.08

ClearBridge Aggressive Growth Investment Division (Class B).................................. 2005      6.93         7.69
                                                                                              2006      7.69         7.38
                                                                                              2007      7.38         7.38
                                                                                              2008      7.38         4.39
                                                                                              2009      4.39         5.71
                                                                                              2010      5.71         6.91
                                                                                              2011      6.91         6.97
                                                                                              2012      6.97         8.07
                                                                                              2013      8.07        11.49
                                                                                              2014     11.49        13.35

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division
  (Class B))................................................................................. 2005      8.10         8.46
                                                                                              2006      8.46         8.81

                                                                                               Number of
                                                                                              Accumulation
                                                                                              Units End of
Investment Division                                                                               Year
-------------------                                                                           ------------
BlackRock Large Cap Value Investment Division (Class B)......................................   20,493.04
                                                                                                18,855.81
                                                                                                27,445.10
                                                                                                22,432.06
                                                                                                13,124.41
                                                                                                12,861.88
                                                                                                 2,392.56
                                                                                                   332.33
                                                                                                   205.32
                                                                                                     0.00

BlackRock Money Market Investment Division (Class B).........................................        0.00
                                                                                                     0.00
                                                                                                     0.00
                                                                                                 6,331.55
                                                                                                 5,711.69
                                                                                                 5,714.17
                                                                                                 5,711.71
                                                                                                     0.00
                                                                                                     0.00
                                                                                                     0.00

Clarion Global Real Estate Investment Division (Class B).....................................   62,406.06
                                                                                               103,829.51
                                                                                                80,509.83
                                                                                                43,231.44
                                                                                                40,055.85
                                                                                                24,505.95
                                                                                                14,183.25
                                                                                                 1,028.99
                                                                                                 2,863.99
                                                                                                     0.00

ClearBridge Aggressive Growth Investment Division (Class B)..................................    9,274.78
                                                                                                14,905.88
                                                                                                 9,416.59
                                                                                                 9,644.05
                                                                                                 4,797.99
                                                                                                 3,802.41
                                                                                                 2,883.18
                                                                                                   335.51
                                                                                                     0.00
                                                                                                     0.00

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division
  (Class B)).................................................................................        0.00
                                                                                                     0.00

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity Investment
  Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B)) (Class B). 2006   $  8.78
                                                                                                      2007      9.35
                                                                                                      2008      8.60
                                                                                                      2009      3.81
                                                                                                      2010      5.14
                                                                                                      2011      5.39

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty Investment Division (Class B)) (4/30/2007)......... 2007    116.32
                                                                                                      2008    141.83
                                                                                                      2009     80.39
                                                                                                      2010    112.23
                                                                                                      2011    119.98
                                                                                                      2012    108.41
                                                                                                      2013    129.79
                                                                                                      2014    163.35

Frontier Mid Cap Growth Investment Division (Class B)................................................ 2005     32.02
                                                                                                      2006     34.56
                                                                                                      2007     35.96
                                                                                                      2008     42.25
                                                                                                      2009     22.36
                                                                                                      2010     32.57
                                                                                                      2011     36.61
                                                                                                      2012     34.61
                                                                                                      2013     37.44
                                                                                                      2014     48.46

Harris Oakmark International Investment Division (Class B)........................................... 2005     13.56
                                                                                                      2006     15.14
                                                                                                      2007     19.07
                                                                                                      2008     18.43
                                                                                                      2009     10.64
                                                                                                      2010     16.13
                                                                                                      2011     18.35
                                                                                                      2012     15.38
                                                                                                      2013     19.42
                                                                                                      2014     24.77

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........................... 2012      1.01
                                                                                                      2013      1.04
                                                                                                      2014      1.03

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................................................................ 2005     20.48
                                                                                                      2006     22.40
                                                                                                      2007     24.35
                                                                                                      2008     24.55
                                                                                                      2009     12.60
                                                                                                      2010     18.19
                                                                                                      2011     22.41
                                                                                                      2012     20.44

                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity Investment
  Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B)) (Class B).   $  9.35        496.66
                                                                                                           8.60        454.92
                                                                                                           3.81        454.01
                                                                                                           5.14        453.99
                                                                                                           5.39        465.61
                                                                                                           5.72          0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty Investment Division (Class B)) (4/30/2007).........    141.83      1,112.92
                                                                                                          80.39      6,337.55
                                                                                                         112.23      5,447.79
                                                                                                         119.98      4,669.92
                                                                                                         108.41      1,571.12
                                                                                                         129.79        529.50
                                                                                                         163.35        204.55
                                                                                                         169.62          0.00

Frontier Mid Cap Growth Investment Division (Class B)................................................     34.56        351.47
                                                                                                          35.96        342.15
                                                                                                          42.25      1,604.22
                                                                                                          22.36      5,150.56
                                                                                                          32.57      4,551.30
                                                                                                          36.61      4,237.52
                                                                                                          34.61        653.21
                                                                                                          37.44        192.85
                                                                                                          48.46        120.89
                                                                                                          52.51          0.00

Harris Oakmark International Investment Division (Class B)...........................................     15.14     13,426.94
                                                                                                          19.07     21,768.49
                                                                                                          18.43     37,386.16
                                                                                                          10.64     17,901.75
                                                                                                          16.13     14,682.63
                                                                                                          18.35     16,577.67
                                                                                                          15.38      9,337.47
                                                                                                          19.42      1,730.62
                                                                                                          24.77        983.35
                                                                                                          22.81          0.00

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........................      1.04          0.00
                                                                                                           1.03          0.00
                                                                                                           1.06          0.00

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................................................................     22.40     23,315.35
                                                                                                          24.35     33,167.26
                                                                                                          24.55     34,211.63
                                                                                                          12.60     24,143.27
                                                                                                          18.19     19,651.37
                                                                                                          22.41     17,533.27
                                                                                                          20.44      8,148.49
                                                                                                          22.54          0.00

                                                                                                          Beginning of
                                                                                                              Year
                                                                                                          Accumulation
Investment Division                                                                                  Year  Unit Value
-------------------                                                                                  ---- ------------
Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))........................................................................................ 2012    $22.43
                                                                                                     2013     22.92
                                                                                                     2014     29.18

Invesco Small Cap Growth Investment Division (Class B).............................................. 2005     11.82
                                                                                                     2006     12.51
                                                                                                     2007     13.96
                                                                                                     2008     15.15
                                                                                                     2009      9.07
                                                                                                     2010     11.86
                                                                                                     2011     14.63
                                                                                                     2012     14.14
                                                                                                     2013     16.34
                                                                                                     2014     22.39

Jennison Growth Investment Division (Class B)....................................................... 2005      3.88
                                                                                                     2006      4.64
                                                                                                     2007      4.65
                                                                                                     2008      5.06
                                                                                                     2009      3.14
                                                                                                     2010      4.28
                                                                                                     2011      4.65
                                                                                                     2012      4.56
                                                                                                     2013      5.15
                                                                                                     2014      6.88

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager Investment Division
  (Class B))........................................................................................ 2005      4.22

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005).................................................................... 2005      7.65
                                                                                                     2006      8.25
                                                                                                     2007      8.68
                                                                                                     2008      9.70
                                                                                                     2009      5.12
                                                                                                     2010      7.19
                                                                                                     2011      7.69
                                                                                                     2012      7.41

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)......................... 2012      1.01
                                                                                                     2013      1.04
                                                                                                     2014      1.13

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013).............................. 2013     12.44
                                                                                                     2014     13.59

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)................................................................... 2008      9.99
                                                                                                     2009      7.93
                                                                                                     2010      9.91
                                                                                                     2011     10.83
                                                                                                     2012     10.81
                                                                                                     2013     11.88

                                                                                                                   Number of
                                                                                                     End of Year  Accumulation
                                                                                                     Accumulation Units End of
Investment Division                                                                                   Unit Value      Year
-------------------                                                                                  ------------ ------------
Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B))........................................................................................    $22.92      2,854.89
                                                                                                         29.18        771.39
                                                                                                         31.27          0.00

Invesco Small Cap Growth Investment Division (Class B)..............................................     12.51      7,237.93
                                                                                                         13.96      9,838.79
                                                                                                         15.15      5,026.02
                                                                                                          9.07      1,675.61
                                                                                                         11.86      1,727.70
                                                                                                         14.63      3,246.29
                                                                                                         14.14        212.11
                                                                                                         16.34        208.00
                                                                                                         22.39        193.98
                                                                                                         23.61          0.00

Jennison Growth Investment Division (Class B).......................................................      4.64      3,987.32
                                                                                                          4.65      9,269.22
                                                                                                          5.06     11,750.99
                                                                                                          3.14     18,853.62
                                                                                                          4.28     15,098.89
                                                                                                          4.65     16,993.57
                                                                                                          4.56      1,981.35
                                                                                                          5.15        672.28
                                                                                                          6.88          0.00
                                                                                                          7.31          0.00

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager Investment Division
  (Class B))........................................................................................      3.84      4,660.68

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)....................................................................      8.25          0.00
                                                                                                          8.68          0.00
                                                                                                          9.70      2,709.85
                                                                                                          5.12      4,618.19
                                                                                                          7.19      3,783.20
                                                                                                          7.69      1,895.10
                                                                                                          7.41        158.67
                                                                                                          8.31          0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).........................      1.04          0.00
                                                                                                          1.13          0.00
                                                                                                          1.18          0.00

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)..............................     13.59          0.00
                                                                                                         13.74          0.00

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)...................................................................      7.93        218.39
                                                                                                          9.91      5,230.87
                                                                                                         10.83     10,361.15
                                                                                                         10.81          0.00
                                                                                                         11.88         85.12
                                                                                                         12.37          0.00

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Investment Division                                                                                Year  Unit Value   Unit Value
-------------------                                                                                ---- ------------ ------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................................ 2005    $24.10       $25.13
                                                                                                   2006     25.13        28.58
                                                                                                   2007     28.58        31.18
                                                                                                   2008     31.18        19.48
                                                                                                   2009     19.48        24.73
                                                                                                   2010     24.73        30.75
                                                                                                   2011     30.75        30.15
                                                                                                   2012     30.15        33.67
                                                                                                   2013     33.67        46.29
                                                                                                   2014     46.29        46.83

Loomis Sayles Small Cap Growth Investment Division (Class B)...................................... 2005      9.43         9.62
                                                                                                   2006      9.62        10.32
                                                                                                   2007     10.32        10.52
                                                                                                   2008     10.52         6.03
                                                                                                   2009      6.03         7.64
                                                                                                   2010      7.64         9.81
                                                                                                   2011      9.81         9.85
                                                                                                   2012      9.85        10.68
                                                                                                   2013     10.68        15.49
                                                                                                   2014     15.49        15.28

Lord Abbett Bond Debenture Investment Division (Class B).......................................... 2005     15.72        15.59
                                                                                                   2006     15.59        16.63
                                                                                                   2007     16.63        17.31
                                                                                                   2008     17.31        13.77
                                                                                                   2009     13.77        18.41
                                                                                                   2010     18.41        20.32
                                                                                                   2011     20.32        20.75
                                                                                                   2012     20.75        22.90
                                                                                                   2013     22.90        24.16
                                                                                                   2014     24.16        24.75

Met/Artisan Mid Cap Value Investment Division (Class B)........................................... 2005     29.42        31.55
                                                                                                   2006     31.55        34.58
                                                                                                   2007     34.58        31.40
                                                                                                   2008     31.40        16.53
                                                                                                   2009     16.53        22.81
                                                                                                   2010     22.81        25.58
                                                                                                   2011     25.58        26.62
                                                                                                   2012     26.62        29.03
                                                                                                   2013     29.03        38.72
                                                                                                   2014     38.72        38.48

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)................... 2011      9.98         9.70
                                                                                                   2012      9.70         9.90
                                                                                                   2013      9.90         9.79
                                                                                                   2014      9.79         9.66

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division (Class B))............................................................................. 2011     11.52         9.80
                                                                                                   2012      9.80        11.18
                                                                                                   2013     11.18        14.15
                                                                                                   2014     14.15        14.54

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                                ------------
Loomis Sayles Small Cap Core Investment Division (Class B)........................................   2,403.10
                                                                                                     7,496.79
                                                                                                     8,345.65
                                                                                                     7,015.22
                                                                                                     6,016.67
                                                                                                     4,921.81
                                                                                                     3,835.33
                                                                                                       429.08
                                                                                                        93.71
                                                                                                         0.00

Loomis Sayles Small Cap Growth Investment Division (Class B)......................................   1,790.05
                                                                                                     5,012.27
                                                                                                     3,786.65
                                                                                                     3,041.61
                                                                                                     1,815.08
                                                                                                     2,282.53
                                                                                                       225.77
                                                                                                         0.00
                                                                                                         0.00
                                                                                                         0.00

Lord Abbett Bond Debenture Investment Division (Class B)..........................................   9,814.85
                                                                                                    11,157.25
                                                                                                    19,214.94
                                                                                                    18,982.21
                                                                                                    17,167.88
                                                                                                    10,542.47
                                                                                                     6,844.46
                                                                                                       663.91
                                                                                                         0.00
                                                                                                         0.00

Met/Artisan Mid Cap Value Investment Division (Class B)...........................................  13,128.60
                                                                                                    13,048.19
                                                                                                    10,632.92
                                                                                                     9,683.33
                                                                                                     9,928.94
                                                                                                     7,417.85
                                                                                                     7,451.42
                                                                                                       968.59
                                                                                                       647.84
                                                                                                         0.00

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...................       0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                         0.00

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division (Class B)).............................................................................  13,700.12
                                                                                                    12,052.85
                                                                                                         0.00
                                                                                                         0.00

                                                                                                            Beginning of
                                                                                                                Year
                                                                                                            Accumulation
Investment Division                                                                                    Year  Unit Value
-------------------                                                                                    ---- ------------
MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation Investment Division (Class B))
  (5/1/2005).......................................................................................... 2005    $ 9.99
                                                                                                       2006     11.08
                                                                                                       2007     12.52
                                                                                                       2008     12.64
                                                                                                       2009      7.35
                                                                                                       2010      9.45
                                                                                                       2011     10.68

MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)...................................................................... 2005      9.99
                                                                                                       2006     10.23
                                                                                                       2007     10.69
                                                                                                       2008     11.03
                                                                                                       2009      9.23
                                                                                                       2010     10.87
                                                                                                       2011     11.69
                                                                                                       2012     11.79
                                                                                                       2013     12.58
                                                                                                       2014     12.82

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)........................................................... 2005      9.99
                                                                                                       2006     10.45
                                                                                                       2007     11.17
                                                                                                       2008     11.45
                                                                                                       2009      8.77
                                                                                                       2010     10.60
                                                                                                       2011     11.55
                                                                                                       2012     11.41
                                                                                                       2013     12.42
                                                                                                       2014     13.47

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)...................................................................... 2005      9.99
                                                                                                       2006     10.68
                                                                                                       2007     11.67
                                                                                                       2008     11.90
                                                                                                       2009      8.30
                                                                                                       2010     10.26
                                                                                                       2011     11.35
                                                                                                       2012     10.94
                                                                                                       2013     12.11
                                                                                                       2014     13.96

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton Founding Strategy Investment Division (Class B))
  (4/28/2008)......................................................................................... 2008      9.99
                                                                                                       2009      6.99
                                                                                                       2010      8.78
                                                                                                       2011      9.44
                                                                                                       2012      9.06
                                                                                                       2013     10.28

                                                                                                                     Number of
                                                                                                       End of Year  Accumulation
                                                                                                       Accumulation Units End of
Investment Division                                                                                     Unit Value      Year
-------------------                                                                                    ------------ ------------
MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation Investment Division (Class B))
  (5/1/2005)..........................................................................................    $11.08          66.32
                                                                                                           12.52      22,474.20
                                                                                                           12.64      24,687.28
                                                                                                            7.35      21,574.44
                                                                                                            9.45      36,464.21
                                                                                                           10.68      34,750.74
                                                                                                           11.55           0.00

MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)......................................................................     10.23       2,651.88
                                                                                                           10.69       2,557.48
                                                                                                           11.03       2,357.64
                                                                                                            9.23       3,329.81
                                                                                                           10.87      12,640.10
                                                                                                           11.69      12,602.11
                                                                                                           11.79       2,131.99
                                                                                                           12.58           0.00
                                                                                                           12.82           0.00
                                                                                                           13.09           0.00

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)...........................................................     10.45      42,338.63
                                                                                                           11.17     186,748.34
                                                                                                           11.45     213,396.47
                                                                                                            8.77     140,729.65
                                                                                                           10.60     129,842.31
                                                                                                           11.55     102,168.09
                                                                                                           11.41      20,295.40
                                                                                                           12.42      25,152.38
                                                                                                           13.47      15,251.94
                                                                                                           13.81           0.00

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)......................................................................     10.68      26,758.05
                                                                                                           11.67     135,735.37
                                                                                                           11.90     384,431.59
                                                                                                            8.30     210,997.07
                                                                                                           10.26     201,032.98
                                                                                                           11.35     179,503.37
                                                                                                           10.94     128,655.59
                                                                                                           12.11     118,762.91
                                                                                                           13.96      18,795.86
                                                                                                           14.33           0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton Founding Strategy Investment Division (Class B))
  (4/28/2008).........................................................................................      6.99           0.00
                                                                                                            8.78       1,691.37
                                                                                                            9.44           7.31
                                                                                                            9.06           0.00
                                                                                                           10.28           0.00
                                                                                                           11.04           0.00

                                                                                                            Beginning of
                                                                                                                Year
                                                                                                            Accumulation
Investment Division                                                                                    Year  Unit Value
-------------------                                                                                    ---- ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013).............................................................................. 2013    $11.11
                                                                                                       2014     12.59

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)........................................................... 2005      9.99
                                                                                                       2006     10.90
                                                                                                       2007     12.17
                                                                                                       2008     12.35
                                                                                                       2009      7.83
                                                                                                       2010      9.88
                                                                                                       2011     11.07
                                                                                                       2012     10.41
                                                                                                       2013     11.74
                                                                                                       2014     14.27

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)....................................... 2012      9.91
                                                                                                       2013     10.30
                                                                                                       2014     11.52

MetLife Mid Cap Stock Index Investment Division (Class B)............................................. 2005     12.53
                                                                                                       2006     13.72
                                                                                                       2007     14.72
                                                                                                       2008     15.47
                                                                                                       2009      9.62
                                                                                                       2010     12.85
                                                                                                       2011     15.83
                                                                                                       2012     15.13
                                                                                                       2013     17.35
                                                                                                       2014     22.52

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)........................... 2013     10.75
                                                                                                       2014     11.17

MetLife Stock Index Investment Division (Class B)..................................................... 2005     32.20
                                                                                                       2006     32.84
                                                                                                       2007     36.97
                                                                                                       2008     37.93
                                                                                                       2009     23.25
                                                                                                       2010     28.61
                                                                                                       2011     32.01
                                                                                                       2012     31.80
                                                                                                       2013     35.87
                                                                                                       2014     46.16

MFS(R) Research International Investment Division (Class B)........................................... 2005     10.80
                                                                                                       2006     12.29
                                                                                                       2007     15.20
                                                                                                       2008     16.83
                                                                                                       2009      9.48
                                                                                                       2010     12.19
                                                                                                       2011     13.27
                                                                                                       2012     11.58
                                                                                                       2013     13.20
                                                                                                       2014     15.39

                                                                                                                     Number of
                                                                                                       End of Year  Accumulation
                                                                                                       Accumulation Units End of
Investment Division                                                                                     Unit Value      Year
-------------------                                                                                    ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)..............................................................................    $12.59           0.00
                                                                                                           12.50           0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)...........................................................     10.90       3,633.02
                                                                                                           12.17     295,572.42
                                                                                                           12.35     397,849.27
                                                                                                            7.83     104,859.66
                                                                                                            9.88     126,014.39
                                                                                                           11.07      85,467.68
                                                                                                           10.41      53,725.29
                                                                                                           11.74      22,790.02
                                                                                                           14.27      12,362.32
                                                                                                           14.67       1,036.29

MetLife Balanced Plus Investment Division (Class B) (4/30/2012).......................................     10.30           0.00
                                                                                                           11.52           0.00
                                                                                                           12.34           0.00

MetLife Mid Cap Stock Index Investment Division (Class B).............................................     13.72      34,678.10
                                                                                                           14.72      40,318.22
                                                                                                           15.47      34,384.52
                                                                                                            9.62      32,274.06
                                                                                                           12.85      27,712.70
                                                                                                           15.83      22,143.89
                                                                                                           15.13      11,560.20
                                                                                                           17.35       3,700.78
                                                                                                           22.52         115.73
                                                                                                           24.04           0.00

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)...........................     11.17           0.00
                                                                                                           11.92           0.00

MetLife Stock Index Investment Division (Class B).....................................................     32.84      82,221.18
                                                                                                           36.97      92,276.05
                                                                                                           37.93      85,289.32
                                                                                                           23.25      84,347.16
                                                                                                           28.61      71,716.73
                                                                                                           32.01      63,378.77
                                                                                                           31.80      31,444.34
                                                                                                           35.87      14,187.01
                                                                                                           46.16         901.23
                                                                                                           51.02           0.00

MFS(R) Research International Investment Division (Class B)...........................................     12.29       5,803.58
                                                                                                           15.20       8,237.59
                                                                                                           16.83      20,401.23
                                                                                                            9.48      16,044.22
                                                                                                           12.19      13,178.08
                                                                                                           13.27      14,416.07
                                                                                                           11.58       2,698.77
                                                                                                           13.20         515.21
                                                                                                           15.39           0.00
                                                                                                           13.99           0.00

                                                                                                           Beginning of
                                                                                                               Year
                                                                                                           Accumulation
Investment Division                                                                                   Year  Unit Value
-------------------                                                                                   ---- ------------
MFS(R) Total Return Investment Division (Class B).................................................... 2005    $34.09
                                                                                                      2006     34.27
                                                                                                      2007     37.49
                                                                                                      2008     38.14
                                                                                                      2009     28.94
                                                                                                      2010     33.46
                                                                                                      2011     35.90
                                                                                                      2012     35.84
                                                                                                      2013     38.99
                                                                                                      2014     45.23

MFS(R) Value Investment Division (Class B)........................................................... 2005     12.38
                                                                                                      2006     11.90
                                                                                                      2007     13.71
                                                                                                      2008     12.86
                                                                                                      2009      8.33
                                                                                                      2010      9.81
                                                                                                      2011     10.66
                                                                                                      2012     10.49
                                                                                                      2013     11.92
                                                                                                      2014     15.78

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment Division (Class B)). 2005     23.36
                                                                                                      2006     25.22
                                                                                                      2007     27.52
                                                                                                      2008     27.95
                                                                                                      2009     16.63
                                                                                                      2010     19.74
                                                                                                      2011     22.05
                                                                                                      2012     20.17
                                                                                                      2013     22.76

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)............................................................................. 2008      9.99
                                                                                                      2009      6.55
                                                                                                      2010      8.00
                                                                                                      2011      8.68
                                                                                                      2012      8.44
                                                                                                      2013      9.39

Morgan Stanley Mid Cap Growth Investment Division (Class B).......................................... 2010     11.43
                                                                                                      2011     13.20
                                                                                                      2012     12.00
                                                                                                      2013     12.82
                                                                                                      2014     17.42

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))..................................................................... 2005     15.37
                                                                                                      2006     16.02
                                                                                                      2007     17.47
                                                                                                      2008     18.45
                                                                                                      2009      8.03
                                                                                                      2010     10.49

                                                                                                                    Number of
                                                                                                      End of Year  Accumulation
                                                                                                      Accumulation Units End of
Investment Division                                                                                    Unit Value      Year
-------------------                                                                                   ------------ ------------
MFS(R) Total Return Investment Division (Class B)....................................................    $34.27        847.21
                                                                                                          37.49        504.29
                                                                                                          38.14      8,629.69
                                                                                                          28.94      6,112.80
                                                                                                          33.46      6,808.48
                                                                                                          35.90      2,357.63
                                                                                                          35.84        132.21
                                                                                                          38.99          0.00
                                                                                                          45.23          0.00
                                                                                                          47.89          0.00

MFS(R) Value Investment Division (Class B)...........................................................     11.90     18,025.09
                                                                                                          13.71     15,566.56
                                                                                                          12.86     24,430.23
                                                                                                           8.33     12,126.59
                                                                                                           9.81     10,686.78
                                                                                                          10.66     10,556.28
                                                                                                          10.49     18,744.75
                                                                                                          11.92        315.62
                                                                                                          15.78        345.21
                                                                                                          17.05          0.00

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment Division (Class B)).     25.22      5,676.29
                                                                                                          27.52     10,229.10
                                                                                                          27.95      5,072.74
                                                                                                          16.63      4,622.22
                                                                                                          19.74      3,951.38
                                                                                                          22.05      3,895.47
                                                                                                          20.17      2,813.46
                                                                                                          22.76        429.42
                                                                                                          24.99          0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008).............................................................................      6.55          0.00
                                                                                                           8.00      1,120.63
                                                                                                           8.68      2,803.17
                                                                                                           8.44        209.41
                                                                                                           9.39          0.00
                                                                                                          10.26          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)..........................................     13.20      3,708.10
                                                                                                          12.00      1,301.57
                                                                                                          12.82        480.01
                                                                                                          17.42        406.77
                                                                                                          17.19        456.15

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B)).....................................................................     16.02      3,485.86
                                                                                                          17.47      8,070.45
                                                                                                          18.45      8,128.61
                                                                                                           8.03      7,520.42
                                                                                                          10.49      4,004.17
                                                                                                          11.31          0.00

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Investment Division                                                                                Year  Unit Value   Unit Value
-------------------                                                                                ---- ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B).................................................. 2005    $10.52       $11.61
                                                                                                   2006     11.61        14.23
                                                                                                   2007     14.23        15.37
                                                                                                   2008     15.37         8.68
                                                                                                   2009      8.68        10.88
                                                                                                   2010     10.88        11.48
                                                                                                   2011     11.48         9.80
                                                                                                   2012      9.80        11.30
                                                                                                   2013     11.30        13.42
                                                                                                   2014     13.42        12.29

Neuberger Berman Genesis Investment Division (Class B)............................................ 2005     17.40        17.67
                                                                                                   2006     17.67        20.11
                                                                                                   2007     20.11        18.93
                                                                                                   2008     18.93        11.36
                                                                                                   2009     11.36        12.53
                                                                                                   2010     12.53        14.86
                                                                                                   2011     14.86        15.32
                                                                                                   2012     15.32        16.43
                                                                                                   2013     16.43        22.19
                                                                                                   2014     22.19        21.62

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division
  (Class B))...................................................................................... 2005     13.17        13.91
                                                                                                   2006     13.91        15.59
                                                                                                   2007     15.59        14.82
                                                                                                   2008     14.82         8.93
                                                                                                   2009      8.93        11.94
                                                                                                   2010     11.94        14.34
                                                                                                   2011     14.34        13.28
                                                                                                   2012     13.28        13.66
                                                                                                   2013     13.66        14.77

Oppenheimer Global Equity Investment Division* (Class B).......................................... 2005     13.70        15.53
                                                                                                   2006     15.53        17.67
                                                                                                   2007     17.67        18.34
                                                                                                   2008     18.34        10.65
                                                                                                   2009     10.65        14.55
                                                                                                   2010     14.55        16.49
                                                                                                   2011     16.49        14.76
                                                                                                   2012     14.76        17.48
                                                                                                   2013     17.48        21.71
                                                                                                   2014     21.71        21.68

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton Growth Investment
  Division (Class B)) (4/28/2008)................................................................. 2008      9.99         6.52
                                                                                                   2009      6.52         8.46
                                                                                                   2010      8.46         8.90
                                                                                                   2011      8.90         8.10
                                                                                                   2012      8.10         9.67
                                                                                                   2013      9.67        10.25

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........................ 2014      0.99         1.02

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                                ------------
MSCI EAFE(R) Index Investment Division (Class B)..................................................  60,495.83
                                                                                                    64,630.68
                                                                                                    70,746.36
                                                                                                    60,820.49
                                                                                                    53,870.09
                                                                                                    47,299.74
                                                                                                    23,190.21
                                                                                                    14,725.72
                                                                                                     1,610.71
                                                                                                         0.00

Neuberger Berman Genesis Investment Division (Class B)............................................  44,679.62
                                                                                                    47,952.92
                                                                                                    45,574.31
                                                                                                    31,573.50
                                                                                                    26,631.27
                                                                                                    25,275.69
                                                                                                    11,940.15
                                                                                                     1,961.11
                                                                                                     1,004.22
                                                                                                         0.00

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment Division
  (Class B))......................................................................................     521.73
                                                                                                       805.23
                                                                                                     3,369.92
                                                                                                     3,398.11
                                                                                                     2,095.94
                                                                                                     2,077.73
                                                                                                       270.47
                                                                                                       270.47
                                                                                                         0.00

Oppenheimer Global Equity Investment Division* (Class B)..........................................   2,542.63
                                                                                                     9,884.47
                                                                                                     8,128.40
                                                                                                     9,320.55
                                                                                                     9,028.03
                                                                                                     8,516.20
                                                                                                     5,883.98
                                                                                                        87.51
                                                                                                        70.13
                                                                                                         0.00

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton Growth Investment
  Division (Class B)) (4/28/2008).................................................................       0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                         0.00
                                                                                                       109.09
                                                                                                         0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........................       0.00

                                                                              Beginning of               Number of
                                                                                  Year     End of Year  Accumulation
                                                                              Accumulation Accumulation Units End of
Investment Division                                                      Year  Unit Value   Unit Value      Year
-------------------                                                      ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006). 2006    $10.70       $10.74     11,668.63
                                                                         2007     10.74        11.63      5,173.12
                                                                         2008     11.63        10.58     52,328.27
                                                                         2009     10.58        12.20     59,007.34
                                                                         2010     12.20        12.85     42,735.27
                                                                         2011     12.85        13.96     26,096.84
                                                                         2012     13.96        14.89     13,879.69
                                                                         2013     14.89        13.20      2,134.80
                                                                         2014     13.20        13.27          0.00

PIMCO Total Return Investment Division (Class B)........................ 2005     11.67        11.66     36,721.36
                                                                         2006     11.66        11.91     38,133.46
                                                                         2007     11.91        12.52     34,418.86
                                                                         2008     12.52        12.29     35,120.75
                                                                         2009     12.29        14.17     31,646.98
                                                                         2010     14.17        14.98     42,914.23
                                                                         2011     14.98        15.11     23,741.63
                                                                         2012     15.11        16.13     14,419.09
                                                                         2013     16.13        15.46      2,765.91
                                                                         2014     15.46        15.74          0.00

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012).. 2012     10.67        10.77          0.00
                                                                         2013     10.77        10.05          0.00
                                                                         2014     10.05        10.56          0.00

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013)....... 2013     10.21        10.68          0.00
                                                                         2014     10.68        11.34          0.00

Russell 2000(R) Index Investment Division (Class B)..................... 2005     14.59        14.87     37,915.77
                                                                         2006     14.87        17.09     33,144.79
                                                                         2007     17.09        16.41     33,390.67
                                                                         2008     16.41        10.64     24,804.11
                                                                         2009     10.64        13.06     20,687.61
                                                                         2010     13.06        16.16     18,681.62
                                                                         2011     16.16        15.12      5,528.29
                                                                         2012     15.12        17.14      2,158.83
                                                                         2013     17.14        23.15        180.13
                                                                         2014     23.15        23.71          0.00

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012).. 2012      1.01         1.06          0.00
                                                                         2013      1.06         1.14          0.00
                                                                         2014      1.14         1.20          0.00

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)..... 2006     10.45        11.03          0.00
                                                                         2007     11.03        11.36        245.33
                                                                         2008     11.36         8.32      1,439.57
                                                                         2009      8.32        10.15      1,728.44
                                                                         2010     10.15        11.14      5,809.92
                                                                         2011     11.14        11.00      1,947.00
                                                                         2012     11.00        12.13      1,976.56
                                                                         2013     12.13        13.39          0.00
                                                                         2014     13.39        13.84          0.00

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
SSGA Growth ETF Investment Division (Class B) (5/1/2006)......................................... 2006    $10.64       $11.28
                                                                                                  2007     11.28        11.65
                                                                                                  2008     11.65         7.63
                                                                                                  2009      7.63         9.62
                                                                                                  2010      9.62        10.74
                                                                                                  2011     10.74        10.27
                                                                                                  2012     10.27        11.54
                                                                                                  2013     11.54        13.32
                                                                                                  2014     13.32        13.72

T. Rowe Price Large Cap Growth Investment Division (Class B)..................................... 2005     11.44        11.89
                                                                                                  2006     11.89        13.12
                                                                                                  2007     13.12        13.99
                                                                                                  2008     13.99         7.93
                                                                                                  2009      7.93        11.09
                                                                                                  2010     11.09        12.65
                                                                                                  2011     12.65        12.20
                                                                                                  2012     12.20        14.14
                                                                                                  2013     14.14        19.18
                                                                                                  2014     19.18        20.40

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment
  Division (Class B))............................................................................ 2005      4.19         4.54
                                                                                                  2006      4.54         4.68
                                                                                                  2007      4.68         6.01
                                                                                                  2008      6.01         3.26
                                                                                                  2009      3.26         5.07
                                                                                                  2010      5.07         6.33
                                                                                                  2011      6.33         5.57
                                                                                                  2012      5.57         6.10
                                                                                                  2013      6.10         6.36

T. Rowe Price Mid Cap Growth Investment Division (Class B)....................................... 2005      6.87         7.69
                                                                                                  2006      7.69         7.98
                                                                                                  2007      7.98         9.18
                                                                                                  2008      9.18         5.40
                                                                                                  2009      5.40         7.68
                                                                                                  2010      7.68         9.58
                                                                                                  2011      9.58         9.21
                                                                                                  2012      9.21        10.23
                                                                                                  2013     10.23        13.66
                                                                                                  2014     13.66        15.06

T. Rowe Price Small Cap Growth Investment Division (Class B)..................................... 2005     12.30        13.31
                                                                                                  2006     13.31        13.48
                                                                                                  2007     13.48        14.42
                                                                                                  2008     14.42         8.97
                                                                                                  2009      8.97        12.16
                                                                                                  2010     12.16        16.00
                                                                                                  2011     16.00        15.87
                                                                                                  2012     15.87        17.97
                                                                                                  2013     17.97        25.32
                                                                                                  2014     25.32        26.39

                                                                                                   Number of
                                                                                                  Accumulation
                                                                                                  Units End of
Investment Division                                                                                   Year
-------------------                                                                               ------------
SSGA Growth ETF Investment Division (Class B) (5/1/2006).........................................       0.00
                                                                                                   12,944.63
                                                                                                      614.50
                                                                                                      505.52
                                                                                                      650.95
                                                                                                      642.79
                                                                                                      637.66
                                                                                                      632.85
                                                                                                        0.00

T. Rowe Price Large Cap Growth Investment Division (Class B).....................................   7,481.91
                                                                                                    6,550.37
                                                                                                   10,385.59
                                                                                                   12,169.18
                                                                                                   10,461.41
                                                                                                    6,889.79
                                                                                                   12,528.63
                                                                                                    1,888.93
                                                                                                    1,143.38
                                                                                                        0.00

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology Investment
  Division (Class B))............................................................................   2,929.51
                                                                                                    8,407.27
                                                                                                   42,291.29
                                                                                                   43,620.83
                                                                                                   40,382.60
                                                                                                   36,613.79
                                                                                                    7,905.03
                                                                                                      641.52
                                                                                                        0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B).......................................  42,374.54
                                                                                                   56,689.17
                                                                                                   41,537.89
                                                                                                   48,436.73
                                                                                                   45,199.89
                                                                                                   42,154.34
                                                                                                   22,667.44
                                                                                                      250.88
                                                                                                        0.00
                                                                                                        0.00

T. Rowe Price Small Cap Growth Investment Division (Class B).....................................   1,258.39
                                                                                                    6,599.94
                                                                                                    3,920.01
                                                                                                    4,219.15
                                                                                                    6,530.70
                                                                                                    8,053.92
                                                                                                    4,312.19
                                                                                                    2,203.92
                                                                                                        0.00
                                                                                                        0.00

                                                                                                          Beginning of
                                                                                                              Year
                                                                                                          Accumulation
Investment Division                                                                                  Year  Unit Value
-------------------                                                                                  ---- ------------
Western Asset Management Strategic Bond Opportunities Investment Division (Class B)................. 2005    $18.04
                                                                                                     2006     18.09
                                                                                                     2007     18.53
                                                                                                     2008     18.78
                                                                                                     2009     15.55
                                                                                                     2010     20.05
                                                                                                     2011     22.04
                                                                                                     2012     22.79
                                                                                                     2013     24.79
                                                                                                     2014     24.42

Western Asset Management U.S. Government Investment Division (Class B).............................. 2005     14.40
                                                                                                     2006     14.27
                                                                                                     2007     14.49
                                                                                                     2008     14.73
                                                                                                     2009     14.32
                                                                                                     2010     14.57
                                                                                                     2011     15.02
                                                                                                     2012     15.45
                                                                                                     2013     15.56
                                                                                                     2014     15.07

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division (Class B))..... 2005     32.27
                                                                                                     2006     32.43
                                                                                                     2007     34.94
                                                                                                     2008     36.06
                                                                                                     2009     26.44
                                                                                                     2010     30.23
                                                                                                     2011     32.30
                                                                                                     2012     32.70
                                                                                                     2013     35.82
                                                                                                     2014     42.10

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value Investment Division
  (Class B))........................................................................................ 2005     28.05
                                                                                                     2006     30.16
                                                                                                     2007     33.70
                                                                                                     2008     34.36
                                                                                                     2009     20.30
                                                                                                     2010     26.12
                                                                                                     2011     28.52
                                                                                                     2012     26.68
                                                                                                     2013     29.36
                                                                                                     2014     38.27

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment Division (Class B))...................... 2005     54.09
                                                                                                     2006     54.62
                                                                                                     2007     60.76

                                                                                                                   Number of
                                                                                                     End of Year  Accumulation
                                                                                                     Accumulation Units End of
Investment Division                                                                                   Unit Value      Year
-------------------                                                                                  ------------ ------------
Western Asset Management Strategic Bond Opportunities Investment Division (Class B).................    $18.09     30,125.39
                                                                                                         18.53     34,601.97
                                                                                                         18.78     31,440.86
                                                                                                         15.55     23,086.19
                                                                                                         20.05     18,905.10
                                                                                                         22.04     25,124.00
                                                                                                         22.79     18,850.56
                                                                                                         24.79      7,419.46
                                                                                                         24.42          0.00
                                                                                                         25.13          0.00

Western Asset Management U.S. Government Investment Division (Class B)..............................     14.27     21,812.04
                                                                                                         14.49     16,953.71
                                                                                                         14.73     18,818.23
                                                                                                         14.32     21,805.55
                                                                                                         14.57     18,691.73
                                                                                                         15.02     17,270.73
                                                                                                         15.45      7,246.18
                                                                                                         15.56        547.23
                                                                                                         15.07          0.00
                                                                                                         15.10          0.00

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division (Class B)).....     32.43     15,553.06
                                                                                                         34.94     17,189.51
                                                                                                         36.06      6,540.78
                                                                                                         26.44      4,369.81
                                                                                                         30.23      3,973.04
                                                                                                         32.30      3,538.65
                                                                                                         32.70      1,896.79
                                                                                                         35.82        674.46
                                                                                                         42.10        475.34
                                                                                                         45.38          0.00

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value Investment Division
  (Class B))........................................................................................     30.16     14,938.08
                                                                                                         33.70     22,597.68
                                                                                                         34.36     22,729.70
                                                                                                         20.30     13,575.92
                                                                                                         26.12     11,771.85
                                                                                                         28.52      9,907.88
                                                                                                         26.68      6,085.03
                                                                                                         29.36      2,283.99
                                                                                                         38.27      1,268.02
                                                                                                         41.27          0.00

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment Division (Class B))......................     54.62        367.03
                                                                                                         60.76        366.86
                                                                                                         63.54          0.00

                                                                                                         Beginning of
                                                                                                             Year
                                                                                                         Accumulation
Investment Division                                                                                 Year  Unit Value
-------------------                                                                                 ---- ------------
WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core Investment Division
  (Class B))....................................................................................... 2007   $ 63.00
                                                                                                    2008     63.16
                                                                                                    2009     38.69
                                                                                                    2010     45.07
                                                                                                    2011     49.53
                                                                                                    2012     48.53
                                                                                                    2013     53.78
                                                                                                    2014     70.58

At 2.55 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)....................................... 2006     13.36
                                                                                                    2007     13.92
                                                                                                    2008     14.02
                                                                                                    2009     12.39
                                                                                                    2010     13.60
                                                                                                    2011     14.11
                                                                                                    2012     14.59
                                                                                                    2013     14.99
                                                                                                    2014     14.30

American Funds Global Small Capitalization Investment Division (Class 2)........................... 2005     18.07
                                                                                                    2006     22.08
                                                                                                    2007     26.71
                                                                                                    2008     31.61
                                                                                                    2009     14.32
                                                                                                    2010     22.52
                                                                                                    2011     26.87
                                                                                                    2012     21.18
                                                                                                    2013     24.40
                                                                                                    2014     30.51

American Funds Growth Investment Division (Class 2)................................................ 2005    100.65
                                                                                                    2006    114.01
                                                                                                    2007    122.51
                                                                                                    2008    134.15
                                                                                                    2009     73.26
                                                                                                    2010     99.56
                                                                                                    2011    115.19
                                                                                                    2012    107.49
                                                                                                    2013    123.52
                                                                                                    2014    156.66

American Funds Growth-Income Investment Division (Class 2)......................................... 2005     76.85
                                                                                                    2006     79.29
                                                                                                    2007     89.06
                                                                                                    2008     91.18
                                                                                                    2009     55.23
                                                                                                    2010     70.67
                                                                                                    2011     76.76
                                                                                                    2012     73.46
                                                                                                    2013     84.12
                                                                                                    2014    109.48

                                                                                                                  Number of
                                                                                                    End of Year  Accumulation
                                                                                                    Accumulation Units End of
Investment Division                                                                                  Unit Value      Year
-------------------                                                                                 ------------ ------------
WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core Investment Division
  (Class B)).......................................................................................   $ 63.16        368.02
                                                                                                        38.69        807.79
                                                                                                        45.07        693.76
                                                                                                        49.53        796.37
                                                                                                        48.53        199.13
                                                                                                        53.78          0.00
                                                                                                        70.58          0.00
                                                                                                        78.29          0.00

At 2.55 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006).......................................     13.92      5,946.69
                                                                                                        14.02      7,845.31
                                                                                                        12.39      4,754.23
                                                                                                        13.60      3,374.12
                                                                                                        14.11      3,029.74
                                                                                                        14.59      2,685.16
                                                                                                        14.99      1,451.34
                                                                                                        14.30        884.55
                                                                                                        14.67          0.00

American Funds Global Small Capitalization Investment Division (Class 2)...........................     22.08     29,683.18
                                                                                                        26.71     44,812.05
                                                                                                        31.61     52,489.35
                                                                                                        14.32     47,184.56
                                                                                                        22.52     42,773.75
                                                                                                        26.87     38,481.76
                                                                                                        21.18     16,878.39
                                                                                                        24.40      6,976.44
                                                                                                        30.51      2,349.77
                                                                                                        30.37          0.00

American Funds Growth Investment Division (Class 2)................................................    114.01     12,716.12
                                                                                                       122.51     16,853.27
                                                                                                       134.15     16,934.86
                                                                                                        73.26     14,663.23
                                                                                                        99.56     13,515.46
                                                                                                       115.19     12,913.96
                                                                                                       107.49      6,492.23
                                                                                                       123.52      3,444.63
                                                                                                       156.66        582.18
                                                                                                       165.71          0.00

American Funds Growth-Income Investment Division (Class 2).........................................     79.29     13,993.24
                                                                                                        89.06     19,606.13
                                                                                                        91.18     23,431.93
                                                                                                        55.23     16,761.80
                                                                                                        70.67     15,064.49
                                                                                                        76.76     12,576.45
                                                                                                        73.46      5,286.13
                                                                                                        84.12      1,344.56
                                                                                                       109.48        459.97
                                                                                                       118.07          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                              LOWEST POSSIBLE MIX
                         1.25 SEPARATE ACCOUNT CHARGE

                                                                                                  Beginning of
                                                                                                      Year     End of Year
                                                                                                  Accumulation Accumulation
Investment Division                                                                          Year  Unit Value   Unit Value
-------------------                                                                          ---- ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 2012   $ 10.23      $ 10.59
                                                                                             2013     10.59        11.62
                                                                                             2014     11.62        12.32

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B) (4/28/2014). 2014      0.99         1.04

American Funds Bond Investment Division+ (Class 2) (5/1/2006)............................... 2006     14.82        15.56
                                                                                             2007     15.56        15.85
                                                                                             2008     15.85        14.17
                                                                                             2009     14.17        15.73
                                                                                             2010     15.73        16.51
                                                                                             2011     16.51        17.28
                                                                                             2012     17.28        17.95
                                                                                             2013     17.95        17.32
                                                                                             2014     17.32        17.98

American Funds Global Small Capitalization Investment Division+ (Class 2)................... 2005     19.51        24.12
                                                                                             2006     24.12        29.51
                                                                                             2007     29.51        35.33
                                                                                             2008     35.33        16.19
                                                                                             2009     16.19        25.75
                                                                                             2010     25.75        31.09
                                                                                             2011     31.09        24.79
                                                                                             2012     24.79        28.89
                                                                                             2013     28.89        36.54
                                                                                             2014     36.54        36.80

American Funds Growth Investment Division+ (Class 2)........................................ 2005    127.95       146.61
                                                                                             2006    146.61       159.35
                                                                                             2007    159.35       176.52
                                                                                             2008    176.52        97.52
                                                                                             2009     97.52       134.07
                                                                                             2010    134.07       156.90
                                                                                             2011    156.90       148.11
                                                                                             2012    148.11       172.17
                                                                                             2013    172.17       220.88
                                                                                             2014    220.88       236.34

American Funds Growth-Income Investment Division+ (Class 2)................................. 2005     97.69       101.96
                                                                                             2006    101.96       115.83
                                                                                             2007    115.83       119.97
                                                                                             2008    119.97        73.52
                                                                                             2009     73.52        95.15
                                                                                             2010     95.15       104.55
                                                                                             2011    104.55       101.21
                                                                                             2012    101.21       117.25
                                                                                             2013    117.25       154.35
                                                                                             2014    154.35       168.39

                                                                                              Number of
                                                                                             Accumulation
                                                                                             Units End of
Investment Division                                                                              Year
-------------------                                                                          -------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012)....... 60,586,664.86
                                                                                             73,636,545.32
                                                                                             72,314,576.52

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B) (4/28/2014).  7,040,798.30

American Funds Bond Investment Division+ (Class 2) (5/1/2006)...............................    365,887.51
                                                                                                768,194.65
                                                                                                554,431.26
                                                                                                461,528.53
                                                                                                417,970.90
                                                                                                297,207.79
                                                                                                249,373.50
                                                                                                183,361.49
                                                                                                170,020.30

American Funds Global Small Capitalization Investment Division+ (Class 2)...................  1,942,621.89
                                                                                              2,014,130.80
                                                                                              2,066,061.06
                                                                                              1,676,113.20
                                                                                              1,627,893.35
                                                                                              1,542,372.20
                                                                                              1,329,857.31
                                                                                              1,090,983.82
                                                                                                970,839.38
                                                                                                828,389.49

American Funds Growth Investment Division+ (Class 2)........................................    850,455.08
                                                                                                855,979.03
                                                                                                789,249.89
                                                                                                685,332.95
                                                                                                644,152.88
                                                                                                606,411.59
                                                                                                516,594.10
                                                                                                436,720.84
                                                                                                378,702.25
                                                                                                329,792.22

American Funds Growth-Income Investment Division+ (Class 2).................................    992,089.03
                                                                                                915,468.87
                                                                                                847,614.09
                                                                                                701,937.54
                                                                                                648,730.37
                                                                                                616,925.22
                                                                                                542,332.49
                                                                                                459,521.06
                                                                                                402,386.15
                                                                                                360,220.83

                                                                                      Beginning of               Number of
                                                                                          Year     End of Year  Accumulation
                                                                                      Accumulation Accumulation Units End of
Investment Division                                                              Year  Unit Value   Unit Value      Year
-------------------                                                              ---- ------------ ------------ -------------
American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008). 2008    $10.00       $ 7.01     5,363,317.01
                                                                                 2009      7.01         8.96    18,010,048.59
                                                                                 2010      8.96         9.92    29,542,398.60
                                                                                 2011      9.92         9.59    34,428,136.42
                                                                                 2012      9.59        10.76    34,368,920.55
                                                                                 2013     10.76        12.59    34,112,341.02
                                                                                 2014     12.59        13.19    33,938,168.22

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)... 2008      9.99         6.36    11,381,509.85
                                                                                 2009      6.36         8.42    21,656,706.19
                                                                                 2010      8.42         9.44    22,320,507.44
                                                                                 2011      9.44         8.88    21,607,932.95
                                                                                 2012      8.88        10.19    20,505,386.56
                                                                                 2013     10.19        12.59    20,509,966.01
                                                                                 2014     12.59        13.23    19,984,564.54

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008). 2008     10.01         7.69    11,825,226.62
                                                                                 2009      7.69         9.37    31,832,639.17
                                                                                 2010      9.37        10.17    47,689,050.02
                                                                                 2011     10.17        10.06    52,439,006.83
                                                                                 2012     10.06        11.02    50,094,945.18
                                                                                 2013     11.02        12.35    47,762,949.99
                                                                                 2014     12.35        12.94    46,087,901.42

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012).............. 2012     11.17        11.59    81,387,523.32
                                                                                 2013     11.59        11.05    83,525,799.94
                                                                                 2014     11.05        11.35    76,150,961.72

Baillie Gifford International Stock Investment Division (Class B)............... 2005     13.78        16.00       882,635.15
                                                                                 2006     16.00        18.37     1,788,847.70
                                                                                 2007     18.37        19.96     2,326,601.22
                                                                                 2008     19.96        10.99     3,102,643.46
                                                                                 2009     10.99        13.23     3,503,823.36
                                                                                 2010     13.23        13.96     3,594,551.26
                                                                                 2011     13.96        11.01     3,776,314.57
                                                                                 2012     11.01        12.98     3,507,363.06
                                                                                 2013     12.98        14.76     3,211,140.18
                                                                                 2014     14.76        14.09     3,020,989.18

Barclays Aggregate Bond Index Investment Division (Class B)..................... 2005     12.89        12.96    11,887,466.57
                                                                                 2006     12.96        13.29    16,455,776.79
                                                                                 2007     13.29        14.00    20,099,380.29
                                                                                 2008     14.00        14.61    17,439,769.63
                                                                                 2009     14.61        15.14    22,571,032.66
                                                                                 2010     15.14        15.81    27,080,597.56
                                                                                 2011     15.81        16.75    28,884,760.83
                                                                                 2012     16.75        17.14    29,905,111.71
                                                                                 2013     17.14        16.50    32,334,133.11
                                                                                 2014     16.50        17.18    32,080,491.89

                                                                                                         Beginning of
                                                                                                             Year
                                                                                                         Accumulation
Investment Division                                                                                 Year  Unit Value
-------------------                                                                                 ---- ------------
BlackRock Bond Income Investment Division (Class B)................................................ 2005    $46.31
                                                                                                    2006     46.72
                                                                                                    2007     48.05
                                                                                                    2008     50.31
                                                                                                    2009     47.86
                                                                                                    2010     51.61
                                                                                                    2011     55.08
                                                                                                    2012     57.83
                                                                                                    2013     61.27
                                                                                                    2014     59.90

BlackRock Capital Appreciation Investment Division (Class B)....................................... 2005     25.80
                                                                                                    2006     27.20
                                                                                                    2007     27.91
                                                                                                    2008     32.64
                                                                                                    2009     20.41
                                                                                                    2010     27.51
                                                                                                    2011     32.46
                                                                                                    2012     29.12
                                                                                                    2013     32.81
                                                                                                    2014     43.38

BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that FI Large Cap Investment Division (Class B))
  (5/1/2006)....................................................................................... 2006     17.34
                                                                                                    2007     17.56
                                                                                                    2008     17.98
                                                                                                    2009      9.77

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)..................... 2012      9.98
                                                                                                    2013     10.32
                                                                                                    2014     11.24

BlackRock Large Cap Value Investment Division (Class B)............................................ 2005     11.84
                                                                                                    2006     12.34
                                                                                                    2007     14.52
                                                                                                    2008     14.79
                                                                                                    2009      9.47
                                                                                                    2010     10.39
                                                                                                    2011     11.18
                                                                                                    2012     11.27
                                                                                                    2013     12.68
                                                                                                    2014     16.50

BlackRock Money Market Investment Division (Class B)............................................... 2005     22.60
                                                                                                    2006     22.91
                                                                                                    2007     23.65
                                                                                                    2008     24.48
                                                                                                    2009     24.81
                                                                                                    2010     24.56
                                                                                                    2011     24.26
                                                                                                    2012     23.96
                                                                                                    2013     23.66
                                                                                                    2014     23.36

                                                                                                                  Number of
                                                                                                    End of Year  Accumulation
                                                                                                    Accumulation Units End of
Investment Division                                                                                  Unit Value      Year
-------------------                                                                                 ------------ -------------
BlackRock Bond Income Investment Division (Class B)................................................    $46.72     1,046,108.64
                                                                                                        48.05     1,637,036.48
                                                                                                        50.31     1,973,936.78
                                                                                                        47.86     1,847,352.77
                                                                                                        51.61     2,153,908.25
                                                                                                        55.08     2,703,572.45
                                                                                                        57.83     2,858,684.31
                                                                                                        61.27     2,913,383.40
                                                                                                        59.90     2,897,846.65
                                                                                                        63.18     2,982,274.59

BlackRock Capital Appreciation Investment Division (Class B).......................................     27.20       179,456.51
                                                                                                        27.91       329,519.56
                                                                                                        32.64       677,955.31
                                                                                                        20.41     1,381,085.09
                                                                                                        27.51     1,948,378.56
                                                                                                        32.46     2,151,515.42
                                                                                                        29.12     2,541,342.82
                                                                                                        32.81     2,406,118.40
                                                                                                        43.38     2,078,319.03
                                                                                                        46.55     1,881,107.25

BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that FI Large Cap Investment Division (Class B))
  (5/1/2006).......................................................................................     17.56        64,686.86
                                                                                                        17.98       159,771.44
                                                                                                         9.77       298,616.98
                                                                                                        10.19             0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012).....................     10.32    85,443,566.94
                                                                                                        11.24    98,794,182.84
                                                                                                        11.76    97,374,890.82

BlackRock Large Cap Value Investment Division (Class B)............................................     12.34     1,191,101.20
                                                                                                        14.52     4,017,678.88
                                                                                                        14.79     6,203,097.15
                                                                                                         9.47     6,677,973.23
                                                                                                        10.39     8,380,701.11
                                                                                                        11.18     9,038,984.13
                                                                                                        11.27     9,709,297.06
                                                                                                        12.68     9,104,671.74
                                                                                                        16.50     8,477,029.46
                                                                                                        17.88     7,885,049.94

BlackRock Money Market Investment Division (Class B)...............................................     22.91       104,247.78
                                                                                                        23.65       220,864.59
                                                                                                        24.48       423,149.02
                                                                                                        24.81     1,019,197.09
                                                                                                        24.56     1,111,335.11
                                                                                                        24.26     1,344,514.09
                                                                                                        23.96     1,804,163.17
                                                                                                        23.66     2,197,866.28
                                                                                                        23.36     2,092,136.92
                                                                                                        23.07     1,729,390.14

                                                                                                            Beginning of
                                                                                                                Year
                                                                                                            Accumulation
Investment Division                                                                                    Year  Unit Value
-------------------                                                                                    ---- ------------
Clarion Global Real Estate Investment Division (Class B).............................................. 2005   $ 12.84
                                                                                                       2006     14.37
                                                                                                       2007     19.52
                                                                                                       2008     16.39
                                                                                                       2009      9.44
                                                                                                       2010     12.56
                                                                                                       2011     14.40
                                                                                                       2012     13.43
                                                                                                       2013     16.71
                                                                                                       2014     17.08

ClearBridge Aggressive Growth Investment Division (Class B)........................................... 2005      7.22
                                                                                                       2006      8.09
                                                                                                       2007      7.86
                                                                                                       2008      7.93
                                                                                                       2009      4.77
                                                                                                       2010      6.27
                                                                                                       2011      7.66
                                                                                                       2012      7.82
                                                                                                       2013      9.15
                                                                                                       2014     13.16

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B)). 2005      8.59
                                                                                                       2006      9.07

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B))
  (Class B)........................................................................................... 2006      9.45
                                                                                                       2007     10.14
                                                                                                       2008      9.42
                                                                                                       2009      4.22
                                                                                                       2010      5.75
                                                                                                       2011      6.10

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty Investment Division (Class B)) (4/30/2007).......... 2007    151.43
                                                                                                       2008    185.95
                                                                                                       2009    106.51
                                                                                                       2010    150.27
                                                                                                       2011    162.35
                                                                                                       2012    148.24
                                                                                                       2013    179.35
                                                                                                       2014    228.11

Frontier Mid Cap Growth Investment Division (Class B)................................................. 2005     38.15
                                                                                                       2006     41.61
                                                                                                       2007     43.76
                                                                                                       2008     51.95
                                                                                                       2009     27.79
                                                                                                       2010     40.90
                                                                                                       2011     46.45
                                                                                                       2012     44.39
                                                                                                       2013     48.52
                                                                                                       2014     63.47

                                                                                                                     Number of
                                                                                                       End of Year  Accumulation
                                                                                                       Accumulation Units End of
Investment Division                                                                                     Unit Value      Year
-------------------                                                                                    ------------ -------------
Clarion Global Real Estate Investment Division (Class B)..............................................   $ 14.37     4,338,464.48
                                                                                                           19.52     7,835,572.48
                                                                                                           16.39     8,113,130.91
                                                                                                            9.44     7,850,669.54
                                                                                                           12.56     8,085,427.70
                                                                                                           14.40     7,970,798.69
                                                                                                           13.43     8,200,052.38
                                                                                                           16.71     7,497,653.11
                                                                                                           17.08     7,486,754.52
                                                                                                           19.11     6,809,334.82

ClearBridge Aggressive Growth Investment Division (Class B)...........................................      8.09       441,946.14
                                                                                                            7.86       854,039.26
                                                                                                            7.93       829,924.69
                                                                                                            4.77       784,974.04
                                                                                                            6.27       889,731.52
                                                                                                            7.66     1,184,792.59
                                                                                                            7.82     4,333,191.00
                                                                                                            9.15     4,198,132.99
                                                                                                           13.16     5,569,813.70
                                                                                                           15.45    20,511,102.73

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B)).      9.07       300,403.79
                                                                                                            9.49       378,586.99

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason ClearBridge
  Aggressive Growth Investment Division (Class B) and before that Legg Mason Value Equity
  Investment Division (Class B) and before that MFS(R) Investors Trust Investment Division (Class B))
  (Class B)...........................................................................................     10.14       752,191.91
                                                                                                            9.42       819,936.03
                                                                                                            4.22       972,413.11
                                                                                                            5.75     1,433,098.82
                                                                                                            6.10     2,182,977.19
                                                                                                            6.49             0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive Growth II
  Investment Division and before that Janus Forty Investment Division (Class B)) (4/30/2007)..........    185.95       110,979.76
                                                                                                          106.51       712,494.40
                                                                                                          150.27     1,163,014.01
                                                                                                          162.35     1,298,644.78
                                                                                                          148.24     1,179,824.64
                                                                                                          179.35     1,110,485.64
                                                                                                          228.11       970,782.77
                                                                                                          237.65             0.00

Frontier Mid Cap Growth Investment Division (Class B).................................................     41.61       126,036.87
                                                                                                           43.76       228,956.11
                                                                                                           51.95       383,639.24
                                                                                                           27.79       600,156.98
                                                                                                           40.90       831,307.99
                                                                                                           46.45       916,289.80
                                                                                                           44.39       925,176.40
                                                                                                           48.52       892,201.48
                                                                                                           63.47       798,097.82
                                                                                                           69.49       737,382.54

                                                                                                     Beginning of
                                                                                                         Year     End of Year
                                                                                                     Accumulation Accumulation
Investment Division                                                                             Year  Unit Value   Unit Value
-------------------                                                                             ---- ------------ ------------
Harris Oakmark International Investment Division (Class B)..................................... 2005    $14.03       $15.83
                                                                                                2006     15.83        20.15
                                                                                                2007     20.15        19.67
                                                                                                2008     19.67        11.48
                                                                                                2009     11.48        17.59
                                                                                                2010     17.59        20.22
                                                                                                2011     20.22        17.12
                                                                                                2012     17.12        21.86
                                                                                                2013     21.86        28.17
                                                                                                2014     28.17        26.21

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)..................... 2012      1.01         1.04
                                                                                                2013      1.04         1.05
                                                                                                2014      1.05         1.10

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))............................................................... 2005     21.85        24.15
                                                                                                2006     24.15        26.52
                                                                                                2007     26.52        27.03
                                                                                                2008     27.03        14.02
                                                                                                2009     14.02        20.45
                                                                                                2010     20.45        25.46
                                                                                                2011     25.46        23.47
                                                                                                2012     23.47        25.96

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).......................................................................... 2012     25.84        26.59
                                                                                                2013     26.59        34.22
                                                                                                2014     34.22        37.05

Invesco Small Cap Growth Investment Division (Class B)......................................... 2005     12.23        13.08
                                                                                                2006     13.08        14.75
                                                                                                2007     14.75        16.18
                                                                                                2008     16.18         9.79
                                                                                                2009      9.79        12.94
                                                                                                2010     12.94        16.12
                                                                                                2011     16.12        15.75
                                                                                                2012     15.75        18.39
                                                                                                2013     18.39        25.46
                                                                                                2014     25.46        27.13

Jennison Growth Investment Division (Class B).................................................. 2005      4.09         4.92
                                                                                                2006      4.92         4.99
                                                                                                2007      4.99         5.49
                                                                                                2008      5.49         3.44
                                                                                                2009      3.44         4.74
                                                                                                2010      4.74         5.21
                                                                                                2011      5.21         5.15
                                                                                                2012      5.15         5.88
                                                                                                2013      5.88         7.95
                                                                                                2014      7.95         8.53

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager Investment Division
  (Class B))................................................................................... 2005      4.44         4.05

                                                                                                  Number of
                                                                                                 Accumulation
                                                                                                 Units End of
Investment Division                                                                                  Year
-------------------                                                                             --------------
Harris Oakmark International Investment Division (Class B).....................................   2,479,089.48
                                                                                                  5,230,310.81
                                                                                                  6,878,657.12
                                                                                                  5,848,438.73
                                                                                                  7,094,853.93
                                                                                                  9,180,544.61
                                                                                                 10,899,004.55
                                                                                                 10,001,942.39
                                                                                                  9,506,036.94
                                                                                                  9,334,364.77

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)..................... 145,166,223.98
                                                                                                239,868,056.76
                                                                                                246,256,722.78

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))...............................................................   2,759,258.03
                                                                                                  4,556,951.22
                                                                                                  5,637,167.55
                                                                                                  5,869,624.31
                                                                                                  6,093,473.84
                                                                                                  6,870,168.76
                                                                                                  7,124,065.55
                                                                                                          0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))..........................................................................   6,561,328.53
                                                                                                  5,868,523.88
                                                                                                  5,282,697.59

Invesco Small Cap Growth Investment Division (Class B).........................................     249,141.21
                                                                                                    379,516.68
                                                                                                    570,283.63
                                                                                                    657,668.14
                                                                                                    943,098.40
                                                                                                    847,369.93
                                                                                                    883,526.54
                                                                                                    836,820.13
                                                                                                    775,718.86
                                                                                                    738,783.76

Jennison Growth Investment Division (Class B)..................................................     412,176.02
                                                                                                  1,003,446.89
                                                                                                  1,164,068.68
                                                                                                  1,376,073.02
                                                                                                  3,200,189.21
                                                                                                  4,846,933.72
                                                                                                  7,348,067.70
                                                                                                 12,237,786.15
                                                                                                 10,549,695.81
                                                                                                  9,409,055.76

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager Investment Division
  (Class B))...................................................................................     152,249.83

                                                                                               Beginning of
                                                                                                   Year     End of Year
                                                                                               Accumulation Accumulation
Investment Division                                                                       Year  Unit Value   Unit Value
-------------------                                                                       ---- ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B)) (5/1/2005).............................................. 2005    $ 7.99       $ 8.69
                                                                                          2006      8.69         9.23
                                                                                          2007      9.23        10.42
                                                                                          2008     10.42         5.56
                                                                                          2009      5.56         7.90
                                                                                          2010      7.90         8.53
                                                                                          2011      8.53         8.31
                                                                                          2012      8.31         9.35

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).............. 2012      1.01         1.05
                                                                                          2013      1.05         1.15
                                                                                          2014      1.15         1.21

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)................... 2013     15.51        17.07
                                                                                          2014     17.07        17.44

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income
  Investment Division (Class B)) (4/28/2008)............................................. 2008      9.99         7.99
                                                                                          2009      7.99        10.09
                                                                                          2010     10.09        11.14
                                                                                          2011     11.14        11.24
                                                                                          2012     11.24        12.48
                                                                                          2013     12.48        13.04

Loomis Sayles Small Cap Core Investment Division (Class B)............................... 2005     26.96        28.40
                                                                                          2006     28.40        32.65
                                                                                          2007     32.65        35.99
                                                                                          2008     35.99        22.73
                                                                                          2009     22.73        29.16
                                                                                          2010     29.16        36.64
                                                                                          2011     36.64        36.31
                                                                                          2012     36.31        40.97
                                                                                          2013     40.97        56.92
                                                                                          2014     56.92        58.18

Loomis Sayles Small Cap Growth Investment Division (Class B)............................. 2005      9.80        10.11
                                                                                          2006     10.11        10.95
                                                                                          2007     10.95        11.28
                                                                                          2008     11.28         6.54
                                                                                          2009      6.54         8.37
                                                                                          2010      8.37        10.86
                                                                                          2011     10.86        11.02
                                                                                          2012     11.02        12.07
                                                                                          2013     12.07        17.69
                                                                                          2014     17.69        17.64

Lord Abbett Bond Debenture Investment Division (Class B)................................. 2005     17.21        17.26
                                                                                          2006     17.26        18.60
                                                                                          2007     18.60        19.57
                                                                                          2008     19.57        15.73
                                                                                          2009     15.73        21.25
                                                                                          2010     21.25        23.71
                                                                                          2011     23.71        24.46
                                                                                          2012     24.46        27.28
                                                                                          2013     27.28        29.09
                                                                                          2014     29.09        30.12

                                                                                            Number of
                                                                                           Accumulation
                                                                                           Units End of
Investment Division                                                                            Year
-------------------                                                                       --------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital Appreciation
  Investment Division (Class B)) (5/1/2005)..............................................     173,317.48
                                                                                              620,638.28
                                                                                            1,169,995.30
                                                                                            1,627,935.42
                                                                                            2,343,856.14
                                                                                            2,771,815.26
                                                                                            2,875,553.19
                                                                                                    0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)..............  98,278,267.87
                                                                                          266,300,003.77
                                                                                          302,816,471.27

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...................   4,137,910.13
                                                                                            3,856,491.64

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin Income
  Investment Division (Class B)) (4/28/2008).............................................     717,060.40
                                                                                            1,736,399.97
                                                                                            3,115,137.26
                                                                                            4,545,106.28
                                                                                            4,504,444.08
                                                                                                    0.00

Loomis Sayles Small Cap Core Investment Division (Class B)...............................     282,001.02
                                                                                              807,342.10
                                                                                            1,230,226.05
                                                                                            1,465,820.56
                                                                                            1,718,288.85
                                                                                            1,647,067.79
                                                                                            1,663,955.46
                                                                                            1,536,877.57
                                                                                            1,431,061.28
                                                                                            1,356,509.04

Loomis Sayles Small Cap Growth Investment Division (Class B).............................     469,945.62
                                                                                              779,710.51
                                                                                              982,451.23
                                                                                            1,137,061.65
                                                                                            1,330,724.17
                                                                                            1,216,411.01
                                                                                            1,198,514.84
                                                                                            1,029,058.32
                                                                                            1,027,234.54
                                                                                              907,103.46

Lord Abbett Bond Debenture Investment Division (Class B).................................   1,644,680.08
                                                                                            3,053,153.34
                                                                                            4,120,667.18
                                                                                            3,918,705.43
                                                                                            4,795,673.99
                                                                                            5,207,933.54
                                                                                            5,522,429.14
                                                                                            5,370,333.81
                                                                                            5,443,285.29
                                                                                            5,271,936.00

                                                                                                        Beginning of
                                                                                                            Year     End of Year
                                                                                                        Accumulation Accumulation
Investment Division                                                                                Year  Unit Value   Unit Value
-------------------                                                                                ---- ------------ ------------
Met/Artisan Mid Cap Value Investment Division (Class B)........................................... 2005    $33.26       $36.04
                                                                                                   2006     36.04        39.92
                                                                                                   2007     39.92        36.63
                                                                                                   2008     36.63        19.49
                                                                                                   2009     19.49        27.17
                                                                                                   2010     27.17        30.80
                                                                                                   2011     30.80        32.39
                                                                                                   2012     32.39        35.69
                                                                                                   2013     35.69        48.12
                                                                                                   2014     48.12        48.32

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)................... 2011      9.98         9.77
                                                                                                   2012      9.77        10.07
                                                                                                   2013     10.07        10.06
                                                                                                   2014     10.06        10.04

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division (Class B))............................................................................. 2011     12.27        10.51
                                                                                                   2012     10.51        12.12
                                                                                                   2013     12.12        15.51
                                                                                                   2014     15.51        16.09

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation Investment Division (Class B))
  (5/1/2005)...................................................................................... 2005      9.99        11.16
                                                                                                   2006     11.16        12.74
                                                                                                   2007     12.74        13.00
                                                                                                   2008     13.00         7.64
                                                                                                   2009      7.64         9.92
                                                                                                   2010      9.92        11.34
                                                                                                   2011     11.34        12.30

MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative Allocation
  Investment Division (Class B)) (5/1/2005)....................................................... 2005      9.99        10.31
                                                                                                   2006     10.31        10.88
                                                                                                   2007     10.88        11.34
                                                                                                   2008     11.34         9.59
                                                                                                   2009      9.59        11.41
                                                                                                   2010     11.41        12.41
                                                                                                   2011     12.41        12.65
                                                                                                   2012     12.65        13.64
                                                                                                   2013     13.64        14.05
                                                                                                   2014     14.05        14.49

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................................ 2005      9.99        10.52
                                                                                                   2006     10.52        11.37
                                                                                                   2007     11.37        11.77
                                                                                                   2008     11.77         9.11
                                                                                                   2009      9.11        11.13
                                                                                                   2010     11.13        12.26
                                                                                                   2011     12.26        12.24
                                                                                                   2012     12.24        13.47
                                                                                                   2013     13.47        14.76
                                                                                                   2014     14.76        15.29

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                                -------------
Met/Artisan Mid Cap Value Investment Division (Class B)...........................................  1,158,798.80
                                                                                                    1,544,583.01
                                                                                                    1,646,083.75
                                                                                                    1,530,577.09
                                                                                                    1,570,093.26
                                                                                                    1,517,144.93
                                                                                                    1,530,638.68
                                                                                                    1,486,443.05
                                                                                                    1,463,616.68
                                                                                                    1,385,658.28

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...................    371,470.99
                                                                                                      757,543.49
                                                                                                    4,409,494.93
                                                                                                    5,652,841.81

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division (Class B)).............................................................................  3,213,867.32
                                                                                                    3,174,538.90
                                                                                                    3,085,476.41
                                                                                                    3,096,472.25

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation Investment Division (Class B))
  (5/1/2005)......................................................................................    306,141.65
                                                                                                    1,484,809.90
                                                                                                    2,807,072.03
                                                                                                    3,137,332.27
                                                                                                    3,269,816.84
                                                                                                    3,262,852.24
                                                                                                            0.00

MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative Allocation
  Investment Division (Class B)) (5/1/2005).......................................................    578,943.02
                                                                                                    1,938,160.76
                                                                                                    5,674,741.59
                                                                                                   10,836,517.50
                                                                                                   17,602,835.04
                                                                                                   23,163,874.60
                                                                                                   26,465,409.52
                                                                                                   27,845,228.02
                                                                                                   25,190,572.09
                                                                                                   23,525,533.50

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................................  2,293,499.61
                                                                                                   10,459,920.40
                                                                                                   24,715,462.78
                                                                                                   36,347,326.24
                                                                                                   49,865,699.83
                                                                                                   62,047,149.36
                                                                                                   69,578,602.61
                                                                                                   68,625,951.23
                                                                                                   65,491,836.50
                                                                                                   60,893,404.39

                                                                                                       Beginning of
                                                                                                           Year     End of Year
                                                                                                       Accumulation Accumulation
Investment Division                                                                               Year  Unit Value   Unit Value
-------------------                                                                               ---- ------------ ------------
MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)................................................................. 2005    $ 9.99       $10.75
                                                                                                  2006     10.75        11.88
                                                                                                  2007     11.88        12.24
                                                                                                  2008     12.24         8.63
                                                                                                  2009      8.63        10.78
                                                                                                  2010     10.78        12.05
                                                                                                  2011     12.05        11.74
                                                                                                  2012     11.74        13.12
                                                                                                  2013     13.12        15.29
                                                                                                  2014     15.29        15.87

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment
  Division (Class B) and before that Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)) (4/28/2008)................................................................ 2008      9.99         7.04
                                                                                                  2009      7.04         8.93
                                                                                                  2010      8.93         9.71
                                                                                                  2011      9.71         9.42
                                                                                                  2012      9.42        10.80
                                                                                                  2013     10.80        11.64

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment
  Division (Class B)) (4/29/2013)................................................................ 2013     11.71        13.36
                                                                                                  2014     13.36        13.32

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to Aggressive
  Allocation Investment Division (Class B)) (5/1/2005)........................................... 2005      9.99        10.98
                                                                                                  2006     10.98        12.39
                                                                                                  2007     12.39        12.70
                                                                                                  2008     12.70         8.14
                                                                                                  2009      8.14        10.38
                                                                                                  2010     10.38        11.75
                                                                                                  2011     11.75        11.17
                                                                                                  2012     11.17        12.73
                                                                                                  2013     12.73        15.63
                                                                                                  2014     15.63        16.24

MetLife Balanced Plus Investment Division (Class B) (4/30/2012).................................. 2012     10.01        10.49
                                                                                                  2013     10.49        11.84
                                                                                                  2014     11.84        12.83

MetLife Mid Cap Stock Index Investment Division (Class B)........................................ 2005     13.13        14.53
                                                                                                  2006     14.53        15.76
                                                                                                  2007     15.76        16.74
                                                                                                  2008     16.74        10.51
                                                                                                  2009     10.51        14.20
                                                                                                  2010     14.20        17.67
                                                                                                  2011     17.67        17.07
                                                                                                  2012     17.07        19.78
                                                                                                  2013     19.78        25.95
                                                                                                  2014     25.95        27.99

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)...................... 2013      1.08         1.13
                                                                                                  2014      1.13         1.22

                                                                                                    Number of
                                                                                                   Accumulation
                                                                                                   Units End of
Investment Division                                                                                    Year
-------------------                                                                               --------------
MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005).................................................................   3,641,353.32
                                                                                                   22,508,484.97
                                                                                                   62,197,203.38
                                                                                                   94,830,810.05
                                                                                                  131,317,908.56
                                                                                                  168,769,081.52
                                                                                                  186,589,260.69
                                                                                                  179,133,091.06
                                                                                                  174,250,653.46
                                                                                                  163,949,907.27

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment
  Division (Class B) and before that Met/Franklin Templeton Founding Strategy Investment
  Division (Class B)) (4/28/2008)................................................................   2,102,778.94
                                                                                                    4,026,633.31
                                                                                                    4,308,306.30
                                                                                                    4,215,602.89
                                                                                                    4,034,161.72
                                                                                                            0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy Investment
  Division (Class B)) (4/29/2013)................................................................   4,090,927.70
                                                                                                            0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to Aggressive
  Allocation Investment Division (Class B)) (5/1/2005)...........................................   2,829,696.46
                                                                                                   17,897,969.38
                                                                                                   54,331,986.81
                                                                                                   81,663,563.59
                                                                                                   94,187,888.95
                                                                                                   89,964,106.50
                                                                                                   86,864,544.96
                                                                                                   80,829,336.58
                                                                                                   77,299,106.53
                                                                                                   76,437,672.23

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)..................................  85,936,719.25
                                                                                                  136,462,242.32
                                                                                                  152,347,296.18

MetLife Mid Cap Stock Index Investment Division (Class B)........................................   2,195,285.87
                                                                                                    3,611,990.93
                                                                                                    4,712,683.58
                                                                                                    5,825,162.10
                                                                                                    6,981,447.54
                                                                                                    7,442,901.10
                                                                                                    8,144,543.01
                                                                                                    7,896,397.33
                                                                                                    7,508,378.40
                                                                                                    7,247,852.53

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)...................... 125,232,192.04
                                                                                                  223,560,130.68

                                                                                                Beginning of
                                                                                                    Year     End of Year
                                                                                                Accumulation Accumulation
Investment Division                                                                        Year  Unit Value   Unit Value
-------------------                                                                        ---- ------------ ------------
MetLife Stock Index Investment Division (Class B)......................................... 2005    $37.56       $38.72
                                                                                           2006     38.72        44.05
                                                                                           2007     44.05        45.66
                                                                                           2008     45.66        28.29
                                                                                           2009     28.29        35.18
                                                                                           2010     35.18        39.78
                                                                                           2011     39.78        39.93
                                                                                           2012     39.93        45.51
                                                                                           2013     45.51        59.20
                                                                                           2014     59.20        66.12

MFS(R) Research International Investment Division (Class B)............................... 2005     11.25        12.94
                                                                                           2006     12.94        16.17
                                                                                           2007     16.17        18.09
                                                                                           2008     18.09        10.30
                                                                                           2009     10.30        13.38
                                                                                           2010     13.38        14.72
                                                                                           2011     14.72        12.98
                                                                                           2012     12.98        14.96
                                                                                           2013     14.96        17.62
                                                                                           2014     17.62        16.19

MFS(R) Total Return Investment Division (Class B)......................................... 2005     41.05        41.69
                                                                                           2006     41.69        46.09
                                                                                           2007     46.09        47.39
                                                                                           2008     47.39        36.34
                                                                                           2009     36.34        42.46
                                                                                           2010     42.46        46.04
                                                                                           2011     46.04        46.45
                                                                                           2012     46.45        51.06
                                                                                           2013     51.06        59.85
                                                                                           2014     59.85        64.05

MFS(R) Value Investment Division (Class B)................................................ 2005     13.21        12.83
                                                                                           2006     12.83        14.93
                                                                                           2007     14.93        14.15
                                                                                           2008     14.15         9.26
                                                                                           2009      9.26        11.03
                                                                                           2010     11.03        12.12
                                                                                           2011     12.12        12.04
                                                                                           2012     12.04        13.83
                                                                                           2013     13.83        18.50
                                                                                           2014     18.50        20.20

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment Division
  (Class B)).............................................................................. 2005     26.41        28.81
                                                                                           2006     28.81        31.77
                                                                                           2007     31.77        32.61
                                                                                           2008     32.61        19.61
                                                                                           2009     19.61        23.52
                                                                                           2010     23.52        26.55
                                                                                           2011     26.55        24.55
                                                                                           2012     24.55        27.99
                                                                                           2013     27.99        30.83

                                                                                            Number of
                                                                                           Accumulation
                                                                                           Units End of
Investment Division                                                                            Year
-------------------                                                                        -------------
MetLife Stock Index Investment Division (Class B).........................................  5,047,439.87
                                                                                            7,044,246.68
                                                                                            8,542,859.25
                                                                                           10,548,323.10
                                                                                           12,672,183.55
                                                                                           13,968,745.16
                                                                                           14,624,119.22
                                                                                           13,800,270.63
                                                                                           12,439,421.12
                                                                                           11,401,442.90

MFS(R) Research International Investment Division (Class B)...............................    604,819.44
                                                                                            2,068,708.66
                                                                                            3,262,143.43
                                                                                            5,451,172.86
                                                                                            6,574,559.75
                                                                                            6,633,116.35
                                                                                            6,669,158.46
                                                                                            6,199,776.38
                                                                                            5,699,568.82
                                                                                            5,493,187.14

MFS(R) Total Return Investment Division (Class B).........................................    328,191.42
                                                                                              465,431.08
                                                                                              692,542.07
                                                                                              626,555.67
                                                                                              734,187.61
                                                                                              800,296.85
                                                                                              826,082.65
                                                                                              805,689.47
                                                                                              795,649.97
                                                                                              768,192.95

MFS(R) Value Investment Division (Class B)................................................  3,878,821.73
                                                                                            5,009,373.07
                                                                                            5,535,834.88
                                                                                            5,163,417.72
                                                                                            5,869,418.70
                                                                                            7,052,289.57
                                                                                            7,522,386.23
                                                                                            7,315,037.13
                                                                                           10,581,680.77
                                                                                            9,721,609.85

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment Division
  (Class B))..............................................................................    420,979.54
                                                                                            1,116,072.48
                                                                                            1,237,524.46
                                                                                            1,167,465.68
                                                                                            1,179,028.29
                                                                                            1,100,221.92
                                                                                            1,076,680.63
                                                                                              978,906.09
                                                                                                    0.00

                                                                                                     Beginning of
                                                                                                         Year     End of Year
                                                                                                     Accumulation Accumulation
Investment Division                                                                             Year  Unit Value   Unit Value
-------------------                                                                             ---- ------------ ------------
MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008).............................................................. 2008    $ 9.99       $ 6.60
                                                                                                2009      6.60         8.14
                                                                                                2010      8.14         8.93
                                                                                                2011      8.93         8.77
                                                                                                2012      8.77         9.87
                                                                                                2013      9.87        10.81

Morgan Stanley Mid Cap Growth Investment Division (Class B).................................... 2010     13.13        15.26
                                                                                                2011     15.26        14.03
                                                                                                2012     14.03        15.14
                                                                                                2013     15.14        20.79
                                                                                                2014     20.79        20.74

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))............................................................... 2005     16.69        17.58
                                                                                                2006     17.58        19.37
                                                                                                2007     19.37        20.68
                                                                                                2008     20.68         9.10
                                                                                                2009      9.10        12.00
                                                                                                2010     12.00        12.99

MSCI EAFE(R) Index Investment Division (Class B)............................................... 2005     11.22        12.51
                                                                                                2006     12.51        15.51
                                                                                                2007     15.51        16.92
                                                                                                2008     16.92         9.66
                                                                                                2009      9.66        12.24
                                                                                                2010     12.24        13.04
                                                                                                2011     13.04        11.25
                                                                                                2012     11.25        13.11
                                                                                                2013     13.11        15.74
                                                                                                2014     15.74        14.57

Neuberger Berman Genesis Investment Division (Class B)......................................... 2005     18.24        18.72
                                                                                                2006     18.72        21.53
                                                                                                2007     21.53        20.48
                                                                                                2008     20.48        12.42
                                                                                                2009     12.42        13.84
                                                                                                2010     13.84        16.59
                                                                                                2011     16.59        17.29
                                                                                                2012     17.29        18.74
                                                                                                2013     18.74        25.57
                                                                                                2014     25.57        25.18

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment
  Division (Class B)).......................................................................... 2005     13.63        14.54
                                                                                                2006     14.54        16.47
                                                                                                2007     16.47        15.83
                                                                                                2008     15.83         9.64
                                                                                                2009      9.64        13.02
                                                                                                2010     13.02        15.80
                                                                                                2011     15.80        14.78
                                                                                                2012     14.78        15.37
                                                                                                2013     15.37        16.67

                                                                                                 Number of
                                                                                                Accumulation
                                                                                                Units End of
Investment Division                                                                                 Year
-------------------                                                                             -------------
MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008)..............................................................    472,356.75
                                                                                                 1,350,684.01
                                                                                                 2,282,456.12
                                                                                                 2,997,757.80
                                                                                                 2,797,219.63
                                                                                                         0.00

Morgan Stanley Mid Cap Growth Investment Division (Class B)....................................  2,487,134.48
                                                                                                 2,843,297.98
                                                                                                 2,692,713.11
                                                                                                 2,297,231.09
                                                                                                 2,209,248.85

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap Opportunities
  Investment Division (Class B))...............................................................    550,747.76
                                                                                                 1,043,827.16
                                                                                                 1,436,202.13
                                                                                                 1,753,470.54
                                                                                                 2,335,775.65
                                                                                                         0.00

MSCI EAFE(R) Index Investment Division (Class B)...............................................  3,920,106.79
                                                                                                 5,695,313.60
                                                                                                 7,382,320.70
                                                                                                 9,419,926.46
                                                                                                11,163,950.75
                                                                                                12,685,686.41
                                                                                                14,595,718.30
                                                                                                14,435,971.24
                                                                                                13,451,974.55
                                                                                                13,926,384.22

Neuberger Berman Genesis Investment Division (Class B).........................................  2,350,319.89
                                                                                                 3,429,455.89
                                                                                                 3,851,949.52
                                                                                                 3,625,580.48
                                                                                                 3,679,793.07
                                                                                                 3,382,746.43
                                                                                                 3,242,629.17
                                                                                                 3,027,293.41
                                                                                                 3,595,800.35
                                                                                                 3,266,027.56

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap Investment
  Division (Class B))..........................................................................    369,364.09
                                                                                                   693,216.68
                                                                                                 1,336,971.62
                                                                                                 1,227,543.36
                                                                                                 1,384,640.85
                                                                                                 1,392,901.19
                                                                                                 1,486,644.47
                                                                                                 1,344,367.91
                                                                                                         0.00

                                                                                             Beginning of
                                                                                                 Year     End of Year
                                                                                             Accumulation Accumulation
Investment Division                                                                     Year  Unit Value   Unit Value
-------------------                                                                     ---- ------------ ------------
Oppenheimer Global Equity Investment Division* (Class B)............................... 2005    $14.88       $17.04
                                                                                        2006     17.04        19.59
                                                                                        2007     19.59        20.55
                                                                                        2008     20.55        12.06
                                                                                        2009     12.06        16.66
                                                                                        2010     16.66        19.07
                                                                                        2011     19.07        17.25
                                                                                        2012     17.25        20.64
                                                                                        2013     20.64        25.92
                                                                                        2014     25.92        26.14

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton Growth
  Investment Division (Class B)) (4/28/2008)........................................... 2008      9.99         6.57
                                                                                        2009      6.57         8.61
                                                                                        2010      8.61         9.15
                                                                                        2011      9.15         8.42
                                                                                        2012      8.42        10.16
                                                                                        2013     10.16        10.80

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)............. 2014      0.99         1.03

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)................ 2006     11.04        11.16
                                                                                        2007     11.16        12.21
                                                                                        2008     12.21        11.23
                                                                                        2009     11.23        13.09
                                                                                        2010     13.09        13.93
                                                                                        2011     13.93        15.29
                                                                                        2012     15.29        16.48
                                                                                        2013     16.48        14.76
                                                                                        2014     14.76        15.00

PIMCO Total Return Investment Division (Class B)....................................... 2005     12.16        12.28
                                                                                        2006     12.28        12.67
                                                                                        2007     12.67        13.46
                                                                                        2008     13.46        13.35
                                                                                        2009     13.35        15.56
                                                                                        2010     15.56        16.62
                                                                                        2011     16.62        16.94
                                                                                        2012     16.94        18.28
                                                                                        2013     18.28        17.70
                                                                                        2014     17.70        18.22

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)................. 2012     10.78        10.96
                                                                                        2013     10.96        10.34
                                                                                        2014     10.34        10.98

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013)...................... 2013     10.21        10.76
                                                                                        2014     10.76        11.54

Russell 2000(R) Index Investment Division (Class B).................................... 2005     15.56        16.03
                                                                                        2006     16.03        18.61
                                                                                        2007     18.61        18.07
                                                                                        2008     18.07        11.83
                                                                                        2009     11.83        14.69
                                                                                        2010     14.69        18.36
                                                                                        2011     18.36        17.36
                                                                                        2012     17.36        19.89
                                                                                        2013     19.89        27.15
                                                                                        2014     27.15        28.09

                                                                                         Number of
                                                                                        Accumulation
                                                                                        Units End of
Investment Division                                                                         Year
-------------------                                                                     -------------
Oppenheimer Global Equity Investment Division* (Class B)...............................    579,290.68
                                                                                         1,334,400.29
                                                                                         1,761,289.24
                                                                                         1,967,019.42
                                                                                         2,530,763.05
                                                                                         3,078,106.91
                                                                                         3,539,470.40
                                                                                         3,291,982.18
                                                                                         3,718,443.28
                                                                                         3,583,443.08

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton Growth
  Investment Division (Class B)) (4/28/2008)...........................................    235,437.29
                                                                                           687,554.56
                                                                                         1,068,648.57
                                                                                         1,415,850.80
                                                                                         1,346,063.32
                                                                                                 0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014).............  3,855,645.65

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006)................    595,123.74
                                                                                         1,865,528.17
                                                                                         8,801,830.82
                                                                                        14,097,736.84
                                                                                        18,853,712.18
                                                                                        22,060,834.54
                                                                                        23,103,607.27
                                                                                        20,921,626.20
                                                                                        18,776,351.61

PIMCO Total Return Investment Division (Class B).......................................  6,758,354.02
                                                                                         9,627,248.36
                                                                                        11,407,084.04
                                                                                        13,686,460.81
                                                                                        21,012,926.60
                                                                                        29,547,685.64
                                                                                        32,720,206.08
                                                                                        33,459,538.47
                                                                                        33,294,516.54
                                                                                        30,162,776.71

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)................. 32,068,305.21
                                                                                        31,404,922.55
                                                                                        29,122,721.93

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013)......................  2,942,032.89
                                                                                         6,462,747.17

Russell 2000(R) Index Investment Division (Class B)....................................  1,502,294.21
                                                                                         2,585,775.71
                                                                                         3,079,763.14
                                                                                          3,245,644.3
                                                                                         3,896,039.18
                                                                                         4,040,992.74
                                                                                         4,329,427.86
                                                                                         4,195,443.26
                                                                                         3,985,416.76
                                                                                         3,973,488.34

                                                                                            Beginning of
                                                                                                Year     End of Year
                                                                                            Accumulation Accumulation
Investment Division                                                                    Year  Unit Value   Unit Value
-------------------                                                                    ---- ------------ ------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)................ 2012    $ 1.01       $ 1.06
                                                                                       2013      1.06         1.16
                                                                                       2014      1.16         1.23

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)................... 2006     10.52        11.18
                                                                                       2007     11.18        11.63
                                                                                       2008     11.63         8.61
                                                                                       2009      8.61        10.62
                                                                                       2010     10.62        11.77
                                                                                       2011     11.77        11.75
                                                                                       2012     11.75        13.09
                                                                                       2013     13.09        14.60
                                                                                       2014     14.60        15.26

SSGA Growth ETF Investment Division (Class B) (5/1/2006).............................. 2006     10.71        11.43
                                                                                       2007     11.43        11.92
                                                                                       2008     11.92         7.89
                                                                                       2009      7.89        10.06
                                                                                       2010     10.06        11.35
                                                                                       2011     11.35        10.97
                                                                                       2012     10.97        12.46
                                                                                       2013     12.46        14.53
                                                                                       2014     14.53        15.12

T. Rowe Price Large Cap Growth Investment Division (Class B).......................... 2005     12.21        12.82
                                                                                       2006     12.82        14.29
                                                                                       2007     14.29        15.41
                                                                                       2008     15.41         8.82
                                                                                       2009      8.82        12.46
                                                                                       2010     12.46        14.37
                                                                                       2011     14.37        14.00
                                                                                       2012     14.00        16.41
                                                                                       2013     16.41        22.49
                                                                                       2014     22.49        24.17

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology
  Investment Division (Class B))...................................................... 2005      4.36         4.78
                                                                                       2006      4.78         4.98
                                                                                       2007      4.98         6.46
                                                                                       2008      6.46         3.54
                                                                                       2009      3.54         5.57
                                                                                       2010      5.57         7.02
                                                                                       2011      7.02         6.25
                                                                                       2012      6.25         6.92
                                                                                       2013      6.92         7.24

T. Rowe Price Mid Cap Growth Investment Division (Class B)............................ 2005      7.15         8.10
                                                                                       2006      8.10         8.49
                                                                                       2007      8.49         9.86
                                                                                       2008      9.86         5.87
                                                                                       2009      5.87         8.43
                                                                                       2010      8.43        10.63
                                                                                       2011     10.63        10.33
                                                                                       2012     10.33        11.60
                                                                                       2013     11.60        15.64
                                                                                       2014     15.64        17.42

                                                                                         Number of
                                                                                        Accumulation
                                                                                        Units End of
Investment Division                                                                         Year
-------------------                                                                    --------------
Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)................  67,974,801.15
                                                                                       167,476,225.23
                                                                                       186,926,839.25

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)...................      94,584.11
                                                                                           196,239.06
                                                                                           564,644.37
                                                                                         9,979,215.54
                                                                                        27,821,570.04
                                                                                        39,524,198.83
                                                                                        40,225,522.76
                                                                                        38,653,105.18
                                                                                        36,167,858.36

SSGA Growth ETF Investment Division (Class B) (5/1/2006)..............................     139,058.25
                                                                                           536,203.16
                                                                                           377,748.91
                                                                                         3,058,162.85
                                                                                         4,291,610.98
                                                                                         4,758,320.83
                                                                                         5,212,125.54
                                                                                         5,780,859.59
                                                                                         5,831,845.05

T. Rowe Price Large Cap Growth Investment Division (Class B)..........................   1,706,948.80
                                                                                         2,574,599.46
                                                                                         3,515,295.61
                                                                                         3,604,235.54
                                                                                         3,970,534.93
                                                                                         3,678,828.63
                                                                                         3,523,915.22
                                                                                         3,395,403.28
                                                                                         6,484,456.47
                                                                                         6,147,922.34

T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM Technology
  Investment Division (Class B))......................................................     700,834.84
                                                                                         1,303,161.54
                                                                                         3,643,893.87
                                                                                         3,951,772.02
                                                                                         6,605,032.05
                                                                                         7,452,605.10
                                                                                         8,293,969.11
                                                                                         7,942,344.23
                                                                                                 0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)............................   1,695,381.23
                                                                                         3,268,219.53
                                                                                         5,090,130.40
                                                                                         6,860,173.97
                                                                                         8,896,812.31
                                                                                        10,543,521.65
                                                                                        11,726,128.73
                                                                                        11,397,693.54
                                                                                        10,844,895.76
                                                                                        10,327,747.97

                                                                                                      Beginning of
                                                                                                          Year     End of Year
                                                                                                      Accumulation Accumulation
Investment Division                                                                              Year  Unit Value   Unit Value
-------------------                                                                              ---- ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class B).................................... 2005    $13.35       $14.60
                                                                                                 2006     14.60        14.94
                                                                                                 2007     14.94        16.16
                                                                                                 2008     16.16        10.16
                                                                                                 2009     10.16        13.92
                                                                                                 2010     13.92        18.51
                                                                                                 2011     18.51        18.54
                                                                                                 2012     18.54        21.23
                                                                                                 2013     21.23        30.22
                                                                                                 2014     30.22        31.83

Western Asset Management Strategic Bond Opportunities Investment Division (Class B)............. 2005     20.08        20.34
                                                                                                 2006     20.34        21.06
                                                                                                 2007     21.06        21.56
                                                                                                 2008     21.56        18.05
                                                                                                 2009     18.05        23.51
                                                                                                 2010     23.51        26.12
                                                                                                 2011     26.12        27.30
                                                                                                 2012     27.30        30.00
                                                                                                 2013     30.00        29.87
                                                                                                 2014     29.87        31.06

Western Asset Management U.S. Government Investment Division (Class B).......................... 2005     16.03        16.05
                                                                                                 2006     16.05        16.47
                                                                                                 2007     16.47        16.92
                                                                                                 2008     16.92        16.62
                                                                                                 2009     16.62        17.08
                                                                                                 2010     17.08        17.80
                                                                                                 2011     17.80        18.50
                                                                                                 2012     18.50        18.83
                                                                                                 2013     18.83        18.43
                                                                                                 2014     18.43        18.66

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division (Class B)). 2005     39.19        39.79
                                                                                                 2006     39.79        43.33
                                                                                                 2007     43.33        45.19
                                                                                                 2008     45.19        33.48
                                                                                                 2009     33.48        38.69
                                                                                                 2010     38.69        41.77
                                                                                                 2011     41.77        42.73
                                                                                                 2012     42.73        47.31
                                                                                                 2013     47.31        56.20
                                                                                                 2014     56.20        61.20

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value Investment
  Division (Class B))........................................................................... 2005     31.22        33.91
                                                                                                 2006     33.91        38.29
                                                                                                 2007     38.29        39.45
                                                                                                 2008     39.45        23.56
                                                                                                 2009     23.56        30.64
                                                                                                 2010     30.64        33.80
                                                                                                 2011     33.80        31.96
                                                                                                 2012     31.96        35.54
                                                                                                 2013     35.54        46.81
                                                                                                 2014     46.81        51.01

                                                                                                  Number of
                                                                                                 Accumulation
                                                                                                 Units End of
Investment Division                                                                                  Year
-------------------                                                                              ------------
T. Rowe Price Small Cap Growth Investment Division (Class B)....................................   639,929.00
                                                                                                 1,140,830.69
                                                                                                 1,319,130.58
                                                                                                 1,553,144.93
                                                                                                 1,973,633.33
                                                                                                 2,914,342.13
                                                                                                 3,448,513.28
                                                                                                 3,334,995.65
                                                                                                 3,293,870.13
                                                                                                 3,163,635.81

Western Asset Management Strategic Bond Opportunities Investment Division (Class B)............. 2,362,619.16
                                                                                                 4,193,499.21
                                                                                                 5,163,420.43
                                                                                                 4,354,047.28
                                                                                                 4,288,945.49
                                                                                                 4,249,228.87
                                                                                                 3,809,961.74
                                                                                                 3,545,424.51
                                                                                                 3,243,839.73
                                                                                                 2,890,110.44

Western Asset Management U.S. Government Investment Division (Class B).......................... 2,828,550.05
                                                                                                 4,232,158.83
                                                                                                 5,021,955.31
                                                                                                 4,769,314.77
                                                                                                 5,880,515.48
                                                                                                 6,431,005.46
                                                                                                 6,310,303.78
                                                                                                 6,276,242.56
                                                                                                 6,066,931.54
                                                                                                 5,524,684.17

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division (Class B)).   535,541.81
                                                                                                   698,275.54
                                                                                                   830,380.34
                                                                                                   880,343.66
                                                                                                   925,517.53
                                                                                                   895,833.32
                                                                                                   867,922.79
                                                                                                   849,024.44
                                                                                                   799,387.47
                                                                                                   716,270.60

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value Investment
  Division (Class B))........................................................................... 2,131,611.21
                                                                                                 3,988,041.56
                                                                                                  5,074,167.5
                                                                                                 5,669,478.45
                                                                                                 6,659,881.00
                                                                                                 7,609,124.88
                                                                                                 7,861,376.38
                                                                                                 7,323,440.01
                                                                                                 6,541,614.76
                                                                                                 5,697,578.70

                                                                                                Beginning of
                                                                                                    Year     End of Year
                                                                                                Accumulation Accumulation
Investment Division                                                                        Year  Unit Value   Unit Value
-------------------                                                                        ---- ------------ ------------
WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core Investment
  Division (Class B) and before that BlackRock Large Cap Investment Division (Class B))... 2005   $ 67.81      $ 69.20
                                                                                           2006     69.20        77.79
                                                                                           2007     77.79        81.62
WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core Investment
  Division (Class B))..................................................................... 2007     80.94        81.72
                                                                                           2008     81.72        50.59
                                                                                           2009     50.59        59.56
                                                                                           2010     59.56        66.14
                                                                                           2011     66.14        65.49
                                                                                           2012     65.49        73.35
                                                                                           2013     73.35        97.27
                                                                                           2014     97.27       109.03
At 1.50 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006).............................. 2006     14.69        15.41
                                                                                           2007     15.41        15.68
                                                                                           2008     15.68        14.00
                                                                                           2009     14.00        15.53
                                                                                           2010     15.53        16.29
                                                                                           2011     16.29        17.03
                                                                                           2012     17.03        17.67
                                                                                           2013     17.67        17.03
                                                                                           2014     17.03        17.67

American Funds Global Small Capitalization Investment Division (Class 2).................. 2005     19.38        23.94
                                                                                           2006     23.94        29.25
                                                                                           2007     29.25        34.99
                                                                                           2008     34.99        16.02
                                                                                           2009     16.02        25.46
                                                                                           2010     25.46        30.70
                                                                                           2011     30.70        24.45
                                                                                           2012     24.45        28.46
                                                                                           2013     28.46        35.97
                                                                                           2014     35.97        36.19

American Funds Growth Investment Division (Class 2)....................................... 2005    125.36       143.50
                                                                                           2006    143.50       155.82
                                                                                           2007    155.82       172.44
                                                                                           2008    172.44        95.17
                                                                                           2009     95.17       130.70
                                                                                           2010    130.70       152.81
                                                                                           2011    152.81       144.10
                                                                                           2012    144.10       167.34
                                                                                           2013    167.34       214.48
                                                                                           2014    214.48       229.26

American Funds Growth-Income Investment Division (Class 2)................................ 2005     95.72        99.80
                                                                                           2006     99.80       113.26
                                                                                           2007    113.26       117.20
                                                                                           2008    117.20        71.75
                                                                                           2009     71.75        92.76
                                                                                           2010     92.76       101.82
                                                                                           2011    101.82        98.48
                                                                                           2012     98.48       113.96
                                                                                           2013    113.96       149.88
                                                                                           2014    149.88       163.35

                                                                                            Number of
                                                                                           Accumulation
                                                                                           Units End of
Investment Division                                                                            Year
-------------------                                                                        ------------
WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core Investment
  Division (Class B) and before that BlackRock Large Cap Investment Division (Class B))...   115,756.61
                                                                                             153,608.48
                                                                                                   0.00
WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core Investment
  Division (Class B)).....................................................................   197,425.91
                                                                                             268,816.94
                                                                                             357,508.56
                                                                                             351,775.03
                                                                                             389,135.33
                                                                                             352,713.46
                                                                                             325,123.73
                                                                                             287,205.87
At 1.50 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006).............................. 1,384,257.31
                                                                                           4,872,016.01
                                                                                           4,398,070.70
                                                                                           4,993,122.00
                                                                                           4,748,102.21
                                                                                           4,256,384.37
                                                                                           3,985,089.74
                                                                                           3,779,469.00
                                                                                           3,419,234.31

American Funds Global Small Capitalization Investment Division (Class 2).................. 1,993,369.67
                                                                                           3,865,644.25
                                                                                           5,518,755.68
                                                                                           6,340,014.81
                                                                                           7,376,589.98
                                                                                           7,743,762.55
                                                                                           8,041,761.60
                                                                                           7,363,012.38
                                                                                           6,676,357.08
                                                                                           6,275,974.03

American Funds Growth Investment Division (Class 2)....................................... 1,076,810.53
                                                                                           1,897,452.19
                                                                                           2,357,806.14
                                                                                           2,786,511.47
                                                                                           2,969,105.42
                                                                                           2,777,826.76
                                                                                           2,598,642.84
                                                                                           2,346,742.21
                                                                                           2,087,797.76
                                                                                           1,838,299.75

American Funds Growth-Income Investment Division (Class 2)................................ 1,024,224.45
                                                                                           1,585,446.89
                                                                                           1,989,561.74
                                                                                           2,053,174.67
                                                                                           2,337,384.35
                                                                                           2,535,035.68
                                                                                           2,636,733.23
                                                                                           2,481,403.31
                                                                                           2,235,737.74
                                                                                           2,065,971.05

-----------
  The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.
  The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division. The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.
  The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
  The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
  April 29, 2013 are those of the Met/Franklin Mutual Shares Investment
  Division.
  The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.
  The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to
  April 29, 2013 are those of the MLA Mid Cap Investment Division.
  The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division. The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to
  April 29, 2013 are those of the Met/Templeton Growth Investment Division.
  The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.
  The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
  The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division of the Metropolitan Fund.
  The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.
  The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.
  The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.
  The assets of FI Large Cap Investment Division of the Metropolitan Fund were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
  The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
  The assets of the MFS(R) Investors Trust Investment Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
  The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.
* We are waiving a portion of the Separate Account charge for the Investment Division investing in the WMC Large Cap Research Portfolio (formerly BlackRock Large Cap Core Portfolio) and Oppenheimer Global Equity Portfolio.
+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004
  Please see the Table of Expenses for more information.

APPENDIX C

PORTFOLIO LEGAL NAMES AND MARKETING NAMES


SERIES FUND/TRUST                       LEGAL NAME OF PORTFOLIO SERIES    MARKETING NAME
  American Funds Insurance Series(R)    Bond Fund                         American Funds Bond Fund
  American Funds Insurance Series(R)    Global Small Capitalization Fund  American Funds Global Small Capitalization Fund
  American Funds Insurance Series(R)    Growth - Income Fund              American Funds Growth-Income Fund
  American Funds Insurance Series(R)    Growth Fund                       American Funds Growth Fund

APPENDIX D

ADDITIONAL INFORMATION REGARDING THE PORTFOLIOS

The Portfolios below were subject to a merger or name change. The chart identifies the former name and new name of each of these Portfolios.

PORTFOLIO NAME CHANGES

FORMER PORTFOLIO          NEW PORTFOLIO
----------------          -------------
  MET INVESTORS FUND      MET INVESTORS FUND
                            AB Global Dynamic Allocation Portfolio
  AllianceBernstein
  Global Dynamic
  Allocation
  Portfolio

                          Request For a Statement of
                   Additional Information/Change of Address

If You would like any of the following Statements of Additional Information, or have changed your address, please check the appropriate box below and return to the address below.

[_] Metropolitan Life Separate Account E

[_] Metropolitan Series Fund

[_] Met Investors Series Trust

[_] American Funds Insurance Series(R)

[_] I have changed my address. My current address is:

_________________  Name _______________________________________________________
(Contract Number)

                   Address ____________________________________________________

_________________         _____________________________________________________
   (Signature)                                                              zip

Metropolitan Life Insurance Company
Attn: Fulfillment Unit - PPS
P.O. Box 10342
Des Moines, IA 50306-0342

                      METROPOLITAN LIFE INSURANCE COMPANY
                     METROPOLITAN LIFE SEPARATE ACCOUNT E

             PREFERENCE PLUS SELECT(R) VARIABLE ANNUITY CONTRACTS

                      STATEMENT OF ADDITIONAL INFORMATION

                                FORM N-4 PART B

                                  May 1, 2015

   This Statement of Additional Information is not a prospectus but contains information in addition to and more detailed than that set forth in the Prospectus for Preference Plus Select Deferred Variable Annuities dated May 1, 2015 and should be read in conjunction with the Prospectus. Copies of the Prospectus may be obtained from Metropolitan Life Insurance Company, Attn:
Fulfillment Unit-PPS, P.O. Box 10342, Des Moines, IA 50306-0342.

   A Statement of Additional Information for the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust ("Met Investors Fund") and the American Funds Insurance Series(R) ("American Funds(R)") are attached at the end of this Statement of Additional Information.

   Unless otherwise indicated, the Statement of Additional Information continues the use of certain terms as set forth in the section entitled "Important Terms You Should Know" of the Prospectus for Preference Plus Select Contracts dated May 1, 2015.

                               TABLE OF CONTENTS

                                                               PAGE
                                                               ----
            Independent Registered Public Accounting Firm.....   3

            Principal Underwriter.............................   3

            Custodian.........................................   3

            Distribution and Principal Underwriting Agreement.   3

            Experience Factor.................................   3

            Variable Income Payments..........................   4

               Assumed Investment Return......................   4

               Amount of Income Payments......................   4

               Annuity Unit Value.............................   5

               Reallocation Privilege.........................   5

               Calculating the Annuity Unit Value.............   6

               Determining the Variable Income Payment........   7

            Advertisement of the Separate Account.............   7

            Voting Rights.....................................  10

               Disregarding Voting Instructions...............  11

                                                                             PAGE
                                                                             ----

Taxes.......................................................................  11

   Non-Qualified Annuity Contracts..........................................  11

   Qualified Annuity Contracts..............................................  12

   Types of Qualified Plans.................................................  12

   ERISA....................................................................  12

   Federal Estate Taxes.....................................................  13

   Generation-Skipping Transfer Tax.........................................  13

   Annuity Purchase Payments by Nonresident Aliens and Foreign Corporations.  13

Withdrawals.................................................................  14

Accumulation Unit Values Tables.............................................  14

Financial Statements of Separate Account....................................  14

Financial Statements of MetLife............................................. F-1

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

   The financial statements and financial highlights comprising each of the Investment Divisions of Metropolitan Life Separate Account E included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The consolidated financial statements and related financial statement schedules of Metropolitan Life Insurance Company and subsidiaries included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

   The principal business address of Deloitte & Touche LLP is 30 Rockefeller Plaza, New York, New York 10112-0015.

                             PRINCIPAL UNDERWRITER

   MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 1095 Avenue of the Americas, New York, NY 10036. MLIDC is affiliated with the Company and the Separate Account.

                                   CUSTODIAN

   Metropolitan Life Insurance Company, 200 Park Avenue, New York, NY 10166, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

               DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

   Information about the distribution of the Contracts is contained in the Prospectus (see "Who Sells the Deferred Annuities"). Additional information is provided below.

   Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

   The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                           UNDERWRITING COMMISSIONS

                 UNDERWRITING COMMISSIONS PAID   AMOUNT OF UNDERWRITING
                   TO THE DISTRIBUTOR BY THE   COMMISSIONS RETAINED BY THE
      YEAR                  COMPANY                    DISTRIBUTOR
      ----       ----------------------------- ---------------------------
      2014......         $100,536,070                      $0
      2013......         $150,530,898                      $0
      2012......         $201,775,422                      $0

                               EXPERIENCE FACTOR

   We use the term "experience factor" to describe the investment performance for an Investment Division. We calculate Accumulation Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Accumulation Unit Value calculations the "Valuation Period". We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with law. All purchase payments and transfers are valued as of the end of the Valuation Period during which the transaction occurred. The experience factor changes from Valuation Period to Valuation Period to reflect the upward or downward performance of the assets in the underlying Portfolios. The experience factor is calculated as of the end of each Valuation Period using the net asset value per share of the underlying Portfolio. The net asset value includes the per share amount of any dividend or capital gain distribution paid by the Portfolio during the current Valuation Period, and subtracts any per share charges for taxes and reserve for taxes. We then divide that amount by the net asset value per share as of the end of the last Valuation Period to obtain a factor that reflects investment performance. We then subtract a charge for each day in the Valuation Period which is the daily equivalent of the Separate Account charge. This charge varies, depending on the class of the Deferred Annuity. Below is a chart of the daily factors for each class of the Deferred Annuity and the various death benefits and Earnings Preservation Benefit:

   Separate Account charges for all Investment Divisions except American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000034247 0.000046575  0.000045205 0.000041096
Annual Step-Up Death Benefit.................... 0.000039726 0.000052055  0.000050685 0.000046575
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit................................. 0.000043836 0.000056164  0.000054795 0.000050685
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

   Separate Account charges for the American Funds Growth-Income, American Funds Growth and American Funds Global Small Capitalization Investment Divisions (Daily Factor)

                                                             BONUS CLASS
                                                   B CLASS   (YEARS 1-7)*   C CLASS     L CLASS
                                                 ----------- ------------ ----------- -----------
Basic Death Benefit............................. 0.000041096 0.000053425  0.000052055 0.000047945
Annual Step-Up Death Benefit.................... 0.000046575 0.000058904  0.000057534 0.000053425
Greater of Annual Step-Up or 5% Annual Increase
  Death Benefit................................. 0.000050685 0.000063014  0.000061644 0.000057534
Additional Charge for Earnings Preservation
  Benefit....................................... 0.000006849 0.000006849  0.000006849 0.000006849

--------
* Applies only for the first seven years; Separate Account charges are reduced after seven years to those of B Class.

                           VARIABLE INCOME PAYMENTS

                        ASSUMED INVESTMENT RETURN (AIR)

   The following discussion concerning the amount of variable income payments is based on an Assumed Investment Return of 4% per year. It should not be inferred that such rates will bear any relationship to the actual net investment experience of the Separate Account.

                           AMOUNT OF INCOME PAYMENTS

   The cash You receive periodically from an Investment Division (after Your first payment if paid within 10 days of the issue date) will depend upon the number of annuity units held in that Investment Division (described below) and the Annuity Unit Value (described later) as of the 10th day prior to a payment date.

   The Deferred Annuity specifies the dollar amount of the initial variable income payment for each Investment Division (this equals the first payment amount if paid within 10 days of the issue date). This initial variable income payment is computed based on the amount of the purchase payment applied to the specific Investment Division (net any applicable premium tax owed or Contract charge), the AIR, the age and/or sex of the measuring lives and the income payment type selected. The initial payment amount is then divided by the Annuity Unit Value for the Investment Division to determine the number of annuity units held in that Investment Division. The number of annuity units held remains fixed for the duration of the Contract if no reallocating are made.

   The dollar amount of subsequent variable income payments will vary with the amount by which investment performance is greater or lesser than the AIR and Separate Account charges.

   Each Deferred Annuity provides that, when a pay-out option is chosen, the payment will not be less than the payment produced by the then current Fixed Income Option purchase rates for that Contract class. The purpose of this provision is to assure the owner that, at retirement, if the Fixed Income Option purchase rates for new contracts are significantly more favorable than the rates guaranteed by a Deferred Annuity of the same class, the owner will be given the benefit of the higher rates. Although guaranteed annuity rates for the Bonus Class are the same as for the other classes of the Deferred Annuity, current rates for the Bonus Class may be lower than the other classes of the Deferred Annuity and may be less than the currently issued Contract rates.

                              ANNUITY UNIT VALUE

   The Annuity Unit Value is calculated at the same time that the Accumulation Unit Value for Deferred Annuities is calculated and is based on the same change in investment performance in the Separate Account. (See "The Value of Your Income Payments" in the Prospectus.)

                            REALLOCATION PRIVILEGE

   The annuity purchase rate is the dollar amount You would need when You annuitize Your Deferred Annuity to receive $1 per payment period. For example, if it would cost $50 to buy an annuity that pays You $1 a month for the rest of Your life, then the annuity purchase rate for that life income annuity is $50. The annuity purchase rate is based on the annuity income payment type You choose, an interest rate, and Your age, sex (where permitted) and number of payments remaining. The annuity purchase rate is reset each valuation date to reflect any changes in these components. The reset annuity purchase rate represents the cost You would incur if You were choosing the same income option You have in light of this updated information.

   When You request a reallocation from an Investment Division to the Fixed Income Option, the payment amount will be adjusted at the time of reallocation. Your payment may either increase or decrease due to this adjustment. The adjusted payment will be calculated in the following manner.

  . First, We update the income payment amount to be reallocated from the Investment Division based upon the applicable Annuity Unit Value at the time of the reallocation;

  . Second, We use the AIR to calculate an updated annuity purchase rate based upon Your age, if applicable, and expected future income payments at the time of the reallocation;

  . Third, We calculate another updated annuity purchase rate using Our current annuity purchase rates for the Fixed Income Option on the date of Your reallocation;

  . Finally, We determine the adjusted payment amount by multiplying the updated income amount determined in the first step by the ratio of the annuity purchase rate determined in the second step divided by the annuity purchase rate determined in the third step.

   When You request a reallocation from one Investment Division to another, annuity units in one Investment Division are liquidated and annuity units in the other Investment Division are credited to You. There is no adjustment to the income payment amount. Future income payment amounts will be determined based on the Annuity Unit Value for the Investment Division to which You have reallocated.

   You generally may make a reallocation on any day the Exchange is open. At a future date We may limit the number of reallocations You may make, but never to fewer than one a month. If We do so, We will give You advance written notice. We may limit a Beneficiary's ability to make a reallocation.

   Here are examples of the effect of a reallocation on the income payment:

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to the Fixed Income Option and the recalculated income payment supported by Investment Division A is $100. Assume that the updated annuity purchase rate based on the AIR is $125, while the updated annuity purchase rate based on fixed income annuity pricing is $100. In that case, Your income payment from the Fixed Income Option will be increased by $40 x ($125/$100) or $50, and Your income payment supported by Investment Division A will be decreased by $40. (The number of annuity units in Investment Division A will be decreased as well.)

  . Suppose You choose to reallocate 40% of Your income payment supported by Investment Division A to Investment Division B and the recalculated income payment supported by Investment Division A is $100. Then, Your income payment supported by Investment Division B will be increased by $40 and Your income payment supported by Investment Division A will be decreased by $40. (Changes will also be made to the number of annuity units in both Investment Divisions as well.)

                      CALCULATING THE ANNUITY UNIT VALUE

   We calculate Annuity Unit Values once a day on every day the New York Stock Exchange is open for trading. We call the time between two consecutive Annuity Unit Value calculations the "Valuation Period." We have the right to change the basis for the Valuation Period, on 30 days' notice, as long as it is consistent with the law. All purchase payments and reallocations are valued as of the end of the Valuation Period during which the transaction occurred. The Annuity Unit Values can increase or decrease, based on the investment performance of the corresponding underlying Portfolios. If the investment performance is positive, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go up. Conversely, if the investment performance is negative, after payment of Separate Account expenses and the deduction for the AIR, Annuity Unit Values will go down.

   To calculate an Annuity Unit Value, We first multiply the experience factor for the period by a factor based on the AIR and the number of days in the Valuation Period. For an AIR of 4% and a one day Valuation Period, the factor is .99989255, which is the daily discount factor for an effective annual rate of 4%. (The AIR may be in the range of 3% to 6%, as defined in Your Deferred Annuity and the laws in Your state.) The resulting number is then multiplied by the last previously calculated Annuity Unit Value to produce the new Annuity Unit Value.

   The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of variable income payments upon annuitization.

               ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

        1. Annuity Unit Value, beginning of period........... $ 10.20000
        2. "Experience factor" for period....................   1.023558
        3. Daily adjustment for 4% Assumed Investment Return.  .99989255
        4. (2) X (3).........................................   1.023448
        5. Annuity Unit Value, end of period (1) X (4)....... $ 10.43917

                       ILLUSTRATION OF ANNUITY PAYMENTS
(ASSUMES THE FIRST MONTHLY PAYMENT IS MADE WITHIN 10 DAYS OF THE ISSUE DATE OF
                              THE INCOME ANNUITY)
          ANNUITANT AGE 65, LIFE ANNUITY WITH 120 PAYMENTS GUARANTEED

1. Number of Accumulation Units as of Annuity Date....................................   1,500.00
2. Accumulation Unit Value............................................................ $ 11.80000
3. Accumulation Unit Value of the Deferred Annuity (1) X (2).......................... $17,700.00
4. First monthly income payment per $1,000 of Accumulation Value...................... $     5.63
5. First monthly income payment (3) X (4) / 1,000..................................... $    99.65
6. Assume Annuity Unit Value as of Annuity Date equal to.............................. $ 10.80000
7. Number of Annuity Units (5) / (6)..................................................     9.2269
8. Assume Annuity Unit Value for the second month equal to (10 days prior to payment). $ 10.97000
9. Second monthly Annuity Payment (7) X (8)........................................... $   101.22
10. Assume Annuity Unit Value for third month equal to................................ $ 10.52684
11. Next monthly Annuity Payment (7) X (10)........................................... $    97.13

                    DETERMINING THE VARIABLE INCOME PAYMENT

   Variable income payments can go up or down based upon the investment performance of the Investment Divisions in the Separate Account. AIR is the rate used to determine the first variable income payment and serves as a benchmark against which the investment performance of the Investment Divisions is compared. The higher the AIR, the higher the first variable income payment will be. Subsequent variable income payments increase only to the extent that the investment performance of the Investment Divisions exceeds the AIR (and Separate Account charges). Variable income payments will decline if the investment performance of the Separate Account does not exceed the AIR (and Separate Account charges). A lower AIR will result in a lower first variable income payment, but variable income payments will increase more rapidly or decline more slowly due to investment performance of the Investment Divisions.

                     ADVERTISEMENT OF THE SEPARATE ACCOUNT

   From time to time We advertise the performance of various Separate Account Investment Divisions. For the Investment Divisions, this performance will be stated in terms of either "yield", "change in Accumulation Unit Value," "change in Annuity Unit Value" or "average annual total return" or some combination of the foregoing. Yield, change in Accumulation Unit Value, change in Annuity Unit Value and average annual total return figures are based on historical earnings and are not intended to indicate future performance. Yield figures quoted in advertisements state the net income generated by an investment in a particular Investment Division for a thirty-day period or month, which is specified in the advertisement, and then expressed as a percentage yield of that investment. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to this formula 2[(a-b/cd+1)/6/-1], where "a" represents dividends and interest earned during the period; "b" represents expenses accrued for the period (net of reimbursements); "c" represents the average daily number of shares outstanding during the period that were entitled to receive dividends; and "d" represents the maximum offering price per share on the last day of the period. This percentage yield is then compounded semiannually. For the money market Investment Division, We state yield for a seven day period. Change in Accumulation Unit Value or Annuity Unit Value ("Non-Standard Performance") refers to the comparison between values of accumulation units or annuity units over specified periods in which an Investment Division has been in operation, expressed as a percentages and may also be expressed as an annualized figure. In addition, change in Accumulation Unit Value or Annuity Unit Value may be used to illustrate performance for a hypothetical investment (such as $10,000) over the time period specified. Change in Accumulation Unit Value is expressed by this formula [UV\1\/UV\0\ (annualization factor)]-1, where UV\1\ represents the current unit value and UV\0\ represents the prior unit value. The annualization factor can be either (1/number of years) or (365/number of days). Yield and change in Accumulation Unit Value figures do not reflect the possible imposition of a withdrawal charge for the Deferred Annuities, of up to 9% of the amount withdrawn attributable to a purchase payment, which may result in a lower figure being experienced by the investor. Average annual total return ("Standard Performance") differs from the change in Accumulation Unit Value and Annuity Unit Value because it assumes a steady rate of return and reflects all expenses and applicable withdrawal charges. Average annual total return is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods that would equate the initial amount invested to the ending redeemable value, according to this formula P(1+T)/n/=ERV, where "P" represents a hypothetical initial payment of $1,000; "T" represents average annual total return; "n" represents number of years; and "ERV" represents ending redeemable value of a hypothetical $1,000 payment made at the beginning of 1-, 5-, or 10-year periods at the end of the 1-, 5-, or 10- year period (or fractional portion). Performance figures will vary among the various classes of the Deferred Annuities and the Investment Divisions as a result of different Separate Account charges and withdrawal charges since the Investment Division inception date, which is the date the corresponding Portfolio or predecessor Portfolio was first offered under the Separate Account that funds the Deferred Annuity.

   Performance may be calculated based upon historical performance of the underlying Portfolios of the Metropolitan Fund, Met Investors Fund, and American Funds and may assume that the Deferred Annuities were in existence prior to their inception date. After the inception date, actual accumulation unit or annuity unit data is used.

   Historical performance information should not be relied on as a guarantee of future performance results.

   Advertisements regarding the Separate Account may contain comparisons of hypothetical after-tax returns of currently taxable investments versus returns of tax deferred investments. From time to time, the Separate Account may compare the performance of its Investment Divisions with the performance of common stocks, long-term government bonds, long-term corporate bonds, intermediate-term government bonds, Treasury Bills, certificates of deposit and savings accounts. The Separate Account may use the Consumer Price Index in its advertisements as a measure of inflation for comparison purposes. From time to time, the Separate Account may advertise its performance ranking among similar investments or compare its performance to averages as compiled by independent organizations, such as Lipper Analytical Services, Inc., Morningstar, Inc., VARDS(R) and The Wall Street Journal. The Separate Account may also advertise its performance in comparison to appropriate indices, such as the Standard & Poor's 500 Composite Stock Price Index, the Standard & Poor's Mid Cap 400 Index, the Standard & Poor's North American Technology Sector Index, the Standard & Poor's North American Natural Resources Sector Index, the S&P/LSTA Leveraged Loan Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Russell 2000(R) Index, the Russell MidCap Index, the Russell MidCap Growth Index, the Russell MidCap Value Index, the Russell 2000(R) Growth Index, the Russell 2000(R) Value Index, the Russell 1000 Index, the Russell 1000 Growth Index, the Russell 1000 Value Index, the NASDAQ Composite Index, the MSCI World Index, the MSCI All Country World Index, the MSCI All Country World ex-U.S. Index, the MSCI World ex-U.S. Small Cap Index, the MSCI All Country World Small Cap Index, the MSCI U.S. Small Cap Growth Index, the MSCI Emerging Markets Index, the MSCI EAFE(R) Index, the Lipper Intermediate Investment Grade Debt Funds Average, the Lipper Global Small-Cap Funds Average, the Lipper Capital Appreciation Funds Index, the Lipper Growth Funds Index, the Lipper Growth & Income Funds Index, the Dow Jones Moderate Index, the Dow Jones Moderately Aggressive Index, the Dow Jones Moderately Conservative Index, the Dow Jones Aggressive Index, the Dow Jones Conservative Index, the Dow Jones U.S. Small-Cap Total Stock Market Index, the Citigroup World Government Bond Index, the Citigroup World Government Bond Index (WGBI) ex-U.S., the Barclays U.S. Aggregate Bond Index, the Barclays U.S. Credit Index, the Barclays U.S. Government/Credit 1-3 Year Index, the Barclays U.S. TIPS Index, the Barclays U.S. Universal Index, the Barclays U.S. Government Bond Index, the Barclays U.S. Intermediate Government Bond Index, the Bank of America Merrill Lynch High Yield Master II Constrained Index and Hybrid Index and the Bank of America Merrill Lynch 3-Month U.S. Treasury Bill Index.

   Performance may be shown for certain investment strategies that are made available under the Deferred Annuities. The first is the "Equity Generator(R)."

   Under the "Equity Generator(R)," an amount equal to the interest earned during a specified interval (i.e., monthly, quarterly) in the Fixed Account is transferred to an Investment Division. The second strategy is the "Index Selector(R)". Under this strategy, once during a specified period (i.e., quarterly, annually) transfers are made among the Lehman Brothers(R) Aggregate Bond Index, MetLife Stock Index, MSCI EAFE(R) Index, Russell 2000(R) Index and MetLife Mid Cap Stock Index Divisions and the Fixed Account (or the BlackRock Money Market Investment Division for the C Class Deferred Annuity or a Deferred Annuity, when available, with an optional GMIB issued in New York State) in order to bring the percentage of the total Account Balance in each of these Investment Divisions and Fixed Account (or Money Market Investment Division) back to the current allocation of Your choice of one of several asset allocation models. The elements which form the basis of the models are provided by MetLife which may rely on a third party for its expertise in creating appropriate allocations. The models are designed to correlate to various risk tolerance levels associated with investing and are subject to change from time to time.

   An "Equity Generator Return" or "Index Selector Return" for a model will be calculated by presuming a certain dollar value at the beginning of a period and comparing this dollar value with the dollar value, based on historical performance, at the end of the period, expressed as a percentage. The "Return" in each case will assume that no withdrawals have occurred other or unrelated transactions. We assume the Separate Account charge reflects the Basic Death Benefit. The information does not assume the charges for the Earnings Preservation Benefit or GMIB. We may also show Index Selector investment strategies using other Investment Divisions for which these strategies are made available in the future. If We do so, performance will be calculated in the same manner as described above, using the appropriate account and/or Investment Divisions.

   For purposes of presentation of Non-Standard Performance, We may assume the Deferred Annuities were in existence prior to the inception date of the Investment Divisions in the Separate Account that funds the Deferred Annuity. In these cases, We calculate performance based on the historical performance of the underlying Metropolitan Fund, Met Investors Fund and American Funds Portfolios since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuity had been introduced as of the Portfolio inception date. We may also present average annual total return calculations which reflect all Separate Account charges and applicable withdrawal charges since the Portfolio inception date. We use the actual accumulation unit or annuity unit data after the inception date. Any performance data that includes all or a portion of the time between the Portfolio inception date and the Investment Division inception date is hypothetical. Hypothetical returns indicate what the performance data would have been if the Deferred Annuities had been introduced as of the Portfolio inception date.

   Past performance is no guarantee of future results.

   We may demonstrate hypothetical future values of Account Balances over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios. These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   We may demonstrate hypothetical future values of Account Balances for a specific Portfolio based upon the assumed rates of return previously described, the deduction of the Separate Account charge and the Annual Contract Fee, if any, and the investment-related charges for the specific Portfolio to depict investment-related charges.

   We may demonstrate the hypothetical historical value of each optional benefit for a specified period based on historical net asset values of the Portfolios and the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the investment-related charge and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical future values of each optional benefit over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the annuity purchase rate, if applicable, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge and the Annual Contract Fee, if any, the weighted average of investment-related charges for all Portfolios to depict investment-related charges and the charge for the optional benefit being illustrated.

   We may demonstrate hypothetical values of income payments over a specified period based on historical net asset values of the Portfolios and the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the investment-related charge and the Annual Contract Fee, if any.

   We may demonstrate hypothetical future values of income payments over a specified period based on assumed rates of return (which will not exceed 12% and which will include an assumption of 0% as well) for the Portfolios, the applicable annuity purchase rate, either for an individual for whom the illustration is to be produced or based upon certain assumed factors (e.g., male, age 65). These presentations reflect the deduction of the Separate Account charge, the Annual Contract Fee, if any, and the weighted average of investment-related charges for all Portfolios to depict investment-related charges.

   Any illustration should not be relied on as a guarantee of future results.

                                 VOTING RIGHTS

   In accordance with Our view of the present applicable law, We will vote the shares of each of the Portfolios held by the Separate Account (which are deemed attributable to all the Deferred Annuities described in the Prospectus) at regular and special meetings of the shareholders of the Portfolio based on instructions received from those having voting interests in corresponding Investment Divisions of the Separate Account. However, if the 1940 Act or any rules thereunder should be amended or if the present interpretation thereof should change, and, as a result, We determine that We are permitted to vote the shares of the Portfolios in Our own right, We may elect to do so.

   Accordingly, You have voting interests under all the Deferred Annuities described in the Prospectus. The number of shares held in each Separate Account Investment Division deemed attributable to You is determined by dividing the value of accumulation or annuity units attributable to You in that Investment Division, if any, by the net asset value of one share in the Portfolio in which the assets in that Separate Account Investment Division are invested. Fractional votes will be counted. The number of shares for which You have the right to give instructions will be determined as of the record date for the meeting.

   Portfolio shares held in each registered separate account of MetLife or any affiliate that are or are not attributable to life insurance policies or annuities (including all the Deferred Annuities described in the Prospectus) and for which no timely instructions are received will be voted in the same proportion as the shares for which voting instruction are received by that separate account. Portfolio shares held in the general accounts or unregistered separate accounts of MetLife or its affiliates will be voted in the same proportion as the aggregate of (i) the shares for which voting instructions are received and (ii) the shares that are voted in proportion to such voting instructions. However, if We or an affiliate determine that We are permitted to vote any such shares, in Our own right, We may elect to do so subject to the then current interpretation of the 1940 Act or any rules thereunder.

   Qualified retirement plans which invest directly in the Portfolios do not have voting interests through life insurance or annuity contracts and do not vote these interests based upon the number of shares held in the Separate Account Investment Division deemed attributable to those qualified retirement plans. Shares are held by the plans themselves and are voted directly; the instruction process does not apply.

   You will be entitled to give instructions regarding the votes attributable to Your Deferred Annuity, in Your sole discretion.

   You may give instructions regarding, among other things, the election of the board of directors, ratification of the election of an independent registered public accounting firm, and the approval of investment and sub-investment managers.

                       DISREGARDING VOTING INSTRUCTIONS

   MetLife may disregard voting instructions under the following circumstances
(1) to make or refrain from making any change in the investments or investment policies for any Portfolio if required by any insurance regulatory authority;
(2) to refrain from making any change in the investment policies for any investment manager or principal underwriter or any Portfolio which may be initiated by those having voting interests or the Metropolitan Fund's or Met Investors Fund's or American Funds(R)' boards of directors, provided MetLife's disapproval of the change is reasonable and, in the case of a change in investment policies or investment manager, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the Portfolio's objective and purposes; or (3) to enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

   In the event that MetLife does disregard voting instructions, a summary of the action and the reasons for such action will be included in the next semiannual report.

                                     TAXES

NON-QUALIFIED ANNUITY CONTRACTS

DIVERSIFICATION

   In order for your non-qualified contract to be considered an annuity contract for Federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the Contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract owners of gains under their Contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

   Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your Contract. These changes may take effect retroactively.

   We reserve the right to amend your Contract where necessary to maintain its status as a Variable Annuity Contract under Federal tax law and to protect You and other contract owners in the Investment Divisions from adverse tax consequences.

   THE 3.8 % INVESTMENT TAX applies to investment income earned in households making at least $250,000 ($200,000 single) and will result in the following top tax rates on investment income:

      CAPITAL GAINS                DIVIDENDS                    OTHER
      -------------                ---------                    -----
          23.8%                      43.4%                      43.4%

   The table above also incorporates the scheduled increase in the capital gains rate from 15% to 20%, and the scheduled increase in the dividends rate from 15% to 39.6%.

QUALIFIED ANNUITY CONTRACTS

   Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for Contract owners and plan participants.

TYPES OF QUALIFIED PLANS

   The following list includes individual account-type plans which may hold an annuity Contract as described in the Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

   Established by an individual, or employer as part of an employer plan.

SIMPLE

   Established by a for-profit employer with fewer than 100 employees, based on IRA accounts for each participant.

SEP

   Established by a for-profit employer, based on IRA accounts for each participant. Employer only contributions.

ROTH ACCOUNT

   Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts.

ERISA

   If your plan is subject to ERISA and You are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your Contract may be subject to your spouse's rights as described below.

   Generally, the spouse must give qualified consent whenever You elect to:

      (a) Choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to You during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

      (b) Make certain withdrawals under plans for which a qualified consent is required;

      (c) Name someone other than the spouse as your beneficiary; or

      (d) Use your accrued benefit as security for a loan exceeding $5,000.

   Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated beneficiary and the form of benefit selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If You die before benefits commence, your surviving spouse will be your beneficiary unless he or she has given a qualified consent otherwise.

   The qualified consent to waive the QPSA benefit and the beneficiary designation must be made in writing that acknowledges the designated beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the plan year in which You attain age 35. The waiver period for the QPSA ends on the date of your death.

   If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

   Comparison of Plan Limits for Individual Contributions:

 -------------------------------------------------------------------------------
        PLAN TYPE           ELECTIVE CONTRIBUTION      CATCH-UP CONTRIBUTION
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
           IRA                      $5,500                     $1,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
          SIMPLE                   $12,500                     $3,000
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
           SEP                       (Employer contributions only)
 -------------------------------------------------------------------------------

   Dollar limits are for 2015 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not to exceed the greater of $53,000 or 25% of an employee's compensation for 2015.

FEDERAL ESTATE TAXES

   While no attempt is being made to discuss the Federal estate tax implications of the Contract, You should bear in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

   Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

   The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

                                  WITHDRAWALS

   We will normally pay withdrawal proceeds within seven days after receipt of a request for a withdrawal at Your Administrative Office, but We may delay payment as permitted by law, under certain circumstances. (See "Valuation -- Suspension of Payments" in the Prospectus). We reserve the right to defer payment for a partial withdrawal, withdrawal or transfer from the Fixed Account for the period permitted by law, but for not more than six months.

                        ACCUMULATION UNIT VALUES TABLES

   These tables show fluctuations in the Accumulation Unit Values for the possible mixes offered in the Deferred Annuity for each Investment Division from year-end to year-end (except the highest possible and lowest possible mix which are in the Prospectus).

                                TABLES GROUP I
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS E PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Share Class E of the Metropolitan Fund and Met Investors Fund Portfolios was available prior to May 1, 2004. Lower Separate Account charges for the American Funds Divisions were in effect prior to May 1, 2004. The Accumulation Unit Values prior to May 1, 2004 reflect the lower Separate Account charges for the American Funds Investment Divisions then in effect. The Accumulation Unit Values for the Metropolitan Fund and Met Investors Fund Share Class E Portfolios reflect lower 12b-1 Plan fees which were available prior to May 1, 2004. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and the Earnings Preservation Benefit will result in a higher overall charge.

                                TABLES GROUP II
       METROPOLITAN FUND AND MET INVESTORS FUND SHARE CLASS B PORTFOLIOS
                                      AND
                     AMERICAN FUNDS(R) CLASS 2 PORTFOLIOS

   Lower charges for the GMIB Plus II, Enhanced Death Benefit and LWG II were in effect prior to February 24, 2009 and/or May 4, 2009. Share Class B of the Metropolitan Fund and Met Investors Fund Portfolios was made available May 1, 2004. The accumulation unit values for the Deferred Annuity with the Metropolitan Fund and Met Investors Fund Share Class B Portfolios reflect 12b-1 Plan fees currently in place. The information in these tables has been derived from the Separate Account's full financial statements or other reports (such as the annual report). Charges for all versions of the Optional Guaranteed Income Benefits, Optional Guaranteed Withdrawal Benefits, and the Optional Guaranteed Minimum Accumulation Benefit are made by canceling accumulation units and, therefore, these charges are not reflected in the Accumulation Unit Value. However, purchasing these options with an optional death benefit and Earnings Preservation Benefit will result in a higher overall charge.

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.25 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.82      $ 15.56      365,887.51
                                                       2007     15.56        15.85      768,194.65
                                                       2008     15.85        14.17      554,431.26
                                                       2009     14.17        15.73      461,528.53
                                                       2010     15.73        16.51      417,970.90
                                                       2011     16.51        17.28      297,207.79
                                                       2012     17.28        17.95      249,373.50
                                                       2013     17.95        17.32      183,361.49
                                                       2014     17.32        17.98      170,020.30

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     19.51        24.12    1,942,621.89
                                                       2006     24.12        29.51    2,014,130.80
                                                       2007     29.51        35.33    2,066,061.06
                                                       2008     35.33        16.19    1,676,113.20
                                                       2009     16.19        25.75    1,627,893.35
                                                       2010     25.75        31.09    1,542,372.20
                                                       2011     31.09        24.79    1,329,857.31
                                                       2012     24.79        28.89    1,090,983.82
                                                       2013     28.89        36.54      970,839.38
                                                       2014     36.54        36.80      828,389.49

American Funds Growth Investment Division+ (Class 2).. 2005    127.95       146.61      850,455.08
                                                       2006    146.61       159.35      855,979.03
                                                       2007    159.35       176.52      789,249.89
                                                       2008    176.52        97.52      685,332.95
                                                       2009     97.52       134.07      644,152.88
                                                       2010    134.07       156.90      606,411.59
                                                       2011    156.90       148.11      516,594.10
                                                       2012    148.11       172.17      436,720.84
                                                       2013    172.17       220.88      378,702.25
                                                       2014    220.88       236.34      329,792.22

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     97.69       101.96      992,089.03
                                                       2006    101.96       115.83      915,468.87
                                                       2007    115.83       119.97      847,614.09
                                                       2008    119.97        73.52      701,937.54
                                                       2009     73.52        95.15      648,730.37
                                                       2010     95.15       104.55      616,925.22
                                                       2011    104.55       101.21      542,332.49
                                                       2012    101.21       117.25      459,521.06
                                                       2013    117.25       154.35      402,386.15
                                                       2014    154.35       168.39      360,220.83

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.94       $16.22      827,888.50
                                                         2006     16.22        18.63      907,739.12
                                                         2007     18.63        20.27      880,696.65
                                                         2008     20.27        11.17      847,225.14
                                                         2009     11.17        13.45      752,316.11
                                                         2010     13.45        14.22      666,139.55
                                                         2011     14.22        11.24      585,142.31
                                                         2012     11.24        13.25      508,699.78
                                                         2013     13.25        15.09      444,504.33
                                                         2014     15.09        14.43      395,074.63

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     13.06        13.16    8,533,403.02
                                                         2006     13.16        13.50    7,766,369.61
                                                         2007     13.50        14.23    7,336,307.44
                                                         2008     14.23        14.86    5,087,134.64
                                                         2009     14.86        15.43    4,915,624.93
                                                         2010     15.43        16.12    4,581,401.14
                                                         2011     16.12        17.10    3,706,072.30
                                                         2012     17.10        17.51    3,497,230.39
                                                         2013     17.51        16.87    3,382,898.91
                                                         2014     16.87        17.59    3,059,559.35

BlackRock Bond Income Investment Division (Class E)..... 2005     49.77        50.26      745,485.37
                                                         2006     50.26        51.76      667,510.62
                                                         2007     51.76        54.24      621,942.99
                                                         2008     54.24        51.66      497,045.94
                                                         2009     51.66        55.76      435,708.70
                                                         2010     55.76        59.57      405,795.97
                                                         2011     59.57        62.60      337,071.88
                                                         2012     62.60        66.39      296,935.29
                                                         2013     66.39        64.96      256,178.77
                                                         2014     64.96        68.60      228,575.26

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.87        12.39      886,967.70
                                                         2006     12.39        14.58    1,484,705.08
                                                         2007     14.58        14.87    1,474,670.98
                                                         2008     14.87         9.54    1,234,224.28
                                                         2009      9.54        10.47    1,133,767.10
                                                         2010     10.47        11.28      929,831.85
                                                         2011     11.28        11.37      807,151.50
                                                         2012     11.37        12.82      696,355.00
                                                         2013     12.82        16.70      630,590.60
                                                         2014     16.70        18.10      558,814.60

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $23.09       $23.42      142,355.22
                                                             2006     23.42        24.21      128,028.43
                                                             2007     24.21        25.09      123,075.12
                                                             2008     25.09        25.44      114,354.28
                                                             2009     25.44        25.20      117,409.50
                                                             2010     25.20        24.89      132,366.88
                                                             2011     24.89        24.58      162,293.97
                                                             2012     24.58        24.27      231,136.28
                                                             2013     24.27        23.97      308,036.49
                                                             2014     23.97        23.68      252,684.65

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.30         8.19      417,097.50
                                                             2006      8.19         7.96      425,337.52
                                                             2007      7.96         8.04      351,434.02
                                                             2008      8.04         4.84      316,321.07
                                                             2009      4.84         6.37      310,061.14
                                                             2010      6.37         7.79      299,287.50
                                                             2011      7.79         7.97      627,224.84
                                                             2012      7.97         9.33      578,817.09
                                                             2013      9.33        13.44      643,608.53
                                                             2014     13.44        15.78    1,212,705.63

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.65         9.15      543,667.98
                                                             2006      9.15         9.57      546,915.66

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.53        10.23      539,621.68
                                                             2007     10.23         9.51      472,613.07
                                                             2008      9.51         4.26      420,513.03
                                                             2009      4.26         5.81      415,275.83
                                                             2010      5.81         6.16      425,887.76
                                                             2011      6.16         6.56            0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     38.91        42.48      199,283.86
                                                             2006     42.48        44.70      181,091.10
                                                             2007     44.70        53.14      209,017.66
                                                             2008     53.14        28.45      229,470.97
                                                             2009     28.45        41.92      217,890.63
                                                             2010     41.92        47.69      189,927.99
                                                             2011     47.69        45.60      169,405.57
                                                             2012     45.60        49.90      142,893.87
                                                             2013     49.90        65.34      123,071.73
                                                             2014     65.34        71.60      107,187.75

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $14.08       $15.89    1,339,210.21
                                                           2006     15.89        20.24    1,642,308.17
                                                           2007     20.24        19.79    1,481,049.15
                                                           2008     19.79        11.56    1,020,887.92
                                                           2009     11.56        17.73    1,105,351.34
                                                           2010     17.73        20.40    1,133,631.19
                                                           2011     20.40        17.31    1,017,541.20
                                                           2012     17.31        22.09      866,508.28
                                                           2013     22.09        28.51      814,315.83
                                                           2014     28.51        26.56      719,079.09

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     22.04        24.40    2,105,952.17
                                                           2006     24.40        26.81    1,858,433.89
                                                           2007     26.81        27.34    1,697,807.19
                                                           2008     27.34        14.20    1,410,908.34
                                                           2009     14.20        20.74    1,308,520.72
                                                           2010     20.74        25.83    1,298,857.26
                                                           2011     25.83        23.84    1,146,629.41
                                                           2012     23.84        26.39            0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     26.26        27.03      977,900.79
                                                           2013     27.03        34.83      846,365.61
                                                           2014     34.83        37.74      727,551.14

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.29        13.16      348,954.53
                                                           2006     13.16        14.85      303,360.64
                                                           2007     14.85        16.31      329,554.00
                                                           2008     16.31         9.87      260,774.54
                                                           2009      9.87        13.06      248,020.52
                                                           2010     13.06        16.30      204,583.13
                                                           2011     16.30        15.93      194,071.83
                                                           2012     15.93        18.62      168,166.10
                                                           2013     18.62        25.81      159,787.09
                                                           2014     25.81        27.54      135,631.50

Jennison Growth Investment Division (Class E)............. 2005      4.10         4.94      723,683.86
                                                           2006      4.94         5.00      782,230.91
                                                           2007      5.00         5.51      703,362.38
                                                           2008      5.51         3.45      571,518.60
                                                           2009      3.45         4.77      665,421.46
                                                           2010      4.77         5.25      709,982.11
                                                           2011      5.25         5.20      648,169.28
                                                           2012      5.20         5.93      751,819.62
                                                           2013      5.93         8.02      607,621.35
                                                           2014      8.02         8.62      535,096.43

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2005      4.44         4.06      736,052.17

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005    $27.16       $28.64      236,648.77
                                                         2006     28.64        32.96      300,736.30
                                                         2007     32.96        36.36      334,916.98
                                                         2008     36.36        22.98      298,154.20
                                                         2009     22.98        29.52      296,251.97
                                                         2010     29.52        37.13      255,742.33
                                                         2011     37.13        36.83      206,050.30
                                                         2012     36.83        41.60      176,691.45
                                                         2013     41.60        57.85      147,121.80
                                                         2014     57.85        59.19      126,910.99

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.84        10.16      695,707.18
                                                         2006     10.16        11.02      655,570.12
                                                         2007     11.02        11.37      615,476.46
                                                         2008     11.37         6.58      506,871.53
                                                         2009      6.58         8.45      503,973.95
                                                         2010      8.45        10.97      492,535.61
                                                         2011     10.97        11.15      458,438.67
                                                         2012     11.15        12.22      379,173.49
                                                         2013     12.22        17.93      363,468.86
                                                         2014     17.93        17.89      312,855.56

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     13.31        13.36    1,404,653.05
                                                         2006     13.36        14.41    1,362,497.98
                                                         2007     14.41        15.18    1,342,220.52
                                                         2008     15.18        12.22    1,101,945.72
                                                         2009     12.22        16.52    1,192,438.70
                                                         2010     16.52        18.44    1,067,948.01
                                                         2011     18.44        19.06      881,347.15
                                                         2012     19.06        21.27      765,558.82
                                                         2013     21.27        22.70      693,464.16
                                                         2014     22.70        23.52      568,647.24

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     33.93        36.80    1,628,972.80
                                                         2006     36.80        40.81    1,384,163.75
                                                         2007     40.81        37.48    1,176,615.51
                                                         2008     37.48        19.96      981,992.16
                                                         2009     19.96        27.86      887,769.83
                                                         2010     27.86        31.60      817,677.78
                                                         2011     31.60        33.27      720,275.11
                                                         2012     33.27        36.70      612,241.28
                                                         2013     36.70        49.53      539,513.14
                                                         2014     49.53        49.78      469,472.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $13.22       $14.64    2,583,753.41
                                                   2006     14.64        15.89    2,589,233.99
                                                   2007     15.89        16.89    2,460,352.19
                                                   2008     16.89        10.62    2,153,959.35
                                                   2009     10.62        14.36    1,928,352.50
                                                   2010     14.36        17.89    1,789,146.56
                                                   2011     17.89        17.29    1,552,824.37
                                                   2012     17.29        20.06    1,348,936.20
                                                   2013     20.06        26.34    1,227,883.52
                                                   2014     26.34        28.45    1,073,418.20

MetLife Stock Index Investment Division (Class E). 2005     38.66        39.89    4,174,789.79
                                                   2006     39.89        45.42    3,779,370.21
                                                   2007     45.42        47.12    3,532,996.55
                                                   2008     47.12        29.23    3,363,124.91
                                                   2009     29.23        36.40    3,214,351.33
                                                   2010     36.40        41.19    2,999,322.26
                                                   2011     41.19        41.38    2,563,168.87
                                                   2012     41.38        47.21    2,274,902.54
                                                   2013     47.21        61.47    1,956,674.40
                                                   2014     61.47        68.72    1,712,395.19

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.28        12.98      577,046.26
                                                   2006     12.98        16.25      865,604.95
                                                   2007     16.25        18.19    1,013,541.82
                                                   2008     18.19        10.36    1,042,044.09
                                                   2009     10.36        13.48      861,825.44
                                                   2010     13.48        14.85      798,397.96
                                                   2011     14.85        13.11      679,755.24
                                                   2012     13.11        15.12      563,754.77
                                                   2013     15.12        17.83      493,928.10
                                                   2014     17.83        16.40      436,272.91

MFS(R) Total Return Investment Division (Class E). 2005     41.05        41.69      328,191.42
                                                   2006     41.69        46.09      465,431.08
                                                   2007     46.09        47.39      692,542.07
                                                   2008     47.39        36.34      626,555.67
                                                   2009     36.34        42.46      734,187.61
                                                   2010     42.46        46.04      800,296.85
                                                   2011     46.04        46.45      826,082.65
                                                   2012     46.45        51.06      805,689.47
                                                   2013     51.06        59.85      795,649.97
                                                   2014     59.85        64.05      768,192.95

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $13.29       $12.92    3,945,338.48
                                                           2006     12.92        15.05    3,372,387.00
                                                           2007     15.05        14.28    3,032,426.90
                                                           2008     14.28         9.36    2,697,027.11
                                                           2009      9.36        11.16    2,414,788.75
                                                           2010     11.16        12.26    2,268,806.25
                                                           2011     12.26        12.20    1,997,880.31
                                                           2012     12.20        14.03    1,706,215.37
                                                           2013     14.03        18.79    1,802,926.96
                                                           2014     18.79        20.53    1,559,658.05

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     26.65        29.09      282,379.76
                                                           2006     29.09        32.11      341,023.72
                                                           2007     32.11        32.99      287,935.09
                                                           2008     32.99        19.86      229,972.81
                                                           2009     19.86        23.87      210,768.04
                                                           2010     23.87        26.96      202,718.99
                                                           2011     26.96        24.95      166,685.80
                                                           2012     24.95        28.48      140,107.59
                                                           2013     28.48        31.38            0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     13.41        15.60      897,116.60
                                                           2011     15.60        14.35      808,530.80
                                                           2012     14.35        15.51      731,297.08
                                                           2013     15.51        21.30      616,454.02
                                                           2014     21.30        21.28      550,679.74

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.96        17.87    1,259,761.54
                                                           2006     17.87        19.71    1,190,252.12
                                                           2007     19.71        21.06    1,052,899.12
                                                           2008     21.06         9.27      980,681.78
                                                           2009      9.27        12.25      929,395.27
                                                           2010     12.25        13.27            0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.39        12.71    3,317,221.36
                                                           2006     12.71        15.77    3,031,757.31
                                                           2007     15.77        17.22    2,877,630.78
                                                           2008     17.22         9.83    2,796,815.99
                                                           2009      9.83        12.48    2,548,424.84
                                                           2010     12.48        13.31    2,428,332.98
                                                           2011     13.31        11.49    2,164,337.60
                                                           2012     11.49        13.41    1,950,514.12
                                                           2013     13.41        16.11    1,715,284.80
                                                           2014     16.11        14.93    1,633,211.07

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $18.29       $18.78    3,853,381.72
                                                         2006     18.78        21.63    3,399,477.64
                                                         2007     21.63        20.60    3,003,297.27
                                                         2008     20.60        12.51    2,468,118.32
                                                         2009     12.51        13.95    2,320,727.08
                                                         2010     13.95        16.73    2,136,441.91
                                                         2011     16.73        17.44    1,890,831.67
                                                         2012     17.44        18.93    1,617,301.01
                                                         2013     18.93        25.87    1,593,141.73
                                                         2014     25.87        25.50    1,396,752.83

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.67        14.61      587,800.90
                                                         2006     14.61        16.56      568,404.89
                                                         2007     16.56        15.92      602,867.37
                                                         2008     15.92         9.71      487,589.04
                                                         2009      9.71        13.13      438,892.62
                                                         2010     13.13        15.96      409,786.71
                                                         2011     15.96        14.93      343,785.37
                                                         2012     14.93        15.54      279,366.88
                                                         2013     15.54        16.86            0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     15.03        17.23      651,568.46
                                                         2006     17.23        19.83      666,634.22
                                                         2007     19.83        20.81      653,391.71
                                                         2008     20.81        12.23      490,373.02
                                                         2009     12.23        16.92      494,739.96
                                                         2010     16.92        19.40      488,519.80
                                                         2011     19.40        17.55      437,137.02
                                                         2012     17.55        21.03      369,967.89
                                                         2013     21.03        26.44      346,488.32
                                                         2014     26.44        26.70      309,379.56

PIMCO Total Return Investment Division (Class E)........ 2005     12.08        12.21    5,682,275.41
                                                         2006     12.21        12.63    4,865,688.64
                                                         2007     12.63        13.42    4,559,147.92
                                                         2008     13.42        13.31    3,873,609.12
                                                         2009     13.31        15.54    3,834,269.93
                                                         2010     15.54        16.62    3,824,498.04
                                                         2011     16.62        16.96    3,201,024.00
                                                         2012     16.96        18.30    2,763,402.91
                                                         2013     18.30        17.75    2,353,923.47
                                                         2014     17.75        18.29    1,974,393.58

Russell 2000(R) Index Investment Division (Class E)..... 2005     15.78        16.27    1,664,179.07
                                                         2006     16.27        18.92    1,638,621.46
                                                         2007     18.92        18.37    1,484,310.60
                                                         2008     18.37        12.05    1,281,282.96
                                                         2009     12.05        14.98    1,272,032.31
                                                         2010     14.98        18.73    1,220,889.34
                                                         2011     18.73        17.73    1,048,535.01
                                                         2012     17.73        20.33      938,439.78
                                                         2013     20.33        27.78      818,814.07
                                                         2014     27.78        28.78      746,198.99

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E)........................................ 2005    $12.25       $12.88    1,225,277.14
                                                    2006     12.88        14.37    1,166,910.77
                                                    2007     14.37        15.51    1,195,546.39
                                                    2008     15.51         8.89    1,003,023.65
                                                    2009      8.89        12.57      988,715.18
                                                    2010     12.57        14.51      939,617.23
                                                    2011     14.51        14.15      769,194.39
                                                    2012     14.15        16.61      696,606.07
                                                    2013     16.61        22.78    1,069,037.38
                                                    2014     22.78        24.50      973,965.23

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment
  Division (Class E)).............................. 2005      4.37         4.80    2,087,513.19
                                                    2006      4.80         4.99    1,893,822.84
                                                    2007      4.99         6.50    2,352,962.18
                                                    2008      6.50         3.56    1,898,680.91
                                                    2009      3.56         5.61    2,150,461.87
                                                    2010      5.61         7.08    1,935,175.92
                                                    2011      7.08         6.30    1,724,396.10
                                                    2012      6.30         6.99    1,381,672.91
                                                    2013      6.99         7.32            0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)........................................ 2005      7.19         8.14    1,659,153.46
                                                    2006      8.14         8.55    1,649,785.51
                                                    2007      8.55         9.93    2,050,018.89
                                                    2008      9.93         5.92    1,658,057.16
                                                    2009      5.92         8.50    1,565,075.06
                                                    2010      8.50        10.75    1,516,446.19
                                                    2011     10.75        10.44    1,223,170.26
                                                    2012     10.44        11.74    1,034,742.08
                                                    2013     11.74        15.85    1,004,984.98
                                                    2014     15.85        17.68      902,654.24

T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................ 2005     13.40        14.66      761,468.45
                                                    2006     14.66        15.01      704,955.38
                                                    2007     15.01        16.26      616,681.57
                                                    2008     16.26        10.24      608,516.37
                                                    2009     10.24        14.03      549,368.36
                                                    2010     14.03        18.66      600,453.62
                                                    2011     18.66        18.72      557,109.13
                                                    2012     18.72        21.45      496,534.37
                                                    2013     21.45        30.58      463,322.43
                                                    2014     30.58        32.22      394,888.95

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005    $20.26       $20.54    1,977,911.29
                                                       2006     20.54        21.27    1,760,927.58
                                                       2007     21.27        21.82    1,620,353.39
                                                       2008     21.82        18.29    1,202,776.44
                                                       2009     18.29        23.84    1,134,413.67
                                                       2010     23.84        26.52    1,095,111.42
                                                       2011     26.52        27.74      904,734.62
                                                       2012     27.74        30.49      795,004.40
                                                       2013     30.49        30.40      677,872.22
                                                       2014     30.40        31.64      597,321.24

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     16.16        16.21    1,688,272.27
                                                       2006     16.21        16.65    1,448,834.33
                                                       2007     16.65        17.12    1,288,550.95
                                                       2008     17.12        16.83    1,078,581.67
                                                       2009     16.83        17.32      982,343.16
                                                       2010     17.32        18.07      906,793.11
                                                       2011     18.07        18.79      714,175.41
                                                       2012     18.79        19.14      617,667.00
                                                       2013     19.14        18.76      538,174.55
                                                       2014     18.76        19.00      482,919.75

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     40.06        40.73    1,155,328.40
                                                       2006     40.73        44.38    1,030,051.46
                                                       2007     44.38        46.32      922,793.71
                                                       2008     46.32        34.37      774,407.42
                                                       2009     34.37        39.76      699,129.64
                                                       2010     39.76        42.98      656,088.90
                                                       2011     42.98        44.00      575,295.96
                                                       2012     44.00        48.74      512,683.90
                                                       2013     48.74        57.96      453,993.49
                                                       2014     57.96        63.20      408,800.93

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E)).......................................... 2005     31.50        34.26    1,082,320.11
                                                       2006     34.26        38.71    1,196,386.84
                                                       2007     38.71        39.92    1,116,886.34
                                                       2008     39.92        23.87      971,602.54
                                                       2009     23.87        31.07      878,683.91
                                                       2010     31.07        34.32      851,866.91
                                                       2011     34.32        32.47      714,663.59
                                                       2012     32.47        36.14      607,884.50
                                                       2013     36.14        47.66      495,266.73
                                                       2014     47.66        51.99      424,742.91

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005   $ 69.27      $ 70.77     379,976.69
                                                            2006     70.77        79.62     328,519.67
                                                            2007     79.62        83.57           0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class E))...................................... 2007     82.87        83.74     302,267.47
                                                            2008     83.74        51.89     270,904.98
                                                            2009     51.89        61.13     256,594.16
                                                            2010     61.13        68.02     257,683.76
                                                            2011     68.02        67.37     235,318.67
                                                            2012     67.37        75.58     205,789.39
                                                            2013     75.58       100.22     179,566.72
                                                            2014    100.22       112.55     167,551.79

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.35 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006   $ 14.69      $ 15.41      18,359.10
                                                                                      2007     15.41        15.68     128,590.78
                                                                                      2008     15.68        14.00      61,824.03
                                                                                      2009     14.00        15.53      46,093.67
                                                                                      2010     15.53        16.29      41,169.04
                                                                                      2011     16.29        17.03      27,150.49
                                                                                      2012     17.03        17.67      22,899.42
                                                                                      2013     17.67        17.03      19,496.73
                                                                                      2014     17.03        17.67      16,734.04

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     19.38        23.94     176,130.69
                                                                                      2006     23.94        29.25     166,426.72
                                                                                      2007     29.25        34.99     172,388.70
                                                                                      2008     34.99        16.02     153,163.94
                                                                                      2009     16.02        25.45     160,067.87
                                                                                      2010     25.45        30.70     137,631.02
                                                                                      2011     30.70        24.45     110,201.31
                                                                                      2012     24.45        28.46      91,424.63
                                                                                      2013     28.46        35.97      83,422.98
                                                                                      2014     35.97        36.19      75,511.26

American Funds Growth Investment Division+ (Class 2)................................. 2005    125.30       143.43      81,958.32
                                                                                      2006    143.43       155.74      82,960.99
                                                                                      2007    155.74       172.35      77,590.70
                                                                                      2008    172.35        95.12      68,051.02
                                                                                      2009     95.12       130.64      68,654.45
                                                                                      2010    130.64       152.74      69,361.66
                                                                                      2011    152.74       144.03      57,155.17
                                                                                      2012    144.03       167.26      50,776.06
                                                                                      2013    167.26       214.37      38,456.34
                                                                                      2014    214.37       229.15      33,446.56

American Funds Growth-Income Investment Division+ (Class 2).......................... 2005     95.67        99.75     100,353.40
                                                                                      2006     99.75       113.21      95,626.75
                                                                                      2007    113.21       117.14      84,725.44
                                                                                      2008    117.14        71.71      72,996.66
                                                                                      2009     71.71        92.72      73,629.35
                                                                                      2010     92.72       101.77      70,271.24
                                                                                      2011    101.77        98.43      58,293.68
                                                                                      2012     98.43       113.91      51,030.89
                                                                                      2013    113.91       149.80      35,091.48
                                                                                      2014    149.80       163.27      30,912.81

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).................... 2005    $13.75       $15.99     129,756.72
                                                                                      2006     15.99        18.34     102,227.92
                                                                                      2007     18.34        19.94     100,988.36
                                                                                      2008     19.94        10.97      97,167.07
                                                                                      2009     10.97        13.20      94,877.18
                                                                                      2010     13.20        13.94      82,353.11
                                                                                      2011     13.94        11.01      63,414.05
                                                                                      2012     11.01        12.97      58,133.54
                                                                                      2013     12.97        14.75      42,508.26
                                                                                      2014     14.75        14.09      39,601.85

Barclays Aggregate Bond Index Investment Division (Class E).......................... 2005     12.98        13.06     920,216.74
                                                                                      2006     13.06        13.39     848,528.30
                                                                                      2007     13.39        14.10     799,006.81
                                                                                      2008     14.10        14.71     593,066.93
                                                                                      2009     14.71        15.26     616,172.99
                                                                                      2010     15.26        15.93     546,751.17
                                                                                      2011     15.93        16.87     431,816.90
                                                                                      2012     16.87        17.26     373,251.57
                                                                                      2013     17.26        16.62     350,474.68
                                                                                      2014     16.62        17.31     317,222.76

BlackRock Bond Income Investment Division (Class E).................................. 2005     48.71        49.14      71,138.99
                                                                                      2006     49.14        50.55      66,530.41
                                                                                      2007     50.55        52.93      59,097.00
                                                                                      2008     52.93        50.35      44,379.74
                                                                                      2009     50.35        54.30      56,093.21
                                                                                      2010     54.30        57.95      49,071.33
                                                                                      2011     57.95        60.84      38,035.46
                                                                                      2012     60.84        64.45      35,114.63
                                                                                      2013     64.45        63.01      34,655.96
                                                                                      2014     63.01        66.47      32,416.82

BlackRock Large Cap Value Investment Division (Class E).............................. 2005     11.83        12.34     132,351.74
                                                                                      2006     12.34        14.51     144,939.13
                                                                                      2007     14.51        14.79     180,099.46
                                                                                      2008     14.79         9.48     166,205.79
                                                                                      2009      9.48        10.39     170,380.03
                                                                                      2010     10.39        11.18     140,269.58
                                                                                      2011     11.18        11.26     111,276.47
                                                                                      2012     11.26        12.68     101,893.69
                                                                                      2013     12.68        16.50      97,038.84
                                                                                      2014     16.50        17.88      75,189.28

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)................................. 2005    $22.60       $22.91      15,864.88
                                                                                      2006     22.91        23.65      12,085.62
                                                                                      2007     23.65        24.48       9,760.24
                                                                                      2008     24.48        24.80      12,590.37
                                                                                      2009     24.80        24.55       8,442.58
                                                                                      2010     24.55        24.22       8,073.82
                                                                                      2011     24.22        23.89      11,534.43
                                                                                      2012     23.89        23.57       7,106.96
                                                                                      2013     23.57        23.26       5,778.66
                                                                                      2014     23.26        22.94       4,493.95

ClearBridge Aggressive Growth Investment Division (Class E).......................... 2005      7.27         8.15      40,695.65
                                                                                      2006      8.15         7.92      43,978.73
                                                                                      2007      7.92         7.99      40,458.90
                                                                                      2008      7.99         4.80      37,312.34
                                                                                      2009      4.80         6.32      34,985.73
                                                                                      2010      6.32         7.72      27,960.33
                                                                                      2011      7.72         7.88     139,846.48
                                                                                      2012      7.88         9.22     125,731.40
                                                                                      2013      9.22        13.27      60,457.21
                                                                                      2014     13.27        15.57     109,362.82

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and before that MFS(R) Investors
  Trust Investment Division (Class E))............................................... 2005      8.60         9.09      79,832.46
                                                                                      2006      9.09         9.50      76,700.37

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E)).................................. 2006      9.46        10.15      75,180.02
                                                                                      2007     10.15         9.43      74,100.02
                                                                                      2008      9.43         4.22      76,677.91
                                                                                      2009      4.22         5.75      77,841.22
                                                                                      2010      5.75         6.09     166,424.04
                                                                                      2011      6.09         6.48           0.00

Frontier Mid Cap Growth Investment Division (Class E)................................ 2005     38.26        41.73      17,352.17
                                                                                      2006     41.73        43.87      16,678.26
                                                                                      2007     43.87        52.10      16,010.84
                                                                                      2008     52.10        27.87      13,734.18
                                                                                      2009     27.87        41.02      16,529.25
                                                                                      2010     41.02        46.62      15,486.04
                                                                                      2011     46.62        44.53      10,997.88
                                                                                      2012     44.53        48.68      10,169.36
                                                                                      2013     48.68        63.68       8,899.39
                                                                                      2014     63.68        69.72       8,558.42

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class E)........................... 2005    $14.03       $15.82      63,311.72
                                                                                      2006     15.82        20.14     108,757.14
                                                                                      2007     20.14        19.67      94,536.00
                                                                                      2008     19.67        11.48      66,791.15
                                                                                      2009     11.48        17.59      79,107.89
                                                                                      2010     17.59        20.22      74,037.00
                                                                                      2011     20.22        17.13      63,926.28
                                                                                      2012     17.13        21.85      49,296.12
                                                                                      2013     21.85        28.16      47,650.98
                                                                                      2014     28.16        26.21      51,113.52

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class E))............................................... 2005     21.90        24.22     185,948.75
                                                                                      2006     24.22        26.59     180,858.46
                                                                                      2007     26.59        27.09     161,904.13
                                                                                      2008     27.09        14.06     149,029.06
                                                                                      2009     14.06        20.51     155,727.90
                                                                                      2010     20.51        25.52     169,297.13
                                                                                      2011     25.52        23.53     141,671.75
                                                                                      2012     23.53        26.03           0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class E))..................................................... 2012     25.91        26.65     125,008.99
                                                                                      2013     26.65        34.30      73,430.82
                                                                                      2014     34.30        37.14      63,270.75

Invesco Small Cap Growth Investment Division (Class E)............................... 2005     12.25        13.11      46,250.06
                                                                                      2006     13.11        14.78      36,783.40
                                                                                      2007     14.78        16.21      28,401.51
                                                                                      2008     16.21         9.80      24,227.64
                                                                                      2009      9.80        12.95      23,603.80
                                                                                      2010     12.95        16.15      22,679.56
                                                                                      2011     16.15        15.77      19,668.02
                                                                                      2012     15.77        18.41      18,431.89
                                                                                      2013     18.41        25.50      20,080.15
                                                                                      2014     25.50        27.18      17,409.03

Jennison Growth Investment Division (Class E)........................................ 2005      4.08         4.91     102,688.22
                                                                                      2006      4.91         4.97      99,855.74
                                                                                      2007      4.97         5.47      81,812.76
                                                                                      2008      5.47         3.42      72,686.78
                                                                                      2009      3.42         4.72      95,325.91
                                                                                      2010      4.72         5.19      87,924.66
                                                                                      2011      5.19         5.14      62,569.18
                                                                                      2012      5.14         5.86      73,911.01
                                                                                      2013      5.86         7.91      51,071.49
                                                                                      2014      7.91         8.50      47,629.54

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))..................................................... 2005    $ 4.42       $ 4.04     104,559.88

Loomis Sayles Small Cap Core Investment Division (Class E)........................... 2005     26.87        28.31      15,889.83
                                                                                      2006     28.31        32.54      19,152.06
                                                                                      2007     32.54        35.87      26,665.14
                                                                                      2008     35.87        22.65      26,970.19
                                                                                      2009     22.65        29.06      26,685.45
                                                                                      2010     29.06        36.51      23,639.02
                                                                                      2011     36.51        36.18      21,834.26
                                                                                      2012     36.18        40.83      20,644.54
                                                                                      2013     40.83        56.73      14,929.88
                                                                                      2014     56.73        57.98      13,365.96

Loomis Sayles Small Cap Growth Investment Division (Class E)......................... 2005      9.81        10.11     100,061.07
                                                                                      2006     10.11        10.96      87,697.00
                                                                                      2007     10.96        11.29      74,865.08
                                                                                      2008     11.29         6.53      58,518.43
                                                                                      2009      6.53         8.38      55,781.76
                                                                                      2010      8.38        10.86      54,042.20
                                                                                      2011     10.86        11.03      43,274.51
                                                                                      2012     11.03        12.08      37,478.17
                                                                                      2013     12.08        17.70      39,233.08
                                                                                      2014     17.70        17.64      28,995.50

Lord Abbett Bond Debenture Investment Division (Class E)............................. 2005     13.21        13.24     145,272.09
                                                                                      2006     13.24        14.27     161,155.36
                                                                                      2007     14.27        15.02     160,667.78
                                                                                      2008     15.02        12.07     121,621.17
                                                                                      2009     12.07        16.31     118,111.75
                                                                                      2010     16.31        18.18      93,359.17
                                                                                      2011     18.18        18.78      77,135.20
                                                                                      2012     18.78        20.94      67,313.82
                                                                                      2013     20.94        22.33      65,358.30
                                                                                      2014     22.33        23.11      57,245.29

Met/Artisan Mid Cap Value Investment Division (Class E).............................. 2005     33.53        36.33     173,904.88
                                                                                      2006     36.33        40.25     156,465.27
                                                                                      2007     40.25        36.94     135,918.88
                                                                                      2008     36.94        19.65     117,493.11
                                                                                      2009     19.65        27.40     107,747.93
                                                                                      2010     27.40        31.05     117,053.96
                                                                                      2011     31.05        32.66      97,334.73
                                                                                      2012     32.66        35.98      87,220.71
                                                                                      2013     35.98        48.51      55,447.98
                                                                                      2014     48.51        48.71      51,032.52

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)............................ 2005    $13.16       $14.56     295,468.66
                                                                                      2006     14.56        15.78     290,033.92
                                                                                      2007     15.78        16.76     247,215.23
                                                                                      2008     16.76        10.53     220,927.02
                                                                                      2009     10.53        14.23     202,584.39
                                                                                      2010     14.23        17.70     178,483.20
                                                                                      2011     17.70        17.09     137,102.72
                                                                                      2012     17.09        19.81     121,643.66
                                                                                      2013     19.81        25.98     108,784.64
                                                                                      2014     25.98        28.04      98,145.50

MetLife Stock Index Investment Division (Class E).................................... 2005     38.10        39.27     376,059.33
                                                                                      2006     39.27        44.67     350,967.63
                                                                                      2007     44.67        46.30     349,602.19
                                                                                      2008     46.30        28.69     320,956.17
                                                                                      2009     28.69        35.69     319,506.79
                                                                                      2010     35.69        40.35     285,741.00
                                                                                      2011     40.35        40.49     219,638.21
                                                                                      2012     40.49        46.16     185,182.91
                                                                                      2013     46.16        60.03     159,045.27
                                                                                      2014     60.03        67.05     147,606.68

MFS(R) Research International Investment Division (Class E).......................... 2005     11.23        12.91     118,584.13
                                                                                      2006     12.91        16.15     114,284.28
                                                                                      2007     16.15        18.07     101,274.88
                                                                                      2008     18.07        10.28      95,326.07
                                                                                      2009     10.28        13.36      96,825.76
                                                                                      2010     13.36        14.70      88,667.75
                                                                                      2011     14.70        12.97      73,941.46
                                                                                      2012     12.97        14.94      64,485.37
                                                                                      2013     14.94        17.60      59,189.29
                                                                                      2014     17.60        16.18      50,531.84

MFS(R) Total Return Investment Division (Class E).................................... 2005     40.33        40.92      12,188.95
                                                                                      2006     40.92        45.19       8,094.43
                                                                                      2007     45.19        46.42       9,651.68
                                                                                      2008     46.42        35.56       6,885.97
                                                                                      2009     35.56        41.51       7,610.74
                                                                                      2010     41.51        44.96      14,324.60
                                                                                      2011     44.96        45.32      19,864.37
                                                                                      2012     45.32        49.76      23,721.16
                                                                                      2013     49.76        58.28      22,722.25
                                                                                      2014     58.28        62.31      22,648.37

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)........................................... 2005    $13.21       $12.83     471,804.15
                                                                                      2006     12.83        14.93     394,769.18
                                                                                      2007     14.93        14.15     341,495.09
                                                                                      2008     14.15         9.27     295,292.49
                                                                                      2009      9.27        11.03     283,411.78
                                                                                      2010     11.03        12.11     289,533.62
                                                                                      2011     12.11        12.04     242,528.97
                                                                                      2012     12.04        13.83     222,056.24
                                                                                      2013     13.83        18.51     177,516.52
                                                                                      2014     18.51        20.20     167,730.62

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders Investment
  Division (Class E))................................................................ 2005     26.34        28.73      25,281.89
                                                                                      2006     28.73        31.68      29,139.19
                                                                                      2007     31.68        32.51      16,035.93
                                                                                      2008     32.51        19.55      15,150.00
                                                                                      2009     19.55        23.47      16,288.50
                                                                                      2010     23.47        26.49      12,429.91
                                                                                      2011     26.49        24.49      11,080.57
                                                                                      2012     24.49        27.93       9,340.35
                                                                                      2013     27.93        30.76           0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E).......................... 2010     13.24        15.39      67,276.91
                                                                                      2011     15.39        14.14      51,242.15
                                                                                      2012     14.14        15.27      43,704.89
                                                                                      2013     15.27        20.95      33,049.53
                                                                                      2014     20.95        20.90      28,626.29

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI Mid Cap
  Opportunities Investment Division (Class E))....................................... 2005     16.82        17.72      99,136.78
                                                                                      2006     17.72        19.52      88,442.15
                                                                                      2007     19.52        20.83      81,596.15
                                                                                      2008     20.83         9.17      70,188.23
                                                                                      2009      9.17        12.10      72,550.40
                                                                                      2010     12.10        13.09           0.00

MSCI EAFE(R) Index Investment Division (Class E)..................................... 2005     11.32        12.62     340,743.12
                                                                                      2006     12.62        15.64     316,971.29
                                                                                      2007     15.64        17.07     271,023.80
                                                                                      2008     17.07         9.74     263,092.91
                                                                                      2009      9.74        12.34     251,890.00
                                                                                      2010     12.34        13.15     232,457.65
                                                                                      2011     13.15        11.34     192,807.50
                                                                                      2012     11.34        13.22     165,952.91
                                                                                      2013     13.22        15.86     139,527.28
                                                                                      2014     15.86        14.69     136,903.05

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)............................... 2005    $18.21       $18.67     467,174.61
                                                                                      2006     18.67        21.49     402,430.01
                                                                                      2007     21.49        20.44     342,620.13
                                                                                      2008     20.44        12.40     289,251.46
                                                                                      2009     12.40        13.82     303,310.28
                                                                                      2010     13.82        16.56     268,256.95
                                                                                      2011     16.56        17.24     212,936.13
                                                                                      2012     17.24        18.69     195,697.43
                                                                                      2013     18.69        25.52     203,919.67
                                                                                      2014     25.52        25.13     170,029.37

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid Cap
  Investment Division (Class E))..................................................... 2005     13.63        14.55     105,505.48
                                                                                      2006     14.55        16.47     102,185.95
                                                                                      2007     16.47        15.82     101,304.19
                                                                                      2008     15.82         9.64      84,884.81
                                                                                      2009      9.64        13.02      84,533.17
                                                                                      2010     13.02        15.81      79,809.73
                                                                                      2011     15.81        14.78      67,223.16
                                                                                      2012     14.78        15.37      63,219.07
                                                                                      2013     15.37        16.67           0.00

Oppenheimer Global Equity Investment Division (Class E).............................. 2005     14.91        17.08     104,706.65
                                                                                      2006     17.08        19.63     108,321.55
                                                                                      2007     19.63        20.59     110,568.99
                                                                                      2008     20.59        12.09      96,957.57
                                                                                      2009     12.09        16.70      88,015.88
                                                                                      2010     16.70        19.13      76,118.37
                                                                                      2011     19.13        17.29      68,551.25
                                                                                      2012     17.29        20.70      64,585.92
                                                                                      2013     20.70        26.00      60,919.28
                                                                                      2014     26.00        26.22      56,677.09

PIMCO Total Return Investment Division (Class E)..................................... 2005     12.04        12.15     770,230.72
                                                                                      2006     12.15        12.55     658,455.77
                                                                                      2007     12.55        13.33     632,285.69
                                                                                      2008     13.33        13.21     551,168.53
                                                                                      2009     13.21        15.41     539,423.74
                                                                                      2010     15.41        16.45     476,973.24
                                                                                      2011     16.45        16.78     365,137.99
                                                                                      2012     16.78        18.09     324,529.81
                                                                                      2013     18.09        17.52     283,907.73
                                                                                      2014     17.52        18.04     224,899.45

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).................................. 2005    $15.68       $16.16     188,559.84
                                                                                      2006     16.16        18.77     182,618.66
                                                                                      2007     18.77        18.21     157,487.90
                                                                                      2008     18.21        11.93     131,895.91
                                                                                      2009     11.93        14.81     131,889.16
                                                                                      2010     14.81        18.51     111,720.63
                                                                                      2011     18.51        17.50      89,027.03
                                                                                      2012     17.50        20.04      77,278.02
                                                                                      2013     20.04        27.36      69,232.68
                                                                                      2014     27.36        28.32      63,819.37

T. Rowe Price Large Cap Growth Investment Division (Class E)......................... 2005     12.18        12.79     150,140.67
                                                                                      2006     12.79        14.26     135,896.81
                                                                                      2007     14.26        15.37     133,360.19
                                                                                      2008     15.37         8.80     127,217.51
                                                                                      2009      8.80        12.43     135,973.72
                                                                                      2010     12.43        14.34     115,196.38
                                                                                      2011     14.34        13.97      91,160.37
                                                                                      2012     13.97        16.37      77,481.33
                                                                                      2013     16.37        22.44      98,079.38
                                                                                      2014     22.44        24.11      83,437.75

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E)).......................................... 2005      4.35         4.78     215,482.66
                                                                                      2006      4.78         4.96     212,426.40
                                                                                      2007      4.96         6.46     228,396.00
                                                                                      2008      6.46         3.53     163,805.22
                                                                                      2009      3.53         5.56     189,385.96
                                                                                      2010      5.56         7.01     157,794.46
                                                                                      2011      7.01         6.23     130,440.91
                                                                                      2012      6.23         6.91     115,998.03
                                                                                      2013      6.91         7.23           0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)........................... 2005      7.16         8.10     198,655.45
                                                                                      2006      8.10         8.50     152,035.22
                                                                                      2007      8.50         9.86     177,985.78
                                                                                      2008      9.86         5.87     141,257.92
                                                                                      2009      5.87         8.43     153,547.79
                                                                                      2010      8.43        10.64     147,269.01
                                                                                      2011     10.64        10.33     123,061.49
                                                                                      2012     10.33        11.60     108,864.47
                                                                                      2013     11.60        15.65      92,284.77
                                                                                      2014     15.65        17.43      86,725.05

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division (Class E)......................... 2005    $13.29       $14.53      89,028.74
                                                                                      2006     14.53        14.87      81,884.92
                                                                                      2007     14.87        16.09      71,559.81
                                                                                      2008     16.09        10.11      62,293.86
                                                                                      2009     10.11        13.85      61,037.74
                                                                                      2010     13.85        18.41      51,946.98
                                                                                      2011     18.41        18.44      42,573.15
                                                                                      2012     18.44        21.12      37,434.11
                                                                                      2013     21.12        30.07      30,699.52
                                                                                      2014     30.07        31.65      32,489.67

Western Asset Management Strategic Bond Opportunities Investment Division (Class E).. 2005     20.05        20.31     196,410.28
                                                                                      2006     20.31        21.01     179,284.01
                                                                                      2007     21.01        21.54     158,276.17
                                                                                      2008     21.54        18.04     110,058.56
                                                                                      2009     18.04        23.49     107,449.76
                                                                                      2010     23.49        26.10      88,240.41
                                                                                      2011     26.10        27.27      74,270.53
                                                                                      2012     27.27        29.95      65,314.81
                                                                                      2013     29.95        29.82      57,569.73
                                                                                      2014     29.82        31.01      50,528.52

Western Asset Management U.S Government Investment Division (Class E)................ 2005     15.99        16.03     242,161.56
                                                                                      2006     16.03        16.44     189,943.46
                                                                                      2007     16.44        16.89     166,280.80
                                                                                      2008     16.89        16.59     117,835.37
                                                                                      2009     16.59        17.06     107,529.64
                                                                                      2010     17.06        17.78      89,346.73
                                                                                      2011     17.78        18.47      68,683.61
                                                                                      2012     18.47        18.80      62,680.78
                                                                                      2013     18.80        18.41      51,530.84
                                                                                      2014     18.41        18.62      47,950.23

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class E))......................................................................... 2005     39.32        39.94     102,872.09
                                                                                      2006     39.94        43.48      85,131.07
                                                                                      2007     43.48        45.34      76,257.70
                                                                                      2008     45.34        33.60      62,219.81
                                                                                      2009     33.60        38.83      59,318.76
                                                                                      2010     38.83        41.94      53,569.28
                                                                                      2011     41.94        42.89      46,708.58
                                                                                      2012     42.89        47.47      40,291.50
                                                                                      2013     47.47        56.38      34,964.85
                                                                                      2014     56.38        61.42      31,072.40

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class E))..................................................... 2005    $31.18      $ 33.88     100,194.76
                                                                                      2006     33.88        38.24     113,046.24
                                                                                      2007     38.24        39.40     120,101.76
                                                                                      2008     39.40        23.53     107,824.93
                                                                                      2009     23.53        30.61     108,187.72
                                                                                      2010     30.61        33.77     114,348.85
                                                                                      2011     33.77        31.92      95,076.13
                                                                                      2012     31.92        35.49      86,464.99
                                                                                      2013     35.49        46.76      50,199.85
                                                                                      2014     46.76        50.95      43,036.77

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))................................................................ 2005     67.79        69.19      37,120.79
                                                                                      2006     69.19        77.77      29,819.58
                                                                                      2007     77.77        81.60           0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class E))..................................................... 2007     80.92        81.71      26,345.77
                                                                                      2008     81.71        50.58      21,368.12
                                                                                      2009     50.58        59.53      21,677.47
                                                                                      2010     59.53        66.17      20,041.55
                                                                                      2011     66.17        65.48      15,147.62
                                                                                      2012     65.48        73.38      12,535.79
                                                                                      2013     73.38        97.21      12,109.47
                                                                                      2014     97.21       109.06      10,494.88

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.45 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.56      $ 15.26      28,569.70
                                                       2007     15.26        15.52     149,814.19
                                                       2008     15.52        13.84      47,001.89
                                                       2009     13.84        15.34      44,475.29
                                                       2010     15.34        16.07      36,490.00
                                                       2011     16.07        16.78      22,553.70
                                                       2012     16.78        17.40      17,940.74
                                                       2013     17.40        16.75      13,875.19
                                                       2014     16.75        17.36      11,709.87

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     19.25        23.75     313,233.26
                                                       2006     23.75        29.00     270,716.25
                                                       2007     29.00        34.66     293,038.02
                                                       2008     34.66        15.85     229,143.49
                                                       2009     15.85        25.16     215,741.06
                                                       2010     25.16        30.31     201,537.32
                                                       2011     30.31        24.12     184,596.10
                                                       2012     24.12        28.05     148,646.50
                                                       2013     28.05        35.41     123,984.38
                                                       2014     35.41        35.59     105,295.27

American Funds Growth Investment Division+ (Class 2).. 2005    122.77       140.39     113,022.31
                                                       2006    140.39       152.29     108,746.95
                                                       2007    152.29       168.36      99,935.58
                                                       2008    168.36        92.82      86,140.60
                                                       2009     92.82       127.36      76,883.79
                                                       2010    127.36       148.75      76,604.81
                                                       2011    148.75       140.13      68,947.90
                                                       2012    140.13       162.57      57,125.17
                                                       2013    162.57       208.15      48,181.45
                                                       2014    208.15       222.28      41,094.17

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     93.74        97.64     124,289.21
                                                       2006     97.64       110.70     117,188.16
                                                       2007    110.70       114.43     111,462.86
                                                       2008    114.43        69.98      96,246.95
                                                       2009     69.98        90.39      83,532.89
                                                       2010     90.39        99.12      87,048.37
                                                       2011     99.12        95.76      75,148.47
                                                       2012     95.76       110.71      62,226.93
                                                       2013    110.71       145.46      53,494.15
                                                       2014    145.46       158.37      46,592.52

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.57       $15.75     113,878.43
                                                         2006     15.75        18.05      90,369.13
                                                         2007     18.05        19.61      88,675.07
                                                         2008     19.61        10.78     105,754.35
                                                         2009     10.78        12.96      70,220.48
                                                         2010     12.96        13.67      60,031.52
                                                         2011     13.67        10.78      53,813.66
                                                         2012     10.78        12.69      43,343.72
                                                         2013     12.69        14.42      36,043.85
                                                         2014     14.42        13.76      35,022.69

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.90        12.97     875,676.07
                                                         2006     12.97        13.28     858,763.61
                                                         2007     13.28        13.97     784,444.17
                                                         2008     13.97        14.56     611,234.70
                                                         2009     14.56        15.09     561,315.35
                                                         2010     15.09        15.74     557,184.80
                                                         2011     15.74        16.65     526,466.51
                                                         2012     16.65        17.02     495,850.80
                                                         2013     17.02        16.37     493,062.43
                                                         2014     16.37        17.03     404,006.83

BlackRock Bond Income Investment Division (Class E)..... 2005     47.68        48.05      74,904.06
                                                         2006     48.05        49.38      70,579.02
                                                         2007     49.38        51.65      61,959.21
                                                         2008     51.65        49.08      54,310.84
                                                         2009     49.08        52.87      50,740.38
                                                         2010     52.87        56.38      48,958.84
                                                         2011     56.38        59.13      43,628.61
                                                         2012     59.13        62.58      36,753.17
                                                         2013     62.58        61.11      31,538.85
                                                         2014     61.11        64.40      29,660.84

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.80        12.30     160,449.56
                                                         2006     12.30        14.45     248,401.80
                                                         2007     14.45        14.70     214,750.95
                                                         2008     14.70         9.41     176,299.11
                                                         2009      9.41        10.31     157,172.75
                                                         2010     10.31        11.08     154,701.67
                                                         2011     11.08        11.15     164,401.88
                                                         2012     11.15        12.55     136,108.94
                                                         2013     12.55        16.31     119,774.29
                                                         2014     16.31        17.65     102,510.34

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $22.12       $22.40      25,847.59
                                                              2006     22.40        23.11      27,458.21
                                                              2007     23.11        23.89      20,371.08
                                                              2008     23.89        24.18      21,668.65
                                                              2009     24.18        23.91      24,492.61
                                                              2010     23.91        23.56      25,839.23
                                                              2011     23.56        23.23      39,400.96
                                                              2012     23.23        22.89      53,419.72
                                                              2013     22.89        22.56      49,122.16
                                                              2014     22.56        22.24      44,597.14

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.24         8.12      39,423.38
                                                              2006      8.12         7.87      31,402.39
                                                              2007      7.87         7.94      27,818.16
                                                              2008      7.94         4.77      29,274.29
                                                              2009      4.77         6.26      29,473.07
                                                              2010      6.26         7.64      33,435.09
                                                              2011      7.64         7.80      73,277.21
                                                              2012      7.80         9.11      62,411.36
                                                              2013      9.11        13.10      77,911.75
                                                              2014     13.10        15.36     177,750.20

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2005      8.55         9.02      86,692.72
                                                              2006      9.02         9.43      81,123.38

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006      9.39        10.07      82,047.02
                                                              2007     10.07         9.35      66,897.73
                                                              2008      9.35         4.18      60,822.85
                                                              2009      4.18         5.69      57,470.75
                                                              2010      5.69         6.02      57,199.36
                                                              2011      6.02         6.40           0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     37.63        41.00      45,689.14
                                                              2006     41.00        43.06      41,297.69
                                                              2007     43.06        51.09      33,398.73
                                                              2008     51.09        27.30      30,633.92
                                                              2009     27.30        40.14      28,257.84
                                                              2010     40.14        45.57      29,826.93
                                                              2011     45.57        43.49      31,374.80
                                                              2012     43.49        47.49      26,978.74
                                                              2013     47.49        62.07      22,978.77
                                                              2014     62.07        67.88      19,027.36

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.99       $15.76     151,139.31
                                                           2006     15.76        20.03     199,502.16
                                                           2007     20.03        19.55     166,704.72
                                                           2008     19.55        11.40     113,224.07
                                                           2009     11.40        17.44     120,742.26
                                                           2010     17.44        20.03     122,495.56
                                                           2011     20.03        16.96     115,617.83
                                                           2012     16.96        21.60      99,692.23
                                                           2013     21.60        27.82      99,948.90
                                                           2014     27.82        25.86      85,082.89

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.77        24.05     281,027.93
                                                           2006     24.05        26.38     220,656.00
                                                           2007     26.38        26.85     202,718.14
                                                           2008     26.85        13.92     172,510.66
                                                           2009     13.92        20.28     151,503.58
                                                           2010     20.28        25.21     163,109.82
                                                           2011     25.21        23.22     150,580.47
                                                           2012     23.22        25.69           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E))..................................... 2012     25.56        26.28     124,227.02
                                                           2013     26.28        33.79     104,812.83
                                                           2014     33.79        36.54      89,045.84

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.21        13.05      55,127.15
                                                           2006     13.05        14.70      57,454.91
                                                           2007     14.70        16.11      43,624.65
                                                           2008     16.11         9.73      38,730.93
                                                           2009      9.73        12.85      37,766.16
                                                           2010     12.85        16.00      34,734.59
                                                           2011     16.00        15.61      35,797.11
                                                           2012     15.61        18.21      20,941.80
                                                           2013     18.21        25.19      18,744.67
                                                           2014     25.19        26.82      19,788.55

Jennison Growth Investment Division (Class E)............. 2005      4.06         4.88      52,167.37
                                                           2006      4.88         4.93      44,932.37
                                                           2007      4.93         5.42      51,308.46
                                                           2008      5.42         3.39      38,907.86
                                                           2009      3.39         4.67     121,161.49
                                                           2010      4.67         5.13     183,683.71
                                                           2011      5.13         5.08     143,034.43
                                                           2012      5.08         5.78     170,483.54
                                                           2013      5.78         7.81     123,754.88
                                                           2014      7.81         8.37      96,825.88

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.40       $ 4.02      57,550.47

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     26.59        27.98      25,835.24
                                                         2006     27.98        32.13      38,371.35
                                                         2007     32.13        35.38      52,045.85
                                                         2008     35.38        22.32      38,880.19
                                                         2009     22.32        28.61      32,210.94
                                                         2010     28.61        35.91      31,834.00
                                                         2011     35.91        35.55      32,054.41
                                                         2012     35.55        40.07      23,462.87
                                                         2013     40.07        55.62      21,348.50
                                                         2014     55.62        56.79      18,027.60

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.77        10.06      78,553.10
                                                         2006     10.06        10.90      80,982.19
                                                         2007     10.90        11.22      70,074.75
                                                         2008     11.22         6.48      62,494.20
                                                         2009      6.48         8.31      58,776.47
                                                         2010      8.31        10.76      53,322.41
                                                         2011     10.76        10.92      48,775.80
                                                         2012     10.92        11.94      40,780.40
                                                         2013     11.94        17.48      42,837.76
                                                         2014     17.48        17.41      38,517.67

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     13.11        13.13     175,765.80
                                                         2006     13.13        14.13     174,705.35
                                                         2007     14.13        14.86     161,552.42
                                                         2008     14.86        11.93     134,259.20
                                                         2009     11.93        16.10     163,917.40
                                                         2010     16.10        17.93     175,369.31
                                                         2011     17.93        18.51     135,149.44
                                                         2012     18.51        20.61     123,514.91
                                                         2013     20.61        21.95     104,729.72
                                                         2014     21.95        22.70      87,281.60

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     33.14        35.88     173,787.79
                                                         2006     35.88        39.71     154,485.29
                                                         2007     39.71        36.40     130,818.69
                                                         2008     36.40        19.34     121,899.38
                                                         2009     19.34        26.94     110,240.29
                                                         2010     26.94        30.51     100,223.20
                                                         2011     30.51        32.05      98,243.83
                                                         2012     32.05        35.28      78,245.59
                                                         2013     35.28        47.52      68,802.66
                                                         2014     47.52        47.67      61,099.16

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $13.10       $14.48     294,439.06
                                                   2006     14.48        15.68     276,322.43
                                                   2007     15.68        16.64     270,365.66
                                                   2008     16.64        10.44     236,119.79
                                                   2009     10.44        14.09     208,005.06
                                                   2010     14.09        17.51     201,564.42
                                                   2011     17.51        16.90     179,219.32
                                                   2012     16.90        19.56     156,891.56
                                                   2013     19.56        25.64     148,834.50
                                                   2014     25.64        27.64     123,651.04

MetLife Stock Index Investment Division (Class E). 2005     37.54        38.66     440,477.42
                                                   2006     38.66        43.93     396,989.41
                                                   2007     43.93        45.49     370,813.44
                                                   2008     45.49        28.16     363,473.21
                                                   2009     28.16        34.99     327,666.89
                                                   2010     34.99        39.52     339,490.00
                                                   2011     39.52        39.62     315,180.82
                                                   2012     39.62        45.12     276,819.86
                                                   2013     45.12        58.63     236,919.12
                                                   2014     58.63        65.41     196,481.39

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.21        12.87      94,222.73
                                                   2006     12.87        16.09     120,925.48
                                                   2007     16.09        17.98     119,243.99
                                                   2008     17.98        10.21     123,987.72
                                                   2009     10.21        13.26      88,263.14
                                                   2010     13.26        14.58      75,610.22
                                                   2011     14.58        12.85      79,543.76
                                                   2012     12.85        14.79      51,312.77
                                                   2013     14.79        17.40      35,277.29
                                                   2014     17.40        15.98      26,671.58

MFS(R) Total Return Investment Division (Class E). 2005     39.62        40.16      50,509.77
                                                   2006     40.16        44.31      71,124.70
                                                   2007     44.31        45.47     114,974.67
                                                   2008     45.47        34.80      86,913.95
                                                   2009     34.80        40.57     110,222.67
                                                   2010     40.57        43.91     119,511.53
                                                   2011     43.91        44.21     126,149.10
                                                   2012     44.21        48.50     116,717.03
                                                   2013     48.50        56.74     122,190.70
                                                   2014     56.74        60.60     117,112.94

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2005    $13.13       $12.74     452,608.06
                                                             2006     12.74        14.81     372,921.00
                                                             2007     14.81        14.02     332,206.15
                                                             2008     14.02         9.17     335,654.65
                                                             2009      9.17        10.91     288,597.58
                                                             2010     10.91        11.96     249,220.98
                                                             2011     11.96        11.89     242,494.32
                                                             2012     11.89        13.64     204,551.67
                                                             2013     13.64        18.23     205,469.25
                                                             2014     18.23        19.88     182,361.28

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2005     26.04        28.37      40,391.30
                                                             2006     28.37        31.25      45,430.52
                                                             2007     31.25        32.04      38,146.64
                                                             2008     32.04        19.25      26,036.40
                                                             2009     19.25        23.08      25,886.75
                                                             2010     23.08        26.03      22,399.41
                                                             2011     26.03        24.04      17,640.68
                                                             2012     24.04        27.38      15,937.58
                                                             2013     27.38        30.15           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     13.07        15.17     146,891.87
                                                             2011     15.17        13.93     121,850.86
                                                             2012     13.93        15.03     107,856.82
                                                             2013     15.03        20.60      84,405.64
                                                             2014     20.60        20.53      75,158.78

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2005     16.69        17.56     136,671.29
                                                             2006     17.56        19.33     135,654.97
                                                             2007     19.33        20.61     120,949.07
                                                             2008     20.61         9.06     135,907.25
                                                             2009      9.06        11.94     138,421.91
                                                             2010     11.94        12.92           0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2005     11.25        12.53     414,334.00
                                                             2006     12.53        15.52     363,187.49
                                                             2007     15.52        16.91     316,096.12
                                                             2008     16.91         9.64     321,287.17
                                                             2009      9.64        12.21     284,306.48
                                                             2010     12.21        12.99     293,691.09
                                                             2011     12.99        11.19     305,943.64
                                                             2012     11.19        13.03     261,681.60
                                                             2013     13.03        15.62     231,862.70
                                                             2014     15.62        14.46     221,731.71

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $18.12       $18.57     449,154.44
                                                         2006     18.57        21.35     410,979.23
                                                         2007     21.35        20.29     359,946.92
                                                         2008     20.29        12.30     302,138.46
                                                         2009     12.30        13.68     283,371.27
                                                         2010     13.68        16.38     272,466.07
                                                         2011     16.38        17.04     266,777.20
                                                         2012     17.04        18.46     220,537.32
                                                         2013     18.46        25.18     234,034.69
                                                         2014     25.18        24.77     206,887.92

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))............................................ 2005     13.58        14.49      94,316.75
                                                         2006     14.49        16.39      96,748.96
                                                         2007     16.39        15.72     104,909.86
                                                         2008     15.72         9.57      93,543.74
                                                         2009      9.57        12.91      78,251.09
                                                         2010     12.91        15.66      66,775.02
                                                         2011     15.66        14.63      60,757.51
                                                         2012     14.63        15.20      56,619.15
                                                         2013     15.20        16.48           0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.79        16.93      65,372.72
                                                         2006     16.93        19.44      62,930.90
                                                         2007     19.44        20.37      61,234.70
                                                         2008     20.37        11.94      46,221.82
                                                         2009     11.94        16.49      44,343.71
                                                         2010     16.49        18.87      45,184.46
                                                         2011     18.87        17.04      39,095.89
                                                         2012     17.04        20.38      33,675.93
                                                         2013     20.38        25.56      32,200.95
                                                         2014     25.56        25.76      33,081.63

PIMCO Total Return Investment Division (Class E)........ 2005     11.99        12.09     722,177.32
                                                         2006     12.09        12.48     548,420.10
                                                         2007     12.48        13.24     679,792.80
                                                         2008     13.24        13.11     426,006.69
                                                         2009     13.11        15.27     447,407.93
                                                         2010     15.27        16.29     536,217.64
                                                         2011     16.29        16.60     435,815.68
                                                         2012     16.60        17.87     381,839.06
                                                         2013     17.87        17.30     306,131.31
                                                         2014     17.30        17.79     250,169.19

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2005    $15.59       $16.04     207,349.65
                                                              2006     16.04        18.61     191,942.00
                                                              2007     18.61        18.04     171,927.11
                                                              2008     18.04        11.81     138,761.89
                                                              2009     11.81        14.65     130,087.10
                                                              2010     14.65        18.28     128,817.75
                                                              2011     18.28        17.27     117,133.58
                                                              2012     17.27        19.76      98,952.39
                                                              2013     19.76        26.95      84,728.51
                                                              2014     26.95        27.86      75,161.82

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2005     12.11        12.70     128,655.91
                                                              2006     12.70        14.14     117,337.97
                                                              2007     14.14        15.23     116,866.38
                                                              2008     15.23         8.71     112,491.80
                                                              2009      8.71        12.29     103,365.41
                                                              2010     12.29        14.16      97,287.97
                                                              2011     14.16        13.78      89,692.65
                                                              2012     13.78        16.14      65,764.77
                                                              2013     16.14        22.10     136,295.35
                                                              2014     22.10        23.73     120,640.37

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2005      4.34         4.75     289,437.15
                                                              2006      4.75         4.94     226,227.02
                                                              2007      4.94         6.41     391,805.49
                                                              2008      6.41         3.51     248,780.83
                                                              2009      3.51         5.51     303,452.40
                                                              2010      5.51         6.94     330,488.74
                                                              2011      6.94         6.16     290,045.67
                                                              2012      6.16         6.83     242,474.54
                                                              2013      6.83         7.14           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2005      7.14         8.06     243,026.42
                                                              2006      8.06         8.45     190,725.55
                                                              2007      8.45         9.79     397,174.12
                                                              2008      9.79         5.83     273,492.99
                                                              2009      5.83         8.35     234,942.57
                                                              2010      8.35        10.54     212,869.74
                                                              2011     10.54        10.22     175,942.65
                                                              2012     10.22        11.46     145,428.02
                                                              2013     11.46        15.45     126,647.92
                                                              2014     15.45        17.19     120,243.26

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $13.19       $14.41      82,879.59
                                                       2006     14.41        14.72      82,048.16
                                                       2007     14.72        15.91      68,985.23
                                                       2008     15.91        10.00      85,639.95
                                                       2009     10.00        13.67      78,540.36
                                                       2010     13.67        18.15      79,183.45
                                                       2011     18.15        18.17      74,367.43
                                                       2012     18.17        20.79      52,990.95
                                                       2013     20.79        29.57      44,691.30
                                                       2014     29.57        31.09      39,152.68

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.85        20.09     288,847.54
                                                       2006     20.09        20.76     261,032.48
                                                       2007     20.76        21.26     178,702.82
                                                       2008     21.26        17.78     140,983.01
                                                       2009     17.78        23.13     122,810.74
                                                       2010     23.13        25.68     143,803.41
                                                       2011     25.68        26.81     125,299.78
                                                       2012     26.81        29.41     108,320.81
                                                       2013     29.41        29.25     104,162.29
                                                       2014     29.25        30.39      91,705.57

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.83        15.85     165,505.99
                                                       2006     15.85        16.24     129,658.26
                                                       2007     16.24        16.67     112,248.93
                                                       2008     16.67        16.36      98,909.76
                                                       2009     16.36        16.80      90,882.37
                                                       2010     16.80        17.50      86,161.04
                                                       2011     17.50        18.16      70,161.01
                                                       2012     18.16        18.46      59,181.32
                                                       2013     18.46        18.06      58,858.03
                                                       2014     18.06        18.25      44,420.01

WMC Balanced Investment Division (formerly BlackRock
  Diversified Investment Division (Class E)).......... 2005     38.60        39.17     133,601.49
                                                       2006     39.17        42.59     114,791.83
                                                       2007     42.59        44.37     101,862.26
                                                       2008     44.37        32.85      84,562.68
                                                       2009     32.85        37.93      75,807.44
                                                       2010     37.93        40.92      79,478.47
                                                       2011     40.92        41.81      72,159.84
                                                       2012     41.81        46.23      65,154.43
                                                       2013     46.23        54.86      56,783.98
                                                       2014     54.86        59.70      45,200.80

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $30.86      $ 33.51     107,349.44
                                                            2006     33.51        37.78     124,574.98
                                                            2007     37.78        38.89     111,810.22
                                                            2008     38.89        23.20     102,623.60
                                                            2009     23.20        30.15      99,637.92
                                                            2010     30.15        33.22     106,090.66
                                                            2011     33.22        31.38      85,935.22
                                                            2012     31.38        34.85      69,523.35
                                                            2013     34.85        45.87      58,187.48
                                                            2014     45.87        49.93      47,684.09

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     66.35        67.65      37,748.49
                                                            2006     67.65        75.96      33,784.59
                                                            2007     75.96        79.67           0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     79.01        79.73      31,043.42
                                                            2008     79.73        49.30      25,395.96
                                                            2009     49.30        57.97      21,433.11
                                                            2010     57.97        64.37      21,059.10
                                                            2011     64.37        63.63      22,793.06
                                                            2012     63.63        71.24      20,441.72
                                                            2013     71.24        94.29      18,503.82
                                                            2014     94.29       105.67      16,385.15

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.50 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.49      $ 15.19       9,855.83
                                                       2007     15.19        15.43      68,169.42
                                                       2008     15.43        13.76      16,239.77
                                                       2009     13.76        15.24      16,416.12
                                                       2010     15.24        15.96      24,364.59
                                                       2011     15.96        16.66      11,030.42
                                                       2012     16.66        17.26       9,151.52
                                                       2013     17.26        16.61       7,509.35
                                                       2014     16.61        17.20       7,358.85

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     19.19        23.66     149,896.21
                                                       2006     23.66        28.88     146,893.34
                                                       2007     28.88        34.49     141,939.77
                                                       2008     34.49        15.76      93,838.28
                                                       2009     15.76        25.01      86,284.29
                                                       2010     25.01        30.12      83,769.53
                                                       2011     30.12        23.95      71,867.34
                                                       2012     23.95        27.84      63,194.97
                                                       2013     27.84        35.14      46,488.38
                                                       2014     35.14        35.29      39,072.65

American Funds Growth Investment Division+ (Class 2).. 2005    121.43       138.80      68,272.08
                                                       2006    138.80       150.48      63,238.49
                                                       2007    150.48       166.28      54,048.73
                                                       2008    166.28        91.63      42,147.59
                                                       2009     91.63       125.66      38,086.04
                                                       2010    125.66       146.69      36,750.77
                                                       2011    146.69       138.13      30,896.19
                                                       2012    138.13       160.16      26,764.62
                                                       2013    160.16       204.97      22,558.96
                                                       2014    204.97       218.77      18,689.60

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     92.72        96.53      87,866.03
                                                       2006     96.53       109.39      82,701.17
                                                       2007    109.39       113.01      69,156.14
                                                       2008    113.01        69.08      55,948.52
                                                       2009     69.08        89.18      53,241.27
                                                       2010     89.18        97.75      51,024.07
                                                       2011     97.75        94.39      41,759.75
                                                       2012     94.39       109.07      34,875.77
                                                       2013    109.07       143.23      30,143.69
                                                       2014    143.23       155.87      28,663.88

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.47       $15.64      74,019.49
                                                         2006     15.64        17.91      58,927.42
                                                         2007     17.91        19.44      41,579.91
                                                         2008     19.44        10.69      44,634.46
                                                         2009     10.69        12.84      35,121.97
                                                         2010     12.84        13.54      27,396.75
                                                         2011     13.54        10.67      21,754.69
                                                         2012     10.67        12.55      22,425.41
                                                         2013     12.55        14.26      16,832.89
                                                         2014     14.26        13.60      13,220.04

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.86        12.92     602,654.35
                                                         2006     12.92        13.23     568,967.74
                                                         2007     13.23        13.90     504,058.33
                                                         2008     13.90        14.49     331,765.98
                                                         2009     14.49        15.00     308,551.57
                                                         2010     15.00        15.64     266,297.97
                                                         2011     15.64        16.55     205,511.61
                                                         2012     16.55        16.90     190,653.61
                                                         2013     16.90        16.24     181,434.36
                                                         2014     16.24        16.90     167,684.38

BlackRock Bond Income Investment Division (Class E)..... 2005     47.17        47.51      62,562.45
                                                         2006     47.51        48.80      51,457.60
                                                         2007     48.80        51.02      39,380.69
                                                         2008     51.02        48.46      30,754.13
                                                         2009     48.46        52.18      26,751.59
                                                         2010     52.18        55.61      25,334.02
                                                         2011     55.61        58.29      21,116.16
                                                         2012     58.29        61.66      19,067.97
                                                         2013     61.66        60.19      15,099.60
                                                         2014     60.19        63.40      13,955.80

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.79        12.27      63,527.67
                                                         2006     12.27        14.41      98,182.02
                                                         2007     14.41        14.66      99,140.93
                                                         2008     14.66         9.38      57,156.94
                                                         2009      9.38        10.27      52,277.20
                                                         2010     10.27        11.03      37,119.03
                                                         2011     11.03        11.10      35,490.67
                                                         2012     11.10        12.48      28,910.91
                                                         2013     12.48        16.22      15,401.37
                                                         2014     16.22        17.54      16,992.41

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $21.88       $22.15          0.00
                                                             2006     22.15        22.84          0.00
                                                             2007     22.84        23.60          0.00
                                                             2008     23.60        23.88        660.36
                                                             2009     23.88        23.60          0.00
                                                             2010     23.60        23.24          3.74
                                                             2011     23.24        22.90          0.00
                                                             2012     22.90        22.56          0.00
                                                             2013     22.56        22.22          0.00
                                                             2014     22.22        21.89          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.23         8.10     11,590.10
                                                             2006      8.10         7.85     15,611.50
                                                             2007      7.85         7.91     12,187.90
                                                             2008      7.91         4.75      8,626.43
                                                             2009      4.75         6.24     10,442.02
                                                             2010      6.24         7.61     11,399.45
                                                             2011      7.61         7.76     23,185.99
                                                             2012      7.76         9.06     13,735.26
                                                             2013      9.06        13.02     21,233.07
                                                             2014     13.02        15.25     54,350.66

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.52         8.99     48,904.31
                                                             2006      8.99         9.40     47,933.82

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.36        10.03     47,818.28
                                                             2007     10.03         9.31     47,245.59
                                                             2008      9.31         4.16     42,413.08
                                                             2009      4.16         5.66     48,083.73
                                                             2010      5.66         5.99     34,050.83
                                                             2011      5.99         6.36          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     37.32        40.64     13,270.58
                                                             2006     40.64        42.66     12,514.16
                                                             2007     42.66        50.59     12,156.89
                                                             2008     50.59        27.02     10,590.38
                                                             2009     27.02        39.70     10,383.46
                                                             2010     39.70        45.06     10,222.74
                                                             2011     45.06        42.97      9,839.03
                                                             2012     42.97        46.91      8,972.48
                                                             2013     46.91        61.28      8,577.60
                                                             2014     61.28        66.98      8,204.18

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.97       $15.72      90,841.07
                                                           2006     15.72        19.98     105,485.85
                                                           2007     19.98        19.49      76,795.16
                                                           2008     19.49        11.36      56,722.39
                                                           2009     11.36        17.37      46,165.40
                                                           2010     17.37        19.94      42,650.81
                                                           2011     19.94        16.87      46,799.33
                                                           2012     16.87        21.48      41,306.64
                                                           2013     21.48        27.65      44,846.76
                                                           2014     27.65        25.69      38,457.13

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.70        23.96     162,780.19
                                                           2006     23.96        26.27     130,877.69
                                                           2007     26.27        26.72     110,625.45
                                                           2008     26.72        13.85      89,005.48
                                                           2009     13.85        20.17      81,459.34
                                                           2010     20.17        25.06      70,064.94
                                                           2011     25.06        23.07      56,505.82
                                                           2012     23.07        25.51           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E))..................................... 2012     25.39        26.09      44,636.22
                                                           2013     26.09        33.53      40,046.85
                                                           2014     33.53        36.25      32,365.89

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.19        13.03      21,235.25
                                                           2006     13.03        14.66      23,324.10
                                                           2007     14.66        16.06      13,171.09
                                                           2008     16.06         9.70      11,955.41
                                                           2009      9.70        12.79       8,420.43
                                                           2010     12.79        15.92       7,432.77
                                                           2011     15.92        15.53       7,181.60
                                                           2012     15.53        18.10       6,274.75
                                                           2013     18.10        25.03       5,682.78
                                                           2014     25.03        26.64       4,865.62

Jennison Growth Investment Division (Class E)............. 2005      4.05         4.87      66,299.15
                                                           2006      4.87         4.92      52,029.23
                                                           2007      4.92         5.40      47,576.81
                                                           2008      5.40         3.37      26,859.49
                                                           2009      3.37         4.65      36,039.71
                                                           2010      4.65         5.11      52,675.51
                                                           2011      5.11         5.05      43,829.91
                                                           2012      5.05         5.75      52,879.88
                                                           2013      5.75         7.75      42,537.61
                                                           2014      7.75         8.31      40,809.07

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.39       $ 4.01      69,047.11

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     26.45        27.82      22,775.37
                                                         2006     27.82        31.93      24,849.16
                                                         2007     31.93        35.14      24,753.05
                                                         2008     35.14        22.15      18,218.89
                                                         2009     22.15        28.38      17,520.05
                                                         2010     28.38        35.61      10,143.68
                                                         2011     35.61        35.23       8,861.93
                                                         2012     35.23        39.70       7,801.51
                                                         2013     39.70        55.08       5,681.01
                                                         2014     55.08        56.21       3,860.98

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.75        10.04      35,241.03
                                                         2006     10.04        10.86      27,964.36
                                                         2007     10.86        11.18      22,600.94
                                                         2008     11.18         6.46      13,470.51
                                                         2009      6.46         8.27      14,355.56
                                                         2010      8.27        10.71      13,044.72
                                                         2011     10.71        10.86      10,584.12
                                                         2012     10.86        11.87      10,141.94
                                                         2013     11.87        17.37       8,866.98
                                                         2014     17.37        17.29       8,158.53

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     13.06        13.07     145,143.27
                                                         2006     13.07        14.06     138,459.15
                                                         2007     14.06        14.78     132,329.97
                                                         2008     14.78        11.86      94,722.60
                                                         2009     11.86        16.00      81,223.65
                                                         2010     16.00        17.81      72,087.06
                                                         2011     17.81        18.37      62,623.63
                                                         2012     18.37        20.45      55,746.24
                                                         2013     20.45        21.77      41,578.19
                                                         2014     21.77        22.50      29,539.03

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     32.95        35.65     132,410.14
                                                         2006     35.65        39.43     108,633.17
                                                         2007     39.43        36.13      89,156.62
                                                         2008     36.13        19.19      66,805.26
                                                         2009     19.19        26.72      59,589.70
                                                         2010     26.72        30.24      51,376.34
                                                         2011     30.24        31.75      42,015.39
                                                         2012     31.75        34.94      36,978.56
                                                         2013     34.94        47.03      32,708.70
                                                         2014     47.03        47.15      27,038.33

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $13.07       $14.44     176,794.28
                                                   2006     14.44        15.63     153,807.28
                                                   2007     15.63        16.58     142,204.00
                                                   2008     16.58        10.40     119,921.71
                                                   2009     10.40        14.03     105,445.78
                                                   2010     14.03        17.42      87,932.09
                                                   2011     17.42        16.80      68,907.72
                                                   2012     16.80        19.44      54,776.76
                                                   2013     19.44        25.46      44,102.46
                                                   2014     25.46        27.44      36,073.68

MetLife Stock Index Investment Division (Class E). 2005     37.27        38.36     301,810.28
                                                   2006     38.36        43.57     276,481.35
                                                   2007     43.57        45.09     236,025.99
                                                   2008     45.09        27.90     224,173.71
                                                   2009     27.90        34.65     216,413.47
                                                   2010     34.65        39.12     190,476.27
                                                   2011     39.12        39.20     163,517.41
                                                   2012     39.20        44.61     130,826.63
                                                   2013     44.61        57.94      97,925.46
                                                   2014     57.94        64.61      82,567.64

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.17        12.82      50,325.80
                                                   2006     12.82        16.01      65,068.38
                                                   2007     16.01        17.88      67,475.24
                                                   2008     17.88        10.16      63,115.75
                                                   2009     10.16        13.18      44,920.19
                                                   2010     13.18        14.49      37,353.66
                                                   2011     14.49        12.76      26,061.17
                                                   2012     12.76        14.68      20,283.01
                                                   2013     14.68        17.26      14,137.02
                                                   2014     17.26        15.84      13,509.47

MFS(R) Total Return Investment Division (Class E). 2005     39.27        39.79      19,800.66
                                                   2006     39.79        43.88      18,561.86
                                                   2007     43.88        45.00      26,133.41
                                                   2008     45.00        34.42      19,043.01
                                                   2009     34.42        40.12      17,976.77
                                                   2010     40.12        43.39      18,152.54
                                                   2011     43.39        43.67      20,510.69
                                                   2012     43.67        47.88      22,811.63
                                                   2013     47.88        55.99      20,666.18
                                                   2014     55.99        59.77      17,478.95

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $13.09       $12.69     370,944.59
                                                           2006     12.69        14.75     311,742.01
                                                           2007     14.75        13.96     252,505.10
                                                           2008     13.96         9.13     187,770.96
                                                           2009      9.13        10.85     162,561.67
                                                           2010     10.85        11.89     153,133.05
                                                           2011     11.89        11.81     115,870.87
                                                           2012     11.81        13.54      98,543.53
                                                           2013     13.54        18.09     104,063.47
                                                           2014     18.09        19.72      81,162.40

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     25.88        28.18      20,535.34
                                                           2006     28.18        31.03      23,927.32
                                                           2007     31.03        31.81      21,344.57
                                                           2008     31.81        19.10       9,222.86
                                                           2009     19.10        22.89       7,547.38
                                                           2010     22.89        25.80       3,722.53
                                                           2011     25.80        23.81       3,379.25
                                                           2012     23.81        27.11       3,184.20
                                                           2013     27.11        29.85           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.98        15.07      42,126.01
                                                           2011     15.07        13.82      36,928.28
                                                           2012     13.82        14.91      35,160.57
                                                           2013     14.91        20.42      29,308.38
                                                           2014     20.42        20.35      19,899.43

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.63        17.48     104,969.16
                                                           2006     17.48        19.23      87,624.88
                                                           2007     19.23        20.50      63,408.93
                                                           2008     20.50         9.00      56,222.49
                                                           2009      9.00        11.87      50,201.63
                                                           2010     11.87        12.84           0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.21        12.49     240,656.92
                                                           2006     12.49        15.45     203,566.38
                                                           2007     15.45        16.83     189,661.67
                                                           2008     16.83         9.59     177,187.70
                                                           2009      9.59        12.14     151,261.63
                                                           2010     12.14        12.92     130,578.26
                                                           2011     12.92        11.12     118,268.87
                                                           2012     11.12        12.94      95,341.21
                                                           2013     12.94        15.51      68,033.67
                                                           2014     15.51        14.34      66,557.85

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $18.08       $18.52     276,821.58
                                                         2006     18.52        21.28     230,814.40
                                                         2007     21.28        20.21     182,013.02
                                                         2008     20.21        12.24     144,165.58
                                                         2009     12.24        13.62     137,806.90
                                                         2010     13.62        16.30     119,636.44
                                                         2011     16.30        16.95      89,165.64
                                                         2012     16.95        18.35      74,529.71
                                                         2013     18.35        25.01      69,335.61
                                                         2014     25.01        24.59      62,267.20

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))............................................ 2005     13.56        14.46      22,140.83
                                                         2006     14.46        16.34      18,497.85
                                                         2007     16.34        15.67      24,229.79
                                                         2008     15.67         9.53      12,214.19
                                                         2009      9.53        12.86      10,153.85
                                                         2010     12.86        15.59       8,579.14
                                                         2011     15.59        14.55       7,347.21
                                                         2012     14.55        15.11       6,625.45
                                                         2013     15.11        16.38           0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.73        16.85      84,323.91
                                                         2006     16.85        19.35      69,770.52
                                                         2007     19.35        20.26      53,041.19
                                                         2008     20.26        11.87      36,168.26
                                                         2009     11.87        16.38      32,550.37
                                                         2010     16.38        18.74      30,138.87
                                                         2011     18.74        16.91      27,518.07
                                                         2012     16.91        20.21      18,800.69
                                                         2013     20.21        25.35      16,699.18
                                                         2014     25.35        25.53      14,660.49

PIMCO Total Return Investment Division (Class E)........ 2005     11.97        12.06     437,621.91
                                                         2006     12.06        12.44     339,991.43
                                                         2007     12.44        13.19     320,435.69
                                                         2008     13.19        13.05     241,963.04
                                                         2009     13.05        15.20     226,772.03
                                                         2010     15.20        16.21     226,976.66
                                                         2011     16.21        16.51     176,707.69
                                                         2012     16.51        17.77     159,558.60
                                                         2013     17.77        17.18     132,308.09
                                                         2014     17.18        17.66     101,752.26

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.54       $15.99     134,767.43
                                                          2006     15.99        18.54     124,440.52
                                                          2007     18.54        17.96      99,969.76
                                                          2008     17.96        11.75      78,538.42
                                                          2009     11.75        14.57      80,783.32
                                                          2010     14.57        18.17      65,651.52
                                                          2011     18.17        17.16      50,355.40
                                                          2012     17.16        19.62      43,831.00
                                                          2013     19.62        26.74      36,126.23
                                                          2014     26.74        27.64      30,312.91

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     12.07        12.65     127,320.85
                                                          2006     12.65        14.08     108,699.39
                                                          2007     14.08        15.16      88,159.23
                                                          2008     15.16         8.67      78,559.71
                                                          2009      8.67        12.22      69,000.95
                                                          2010     12.22        14.08      62,644.41
                                                          2011     14.08        13.69      52,849.24
                                                          2012     13.69        16.03      49,134.36
                                                          2013     16.03        21.93      73,400.13
                                                          2014     21.93        23.53      62,871.70

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.33         4.74     183,127.85
                                                          2006      4.74         4.92     114,166.50
                                                          2007      4.92         6.39     164,987.80
                                                          2008      6.39         3.49      93,495.91
                                                          2009      3.49         5.48     130,339.87
                                                          2010      5.48         6.91     117,028.59
                                                          2011      6.91         6.13     101,790.50
                                                          2012      6.13         6.79      89,655.03
                                                          2013      6.79         7.10           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.12         8.04     151,849.44
                                                          2006      8.04         8.42     146,926.10
                                                          2007      8.42         9.76     152,151.38
                                                          2008      9.76         5.80      88,627.46
                                                          2009      5.80         8.32      80,658.56
                                                          2010      8.32        10.49      79,755.13
                                                          2011     10.49        10.16      60,992.10
                                                          2012     10.16        11.40      58,460.14
                                                          2013     11.40        15.35      55,892.87
                                                          2014     15.35        17.07      52,082.37

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $13.14       $14.34      86,962.24
                                                       2006     14.34        14.65      55,763.37
                                                       2007     14.65        15.83      36,639.92
                                                       2008     15.83         9.94      35,351.76
                                                       2009      9.94        13.59      37,564.51
                                                       2010     13.59        18.03      37,940.89
                                                       2011     18.03        18.04      31,834.95
                                                       2012     18.04        20.62      28,918.95
                                                       2013     20.62        29.32      29,877.24
                                                       2014     29.32        30.82      23,277.83

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.75        19.98     156,504.38
                                                       2006     19.98        20.63     119,427.82
                                                       2007     20.63        21.12      97,149.91
                                                       2008     21.12        17.66      63,131.20
                                                       2009     17.66        22.96      58,766.06
                                                       2010     22.96        25.47      60,990.98
                                                       2011     25.47        26.58      43,858.29
                                                       2012     26.58        29.14      41,324.00
                                                       2013     29.14        28.97      34,608.98
                                                       2014     28.97        30.08      24,946.82

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.75        15.76     164,780.37
                                                       2006     15.76        16.15     123,813.46
                                                       2007     16.15        16.56     109,662.08
                                                       2008     16.56        16.24      78,800.63
                                                       2009     16.24        16.67      80,364.54
                                                       2010     16.67        17.36      84,377.04
                                                       2011     17.36        18.00      70,187.35
                                                       2012     18.00        18.29      63,969.82
                                                       2013     18.29        17.88      61,780.33
                                                       2014     17.88        18.07      47,823.40

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     38.25        38.79      67,148.30
                                                       2006     38.79        42.16      60,729.08
                                                       2007     42.16        43.90      55,172.11
                                                       2008     43.90        32.49      43,769.76
                                                       2009     32.49        37.49      43,715.81
                                                       2010     37.49        40.42      40,112.99
                                                       2011     40.42        41.28      37,810.08
                                                       2012     41.28        45.62      33,080.01
                                                       2013     45.62        54.11      27,245.76
                                                       2014     54.11        58.85      25,246.45

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $30.71      $ 33.32     93,290.01
                                                            2006     33.32        37.55     85,709.13
                                                            2007     37.55        38.63     73,834.53
                                                            2008     38.63        23.04     64,479.49
                                                            2009     23.04        29.92     58,711.45
                                                            2010     29.92        32.96     47,245.65
                                                            2011     32.96        31.11     36,642.55
                                                            2012     31.11        34.54     31,777.81
                                                            2013     34.54        45.43     28,217.67
                                                            2014     45.43        49.43     22,874.42

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     65.64        66.89     30,776.69
                                                            2006     66.89        75.07     25,465.88
                                                            2007     75.07        78.73          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     78.07        78.75     21,837.96
                                                            2008     78.75        48.68     20,064.90
                                                            2009     48.68        57.21     18,375.14
                                                            2010     57.21        63.49     16,024.53
                                                            2011     63.49        62.73     13,131.95
                                                            2012     62.73        70.20     10,820.40
                                                            2013     70.20        92.86      7,959.58
                                                            2014     92.86       104.02      6,550.45

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.60 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.36      $ 15.04       3,602.47
                                                       2007     15.04        15.27      26,795.36
                                                       2008     15.27        13.60      23,110.57
                                                       2009     13.60        15.05      20,625.76
                                                       2010     15.05        15.74      16,284.48
                                                       2011     15.74        16.41      14,590.66
                                                       2012     16.41        16.99      10,535.95
                                                       2013     16.99        16.34       6,618.83
                                                       2014     16.34        16.90       8,643.30

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     19.06        23.48     142,590.73
                                                       2006     23.48        28.63     152,181.41
                                                       2007     28.63        34.16     150,471.52
                                                       2008     34.16        15.60     106,380.52
                                                       2009     15.60        24.72     102,365.71
                                                       2010     24.72        29.74      98,037.32
                                                       2011     29.74        23.63      79,838.23
                                                       2012     23.63        27.44      66,448.07
                                                       2013     27.44        34.59      60,910.44
                                                       2014     34.59        34.71      53,771.81

American Funds Growth Investment Division+ (Class 2).. 2005    118.92       135.79      63,053.30
                                                       2006    135.79       147.07      56,753.68
                                                       2007    147.07       162.35      49,908.02
                                                       2008    162.35        89.38      40,843.02
                                                       2009     89.38       122.44      39,070.82
                                                       2010    122.44       142.80      35,700.21
                                                       2011    142.80       134.32      30,814.42
                                                       2012    134.32       155.60      28,778.12
                                                       2013    155.60       198.92      26,583.58
                                                       2014    198.92       212.11      22,767.46

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     90.80        94.43      74,211.75
                                                       2006     94.43       106.91      69,152.27
                                                       2007    106.91       110.34      62,927.94
                                                       2008    110.34        67.38      41,806.81
                                                       2009     67.38        86.90      39,074.67
                                                       2010     86.90        95.15      39,429.27
                                                       2011     95.15        91.79      38,494.49
                                                       2012     91.79       105.96      34,123.78
                                                       2013    105.96       139.01      30,478.06
                                                       2014    139.01       151.12      26,498.24

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.29       $15.41      35,957.35
                                                         2006     15.41        17.63      34,052.49
                                                         2007     17.63        19.12      37,045.63
                                                         2008     19.12        10.50      32,314.25
                                                         2009     10.50        12.60      28,133.88
                                                         2010     12.60        13.27      26,426.31
                                                         2011     13.27        10.45      29,174.22
                                                         2012     10.45        12.28      21,987.81
                                                         2013     12.28        13.94      17,758.48
                                                         2014     13.94        13.28      12,825.66

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.78        12.83     460,530.48
                                                         2006     12.83        13.12     409,720.50
                                                         2007     13.12        13.78     377,855.71
                                                         2008     13.78        14.34     259,878.56
                                                         2009     14.34        14.84     236,666.63
                                                         2010     14.84        15.45     243,196.67
                                                         2011     15.45        16.33     230,337.29
                                                         2012     16.33        16.66     228,575.15
                                                         2013     16.66        16.00     216,763.55
                                                         2014     16.00        16.62     201,672.87

BlackRock Bond Income Investment Division (Class E)..... 2005     46.16        46.45      47,470.82
                                                         2006     46.45        47.67      38,522.42
                                                         2007     47.67        49.78      38,829.14
                                                         2008     49.78        47.24      34,859.94
                                                         2009     47.24        50.81      31,588.60
                                                         2010     50.81        54.10      25,386.93
                                                         2011     54.10        56.65      22,988.99
                                                         2012     56.65        59.87      24,935.23
                                                         2013     59.87        58.38      24,387.18
                                                         2014     58.38        61.43      19,049.64

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.76        12.23      47,804.22
                                                         2006     12.23        14.35      78,485.77
                                                         2007     14.35        14.58      93,422.52
                                                         2008     14.58         9.32      59,143.07
                                                         2009      9.32        10.20      74,522.13
                                                         2010     10.20        10.94      65,726.25
                                                         2011     10.94        10.99      59,909.27
                                                         2012     10.99        12.35      61,360.48
                                                         2013     12.35        16.03      65,677.07
                                                         2014     16.03        17.32      60,484.95

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $21.42       $21.66      4,720.32
                                                             2006     21.66        22.31      4,092.73
                                                             2007     22.31        23.03      4,010.24
                                                             2008     23.03        23.28      3,862.21
                                                             2009     23.28        22.98      3,321.69
                                                             2010     22.98        22.62          3.57
                                                             2011     22.62        22.26          0.00
                                                             2012     22.26        21.90          0.00
                                                             2013     21.90        21.56          0.00
                                                             2014     21.56        21.21          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.20         8.06     39,699.03
                                                             2006      8.06         7.80     21,907.69
                                                             2007      7.80         7.86     16,303.05
                                                             2008      7.86         4.71     12,589.08
                                                             2009      4.71         6.18     12,785.58
                                                             2010      6.18         7.53     14,611.55
                                                             2011      7.53         7.67     30,404.01
                                                             2012      7.67         8.95     32,110.26
                                                             2013      8.95        12.85     36,089.96
                                                             2014     12.85        15.05     78,534.10

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.48         8.93     30,737.30
                                                             2006      8.93         9.34     25,132.03

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.30         9.96     30,378.03
                                                             2007      9.96         9.23     21,734.59
                                                             2008      9.23         4.12     22,489.67
                                                             2009      4.12         5.60     25,832.70
                                                             2010      5.60         5.92     27,555.74
                                                             2011      5.92         6.29          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     36.70        39.93     16,332.73
                                                             2006     39.93        41.87     15,390.63
                                                             2007     41.87        49.60     16,286.47
                                                             2008     49.60        26.46     15,839.09
                                                             2009     26.46        38.85     14,187.67
                                                             2010     38.85        44.05     13,363.96
                                                             2011     44.05        41.97     11,080.02
                                                             2012     41.97        45.77     10,686.58
                                                             2013     45.77        59.72      9,441.40
                                                             2014     59.72        65.22      6,692.59

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.92       $15.66      63,924.08
                                                           2006     15.66        19.88      92,513.91
                                                           2007     19.88        19.36      85,403.61
                                                           2008     19.36        11.27      65,831.79
                                                           2009     11.27        17.23      68,162.19
                                                           2010     17.23        19.76      65,186.83
                                                           2011     19.76        16.70      59,483.66
                                                           2012     16.70        21.24      54,552.24
                                                           2013     21.24        27.31      42,303.23
                                                           2014     27.31        25.36      37,445.93

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.57        23.79     111,909.44
                                                           2006     23.79        26.06     101,661.82
                                                           2007     26.06        26.48      89,607.53
                                                           2008     26.48        13.71      91,618.06
                                                           2009     13.71        19.94      82,286.56
                                                           2010     19.94        24.76      83,127.47
                                                           2011     24.76        22.77      66,491.24
                                                           2012     22.77        25.17           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class E))..... 2012     25.05        25.72      60,106.39
                                                           2013     25.72        33.03      52,506.52
                                                           2014     33.03        35.67      45,021.77

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.15        12.97      27,847.43
                                                           2006     12.97        14.58      27,312.09
                                                           2007     14.58        15.96      15,643.93
                                                           2008     15.96         9.63      15,671.83
                                                           2009      9.63        12.69      12,342.17
                                                           2010     12.69        15.78      13,871.68
                                                           2011     15.78        15.37      10,439.01
                                                           2012     15.37        17.90       7,801.78
                                                           2013     17.90        24.73       7,936.74
                                                           2014     24.73        26.29       9,384.32

Jennison Growth Investment Division (Class E)............. 2005      4.03         4.84      48,296.42
                                                           2006      4.84         4.89      35,917.55
                                                           2007      4.89         5.36      26,102.53
                                                           2008      5.36         3.35      17,678.92
                                                           2009      3.35         4.61      25,789.64
                                                           2010      4.61         5.05      35,083.10
                                                           2011      5.05         4.99      44,499.55
                                                           2012      4.99         5.67      38,673.55
                                                           2013      5.67         7.65      29,007.14
                                                           2014      7.65         8.19      32,507.12

Jennison Growth Investment Division (Class E) (formerly
  Met/Putnam Voyager Investment Division (Class E))....... 2005      4.37         3.99      50,373.04

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005    $26.16       $27.49       7,781.13
                                                         2006     27.49        31.53      13,575.83
                                                         2007     31.53        34.66      15,606.95
                                                         2008     34.66        21.83      10,954.83
                                                         2009     21.83        27.94       9,885.85
                                                         2010     27.94        35.02      10,094.28
                                                         2011     35.02        34.62      10,372.59
                                                         2012     34.62        38.96       9,803.57
                                                         2013     38.96        54.00      10,025.04
                                                         2014     54.00        55.06       5,901.85

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.72         9.99      69,997.35
                                                         2006      9.99        10.80      56,182.52
                                                         2007     10.80        11.11      36,836.28
                                                         2008     11.11         6.41      28,509.86
                                                         2009      6.41         8.20      25,783.44
                                                         2010      8.20        10.60      27,042.23
                                                         2011     10.60        10.74      18,316.92
                                                         2012     10.74        11.73      16,661.94
                                                         2013     11.73        17.15      12,993.70
                                                         2014     17.15        17.05      11,328.11

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.95        12.95      95,558.26
                                                         2006     12.95        13.92     106,900.37
                                                         2007     13.92        14.62      80,964.05
                                                         2008     14.62        11.72      55,750.72
                                                         2009     11.72        15.79      60,644.67
                                                         2010     15.79        17.57      58,989.49
                                                         2011     17.57        18.10      55,289.81
                                                         2012     18.10        20.13      54,146.46
                                                         2013     20.13        21.40      47,812.16
                                                         2014     21.40        22.10      38,275.14

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     32.57        35.20     144,749.46
                                                         2006     35.20        38.90     110,653.46
                                                         2007     38.90        35.60      99,062.45
                                                         2008     35.60        18.89      69,854.83
                                                         2009     18.89        26.28      64,618.64
                                                         2010     26.28        29.71      61,206.72
                                                         2011     29.71        31.17      48,879.85
                                                         2012     31.17        34.25      40,945.33
                                                         2013     34.25        46.07      36,410.75
                                                         2014     46.07        46.14      29,252.47

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $13.01       $14.36     224,579.71
                                                   2006     14.36        15.53     217,458.83
                                                   2007     15.53        16.45     195,780.63
                                                   2008     16.45        10.31     136,150.21
                                                   2009     10.31        13.89     126,981.16
                                                   2010     13.89        17.24     117,417.34
                                                   2011     17.24        16.61     101,406.39
                                                   2012     16.61        19.20      90,830.61
                                                   2013     19.20        25.12      81,629.71
                                                   2014     25.12        27.04      72,399.33

MetLife Stock Index Investment Division (Class E). 2005     36.72        37.76     241,434.67
                                                   2006     37.76        42.85     202,424.49
                                                   2007     42.85        44.30     184,094.62
                                                   2008     44.30        27.38     170,802.69
                                                   2009     27.38        33.97     154,833.85
                                                   2010     33.97        38.32     159,388.06
                                                   2011     38.32        38.35     156,933.75
                                                   2012     38.35        43.61     145,853.81
                                                   2013     43.61        56.58     122,757.60
                                                   2014     56.58        63.04     110,013.26

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.12        12.76      26,995.69
                                                   2006     12.76        15.92      45,480.70
                                                   2007     15.92        17.76      56,182.22
                                                   2008     17.76        10.08      50,625.98
                                                   2009     10.08        13.07      42,610.53
                                                   2010     13.07        14.34      43,724.02
                                                   2011     14.34        12.62      42,397.02
                                                   2012     12.62        14.51      30,792.87
                                                   2013     14.51        17.04      25,171.66
                                                   2014     17.04        15.62      20,117.06

MFS(R) Total Return Investment Division (Class E). 2005     38.58        39.05      24,860.40
                                                   2006     39.05        43.02      30,424.70
                                                   2007     43.02        44.08      41,943.27
                                                   2008     44.08        33.68      50,483.60
                                                   2009     33.68        39.22      39,770.66
                                                   2010     39.22        42.38      36,321.13
                                                   2011     42.38        42.61      38,843.68
                                                   2012     42.61        46.67      39,502.43
                                                   2013     46.67        54.52      32,797.29
                                                   2014     54.52        58.14      27,678.75

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $13.01       $12.60     254,824.41
                                                           2006     12.60        14.63     231,537.60
                                                           2007     14.63        13.83     208,773.93
                                                           2008     13.83         9.03     134,853.70
                                                           2009      9.03        10.73     123,745.63
                                                           2010     10.73        11.75     117,015.59
                                                           2011     11.75        11.65     100,184.79
                                                           2012     11.65        13.35      89,358.37
                                                           2013     13.35        17.82     103,606.45
                                                           2014     17.82        19.40      89,928.82

MFS(R) Value Investment Division (Class E) (formerly FI
  Value Leaders Investment Division (Class E))............ 2005     25.58        27.83      13,005.67
                                                           2006     27.83        30.61      20,010.70
                                                           2007     30.61        31.34      15,000.87
                                                           2008     31.34        18.80      10,659.00
                                                           2009     18.80        22.51      10,482.22
                                                           2010     22.51        25.35      11,919.45
                                                           2011     25.35        23.37       8,499.86
                                                           2012     23.37        26.59       7,309.03
                                                           2013     26.59        29.26           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.81        14.86      49,578.40
                                                           2011     14.86        13.62      35,365.42
                                                           2012     13.62        14.67      34,841.68
                                                           2013     14.67        20.08      29,255.85
                                                           2014     20.08        19.99      22,968.01

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.50        17.33      60,450.88
                                                           2006     17.33        19.05      55,461.48
                                                           2007     19.05        20.28      48,611.58
                                                           2008     20.28         8.90      47,544.36
                                                           2009      8.90        11.72      43,516.62
                                                           2010     11.72        12.67           0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.14        12.40     272,867.19
                                                           2006     12.40        15.33     232,173.38
                                                           2007     15.33        16.68     232,062.93
                                                           2008     16.68         9.49     162,142.98
                                                           2009      9.49        12.00     149,009.12
                                                           2010     12.00        12.76     165,152.54
                                                           2011     12.76        10.98     171,175.97
                                                           2012     10.98        12.76     163,993.36
                                                           2013     12.76        15.27     144,456.33
                                                           2014     15.27        14.11     134,634.32

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $18.00       $18.42     284,193.77
                                                         2006     18.42        21.14     247,478.57
                                                         2007     21.14        20.06     209,751.69
                                                         2008     20.06        12.14     155,793.49
                                                         2009     12.14        13.49     153,476.13
                                                         2010     13.49        16.13     136,055.50
                                                         2011     16.13        16.75     116,025.83
                                                         2012     16.75        18.12     108,147.92
                                                         2013     18.12        24.68     105,051.55
                                                         2014     24.68        24.24      92,362.84

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))............................................ 2005     13.52        14.40      23,666.59
                                                         2006     14.40        16.26      17,294.99
                                                         2007     16.26        15.58      18,295.41
                                                         2008     15.58         9.47      15,086.65
                                                         2009      9.47        12.75      17,739.97
                                                         2010     12.75        15.45      16,888.27
                                                         2011     15.45        14.40      14,294.98
                                                         2012     14.40        14.94      13,938.89
                                                         2013     14.94        16.19           0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.62        16.71      36,252.15
                                                         2006     16.71        19.16      39,787.21
                                                         2007     19.16        20.04      35,420.70
                                                         2008     20.04        11.73      29,180.26
                                                         2009     11.73        16.18      28,216.37
                                                         2010     16.18        18.48      31,584.44
                                                         2011     18.48        16.66      30,083.98
                                                         2012     16.66        19.90      25,630.52
                                                         2013     19.90        24.93      24,420.91
                                                         2014     24.93        25.08      22,475.13

PIMCO Total Return Investment Division (Class E)........ 2005     11.92        12.01     273,415.16
                                                         2006     12.01        12.37     230,979.81
                                                         2007     12.37        13.10     184,999.63
                                                         2008     13.10        12.95     144,421.80
                                                         2009     12.95        15.07     156,672.12
                                                         2010     15.07        16.05     180,513.35
                                                         2011     16.05        16.33     155,922.78
                                                         2012     16.33        17.56     140,091.53
                                                         2013     17.56        16.96     133,244.17
                                                         2014     16.96        17.42     113,624.09

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.44       $15.87      99,246.07
                                                          2006     15.87        18.39      81,405.18
                                                          2007     18.39        17.79      69,065.26
                                                          2008     17.79        11.63      59,133.65
                                                          2009     11.63        14.41      59,865.96
                                                          2010     14.41        17.95      60,918.32
                                                          2011     17.95        16.93      55,941.49
                                                          2012     16.93        19.34      49,915.51
                                                          2013     19.34        26.34      42,917.11
                                                          2014     26.34        27.20      39,534.17

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.99        12.56      64,461.91
                                                          2006     12.56        13.97      72,983.39
                                                          2007     13.97        15.02      61,879.65
                                                          2008     15.02         8.58      53,597.70
                                                          2009      8.58        12.09      46,240.67
                                                          2010     12.09        13.91      45,472.05
                                                          2011     13.91        13.51      50,089.01
                                                          2012     13.51        15.80      45,682.26
                                                          2013     15.80        21.60      66,534.46
                                                          2014     21.60        23.16      62,114.10

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.31         4.72     147,301.34
                                                          2006      4.72         4.89     126,962.77
                                                          2007      4.89         6.35     177,287.90
                                                          2008      6.35         3.46     148,694.94
                                                          2009      3.46         5.43     174,983.90
                                                          2010      5.43         6.84     154,141.32
                                                          2011      6.84         6.06     124,127.59
                                                          2012      6.06         6.71     114,866.48
                                                          2013      6.71         7.01           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.09         8.00      90,556.35
                                                          2006      8.00         8.37     100,788.98
                                                          2007      8.37         9.69     120,524.47
                                                          2008      9.69         5.76      93,622.77
                                                          2009      5.76         8.24      87,685.04
                                                          2010      8.24        10.38      95,248.13
                                                          2011     10.38        10.05      81,457.82
                                                          2012     10.05        11.26      56,047.53
                                                          2013     11.26        15.15      53,226.14
                                                          2014     15.15        16.84      49,435.72

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $13.03       $14.22      29,163.60
                                                       2006     14.22        14.51      30,804.38
                                                       2007     14.51        15.66      27,747.03
                                                       2008     15.66         9.82      26,696.26
                                                       2009      9.82        13.41      25,647.72
                                                       2010     13.41        17.78      31,909.97
                                                       2011     17.78        17.77      26,209.57
                                                       2012     17.77        20.30      19,089.97
                                                       2013     20.30        28.83      17,317.87
                                                       2014     28.83        30.27      17,626.96

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.55        19.75     145,499.72
                                                       2006     19.75        20.38     102,957.82
                                                       2007     20.38        20.84      94,541.36
                                                       2008     20.84        17.41      76,323.43
                                                       2009     17.41        22.61      70,966.97
                                                       2010     22.61        25.06      71,331.26
                                                       2011     25.06        26.13      50,950.52
                                                       2012     26.13        28.61      56,217.28
                                                       2013     28.61        28.42      52,590.85
                                                       2014     28.42        29.48      47,076.77

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.59        15.59      63,276.92
                                                       2006     15.59        15.95      50,359.82
                                                       2007     15.95        16.35      41,529.52
                                                       2008     16.35        16.02      35,385.34
                                                       2009     16.02        16.42      34,837.97
                                                       2010     16.42        17.08      31,858.50
                                                       2011     17.08        17.70      33,223.96
                                                       2012     17.70        17.96      26,305.07
                                                       2013     17.96        17.54      22,084.24
                                                       2014     17.54        17.71      19,790.38

WMC Balanced Investment Division (formerly BlackRock
  Diversified Investment Division (Class E)).......... 2005     37.55        38.04      66,948.04
                                                       2006     38.04        41.31      58,566.61
                                                       2007     41.31        42.97      57,537.12
                                                       2008     42.97        31.76      42,321.30
                                                       2009     31.76        36.62      39,943.63
                                                       2010     36.62        39.44      27,004.91
                                                       2011     39.44        40.25      21,782.26
                                                       2012     40.25        44.43      19,089.32
                                                       2013     44.43        52.64      19,761.02
                                                       2014     52.64        57.20      17,917.20

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E)).............................................. 2005    $30.40      $ 32.95     63,396.39
                                                           2006     32.95        37.10     64,584.87
                                                           2007     37.10        38.12     63,901.79
                                                           2008     38.12        22.71     54,801.73
                                                           2009     22.71        29.47     48,549.91
                                                           2010     29.47        32.43     48,431.41
                                                           2011     32.43        30.58     35,736.73
                                                           2012     30.58        33.91     30,851.26
                                                           2013     33.91        44.57     28,476.76
                                                           2014     44.57        48.44     24,599.17

WMC Large Cap Research Investment Division (formerly
  BlackRock Large Cap Core Investment Division (Class E)
  and before that BlackRock Large Cap Investment Division
  (Class E)).............................................. 2005     64.24        65.40     21,248.45
                                                           2006     65.40        73.33     16,772.72
                                                           2007     73.33        76.87          0.00

WMC Large Cap Research Investment Division* (formerly
  BlackRock Large Cap Core Investment Division
  (Class E)).............................................. 2007     76.23        76.85     15,370.10
                                                           2008     76.85        47.45     13,018.91
                                                           2009     47.45        55.71     12,000.75
                                                           2010     55.71        61.77     11,841.67
                                                           2011     61.77        60.97     10,788.02
                                                           2012     60.97        68.15     10,814.74
                                                           2013     68.15        90.06     10,144.01
                                                           2014     90.06       100.79      7,425.08

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.65 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.30      $ 14.97     11,049.75
                                                       2007     14.97        15.19     20,204.36
                                                       2008     15.19        13.52      4,521.35
                                                       2009     13.52        14.95      7,742.30
                                                       2010     14.95        15.63      7,174.71
                                                       2011     15.63        16.29      2,871.13
                                                       2012     16.29        16.86      6,703.59
                                                       2013     16.86        16.20      1,212.99
                                                       2014     16.20        16.75      1,197.02

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     19.00        23.39     47,538.52
                                                       2006     23.39        28.50     55,052.75
                                                       2007     28.50        33.99     61,494.55
                                                       2008     33.99        15.51     37,206.10
                                                       2009     15.51        24.58     38,931.64
                                                       2010     24.58        29.55     35,491.25
                                                       2011     29.55        23.47     19,854.93
                                                       2012     23.47        27.24     17,799.96
                                                       2013     27.24        34.32     15,252.26
                                                       2014     34.32        34.42     12,099.47

American Funds Growth Investment Division+ (Class 2).. 2005    117.68       134.31     18,899.19
                                                       2006    134.31       145.40     18,346.30
                                                       2007    145.40       160.42     15,964.61
                                                       2008    160.42        88.27     11,078.19
                                                       2009     88.27       120.87      8,703.94
                                                       2010    120.87       140.89      7,562.07
                                                       2011    140.89       132.46      5,934.65
                                                       2012    132.46       153.36      5,040.16
                                                       2013    153.36       195.97      4,392.61
                                                       2014    195.97       208.85      4,029.64

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     89.86        93.41     23,724.36
                                                       2006     93.41       105.69     19,735.20
                                                       2007    105.69       109.03     15,766.98
                                                       2008    109.03        66.55     11,621.18
                                                       2009     66.55        85.78     10,270.02
                                                       2010     85.78        93.88      8,445.76
                                                       2011     93.88        90.52      6,800.52
                                                       2012     90.52       104.44      7,069.83
                                                       2013    104.44       136.95      6,585.07
                                                       2014    136.95       148.81      6,335.26

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.20       $15.30      19,130.74
                                                         2006     15.30        17.50      23,467.36
                                                         2007     17.50        18.96      15,831.73
                                                         2008     18.96        10.41      12,307.70
                                                         2009     10.41        12.48      13,429.70
                                                         2010     12.48        13.14      12,102.15
                                                         2011     13.14        10.35       7,837.34
                                                         2012     10.35        12.15       5,194.23
                                                         2013     12.15        13.78       4,297.06
                                                         2014     13.78        13.12       4,290.01

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.74        12.79     258,565.00
                                                         2006     12.79        13.07     192,160.94
                                                         2007     13.07        13.71     163,276.28
                                                         2008     13.71        14.27      95,506.01
                                                         2009     14.27        14.75      88,232.01
                                                         2010     14.75        15.36      88,908.88
                                                         2011     15.36        16.22      66,061.55
                                                         2012     16.22        16.54      56,189.42
                                                         2013     16.54        15.88      55,806.73
                                                         2014     15.88        16.49      44,935.51

BlackRock Bond Income Investment Division (Class E)..... 2005     45.67        45.93      23,754.49
                                                         2006     45.93        47.11      19,602.77
                                                         2007     47.11        49.17      16,715.47
                                                         2008     49.17        46.64      10,842.32
                                                         2009     46.64        50.14       8,881.56
                                                         2010     50.14        53.36       7,274.85
                                                         2011     53.36        55.85       3,925.25
                                                         2012     55.85        58.99       4,742.71
                                                         2013     58.99        57.49       5,376.11
                                                         2014     57.49        60.47       6,096.34

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.74        12.21      16,736.83
                                                         2006     12.21        14.31      21,642.24
                                                         2007     14.31        14.54      20,295.57
                                                         2008     14.54         9.29      31,979.55
                                                         2009      9.29        10.16      17,536.34
                                                         2010     10.16        10.89      16,819.71
                                                         2011     10.89        10.94      16,639.62
                                                         2012     10.94        12.28      10,390.48
                                                         2013     12.28        15.94      17,899.44
                                                         2014     15.94        17.21      16,864.13

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $21.19       $21.42     103,605.08
                                                              2006     21.42        22.05      97,461.14
                                                              2007     22.05        22.76     103,836.48
                                                              2008     22.76        22.99     134,957.31
                                                              2009     22.99        22.68     103,633.95
                                                              2010     22.68        22.31      91,716.05
                                                              2011     22.31        21.94     107,352.88
                                                              2012     21.94        21.58      73,543.30
                                                              2013     21.58        21.23      43,243.60
                                                              2014     21.23        20.88      33,089.11

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.19         8.04       4,774.01
                                                              2006      8.04         7.78       9,012.35
                                                              2007      7.78         7.83       5,055.75
                                                              2008      7.83         4.69       4,328.05
                                                              2009      4.69         6.16       2,764.06
                                                              2010      6.16         7.50       7,513.53
                                                              2011      7.50         7.63      28,244.47
                                                              2012      7.63         8.90       6,118.63
                                                              2013      8.90        12.77       5,352.66
                                                              2014     12.77        14.94      17,901.78

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E) and before that
  MFS(R) Investors Trust Investment Division (Class E))...... 2005      8.45         8.90       3,932.27
                                                              2006      8.90         9.30       3,926.65

ClearBridge Aggressive Growth Investment Division (Class E)
  (formerly Legg Mason ClearBridge Aggressive Growth
  Investment Division (Class E) and before that Legg Mason
  Value Equity Investment Division (Class E))................ 2006      9.26         9.92       3,831.37
                                                              2007      9.92         9.19       3,187.43
                                                              2008      9.19         4.10       3,491.18
                                                              2009      4.10         5.57       3,065.85
                                                              2010      5.57         5.88       3,587.19
                                                              2011      5.88         6.25           0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     36.40        39.58       4,507.47
                                                              2006     39.58        41.48       3,349.95
                                                              2007     41.48        49.11       3,720.71
                                                              2008     49.11        26.19       3,469.37
                                                              2009     26.19        38.43       2,659.55
                                                              2010     38.43        43.55       2,155.07
                                                              2011     43.55        41.47         742.43
                                                              2012     41.47        45.20         726.61
                                                              2013     45.20        58.96         478.22
                                                              2014     58.96        64.35         771.01

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2005    $13.90       $15.62     48,626.25
                                                        2006     15.62        19.83     57,524.79
                                                        2007     19.83        19.30     37,242.55
                                                        2008     19.30        11.23     17,628.67
                                                        2009     11.23        17.16     21,883.76
                                                        2010     17.16        19.66     16,969.76
                                                        2011     19.66        16.61      9,868.68
                                                        2012     16.61        21.12      8,430.57
                                                        2013     21.12        27.15      6,931.98
                                                        2014     27.15        25.19      6,052.04

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2005     21.50        23.71     59,794.24
                                                        2006     23.71        25.95     39,707.62
                                                        2007     25.95        26.36     35,049.75
                                                        2008     26.36        13.64     23,169.25
                                                        2009     13.64        19.83     15,365.19
                                                        2010     19.83        24.61     16,373.27
                                                        2011     24.61        22.62     13,065.38
                                                        2012     22.62        25.00          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     24.88        25.54      8,907.47
                                                        2013     25.54        32.78      7,810.25
                                                        2014     32.78        35.38      7,686.28

Invesco Small Cap Growth Investment Division (Class E). 2005     12.13        12.94      2,892.63
                                                        2006     12.94        14.55      2,296.18
                                                        2007     14.55        15.91      5,764.11
                                                        2008     15.91         9.59      5,400.68
                                                        2009      9.59        12.64      2,291.57
                                                        2010     12.64        15.70      1,989.80
                                                        2011     15.70        15.29        615.13
                                                        2012     15.29        17.80        447.17
                                                        2013     17.80        24.58        584.04
                                                        2014     24.58        26.12        518.93

Jennison Growth Investment Division (Class E).......... 2005      4.02         4.82      4,794.05
                                                        2006      4.82         4.87      9,278.95
                                                        2007      4.87         5.34      6,093.91
                                                        2008      5.34         3.33      6,441.64
                                                        2009      3.33         4.58      6,616.21
                                                        2010      4.58         5.03      9,524.45
                                                        2011      5.03         4.96     12,959.42
                                                        2012      4.96         5.64     18,882.49
                                                        2013      5.64         7.59     13,374.68
                                                        2014      7.59         8.13     14,992.74

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2005    $ 4.36       $ 3.98      1,537.07

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2005     26.03        27.33      5,334.87
                                                    2006     27.33        31.33      6,476.43
                                                    2007     31.33        34.43      4,129.06
                                                    2008     34.43        21.67      3,384.67
                                                    2009     21.67        27.73      1,951.59
                                                    2010     27.73        34.73      2,885.66
                                                    2011     34.73        34.31      1,159.54
                                                    2012     34.31        38.60        631.37
                                                    2013     38.60        53.47        619.96
                                                    2014     53.47        54.49        629.46

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2005      9.70         9.97     15,213.23
                                                    2006      9.97        10.77     10,734.67
                                                    2007     10.77        11.07      8,697.45
                                                    2008     11.07         6.39      5,407.86
                                                    2009      6.39         8.16      5,809.87
                                                    2010      8.16        10.55      8,264.69
                                                    2011     10.55        10.68     15,974.82
                                                    2012     10.68        11.66      5,915.05
                                                    2013     11.66        17.04      6,637.20
                                                    2014     17.04        16.94      2,695.62

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2005     12.90        12.90     39,674.00
                                                    2006     12.90        13.85     57,821.83
                                                    2007     13.85        14.54     31,208.97
                                                    2008     14.54        11.65     24,793.16
                                                    2009     11.65        15.69     27,964.03
                                                    2010     15.69        17.44     23,432.64
                                                    2011     17.44        17.96     17,794.08
                                                    2012     17.96        19.97     18,154.62
                                                    2013     19.97        21.23     14,976.03
                                                    2014     21.23        21.90     14,067.58

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2005     32.38        34.98     37,166.33
                                                    2006     34.98        38.63     28,597.30
                                                    2007     38.63        35.34     20,035.21
                                                    2008     35.34        18.74     11,485.60
                                                    2009     18.74        26.06      9,615.58
                                                    2010     26.06        29.45      8,328.95
                                                    2011     29.45        30.88      7,391.77
                                                    2012     30.88        33.92      6,926.20
                                                    2013     33.92        45.59      5,818.83
                                                    2014     45.59        45.64      5,571.58

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.98       $14.32      61,119.82
                                                   2006     14.32        15.48      46,587.87
                                                   2007     15.48        16.39      40,786.78
                                                   2008     16.39        10.26      39,596.61
                                                   2009     10.26        13.83      26,965.64
                                                   2010     13.83        17.15      22,277.89
                                                   2011     17.15        16.51      16,209.28
                                                   2012     16.51        19.08      15,898.19
                                                   2013     19.08        24.95      18,181.91
                                                   2014     24.95        26.85      17,074.20

MetLife Stock Index Investment Division (Class E). 2005     36.45        37.47     109,128.30
                                                   2006     37.47        42.49      81,941.48
                                                   2007     42.49        43.91      67,036.12
                                                   2008     43.91        27.13      57,933.47
                                                   2009     27.13        33.64      50,321.09
                                                   2010     33.64        37.92      45,315.65
                                                   2011     37.92        37.94      35,578.02
                                                   2012     37.94        43.12      27,759.34
                                                   2013     43.12        55.92      24,733.72
                                                   2014     55.92        62.26      22,631.43

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.10        12.72       6,648.82
                                                   2006     12.72        15.87      22,985.81
                                                   2007     15.87        17.70      24,792.65
                                                   2008     17.70        10.04      23,232.04
                                                   2009     10.04        13.01      15,702.82
                                                   2010     13.01        14.27       8,917.94
                                                   2011     14.27        12.55       5,499.52
                                                   2012     12.55        14.42       3,273.26
                                                   2013     14.42        16.93       1,816.93
                                                   2014     16.93        15.52       1,492.09

MFS(R) Total Return Investment Division (Class E). 2005     38.24        38.69       7,910.43
                                                   2006     38.69        42.60       6,982.51
                                                   2007     42.60        43.63       7,881.47
                                                   2008     43.63        33.32       7,731.63
                                                   2009     33.32        38.77       5,617.31
                                                   2010     38.77        41.88       4,550.38
                                                   2011     41.88        42.08       3,737.38
                                                   2012     42.08        46.07       3,504.08
                                                   2013     46.07        53.79       4,797.06
                                                   2014     53.79        57.34       3,835.30

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E).................. 2005    $12.97       $12.56     95,288.30
                                                             2006     12.56        14.57     78,448.29
                                                             2007     14.57        13.77     57,758.54
                                                             2008     13.77         8.99     41,589.93
                                                             2009      8.99        10.67     36,434.56
                                                             2010     10.67        11.68     31,986.68
                                                             2011     11.68        11.58     24,985.82
                                                             2012     11.58        13.25     21,895.84
                                                             2013     13.25        17.69     28,415.13
                                                             2014     17.69        19.24     26,911.02

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E))................................................ 2005     25.43        27.65      6,228.53
                                                             2006     27.65        30.40      8,031.61
                                                             2007     30.40        31.11      5,063.76
                                                             2008     31.11        18.66      2,761.25
                                                             2009     18.66        22.33      2,268.99
                                                             2010     22.33        25.12      1,973.31
                                                             2011     25.12        23.16        968.98
                                                             2012     23.16        26.33        958.50
                                                             2013     26.33        28.97          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)................................................. 2010     12.73        14.76     20,443.97
                                                             2011     14.76        13.52     19,654.52
                                                             2012     13.52        14.56     10,852.11
                                                             2013     14.56        19.91      9,869.75
                                                             2014     19.91        19.81      9,326.52

Morgan Stanley Mid Cap Growth Investment Division (Class E)
  (formerly FI Mid Cap Opportunities Investment Division
  (Class E))................................................ 2005     16.43        17.25     23,598.05
                                                             2006     17.25        18.95     23,250.27
                                                             2007     18.95        20.17     17,824.40
                                                             2008     20.17         8.85     12,513.78
                                                             2009      8.85        11.64     10,936.65
                                                             2010     11.64        12.59          0.00

MSCI EAFE(R) Index Investment Division (Class E)............ 2005     11.11        12.35     87,206.62
                                                             2006     12.35        15.26     84,792.72
                                                             2007     15.26        16.60     66,211.48
                                                             2008     16.60         9.44     49,112.93
                                                             2009      9.44        11.94     37,078.00
                                                             2010     11.94        12.68     36,125.60
                                                             2011     12.68        10.90     32,808.89
                                                             2012     10.90        12.67     25,434.03
                                                             2013     12.67        15.16     23,026.67
                                                             2014     15.16        14.00     23,797.80

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2005    $17.96       $18.37      71,401.86
                                                        2006     18.37        21.08      53,394.82
                                                        2007     21.08        19.99      38,195.63
                                                        2008     19.99        12.09      29,997.64
                                                        2009     12.09        13.43      24,271.17
                                                        2010     13.43        16.04      25,909.41
                                                        2011     16.04        16.66      20,778.44
                                                        2012     16.66        18.01      19,774.42
                                                        2013     18.01        24.51      15,924.94
                                                        2014     24.51        24.06      12,771.13

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2005     13.49        14.37      16,054.05
                                                        2006     14.37        16.22      16,678.76
                                                        2007     16.22        15.53      19,916.61
                                                        2008     15.53         9.43       7,689.89
                                                        2009      9.43        12.70       3,208.28
                                                        2010     12.70        15.38       3,048.90
                                                        2011     15.38        14.33       1,490.54
                                                        2012     14.33        14.86         925.07
                                                        2013     14.86        16.10           0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2005     14.56        16.63      11,373.43
                                                        2006     16.63        19.06      11,057.32
                                                        2007     19.06        19.93      10,974.17
                                                        2008     19.93        11.66       7,344.86
                                                        2009     11.66        16.07       5,991.98
                                                        2010     16.07        18.35       7,077.84
                                                        2011     18.35        16.54       5,585.30
                                                        2012     16.54        19.74       4,452.44
                                                        2013     19.74        24.72       3,746.91
                                                        2014     24.72        24.86       5,304.40

PIMCO Total Return Investment Division (Class E)....... 2005     11.90        11.98     117,484.49
                                                        2006     11.98        12.33     104,817.34
                                                        2007     12.33        13.06      81,641.65
                                                        2008     13.06        12.90      67,345.50
                                                        2009     12.90        15.00      60,060.17
                                                        2010     15.00        15.97      63,362.09
                                                        2011     15.97        16.24      55,000.12
                                                        2012     16.24        17.45      42,628.68
                                                        2013     17.45        16.86      29,007.49
                                                        2014     16.86        17.30      22,637.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E).......... 2005    $15.40       $15.81     33,606.31
                                                              2006     15.81        18.31     36,172.64
                                                              2007     18.31        17.71     28,740.09
                                                              2008     17.71        11.57     35,072.74
                                                              2009     11.57        14.33     22,981.12
                                                              2010     14.33        17.84     23,666.40
                                                              2011     17.84        16.82     14,182.63
                                                              2012     16.82        19.21     19,647.63
                                                              2013     19.21        26.14     16,266.63
                                                              2014     26.14        26.98     11,893.22

T. Rowe Price Large Cap Growth Investment Division
  (Class E).................................................. 2005     11.96        12.52     71,171.71
                                                              2006     12.52        13.91     63,250.49
                                                              2007     13.91        14.95     43,920.87
                                                              2008     14.95         8.53     33,263.74
                                                              2009      8.53        12.02     32,582.66
                                                              2010     12.02        13.82     33,885.63
                                                              2011     13.82        13.42     29,735.29
                                                              2012     13.42        15.69     32,708.78
                                                              2013     15.69        21.44     10,255.37
                                                              2014     21.44        22.97     11,986.69

T. Rowe Price Large Cap Growth Investment Division (Class E)
  (formerly RCM Technology Investment Division
  (Class E))................................................. 2005      4.30         4.71     45,966.33
                                                              2006      4.71         4.88     40,365.66
                                                              2007      4.88         6.32     69,206.13
                                                              2008      6.32         3.45     30,019.11
                                                              2009      3.45         5.41     69,036.54
                                                              2010      5.41         6.81     63,432.45
                                                              2011      6.81         6.03     33,521.52
                                                              2012      6.03         6.67     20,559.51
                                                              2013      6.67         6.97          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).................................................. 2005      7.08         7.98     46,792.70
                                                              2006      7.98         8.35     38,708.87
                                                              2007      8.35         9.66     58,323.81
                                                              2008      9.66         5.74     35,760.39
                                                              2009      5.74         8.21     21,249.23
                                                              2010      8.21        10.33     29,104.95
                                                              2011     10.33        10.00     10,738.25
                                                              2012     10.00        11.20      7,504.13
                                                              2013     11.20        15.05      7,905.55
                                                              2014     15.05        16.72      7,519.33

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.98       $14.15     18,832.17
                                                       2006     14.15        14.43     18,951.70
                                                       2007     14.43        15.57     13,793.22
                                                       2008     15.57         9.76     13,273.43
                                                       2009      9.76        13.33     10,256.21
                                                       2010     13.33        17.66     14,821.77
                                                       2011     17.66        17.64     12,220.06
                                                       2012     17.64        20.14      9,697.80
                                                       2013     20.14        28.59      8,978.43
                                                       2014     28.59        30.00      9,281.18

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.45        19.64     57,914.26
                                                       2006     19.64        20.26     39,654.32
                                                       2007     20.26        20.70     37,384.92
                                                       2008     20.70        17.28     19,902.98
                                                       2009     17.28        22.44     12,885.44
                                                       2010     22.44        24.86     10,889.90
                                                       2011     24.86        25.90     10,799.17
                                                       2012     25.90        28.36     11,210.78
                                                       2013     28.36        28.15      9,316.45
                                                       2014     28.15        29.19     11,076.19

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.51        15.50     52,941.33
                                                       2006     15.50        15.85     31,199.16
                                                       2007     15.85        16.24     28,526.17
                                                       2008     16.24        15.90     18,471.16
                                                       2009     15.90        16.30     20,551.61
                                                       2010     16.30        16.94     18,395.01
                                                       2011     16.94        17.54      8,754.75
                                                       2012     17.54        17.80      8,295.57
                                                       2013     17.80        17.38      8,285.92
                                                       2014     17.38        17.53      7,557.77

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     37.20        37.67     21,230.83
                                                       2006     37.67        40.88     15,218.37
                                                       2007     40.88        42.51     12,319.20
                                                       2008     42.51        31.41      8,350.17
                                                       2009     31.41        36.19      7,619.98
                                                       2010     36.19        38.96      6,212.07
                                                       2011     38.96        39.74      5,215.57
                                                       2012     39.74        43.84      5,715.30
                                                       2013     43.84        51.92      4,382.27
                                                       2014     51.92        56.39      3,958.05

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................. 2005    $30.24       $32.76     17,865.06
                                                          2006     32.76        36.87     17,157.19
                                                          2007     36.87        37.87     18,197.55
                                                          2008     37.87        22.55     11,896.07
                                                          2009     22.55        29.24      7,250.97
                                                          2010     29.24        32.17      6,953.79
                                                          2011     32.17        30.32      6,289.33
                                                          2012     30.32        33.61      4,408.84
                                                          2013     33.61        44.14      4,031.86
                                                          2014     44.14        47.96      3,986.36

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment
  Division (Class E) and before that BlackRock Large Cap
  Investment Division (Class E))......................... 2005     63.55        64.67      5,056.12
                                                          2006     64.67        72.47      4,687.33
                                                          2007     72.47        75.96          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class E)).................................... 2007     75.33        75.91      4,265.45
                                                          2008     75.91        46.85      3,824.78
                                                          2009     46.85        54.97      3,160.54
                                                          2010     54.97        60.93      3,165.78
                                                          2011     60.93        60.10      2,983.81
                                                          2012     60.10        67.15      3,275.56
                                                          2013     67.15        88.70      2,278.90
                                                          2014     88.70        99.21      1,571.32

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.70 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.23      $ 14.89     110,668.18
                                                       2007     14.89        15.11     252,107.71
                                                       2008     15.11        13.44     158,993.33
                                                       2009     13.44        14.86     118,527.47
                                                       2010     14.86        15.53      22,969.39
                                                       2011     15.53        16.17         437.67
                                                       2012     16.17        16.73         460.76
                                                       2013     16.73        16.07         139.12
                                                       2014     16.07        16.61         138.14

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.93        23.30     429,939.53
                                                       2006     23.30        28.38     467,603.88
                                                       2007     28.38        33.83     501,389.85
                                                       2008     33.83        15.43     399,490.96
                                                       2009     15.43        24.44     293,090.40
                                                       2010     24.44        29.37     116,062.47
                                                       2011     29.37        23.31       6,031.79
                                                       2012     23.31        27.04       5,112.91
                                                       2013     27.04        34.05       4,376.89
                                                       2014     34.05        34.14       3,684.62

American Funds Growth Investment Division+ (Class 2).. 2005    116.46       132.85     227,880.56
                                                       2006    132.85       143.74     219,738.44
                                                       2007    143.74       158.52     200,783.72
                                                       2008    158.52        87.18     165,466.58
                                                       2009     87.18       119.31     122,803.65
                                                       2010    119.31       139.01      45,720.85
                                                       2011    139.01       130.63       3,657.11
                                                       2012    130.63       151.16       3,242.75
                                                       2013    151.16       193.06       2,350.22
                                                       2014    193.06       205.65       2,014.78

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     88.92        92.39     271,138.47
                                                       2006     92.39       104.49     255,679.74
                                                       2007    104.49       107.74     235,028.44
                                                       2008    107.74        65.72     184,407.55
                                                       2009     65.72        84.68     140,511.13
                                                       2010     84.68        92.63      50,052.03
                                                       2011     92.63        89.27       2,562.50
                                                       2012     89.27       102.94       2,207.35
                                                       2013    102.94       134.91       1,214.48
                                                       2014    134.91       146.52         890.48

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $13.11       $15.19      185,306.41
                                                         2006     15.19        17.36      191,749.15
                                                         2007     17.36        18.81      173,612.65
                                                         2008     18.81        10.31      149,204.71
                                                         2009     10.31        12.37      106,112.15
                                                         2010     12.37        13.02       32,891.51
                                                         2011     13.02        10.24        6,415.01
                                                         2012     10.24        12.02        5,293.84
                                                         2013     12.02        13.62        5,140.01
                                                         2014     13.62        12.97        1,695.82

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.70        12.74    1,629,973.65
                                                         2006     12.74        13.01    1,336,727.57
                                                         2007     13.01        13.65    1,217,980.98
                                                         2008     13.65        14.19      851,627.56
                                                         2009     14.19        14.67      669,220.87
                                                         2010     14.67        15.26      235,869.35
                                                         2011     15.26        16.12       23,830.54
                                                         2012     16.12        16.43       23,051.80
                                                         2013     16.43        15.76       22,553.00
                                                         2014     15.76        16.36       21,063.13

BlackRock Bond Income Investment Division (Class E)..... 2005     45.18        45.42      156,764.32
                                                         2006     45.42        46.56      136,626.17
                                                         2007     46.56        48.57      128,409.22
                                                         2008     48.57        46.05      101,609.40
                                                         2009     46.05        49.48       73,626.13
                                                         2010     49.48        52.63       29,992.10
                                                         2011     52.63        55.06        4,856.63
                                                         2012     55.06        58.12        4,503.17
                                                         2013     58.12        56.62        4,226.36
                                                         2014     56.62        59.52        3,960.18

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.72        12.18      193,829.73
                                                         2006     12.18        14.28      292,964.92
                                                         2007     14.28        14.50      322,628.67
                                                         2008     14.50         9.26      254,520.03
                                                         2009      9.26        10.12      169,802.01
                                                         2010     10.12        10.84       77,715.34
                                                         2011     10.84        10.89        6,770.83
                                                         2012     10.89        12.22        6,484.70
                                                         2013     12.22        15.84        3,659.98
                                                         2014     15.84        17.10        2,807.79

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $20.97       $21.18      64,536.89
                                                              2006     21.18        21.80      52,857.00
                                                              2007     21.80        22.48      70,573.23
                                                              2008     22.48        22.70      73,386.88
                                                              2009     22.70        22.38      61,070.03
                                                              2010     22.38        22.01      16,445.34
                                                              2011     22.01        21.64           0.00
                                                              2012     21.64        21.27           0.00
                                                              2013     21.27        20.91         685.41
                                                              2014     20.91        20.56         651.04

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.18         8.02     125,711.91
                                                              2006      8.02         7.76     120,597.29
                                                              2007      7.76         7.81      84,001.26
                                                              2008      7.81         4.68      69,283.31
                                                              2009      4.68         6.13      49,275.57
                                                              2010      6.13         7.46      13,401.24
                                                              2011      7.46         7.59       9,351.44
                                                              2012      7.59         8.85       7,879.52
                                                              2013      8.85        12.69       7,248.27
                                                              2014     12.69        14.84       8,679.21

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division (Class E)
  and before that MFS(R) Investors Trust Investment Division
  (Class E))................................................. 2005      8.43         8.88     144,007.46
                                                              2006      8.88         9.27     142,418.79

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division
  (Class E))................................................. 2006      9.23         9.88     142,965.72
                                                              2007      9.88         9.15     125,041.32
                                                              2008      9.15         4.08     122,680.27
                                                              2009      4.08         5.54      79,320.39
                                                              2010      5.54         5.85      46,610.60
                                                              2011      5.85         6.21           0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     36.09        39.23      75,755.67
                                                              2006     39.23        41.09      56,665.34
                                                              2007     41.09        48.63      60,080.59
                                                              2008     48.63        25.92      49,365.78
                                                              2009     25.92        38.02      40,363.27
                                                              2010     38.02        43.06      13,226.07
                                                              2011     43.06        40.98       2,167.51
                                                              2012     40.98        44.65       2,126.38
                                                              2013     44.65        58.21       1,969.75
                                                              2014     58.21        63.50       1,595.77

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2005    $13.88       $15.59     274,721.74
                                                        2006     15.59        19.77     445,092.22
                                                        2007     19.77        19.24     362,817.99
                                                        2008     19.24        11.19     232,404.70
                                                        2009     11.19        17.09     187,410.49
                                                        2010     17.09        19.57      88,940.37
                                                        2011     19.57        16.53       4,543.96
                                                        2012     16.53        21.00       3,476.91
                                                        2013     21.00        26.98       3,977.64
                                                        2014     26.98        25.02       3,397.45

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2005     21.44        23.62     530,789.61
                                                        2006     23.62        25.85     464,939.19
                                                        2007     25.85        26.24     417,721.00
                                                        2008     26.24        13.57     331,195.06
                                                        2009     13.57        19.72     241,478.31
                                                        2010     19.72        24.46     108,644.14
                                                        2011     24.46        22.47       5,244.12
                                                        2012     22.47        24.83           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     24.71        25.36       4,684.01
                                                        2013     25.36        32.53       2,949.60
                                                        2014     32.53        35.10       2,204.08

Invesco Small Cap Growth Investment Division (Class E). 2005     12.11        12.92      44,682.75
                                                        2006     12.92        14.51      40,476.14
                                                        2007     14.51        15.86      47,672.34
                                                        2008     15.86         9.56      41,250.62
                                                        2009      9.56        12.59      25,457.31
                                                        2010     12.59        15.63      11,799.51
                                                        2011     15.63        15.22         853.21
                                                        2012     15.22        17.70         748.52
                                                        2013     17.70        24.43         739.59
                                                        2014     24.43        25.95         736.95

Jennison Growth Investment Division (Class E).......... 2005      4.01         4.81     171,031.23
                                                        2006      4.81         4.85     170,050.45
                                                        2007      4.85         5.32     110,664.56
                                                        2008      5.32         3.32     107,506.11
                                                        2009      3.32         4.56      86,652.47
                                                        2010      4.56         5.00      47,150.75
                                                        2011      5.00         4.93      24,461.68
                                                        2012      4.93         5.60      23,627.80
                                                        2013      5.60         7.54           0.00
                                                        2014      7.54         8.07           0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2005    $ 4.34       $ 3.97     114,317.78

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2005     25.89        27.18      44,148.06
                                                    2006     27.18        31.13      61,094.69
                                                    2007     31.13        34.19      70,508.13
                                                    2008     34.19        21.51      56,358.01
                                                    2009     21.51        27.51      41,115.49
                                                    2010     27.51        34.44      13,196.28
                                                    2011     34.44        34.01         277.21
                                                    2012     34.01        38.24         276.59
                                                    2013     38.24        52.95         275.41
                                                    2014     52.95        53.93         120.96

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2005      9.68         9.94     227,942.71
                                                    2006      9.94        10.74     202,132.37
                                                    2007     10.74        11.03     199,169.79
                                                    2008     11.03         6.36     145,161.35
                                                    2009      6.36         8.13     105,979.60
                                                    2010      8.13        10.50      31,648.03
                                                    2011     10.50        10.63       3,712.97
                                                    2012     10.63        11.59       2,859.67
                                                    2013     11.59        16.93       2,738.15
                                                    2014     16.93        16.82       2,701.43

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2005     12.85        12.84     421,415.83
                                                    2006     12.84        13.78     391,082.87
                                                    2007     13.78        14.46     389,016.48
                                                    2008     14.46        11.58     270,404.08
                                                    2009     11.58        15.59     221,643.90
                                                    2010     15.59        17.32      76,175.61
                                                    2011     17.32        17.83      13,510.07
                                                    2012     17.83        19.81      12,929.85
                                                    2013     19.81        21.05       7,860.71
                                                    2014     21.05        21.71       7,442.81

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2005     32.19        34.76     353,511.57
                                                    2006     34.76        38.37     304,038.22
                                                    2007     38.37        35.09     262,802.15
                                                    2008     35.09        18.60     205,329.07
                                                    2009     18.60        25.84     143,927.24
                                                    2010     25.84        29.19      57,986.68
                                                    2011     29.19        30.59       5,854.83
                                                    2012     30.59        33.59       5,535.32
                                                    2013     33.59        45.12       3,078.28
                                                    2014     45.12        45.15       1,804.26

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.95       $14.29      572,483.55
                                                   2006     14.29        15.43      517,653.36
                                                   2007     15.43        16.33      495,979.59
                                                   2008     16.33        10.22      420,627.54
                                                   2009     10.22        13.76      330,512.23
                                                   2010     13.76        17.06      125,032.82
                                                   2011     17.06        16.42        8,492.30
                                                   2012     16.42        18.96        8,010.51
                                                   2013     18.96        24.79        9,631.30
                                                   2014     24.79        26.66        8,449.36

MetLife Stock Index Investment Division (Class E). 2005     36.19        37.18    1,018,080.88
                                                   2006     37.18        42.14      865,584.38
                                                   2007     42.14        43.52      788,687.46
                                                   2008     43.52        26.88      702,361.00
                                                   2009     26.88        33.31      525,828.32
                                                   2010     33.31        37.53      180,318.95
                                                   2011     37.53        37.53       10,320.98
                                                   2012     37.53        42.63        9,268.63
                                                   2013     42.63        55.26        8,264.86
                                                   2014     55.26        61.50        7,916.83

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.08        12.69      156,924.95
                                                   2006     12.69        15.83      231,828.09
                                                   2007     15.83        17.64      214,497.93
                                                   2008     17.64        10.00      282,397.59
                                                   2009     10.00        12.95      193,328.78
                                                   2010     12.95        14.20       58,064.28
                                                   2011     14.20        12.48       10,292.84
                                                   2012     12.48        14.33        9,306.75
                                                   2013     14.33        16.82        6,051.69
                                                   2014     16.82        15.41        5,856.22

MFS(R) Total Return Investment Division (Class E). 2005     37.91        38.33      124,020.75
                                                   2006     38.33        42.19      132,486.50
                                                   2007     42.19        43.18      145,281.71
                                                   2008     43.18        32.96      120,025.00
                                                   2009     32.96        38.34      109,408.46
                                                   2010     38.34        41.38       87,465.14
                                                   2011     41.38        41.57       54,926.07
                                                   2012     41.57        45.48       31,372.88
                                                   2013     45.48        53.08       23,627.07
                                                   2014     53.08        56.55       13,420.40

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.93       $12.51     875,618.84
                                                           2006     12.51        14.51     735,640.68
                                                           2007     14.51        13.70     626,330.00
                                                           2008     13.70         8.94     505,198.87
                                                           2009      8.94        10.61     398,298.34
                                                           2010     10.61        11.60     141,606.53
                                                           2011     11.60        11.50      13,536.63
                                                           2012     11.50        13.16      10,894.43
                                                           2013     13.16        17.55      11,832.13
                                                           2014     17.55        19.09       5,499.89

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     25.29        27.48      74,892.27
                                                           2006     27.48        30.20      62,546.05
                                                           2007     30.20        30.89      59,394.89
                                                           2008     30.89        18.51      51,751.67
                                                           2009     18.51        22.14      31,537.64
                                                           2010     22.14        24.90       8,241.59
                                                           2011     24.90        22.94         775.37
                                                           2012     22.94        26.07         492.66
                                                           2013     26.07        28.68           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.64        14.66      68,015.77
                                                           2011     14.66        13.42      14,912.03
                                                           2012     13.42        14.44      15,079.71
                                                           2013     14.44        19.75       5,895.32
                                                           2014     19.75        19.63       5,492.75

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.37        17.18     315,807.06
                                                           2006     17.18        18.86     282,601.79
                                                           2007     18.86        20.06     251,053.73
                                                           2008     20.06         8.79     196,081.89
                                                           2009      8.79        11.57     157,938.03
                                                           2010     11.57        12.50           0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.08        12.31     704,046.82
                                                           2006     12.31        15.20     594,964.09
                                                           2007     15.20        16.53     557,830.26
                                                           2008     16.53         9.40     522,845.54
                                                           2009      9.40        11.87     389,751.47
                                                           2010     11.87        12.61     149,687.63
                                                           2011     12.61        10.83      13,815.79
                                                           2012     10.83        12.58      13,657.02
                                                           2013     12.58        15.04      11,392.11
                                                           2014     15.04        13.89      11,173.98

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2005    $17.92       $18.32      884,650.92
                                                        2006     18.32        21.01      728,462.68
                                                        2007     21.01        19.91      639,737.38
                                                        2008     19.91        12.04      507,986.95
                                                        2009     12.04        13.36      374,410.30
                                                        2010     13.36        15.96      163,427.34
                                                        2011     15.96        16.56       12,508.27
                                                        2012     16.56        17.89       11,457.68
                                                        2013     17.89        24.34        8,691.31
                                                        2014     24.34        23.89        7,366.67

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2005     13.47        14.34      159,693.72
                                                        2006     14.34        16.17      149,216.09
                                                        2007     16.17        15.48      138,997.54
                                                        2008     15.48         9.40      104,889.06
                                                        2009      9.40        12.65       75,988.01
                                                        2010     12.65        15.31       24,237.13
                                                        2011     15.31        14.26        2,528.73
                                                        2012     14.26        14.78        2,334.14
                                                        2013     14.78        16.01            0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2005     14.50        16.56      165,101.70
                                                        2006     16.56        18.97      181,645.39
                                                        2007     18.97        19.82      179,956.07
                                                        2008     19.82        11.60      152,625.54
                                                        2009     11.60        15.97      118,007.02
                                                        2010     15.97        18.22       48,389.62
                                                        2011     18.22        16.42        2,095.63
                                                        2012     16.42        19.58        1,418.82
                                                        2013     19.58        24.51        1,248.40
                                                        2014     24.51        24.64          966.66

PIMCO Total Return Investment Division (Class E)....... 2005     11.87        11.95    1,222,076.13
                                                        2006     11.95        12.30    1,081,083.66
                                                        2007     12.30        13.01    1,046,539.28
                                                        2008     13.01        12.85      833,704.05
                                                        2009     12.85        14.93      710,420.02
                                                        2010     14.93        15.89      327,716.81
                                                        2011     15.89        16.15       43,656.93
                                                        2012     16.15        17.35       42,450.47
                                                        2013     17.35        16.75       23,635.48
                                                        2014     16.75        17.18       17,081.09

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E). 2005    $15.35       $15.76     482,698.26
                                                     2006     15.76        18.24     458,985.33
                                                     2007     18.24        17.63     381,171.79
                                                     2008     17.63        11.51     291,674.85
                                                     2009     11.51        14.25     201,674.18
                                                     2010     14.25        17.73      65,893.25
                                                     2011     17.73        16.71       3,921.35
                                                     2012     16.71        19.07       3,386.38
                                                     2013     19.07        25.94       4,336.95
                                                     2014     25.94        26.76       3,865.95

T. Rowe Price Large Cap Growth Investment Division
  (Class E)......................................... 2005     11.92        12.47     276,995.23
                                                     2006     12.47        13.86     253,115.43
                                                     2007     13.86        14.88     262,823.16
                                                     2008     14.88         8.49     203,750.53
                                                     2009      8.49        11.95     136,317.47
                                                     2010     11.95        13.74      52,279.44
                                                     2011     13.74        13.34       3,824.35
                                                     2012     13.34        15.58       1,620.51
                                                     2013     15.58        21.28       5,413.24
                                                     2014     21.28        22.78       4,065.46

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment
  Division (Class E))............................... 2005      4.29         4.70     492,117.51
                                                     2006      4.70         4.86     404,865.60
                                                     2007      4.86         6.30     415,296.64
                                                     2008      6.30         3.44     286,079.64
                                                     2009      3.44         5.39     285,386.45
                                                     2010      5.39         6.78     117,768.66
                                                     2011      6.78         6.00      20,447.02
                                                     2012      6.00         6.63      17,960.73
                                                     2013      6.63         6.93           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)......................................... 2005      7.07         7.96     407,430.08
                                                     2006      7.96         8.32     372,075.20
                                                     2007      8.32         9.63     444,120.13
                                                     2008      9.63         5.71     366,510.86
                                                     2009      5.71         8.17     279,610.80
                                                     2010      8.17        10.28      94,521.02
                                                     2011     10.28         9.94       5,800.75
                                                     2012      9.94        11.13       4,766.25
                                                     2013     11.13        14.96       3,497.29
                                                     2014     14.96        16.60       2,914.55

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.93       $14.09     160,464.49
                                                       2006     14.09        14.36     152,219.64
                                                       2007     14.36        15.49     111,542.87
                                                       2008     15.49         9.70     121,234.23
                                                       2009      9.70        13.24     111,855.55
                                                       2010     13.24        17.54      39,294.86
                                                       2011     17.54        17.51       3,848.13
                                                       2012     17.51        19.98       3,430.53
                                                       2013     19.98        28.35       2,080.34
                                                       2014     28.35        29.74       1,234.48

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.35        19.53     527,773.65
                                                       2006     19.53        20.14     464,358.14
                                                       2007     20.14        20.57     402,565.61
                                                       2008     20.57        17.16     259,083.25
                                                       2009     17.16        22.27     199,266.00
                                                       2010     22.27        24.66      92,245.68
                                                       2011     24.66        25.68       4,280.29
                                                       2012     25.68        28.10       3,919.37
                                                       2013     28.10        27.88       4,351.04
                                                       2014     27.88        28.89       3,426.91

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.43        15.41     323,413.19
                                                       2006     15.41        15.76     280,486.66
                                                       2007     15.76        16.13     247,563.93
                                                       2008     16.13        15.79     203,692.75
                                                       2009     15.79        16.17     152,817.74
                                                       2010     16.17        16.80      45,704.56
                                                       2011     16.80        17.39       1,865.50
                                                       2012     17.39        17.64       1,830.99
                                                       2013     17.64        17.21       1,956.73
                                                       2014     17.21        17.35       1,911.62

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     36.86        37.31     301,648.08
                                                       2006     37.31        40.47     270,681.95
                                                       2007     40.47        42.05     244,966.47
                                                       2008     42.05        31.06     176,707.83
                                                       2009     31.06        35.77     129,889.84
                                                       2010     35.77        38.49      44,679.71
                                                       2011     38.49        39.23       7,277.97
                                                       2012     39.23        43.26       7,158.99
                                                       2013     43.26        51.21       6,244.85
                                                       2014     51.21        55.59       5,968.34

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................. 2005    $30.09       $32.58     241,918.06
                                                          2006     32.58        36.65     259,451.17
                                                          2007     36.65        37.63     247,258.35
                                                          2008     37.63        22.39     216,091.31
                                                          2009     22.39        29.02     163,769.45
                                                          2010     29.02        31.91      50,915.62
                                                          2011     31.91        30.06       4,661.06
                                                          2012     30.06        33.30       4,577.37
                                                          2013     33.30        43.72       5,635.16
                                                          2014     43.72        47.47       6,395.99

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment
  Division (Class E) and before that BlackRock Large Cap
  Investment Division (Class E))......................... 2005     62.87        63.95      96,220.84
                                                          2006     63.95        71.62      81,565.90
                                                          2007     71.62        75.06           0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class E)).................................... 2007     74.43        74.98      76,161.42
                                                          2008     74.98        46.25      63,191.81
                                                          2009     46.25        54.25      46,989.76
                                                          2010     54.25        60.09      18,274.57
                                                          2011     60.09        59.25       1,734.74
                                                          2012     59.25        66.17       1,687.86
                                                          2013     66.17        87.35       1,631.88
                                                          2014     87.35        97.66       1,588.59

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.75 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.17      $ 14.82        366.37
                                                       2007     14.82        15.03      7,044.56
                                                       2008     15.03        13.36      1,550.22
                                                       2009     13.36        14.77      1,713.92
                                                       2010     14.77        15.42      5,326.74
                                                       2011     15.42        16.06      7,836.53
                                                       2012     16.06        16.60     11,103.36
                                                       2013     16.60        15.93      4,154.28
                                                       2014     15.93        16.46      4,185.07

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.87        23.21     34,001.23
                                                       2006     23.21        28.26     37,575.75
                                                       2007     28.26        33.66     36,898.97
                                                       2008     33.66        15.35     30,590.88
                                                       2009     15.35        24.29     35,349.27
                                                       2010     24.29        29.18     36,509.04
                                                       2011     29.18        23.15     26,183.42
                                                       2012     23.15        26.84     23,925.81
                                                       2013     26.84        33.78     15,973.12
                                                       2014     33.78        33.85     15,270.38

American Funds Growth Investment Division+ (Class 2).. 2005    115.25       131.40     21,095.03
                                                       2006    131.40       142.11     14,704.81
                                                       2007    142.11       156.63     14,216.90
                                                       2008    156.63        86.10     13,079.93
                                                       2009     86.10       117.77     12,310.15
                                                       2010    117.77       137.15     11,978.25
                                                       2011    137.15       128.82     10,288.82
                                                       2012    128.82       148.99      9,372.62
                                                       2013    148.99       190.19      6,918.31
                                                       2014    190.19       202.49      6,385.79

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     88.00        91.38     18,399.97
                                                       2006     91.38       103.30     16,270.03
                                                       2007    103.30       106.46     15,894.19
                                                       2008    106.46        64.91     12,181.32
                                                       2009     64.91        83.59     11,930.37
                                                       2010     83.59        91.39     11,880.14
                                                       2011     91.39        88.03     10,850.54
                                                       2012     88.03       101.47      9,830.68
                                                       2013    101.47       132.91      8,455.61
                                                       2014    132.91       144.28      7,322.64

                                              BEGINNING OF               NUMBER OF
                                                  YEAR     END OF YEAR  ACCUMULATION
                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                      ---- ------------ ------------ ------------
Baillie Gifford International Stock
  Investment Division (Class E)......... 2005    $13.02       $15.07      37,830.08
                                         2006     15.07        17.22      29,461.14
                                         2007     17.22        18.65      17,125.94
                                         2008     18.65        10.22      13,496.90
                                         2009     10.22        12.25      15,642.58
                                         2010     12.25        12.89      13,642.21
                                         2011     12.89        10.13      11,164.93
                                         2012     10.13        11.89       9,652.09
                                         2013     11.89        13.47       6,644.88
                                         2014     13.47        12.81       6,501.11

Barclays Aggregate Bond Index
  Investment Division (Class E)......... 2005     12.67        12.70     214,835.07
                                         2006     12.70        12.96     189,479.52
                                         2007     12.96        13.59     174,075.24
                                         2008     13.59        14.12     125,344.68
                                         2009     14.12        14.59     130,721.62
                                         2010     14.59        15.17     115,470.44
                                         2011     15.17        16.01     100,907.04
                                         2012     16.01        16.31      97,490.47
                                         2013     16.31        15.64     101,190.59
                                         2014     15.64        16.23      91,373.27

BlackRock Bond Income Investment
  Division (Class E).................... 2005     44.69        44.91      15,345.62
                                         2006     44.91        46.01      10,273.58
                                         2007     46.01        47.98      13,455.88
                                         2008     47.98        45.46      10,332.44
                                         2009     45.46        48.83       8,983.21
                                         2010     48.83        51.91       8,890.48
                                         2011     51.91        54.28       5,806.32
                                         2012     54.28        57.27       5,663.66
                                         2013     57.27        55.76       3,328.11
                                         2014     55.76        58.59       1,684.16

BlackRock Large Cap Value Investment
  Division (Class E).................... 2005     11.71        12.16      45,218.23
                                         2006     12.16        14.25      56,598.05
                                         2007     14.25        14.46      37,205.09
                                         2008     14.46         9.23      30,250.35
                                         2009      9.23        10.08      25,729.21
                                         2010     10.08        10.80      31,277.91
                                         2011     10.80        10.84      24,507.96
                                         2012     10.84        12.15      22,004.11
                                         2013     12.15        15.75      17,038.97
                                         2014     15.75        16.99      17,479.40

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $20.75       $20.95      6,726.55
                                                             2006     20.95        21.54      6,598.21
                                                             2007     21.54        22.21     13,943.82
                                                             2008     22.21        22.41      3,706.66
                                                             2009     22.41        22.09      1,914.64
                                                             2010     22.09        21.71      1,871.34
                                                             2011     21.71        21.33      1,825.96
                                                             2012     21.33        20.96      1,784.26
                                                             2013     20.96        20.60        306.96
                                                             2014     20.60        20.24        279.51

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.16         8.00     37,355.96
                                                             2006      8.00         7.74     25,963.33
                                                             2007      7.74         7.78      1,510.00
                                                             2008      7.78         4.66      1,086.05
                                                             2009      4.66         6.10      1,510.33
                                                             2010      6.10         7.42      1,871.54
                                                             2011      7.42         7.55      9,764.08
                                                             2012      7.55         8.80     11,196.05
                                                             2013      8.80        12.61     12,097.51
                                                             2014     12.61        14.74     29,868.23

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.40         8.85     12,773.23
                                                             2006      8.85         9.24      9,870.97

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.20         9.84      9,707.66
                                                             2007      9.84         9.11      7,328.14
                                                             2008      9.11         4.06      8,577.38
                                                             2009      4.06         5.51      8,268.48
                                                             2010      5.51         5.81      7,460.99
                                                             2011      5.81         6.17          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     35.79        38.88      4,678.86
                                                             2006     38.88        40.71      3,527.37
                                                             2007     40.71        48.16      3,234.78
                                                             2008     48.16        25.65      3,470.02
                                                             2009     25.65        37.61      4,195.27
                                                             2010     37.61        42.57      2,992.10
                                                             2011     42.57        40.50      1,318.17
                                                             2012     40.50        44.10      1,312.80
                                                             2013     44.10        57.46      1,190.73
                                                             2014     57.46        62.66      1,204.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.85       $15.56      41,855.73
                                                           2006     15.56        19.72      39,538.95
                                                           2007     19.72        19.18      32,222.14
                                                           2008     19.18        11.15      27,179.02
                                                           2009     11.15        17.02      27,520.47
                                                           2010     17.02        19.48      31,488.08
                                                           2011     19.48        16.44      29,320.75
                                                           2012     16.44        20.89      26,458.16
                                                           2013     20.89        26.82      13,425.71
                                                           2014     26.82        24.86      12,653.61

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.37        23.54      34,357.82
                                                           2006     23.54        25.74      34,738.67
                                                           2007     25.74        26.12      25,191.81
                                                           2008     26.12        13.50      16,000.99
                                                           2009     13.50        19.61      17,208.33
                                                           2010     19.61        24.31      19,431.91
                                                           2011     24.31        22.32      16,777.36
                                                           2012     22.32        24.67           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class E))..... 2012     24.55        25.18      13,610.29
                                                           2013     25.18        32.29       9,871.36
                                                           2014     32.29        34.82       8,533.83

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.09        12.89       3,898.14
                                                           2006     12.89        14.47       5,365.87
                                                           2007     14.47        15.81       3,747.57
                                                           2008     15.81         9.52       2,799.41
                                                           2009      9.52        12.53       3,096.27
                                                           2010     12.53        15.56       3,194.39
                                                           2011     15.56        15.14       2,359.81
                                                           2012     15.14        17.60       2,191.91
                                                           2013     17.60        24.28       1,486.56
                                                           2014     24.28        25.77       1,795.37

Jennison Growth Investment Division (Class E)............. 2005      4.00         4.80      52,607.91
                                                           2006      4.80         4.84     101,828.21
                                                           2007      4.84         5.30      86,398.28
                                                           2008      5.30         3.30      60,801.97
                                                           2009      3.30         4.54      53,268.99
                                                           2010      4.54         4.97      53,916.28
                                                           2011      4.97         4.90      47,542.63
                                                           2012      4.90         5.57      48,675.65
                                                           2013      5.57         7.49      18,500.07
                                                           2014      7.49         8.01      17,265.28

Jennison Growth Investment Division (Class E) (formerly
  Met/Putnam Voyager Investment Division (Class E))....... 2005      4.33         3.96      52,278.68

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005    $25.75       $27.02      5,428.42
                                                         2006     27.02        30.93      7,759.46
                                                         2007     30.93        33.96      7,648.84
                                                         2008     33.96        21.36      4,330.70
                                                         2009     21.36        27.29      3,063.99
                                                         2010     27.29        34.15      2,610.85
                                                         2011     34.15        33.71      2,838.47
                                                         2012     33.71        37.89      2,619.75
                                                         2013     37.89        52.43      2,479.59
                                                         2014     52.43        53.38      2,494.55

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.66         9.92     82,657.70
                                                         2006      9.92        10.71     52,493.05
                                                         2007     10.71        11.00     28,151.52
                                                         2008     11.00         6.34     23,263.85
                                                         2009      6.34         8.09     22,123.02
                                                         2010      8.09        10.45     24,336.23
                                                         2011     10.45        10.57     18,573.96
                                                         2012     10.57        11.52     17,670.76
                                                         2013     11.52        16.82      8,600.85
                                                         2014     16.82        16.70      7,229.92

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.80        12.78     25,118.04
                                                         2006     12.78        13.72     27,719.53
                                                         2007     13.72        14.38     24,032.42
                                                         2008     14.38        11.52     16,917.67
                                                         2009     11.52        15.49     20,289.31
                                                         2010     15.49        17.20     16,271.00
                                                         2011     17.20        17.70     15,412.30
                                                         2012     17.70        19.65     13,260.47
                                                         2013     19.65        20.87     14,201.34
                                                         2014     20.87        21.51     13,477.19

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     32.00        34.54     49,013.95
                                                         2006     34.54        38.11     36,024.63
                                                         2007     38.11        34.83     25,878.85
                                                         2008     34.83        18.45     19,926.60
                                                         2009     18.45        25.63     21,464.29
                                                         2010     25.63        28.93     18,295.78
                                                         2011     28.93        30.30     17,626.31
                                                         2012     30.30        33.26     16,744.21
                                                         2013     33.26        44.66      6,971.93
                                                         2014     44.66        44.66      5,496.29

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.93       $14.25      58,434.72
                                                   2006     14.25        15.38      58,809.73
                                                   2007     15.38        16.27      48,510.07
                                                   2008     16.27        10.18      34,491.19
                                                   2009     10.18        13.70      33,014.78
                                                   2010     13.70        16.97      35,530.59
                                                   2011     16.97        16.33      37,137.26
                                                   2012     16.33        18.84      31,646.97
                                                   2013     18.84        24.62      28,474.46
                                                   2014     24.62        26.46      25,119.77

MetLife Stock Index Investment Division (Class E). 2005     35.92        36.89     101,768.38
                                                   2006     36.89        41.79      94,586.71
                                                   2007     41.79        43.14      79,108.18
                                                   2008     43.14        26.63      68,076.34
                                                   2009     26.63        32.98      67,296.73
                                                   2010     32.98        37.15      66,098.66
                                                   2011     37.15        37.13      59,594.15
                                                   2012     37.13        42.15      56,196.66
                                                   2013     42.15        54.61      50,289.31
                                                   2014     54.61        60.74      44,545.70

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.06        12.66      10,216.81
                                                   2006     12.66        15.78      36,388.15
                                                   2007     15.78        17.58      36,821.03
                                                   2008     17.58         9.96      39,742.06
                                                   2009      9.96        12.89      27,657.16
                                                   2010     12.89        14.13      21,771.08
                                                   2011     14.13        12.41      17,427.67
                                                   2012     12.41        14.25      18,042.53
                                                   2013     14.25        16.71       7,706.89
                                                   2014     16.71        15.30       6,669.20

MFS(R) Total Return Investment Division (Class E). 2005     37.57        37.98       2,111.55
                                                   2006     37.98        41.77       3,022.66
                                                   2007     41.77        42.73       6,662.41
                                                   2008     42.73        32.61      10,151.25
                                                   2009     32.61        37.90       9,731.12
                                                   2010     37.90        40.90      10,501.07
                                                   2011     40.90        41.06       9,867.25
                                                   2012     41.06        44.90      10,088.62
                                                   2013     44.90        52.38       9,533.01
                                                   2014     52.38        55.77       7,688.95

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.89       $12.47     77,760.42
                                                           2006     12.47        14.45     64,598.15
                                                           2007     14.45        13.64     48,695.41
                                                           2008     13.64         8.90     34,418.14
                                                           2009      8.90        10.55     31,448.93
                                                           2010     10.55        11.53     30,792.36
                                                           2011     11.53        11.43     29,444.97
                                                           2012     11.43        13.07     23,895.07
                                                           2013     13.07        17.42     24,680.37
                                                           2014     17.42        18.94     22,870.92

MFS(R) Value Investment Division (Class E) (formerly FI
  Value Leaders Investment Division (Class E))............ 2005     25.14        27.31      6,548.25
                                                           2006     27.31        29.99      7,095.20
                                                           2007     29.99        30.66      1,776.32
                                                           2008     30.66        18.36      1,268.59
                                                           2009     18.36        21.96      1,675.95
                                                           2010     21.96        24.68      1,290.61
                                                           2011     24.68        22.73      1,046.00
                                                           2012     22.73        25.81      1,034.99
                                                           2013     25.81        28.40          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.56        14.56     14,147.25
                                                           2011     14.56        13.32     10,003.89
                                                           2012     13.32        14.33      7,253.45
                                                           2013     14.33        19.58      5,885.27
                                                           2014     19.58        19.46      5,514.29

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.30        17.10     29,161.06
                                                           2006     17.10        18.77     22,578.45
                                                           2007     18.77        19.95     14,833.65
                                                           2008     19.95         8.74     13,026.78
                                                           2009      8.74        11.49     10,769.06
                                                           2010     11.49        12.42          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.04        12.27     74,504.10
                                                           2006     12.27        15.14     77,545.05
                                                           2007     15.14        16.45     70,784.08
                                                           2008     16.45         9.35     54,566.45
                                                           2009      9.35        11.81     51,824.35
                                                           2010     11.81        12.53     50,415.25
                                                           2011     12.53        10.76     44,767.52
                                                           2012     10.76        12.49     42,113.60
                                                           2013     12.49        14.93     40,408.95
                                                           2014     14.93        13.77     34,849.47

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.88       $18.27     82,075.51
                                                         2006     18.27        20.94     78,157.11
                                                         2007     20.94        19.84     52,575.77
                                                         2008     19.84        11.99     39,185.93
                                                         2009     11.99        13.30     43,986.51
                                                         2010     13.30        15.87     43,809.47
                                                         2011     15.87        16.47     35,329.58
                                                         2012     16.47        17.78     30,847.44
                                                         2013     17.78        24.18     20,800.11
                                                         2014     24.18        23.72     17,280.40

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.45        14.31      6,722.56
                                                         2006     14.31        16.13      3,655.38
                                                         2007     16.13        15.43      4,515.64
                                                         2008     15.43         9.36      2,851.63
                                                         2009      9.36        12.60      3,105.14
                                                         2010     12.60        15.24      2,944.91
                                                         2011     15.24        14.18      2,918.01
                                                         2012     14.18        14.69      2,699.84
                                                         2013     14.69        15.92          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.45        16.49     13,459.92
                                                         2006     16.49        18.88     14,078.39
                                                         2007     18.88        19.72     12,000.04
                                                         2008     19.72        11.53      6,251.01
                                                         2009     11.53        15.87      7,969.05
                                                         2010     15.87        18.10      8,536.35
                                                         2011     18.10        16.29      7,923.97
                                                         2012     16.29        19.43      9,240.71
                                                         2013     19.43        24.30      6,561.50
                                                         2014     24.30        24.42      7,979.47

PIMCO Total Return Investment Division (Class E)........ 2005     11.85        11.92     95,789.48
                                                         2006     11.92        12.26     69,778.52
                                                         2007     12.26        12.97     65,619.78
                                                         2008     12.97        12.80     55,472.33
                                                         2009     12.80        14.87     68,024.78
                                                         2010     14.87        15.81     60,365.18
                                                         2011     15.81        16.06     50,178.33
                                                         2012     16.06        17.25     44,217.73
                                                         2013     17.25        16.64     39,139.96
                                                         2014     16.64        17.06     39,962.55

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.30       $15.70      35,330.02
                                                          2006     15.70        18.17      30,610.87
                                                          2007     18.17        17.55      21,569.60
                                                          2008     17.55        11.45      15,118.40
                                                          2009     11.45        14.17      14,516.26
                                                          2010     14.17        17.63      17,095.81
                                                          2011     17.63        16.60      16,389.37
                                                          2012     16.60        18.94      14,526.13
                                                          2013     18.94        25.75      12,794.00
                                                          2014     25.75        26.54      10,467.56

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.88        12.43      45,104.21
                                                          2006     12.43        13.80      46,801.80
                                                          2007     13.80        14.82      31,115.85
                                                          2008     14.82         8.45      24,928.76
                                                          2009      8.45        11.89      21,896.67
                                                          2010     11.89        13.66      28,561.12
                                                          2011     13.66        13.25      21,045.06
                                                          2012     13.25        15.47      19,215.70
                                                          2013     15.47        21.12      22,199.51
                                                          2014     21.12        22.60      20,643.39

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.29         4.68     108,475.16
                                                          2006      4.68         4.85      65,208.91
                                                          2007      4.85         6.28      74,543.57
                                                          2008      6.28         3.42      68,302.81
                                                          2009      3.42         5.36      68,877.56
                                                          2010      5.36         6.74      76,673.23
                                                          2011      6.74         5.96      60,583.81
                                                          2012      5.96         6.59      68,636.10
                                                          2013      6.59         6.88           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.05         7.94      35,319.40
                                                          2006      7.94         8.30      44,402.06
                                                          2007      8.30         9.59      45,884.34
                                                          2008      9.59         5.69      35,438.52
                                                          2009      5.69         8.13      33,378.65
                                                          2010      8.13        10.23      32,905.60
                                                          2011     10.23         9.89      28,136.36
                                                          2012      9.89        11.06      28,236.11
                                                          2013     11.06        14.86      21,462.08
                                                          2014     14.86        16.49      19,944.77

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.88       $14.03     28,152.93
                                                       2006     14.03        14.29     20,522.63
                                                       2007     14.29        15.40      8,873.48
                                                       2008     15.40         9.65      6,601.63
                                                       2009      9.65        13.16      5,869.61
                                                       2010     13.16        17.41      8,301.84
                                                       2011     17.41        17.38      6,846.82
                                                       2012     17.38        19.82      7,126.60
                                                       2013     19.82        28.11      7,529.00
                                                       2014     28.11        29.47      7,464.96

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.25        19.43     36,476.03
                                                       2006     19.43        20.02     23,569.48
                                                       2007     20.02        20.43     18,993.14
                                                       2008     20.43        17.04     14,582.46
                                                       2009     17.04        22.10     13,118.45
                                                       2010     22.10        24.46     11,249.97
                                                       2011     24.46        25.46     12,899.85
                                                       2012     25.46        27.84     11,918.26
                                                       2013     27.84        27.62     13,673.28
                                                       2014     27.62        28.60     12,727.84

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.36        15.33     34,445.94
                                                       2006     15.33        15.66     23,937.23
                                                       2007     15.66        16.03     36,764.12
                                                       2008     16.03        15.68     21,302.55
                                                       2009     15.68        16.05     18,582.82
                                                       2010     16.05        16.67     14,088.45
                                                       2011     16.67        17.25      9,759.11
                                                       2012     17.25        17.48      9,219.09
                                                       2013     17.48        17.05      7,225.18
                                                       2014     17.05        17.18      5,550.97

WMC Balanced Investment Division (formerly BlackRock
  Diversified Investment Division (Class E)).......... 2005     36.52        36.94     16,135.32
                                                       2006     36.94        40.06     15,760.25
                                                       2007     40.06        41.60     16,591.57
                                                       2008     41.60        30.71     21,147.34
                                                       2009     30.71        35.35     20,052.77
                                                       2010     35.35        38.02     19,381.48
                                                       2011     38.02        38.74     22,752.54
                                                       2012     38.74        42.69     22,525.34
                                                       2013     42.69        50.51     19,647.83
                                                       2014     50.51        54.80     17,568.56

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.94       $32.40     28,348.25
                                                            2006     32.40        36.43     26,891.98
                                                            2007     36.43        37.38     26,961.05
                                                            2008     37.38        22.23     20,513.42
                                                            2009     22.23        28.80     18,962.42
                                                            2010     28.80        31.65     16,020.81
                                                            2011     31.65        29.80     12,467.64
                                                            2012     29.80        33.00     12,599.65
                                                            2013     33.00        43.30     10,975.55
                                                            2014     43.30        47.00      8,826.61

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     62.20        63.23      8,568.10
                                                            2006     63.23        70.78      7,083.31
                                                            2007     70.78        74.17          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     73.55        74.09      4,835.44
                                                            2008     74.09        45.70      3,489.82
                                                            2009     45.70        53.60      3,668.33
                                                            2010     53.60        59.38      4,521.86
                                                            2011     59.38        58.55      3,022.33
                                                            2012     58.55        65.38      2,949.45
                                                            2013     65.38        86.32      2,172.63
                                                            2014     86.32        96.50      2,086.47

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.80 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.10      $ 14.75     11,078.73
                                                       2007     14.75        14.95     28,326.11
                                                       2008     14.95        13.29     11,990.83
                                                       2009     13.29        14.67      4,500.71
                                                       2010     14.67        15.32          1.55
                                                       2011     15.32        15.94          0.00
                                                       2012     15.94        16.47          0.00
                                                       2013     16.47        15.80          0.00
                                                       2014     15.80        16.32          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.81        23.12     50,476.12
                                                       2006     23.12        28.13     48,084.16
                                                       2007     28.13        33.50     48,905.54
                                                       2008     33.50        15.27     37,984.19
                                                       2009     15.27        24.15     13,590.74
                                                       2010     24.15        29.00          1.25
                                                       2011     29.00        22.99          0.00
                                                       2012     22.99        26.64          0.00
                                                       2013     26.64        33.52          0.00
                                                       2014     33.52        33.57          0.00

American Funds Growth Investment Division+ (Class 2).. 2005    114.05       129.97     37,762.93
                                                       2006    129.97       140.49     33,428.47
                                                       2007    140.49       154.77     30,773.52
                                                       2008    154.77        85.03     26,302.96
                                                       2009     85.03       116.26     14,869.18
                                                       2010    116.26       135.31          0.24
                                                       2011    135.31       127.03          0.00
                                                       2012    127.03       146.85          0.00
                                                       2013    146.85       187.37          0.00
                                                       2014    187.37       199.39          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     87.08        90.39     36,847.22
                                                       2006     90.39       102.12     32,766.71
                                                       2007    102.12       105.19     29,642.17
                                                       2008    105.19        64.11     28,032.01
                                                       2009     64.11        82.51     17,177.91
                                                       2010     82.51        90.17          2.14
                                                       2011     90.17        86.81          0.00
                                                       2012     86.81       100.01          0.00
                                                       2013    100.01       130.94          0.00
                                                       2014    130.94       142.06          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.93       $14.96      25,342.92
                                                         2006     14.96        17.09      28,493.39
                                                         2007     17.09        18.50      29,010.54
                                                         2008     18.50        10.13      26,597.52
                                                         2009     10.13        12.14       7,276.01
                                                         2010     12.14        12.76           1.90
                                                         2011     12.76        10.03           0.00
                                                         2012     10.03        11.76           0.00
                                                         2013     11.76        13.32           0.00
                                                         2014     13.32        12.66           0.00

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.63        12.65     145,025.41
                                                         2006     12.65        12.91     152,282.73
                                                         2007     12.91        13.53     139,511.09
                                                         2008     13.53        14.05      99,282.20
                                                         2009     14.05        14.51      51,903.27
                                                         2010     14.51        15.08           2.16
                                                         2011     15.08        15.91           0.00
                                                         2012     15.91        16.19           0.00
                                                         2013     16.19        15.52           0.00
                                                         2014     15.52        16.10           0.00

BlackRock Bond Income Investment Division (Class E)..... 2005     44.22        44.41      28,920.53
                                                         2006     44.41        45.48      27,734.40
                                                         2007     45.48        47.40      27,227.24
                                                         2008     47.40        44.89      20,471.57
                                                         2009     44.89        48.19       1,873.61
                                                         2010     48.19        51.20           4.44
                                                         2011     51.20        53.51           0.00
                                                         2012     53.51        56.43           0.00
                                                         2013     56.43        54.92           0.00
                                                         2014     54.92        57.67           0.00

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.69        12.14      28,964.83
                                                         2006     12.14        14.21      39,442.04
                                                         2007     14.21        14.41      32,913.69
                                                         2008     14.41         9.19      16,109.00
                                                         2009      9.19        10.04       4,186.11
                                                         2010     10.04        10.75           5.77
                                                         2011     10.75        10.78           0.00
                                                         2012     10.78        12.09           0.00
                                                         2013     12.09        15.66           0.00
                                                         2014     15.66        16.89           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $20.53       $20.71           0.00
                                                             2006     20.71        21.29           0.00
                                                             2007     21.29        21.94           0.00
                                                             2008     21.94        22.13           0.00
                                                             2009     22.13        21.80           0.00
                                                             2010     21.80        21.41           0.00
                                                             2011     21.41        21.03           0.00
                                                             2012     21.03        20.65           0.00
                                                             2013     20.65        20.28           0.00
                                                             2014     20.28        19.92           0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.15         7.98       5,227.80
                                                             2006      7.98         7.72       5,135.36
                                                             2007      7.72         7.75       4,436.92
                                                             2008      7.75         4.64       2,745.18
                                                             2009      4.64         6.08         890.83
                                                             2010      6.08         7.39          10.10
                                                             2011      7.39         7.51           0.00
                                                             2012      7.51         8.75           0.00
                                                             2013      8.75        12.53           0.00
                                                             2014     12.53        14.64           0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.38         8.82     108,896.99
                                                             2006      8.82         9.21     108,721.48

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.17         9.80     108,987.74
                                                             2007      9.80         9.07     109,398.12
                                                             2008      9.07         4.04     110,782.18
                                                             2009      4.04         5.48     104,447.77
                                                             2010      5.48         5.78           1.31
                                                             2011      5.78         6.14           0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     35.50        38.54      10,541.44
                                                             2006     38.54        40.33       6,842.26
                                                             2007     40.33        47.68       6,992.79
                                                             2008     47.68        25.39       5,777.75
                                                             2009     25.39        37.20       4,010.31
                                                             2010     37.20        42.09           0.26
                                                             2011     42.09        40.03           0.00
                                                             2012     40.03        43.56           0.00
                                                             2013     43.56        56.73           0.00
                                                             2014     56.73        61.83           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.83       $15.53      27,126.37
                                                           2006     15.53        19.67      45,874.36
                                                           2007     19.67        19.12      28,386.07
                                                           2008     19.12        11.11      19,273.62
                                                           2009     11.11        16.95       5,226.73
                                                           2010     16.95        19.39           3.98
                                                           2011     19.39        16.36           0.00
                                                           2012     16.36        20.77           0.00
                                                           2013     20.77        26.65           0.00
                                                           2014     26.65        24.69           0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.31        23.46     107,470.16
                                                           2006     23.46        25.64      90,273.43
                                                           2007     25.64        26.00      92,906.71
                                                           2008     26.00        13.43      85,426.08
                                                           2009     13.43        19.50      52,665.71
                                                           2010     19.50        24.16           3.18
                                                           2011     24.16        22.18           0.00
                                                           2012     22.18        24.50           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E))..................................... 2012     24.38        25.01           0.00
                                                           2013     25.01        32.04           0.00
                                                           2014     32.04        34.54           0.00

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.07        12.86      20,416.74
                                                           2006     12.86        14.43      17,594.89
                                                           2007     14.43        15.76      14,744.86
                                                           2008     15.76         9.49       7,632.24
                                                           2009      9.49        12.48       5,613.31
                                                           2010     12.48        15.49           4.59
                                                           2011     15.49        15.06           0.00
                                                           2012     15.06        17.50           0.00
                                                           2013     17.50        24.13           0.00
                                                           2014     24.13        25.60           0.00

Jennison Growth Investment Division (Class E)............. 2005      3.99         4.78      45,372.85
                                                           2006      4.78         4.82      39,376.17
                                                           2007      4.82         5.28      38,796.43
                                                           2008      5.28         3.29      26,036.44
                                                           2009      3.29         4.52       1,073.48
                                                           2010      4.52         4.95          11.84
                                                           2011      4.95         4.87           0.00
                                                           2012      4.87         5.53           0.00
                                                           2013      5.53         7.44           0.00
                                                           2014      7.44         7.95           0.00

                                              BEGINNING OF               NUMBER OF
                                                  YEAR     END OF YEAR  ACCUMULATION
                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                      ---- ------------ ------------ ------------
Jennison Growth Investment Division
  (Class E) (formerly Met/Putnam
  Voyager Investment Division (Class E)) 2005    $ 4.32       $ 3.95     40,675.99

Loomis Sayles Small Cap Core Investment
  Division (Class E).................... 2005     25.61        26.86      1,844.68
                                         2006     26.86        30.74      2,132.31
                                         2007     30.74        33.73      2,727.85
                                         2008     33.73        21.20      2,402.54
                                         2009     21.20        27.08      1,931.44
                                         2010     27.08        33.87          1.20
                                         2011     33.87        33.41          0.00
                                         2012     33.41        37.53          0.00
                                         2013     37.53        51.92          0.00
                                         2014     51.92        52.83          0.00

Loomis Sayles Small Cap Growth
  Investment Division (Class E)......... 2005      9.65         9.90     26,405.22
                                         2006      9.90        10.68     22,498.07
                                         2007     10.68        10.96     19,778.24
                                         2008     10.96         6.31     14,201.82
                                         2009      6.31         8.06      8,608.86
                                         2010      8.06        10.40          4.49
                                         2011     10.40        10.51          0.00
                                         2012     10.51        11.46          0.00
                                         2013     11.46        16.72          0.00
                                         2014     16.72        16.59          0.00

Lord Abbett Bond Debenture Investment
  Division (Class E).................... 2005     12.75        12.73     31,329.92
                                         2006     12.73        13.65     31,625.30
                                         2007     13.65        14.31     31,131.93
                                         2008     14.31        11.45     23,497.54
                                         2009     11.45        15.39      7,824.08
                                         2010     15.39        17.09         10.93
                                         2011     17.09        17.57          0.00
                                         2012     17.57        19.50          0.00
                                         2013     19.50        20.70          0.00
                                         2014     20.70        21.32          0.00

Met/Artisan Mid Cap Value Investment
  Division (Class E).................... 2005     31.82        34.32     65,042.36
                                         2006     34.32        37.85     62,213.57
                                         2007     37.85        34.57     52,866.08
                                         2008     34.57        18.31     44,421.14
                                         2009     18.31        25.41     32,968.42
                                         2010     25.41        28.67          5.61
                                         2011     28.67        30.02          0.00
                                         2012     30.02        32.93          0.00
                                         2013     32.93        44.20          0.00
                                         2014     44.20        44.18          0.00

                                              BEGINNING OF               NUMBER OF
                                                  YEAR     END OF YEAR  ACCUMULATION
                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                      ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment
  Division (Class E).................... 2005    $12.90       $14.21     58,401.15
                                         2006     14.21        15.33     55,706.01
                                         2007     15.33        16.21     54,535.88
                                         2008     16.21        10.13     44,825.27
                                         2009     10.13        13.63     22,542.98
                                         2010     13.63        16.88          0.60
                                         2011     16.88        16.23          0.00
                                         2012     16.23        18.72          0.00
                                         2013     18.72        24.45          0.00
                                         2014     24.45        26.27          0.00

MetLife Stock Index Investment Division
  (Class E)............................. 2005     35.66        36.60     89,671.46
                                         2006     36.60        41.44     74,942.80
                                         2007     41.44        42.76     71,195.33
                                         2008     42.76        26.38     67,227.31
                                         2009     26.38        32.66     32,517.22
                                         2010     32.66        36.76          6.15
                                         2011     36.76        36.73          0.00
                                         2012     36.73        41.68          0.00
                                         2013     41.68        53.96          0.00
                                         2014     53.96        60.00          0.00

MFS(R) Research International
  Investment Division (Class E)......... 2005     11.04        12.63     27,894.46
                                         2006     12.63        15.73     28,180.50
                                         2007     15.73        17.52     40,426.07
                                         2008     17.52         9.92     34,273.06
                                         2009      9.92        12.84      9,974.12
                                         2010     12.84        14.06          4.26
                                         2011     14.06        12.35          0.00
                                         2012     12.35        14.17          0.00
                                         2013     14.17        16.61          0.00
                                         2014     16.61        15.20          0.00

MFS(R) Total Return Investment Division
  (Class E)............................. 2005     37.24        37.62      1,263.35
                                         2006     37.62        41.36      2,345.10
                                         2007     41.36        42.29      2,946.81
                                         2008     42.29        32.25        653.80
                                         2009     32.25        37.48      5,237.64
                                         2010     37.48        40.42     14,775.03
                                         2011     40.42        40.55     14,138.39
                                         2012     40.55        44.33     14,395.49
                                         2013     44.33        51.68     12,913.80
                                         2014     51.68        55.01     14,467.25

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.85       $12.42     179,104.51
                                                           2006     12.42        14.39     131,825.95
                                                           2007     14.39        13.58     112,403.00
                                                           2008     13.58         8.85     102,276.68
                                                           2009      8.85        10.49      64,032.08
                                                           2010     10.49        11.46          17.51
                                                           2011     11.46        11.35           0.00
                                                           2012     11.35        12.98           0.00
                                                           2013     12.98        17.29           0.00
                                                           2014     17.29        18.78           0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.99        27.13       4,709.99
                                                           2006     27.13        29.79       4,285.98
                                                           2007     29.79        30.44       3,397.64
                                                           2008     30.44        18.22       3,213.20
                                                           2009     18.22        21.77       1,729.53
                                                           2010     21.77        24.46           1.21
                                                           2011     24.46        22.52           0.00
                                                           2012     22.52        25.56           0.00
                                                           2013     25.56        28.11           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.48        14.46           1.58
                                                           2011     14.46        13.22           0.00
                                                           2012     13.22        14.22           0.00
                                                           2013     14.22        19.42           0.00
                                                           2014     19.42        19.29           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.24        17.02      19,312.77
                                                           2006     17.02        18.68      15,874.21
                                                           2007     18.68        19.84      16,521.86
                                                           2008     19.84         8.69      13,140.83
                                                           2009      8.69        11.42       3,513.99
                                                           2010     11.42        12.34           0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     11.01        12.22      84,285.99
                                                           2006     12.22        15.08      71,440.05
                                                           2007     15.08        16.38      60,548.48
                                                           2008     16.38         9.30      60,944.57
                                                           2009      9.30        11.74      22,254.17
                                                           2010     11.74        12.45           2.09
                                                           2011     12.45        10.69           0.00
                                                           2012     10.69        12.40           0.00
                                                           2013     12.40        14.82           0.00
                                                           2014     14.82        13.66           0.00

                                              BEGINNING OF               NUMBER OF
                                                  YEAR     END OF YEAR  ACCUMULATION
                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment
  Division (Class E).................... 2005    $17.84       $18.22     107,057.96
                                         2006     18.22        20.87      83,495.52
                                         2007     20.87        19.76      72,555.51
                                         2008     19.76        11.93      58,330.67
                                         2009     11.93        13.24      16,037.89
                                         2010     13.24        15.79           5.37
                                         2011     15.79        16.37           0.00
                                         2012     16.37        17.67           0.00
                                         2013     17.67        24.02           0.00
                                         2014     24.02        23.54           0.00

Neuberger Berman Genesis Investment
  Division (Class E) (formerly MLA Mid
  Cap Investment Division (Class E)).... 2005     13.43        14.28       9,683.75
                                         2006     14.28        16.09       7,740.24
                                         2007     16.09        15.38      10,364.86
                                         2008     15.38         9.33       8,474.42
                                         2009      9.33        12.55      10,497.61
                                         2010     12.55        15.17           2.49
                                         2011     15.17        14.11           0.00
                                         2012     14.11        14.61           0.00
                                         2013     14.61        15.82           0.00

Oppenheimer Global Equity Investment
  Division (Class E).................... 2005     14.39        16.41      16,532.53
                                         2006     16.41        18.78      13,384.48
                                         2007     18.78        19.61      11,164.26
                                         2008     19.61        11.46       7,183.80
                                         2009     11.46        15.76       2,575.02
                                         2010     15.76        17.97           2.59
                                         2011     17.97        16.17           0.00
                                         2012     16.17        19.28           0.00
                                         2013     19.28        24.10           0.00
                                         2014     24.10        24.20           0.00

PIMCO Total Return Investment Division
  (Class E)............................. 2005     11.83        11.89     132,290.87
                                         2006     11.89        12.22      86,819.21
                                         2007     12.22        12.92      85,529.56
                                         2008     12.92        12.75      64,861.22
                                         2009     12.75        14.80      38,175.44
                                         2010     14.80        15.74          16.90
                                         2011     15.74        15.98           0.00
                                         2012     15.98        17.15           0.00
                                         2013     17.15        16.53           0.00
                                         2014     16.53        16.94           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.26       $15.65      63,815.41
                                                          2006     15.65        18.09      40,652.10
                                                          2007     18.09        17.47      36,665.05
                                                          2008     17.47        11.40      29,346.53
                                                          2009     11.40        14.09      11,232.68
                                                          2010     14.09        17.52           4.74
                                                          2011     17.52        16.49           0.00
                                                          2012     16.49        18.80           0.00
                                                          2013     18.80        25.55           0.00
                                                          2014     25.55        26.33           0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.85        12.39      49,905.75
                                                          2006     12.39        13.74      46,920.80
                                                          2007     13.74        14.75      42,347.35
                                                          2008     14.75         8.41      32,130.33
                                                          2009      8.41        11.82      12,181.06
                                                          2010     11.82        13.57           3.76
                                                          2011     13.57        13.16           0.00
                                                          2012     13.16        15.36           0.00
                                                          2013     15.36        20.96           0.00
                                                          2014     20.96        22.42           0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.28         4.67      42,402.55
                                                          2006      4.67         4.83      36,122.67
                                                          2007      4.83         6.26      32,236.44
                                                          2008      6.26         3.41      19,879.06
                                                          2009      3.41         5.34      16,828.23
                                                          2010      5.34         6.71           6.74
                                                          2011      6.71         5.93           0.00
                                                          2012      5.93         6.55           0.00
                                                          2013      6.55         6.84           0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.04         7.92     106,030.37
                                                          2006      7.92         8.28      59,308.89
                                                          2007      8.28         9.56      85,597.20
                                                          2008      9.56         5.67      46,095.52
                                                          2009      5.67         8.10      17,288.78
                                                          2010      8.10        10.18           3.24
                                                          2011     10.18         9.83           0.00
                                                          2012      9.83        11.00           0.00
                                                          2013     11.00        14.76           0.00
                                                          2014     14.76        16.38           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.83       $13.97     26,757.08
                                                       2006     13.97        14.22     25,726.37
                                                       2007     14.22        15.32     23,752.75
                                                       2008     15.32         9.59     15,505.76
                                                       2009      9.59        13.07      4,070.27
                                                       2010     13.07        17.29          8.72
                                                       2011     17.29        17.25          0.00
                                                       2012     17.25        19.66          0.00
                                                       2013     19.66        27.88          0.00
                                                       2014     27.88        29.21          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.15        19.32     48,019.14
                                                       2006     19.32        19.89     45,738.69
                                                       2007     19.89        20.30     39,084.69
                                                       2008     20.30        16.92     18,210.54
                                                       2009     16.92        21.93      9,578.61
                                                       2010     21.93        24.26          1.94
                                                       2011     24.26        25.24          0.00
                                                       2012     25.24        27.59          0.00
                                                       2013     27.59        27.35          0.00
                                                       2014     27.35        28.32          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.28        15.24     38,078.20
                                                       2006     15.24        15.57     33,343.12
                                                       2007     15.57        15.92     25,692.15
                                                       2008     15.92        15.57     18,130.04
                                                       2009     15.57        15.93      8,153.37
                                                       2010     15.93        16.53          3.89
                                                       2011     16.53        17.10          0.00
                                                       2012     17.10        17.32          0.00
                                                       2013     17.32        16.88          0.00
                                                       2014     16.88        17.01          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     36.18        36.59     23,569.26
                                                       2006     36.59        39.65     17,060.48
                                                       2007     39.65        41.16     15,523.04
                                                       2008     41.16        30.37     11,170.71
                                                       2009     30.37        34.94      3,996.64
                                                       2010     34.94        37.56          2.84
                                                       2011     37.56        38.24          0.00
                                                       2012     38.24        42.13          0.00
                                                       2013     42.13        49.82          0.00
                                                       2014     49.82        54.03          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.78       $32.22     50,363.72
                                                            2006     32.22        36.21     57,658.41
                                                            2007     36.21        37.13     52,841.38
                                                            2008     37.13        22.08     49,989.04
                                                            2009     22.08        28.59     30,967.02
                                                            2010     28.59        31.39          1.62
                                                            2011     31.39        29.55          0.00
                                                            2012     29.55        32.70          0.00
                                                            2013     32.70        42.89          0.00
                                                            2014     42.89        46.53          0.00

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     61.53        62.52      9,781.28
                                                            2006     62.52        69.95      6,295.52
                                                            2007     69.95        73.29          0.00
WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     72.68        73.17      6,596.08
                                                            2008     73.17        45.09      3,982.82
                                                            2009     45.09        52.83      2,147.25
                                                            2010     52.83        58.46          1.66
                                                            2011     58.46        57.58          0.00
                                                            2012     57.58        64.24          0.00
                                                            2013     64.24        84.73          0.00
                                                            2014     84.73        94.63          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.85 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 14.04      $ 14.68        285.76
                                                       2007     14.68        14.87      2,966.80
                                                       2008     14.87        13.21      5,323.72
                                                       2009     13.21        14.58      5,861.01
                                                       2010     14.58        15.21     11,666.92
                                                       2011     15.21        15.82      6,677.55
                                                       2012     15.82        16.34      6,740.41
                                                       2013     16.34        15.67      6,364.76
                                                       2014     15.67        16.17      6,343.69

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.75        23.04     41,539.10
                                                       2006     23.04        28.01     76,385.21
                                                       2007     28.01        33.34     66,717.75
                                                       2008     33.34        15.18     60,337.00
                                                       2009     15.18        24.01     55,245.60
                                                       2010     24.01        28.81     65,640.24
                                                       2011     28.81        22.83     52,057.82
                                                       2012     22.83        26.45     49,747.37
                                                       2013     26.45        33.26     47,742.34
                                                       2014     33.26        33.29     44,505.32

American Funds Growth Investment Division+ (Class 2).. 2005    112.86       128.55     19,557.50
                                                       2006    128.55       138.89     18,383.62
                                                       2007    138.89       152.93     16,417.04
                                                       2008    152.93        83.98     14,835.46
                                                       2009     83.98       114.76     13,657.62
                                                       2010    114.76       133.51     17,941.24
                                                       2011    133.51       125.27     13,126.35
                                                       2012    125.27       144.74     12,739.62
                                                       2013    144.74       184.59     11,411.71
                                                       2014    184.59       196.33      9,939.11

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     86.18        89.40     20,444.99
                                                       2006     89.40       100.96     18,095.73
                                                       2007    100.96       103.94     16,950.80
                                                       2008    103.94        63.31     13,873.69
                                                       2009     63.31        81.45     12,956.38
                                                       2010     81.45        88.96     18,114.74
                                                       2011     88.96        85.61     14,345.28
                                                       2012     85.61        98.57     13,169.67
                                                       2013     98.57       128.99     11,922.99
                                                       2014    128.99       139.89     10,948.43

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.84       $14.85       9,346.37
                                                         2006     14.85        16.96      14,776.72
                                                         2007     16.96        18.34      18,467.12
                                                         2008     18.34        10.04      17,770.84
                                                         2009     10.04        12.03      12,871.02
                                                         2010     12.03        12.64      11,608.29
                                                         2011     12.64         9.93       8,632.39
                                                         2012      9.93        11.63       6,623.36
                                                         2013     11.63        13.17       6,288.13
                                                         2014     13.17        12.51       6,164.95

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.59        12.61     160,102.82
                                                         2006     12.61        12.86     139,979.46
                                                         2007     12.86        13.47     131,688.50
                                                         2008     13.47        13.98     104,043.86
                                                         2009     13.98        14.43      90,102.38
                                                         2010     14.43        14.99     114,344.15
                                                         2011     14.99        15.80     105,945.66
                                                         2012     15.80        16.08      94,732.26
                                                         2013     16.08        15.40      95,703.56
                                                         2014     15.40        15.97      91,117.55

BlackRock Bond Income Investment Division (Class E)..... 2005     43.74        43.91      14,215.57
                                                         2006     43.91        44.94      13,307.82
                                                         2007     44.94        46.82      20,624.84
                                                         2008     46.82        44.32      12,896.03
                                                         2009     44.32        47.55      11,821.24
                                                         2010     47.55        50.50      13,337.57
                                                         2011     50.50        52.75       9,226.44
                                                         2012     52.75        55.60       5,335.98
                                                         2013     55.60        54.09       4,668.76
                                                         2014     54.09        56.77       3,993.66

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.68        12.12      32,531.60
                                                         2006     12.12        14.18      41,217.36
                                                         2007     14.18        14.37      36,217.61
                                                         2008     14.37         9.16      25,717.55
                                                         2009      9.16        10.00      22,067.34
                                                         2010     10.00        10.70      26,798.81
                                                         2011     10.70        10.73      21,352.88
                                                         2012     10.73        12.02      25,488.59
                                                         2013     12.02        15.57      23,336.92
                                                         2014     15.57        16.78      22,618.36

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $20.31       $20.48     15,285.58
                                                             2006     20.48        21.04      5,782.47
                                                             2007     21.04        21.67      4,700.57
                                                             2008     21.67        21.85      6,610.48
                                                             2009     21.85        21.51     13,324.06
                                                             2010     21.51        21.12      9,360.95
                                                             2011     21.12        20.73      5,640.48
                                                             2012     20.73        20.35      5,808.19
                                                             2013     20.35        19.98      5,497.52
                                                             2014     19.98        19.61      5,511.97

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.14         7.97     10,463.75
                                                             2006      7.97         7.69      8,597.02
                                                             2007      7.69         7.73      6,076.74
                                                             2008      7.73         4.62      9,764.62
                                                             2009      4.62         6.05      9,405.48
                                                             2010      6.05         7.35     11,922.11
                                                             2011      7.35         7.47     25,251.11
                                                             2012      7.47         8.70     30,175.93
                                                             2013      8.70        12.45     27,199.39
                                                             2014     12.45        14.54     62,490.49

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.36         8.79      3,574.99
                                                             2006      8.79         9.17      3,334.78

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.13         9.77      3,911.20
                                                             2007      9.77         9.03      4,743.52
                                                             2008      9.03         4.02      1,836.51
                                                             2009      4.02         5.45        491.98
                                                             2010      5.45         5.75        642.16
                                                             2011      5.75         6.10          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     35.20        38.20      4,043.86
                                                             2006     38.20        39.96     12,244.97
                                                             2007     39.96        47.22      7,191.33
                                                             2008     47.22        25.13      8,198.16
                                                             2009     25.13        36.80      6,046.80
                                                             2010     36.80        41.62      7,281.18
                                                             2011     41.62        39.55      7,040.17
                                                             2012     39.55        43.03      6,220.61
                                                             2013     43.03        56.01      5,626.20
                                                             2014     56.01        61.01      5,379.12

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.81       $15.49     21,405.85
                                                           2006     15.49        19.62     37,922.17
                                                           2007     19.62        19.07     34,317.06
                                                           2008     19.07        11.07     19,156.17
                                                           2009     11.07        16.88     19,058.27
                                                           2010     16.88        19.30     20,133.35
                                                           2011     19.30        16.27     18,376.93
                                                           2012     16.27        20.65     16,656.48
                                                           2013     20.65        26.49     16,772.99
                                                           2014     26.49        24.53     15,809.61

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.24        23.37     77,812.63
                                                           2006     23.37        25.53     71,512.90
                                                           2007     25.53        25.88     61,609.83
                                                           2008     25.88        13.36     53,391.33
                                                           2009     13.36        19.39     51,407.72
                                                           2010     19.39        24.02     64,852.37
                                                           2011     24.02        22.03     59,897.09
                                                           2012     22.03        24.34          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E))..................................... 2012     24.22        24.83     44,581.12
                                                           2013     24.83        31.80     46,678.38
                                                           2014     31.80        34.26     45,196.12

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.05        12.83      5,359.32
                                                           2006     12.83        14.39      9,891.28
                                                           2007     14.39        15.71      5,766.17
                                                           2008     15.71         9.45      6,251.83
                                                           2009      9.45        12.43      5,527.91
                                                           2010     12.43        15.42      7,797.63
                                                           2011     15.42        14.98      3,263.07
                                                           2012     14.98        17.41      3,195.12
                                                           2013     17.41        23.98      3,082.05
                                                           2014     23.98        25.44      2,981.07

Jennison Growth Investment Division (Class E)............. 2005      3.98         4.77     16,188.24
                                                           2006      4.77         4.80     15,352.54
                                                           2007      4.80         5.26     13,338.99
                                                           2008      5.26         3.27      4,472.86
                                                           2009      3.27         4.50      3,487.75
                                                           2010      4.50         4.92     22,776.75
                                                           2011      4.92         4.84     20,679.95
                                                           2012      4.84         5.50     25,657.47
                                                           2013      5.50         7.39     14,855.89
                                                           2014      7.39         7.90     14,470.67

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.31       $ 3.94     17,670.96

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     25.48        26.70      3,613.34
                                                         2006     26.70        30.54      6,980.67
                                                         2007     30.54        33.50      7,310.03
                                                         2008     33.50        21.04      5,202.60
                                                         2009     21.04        26.87      4,225.14
                                                         2010     26.87        33.59      6,387.12
                                                         2011     33.59        33.12      3,481.37
                                                         2012     33.12        37.19      3,074.27
                                                         2013     37.19        51.41      2,797.30
                                                         2014     51.41        52.28      2,552.17

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.63         9.87      9,320.83
                                                         2006      9.87        10.65      8,812.48
                                                         2007     10.65        10.92      9,436.31
                                                         2008     10.92         6.29      6,159.24
                                                         2009      6.29         8.02      4,504.66
                                                         2010      8.02        10.35      6,933.51
                                                         2011     10.35        10.46      4,850.15
                                                         2012     10.46        11.39      4,428.29
                                                         2013     11.39        16.61      2,059.56
                                                         2014     16.61        16.48      2,119.17

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.70        12.67     21,479.48
                                                         2006     12.67        13.58     21,717.91
                                                         2007     13.58        14.23     20,997.86
                                                         2008     14.23        11.38     23,505.96
                                                         2009     11.38        15.29     25,749.04
                                                         2010     15.29        16.97     22,550.50
                                                         2011     16.97        17.44     16,414.39
                                                         2012     17.44        19.35     15,352.20
                                                         2013     19.35        20.52     11,580.97
                                                         2014     20.52        21.13     13,750.86

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     31.63        34.10     54,715.60
                                                         2006     34.10        37.59     33,272.54
                                                         2007     37.59        34.32     24,541.16
                                                         2008     34.32        18.16     17,998.70
                                                         2009     18.16        25.20     15,543.98
                                                         2010     25.20        28.42     20,088.96
                                                         2011     28.42        29.74     15,620.24
                                                         2012     29.74        32.61     15,900.93
                                                         2013     32.61        43.75     13,090.57
                                                         2014     43.75        43.71      8,521.66

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.87       $14.17      80,435.88
                                                   2006     14.17        15.28      78,535.41
                                                   2007     15.28        16.15      68,078.34
                                                   2008     16.15        10.09      58,410.60
                                                   2009     10.09        13.57      52,244.07
                                                   2010     13.57        16.79      40,339.35
                                                   2011     16.79        16.14      54,923.30
                                                   2012     16.14        18.61      54,578.28
                                                   2013     18.61        24.29      50,140.44
                                                   2014     24.29        26.08      47,071.82

MetLife Stock Index Investment Division (Class E). 2005     35.40        36.31     114,020.79
                                                   2006     36.31        41.10      86,703.53
                                                   2007     41.10        42.38      79,508.03
                                                   2008     42.38        26.13      84,730.94
                                                   2009     26.13        32.34      65,886.50
                                                   2010     32.34        36.39      88,556.31
                                                   2011     36.39        36.33      76,169.02
                                                   2012     36.33        41.21      68,259.46
                                                   2013     41.21        53.33      64,364.09
                                                   2014     53.33        59.26      59,294.25

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     11.02        12.60      10,534.66
                                                   2006     12.60        15.69      26,086.51
                                                   2007     15.69        17.46      29,483.95
                                                   2008     17.46         9.88      20,671.81
                                                   2009      9.88        12.78      13,529.34
                                                   2010     12.78        13.99      16,572.42
                                                   2011     13.99        12.28      10,253.89
                                                   2012     12.28        14.08       9,925.39
                                                   2013     14.08        16.50       9,791.94
                                                   2014     16.50        15.09       9,678.06

MFS(R) Total Return Investment Division (Class E). 2005     36.91        37.27      21,930.33
                                                   2006     37.27        40.96      12,278.96
                                                   2007     40.96        41.86      22,416.46
                                                   2008     41.86        31.91      26,643.32
                                                   2009     31.91        37.05      22,585.73
                                                   2010     37.05        39.94      32,559.36
                                                   2011     39.94        40.06      30,280.10
                                                   2012     40.06        43.76      22,203.89
                                                   2013     43.76        51.00      21,206.04
                                                   2014     51.00        54.25      19,940.58

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.81       $12.38     67,934.93
                                                           2006     12.38        14.33     54,497.06
                                                           2007     14.33        13.52     50,718.40
                                                           2008     13.52         8.81     41,501.27
                                                           2009      8.81        10.43     35,529.36
                                                           2010     10.43        11.40     44,214.34
                                                           2011     11.40        11.28     33,783.51
                                                           2012     11.28        12.88     34,205.45
                                                           2013     12.88        17.16     49,387.06
                                                           2014     17.16        18.63     26,250.58

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.85        26.96     22,313.31
                                                           2006     26.96        29.58     20,520.91
                                                           2007     29.58        30.21     11,143.64
                                                           2008     30.21        18.08      4,642.56
                                                           2009     18.08        21.59      4,925.07
                                                           2010     21.59        24.25      5,729.62
                                                           2011     24.25        22.31      5,674.28
                                                           2012     22.31        25.31      7,661.10
                                                           2013     25.31        27.83          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.39        14.36     27,809.67
                                                           2011     14.36        13.12     23,974.38
                                                           2012     13.12        14.10     20,901.29
                                                           2013     14.10        19.25     15,710.67
                                                           2014     19.25        19.11     15,854.41

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.18        16.95     23,907.92
                                                           2006     16.95        18.58     26,431.38
                                                           2007     18.58        19.73     22,714.49
                                                           2008     19.73         8.64     23,983.07
                                                           2009      8.64        11.35     21,034.65
                                                           2010     11.35        12.26          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.97        12.18     83,251.25
                                                           2006     12.18        15.02     69,397.19
                                                           2007     15.02        16.30     81,797.44
                                                           2008     16.30         9.25     54,682.46
                                                           2009      9.25        11.67     44,827.68
                                                           2010     11.67        12.38     56,675.88
                                                           2011     12.38        10.62     49,225.45
                                                           2012     10.62        12.32     50,036.45
                                                           2013     12.32        14.70     49,853.71
                                                           2014     14.70        13.55     47,005.58

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.80       $18.17     86,008.74
                                                         2006     18.17        20.80     78,846.01
                                                         2007     20.80        19.69     75,542.93
                                                         2008     19.69        11.88     67,262.75
                                                         2009     11.88        13.17     61,554.41
                                                         2010     13.17        15.71     74,584.52
                                                         2011     15.71        16.28     57,793.16
                                                         2012     16.28        17.56     37,888.67
                                                         2013     17.56        23.86     40,908.34
                                                         2014     23.86        23.37     32,401.97

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.41        14.25     14,798.27
                                                         2006     14.25        16.05     16,355.97
                                                         2007     16.05        15.34     21,151.73
                                                         2008     15.34         9.30      9,017.43
                                                         2009      9.30        12.49      6,881.48
                                                         2010     12.49        15.10      7,558.34
                                                         2011     15.10        14.04      6,783.36
                                                         2012     14.04        14.53      5,879.63
                                                         2013     14.53        15.73          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.33        16.34     13,658.21
                                                         2006     16.34        18.69     17,362.38
                                                         2007     18.69        19.50     20,229.78
                                                         2008     19.50        11.39     17,288.07
                                                         2009     11.39        15.66     18,094.43
                                                         2010     15.66        17.85     15,661.30
                                                         2011     17.85        16.05     14,398.30
                                                         2012     16.05        19.12     14,365.62
                                                         2013     19.12        23.90     14,550.75
                                                         2014     23.90        23.98      7,492.36

PIMCO Total Return Investment Division (Class E)........ 2005     11.81        11.86     57,082.34
                                                         2006     11.86        12.19     45,629.93
                                                         2007     12.19        12.88     52,878.64
                                                         2008     12.88        12.70     46,071.42
                                                         2009     12.70        14.74     53,128.87
                                                         2010     14.74        15.66     95,242.58
                                                         2011     15.66        15.89     60,514.03
                                                         2012     15.89        17.04     60,538.04
                                                         2013     17.04        16.43     41,006.40
                                                         2014     16.43        16.83     37,546.80

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.21       $15.59     27,898.11
                                                          2006     15.59        18.02     44,470.27
                                                          2007     18.02        17.39     24,872.41
                                                          2008     17.39        11.34     16,450.26
                                                          2009     11.34        14.01     14,815.55
                                                          2010     14.01        17.41     24,427.00
                                                          2011     17.41        16.38     22,940.70
                                                          2012     16.38        18.67     18,411.22
                                                          2013     18.67        25.36     19,351.35
                                                          2014     25.36        26.12     18,152.46

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.81        12.34     28,663.46
                                                          2006     12.34        13.69     25,822.06
                                                          2007     13.69        14.68     27,330.57
                                                          2008     14.68         8.36     28,191.45
                                                          2009      8.36        11.76     30,184.39
                                                          2010     11.76        13.49     30,997.43
                                                          2011     13.49        13.08     27,143.77
                                                          2012     13.08        15.25     28,305.02
                                                          2013     15.25        20.80     34,169.50
                                                          2014     20.80        22.24     25,163.29

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.27         4.66     51,768.53
                                                          2006      4.66         4.82     37,104.91
                                                          2007      4.82         6.24     95,339.67
                                                          2008      6.24         3.40     35,816.39
                                                          2009      3.40         5.31     46,537.56
                                                          2010      5.31         6.68     38,506.13
                                                          2011      6.68         5.90     33,850.45
                                                          2012      5.90         6.51     32,130.46
                                                          2013      6.51         6.80          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.03         7.90     22,194.00
                                                          2006      7.90         8.25     26,839.68
                                                          2007      8.25         9.53     48,357.23
                                                          2008      9.53         5.65     48,546.16
                                                          2009      5.65         8.06     48,814.10
                                                          2010      8.06        10.13     49,044.84
                                                          2011     10.13         9.78     38,013.00
                                                          2012      9.78        10.93     40,454.80
                                                          2013     10.93        14.67     40,327.22
                                                          2014     14.67        16.26     27,238.27

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.78       $13.90     20,272.55
                                                       2006     13.90        14.15     14,223.45
                                                       2007     14.15        15.24     10,688.00
                                                       2008     15.24         9.53     10,545.45
                                                       2009      9.53        12.99      6,922.34
                                                       2010     12.99        17.17     10,268.60
                                                       2011     17.17        17.12      9,623.07
                                                       2012     17.12        19.51      8,533.62
                                                       2013     19.51        27.64      8,761.35
                                                       2014     27.64        28.95      7,737.62

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     19.06        19.21     52,995.05
                                                       2006     19.21        19.77     52,831.41
                                                       2007     19.77        20.16     37,746.74
                                                       2008     20.16        16.80     28,074.63
                                                       2009     16.80        21.77     26,247.60
                                                       2010     21.77        24.07     30,737.97
                                                       2011     24.07        25.03     22,629.52
                                                       2012     25.03        27.34     19,080.07
                                                       2013     27.34        27.09     15,087.96
                                                       2014     27.09        28.03     13,199.47

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.20        15.16     15,547.01
                                                       2006     15.16        15.47     12,946.30
                                                       2007     15.47        15.82     13,130.41
                                                       2008     15.82        15.46     18,408.71
                                                       2009     15.46        15.81     22,906.28
                                                       2010     15.81        16.40     20,314.37
                                                       2011     16.40        16.95     11,525.84
                                                       2012     16.95        17.16      8,372.07
                                                       2013     17.16        16.72      6,610.56
                                                       2014     16.72        16.84      6,005.10

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     35.85        36.23     28,451.08
                                                       2006     36.23        39.24     21,678.25
                                                       2007     39.24        40.72     20,073.29
                                                       2008     40.72        30.03     20,927.10
                                                       2009     30.03        34.53     19,810.85
                                                       2010     34.53        37.10     33,478.61
                                                       2011     37.10        37.76     28,351.55
                                                       2012     37.76        41.58     27,190.63
                                                       2013     41.58        49.14     26,293.83
                                                       2014     49.14        53.26     25,138.80

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.63       $32.04     15,937.08
                                                            2006     32.04        35.99     17,394.56
                                                            2007     35.99        36.89     16,599.66
                                                            2008     36.89        21.92     13,555.01
                                                            2009     21.92        28.37     11,593.58
                                                            2010     28.37        31.14     16,518.54
                                                            2011     31.14        29.29     13,995.82
                                                            2012     29.29        32.41     23,745.76
                                                            2013     32.41        42.48     22,704.19
                                                            2014     42.48        46.06     21,928.28

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     60.87        61.82      8,337.32
                                                            2006     61.82        69.14      7,240.96
                                                            2007     69.14        72.42          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     71.82        72.27      6,132.85
                                                            2008     72.27        44.51      4,951.05
                                                            2009     44.51        52.13      3,998.29
                                                            2010     52.13        57.66      5,376.30
                                                            2011     57.66        56.77      4,431.32
                                                            2012     56.77        63.30      3,706.62
                                                            2013     63.30        83.44      2,101.83
                                                            2014     83.44        93.15      2,254.62

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.90 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.98      $ 14.61      8,302.42
                                                       2007     14.61        14.79     45,731.95
                                                       2008     14.79        13.13     13,981.78
                                                       2009     13.13        14.49      5,972.30
                                                       2010     14.49        15.11      2,912.11
                                                       2011     15.11        15.71          0.00
                                                       2012     15.71        16.21          0.00
                                                       2013     16.21        15.54          0.00
                                                       2014     15.54        16.03          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.68        22.95     75,518.87
                                                       2006     22.95        27.89     65,936.39
                                                       2007     27.89        33.18     69,803.28
                                                       2008     33.18        15.10     67,083.02
                                                       2009     15.10        23.87     57,472.60
                                                       2010     23.87        28.63     34,470.86
                                                       2011     28.63        22.68        973.94
                                                       2012     22.68        26.26        841.21
                                                       2013     26.26        33.00        829.78
                                                       2014     33.00        33.01        826.07

American Funds Growth Investment Division+ (Class 2).. 2005    111.69       127.15     35,235.78
                                                       2006    127.15       137.31     29,683.32
                                                       2007    137.31       151.12     28,363.02
                                                       2008    151.12        82.94     26,111.18
                                                       2009     82.94       113.28     22,757.03
                                                       2010    113.28       131.72     11,496.04
                                                       2011    131.72       123.53        686.28
                                                       2012    123.53       142.67        593.96
                                                       2013    142.67       181.85        538.53
                                                       2014    181.85       193.32        317.99

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     85.28        88.43     35,378.65
                                                       2006     88.43        99.81     32,205.65
                                                       2007     99.81       102.71     30,390.79
                                                       2008    102.71        62.53     26,080.28
                                                       2009     62.53        80.40     23,184.24
                                                       2010     80.40        87.77     11,267.49
                                                       2011     87.77        84.42        256.41
                                                       2012     84.42        97.16        227.26
                                                       2013     97.16       127.08         27.13
                                                       2014    127.08       137.74         25.87

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.76       $14.75      12,454.27
                                                         2006     14.75        16.82      20,085.13
                                                         2007     16.82        18.19      20,793.95
                                                         2008     18.19         9.96      22,987.03
                                                         2009      9.96        11.91      16,401.40
                                                         2010     11.91        12.51       9,633.92
                                                         2011     12.51         9.82         496.43
                                                         2012      9.82        11.51         252.33
                                                         2013     11.51        13.02         252.33
                                                         2014     13.02        12.37         252.33

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.55        12.56     351,512.09
                                                         2006     12.56        12.80     299,065.59
                                                         2007     12.80        13.40     279,476.93
                                                         2008     13.40        13.91     176,960.32
                                                         2009     13.91        14.35     169,128.17
                                                         2010     14.35        14.90     117,594.21
                                                         2011     14.90        15.70       3,448.44
                                                         2012     15.70        15.97       3,816.92
                                                         2013     15.97        15.29       2,331.59
                                                         2014     15.29        15.84       1,785.00

BlackRock Bond Income Investment Division (Class E)..... 2005     43.27        43.42      30,252.66
                                                         2006     43.42        44.42      25,791.23
                                                         2007     44.42        46.25      20,574.99
                                                         2008     46.25        43.76      16,794.85
                                                         2009     43.76        46.92      15,213.98
                                                         2010     46.92        49.81       8,566.67
                                                         2011     49.81        52.01         109.83
                                                         2012     52.01        54.79         109.83
                                                         2013     54.79        53.27         109.83
                                                         2014     53.27        55.88         109.83

BlackRock Large Cap Value Investment Division (Class E). 2005     11.66        12.09      36,886.96
                                                         2006     12.09        14.15      36,842.26
                                                         2007     14.15        14.33      41,901.90
                                                         2008     14.33         9.13      34,042.05
                                                         2009      9.13         9.96      30,626.85
                                                         2010      9.96        10.66      16,790.55
                                                         2011     10.66        10.68           0.00
                                                         2012     10.68        11.96           0.00
                                                         2013     11.96        15.48           0.00
                                                         2014     15.48        16.67           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $20.09       $20.25       6,206.05
                                                             2006     20.25        20.80     116,864.92
                                                             2007     20.80        21.41     133,941.33
                                                             2008     21.41        21.57     152,559.23
                                                             2009     21.57        21.23      88,214.97
                                                             2010     21.23        20.83      63,914.27
                                                             2011     20.83        20.44      34,332.98
                                                             2012     20.44        20.06           0.00
                                                             2013     20.06        19.68           0.00
                                                             2014     19.68        19.31           0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.12         7.95      17,725.36
                                                             2006      7.95         7.67      15,578.74
                                                             2007      7.67         7.70      10,782.29
                                                             2008      7.70         4.61       9,783.69
                                                             2009      4.61         6.02       9,491.84
                                                             2010      6.02         7.32         792.95
                                                             2011      7.32         7.43         401.67
                                                             2012      7.43         8.64         384.71
                                                             2013      8.64        12.37         349.66
                                                             2014     12.37        14.44         769.42

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.33         8.76       2,866.69
                                                             2006      8.76         9.14       2,844.02

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.10         9.73       2,149.98
                                                             2007      9.73         8.99       2,511.02
                                                             2008      8.99         4.00       1,990.50
                                                             2009      4.00         5.42       2,379.85
                                                             2010      5.42         5.71          12.22
                                                             2011      5.71         6.06           0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     34.91        37.87      25,733.02
                                                             2006     37.87        39.58      17,566.02
                                                             2007     39.58        46.75      16,376.38
                                                             2008     46.75        24.87      16,834.72
                                                             2009     24.87        36.40      15,704.76
                                                             2010     36.40        41.15       9,430.98
                                                             2011     41.15        39.09           0.00
                                                             2012     39.09        42.50           0.00
                                                             2013     42.50        55.29           0.00
                                                             2014     55.29        60.20           0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.79       $15.46     56,065.91
                                                           2006     15.46        19.57     73,277.49
                                                           2007     19.57        19.01     65,916.50
                                                           2008     19.01        11.03     42,456.25
                                                           2009     11.03        16.81     39,719.10
                                                           2010     16.81        19.22     22,244.46
                                                           2011     19.22        16.19        535.07
                                                           2012     16.19        20.54        534.86
                                                           2013     20.54        26.33        512.99
                                                           2014     26.33        24.37        512.99

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.18        23.29     68,756.49
                                                           2006     23.29        25.43     52,627.44
                                                           2007     25.43        25.76     54,595.36
                                                           2008     25.76        13.29     51,528.37
                                                           2009     13.29        19.29     42,980.75
                                                           2010     19.29        23.87     21,995.73
                                                           2011     23.87        21.89        492.49
                                                           2012     21.89        24.17          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     24.06        24.65        441.55
                                                           2013     24.65        31.56        436.58
                                                           2014     31.56        33.98        430.73

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.03        12.81      5,771.26
                                                           2006     12.81        14.36      6,166.00
                                                           2007     14.36        15.66      7,295.83
                                                           2008     15.66         9.42      7,339.58
                                                           2009      9.42        12.38      6,100.85
                                                           2010     12.38        15.35      1,620.32
                                                           2011     15.35        14.91          0.00
                                                           2012     14.91        17.31          0.00
                                                           2013     17.31        23.84          0.00
                                                           2014     23.84        25.27          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.97         4.76     31,624.41
                                                           2006      4.76         4.79     22,061.13
                                                           2007      4.79         5.24      9,107.69
                                                           2008      5.24         3.26      9,198.20
                                                           2009      3.26         4.48     15,348.41
                                                           2010      4.48         4.89      6,469.56
                                                           2011      4.89         4.82        159.08
                                                           2012      4.82         5.46      1,225.78
                                                           2013      5.46         7.34      1,225.78
                                                           2014      7.34         7.84      1,225.78

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.30       $ 3.93     22,269.49

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     25.34        26.55     10,412.49
                                                         2006     26.55        30.35     15,689.55
                                                         2007     30.35        33.27     11,368.47
                                                         2008     33.27        20.89     10,327.72
                                                         2009     20.89        26.66      9,461.54
                                                         2010     26.66        33.31      3,981.16
                                                         2011     33.31        32.83        183.85
                                                         2012     32.83        36.84        183.74
                                                         2013     36.84        50.91        172.76
                                                         2014     50.91        51.75        172.76

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.61         9.85     17,329.02
                                                         2006      9.85        10.62     14,849.70
                                                         2007     10.62        10.89     14,540.16
                                                         2008     10.89         6.26     16,140.35
                                                         2009      6.26         7.99     14,343.49
                                                         2010      7.99        10.30      1,912.92
                                                         2011     10.30        10.40          0.00
                                                         2012     10.40        11.32          0.00
                                                         2013     11.32        16.51          0.00
                                                         2014     16.51        16.37          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.65        12.61     64,834.29
                                                         2006     12.61        13.51     55,060.04
                                                         2007     13.51        14.15     63,217.97
                                                         2008     14.15        11.31     45,725.58
                                                         2009     11.31        15.19     38,501.95
                                                         2010     15.19        16.85     21,947.48
                                                         2011     16.85        17.31      1,795.83
                                                         2012     17.31        19.19      1,624.17
                                                         2013     19.19        20.35      1,755.83
                                                         2014     20.35        20.95      4,978.81

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     31.45        33.89     47,002.14
                                                         2006     33.89        37.34     42,284.04
                                                         2007     37.34        34.07     38,147.80
                                                         2008     34.07        18.02     32,394.51
                                                         2009     18.02        24.99     25,157.15
                                                         2010     24.99        28.17     15,138.41
                                                         2011     28.17        29.47      1,583.38
                                                         2012     29.47        32.29      1,602.82
                                                         2013     32.29        43.30      1,430.20
                                                         2014     43.30        43.23      1,543.71

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.84       $14.13      83,733.92
                                                   2006     14.13        15.23      81,561.45
                                                   2007     15.23        16.09      65,302.45
                                                   2008     16.09        10.05      63,984.53
                                                   2009     10.05        13.50      57,871.56
                                                   2010     13.50        16.71      28,449.22
                                                   2011     16.71        16.05         949.76
                                                   2012     16.05        18.49         929.53
                                                   2013     18.49        24.12         778.28
                                                   2014     24.12        25.89         766.70

MetLife Stock Index Investment Division (Class E). 2005     35.14        36.03     188,827.97
                                                   2006     36.03        40.76     170,324.27
                                                   2007     40.76        42.01     159,758.97
                                                   2008     42.01        25.89     152,533.23
                                                   2009     25.89        32.02     138,128.74
                                                   2010     32.02        36.01      82,207.30
                                                   2011     36.01        35.94       2,038.16
                                                   2012     35.94        40.74       2,089.39
                                                   2013     40.74        52.70       1,340.96
                                                   2014     52.70        58.54       1,097.01

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.99        12.57      20,177.00
                                                   2006     12.57        15.64      51,532.57
                                                   2007     15.64        17.40      56,117.46
                                                   2008     17.40         9.84      41,656.75
                                                   2009      9.84        12.72      32,306.21
                                                   2010     12.72        13.92      19,941.60
                                                   2011     13.92        12.21           0.00
                                                   2012     12.21        14.00           0.00
                                                   2013     14.00        16.39           0.00
                                                   2014     16.39        14.99           0.00

MFS(R) Total Return Investment Division (Class E). 2005     36.59        36.93      15,082.43
                                                   2006     36.93        40.56      38,985.17
                                                   2007     40.56        41.43      55,843.58
                                                   2008     41.43        31.56      47,932.74
                                                   2009     31.56        36.64      45,504.43
                                                   2010     36.64        39.47      17,454.29
                                                   2011     39.47        39.56      12,485.29
                                                   2012     39.56        43.21       7,634.49
                                                   2013     43.21        50.32       7,742.99
                                                   2014     50.32        53.50       2,998.77

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.77       $12.34     109,224.41
                                                           2006     12.34        14.28      92,846.80
                                                           2007     14.28        13.45      74,177.43
                                                           2008     13.45         8.76      67,499.00
                                                           2009      8.76        10.38      59,539.31
                                                           2010     10.38        11.33      31,516.80
                                                           2011     11.33        11.20         503.93
                                                           2012     11.20        12.79         419.91
                                                           2013     12.79        17.03         180.52
                                                           2014     17.03        18.48         172.13

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.70        26.79      10,879.80
                                                           2006     26.79        29.38      10,192.08
                                                           2007     29.38        29.99      10,652.42
                                                           2008     29.99        17.94       8,003.84
                                                           2009     17.94        21.41       7,694.81
                                                           2010     21.41        24.04       4,488.50
                                                           2011     24.04        22.10           0.00
                                                           2012     22.10        25.06           0.00
                                                           2013     25.06        27.56           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.31        14.26      10,308.75
                                                           2011     14.26        13.03       2,731.99
                                                           2012     13.03        13.99       2,798.03
                                                           2013     13.99        19.09       2,429.56
                                                           2014     19.09        18.94       2,589.47

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.11        16.87      27,038.96
                                                           2006     16.87        18.49      22,095.35
                                                           2007     18.49        19.63      22,599.70
                                                           2008     19.63         8.59      24,930.34
                                                           2009      8.59        11.27      19,977.47
                                                           2010     11.27        12.18           0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.94        12.13     116,909.90
                                                           2006     12.13        14.96     111,174.05
                                                           2007     14.96        16.23     103,672.89
                                                           2008     16.23         9.21     111,642.29
                                                           2009      9.21        11.61      92,150.07
                                                           2010     11.61        12.30      49,602.74
                                                           2011     12.30        10.55       3,881.01
                                                           2012     10.55        12.23       3,904.25
                                                           2013     12.23        14.59       3,563.36
                                                           2014     14.59        13.44       3,919.75

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.76       $18.12     173,335.54
                                                         2006     18.12        20.74     141,003.70
                                                         2007     20.74        19.62     127,084.88
                                                         2008     19.62        11.83     104,037.56
                                                         2009     11.83        13.11      98,345.69
                                                         2010     13.11        15.63      58,570.31
                                                         2011     15.63        16.19         355.51
                                                         2012     16.19        17.45         146.78
                                                         2013     17.45        23.70         141.21
                                                         2014     23.70        23.21         134.64

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.39        14.22      17,991.04
                                                         2006     14.22        16.01      23,011.11
                                                         2007     16.01        15.29      17,686.83
                                                         2008     15.29         9.26      15,006.86
                                                         2009      9.26        12.44      11,927.44
                                                         2010     12.44        15.03       6,370.01
                                                         2011     15.03        13.97           0.00
                                                         2012     13.97        14.45           0.00
                                                         2013     14.45        15.64           0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.28        16.27      12,974.62
                                                         2006     16.27        18.60      13,594.90
                                                         2007     18.60        19.40      13,438.30
                                                         2008     19.40        11.32      11,966.09
                                                         2009     11.32        15.56      10,478.17
                                                         2010     15.56        17.73       4,922.31
                                                         2011     17.73        15.93         546.02
                                                         2012     15.93        18.97         527.11
                                                         2013     18.97        23.70         715.81
                                                         2014     23.70        23.77         715.81

PIMCO Total Return Investment Division (Class E)........ 2005     11.78        11.83     228,104.58
                                                         2006     11.83        12.15     134,722.82
                                                         2007     12.15        12.83     148,495.59
                                                         2008     12.83        12.65     134,376.28
                                                         2009     12.65        14.67     122,195.87
                                                         2010     14.67        15.58      80,206.66
                                                         2011     15.58        15.80       5,941.04
                                                         2012     15.80        16.94       7,167.16
                                                         2013     16.94        16.32       7,289.34
                                                         2014     16.32        16.71       8,671.20

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.16       $15.53     50,049.99
                                                          2006     15.53        17.94     49,117.28
                                                          2007     17.94        17.31     43,566.62
                                                          2008     17.31        11.28     41,467.67
                                                          2009     11.28        13.93     36,927.94
                                                          2010     13.93        17.31     20,823.42
                                                          2011     17.31        16.28      2,337.56
                                                          2012     16.28        18.54      2,328.95
                                                          2013     18.54        25.17      1,901.08
                                                          2014     25.17        25.91      2,110.02

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.77        12.30     24,290.61
                                                          2006     12.30        13.63     21,458.90
                                                          2007     13.63        14.61     29,530.51
                                                          2008     14.61         8.32     27,893.36
                                                          2009      8.32        11.69     16,974.15
                                                          2010     11.69        13.41     11,226.85
                                                          2011     13.41        12.99      2,272.38
                                                          2012     12.99        15.15      1,896.03
                                                          2013     15.15        20.64      2,083.60
                                                          2014     20.64        22.06      2,041.84

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.26         4.65     86,013.73
                                                          2006      4.65         4.81     73,827.22
                                                          2007      4.81         6.22     63,124.39
                                                          2008      6.22         3.38     52,775.10
                                                          2009      3.38         5.29     57,345.33
                                                          2010      5.29         6.64     40,278.36
                                                          2011      6.64         5.87      1,017.68
                                                          2012      5.87         6.47        551.91
                                                          2013      6.47         6.76          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.01         7.88     57,643.02
                                                          2006      7.88         8.23     52,037.86
                                                          2007      8.23         9.49     70,258.72
                                                          2008      9.49         5.62     55,757.62
                                                          2009      5.62         8.03     52,586.61
                                                          2010      8.03        10.08     28,104.88
                                                          2011     10.08         9.73      1,627.56
                                                          2012      9.73        10.87      1,343.66
                                                          2013     10.87        14.58        561.77
                                                          2014     14.58        16.15        561.77

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.73       $13.84     10,450.91
                                                       2006     13.84        14.08      9,325.47
                                                       2007     14.08        15.15     13,575.06
                                                       2008     15.15         9.48     11,701.88
                                                       2009      9.48        12.91     12,632.88
                                                       2010     12.91        17.06      3,703.46
                                                       2011     17.06        17.00      1,005.39
                                                       2012     17.00        19.35        953.20
                                                       2013     19.35        27.41        767.84
                                                       2014     27.41        28.69        767.71

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.96        19.10     84,331.83
                                                       2006     19.10        19.65     74,108.61
                                                       2007     19.65        20.03     55,755.70
                                                       2008     20.03        16.68     49,032.00
                                                       2009     16.68        21.60     36,657.57
                                                       2010     21.60        23.87     17,920.06
                                                       2011     23.87        24.81      1,262.03
                                                       2012     24.81        27.10      1,201.09
                                                       2013     27.10        26.83      1,187.70
                                                       2014     26.83        27.75      1,718.44

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.12        15.07     29,759.10
                                                       2006     15.07        15.38     24,235.19
                                                       2007     15.38        15.71     27,578.09
                                                       2008     15.71        15.35     19,402.36
                                                       2009     15.35        15.69     15,632.99
                                                       2010     15.69        16.27      8,450.73
                                                       2011     16.27        16.81        935.83
                                                       2012     16.81        17.01        883.36
                                                       2013     17.01        16.56          0.00
                                                       2014     16.56        16.67          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     35.52        35.88     60,737.04
                                                       2006     35.88        38.84     27,167.96
                                                       2007     38.84        40.28     31,799.50
                                                       2008     40.28        29.69     22,471.82
                                                       2009     29.69        34.13     20,056.33
                                                       2010     34.13        36.65      6,046.96
                                                       2011     36.65        37.28         21.40
                                                       2012     37.28        41.03          0.00
                                                       2013     41.03        48.47          0.00
                                                       2014     48.47        52.51          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.48       $31.86     28,292.41
                                                            2006     31.86        35.77     29,164.26
                                                            2007     35.77        36.65     29,560.06
                                                            2008     36.65        21.77     26,060.80
                                                            2009     21.77        28.16     22,652.94
                                                            2010     28.16        30.89     11,046.42
                                                            2011     30.89        29.04      2,307.90
                                                            2012     29.04        32.11      1,495.77
                                                            2013     32.11        42.08      1,490.88
                                                            2014     42.08        45.60        914.08

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     60.22        61.13     13,079.30
                                                            2006     61.13        68.33     11,830.71
                                                            2007     68.33        71.56          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     70.96        71.39     10,183.43
                                                            2008     71.39        43.95      8,829.46
                                                            2009     43.95        51.44      8,748.00
                                                            2010     51.44        56.87      5,847.51
                                                            2011     56.87        55.96        126.41
                                                            2012     55.96        62.37         80.77
                                                            2013     62.37        82.18         77.70
                                                            2014     82.18        91.69         74.09

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         1.95 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.91      $ 14.54        609.09
                                                       2007     14.54        14.71      8,556.70
                                                       2008     14.71        13.06      5,627.05
                                                       2009     13.06        14.40      5,174.78
                                                       2010     14.40        15.01         68.28
                                                       2011     15.01        15.59          0.00
                                                       2012     15.59        16.09          0.00
                                                       2013     16.09        15.41          0.00
                                                       2014     15.41        15.89          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.62        22.86     27,764.62
                                                       2006     22.86        27.77     33,806.46
                                                       2007     27.77        33.02     31,194.78
                                                       2008     33.02        15.02     25,007.49
                                                       2009     15.02        23.73     13,830.25
                                                       2010     23.73        28.45      2,822.83
                                                       2011     28.45        22.52          0.00
                                                       2012     22.52        26.06          0.00
                                                       2013     26.06        32.74          0.00
                                                       2014     32.74        32.74          0.00

American Funds Growth Investment Division+ (Class 2).. 2005    110.53       125.77     15,316.45
                                                       2006    125.77       135.74     16,484.29
                                                       2007    135.74       149.32     14,638.88
                                                       2008    149.32        81.91     11,738.22
                                                       2009     81.91       111.83      8,661.00
                                                       2010    111.83       129.96      2,879.17
                                                       2011    129.96       121.82          0.00
                                                       2012    121.82       140.62          0.00
                                                       2013    140.62       179.15          0.00
                                                       2014    179.15       190.35          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     84.39        87.47     24,577.59
                                                       2006     87.47        98.68     23,058.63
                                                       2007     98.68       101.49     17,968.87
                                                       2008    101.49        61.76     14,155.02
                                                       2009     61.76        79.37      8,549.43
                                                       2010     79.37        86.60      1,125.13
                                                       2011     86.60        83.25          0.00
                                                       2012     83.25        95.76          0.00
                                                       2013     95.76       125.19          0.00
                                                       2014    125.19       135.63          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.67       $14.64       5,687.67
                                                         2006     14.64        16.69      12,354.92
                                                         2007     16.69        18.04       7,011.85
                                                         2008     18.04         9.87       9,173.26
                                                         2009      9.87        11.80       5,226.06
                                                         2010     11.80        12.39         173.68
                                                         2011     12.39         9.72           0.00
                                                         2012      9.72        11.38           0.00
                                                         2013     11.38        12.87           0.00
                                                         2014     12.87        12.22           0.00

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.51        12.52     112,600.60
                                                         2006     12.52        12.75      98,805.08
                                                         2007     12.75        13.34      88,052.22
                                                         2008     13.34        13.84      48,570.56
                                                         2009     13.84        14.27      22,191.47
                                                         2010     14.27        14.81       2,074.06
                                                         2011     14.81        15.59           0.00
                                                         2012     15.59        15.85           0.00
                                                         2013     15.85        15.17           0.00
                                                         2014     15.17        15.71           0.00

BlackRock Bond Income Investment Division (Class E)..... 2005     42.81        42.93       9,694.81
                                                         2006     42.93        43.90       7,742.40
                                                         2007     43.90        45.68       5,580.37
                                                         2008     45.68        43.20       4,708.42
                                                         2009     43.20        46.31       2,366.61
                                                         2010     46.31        49.13         879.54
                                                         2011     49.13        51.27           0.00
                                                         2012     51.27        53.99           0.00
                                                         2013     53.99        52.46           0.00
                                                         2014     52.46        55.01           0.00

BlackRock Large Cap Value Investment Division (Class E). 2005     11.65        12.07       9,210.78
                                                         2006     12.07        14.11       8,409.84
                                                         2007     14.11        14.29      14,454.65
                                                         2008     14.29         9.10       9,196.33
                                                         2009      9.10         9.93       2,470.80
                                                         2010      9.93        10.61         297.32
                                                         2011     10.61        10.63           0.00
                                                         2012     10.63        11.89           0.00
                                                         2013     11.89        15.39           0.00
                                                         2014     15.39        16.57           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $19.88       $20.03          0.00
                                                             2006     20.03        20.56          0.00
                                                             2007     20.56        21.15          0.00
                                                             2008     21.15        21.30          0.00
                                                             2009     21.30        20.95          0.00
                                                             2010     20.95        20.55          0.00
                                                             2011     20.55        20.15          0.00
                                                             2012     20.15        19.76          0.00
                                                             2013     19.76        19.38          0.00
                                                             2014     19.38        19.01          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.11         7.93      5,488.26
                                                             2006      7.93         7.65      5,572.00
                                                             2007      7.65         7.68      3,616.83
                                                             2008      7.68         4.59      6,325.78
                                                             2009      4.59         6.00        707.91
                                                             2010      6.00         7.28          2.93
                                                             2011      7.28         7.39          0.00
                                                             2012      7.39         8.59          0.00
                                                             2013      8.59        12.29          0.00
                                                             2014     12.29        14.34          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.31         8.73     15,629.23
                                                             2006      8.73         9.11     15,493.81

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.07         9.69     15,780.06
                                                             2007      9.69         8.95     10,801.52
                                                             2008      8.95         3.98     11,884.53
                                                             2009      3.98         5.39      3,516.65
                                                             2010      5.39         5.68      1,719.43
                                                             2011      5.68         6.03          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     34.62        37.53      3,140.57
                                                             2006     37.53        39.22      3,847.61
                                                             2007     39.22        46.30      2,597.66
                                                             2008     46.30        24.61      2,775.23
                                                             2009     24.61        36.01      2,360.87
                                                             2010     36.01        40.68      1,373.11
                                                             2011     40.68        38.63          0.00
                                                             2012     38.63        41.98          0.00
                                                             2013     41.98        54.59          0.00
                                                             2014     54.59        59.40          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.76       $15.43     38,676.82
                                                           2006     15.43        19.52     40,632.00
                                                           2007     19.52        18.95     35,647.09
                                                           2008     18.95        10.99     26,316.57
                                                           2009     10.99        16.74     14,846.48
                                                           2010     16.74        19.13      9,859.20
                                                           2011     19.13        16.11          0.00
                                                           2012     16.11        20.42          0.00
                                                           2013     20.42        26.17          0.00
                                                           2014     26.17        24.21          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.11        23.21     30,508.33
                                                           2006     23.21        25.33     32,506.02
                                                           2007     25.33        25.65     25,772.22
                                                           2008     25.65        13.23     22,709.76
                                                           2009     13.23        19.18      9,616.99
                                                           2010     19.18        23.73        836.28
                                                           2011     23.73        21.74          0.00
                                                           2012     21.74        24.01          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     23.89        24.48          0.00
                                                           2013     24.48        31.32          0.00
                                                           2014     31.32        33.71          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2005     12.01        12.78      1,742.83
                                                           2006     12.78        14.32      1,575.15
                                                           2007     14.32        15.62      1,739.88
                                                           2008     15.62         9.38      1,723.95
                                                           2009      9.38        12.33      1,122.72
                                                           2010     12.33        15.27        420.05
                                                           2011     15.27        14.83          0.00
                                                           2012     14.83        17.21          0.00
                                                           2013     17.21        23.69          0.00
                                                           2014     23.69        25.10          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.96         4.74     16,008.68
                                                           2006      4.74         4.77     14,895.86
                                                           2007      4.77         5.22     12,373.90
                                                           2008      5.22         3.24      7,912.62
                                                           2009      3.24         4.45      5,650.49
                                                           2010      4.45         4.87         10.72
                                                           2011      4.87         4.79          0.00
                                                           2012      4.79         5.43          0.00
                                                           2013      5.43         7.29          0.00
                                                           2014      7.29         7.78          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.29       $ 3.92     17,352.62

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     25.21        26.39      4,754.63
                                                         2006     26.39        30.16      6,152.92
                                                         2007     30.16        33.04      4,929.11
                                                         2008     33.04        20.74      4,792.79
                                                         2009     20.74        26.45      1,918.18
                                                         2010     26.45        33.03        274.39
                                                         2011     33.03        32.54          0.00
                                                         2012     32.54        36.50          0.00
                                                         2013     36.50        50.41          0.00
                                                         2014     50.41        51.21          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.59         9.83     15,368.28
                                                         2006      9.83        10.59     11,245.93
                                                         2007     10.59        10.85      8,006.67
                                                         2008     10.85         6.24      7,574.97
                                                         2009      6.24         7.95      4,552.23
                                                         2010      7.95        10.25      1,247.27
                                                         2011     10.25        10.35          0.00
                                                         2012     10.35        11.26          0.00
                                                         2013     11.26        16.40          0.00
                                                         2014     16.40        16.25          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.60        12.56     31,566.35
                                                         2006     12.56        13.45     29,249.49
                                                         2007     13.45        14.08     32,121.86
                                                         2008     14.08        11.25     21,582.99
                                                         2009     11.25        15.10     16,620.95
                                                         2010     15.10        16.73      3,269.41
                                                         2011     16.73        17.18          0.00
                                                         2012     17.18        19.04          0.00
                                                         2013     19.04        20.18          0.00
                                                         2014     20.18        20.76          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     31.26        33.67     33,023.25
                                                         2006     33.67        37.08     28,516.77
                                                         2007     37.08        33.82     25,127.80
                                                         2008     33.82        17.88     16,813.78
                                                         2009     17.88        24.79      9,374.44
                                                         2010     24.79        27.92      3,221.93
                                                         2011     27.92        29.19          0.00
                                                         2012     29.19        31.97          0.00
                                                         2013     31.97        42.85          0.00
                                                         2014     42.85        42.77          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.81       $14.09     18,766.32
                                                   2006     14.09        15.18     16,984.17
                                                   2007     15.18        16.03     15,218.70
                                                   2008     16.03        10.01      9,132.32
                                                   2009     10.01        13.44      6,567.46
                                                   2010     13.44        16.62      1,748.13
                                                   2011     16.62        15.95          0.00
                                                   2012     15.95        18.38          0.00
                                                   2013     18.38        23.96          0.00
                                                   2014     23.96        25.71          0.00

MetLife Stock Index Investment Division (Class E). 2005     34.88        35.75     53,478.98
                                                   2006     35.75        40.42     48,113.89
                                                   2007     40.42        41.64     43,991.39
                                                   2008     41.64        25.65     34,755.34
                                                   2009     25.65        31.71     17,808.20
                                                   2010     31.71        35.64      1,985.80
                                                   2011     35.64        35.55          0.00
                                                   2012     35.55        40.28          0.00
                                                   2013     40.28        52.08          0.00
                                                   2014     52.08        57.82          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.97        12.54      4,840.19
                                                   2006     12.54        15.59      7,290.25
                                                   2007     15.59        17.34      6,843.35
                                                   2008     17.34         9.80      7,076.96
                                                   2009      9.80        12.67      4,685.27
                                                   2010     12.67        13.86      1,027.46
                                                   2011     13.86        12.15          0.00
                                                   2012     12.15        13.91          0.00
                                                   2013     13.91        16.29          0.00
                                                   2014     16.29        14.88          0.00

MFS(R) Total Return Investment Division (Class E). 2005     36.27        36.58      1,203.01
                                                   2006     36.58        40.16      1,029.13
                                                   2007     40.16        41.00      5,429.37
                                                   2008     41.00        31.22      1,821.85
                                                   2009     31.22        36.22      1,381.73
                                                   2010     36.22        39.01      1,233.88
                                                   2011     39.01        39.08        711.40
                                                   2012     39.08        42.65        176.35
                                                   2013     42.65        49.65         23.46
                                                   2014     49.65        52.77          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.73       $12.29     62,456.59
                                                           2006     12.29        14.22     52,884.48
                                                           2007     14.22        13.39     37,010.57
                                                           2008     13.39         8.72     29,963.97
                                                           2009      8.72        10.32     10,959.90
                                                           2010     10.32        11.26        166.86
                                                           2011     11.26        11.13          0.00
                                                           2012     11.13        12.70          0.00
                                                           2013     12.70        16.90          0.00
                                                           2014     16.90        18.33          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.56        26.62      7,862.59
                                                           2006     26.62        29.18      7,629.36
                                                           2007     29.18        29.77      6,876.53
                                                           2008     29.77        17.80      3,902.67
                                                           2009     17.80        21.23      1,207.25
                                                           2010     21.23        23.82        307.26
                                                           2011     23.82        21.89          0.00
                                                           2012     21.89        24.82          0.00
                                                           2013     24.82        27.28          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.23        14.16        115.01
                                                           2011     14.16        12.93          0.00
                                                           2012     12.93        13.88          0.00
                                                           2013     13.88        18.93          0.00
                                                           2014     18.93        18.78          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     16.05        16.80     17,985.10
                                                           2006     16.80        18.40     14,282.10
                                                           2007     18.40        19.52     12,182.56
                                                           2008     19.52         8.54      9,391.87
                                                           2009      8.54        11.20      5,868.11
                                                           2010     11.20        12.10          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.91        12.09     36,008.12
                                                           2006     12.09        14.90     29,754.89
                                                           2007     14.90        16.15     22,381.51
                                                           2008     16.15         9.16     17,411.04
                                                           2009      9.16        11.54     11,423.59
                                                           2010     11.54        12.23      4,586.06
                                                           2011     12.23        10.48          0.00
                                                           2012     10.48        12.14          0.00
                                                           2013     12.14        14.48          0.00
                                                           2014     14.48        13.34          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.72       $18.07     70,668.67
                                                         2006     18.07        20.67     62,782.40
                                                         2007     20.67        19.54     52,123.68
                                                         2008     19.54        11.78     39,734.67
                                                         2009     11.78        13.05     21,375.99
                                                         2010     13.05        15.54      7,888.53
                                                         2011     15.54        16.09          0.00
                                                         2012     16.09        17.34          0.00
                                                         2013     17.34        23.54          0.00
                                                         2014     23.54        23.04          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.36        14.19      8,696.22
                                                         2006     14.19        15.96      6,084.03
                                                         2007     15.96        15.24     14,329.56
                                                         2008     15.24         9.23      7,832.76
                                                         2009      9.23        12.39      2,931.96
                                                         2010     12.39        14.96          4.60
                                                         2011     14.96        13.90          0.00
                                                         2012     13.90        14.37          0.00
                                                         2013     14.37        15.55          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.22        16.20     16,832.32
                                                         2006     16.20        18.51     16,225.78
                                                         2007     18.51        19.29     20,220.85
                                                         2008     19.29        11.26     12,204.99
                                                         2009     11.26        15.46      6,783.58
                                                         2010     15.46        17.61      4,242.82
                                                         2011     17.61        15.82          0.00
                                                         2012     15.82        18.82          0.00
                                                         2013     18.82        23.50          0.00
                                                         2014     23.50        23.56          0.00

PIMCO Total Return Investment Division (Class E)........ 2005     11.76        11.80     76,792.21
                                                         2006     11.80        12.12     64,263.27
                                                         2007     12.12        12.79     59,620.79
                                                         2008     12.79        12.60     59,267.08
                                                         2009     12.60        14.61     39,918.67
                                                         2010     14.61        15.50     11,524.44
                                                         2011     15.50        15.72          0.00
                                                         2012     15.72        16.84          0.00
                                                         2013     16.84        16.22          0.00
                                                         2014     16.22        16.59          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.11       $15.48     21,394.44
                                                          2006     15.48        17.87     18,862.85
                                                          2007     17.87        17.23     12,195.22
                                                          2008     17.23        11.22     19,433.09
                                                          2009     11.22        13.85      4,756.87
                                                          2010     13.85        17.20      2,148.34
                                                          2011     17.20        16.17          0.00
                                                          2012     16.17        18.41          0.00
                                                          2013     18.41        24.98          0.00
                                                          2014     24.98        25.70          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.74        12.25     12,718.47
                                                          2006     12.25        13.58     11,811.70
                                                          2007     13.58        14.55     18,313.28
                                                          2008     14.55         8.28     11,748.20
                                                          2009      8.28        11.63      6,277.86
                                                          2010     11.63        13.33      1,172.84
                                                          2011     13.33        12.91          0.00
                                                          2012     12.91        15.04          0.00
                                                          2013     15.04        20.48          0.00
                                                          2014     20.48        21.88          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.25         4.64     57,877.70
                                                          2006      4.64         4.79     57,103.73
                                                          2007      4.79         6.19     41,569.23
                                                          2008      6.19         3.37     50,226.41
                                                          2009      3.37         5.27     11,656.13
                                                          2010      5.27         6.61      2,362.24
                                                          2011      6.61         5.83          0.00
                                                          2012      5.83         6.43          0.00
                                                          2013      6.43         6.72          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      7.00         7.86     47,518.75
                                                          2006      7.86         8.20     40,664.46
                                                          2007      8.20         9.46     38,053.18
                                                          2008      9.46         5.60     40,528.39
                                                          2009      5.60         7.99     13,840.67
                                                          2010      7.99        10.03      1,837.59
                                                          2011     10.03         9.68          0.00
                                                          2012      9.68        10.80          0.00
                                                          2013     10.80        14.48          0.00
                                                          2014     14.48        16.04          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.68       $13.78      7,628.18
                                                       2006     13.78        14.01      8,804.37
                                                       2007     14.01        15.07      6,016.29
                                                       2008     15.07         9.42      5,523.44
                                                       2009      9.42        12.82      3,941.01
                                                       2010     12.82        16.94        279.71
                                                       2011     16.94        16.87          0.00
                                                       2012     16.87        19.20          0.00
                                                       2013     19.20        27.18          0.00
                                                       2014     27.18        28.44          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.86        19.00     38,553.13
                                                       2006     19.00        19.53     34,205.69
                                                       2007     19.53        19.90     25,852.64
                                                       2008     19.90        16.56     14,902.48
                                                       2009     16.56        21.44      9,701.51
                                                       2010     21.44        23.68      1,882.30
                                                       2011     23.68        24.60          0.00
                                                       2012     24.60        26.85          0.00
                                                       2013     26.85        26.58          0.00
                                                       2014     26.58        27.47          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     15.05        14.99     32,306.49
                                                       2006     14.99        15.29     28,795.81
                                                       2007     15.29        15.61     26,641.38
                                                       2008     15.61        15.24     19,997.20
                                                       2009     15.24        15.57      5,948.11
                                                       2010     15.57        16.14         63.71
                                                       2011     16.14        16.66          0.00
                                                       2012     16.66        16.85          0.00
                                                       2013     16.85        16.40          0.00
                                                       2014     16.40        16.50          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     35.19        35.53     11,758.61
                                                       2006     35.53        38.45     11,027.45
                                                       2007     38.45        39.85     11,083.92
                                                       2008     39.85        29.36      8,631.96
                                                       2009     29.36        33.73      7,414.88
                                                       2010     33.73        36.20        771.34
                                                       2011     36.20        36.81          0.00
                                                       2012     36.81        40.49          0.00
                                                       2013     40.49        47.81          0.00
                                                       2014     47.81        51.77          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.33       $31.69     14,462.41
                                                            2006     31.69        35.55     13,603.83
                                                            2007     35.55        36.41     13,567.88
                                                            2008     36.41        21.61     12,072.64
                                                            2009     21.61        27.94      8,235.47
                                                            2010     27.94        30.64      4,555.78
                                                            2011     30.64        28.79          0.00
                                                            2012     28.79        31.82          0.00
                                                            2013     31.82        41.67          0.00
                                                            2014     41.67        45.14          0.00

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     59.58        60.44      7,261.42
                                                            2006     60.44        67.53      3,380.64
                                                            2007     67.53        70.71          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     70.12        70.52      2,721.75
                                                            2008     70.52        43.39      2,344.73
                                                            2009     43.39        50.77      1,132.31
                                                            2010     50.77        56.09        125.76
                                                            2011     56.09        55.17          0.00
                                                            2012     55.17        61.46          0.00
                                                            2013     61.46        80.93          0.00
                                                            2014     80.93        90.26          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.00 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.85      $ 14.47      9,595.57
                                                       2007     14.47        14.63        927.95
                                                       2008     14.63        12.98          0.00
                                                       2009     12.98        14.30          0.00
                                                       2010     14.30        14.90          2.15
                                                       2011     14.90        15.48          0.00
                                                       2012     15.48        15.96          0.00
                                                       2013     15.96        15.28          0.00
                                                       2014     15.28        15.75          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.56        22.77      3,720.80
                                                       2006     22.77        27.65      3,462.82
                                                       2007     27.65        32.86      4,490.02
                                                       2008     32.86        14.94      3,722.91
                                                       2009     14.94        23.59      3,401.46
                                                       2010     23.59        28.27      2,989.97
                                                       2011     28.27        22.37      3,095.31
                                                       2012     22.37        25.87      3,031.25
                                                       2013     25.87        32.48      1,972.53
                                                       2014     32.48        32.47      3,207.16

American Funds Growth Investment Division+ (Class 2).. 2005    109.38       124.40      1,814.05
                                                       2006    124.40       134.20      1,100.43
                                                       2007    134.20       147.55        915.88
                                                       2008    147.55        80.90        903.53
                                                       2009     80.90       110.39        530.85
                                                       2010    110.39       128.22        502.06
                                                       2011    128.22       120.13        478.89
                                                       2012    120.13       138.60        450.48
                                                       2013    138.60       176.49        486.93
                                                       2014    176.49       187.43        540.26

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     83.52        86.51      2,396.81
                                                       2006     86.51        97.55      2,471.57
                                                       2007     97.55       100.28      1,805.14
                                                       2008    100.28        60.99      1,943.98
                                                       2009     60.99        78.35      1,779.02
                                                       2010     78.35        85.44      1,843.67
                                                       2011     85.44        82.10      1,867.05
                                                       2012     82.10        94.39      1,514.50
                                                       2013     94.39       123.33        640.90
                                                       2014    123.33       133.55        402.21

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.58       $14.53      7,616.03
                                                         2006     14.53        16.56      2,330.33
                                                         2007     16.56        17.89      2,107.18
                                                         2008     17.89         9.78      1,366.13
                                                         2009      9.78        11.69      2,639.06
                                                         2010     11.69        12.27      2,574.87
                                                         2011     12.27         9.62      2,328.55
                                                         2012      9.62        11.26        772.09
                                                         2013     11.26        12.73        771.45
                                                         2014     12.73        12.08        770.87

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.47        12.47     54,822.25
                                                         2006     12.47        12.70     31,065.87
                                                         2007     12.70        13.28     22,432.43
                                                         2008     13.28        13.77     16,236.61
                                                         2009     13.77        14.19     16,988.38
                                                         2010     14.19        14.72     15,980.27
                                                         2011     14.72        15.49     14,420.87
                                                         2012     15.49        15.74     14,980.25
                                                         2013     15.74        15.06     16,146.27
                                                         2014     15.06        15.58     16,131.85

BlackRock Bond Income Investment Division (Class E)..... 2005     42.35        42.45      2,435.95
                                                         2006     42.45        43.39      2,336.62
                                                         2007     43.39        45.13      1,678.87
                                                         2008     45.13        42.65      1,431.65
                                                         2009     42.65        45.70        404.83
                                                         2010     45.70        48.46        406.50
                                                         2011     48.46        50.54        404.83
                                                         2012     50.54        53.19        551.23
                                                         2013     53.19        51.67      1,654.22
                                                         2014     51.67        54.15      1,492.10

BlackRock Large Cap Value Investment Division (Class E). 2005     11.63        12.05      3,253.52
                                                         2006     12.05        14.08     10,312.76
                                                         2007     14.08        14.25      7,698.10
                                                         2008     14.25         9.07      7,520.97
                                                         2009      9.07         9.89      9,280.04
                                                         2010      9.89        10.56      9,979.30
                                                         2011     10.56        10.58      9,649.16
                                                         2012     10.58        11.83      9,587.44
                                                         2013     11.83        15.30      3,568.22
                                                         2014     15.30        16.46      2,009.70

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $19.67       $19.81          0.00
                                                             2006     19.81        20.32          0.00
                                                             2007     20.32        20.90      2,104.88
                                                             2008     20.90        21.03          0.00
                                                             2009     21.03        20.68          0.00
                                                             2010     20.68        20.27          3.15
                                                             2011     20.27        19.87          0.00
                                                             2012     19.87        19.47          0.00
                                                             2013     19.47        19.09          0.00
                                                             2014     19.09        18.71          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.10         7.91        250.21
                                                             2006      7.91         7.63      2,061.90
                                                             2007      7.63         7.65        189.47
                                                             2008      7.65         4.57          0.00
                                                             2009      4.57         5.97          0.00
                                                             2010      5.97         7.25          0.47
                                                             2011      7.25         7.35          0.00
                                                             2012      7.35         8.54      2,235.97
                                                             2013      8.54        12.22     10,548.96
                                                             2014     12.22        14.24     16,851.78

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.28         8.70          0.00
                                                             2006      8.70         9.08          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.04         9.66        302.93
                                                             2007      9.66         8.91          0.00
                                                             2008      8.91         3.97          0.00
                                                             2009      3.97         5.36          0.00
                                                             2010      5.36         5.65          0.00
                                                             2011      5.65         5.99          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     34.33        37.20        168.68
                                                             2006     37.20        38.85        280.97
                                                             2007     38.85        45.84         66.66
                                                             2008     45.84        24.36        500.21
                                                             2009     24.36        35.62         13.92
                                                             2010     35.62        40.22          0.85
                                                             2011     40.22        38.17          0.00
                                                             2012     38.17        41.46          0.00
                                                             2013     41.46        53.89          0.00
                                                             2014     53.89        58.61        822.22

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.74       $15.39      1,658.00
                                                           2006     15.39        19.47      5,010.11
                                                           2007     19.47        18.89      3,906.17
                                                           2008     18.89        10.95      2,890.02
                                                           2009     10.95        16.67      3,302.63
                                                           2010     16.67        19.04      2,965.21
                                                           2011     19.04        16.03      2,876.51
                                                           2012     16.03        20.31      3,746.23
                                                           2013     20.31        26.01      9,359.34
                                                           2014     26.01        24.05      7,652.91

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     21.05        23.12      3,214.66
                                                           2006     23.12        25.22      3,831.25
                                                           2007     25.22        25.53      2,015.24
                                                           2008     25.53        13.16      1,886.20
                                                           2009     13.16        19.07        598.62
                                                           2010     19.07        23.58        765.68
                                                           2011     23.58        21.60        571.60
                                                           2012     21.60        23.85          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     23.73        24.31        474.28
                                                           2013     24.31        31.09      1,952.78
                                                           2014     31.09        33.44        426.53

Invesco Small Cap Growth Investment Division (Class E).... 2005     11.99        12.75        412.27
                                                           2006     12.75        14.28      1,899.08
                                                           2007     14.28        15.57        412.97
                                                           2008     15.57         9.35        412.27
                                                           2009      9.35        12.28          0.00
                                                           2010     12.28        15.20          1.97
                                                           2011     15.20        14.76          0.00
                                                           2012     14.76        17.12          0.00
                                                           2013     17.12        23.55          0.00
                                                           2014     23.55        24.94          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.95         4.73          0.00
                                                           2006      4.73         4.76      1,264.20
                                                           2007      4.76         5.20        657.80
                                                           2008      5.20         3.23        655.29
                                                           2009      3.23         4.43          0.00
                                                           2010      4.43         4.84          8.74
                                                           2011      4.84         4.76          0.00
                                                           2012      4.76         5.39          0.00
                                                           2013      5.39         7.24          0.00
                                                           2014      7.24         7.72          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.28       $ 3.91          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     25.07        26.24        214.00
                                                         2006     26.24        29.97        214.00
                                                         2007     29.97        32.82      1,532.45
                                                         2008     32.82        20.59      1,167.90
                                                         2009     20.59        26.24        998.24
                                                         2010     26.24        32.76        915.26
                                                         2011     32.76        32.25        869.42
                                                         2012     32.25        36.16        877.33
                                                         2013     36.16        49.91        168.48
                                                         2014     49.91        50.69          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.57         9.81        222.62
                                                         2006      9.81        10.56        719.67
                                                         2007     10.56        10.81        239.96
                                                         2008     10.81         6.22        307.80
                                                         2009      6.22         7.92          0.00
                                                         2010      7.92        10.20          1.21
                                                         2011     10.20        10.29          0.00
                                                         2012     10.29        11.19          0.00
                                                         2013     11.19        16.30          0.00
                                                         2014     16.30        16.14          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.55        12.50      1,755.64
                                                         2006     12.50        13.38      1,440.03
                                                         2007     13.38        14.00      7,115.18
                                                         2008     14.00        11.18      5,195.01
                                                         2009     11.18        15.00      4,832.39
                                                         2010     15.00        16.62      4,709.99
                                                         2011     16.62        17.06      4,648.02
                                                         2012     17.06        18.89      4,602.56
                                                         2013     18.89        20.01      1,653.17
                                                         2014     20.01        20.58      2,936.60

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     31.08        33.46      4,099.48
                                                         2006     33.46        36.83      1,448.01
                                                         2007     36.83        33.57        861.56
                                                         2008     33.57        17.74        620.14
                                                         2009     17.74        24.58        602.97
                                                         2010     24.58        27.68        589.28
                                                         2011     27.68        28.92        574.65
                                                         2012     28.92        31.66        566.61
                                                         2013     31.66        42.41      1,682.46
                                                         2014     42.41        42.31        563.28

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.78       $14.05      6,188.02
                                                   2006     14.05        15.13      3,740.18
                                                   2007     15.13        15.97      5,868.56
                                                   2008     15.97         9.96      7,153.62
                                                   2009      9.96        13.37      6,518.84
                                                   2010     13.37        16.53      5,656.59
                                                   2011     16.53        15.86      6,628.86
                                                   2012     15.86        18.26      6,223.02
                                                   2013     18.26        23.80      4,294.40
                                                   2014     23.80        25.52      3,682.62

MetLife Stock Index Investment Division (Class E). 2005     34.63        35.47     16,936.73
                                                   2006     35.47        40.08      6,983.96
                                                   2007     40.08        41.27      6,777.79
                                                   2008     41.27        25.41      8,534.13
                                                   2009     25.41        31.40      5,553.16
                                                   2010     31.40        35.27      4,775.23
                                                   2011     35.27        35.17      4,498.23
                                                   2012     35.17        39.83      3,928.91
                                                   2013     39.83        51.47      4,588.47
                                                   2014     51.47        57.11      2,950.52

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.95        12.51      1,850.40
                                                   2006     12.51        15.55      2,305.10
                                                   2007     15.55        17.28      1,960.95
                                                   2008     17.28         9.76      1,170.14
                                                   2009      9.76        12.61      1,360.93
                                                   2010     12.61        13.79      1,506.48
                                                   2011     13.79        12.08      1,223.80
                                                   2012     12.08        13.83        709.06
                                                   2013     13.83        16.18        709.06
                                                   2014     16.18        14.78      3,908.73

MFS(R) Total Return Investment Division (Class E). 2005     35.95        36.24      1,335.09
                                                   2006     36.24        39.77      1,335.09
                                                   2007     39.77        40.58      1,165.26
                                                   2008     40.58        30.88      1,164.61
                                                   2009     30.88        35.81        331.63
                                                   2010     35.81        38.55      1,954.75
                                                   2011     38.55        38.60      2,201.40
                                                   2012     38.60        42.11      2,148.45
                                                   2013     42.11        49.00      1,870.90
                                                   2014     49.00        52.04      1,804.30

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.69       $12.25      8,161.31
                                                           2006     12.25        14.16      6,599.62
                                                           2007     14.16        13.33      4,612.17
                                                           2008     13.33         8.67      3,059.27
                                                           2009      8.67        10.26      2,212.96
                                                           2010     10.26        11.19      2,148.66
                                                           2011     11.19        11.06      2,080.16
                                                           2012     11.06        12.61      2,017.98
                                                           2013     12.61        16.77      7,789.73
                                                           2014     16.77        18.19      7,204.27

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.42        26.45          0.00
                                                           2006     26.45        28.98        489.13
                                                           2007     28.98        29.55          0.00
                                                           2008     29.55        17.66          0.00
                                                           2009     17.66        21.06          0.00
                                                           2010     21.06        23.61          0.00
                                                           2011     23.61        21.69          0.00
                                                           2012     21.69        24.57          0.00
                                                           2013     24.57        27.01          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.15        14.06        601.59
                                                           2011     14.06        12.84      1,198.59
                                                           2012     12.84        13.77        592.73
                                                           2013     13.77        18.77        589.93
                                                           2014     18.77        18.61        587.45

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.99        16.73      6,442.97
                                                           2006     16.73        18.31      1,543.32
                                                           2007     18.31        19.42        963.28
                                                           2008     19.42         8.49      1,040.72
                                                           2009      8.49        11.13        601.34
                                                           2010     11.13        12.02          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.87        12.05     12,782.49
                                                           2006     12.05        14.84      6,111.42
                                                           2007     14.84        16.08      8,973.59
                                                           2008     16.08         9.11      9,647.98
                                                           2009      9.11        11.48      6,998.58
                                                           2010     11.48        12.15      6,927.68
                                                           2011     12.15        10.41      7,550.81
                                                           2012     10.41        12.06      7,381.34
                                                           2013     12.06        14.37      2,929.96
                                                           2014     14.37        13.23      1,841.23

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.68       $18.02      9,004.66
                                                         2006     18.02        20.60      4,338.64
                                                         2007     20.60        19.47      3,992.12
                                                         2008     19.47        11.73      3,499.68
                                                         2009     11.73        12.99      2,536.37
                                                         2010     12.99        15.46      2,433.04
                                                         2011     15.46        16.00      2,132.78
                                                         2012     16.00        17.23      2,119.93
                                                         2013     17.23        23.38      1,361.59
                                                         2014     23.38        22.87      1,155.99

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.34        14.16        266.14
                                                         2006     14.16        15.92      1,587.63
                                                         2007     15.92        15.19        323.41
                                                         2008     15.19         9.20          0.00
                                                         2009      9.20        12.34          0.00
                                                         2010     12.34        14.89          3.57
                                                         2011     14.89        13.82          0.00
                                                         2012     13.82        14.29          0.00
                                                         2013     14.29        15.46          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.17        16.13      1,697.51
                                                         2006     16.13        18.42      3,598.41
                                                         2007     18.42        19.19      1,566.24
                                                         2008     19.19        11.19        841.34
                                                         2009     11.19        15.37        299.47
                                                         2010     15.37        17.48        216.13
                                                         2011     17.48        15.70        132.72
                                                         2012     15.70        18.67      1,096.54
                                                         2013     18.67        23.30      2,061.62
                                                         2014     23.30        23.35      2,039.67

PIMCO Total Return Investment Division (Class E)........ 2005     11.74        11.77     13,723.33
                                                         2006     11.77        12.08     14,073.96
                                                         2007     12.08        12.74      7,295.03
                                                         2008     12.74        12.55      5,954.61
                                                         2009     12.55        14.54      7,303.67
                                                         2010     14.54        15.43      6,978.42
                                                         2011     15.43        15.63      7,043.38
                                                         2012     15.63        16.74      7,163.08
                                                         2013     16.74        16.11      6,854.13
                                                         2014     16.11        16.48     12,620.87

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.07       $15.42      4,282.04
                                                          2006     15.42        17.80      5,025.33
                                                          2007     17.80        17.15      4,341.77
                                                          2008     17.15        11.17      4,427.77
                                                          2009     11.17        13.78      4,869.68
                                                          2010     13.78        17.10      4,827.76
                                                          2011     17.10        16.06      4,735.51
                                                          2012     16.06        18.28      4,544.59
                                                          2013     18.28        24.79      3,531.69
                                                          2014     24.79        25.49      3,367.68

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.70        12.21      6,377.58
                                                          2006     12.21        13.52     13,757.83
                                                          2007     13.52        14.48      4,590.51
                                                          2008     14.48         8.24      4,549.59
                                                          2009      8.24        11.56      4,135.53
                                                          2010     11.56        13.25      4,117.06
                                                          2011     13.25        12.82      4,095.64
                                                          2012     12.82        14.93      5,360.35
                                                          2013     14.93        20.33      8,834.48
                                                          2014     20.33        21.71     12,732.68

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.24         4.63          0.00
                                                          2006      4.63         4.78        967.60
                                                          2007      4.78         6.17     11,927.67
                                                          2008      6.17         3.36     12,980.75
                                                          2009      3.36         5.24     16,596.01
                                                          2010      5.24         6.58     15,705.61
                                                          2011      6.58         5.80     15,838.64
                                                          2012      5.80         6.40     12,463.63
                                                          2013      6.40         6.68          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      6.98         7.84      5,052.18
                                                          2006      7.84         8.18      7,793.61
                                                          2007      8.18         9.43      9,208.14
                                                          2008      9.43         5.58      8,145.60
                                                          2009      5.58         7.96      5,804.03
                                                          2010      7.96         9.98      5,401.41
                                                          2011      9.98         9.62      4,835.28
                                                          2012      9.62        10.74      4,886.62
                                                          2013     10.74        14.39      1,991.47
                                                          2014     14.39        15.93      4,275.55

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.63       $13.72      6,132.62
                                                       2006     13.72        13.95          0.00
                                                       2007     13.95        14.99          0.02
                                                       2008     14.99         9.36          0.00
                                                       2009      9.36        12.74          0.00
                                                       2010     12.74        16.82          0.00
                                                       2011     16.82        16.75          0.00
                                                       2012     16.75        19.05          0.00
                                                       2013     19.05        26.95        378.81
                                                       2014     26.95        28.19      1,715.38

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.77        18.89      2,903.70
                                                       2006     18.89        19.42      2,839.65
                                                       2007     19.42        19.77      1,897.30
                                                       2008     19.77        16.45      1,445.70
                                                       2009     16.45        21.28        875.31
                                                       2010     21.28        23.49        874.05
                                                       2011     23.49        24.39        867.76
                                                       2012     24.39        26.61        864.12
                                                       2013     26.61        26.32      4,820.10
                                                       2014     26.32        27.20        857.74

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.97        14.91      9,359.71
                                                       2006     14.91        15.19      8,630.77
                                                       2007     15.19        15.51      2,940.96
                                                       2008     15.51        15.13      1,990.72
                                                       2009     15.13        15.45      1,405.56
                                                       2010     15.45        16.01      1,408.84
                                                       2011     16.01        16.52      1,405.06
                                                       2012     16.52        16.70      1,999.20
                                                       2013     16.70        16.25      2,079.99
                                                       2014     16.25        16.33      2,341.86

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     34.87        35.19      3,169.34
                                                       2006     35.19        38.05      2,843.78
                                                       2007     38.05        39.43      2,156.45
                                                       2008     39.43        29.03      2,036.42
                                                       2009     29.03        33.33      1,964.57
                                                       2010     33.33        35.76      1,887.34
                                                       2011     35.76        36.34      1,803.58
                                                       2012     36.34        39.96        432.32
                                                       2013     39.96        47.16        401.34
                                                       2014     47.16        51.03        368.68

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.18       $31.51      3,023.48
                                                            2006     31.51        35.34         83.25
                                                            2007     35.34        36.17          0.00
                                                            2008     36.17        21.46        519.73
                                                            2009     21.46        27.73        518.85
                                                            2010     27.73        30.39        151.89
                                                            2011     30.39        28.55        191.44
                                                            2012     28.55        31.53         89.52
                                                            2013     31.53        41.28         89.32
                                                            2014     41.28        44.69         89.16

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     58.94        59.77        438.56
                                                            2006     59.77        66.74        262.09
                                                            2007     66.74        69.88          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     69.29        69.66        261.41
                                                            2008     69.66        42.84        432.02
                                                            2009     42.84        50.10        263.60
                                                            2010     50.10        55.33        258.33
                                                            2011     55.33        54.39        255.69
                                                            2012     54.39        60.56        254.42
                                                            2013     60.56        79.71        253.28
                                                            2014     79.71        88.84        252.18

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.05 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.79      $ 14.40      1,759.15
                                                       2007     14.40        14.55      4,011.12
                                                       2008     14.55        12.90        913.11
                                                       2009     12.90        14.21        486.51
                                                       2010     14.21        14.80        519.26
                                                       2011     14.80        15.36          0.00
                                                       2012     15.36        15.84          0.00
                                                       2013     15.84        15.16          0.00
                                                       2014     15.16        15.61          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.50        22.68     34,820.47
                                                       2006     22.68        27.53     34,101.06
                                                       2007     27.53        32.70     29,940.68
                                                       2008     32.70        14.86     25,691.36
                                                       2009     14.86        23.46     21,891.63
                                                       2010     23.46        28.09      6,617.37
                                                       2011     28.09        22.22          0.00
                                                       2012     22.22        25.68          0.00
                                                       2013     25.68        32.23          0.00
                                                       2014     32.23        32.20          0.00

American Funds Growth Investment Division+ (Class 2).. 2005    108.24       123.04     16,703.64
                                                       2006    123.04       132.67     15,225.06
                                                       2007    132.67       145.79     12,825.58
                                                       2008    145.79        79.90     11,603.20
                                                       2009     79.90       108.96     10,154.15
                                                       2010    108.96       126.51      4,858.70
                                                       2011    126.51       118.47          0.00
                                                       2012    118.47       136.61          0.00
                                                       2013    136.61       173.87          0.00
                                                       2014    173.87       184.56          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     82.65        85.57     19,559.27
                                                       2006     85.57        96.44     17,826.15
                                                       2007     96.44        99.09     16,481.01
                                                       2008     99.09        60.24     12,475.20
                                                       2009     60.24        77.34     10,442.52
                                                       2010     77.34        84.30      6,397.61
                                                       2011     84.30        80.96          0.00
                                                       2012     80.96        93.04          0.00
                                                       2013     93.04       121.50          0.00
                                                       2014    121.50       131.50          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.50       $14.42      17,596.42
                                                         2006     14.42        16.43      18,029.81
                                                         2007     16.43        17.74      17,420.66
                                                         2008     17.74         9.69      15,226.83
                                                         2009      9.69        11.58      11,193.09
                                                         2010     11.58        12.15       5,579.74
                                                         2011     12.15         9.52           0.00
                                                         2012      9.52        11.14           0.00
                                                         2013     11.14        12.58           0.00
                                                         2014     12.58        11.93           0.00

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.43        12.43     161,502.74
                                                         2006     12.43        12.65     131,133.81
                                                         2007     12.65        13.22     117,402.13
                                                         2008     13.22        13.70      84,972.46
                                                         2009     13.70        14.11      73,906.58
                                                         2010     14.11        14.63      40,983.69
                                                         2011     14.63        15.39           0.00
                                                         2012     15.39        15.63           0.00
                                                         2013     15.63        14.94           0.00
                                                         2014     14.94        15.46           0.00

BlackRock Bond Income Investment Division (Class E)..... 2005     41.90        41.97      10,478.11
                                                         2006     41.97        42.88       9,289.85
                                                         2007     42.88        44.58       8,311.80
                                                         2008     44.58        42.11       6,185.73
                                                         2009     42.11        45.09       4,787.53
                                                         2010     45.09        47.79       2,405.75
                                                         2011     47.79        49.83           0.00
                                                         2012     49.83        52.42           0.00
                                                         2013     52.42        50.88           0.00
                                                         2014     50.88        53.30           0.00

BlackRock Large Cap Value Investment Division (Class E). 2005     11.61        12.03      13,049.74
                                                         2006     12.03        14.05      17,639.68
                                                         2007     14.05        14.21      15,941.12
                                                         2008     14.21         9.04      13,875.88
                                                         2009      9.04         9.85       8,758.90
                                                         2010      9.85        10.52       2,698.08
                                                         2011     10.52        10.52           0.00
                                                         2012     10.52        11.77           0.00
                                                         2013     11.77        15.21           0.00
                                                         2014     15.21        16.36           0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $19.46       $19.59          0.00
                                                             2006     19.59        20.08          0.00
                                                             2007     20.08        20.64          0.00
                                                             2008     20.64        20.77        421.35
                                                             2009     20.77        20.41          0.00
                                                             2010     20.41        20.00          2.71
                                                             2011     20.00        19.59          0.00
                                                             2012     19.59        19.19          0.00
                                                             2013     19.19        18.80          0.00
                                                             2014     18.80        18.42          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.08         7.89     18,967.44
                                                             2006      7.89         7.61     14,001.46
                                                             2007      7.61         7.63      4,348.02
                                                             2008      7.63         4.55      3,775.02
                                                             2009      4.55         5.95      2,576.19
                                                             2010      5.95         7.21        250.01
                                                             2011      7.21         7.31          0.00
                                                             2012      7.31         8.49          0.00
                                                             2013      8.49        12.14          0.00
                                                             2014     12.14        14.15          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.26         8.67     11,770.84
                                                             2006      8.67         9.05     11,558.87

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      9.01         9.62      6,914.22
                                                             2007      9.62         8.87      7,400.63
                                                             2008      8.87         3.95      6,477.10
                                                             2009      3.95         5.34      6,597.44
                                                             2010      5.34         5.61      3,143.87
                                                             2011      5.61         5.96          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     34.05        36.88      2,565.80
                                                             2006     36.88        38.49      2,212.90
                                                             2007     38.49        45.39      1,078.40
                                                             2008     45.39        24.11      2,045.11
                                                             2009     24.11        35.24      2,250.44
                                                             2010     35.24        39.77        556.97
                                                             2011     39.77        37.72          0.00
                                                             2012     37.72        40.95          0.00
                                                             2013     40.95        53.20          0.00
                                                             2014     53.20        57.83          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.72       $15.36     24,082.47
                                                           2006     15.36        19.42     26,720.08
                                                           2007     19.42        18.83     23,252.85
                                                           2008     18.83        10.91     17,369.31
                                                           2009     10.91        16.60     15,916.57
                                                           2010     16.60        18.95      7,917.89
                                                           2011     18.95        15.94          0.00
                                                           2012     15.94        20.19          0.00
                                                           2013     20.19        25.85          0.00
                                                           2014     25.85        23.89          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     20.98        23.04     41,729.59
                                                           2006     23.04        25.12     34,244.57
                                                           2007     25.12        25.41     30,551.39
                                                           2008     25.41        13.09     26,392.39
                                                           2009     13.09        18.97     20,598.32
                                                           2010     18.97        23.44     10,061.51
                                                           2011     23.44        21.46          0.00
                                                           2012     21.46        23.69          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     23.57        24.14          0.00
                                                           2013     24.14        30.85          0.00
                                                           2014     30.85        33.17          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2005     11.97        12.73      7,774.97
                                                           2006     12.73        14.25      8,133.40
                                                           2007     14.25        15.52      7,169.44
                                                           2008     15.52         9.32      6,872.83
                                                           2009      9.32        12.23      5,856.87
                                                           2010     12.23        15.13      1,009.24
                                                           2011     15.13        14.68          0.00
                                                           2012     14.68        17.02          0.00
                                                           2013     17.02        23.40          0.00
                                                           2014     23.40        24.77          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.94         4.72     16,459.10
                                                           2006      4.72         4.74     15,421.62
                                                           2007      4.74         5.18     14,780.85
                                                           2008      5.18         3.22     14,382.35
                                                           2009      3.22         4.41     13,149.15
                                                           2010      4.41         4.82     14,622.71
                                                           2011      4.82         4.73          0.00
                                                           2012      4.73         5.36          0.00
                                                           2013      5.36         7.19          0.00
                                                           2014      7.19         7.67          0.00

Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E)).............................................. 2005      4.27         3.90      5,560.76

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005    $24.94       $26.09      6,094.25
                                                         2006     26.09        29.78      5,528.92
                                                         2007     29.78        32.59      6,356.66
                                                         2008     32.59        20.44      5,773.22
                                                         2009     20.44        26.04      5,418.19
                                                         2010     26.04        32.49      3,407.33
                                                         2011     32.49        31.97          0.00
                                                         2012     31.97        35.82          0.00
                                                         2013     35.82        49.43          0.00
                                                         2014     49.43        50.17          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.56         9.78     12,017.98
                                                         2006      9.78        10.53      6,269.96
                                                         2007     10.53        10.78     10,007.88
                                                         2008     10.78         6.19      6,815.10
                                                         2009      6.19         7.88      6,072.69
                                                         2010      7.88        10.15      2,324.49
                                                         2011     10.15        10.24          0.00
                                                         2012     10.24        11.13          0.00
                                                         2013     11.13        16.20          0.00
                                                         2014     16.20        16.03          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.51        12.45     43,806.60
                                                         2006     12.45        13.32     35,902.95
                                                         2007     13.32        13.92     34,755.54
                                                         2008     13.92        11.11     26,292.07
                                                         2009     11.11        14.90     22,626.81
                                                         2010     14.90        16.50      9,918.51
                                                         2011     16.50        16.93          0.00
                                                         2012     16.93        18.74          0.00
                                                         2013     18.74        19.84          0.00
                                                         2014     19.84        20.39          0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     30.90        33.25     20,727.49
                                                         2006     33.25        36.58     19,109.45
                                                         2007     36.58        33.33     13,357.82
                                                         2008     33.33        17.60     11,095.92
                                                         2009     17.60        24.38      8,164.61
                                                         2010     24.38        27.43      4,015.95
                                                         2011     27.43        28.65          0.00
                                                         2012     28.65        31.35          0.00
                                                         2013     31.35        41.97          0.00
                                                         2014     41.97        41.85          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.75       $14.01     37,300.09
                                                   2006     14.01        15.08     33,019.99
                                                   2007     15.08        15.91     31,999.31
                                                   2008     15.91         9.92     30,798.99
                                                   2009      9.92        13.31     23,573.20
                                                   2010     13.31        16.44      7,840.20
                                                   2011     16.44        15.77          0.00
                                                   2012     15.77        18.15          0.00
                                                   2013     18.15        23.64          0.00
                                                   2014     23.64        25.34          0.00

MetLife Stock Index Investment Division (Class E). 2005     34.38        35.19     69,827.10
                                                   2006     35.19        39.75     61,988.76
                                                   2007     39.75        40.91     54,276.91
                                                   2008     40.91        25.18     63,649.23
                                                   2009     25.18        31.09     52,880.33
                                                   2010     31.09        34.91     19,512.41
                                                   2011     34.91        34.79          0.00
                                                   2012     34.79        39.38          0.00
                                                   2013     39.38        50.86          0.00
                                                   2014     50.86        56.41          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.93        12.48     12,077.86
                                                   2006     12.48        15.50     19,641.53
                                                   2007     15.50        17.22     16,991.12
                                                   2008     17.22         9.73     17,505.54
                                                   2009      9.73        12.55     14,030.82
                                                   2010     12.55        13.72      6,923.71
                                                   2011     13.72        12.01          0.00
                                                   2012     12.01        13.75          0.00
                                                   2013     13.75        16.08          0.00
                                                   2014     16.08        14.68          0.00

MFS(R) Total Return Investment Division (Class E). 2005     35.63        35.91     15,395.59
                                                   2006     35.91        39.38     23,460.92
                                                   2007     39.38        40.16     18,778.62
                                                   2008     40.16        30.55     17,414.76
                                                   2009     30.55        35.41     13,646.39
                                                   2010     35.41        38.09     13,104.32
                                                   2011     38.09        38.13      6,109.91
                                                   2012     38.13        41.57      1,531.71
                                                   2013     41.57        48.35      1,017.03
                                                   2014     48.35        51.33          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.65       $12.20     62,274.15
                                                           2006     12.20        14.10     54,832.27
                                                           2007     14.10        13.27     40,729.74
                                                           2008     13.27         8.63     39,162.11
                                                           2009      8.63        10.20     26,997.85
                                                           2010     10.20        11.12     15,443.13
                                                           2011     11.12        10.98          0.00
                                                           2012     10.98        12.52          0.00
                                                           2013     12.52        16.64          0.00
                                                           2014     16.64        18.04          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.27        26.29      4,339.46
                                                           2006     26.29        28.79      3,677.65
                                                           2007     28.79        29.34      3,268.05
                                                           2008     29.34        17.52      3,234.18
                                                           2009     17.52        20.88      2,541.59
                                                           2010     20.88        23.41         98.78
                                                           2011     23.41        21.49          0.00
                                                           2012     21.49        24.33          0.00
                                                           2013     24.33        26.74          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     12.07        13.96        297.69
                                                           2011     13.96        12.74          0.00
                                                           2012     12.74        13.66          0.00
                                                           2013     13.66        18.62          0.00
                                                           2014     18.62        18.44          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.92        16.65     15,728.68
                                                           2006     16.65        18.22     11,089.02
                                                           2007     18.22        19.31      8,936.39
                                                           2008     19.31         8.44      9,390.19
                                                           2009      8.44        11.06      7,474.71
                                                           2010     11.06        11.94          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.84        12.01     63,202.99
                                                           2006     12.01        14.78     56,268.52
                                                           2007     14.78        16.01     39,187.24
                                                           2008     16.01         9.07     47,299.31
                                                           2009      9.07        11.42     40,578.52
                                                           2010     11.42        12.08     16,189.89
                                                           2011     12.08        10.34          0.00
                                                           2012     10.34        11.97          0.00
                                                           2013     11.97        14.27          0.00
                                                           2014     14.27        13.12          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.64       $17.97     50,710.59
                                                         2006     17.97        20.54     43,703.23
                                                         2007     20.54        19.40     36,659.90
                                                         2008     19.40        11.68     30,468.17
                                                         2009     11.68        12.93     23,964.81
                                                         2010     12.93        15.38     12,791.87
                                                         2011     15.38        15.91          0.00
                                                         2012     15.91        17.13          0.00
                                                         2013     17.13        23.22          0.00
                                                         2014     23.22        22.71          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.32        14.13     15,148.88
                                                         2006     14.13        15.88     10,845.45
                                                         2007     15.88        15.15      9,939.87
                                                         2008     15.15         9.16      9,866.77
                                                         2009      9.16        12.29      7,541.52
                                                         2010     12.29        14.82      3,231.22
                                                         2011     14.82        13.75          0.00
                                                         2012     13.75        14.21          0.00
                                                         2013     14.21        15.37          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     14.11        16.05      8,032.88
                                                         2006     16.05        18.33     11,839.54
                                                         2007     18.33        19.09     12,911.41
                                                         2008     19.09        11.12      8,464.42
                                                         2009     11.12        15.27      7,597.93
                                                         2010     15.27        17.36      1,964.86
                                                         2011     17.36        15.58          0.00
                                                         2012     15.58        18.53          0.00
                                                         2013     18.53        23.11          0.00
                                                         2014     23.11        23.14          0.00

PIMCO Total Return Investment Division (Class E)........ 2005     11.71        11.74     69,472.37
                                                         2006     11.74        12.04     53,389.96
                                                         2007     12.04        12.70     46,714.62
                                                         2008     12.70        12.50     47,521.91
                                                         2009     12.50        14.48     41,748.11
                                                         2010     14.48        15.35     17,163.22
                                                         2011     15.35        15.55          0.00
                                                         2012     15.55        16.64          0.00
                                                         2013     16.64        16.01          0.00
                                                         2014     16.01        16.36          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $15.02       $15.37     24,348.97
                                                          2006     15.37        17.73     20,302.64
                                                          2007     17.73        17.08     18,505.25
                                                          2008     17.08        11.11     16,846.57
                                                          2009     11.11        13.70     14,197.37
                                                          2010     13.70        17.00      2,869.68
                                                          2011     17.00        15.96          0.00
                                                          2012     15.96        18.15          0.00
                                                          2013     18.15        24.60          0.00
                                                          2014     24.60        25.29          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.67        12.17     35,475.58
                                                          2006     12.17        13.47     28,560.03
                                                          2007     13.47        14.41     22,443.34
                                                          2008     14.41         8.19     24,477.95
                                                          2009      8.19        11.50     21,138.09
                                                          2010     11.50        13.17     13,585.00
                                                          2011     13.17        12.74          0.00
                                                          2012     12.74        14.83          0.00
                                                          2013     14.83        20.18          0.00
                                                          2014     20.18        21.53          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.24         4.62     23,055.61
                                                          2006      4.62         4.76     23,879.75
                                                          2007      4.76         6.15     27,660.66
                                                          2008      6.15         3.34     20,768.29
                                                          2009      3.34         5.22     25,904.51
                                                          2010      5.22         6.54      2,084.77
                                                          2011      6.54         5.77          0.00
                                                          2012      5.77         6.36          0.00
                                                          2013      6.36         6.64          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      6.97         7.82     29,419.65
                                                          2006      7.82         8.15     26,524.56
                                                          2007      8.15         9.40     32,626.69
                                                          2008      9.40         5.56     20,964.65
                                                          2009      5.56         7.92     16,574.88
                                                          2010      7.92         9.93      5,136.15
                                                          2011      9.93         9.57          0.00
                                                          2012      9.57        10.67          0.00
                                                          2013     10.67        14.30          0.00
                                                          2014     14.30        15.82          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.58       $13.66     24,267.01
                                                       2006     13.66        13.88     17,450.92
                                                       2007     13.88        14.91     11,153.55
                                                       2008     14.91         9.31     11,310.17
                                                       2009      9.31        12.66     10,036.35
                                                       2010     12.66        16.71      3,892.18
                                                       2011     16.71        16.62          0.00
                                                       2012     16.62        18.90          0.00
                                                       2013     18.90        26.73          0.00
                                                       2014     26.73        27.94          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.67        18.78     41,144.40
                                                       2006     18.78        19.30     30,220.02
                                                       2007     19.30        19.64     23,530.39
                                                       2008     19.64        16.33     14,046.58
                                                       2009     16.33        21.12     10,882.11
                                                       2010     21.12        23.30      3,318.58
                                                       2011     23.30        24.18          0.00
                                                       2012     24.18        26.37          0.00
                                                       2013     26.37        26.07          0.00
                                                       2014     26.07        26.92          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.89        14.82     34,141.09
                                                       2006     14.82        15.10     18,053.27
                                                       2007     15.10        15.40     24,949.51
                                                       2008     15.40        15.03     12,198.41
                                                       2009     15.03        15.34      7,329.65
                                                       2010     15.34        15.88      3,422.44
                                                       2011     15.88        16.38          0.00
                                                       2012     16.38        16.55          0.00
                                                       2013     16.55        16.09          0.00
                                                       2014     16.09        16.17          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     34.55        34.85     15,215.56
                                                       2006     34.85        37.67     13,432.11
                                                       2007     37.67        39.00      7,882.89
                                                       2008     39.00        28.71      6,626.97
                                                       2009     28.71        32.94      4,070.58
                                                       2010     32.94        35.33        859.71
                                                       2011     35.33        35.88          0.00
                                                       2012     35.88        39.43          0.00
                                                       2013     39.43        46.51          0.00
                                                       2014     46.51        50.31          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $29.04       $31.33     18,047.50
                                                            2006     31.33        35.12     18,323.79
                                                            2007     35.12        35.93     13,964.61
                                                            2008     35.93        21.31     13,326.93
                                                            2009     21.31        27.52     10,702.80
                                                            2010     27.52        30.15      5,191.58
                                                            2011     30.15        28.30          0.00
                                                            2012     28.30        31.25          0.00
                                                            2013     31.25        40.88          0.00
                                                            2014     40.88        44.24          0.00

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     58.31        59.10      4,091.70
                                                            2006     59.10        65.96      3,495.34
                                                            2007     65.96        69.05          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     68.47        68.81      3,112.34
                                                            2008     68.81        42.30      3,108.24
                                                            2009     42.30        49.44      1,993.67
                                                            2010     49.44        54.57        291.86
                                                            2011     54.57        53.62          0.00
                                                            2012     53.62        59.67          0.00
                                                            2013     59.67        78.50          0.00
                                                            2014     78.50        87.45          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.10 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.73      $ 14.33          0.00
                                                       2007     14.33        14.47          0.00
                                                       2008     14.47        12.83          0.00
                                                       2009     12.83        14.12          0.00
                                                       2010     14.12        14.70          0.00
                                                       2011     14.70        15.25          0.00
                                                       2012     15.25        15.71          0.00
                                                       2013     15.71        15.03          0.00
                                                       2014     15.03        15.47          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.44        22.60      1,531.76
                                                       2006     22.60        27.41        580.64
                                                       2007     27.41        32.54      2,094.91
                                                       2008     32.54        14.78        449.44
                                                       2009     14.78        23.32        371.54
                                                       2010     23.32        27.91        331.55
                                                       2011     27.91        22.07        382.89
                                                       2012     22.07        25.50        374.75
                                                       2013     25.50        31.98        325.64
                                                       2014     31.98        31.93        336.95

American Funds Growth Investment Division+ (Class 2).. 2005    107.17       121.76        366.58
                                                       2006    121.76       131.22        383.54
                                                       2007    131.22       144.13        181.86
                                                       2008    144.13        78.95         53.98
                                                       2009     78.95       107.61         52.06
                                                       2010    107.61       124.88         51.32
                                                       2011    124.88       116.88         52.53
                                                       2012    116.88       134.71         51.54
                                                       2013    134.71       171.37         50.64
                                                       2014    171.37       181.81         48.56

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     81.83        84.68      2,592.29
                                                       2006     84.68        95.39      2,650.19
                                                       2007     95.39        97.96      2,551.11
                                                       2008     97.96        59.52      2,823.48
                                                       2009     59.52        76.38      2,818.47
                                                       2010     76.38        83.21      2,798.11
                                                       2011     83.21        79.88      3,144.00
                                                       2012     79.88        91.74      3,114.06
                                                       2013     91.74       119.76      2,950.44
                                                       2014    119.76       129.54      2,785.75

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.41       $14.32          0.00
                                                         2006     14.32        16.30          0.00
                                                         2007     16.30        17.59        392.71
                                                         2008     17.59         9.61      2,297.01
                                                         2009      9.61        11.48        391.13
                                                         2010     11.48        12.03        394.22
                                                         2011     12.03         9.43        390.38
                                                         2012      9.43        11.02        390.01
                                                         2013     11.02        12.44        389.67
                                                         2014     12.44        11.79        389.38

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.40        12.38     12,342.43
                                                         2006     12.38        12.60     10,119.40
                                                         2007     12.60        13.16      7,172.78
                                                         2008     13.16        13.63      5,298.27
                                                         2009     13.63        14.03      5,693.30
                                                         2010     14.03        14.54      5,943.04
                                                         2011     14.54        15.29      4,961.74
                                                         2012     15.29        15.52      5,364.19
                                                         2013     15.52        14.83      6,082.20
                                                         2014     14.83        15.33      6,508.96

BlackRock Bond Income Investment Division (Class E)..... 2005     41.45        41.50      3,421.54
                                                         2006     41.50        42.38      3,421.55
                                                         2007     42.38        44.03      3,422.82
                                                         2008     44.03        41.58      3,760.89
                                                         2009     41.58        44.50      3,760.89
                                                         2010     44.50        47.14      3,762.48
                                                         2011     47.14        49.12      4,309.53
                                                         2012     49.12        51.65      4,309.53
                                                         2013     51.65        50.11      3,078.56
                                                         2014     50.11        52.47      3,155.95

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.60        12.01          0.00
                                                         2006     12.01        14.02      2,304.95
                                                         2007     14.02        14.17          0.00
                                                         2008     14.17         9.01          0.00
                                                         2009      9.01         9.81          0.00
                                                         2010      9.81        10.47          0.00
                                                         2011     10.47        10.47          0.00
                                                         2012     10.47        11.71          0.00
                                                         2013     11.71        15.12          0.00
                                                         2014     15.12        16.25          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $19.25       $19.37          0.00
                                                              2006     19.37        19.85          0.00
                                                              2007     19.85        20.39          0.00
                                                              2008     20.39        20.51          0.00
                                                              2009     20.51        20.14          0.00
                                                              2010     20.14        19.72          0.00
                                                              2011     19.72        19.31          0.00
                                                              2012     19.31        18.91          0.00
                                                              2013     18.91        18.52          0.00
                                                              2014     18.52        18.13          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.07         7.87          0.00
                                                              2006      7.87         7.59          0.00
                                                              2007      7.59         7.60          0.00
                                                              2008      7.60         4.54          0.00
                                                              2009      4.54         5.92          0.00
                                                              2010      5.92         7.18          0.00
                                                              2011      7.18         7.27          0.00
                                                              2012      7.27         8.44          0.00
                                                              2013      8.44        12.06          0.00
                                                              2014     12.06        14.05      3,837.24

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division (Class E)
  and before that MFS(R) Investors Trust Investment Division
  (Class E))................................................. 2005      8.24         8.64          0.00
                                                              2006      8.64         9.01          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division
  (Class E))................................................. 2006      8.98         9.58          0.00
                                                              2007      9.58         8.84          0.00
                                                              2008      8.84         3.93          0.00
                                                              2009      3.93         5.31          0.00
                                                              2010      5.31         5.58          0.00
                                                              2011      5.58         5.92          0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     33.76        36.55          0.00
                                                              2006     36.55        38.13          0.00
                                                              2007     38.13        44.95          0.00
                                                              2008     44.95        23.86          0.00
                                                              2009     23.86        34.86          0.00
                                                              2010     34.86        39.32          0.00
                                                              2011     39.32        37.28          0.00
                                                              2012     37.28        40.45          0.00
                                                              2013     40.45        52.52          0.00
                                                              2014     52.52        57.07          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2005    $13.70       $15.33      1,413.33
                                                        2006     15.33        19.37      1,460.31
                                                        2007     19.37        18.77          0.00
                                                        2008     18.77        10.87          0.00
                                                        2009     10.87        16.53          0.00
                                                        2010     16.53        18.86          0.00
                                                        2011     18.86        15.86          0.00
                                                        2012     15.86        20.08          0.00
                                                        2013     20.08        25.69          0.00
                                                        2014     25.69        23.73          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2005     20.92        22.96      2,492.09
                                                        2006     22.96        25.02        330.38
                                                        2007     25.02        25.30        109.60
                                                        2008     25.30        13.03          0.00
                                                        2009     13.03        18.86          0.00
                                                        2010     18.86        23.30          1.56
                                                        2011     23.30        21.32          0.00
                                                        2012     21.32        23.53          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     23.42        23.97          0.00
                                                        2013     23.97        30.62          0.00
                                                        2014     30.62        32.90          0.00

Invesco Small Cap Growth Investment Division (Class E). 2005     11.96        12.70          0.00
                                                        2006     12.70        14.21          0.00
                                                        2007     14.21        15.47          0.00
                                                        2008     15.47         9.28          0.00
                                                        2009      9.28        12.18          0.00
                                                        2010     12.18        15.06          0.00
                                                        2011     15.06        14.61          0.00
                                                        2012     14.61        16.92          0.00
                                                        2013     16.92        23.26          0.00
                                                        2014     23.26        24.61          0.00

Jennison Growth Investment Division (Class E).......... 2005      3.93         4.70          0.00
                                                        2006      4.70         4.72          0.00
                                                        2007      4.72         5.16          0.00
                                                        2008      5.16         3.20          0.00
                                                        2009      3.20         4.39      4,822.35
                                                        2010      4.39         4.79      7,584.88
                                                        2011      4.79         4.71      7,288.22
                                                        2012      4.71         5.33      7,079.69
                                                        2013      5.33         7.14      7,079.69
                                                        2014      7.14         7.61      7,079.69

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2005    $ 4.26       $ 3.89          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2005     24.80        25.94          0.00
                                                    2006     25.94        29.59         71.22
                                                    2007     29.59        32.37        484.67
                                                    2008     32.37        20.29          0.00
                                                    2009     20.29        25.84          0.00
                                                    2010     25.84        32.22          0.91
                                                    2011     32.22        31.69          0.00
                                                    2012     31.69        35.49          0.00
                                                    2013     35.49        48.94          0.00
                                                    2014     48.94        49.65          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2005      9.54         9.76        154.87
                                                    2006      9.76        10.50        160.79
                                                    2007     10.50        10.74        161.35
                                                    2008     10.74         6.17        178.53
                                                    2009      6.17         7.85        184.72
                                                    2010      7.85        10.10        160.09
                                                    2011     10.10        10.18        151.31
                                                    2012     10.18        11.06        157.73
                                                    2013     11.06        16.09        134.83
                                                    2014     16.09        15.92        141.45

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2005     12.46        12.39        249.05
                                                    2006     12.39        13.25        413.51
                                                    2007     13.25        13.85        634.75
                                                    2008     13.85        11.05        576.84
                                                    2009     11.05        14.81      1,846.69
                                                    2010     14.81        16.39      2,799.58
                                                    2011     16.39        16.80      2,707.45
                                                    2012     16.80        18.59      2,643.19
                                                    2013     18.59        19.68      2,673.24
                                                    2014     19.68        20.21      2,675.58

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2005     30.72        33.04      2,649.24
                                                    2006     33.04        36.33      2,876.74
                                                    2007     36.33        33.09      2,670.70
                                                    2008     33.09        17.47      2,859.29
                                                    2009     17.47        24.17      2,856.61
                                                    2010     24.17        27.19      2,856.83
                                                    2011     27.19        28.39      3,291.53
                                                    2012     28.39        31.04      3,293.30
                                                    2013     31.04        41.54      3,291.69
                                                    2014     41.54        41.40      3,424.28

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.72       $13.97      1,865.35
                                                   2006     13.97        15.03        936.27
                                                   2007     15.03        15.85        912.99
                                                   2008     15.85         9.88        889.13
                                                   2009      9.88        13.25        785.91
                                                   2010     13.25        16.36        691.51
                                                   2011     16.36        15.68        654.02
                                                   2012     15.68        18.04        580.23
                                                   2013     18.04        23.48        499.91
                                                   2014     23.48        25.15        507.42

MetLife Stock Index Investment Division (Class E). 2005     34.12        34.92      4,884.04
                                                   2006     34.92        39.42      2,727.04
                                                   2007     39.42        40.55      2,578.95
                                                   2008     40.55        24.94      3,143.15
                                                   2009     24.94        30.79      3,069.05
                                                   2010     30.79        34.55      3,118.04
                                                   2011     34.55        34.41      2,736.41
                                                   2012     34.41        38.93      2,465.56
                                                   2013     38.93        50.26      2,204.02
                                                   2014     50.26        55.72      2,134.37

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.93        12.47          0.00
                                                   2006     12.47        15.48        852.01
                                                   2007     15.48        17.19          0.00
                                                   2008     17.19         9.70      1,330.87
                                                   2009      9.70        12.52          0.00
                                                   2010     12.52        13.67          2.80
                                                   2011     13.67        11.97          0.00
                                                   2012     11.97        13.69          0.00
                                                   2013     13.69        16.00          0.00
                                                   2014     16.00        14.60          0.00

MFS(R) Total Return Investment Division (Class E). 2005     35.32        35.57        109.42
                                                   2006     35.57        38.99          0.00
                                                   2007     38.99        39.75          0.00
                                                   2008     39.75        30.22          0.00
                                                   2009     30.22        35.01          0.00
                                                   2010     35.01        37.64          0.00
                                                   2011     37.64        37.66          0.00
                                                   2012     37.66        41.04          0.00
                                                   2013     41.04        47.71          0.00
                                                   2014     47.71        50.62          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.61       $12.16      3,600.08
                                                           2006     12.16        14.04        548.12
                                                           2007     14.04        13.21        711.47
                                                           2008     13.21         8.59      3,088.72
                                                           2009      8.59        10.15        550.97
                                                           2010     10.15        11.05        587.12
                                                           2011     11.05        10.91        571.09
                                                           2012     10.91        12.44        552.17
                                                           2013     12.44        16.52        525.07
                                                           2014     16.52        17.90        491.13

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     24.13        26.12          0.00
                                                           2006     26.12        28.59          0.00
                                                           2007     28.59        29.13          0.00
                                                           2008     29.13        17.38          0.00
                                                           2009     17.38        20.71          0.00
                                                           2010     20.71        23.20          0.00
                                                           2011     23.20        21.29          0.00
                                                           2012     21.29        24.09          0.00
                                                           2013     24.09        26.48          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     11.99        13.87      2,619.59
                                                           2011     13.87        12.65      2,516.78
                                                           2012     12.65        13.55      2,444.77
                                                           2013     13.55        18.46      2,444.77
                                                           2014     18.46        18.28      2,444.77

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.86        16.58          0.00
                                                           2006     16.58        18.13          0.00
                                                           2007     18.13        19.21          0.00
                                                           2008     19.21         8.39        692.22
                                                           2009      8.39        10.99      1,839.07
                                                           2010     10.99        11.86          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.81        11.96      8,970.87
                                                           2006     11.96        14.72      6,928.56
                                                           2007     14.72        15.93      6,816.87
                                                           2008     15.93         9.02      7,643.34
                                                           2009      9.02        11.35      7,523.15
                                                           2010     11.35        12.01      7,602.23
                                                           2011     12.01        10.28      8,378.18
                                                           2012     10.28        11.89      8,236.76
                                                           2013     11.89        14.16      8,155.98
                                                           2014     14.16        13.02      8,970.17

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2005    $17.60       $17.92        800.60
                                                        2006     17.92        20.47        652.42
                                                        2007     20.47        19.32        677.49
                                                        2008     19.32        11.63        673.12
                                                        2009     11.63        12.87        772.94
                                                        2010     12.87        15.30        742.58
                                                        2011     15.30        15.82        667.82
                                                        2012     15.82        17.02        657.08
                                                        2013     17.02        23.06      1,674.03
                                                        2014     23.06        22.54      1,748.76

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2005     13.30        14.10      1,413.09
                                                        2006     14.10        15.84      1,338.61
                                                        2007     15.84        15.10      1,351.21
                                                        2008     15.10         9.13      1,760.51
                                                        2009      9.13        12.24      1,669.80
                                                        2010     12.24        14.75      1,491.98
                                                        2011     14.75        13.68      1,535.95
                                                        2012     13.68        14.13      1,567.06
                                                        2013     14.13        15.29          0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2005     14.06        15.98          0.00
                                                        2006     15.98        18.24          0.00
                                                        2007     18.24        18.98          0.00
                                                        2008     18.98        11.06          0.00
                                                        2009     11.06        15.17          0.00
                                                        2010     15.17        17.24          0.00
                                                        2011     17.24        15.47          0.00
                                                        2012     15.47        18.38          0.00
                                                        2013     18.38        22.91          0.00
                                                        2014     22.91        22.94          0.00

PIMCO Total Return Investment Division (Class E)....... 2005     11.69        11.72     10,819.18
                                                        2006     11.72        12.01      5,889.24
                                                        2007     12.01        12.66     12,817.39
                                                        2008     12.66        12.45      4,200.08
                                                        2009     12.45        14.41      7,586.50
                                                        2010     14.41        15.28      9,708.47
                                                        2011     15.28        15.46      9,562.63
                                                        2012     15.46        16.54      9,391.92
                                                        2013     16.54        15.90      9,829.49
                                                        2014     15.90        16.25      9,792.59

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E). 2005    $14.98       $15.31      4,486.20
                                                     2006     15.31        17.65      3,938.41
                                                     2007     17.65        17.00      3,733.40
                                                     2008     17.00        11.05      3,891.81
                                                     2009     11.05        13.62      3,891.82
                                                     2010     13.62        16.89      3,892.11
                                                     2011     16.89        15.85      4,383.54
                                                     2012     15.85        18.02      4,383.54
                                                     2013     18.02        24.42      3,591.76
                                                     2014     24.42        25.08      3,762.20

T. Rowe Price Large Cap Growth Investment Division
  (Class E)......................................... 2005     11.63        12.12          0.00
                                                     2006     12.12        13.41          0.00
                                                     2007     13.41        14.35        240.96
                                                     2008     14.35         8.15        240.30
                                                     2009      8.15        11.43        239.97
                                                     2010     11.43        13.09        244.68
                                                     2011     13.09        12.65        239.53
                                                     2012     12.65        14.72        239.30
                                                     2013     14.72        20.03      3,971.84
                                                     2014     20.03        21.36      3,864.78

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment
  Division (Class E))............................... 2005      4.23         4.61        441.09
                                                     2006      4.61         4.75          0.00
                                                     2007      4.75         6.13      3,322.48
                                                     2008      6.13         3.33          0.00
                                                     2009      3.33         5.20      4,697.26
                                                     2010      5.20         6.51      3,884.17
                                                     2011      6.51         5.74      3,730.54
                                                     2012      5.74         6.32      3,623.80
                                                     2013      6.32         6.60          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)......................................... 2005      6.96         7.80          0.00
                                                     2006      7.80         8.13      1,209.47
                                                     2007      8.13         9.36      9,234.82
                                                     2008      9.36         5.54      3,048.16
                                                     2009      5.54         7.89          0.00
                                                     2010      7.89         9.88          3.02
                                                     2011      9.88         9.52          0.00
                                                     2012      9.52        10.61          0.00
                                                     2013     10.61        14.20          0.00
                                                     2014     14.20        15.71          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.53       $13.60          0.00
                                                       2006     13.60        13.81          0.00
                                                       2007     13.81        14.83          0.00
                                                       2008     14.83         9.25      1,567.91
                                                       2009      9.25        12.58          0.00
                                                       2010     12.58        16.59        440.26
                                                       2011     16.59        16.50        419.78
                                                       2012     16.50        18.75        407.77
                                                       2013     18.75        26.50        407.77
                                                       2014     26.50        27.69        407.77

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.58        18.68      3,008.17
                                                       2006     18.68        19.18      3,832.95
                                                       2007     19.18        19.51        182.73
                                                       2008     19.51        16.22        136.88
                                                       2009     16.22        20.96        133.13
                                                       2010     20.96        23.11        136.75
                                                       2011     23.11        23.98        131.53
                                                       2012     23.98        26.13        131.04
                                                       2013     26.13        25.82        163.47
                                                       2014     25.82        26.65        165.03

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.82        14.74          0.00
                                                       2006     14.74        15.01          0.00
                                                       2007     15.01        15.30          0.00
                                                       2008     15.30        14.92          0.00
                                                       2009     14.92        15.22          0.00
                                                       2010     15.22        15.75          0.00
                                                       2011     15.75        16.24          0.00
                                                       2012     16.24        16.40          0.00
                                                       2013     16.40        15.94          0.00
                                                       2014     15.94        16.01          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     34.23        34.51          0.00
                                                       2006     34.51        37.28          0.00
                                                       2007     37.28        38.59          0.00
                                                       2008     38.59        28.38          0.00
                                                       2009     28.38        32.56          0.00
                                                       2010     32.56        34.90          0.00
                                                       2011     34.90        35.43          0.00
                                                       2012     35.43        38.91          0.00
                                                       2013     38.91        45.88          0.00
                                                       2014     45.88        49.60          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................. 2005    $28.89       $31.16       242.71
                                                          2006     31.16        34.91       847.27
                                                          2007     34.91        35.69        96.69
                                                          2008     35.69        21.16        96.43
                                                          2009     21.16        27.31        96.30
                                                          2010     27.31        29.91        98.34
                                                          2011     29.91        28.06        96.12
                                                          2012     28.06        30.97        96.03
                                                          2013     30.97        40.49        95.94
                                                          2014     40.49        43.79        95.87

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment
  Division (Class E) and before that BlackRock Large Cap
  Investment Division (Class E))......................... 2005     57.68        58.43         0.00
                                                          2006     58.43        65.19         0.00
                                                          2007     65.19        68.23         0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................. 2007     67.66        67.97       153.18
                                                          2008     67.97        41.76       152.77
                                                          2009     41.76        48.78       152.59
                                                          2010     48.78        53.82       152.65
                                                          2011     53.82        52.86       152.28
                                                          2012     52.86        58.79       152.14
                                                          2013     58.79        77.31       152.01
                                                          2014     77.31        86.09       151.89

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.15 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.67      $ 14.26      1,871.50
                                                       2007     14.26        14.40      9,055.63
                                                       2008     14.40        12.75          0.00
                                                       2009     12.75        14.04          0.00
                                                       2010     14.04        14.60        107.27
                                                       2011     14.60        15.14      7,703.24
                                                       2012     15.14        15.59          0.00
                                                       2013     15.59        14.91        678.08
                                                       2014     14.91        15.34        941.76

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.37        22.51     10,408.87
                                                       2006     22.51        27.29     10,006.16
                                                       2007     27.29        32.39     11,559.57
                                                       2008     32.39        14.71      7,460.49
                                                       2009     14.71        23.18      4,904.52
                                                       2010     23.18        27.74      4,304.56
                                                       2011     27.74        21.92      2,906.26
                                                       2012     21.92        25.31      2,573.18
                                                       2013     25.31        31.73        910.81
                                                       2014     31.73        31.67        595.50

American Funds Growth Investment Division+ (Class 2).. 2005    106.00       120.37      4,184.29
                                                       2006    120.37       129.66      4,691.87
                                                       2007    129.66       142.35      4,374.86
                                                       2008    142.35        77.93      2,860.94
                                                       2009     77.93       106.18      1,819.93
                                                       2010    106.18       123.15      1,618.60
                                                       2011    123.15       115.21        722.06
                                                       2012    115.21       132.72        734.35
                                                       2013    132.72       168.74        577.79
                                                       2014    168.74       178.94        561.03

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     80.94        83.72      5,156.55
                                                       2006     83.72        94.26      3,541.86
                                                       2007     94.26        96.75      4,096.76
                                                       2008     96.75        58.75      2,227.45
                                                       2009     58.75        75.36      1,969.58
                                                       2010     75.36        82.06        993.77
                                                       2011     82.06        78.73        743.23
                                                       2012     78.73        90.38      1,027.89
                                                       2013     90.38       117.92        835.67
                                                       2014    117.92       127.50        820.59

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.33       $14.21        658.04
                                                         2006     14.21        16.18      3,385.08
                                                         2007     16.18        17.45      2,235.53
                                                         2008     17.45         9.52      1,358.95
                                                         2009      9.52        11.37      1,258.27
                                                         2010     11.37        11.91      1,094.45
                                                         2011     11.91         9.33        937.89
                                                         2012      9.33        10.90        970.34
                                                         2013     10.90        12.30         11.95
                                                         2014     12.30        11.65         11.78

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.36        12.34      9,533.73
                                                         2006     12.34        12.54      7,303.60
                                                         2007     12.54        13.10      9,632.61
                                                         2008     13.10        13.56      5,456.97
                                                         2009     13.56        13.95      4,213.06
                                                         2010     13.95        14.45      3,246.04
                                                         2011     14.45        15.19      2,189.21
                                                         2012     15.19        15.41      2,380.07
                                                         2013     15.41        14.72      2,562.89
                                                         2014     14.72        15.21      2,669.29

BlackRock Bond Income Investment Division (Class E)..... 2005     41.01        41.04      3,149.42
                                                         2006     41.04        41.88      1,292.51
                                                         2007     41.88        43.50        939.58
                                                         2008     43.50        41.05        883.90
                                                         2009     41.05        43.91        759.19
                                                         2010     43.91        46.50      1,075.20
                                                         2011     46.50        48.43        593.71
                                                         2012     48.43        50.89        599.55
                                                         2013     50.89        49.35        527.74
                                                         2014     49.35        51.65        541.30

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.58        11.98      3,251.04
                                                         2006     11.98        13.98      4,326.66
                                                         2007     13.98        14.13     14,281.80
                                                         2008     14.13         8.98      6,371.10
                                                         2009      8.98         9.77      2,746.48
                                                         2010      9.77        10.43      4,926.54
                                                         2011     10.43        10.42      5,564.19
                                                         2012     10.42        11.64      4,730.04
                                                         2013     11.64        15.03      7,976.35
                                                         2014     15.03        16.15      6,329.16

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $19.05       $19.15          0.00
                                                              2006     19.15        19.62          0.00
                                                              2007     19.62        20.15          0.00
                                                              2008     20.15        20.25     10,165.31
                                                              2009     20.25        19.88      8,869.92
                                                              2010     19.88        19.46      4,671.63
                                                              2011     19.46        19.04      2,983.14
                                                              2012     19.04        18.64      1,758.41
                                                              2013     18.64        18.24        382.01
                                                              2014     18.24        17.85        188.11

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.06         7.86        185.19
                                                              2006      7.86         7.56        206.43
                                                              2007      7.56         7.57        214.79
                                                              2008      7.57         4.52        211.20
                                                              2009      4.52         5.89      3,355.93
                                                              2010      5.89         7.14      3,352.60
                                                              2011      7.14         7.23      2,141.72
                                                              2012      7.23         8.40      4,979.67
                                                              2013      8.40        11.99     16,801.49
                                                              2014     11.99        13.96     11,847.63

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division (Class E)
  and before that MFS(R) Investors Trust Investment Division
  (Class E))................................................. 2005      8.21         8.61      1,358.85
                                                              2006      8.61         8.98      1,366.05

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division
  (Class E))................................................. 2006      8.94         9.54      1,202.39
                                                              2007      9.54         8.80      1,226.92
                                                              2008      8.80         3.91        447.74
                                                              2009      3.91         5.28        939.37
                                                              2010      5.28         5.55        755.44
                                                              2011      5.55         5.88          0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     33.48        36.23        858.28
                                                              2006     36.23        37.78      1,109.56
                                                              2007     37.78        44.51      1,267.17
                                                              2008     44.51        23.62      1,918.13
                                                              2009     23.62        34.48      1,725.79
                                                              2010     34.48        38.88      1,665.75
                                                              2011     38.88        36.84        201.39
                                                              2012     36.84        39.95        201.39
                                                              2013     39.95        51.85        479.79
                                                              2014     51.85        56.31        471.55

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2005    $13.68       $15.30      5,903.70
                                                        2006     15.30        19.31      6,915.16
                                                        2007     19.31        18.71     14,457.36
                                                        2008     18.71        10.83      4,078.42
                                                        2009     10.83        16.47     12,268.62
                                                        2010     16.47        18.78      9,590.30
                                                        2011     18.78        15.78      6,197.87
                                                        2012     15.78        19.97      6,366.57
                                                        2013     19.97        25.53      6,180.35
                                                        2014     25.53        23.57      2,574.98

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2005     20.85        22.88     11,425.30
                                                        2006     22.88        24.92     10,992.12
                                                        2007     24.92        25.18      7,516.64
                                                        2008     25.18        12.96      5,753.49
                                                        2009     12.96        18.76      6,165.22
                                                        2010     18.76        23.16      4,297.86
                                                        2011     23.16        21.18      2,937.32
                                                        2012     21.18        23.37          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     23.26        23.80      2,702.83
                                                        2013     23.80        30.39      1,297.85
                                                        2014     30.39        32.64        873.79

Invesco Small Cap Growth Investment Division (Class E). 2005     11.94        12.67        463.28
                                                        2006     12.67        14.17      1,825.21
                                                        2007     14.17        15.42        929.08
                                                        2008     15.42         9.25        926.48
                                                        2009      9.25        12.13        936.20
                                                        2010     12.13        15.00        605.96
                                                        2011     15.00        14.53        467.19
                                                        2012     14.53        16.83        454.46
                                                        2013     16.83        23.12        401.67
                                                        2014     23.12        24.44        385.96

Jennison Growth Investment Division (Class E).......... 2005      3.92         4.69        613.27
                                                        2006      4.69         4.71      2,641.14
                                                        2007      4.71         5.14      1,391.48
                                                        2008      5.14         3.19      1,328.84
                                                        2009      3.19         4.37      1,325.44
                                                        2010      4.37         4.76      1,842.24
                                                        2011      4.76         4.68      1,167.99
                                                        2012      4.68         5.29      5,455.51
                                                        2013      5.29         7.09      1,056.46
                                                        2014      7.09         7.56          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2005    $ 4.25       $ 3.88        650.49

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2005     24.67        25.78        178.26
                                                    2006     25.78        29.40      1,029.23
                                                    2007     29.40        32.15      5,498.37
                                                    2008     32.15        20.14        252.44
                                                    2009     20.14        25.63        265.25
                                                    2010     25.63        31.95         99.97
                                                    2011     31.95        31.41        978.96
                                                    2012     31.41        35.16        978.93
                                                    2013     35.16        48.46      2,339.91
                                                    2014     48.46        49.14        301.54

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2005      9.52         9.74      1,355.21
                                                    2006      9.74        10.47      2,171.96
                                                    2007     10.47        10.71        149.87
                                                    2008     10.71         6.14        159.57
                                                    2009      6.14         7.82      2,321.72
                                                    2010      7.82        10.05      2,692.44
                                                    2011     10.05        10.13          0.00
                                                    2012     10.13        11.00          0.00
                                                    2013     11.00        15.99          0.00
                                                    2014     15.99        15.81          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2005     12.41        12.34      5,496.81
                                                    2006     12.34        13.19      5,721.09
                                                    2007     13.19        13.77      5,300.95
                                                    2008     13.77        10.98      3,116.93
                                                    2009     10.98        14.71      3,797.20
                                                    2010     14.71        16.28      3,816.53
                                                    2011     16.28        16.68      5,048.88
                                                    2012     16.68        18.45      5,658.47
                                                    2013     18.45        19.51      5,333.44
                                                    2014     19.51        20.03      5,284.79

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2005     30.54        32.83      5,019.92
                                                    2006     32.83        36.08      3,241.62
                                                    2007     36.08        32.84      1,616.86
                                                    2008     32.84        17.33      1,172.66
                                                    2009     17.33        23.97      1,187.07
                                                    2010     23.97        26.95        472.44
                                                    2011     26.95        28.12          0.00
                                                    2012     28.12        30.74          0.00
                                                    2013     30.74        41.11      2,590.72
                                                    2014     41.11        40.95        345.85

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.70       $13.94      8,547.95
                                                   2006     13.94        14.99      7,069.68
                                                   2007     14.99        15.79      7,671.38
                                                   2008     15.79         9.84      7,219.81
                                                   2009      9.84        13.19      3,555.39
                                                   2010     13.19        16.27      2,321.55
                                                   2011     16.27        15.59      1,123.38
                                                   2012     15.59        17.92      1,191.99
                                                   2013     17.92        23.32      2,230.85
                                                   2014     23.32        24.97      1,639.05

MetLife Stock Index Investment Division (Class E). 2005     33.88        34.65      9,114.63
                                                   2006     34.65        39.09      8,751.17
                                                   2007     39.09        40.19      5,957.13
                                                   2008     40.19        24.71      5,008.81
                                                   2009     24.71        30.49      4,591.51
                                                   2010     30.49        34.20      2,907.14
                                                   2011     34.20        34.04      1,460.55
                                                   2012     34.04        38.50      2,412.23
                                                   2013     38.50        49.67      1,540.55
                                                   2014     49.67        55.03      2,382.72

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.89        12.42      2,132.40
                                                   2006     12.42        15.41      4,003.04
                                                   2007     15.41        17.10      4,210.59
                                                   2008     17.10         9.65      9,843.48
                                                   2009      9.65        12.44      2,265.59
                                                   2010     12.44        13.58      3,246.38
                                                   2011     13.58        11.88      2,555.05
                                                   2012     11.88        13.59      2,015.52
                                                   2013     13.59        15.87      2,018.64
                                                   2014     15.87        14.47      2,205.99

MFS(R) Total Return Investment Division (Class E). 2005     35.01        35.24      3,087.82
                                                   2006     35.24        38.61      4,528.37
                                                   2007     38.61        39.34      5,773.91
                                                   2008     39.34        29.90      4,461.81
                                                   2009     29.90        34.62      4,451.71
                                                   2010     34.62        37.20      2,286.08
                                                   2011     37.20        37.20        173.39
                                                   2012     37.20        40.52         24.74
                                                   2013     40.52        47.07         24.74
                                                   2014     47.07        49.93         24.74

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.57       $12.12     18,178.87
                                                           2006     12.12        13.99     11,545.93
                                                           2007     13.99        13.15      5,928.63
                                                           2008     13.15         8.54      5,130.02
                                                           2009      8.54        10.09     14,705.70
                                                           2010     10.09        10.99     12,105.48
                                                           2011     10.99        10.84          0.00
                                                           2012     10.84        12.35      1,968.67
                                                           2013     12.35        16.39      8,093.21
                                                           2014     16.39        17.75      1,970.91

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     23.99        25.96      1,145.45
                                                           2006     25.96        28.39      1,455.08
                                                           2007     28.39        28.91      1,063.31
                                                           2008     28.91        17.25         95.79
                                                           2009     17.25        20.54         99.69
                                                           2010     20.54        23.00        211.15
                                                           2011     23.00        21.09        145.30
                                                           2012     21.09        23.86        143.87
                                                           2013     23.86        26.21          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     11.91        13.77      1,793.54
                                                           2011     13.77        12.55        537.40
                                                           2012     12.55        13.45        533.61
                                                           2013     13.45        18.30        529.63
                                                           2014     18.30        18.12        507.41

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.80        16.51      4,062.73
                                                           2006     16.51        18.04      4,623.65
                                                           2007     18.04        19.10      3,230.04
                                                           2008     19.10         8.34      2,290.27
                                                           2009      8.34        10.92      1,502.62
                                                           2010     10.92        11.78          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.77        11.92      6,323.60
                                                           2006     11.92        14.66      9,356.52
                                                           2007     14.66        15.86      9,687.70
                                                           2008     15.86         8.98     12,765.86
                                                           2009      8.98        11.29      4,128.68
                                                           2010     11.29        11.93      3,299.58
                                                           2011     11.93        10.21      1,821.04
                                                           2012     10.21        11.80      1,814.42
                                                           2013     11.80        14.05      2,096.69
                                                           2014     14.05        12.91      2,092.01

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class E)............................................ 2005    $17.56       $17.87     22,089.70
                                                        2006     17.87        20.40     18,411.53
                                                        2007     20.40        19.25      8,214.36
                                                        2008     19.25        11.59      6,361.99
                                                        2009     11.59        12.80      5,313.70
                                                        2010     12.80        15.22      2,099.70
                                                        2011     15.22        15.73        429.18
                                                        2012     15.73        16.91        516.25
                                                        2013     16.91        22.91        519.24
                                                        2014     22.91        22.38        488.58

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2005     13.28        14.07      2,180.30
                                                        2006     14.07        15.80      2,308.34
                                                        2007     15.80        15.05      1,850.60
                                                        2008     15.05         9.10      1,569.14
                                                        2009      9.10        12.19      1,316.67
                                                        2010     12.19        14.68      1,089.88
                                                        2011     14.68        13.61          0.00
                                                        2012     13.61        14.05          0.00
                                                        2013     14.05        15.20          0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2005     14.00        15.91      1,804.42
                                                        2006     15.91        18.15      2,621.75
                                                        2007     18.15        18.88      2,109.23
                                                        2008     18.88        10.99         94.62
                                                        2009     10.99        15.07        789.21
                                                        2010     15.07        17.12        479.13
                                                        2011     17.12        15.35      2,065.08
                                                        2012     15.35        18.24      2,057.25
                                                        2013     18.24        22.72        168.91
                                                        2014     22.72        22.73        160.90

PIMCO Total Return Investment Division (Class E)....... 2005     11.67        11.69     21,778.69
                                                        2006     11.69        11.97     15,981.58
                                                        2007     11.97        12.61     12,941.28
                                                        2008     12.61        12.40     10,789.64
                                                        2009     12.40        14.35     13,615.10
                                                        2010     14.35        15.20     13,706.85
                                                        2011     15.20        15.38      9,097.22
                                                        2012     15.38        16.45      8,306.48
                                                        2013     16.45        15.80      1,649.39
                                                        2014     15.80        16.14      1,644.27

                                                          BEGINNING OF               NUMBER OF
                                                              YEAR     END OF YEAR  ACCUMULATION
                                                          ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                  YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                  ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E). 2005    $14.93       $15.26      7,340.29
                                                     2006     15.26        17.58      6,784.95
                                                     2007     17.58        16.92      3,723.22
                                                     2008     16.92        11.00      3,510.11
                                                     2009     11.00        13.55      2,767.31
                                                     2010     13.55        16.79      1,453.43
                                                     2011     16.79        15.75        179.08
                                                     2012     15.75        17.90        265.50
                                                     2013     17.90        24.23        540.22
                                                     2014     24.23        24.88        527.23

T. Rowe Price Large Cap Growth Investment Division
  (Class E)......................................... 2005     11.59        12.08      2,894.32
                                                     2006     12.08        13.36      3,096.27
                                                     2007     13.36        14.28      6,386.93
                                                     2008     14.28         8.11      1,575.09
                                                     2009      8.11        11.37        802.27
                                                     2010     11.37        13.01        596.51
                                                     2011     13.01        12.57        589.56
                                                     2012     12.57        14.62      2,191.44
                                                     2013     14.62        19.87      2,413.86
                                                     2014     19.87        21.19      2,811.46

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment
  Division (Class E))............................... 2005      4.22         4.59     15,970.17
                                                     2006      4.59         4.74     10,067.59
                                                     2007      4.74         6.11      3,492.25
                                                     2008      6.11         3.32      3,695.48
                                                     2009      3.32         5.17      8,632.04
                                                     2010      5.17         6.48      8,502.77
                                                     2011      6.48         5.71        387.97
                                                     2012      5.71         6.28        411.30
                                                     2013      6.28         6.56          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E)......................................... 2005      6.94         7.79      7,750.61
                                                     2006      7.79         8.11     12,151.86
                                                     2007      8.11         9.33     20,990.02
                                                     2008      9.33         5.51     13,390.29
                                                     2009      5.51         7.85     10,699.03
                                                     2010      7.85         9.83     10,046.62
                                                     2011      9.83         9.47     10,078.66
                                                     2012      9.47        10.55     10,029.06
                                                     2013     10.55        14.11     12,012.30
                                                     2014     14.11        15.60      5,003.05

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.48       $13.54      7,167.74
                                                       2006     13.54        13.74      7,577.63
                                                       2007     13.74        14.75      2,731.95
                                                       2008     14.75         9.20      5,374.35
                                                       2009      9.20        12.50      5,235.87
                                                       2010     12.50        16.48      3,018.69
                                                       2011     16.48        16.38      2,109.65
                                                       2012     16.38        18.60      2,106.43
                                                       2013     18.60        26.28      6,766.35
                                                       2014     26.28        27.44      1,394.30

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.48        18.58     27,090.19
                                                       2006     18.58        19.06     19,229.37
                                                       2007     19.06        19.38      7,765.58
                                                       2008     19.38        16.10      3,497.56
                                                       2009     16.10        20.80      4,271.66
                                                       2010     20.80        22.93      3,902.87
                                                       2011     22.93        23.77      2,107.53
                                                       2012     23.77        25.89      3,025.41
                                                       2013     25.89        25.58        535.93
                                                       2014     25.58        26.39        535.62

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.74        14.66      5,346.73
                                                       2006     14.66        14.92      4,542.12
                                                       2007     14.92        15.20      4,542.45
                                                       2008     15.20        14.81      3,729.57
                                                       2009     14.81        15.11      1,843.71
                                                       2010     15.11        15.62      1,458.29
                                                       2011     15.62        16.10      1,187.79
                                                       2012     16.10        16.25      1,142.29
                                                       2013     16.25        15.79      1,087.24
                                                       2014     15.79        15.85      1,034.57

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     33.91        34.17      2,785.83
                                                       2006     34.17        36.90      2,581.19
                                                       2007     36.90        38.18      1,116.38
                                                       2008     38.18        28.07      1,067.03
                                                       2009     28.07        32.18        859.97
                                                       2010     32.18        34.47        706.63
                                                       2011     34.47        34.98        199.86
                                                       2012     34.98        38.40        195.27
                                                       2013     38.40        45.25        193.98
                                                       2014     45.25        48.90        192.83

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................. 2005    $28.74       $30.99      5,199.63
                                                          2006     30.99        34.70      7,278.24
                                                          2007     34.70        35.46      4,993.46
                                                          2008     35.46        21.01      2,863.24
                                                          2009     21.01        27.11      1,655.27
                                                          2010     27.11        29.67        875.78
                                                          2011     29.67        27.82      2,807.43
                                                          2012     27.82        30.69      2,923.43
                                                          2013     30.69        40.11      2,443.43
                                                          2014     40.11        43.35        104.48

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap
  Investment Division (Class E))......................... 2005     57.06        57.78        922.91
                                                          2006     57.78        64.42        711.47
                                                          2007     64.42        67.42          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................. 2007     66.85        67.15        710.19
                                                          2008     67.15        41.23        569.44
                                                          2009     41.23        48.14        368.04
                                                          2010     48.14        53.09        379.78
                                                          2011     53.09        52.11        421.55
                                                          2012     52.11        57.93        421.55
                                                          2013     57.93        76.14        119.58
                                                          2014     76.14        84.74        114.69

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.20 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.60      $ 14.19      2,123.12
                                                       2007     14.19        14.32      2,380.35
                                                       2008     14.32        12.68        999.69
                                                       2009     12.68        13.95        739.91
                                                       2010     13.95        14.50          1.14
                                                       2011     14.50        15.03          0.00
                                                       2012     15.03        15.47          0.00
                                                       2013     15.47        14.78          0.00
                                                       2014     14.78        15.20          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.31        22.42     14,287.71
                                                       2006     22.42        27.18     13,354.79
                                                       2007     27.18        32.23     13,953.89
                                                       2008     32.23        14.63     11,825.74
                                                       2009     14.63        23.05      5,507.31
                                                       2010     23.05        27.56          1.10
                                                       2011     27.56        21.77          0.00
                                                       2012     21.77        25.12          0.00
                                                       2013     25.12        31.48          0.00
                                                       2014     31.48        31.40          0.00

American Funds Growth Investment Division+ (Class 2).. 2005    104.90       119.06      5,197.63
                                                       2006    119.06       128.19      3,907.04
                                                       2007    128.19       140.66      4,040.66
                                                       2008    140.66        76.97      3,454.38
                                                       2009     76.97       104.81      1,854.41
                                                       2010    104.81       121.50          0.20
                                                       2011    121.50       113.61          0.00
                                                       2012    113.61       130.81          0.00
                                                       2013    130.81       166.24          0.00
                                                       2014    166.24       176.19          0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     80.10        82.80      6,733.74
                                                       2006     82.80        93.18      5,902.55
                                                       2007     93.18        95.60      5,633.63
                                                       2008     95.60        58.03      5,033.34
                                                       2009     58.03        74.39      1,841.59
                                                       2010     74.39        80.97          0.62
                                                       2011     80.97        77.64          0.00
                                                       2012     77.64        89.09          0.00
                                                       2013     89.09       116.17          0.00
                                                       2014    116.17       125.54          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.24       $14.11      6,998.46
                                                         2006     14.11        16.05      6,823.83
                                                         2007     16.05        17.30      7,640.32
                                                         2008     17.30         9.44      6,466.56
                                                         2009      9.44        11.26      3,627.63
                                                         2010     11.26        11.80          3.54
                                                         2011     11.80         9.23          0.00
                                                         2012      9.23        10.78          0.00
                                                         2013     10.78        12.16          0.00
                                                         2014     12.16        11.52          0.00

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.32        12.29     35,569.45
                                                         2006     12.29        12.49     37,573.50
                                                         2007     12.49        13.04     43,337.63
                                                         2008     13.04        13.49     30,487.80
                                                         2009     13.49        13.88     12,285.25
                                                         2010     13.88        14.36          5.09
                                                         2011     14.36        15.09          0.00
                                                         2012     15.09        15.30          0.00
                                                         2013     15.30        14.61          0.00
                                                         2014     14.61        15.09          0.00

BlackRock Bond Income Investment Division (Class E)..... 2005     40.57        40.58      3,844.39
                                                         2006     40.58        41.39      3,834.33
                                                         2007     41.39        42.97      2,508.67
                                                         2008     42.97        40.53      2,988.20
                                                         2009     40.53        43.33      1,765.53
                                                         2010     43.33        45.86          1.70
                                                         2011     45.86        47.74          0.00
                                                         2012     47.74        50.14          0.00
                                                         2013     50.14        48.60          0.00
                                                         2014     48.60        50.84          0.00

BlackRock Large Cap Value Investment Division
  (Class E)............................................. 2005     11.57        11.96      2,491.95
                                                         2006     11.96        13.95     13,309.15
                                                         2007     13.95        14.09     14,568.90
                                                         2008     14.09         8.95     12,001.48
                                                         2009      8.95         9.74      8,857.78
                                                         2010      9.74        10.38          7.60
                                                         2011     10.38        10.37          0.00
                                                         2012     10.37        11.58          0.00
                                                         2013     11.58        14.94          0.00
                                                         2014     14.94        16.05          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)......... 2005    $18.84       $18.94          0.00
                                                              2006     18.94        19.39          0.00
                                                              2007     19.39        19.90          0.00
                                                              2008     19.90        19.99          0.00
                                                              2009     19.99        19.62          0.00
                                                              2010     19.62        19.19          0.00
                                                              2011     19.19        18.77          0.00
                                                              2012     18.77        18.36          0.00
                                                              2013     18.36        17.96          0.00
                                                              2014     17.96        17.57          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E).................................................. 2005      7.05         7.84      6,267.96
                                                              2006      7.84         7.54      5,153.09
                                                              2007      7.54         7.55      3,099.99
                                                              2008      7.55         4.50        395.90
                                                              2009      4.50         5.87          0.00
                                                              2010      5.87         7.11          5.92
                                                              2011      7.11         7.20          0.00
                                                              2012      7.20         8.35          0.00
                                                              2013      8.35        11.91          0.00
                                                              2014     11.91        13.86          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division (Class E)
  and before that MFS(R) Investors Trust Investment Division
  (Class E))................................................. 2005      8.19         8.58      2,100.49
                                                              2006      8.58         8.95      2,138.79

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that
  Legg Mason Value Equity Investment Division
  (Class E))................................................. 2006      8.91         9.51      1,956.46
                                                              2007      9.51         8.76      1,347.02
                                                              2008      8.76         3.89          0.00
                                                              2009      3.89         5.25          0.00
                                                              2010      5.25         5.51          2.27
                                                              2011      5.51         5.85          0.00

Frontier Mid Cap Growth Investment Division (Class E)........ 2005     33.20        35.91      1,275.09
                                                              2006     35.91        37.43      1,200.71
                                                              2007     37.43        44.07      1,343.98
                                                              2008     44.07        23.37      1,358.97
                                                              2009     23.37        34.11          0.00
                                                              2010     34.11        38.44          0.51
                                                              2011     38.44        36.41          0.00
                                                              2012     36.41        39.46          0.00
                                                              2013     39.46        51.19          0.00
                                                              2014     51.19        55.56          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................ 2005    $13.65       $15.27      5,027.55
                                                        2006     15.27        19.26      9,330.71
                                                        2007     19.26        18.65      8,520.04
                                                        2008     18.65        10.79      6,950.06
                                                        2009     10.79        16.40      5,378.00
                                                        2010     16.40        18.69          2.41
                                                        2011     18.69        15.70          0.00
                                                        2012     15.70        19.86          0.00
                                                        2013     19.86        25.38          0.00
                                                        2014     25.38        23.42          0.00

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2005     20.79        22.79      7,226.74
                                                        2006     22.79        24.82      6,017.67
                                                        2007     24.82        25.07      4,776.07
                                                        2008     25.07        12.90      4,784.77
                                                        2009     12.90        18.65      2,352.99
                                                        2010     18.65        23.02          0.51
                                                        2011     23.02        21.04          0.00
                                                        2012     21.04        23.22          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class E)).................................. 2012     23.10        23.63          0.00
                                                        2013     23.63        30.16          0.00
                                                        2014     30.16        32.37          0.00

Invesco Small Cap Growth Investment Division (Class E). 2005     11.92        12.65        706.69
                                                        2006     12.65        14.13      1,007.57
                                                        2007     14.13        15.37      1,653.95
                                                        2008     15.37         9.22      1,736.38
                                                        2009      9.22        12.08      1,051.30
                                                        2010     12.08        14.93          2.78
                                                        2011     14.93        14.46          0.00
                                                        2012     14.46        16.73          0.00
                                                        2013     16.73        22.98          0.00
                                                        2014     22.98        24.28          0.00

Jennison Growth Investment Division (Class E).......... 2005      3.91         4.68      6,326.30
                                                        2006      4.68         4.69      5,318.54
                                                        2007      4.69         5.12      3,451.85
                                                        2008      5.12         3.18        364.26
                                                        2009      3.18         4.35        363.30
                                                        2010      4.35         4.74          3.91
                                                        2011      4.74         4.65          0.00
                                                        2012      4.65         5.26          0.00
                                                        2013      5.26         7.04          0.00
                                                        2014      7.04         7.50          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))....................................... 2005    $ 4.24       $ 3.87      6,737.43

Loomis Sayles Small Cap Core Investment Division
  (Class E)........................................ 2005     24.54        25.63        353.93
                                                    2006     25.63        29.22        272.81
                                                    2007     29.22        31.93        464.04
                                                    2008     31.93        19.99        234.09
                                                    2009     19.99        25.43         38.68
                                                    2010     25.43        31.68          2.05
                                                    2011     31.68        31.13          0.00
                                                    2012     31.13        34.83          0.00
                                                    2013     34.83        47.99          0.00
                                                    2014     47.99        48.63          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)........................................ 2005      9.50         9.71      2,264.89
                                                    2006      9.71        10.44      2,225.35
                                                    2007     10.44        10.67      4,824.55
                                                    2008     10.67         6.12      5,029.95
                                                    2009      6.12         7.78      4,439.82
                                                    2010      7.78        10.01          4.90
                                                    2011     10.01        10.07          0.00
                                                    2012     10.07        10.93          0.00
                                                    2013     10.93        15.89          0.00
                                                    2014     15.89        15.71          0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)........................................ 2005     12.36        12.28      7,845.59
                                                    2006     12.28        13.12      8,409.75
                                                    2007     13.12        13.70      9,612.40
                                                    2008     13.70        10.92      8,504.41
                                                    2009     10.92        14.62      1,603.48
                                                    2010     14.62        16.17          1.01
                                                    2011     16.17        16.56          0.00
                                                    2012     16.56        18.30          0.00
                                                    2013     18.30        19.35          0.00
                                                    2014     19.35        19.85          0.00

Met/Artisan Mid Cap Value Investment Division
  (Class E)........................................ 2005     30.37        32.62     11,623.48
                                                    2006     32.62        35.84      7,019.33
                                                    2007     35.84        32.60      5,840.98
                                                    2008     32.60        17.19      2,287.55
                                                    2009     17.19        23.77        242.78
                                                    2010     23.77        26.72          1.86
                                                    2011     26.72        27.86          0.00
                                                    2012     27.86        30.44          0.00
                                                    2013     30.44        40.69          0.00
                                                    2014     40.69        40.51          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.67       $13.90     12,756.91
                                                   2006     13.90        14.94      9,929.96
                                                   2007     14.94        15.73      9,791.05
                                                   2008     15.73         9.80     15,156.26
                                                   2009      9.80        13.12      3,748.36
                                                   2010     13.12        16.19          2.83
                                                   2011     16.19        15.50          0.00
                                                   2012     15.50        17.81          0.00
                                                   2013     17.81        23.17          0.00
                                                   2014     23.17        24.79          0.00

MetLife Stock Index Investment Division (Class E). 2005     33.63        34.38     26,625.93
                                                   2006     34.38        38.77     20,787.02
                                                   2007     38.77        39.84     20,126.01
                                                   2008     39.84        24.48     19,728.37
                                                   2009     24.48        30.19      8,194.37
                                                   2010     30.19        33.85          1.95
                                                   2011     33.85        33.68          0.00
                                                   2012     33.68        38.06          0.00
                                                   2013     38.06        49.09          0.00
                                                   2014     49.09        54.36          0.00

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.87        12.39      6,999.89
                                                   2006     12.39        15.37     11,802.81
                                                   2007     15.37        17.04     10,070.37
                                                   2008     17.04         9.61      9,851.45
                                                   2009      9.61        12.39      3,764.65
                                                   2010     12.39        13.52          6.05
                                                   2011     13.52        11.82          0.00
                                                   2012     11.82        13.51          0.00
                                                   2013     13.51        15.77          0.00
                                                   2014     15.77        14.37          0.00

MFS(R) Total Return Investment Division (Class E). 2005     34.70        34.91        775.56
                                                   2006     34.91        38.23        924.44
                                                   2007     38.23        38.94      2,214.75
                                                   2008     38.94        29.57      1,530.69
                                                   2009     29.57        34.23      1,670.50
                                                   2010     34.23        36.76          1.64
                                                   2011     36.76        36.74          0.00
                                                   2012     36.74        40.00          0.00
                                                   2013     40.00        46.45          0.00
                                                   2014     46.45        49.24          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.54       $12.07     16,456.08
                                                           2006     12.07        13.93     16,814.27
                                                           2007     13.93        13.09     15,922.67
                                                           2008     13.09         8.50      6,914.51
                                                           2009      8.50        10.03      2,141.45
                                                           2010     10.03        10.92          1.52
                                                           2011     10.92        10.77          0.00
                                                           2012     10.77        12.26          0.00
                                                           2013     12.26        16.27          0.00
                                                           2014     16.27        17.61          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     23.85        25.79        155.91
                                                           2006     25.79        28.20        502.38
                                                           2007     28.20        28.70        899.57
                                                           2008     28.70        17.11        823.33
                                                           2009     17.11        20.37        361.13
                                                           2010     20.37        22.79          3.39
                                                           2011     22.79        20.89          0.00
                                                           2012     20.89        23.62          0.00
                                                           2013     23.62        25.95          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     11.83        13.68          0.00
                                                           2011     13.68        12.46          0.00
                                                           2012     12.46        13.34          0.00
                                                           2013     13.34        18.15          0.00
                                                           2014     18.15        17.96          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.74        16.43      6,944.69
                                                           2006     16.43        17.95      5,802.84
                                                           2007     17.95        19.00      5,686.38
                                                           2008     19.00         8.29      5,377.86
                                                           2009      8.29        10.85      4,387.83
                                                           2010     10.85        11.71          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.74        11.88     17,771.03
                                                           2006     11.88        14.60     10,125.99
                                                           2007     14.60        15.79     11,140.49
                                                           2008     15.79         8.93     11,411.14
                                                           2009      8.93        11.23      4,791.75
                                                           2010     11.23        11.86          4.41
                                                           2011     11.86        10.14          0.00
                                                           2012     10.14        11.72          0.00
                                                           2013     11.72        13.94          0.00
                                                           2014     13.94        12.81          0.00

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E). 2005    $17.52       $17.82     34,201.05
                                                        2006     17.82        20.34     25,485.16
                                                        2007     20.34        19.18     24,373.18
                                                        2008     19.18        11.54     22,958.02
                                                        2009     11.54        12.74     10,200.31
                                                        2010     12.74        15.14          4.15
                                                        2011     15.14        15.64          0.00
                                                        2012     15.64        16.81          0.00
                                                        2013     16.81        22.76          0.00
                                                        2014     22.76        22.22          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division
  (Class E))........................................... 2005     13.26        14.04      2,161.09
                                                        2006     14.04        15.76        615.42
                                                        2007     15.76        15.01      1,479.70
                                                        2008     15.01         9.06        734.31
                                                        2009      9.06        12.14          0.00
                                                        2010     12.14        14.62          5.75
                                                        2011     14.62        13.54          0.00
                                                        2012     13.54        13.97          0.00
                                                        2013     13.97        15.11          0.00

Oppenheimer Global Equity Investment Division
  (Class E)............................................ 2005     13.95        15.84      5,967.34
                                                        2006     15.84        18.06      5,479.88
                                                        2007     18.06        18.78      4,959.54
                                                        2008     18.78        10.93      3,521.96
                                                        2009     10.93        14.98      1,564.57
                                                        2010     14.98        17.01          3.31
                                                        2011     17.01        15.24          0.00
                                                        2012     15.24        18.09          0.00
                                                        2013     18.09        22.53          0.00
                                                        2014     22.53        22.53          0.00

PIMCO Total Return Investment Division (Class E)....... 2005     11.65        11.66     26,177.95
                                                        2006     11.66        11.94     23,791.41
                                                        2007     11.94        12.57     21,152.02
                                                        2008     12.57        12.35     15,934.59
                                                        2009     12.35        14.29      4,893.70
                                                        2010     14.29        15.13          4.19
                                                        2011     15.13        15.30          0.00
                                                        2012     15.30        16.35          0.00
                                                        2013     16.35        15.70          0.00
                                                        2014     15.70        16.03          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class E)...... 2005    $14.88       $15.20      6,267.58
                                                          2006     15.20        17.51      4,443.15
                                                          2007     17.51        16.84      6,010.46
                                                          2008     16.84        10.94      6,532.92
                                                          2009     10.94        13.47      4,123.89
                                                          2010     13.47        16.69          1.62
                                                          2011     16.69        15.65          0.00
                                                          2012     15.65        17.77          0.00
                                                          2013     17.77        24.05          0.00
                                                          2014     24.05        24.68          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005     11.56        12.04      9,561.01
                                                          2006     12.04        13.30      7,638.78
                                                          2007     13.30        14.22      7,383.94
                                                          2008     14.22         8.07      7,083.74
                                                          2009      8.07        11.31      6,680.93
                                                          2010     11.31        12.93          6.14
                                                          2011     12.93        12.49          0.00
                                                          2012     12.49        14.52          0.00
                                                          2013     14.52        19.72          0.00
                                                          2014     19.72        21.02          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.21         4.58     15,790.77
                                                          2006      4.58         4.72     22,838.98
                                                          2007      4.72         6.09     47,468.52
                                                          2008      6.09         3.30     41,025.77
                                                          2009      3.30         5.15      8,819.45
                                                          2010      5.15         6.45          7.63
                                                          2011      6.45         5.68          0.00
                                                          2012      5.68         6.25          0.00
                                                          2013      6.25         6.52          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      6.93         7.77     10,596.73
                                                          2006      7.77         8.08      9,077.24
                                                          2007      8.08         9.30      8,624.70
                                                          2008      9.30         5.49      7,604.48
                                                          2009      5.49         7.82      2,771.87
                                                          2010      7.82         9.78          7.92
                                                          2011      9.78         9.42          0.00
                                                          2012      9.42        10.49          0.00
                                                          2013     10.49        14.02          0.00
                                                          2014     14.02        15.49          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class E)........................................... 2005    $12.43       $13.48      1,439.23
                                                       2006     13.48        13.67      4,421.55
                                                       2007     13.67        14.67      3,362.26
                                                       2008     14.67         9.15      3,141.10
                                                       2009      9.15        12.42      2,541.62
                                                       2010     12.42        16.36          2.92
                                                       2011     16.36        16.26          0.00
                                                       2012     16.26        18.46          0.00
                                                       2013     18.46        26.06          0.00
                                                       2014     26.06        27.20          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005     18.39        18.47      4,725.75
                                                       2006     18.47        18.95      4,130.05
                                                       2007     18.95        19.26      4,290.27
                                                       2008     19.26        15.99      2,677.83
                                                       2009     15.99        20.64        217.84
                                                       2010     20.64        22.74          2.38
                                                       2011     22.74        23.57          0.00
                                                       2012     23.57        25.66          0.00
                                                       2013     25.66        25.33          0.00
                                                       2014     25.33        26.12          0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.67        14.58      9,992.89
                                                       2006     14.58        14.83     11,123.81
                                                       2007     14.83        15.10     10,817.82
                                                       2008     15.10        14.71      9,445.01
                                                       2009     14.71        14.99      3,972.02
                                                       2010     14.99        15.50          3.79
                                                       2011     15.50        15.96          0.00
                                                       2012     15.96        16.10          0.00
                                                       2013     16.10        15.64          0.00
                                                       2014     15.64        15.69          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class E)).......................................... 2005     33.60        33.84      7,562.23
                                                       2006     33.84        36.53      4,814.42
                                                       2007     36.53        37.77      6,284.90
                                                       2008     37.77        27.75      3,575.93
                                                       2009     27.75        31.80      3,356.31
                                                       2010     31.80        34.05          1.38
                                                       2011     34.05        34.54          0.00
                                                       2012     34.54        37.90          0.00
                                                       2013     37.90        44.63          0.00
                                                       2014     44.63        48.21          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E))............................................... 2005    $28.60       $30.81      4,184.02
                                                            2006     30.81        34.49      4,121.65
                                                            2007     34.49        35.23      3,091.65
                                                            2008     35.23        20.86      1,217.06
                                                            2009     20.86        26.90        194.89
                                                            2010     26.90        29.43          2.12
                                                            2011     29.43        27.58          0.00
                                                            2012     27.58        30.41          0.00
                                                            2013     30.41        39.72          0.00
                                                            2014     39.72        42.92          0.00

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005     56.45        57.13      2,793.92
                                                            2006     57.13        63.67      2,571.59
                                                            2007     63.67        66.62          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     66.06        66.33      2,418.29
                                                            2008     66.33        40.71      1,550.72
                                                            2009     40.71        47.51        989.59
                                                            2010     47.51        52.36          1.33
                                                            2011     52.36        51.37          0.00
                                                            2012     51.37        57.08          0.00
                                                            2013     57.08        74.98          0.00
                                                            2014     74.98        83.41          0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.25 SEPARATE ACCOUNT CHARGE

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2)
  (5/1/2006).......................................... 2006   $ 13.54      $ 14.12         0.00
                                                       2007     14.12        14.24         0.00
                                                       2008     14.24        12.61         0.00
                                                       2009     12.61        13.86         0.00
                                                       2010     13.86        14.40         0.00
                                                       2011     14.40        14.92         0.00
                                                       2012     14.92        15.35         0.00
                                                       2013     15.35        14.66         0.00
                                                       2014     14.66        15.07         0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2)................................. 2005     18.25        22.34       529.95
                                                       2006     22.34        27.06       225.68
                                                       2007     27.06        32.07       143.60
                                                       2008     32.07        14.55        16.15
                                                       2009     14.55        22.91        15.75
                                                       2010     22.91        27.39        17.22
                                                       2011     27.39        21.62        15.24
                                                       2012     21.62        24.94        14.95
                                                       2013     24.94        31.24        14.74
                                                       2014     31.24        31.14        14.54

American Funds Growth Investment Division+ (Class 2).. 2005    103.86       117.82        44.81
                                                       2006    117.82       126.79         0.00
                                                       2007    126.79       139.05         0.00
                                                       2008    139.05        76.05         0.00
                                                       2009     76.05       103.51         0.00
                                                       2010    103.51       119.94         0.00
                                                       2011    119.94       112.09         0.00
                                                       2012    112.09       129.00         0.00
                                                       2013    129.00       163.85         0.00
                                                       2014    163.85       173.58         0.00

American Funds Growth-Income Investment Division+
  (Class 2)........................................... 2005     79.30        81.94       148.26
                                                       2006     81.94        92.17       446.02
                                                       2007     92.17        94.51       126.63
                                                       2008     94.51        57.34        96.65
                                                       2009     57.34        73.47        84.09
                                                       2010     73.47        79.92        56.72
                                                       2011     79.92        76.60        56.64
                                                       2012     76.60        87.85        50.36
                                                       2013     87.85       114.50        42.02
                                                       2014    114.50       123.68        37.94

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class E)............................................. 2005    $12.16       $14.01          0.00
                                                         2006     14.01        15.92          0.00
                                                         2007     15.92        17.16          0.00
                                                         2008     17.16         9.36          0.00
                                                         2009      9.36        11.16          0.00
                                                         2010     11.16        11.68          0.00
                                                         2011     11.68         9.14          0.00
                                                         2012      9.14        10.67          0.00
                                                         2013     10.67        12.03          0.00
                                                         2014     12.03        11.38          0.00

Barclays Aggregate Bond Index Investment Division
  (Class E)............................................. 2005     12.28        12.25     10,388.33
                                                         2006     12.25        12.44      3,833.65
                                                         2007     12.44        12.98      4,058.90
                                                         2008     12.98        13.42      3,042.44
                                                         2009     13.42        13.80      3,187.82
                                                         2010     13.80        14.28      3,254.04
                                                         2011     14.28        14.99      3,202.76
                                                         2012     14.99        15.20      3,486.26
                                                         2013     15.20        14.50      3,973.26
                                                         2014     14.50        14.97      4,024.47

BlackRock Bond Income Investment Division (Class E)..... 2005     40.13        40.12         97.76
                                                         2006     40.12        40.91          0.00
                                                         2007     40.91        42.44          0.00
                                                         2008     42.44        40.01          0.00
                                                         2009     40.01        42.76          0.00
                                                         2010     42.76        45.23          0.00
                                                         2011     45.23        47.06          0.00
                                                         2012     47.06        49.41          0.00
                                                         2013     49.41        47.87          0.00
                                                         2014     47.87        50.04          0.00

BlackRock Large Cap Value Investment Division (Class E). 2005     11.55        11.94          0.00
                                                         2006     11.94        13.92        103.81
                                                         2007     13.92        14.05        103.61
                                                         2008     14.05         8.92         30.08
                                                         2009      8.92         9.70         29.36
                                                         2010      9.70        10.34         30.65
                                                         2011     10.34        10.32         28.38
                                                         2012     10.32        11.52         27.86
                                                         2013     11.52        14.86         27.45
                                                         2014     14.86        15.95         27.09

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)........ 2005    $18.64       $18.73      1,086.98
                                                             2006     18.73        19.17      1,515.72
                                                             2007     19.17        19.66        852.12
                                                             2008     19.66        19.74      1,571.43
                                                             2009     19.74        19.36      1,562.69
                                                             2010     19.36        18.93      1,632.64
                                                             2011     18.93        18.51      1,626.13
                                                             2012     18.51        18.10      1,705.43
                                                             2013     18.10        17.69      1,828.06
                                                             2014     17.69        17.30      1,884.22

ClearBridge Aggressive Growth Investment Division
  (Class E)................................................. 2005      7.03         7.82          0.00
                                                             2006      7.82         7.52          0.00
                                                             2007      7.52         7.52          0.00
                                                             2008      7.52         4.48          0.00
                                                             2009      4.48         5.84          0.00
                                                             2010      5.84         7.07          0.00
                                                             2011      7.07         7.16          0.00
                                                             2012      7.16         8.30          0.00
                                                             2013      8.30        11.84          0.00
                                                             2014     11.84        13.77          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and
  before that MFS(R) Investors Trust Investment Division
  (Class E))................................................ 2005      8.17         8.55          0.00
                                                             2006      8.55         8.92          0.00

ClearBridge Aggressive Growth Investment Division
  (Class E) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E))......... 2006      8.88         9.47          0.00
                                                             2007      9.47         8.72          0.00
                                                             2008      8.72         3.87          0.00
                                                             2009      3.87         5.22          0.00
                                                             2010      5.22         5.48          0.00
                                                             2011      5.48         5.81          0.00

Frontier Mid Cap Growth Investment Division (Class E)....... 2005     32.93        35.59          0.00
                                                             2006     35.59        37.08          0.00
                                                             2007     37.08        43.64          0.00
                                                             2008     43.64        23.13          0.00
                                                             2009     23.13        33.74          0.00
                                                             2010     33.74        38.01          0.00
                                                             2011     38.01        35.98          0.00
                                                             2012     35.98        38.98          0.00
                                                             2013     38.98        50.54          0.00
                                                             2014     50.54        54.83          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class E)............................................... 2005    $13.63       $15.23        945.67
                                                           2006     15.23        19.21      1,047.95
                                                           2007     19.21        18.60        861.08
                                                           2008     18.60        10.76         44.65
                                                           2009     10.76        16.33         43.58
                                                           2010     16.33        18.60         45.93
                                                           2011     18.60        15.62         42.12
                                                           2012     15.62        19.74         41.34
                                                           2013     19.74        25.22         40.75
                                                           2014     25.22        23.26         40.20

Invesco Mid Cap Value Investment Division (Class E)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2005     20.72        22.71         44.14
                                                           2006     22.71        24.72          0.00
                                                           2007     24.72        24.95          0.00
                                                           2008     24.95        12.83          0.00
                                                           2009     12.83        18.55          0.00
                                                           2010     18.55        22.88          0.00
                                                           2011     22.88        20.90          0.00
                                                           2012     20.90        23.06          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class E)).............................................. 2012     22.95        23.46          0.00
                                                           2013     23.46        29.93          0.00
                                                           2014     29.93        32.11          0.00

Invesco Small Cap Growth Investment Division (Class E).... 2005     11.90        12.62          0.00
                                                           2006     12.62        14.10          0.00
                                                           2007     14.10        15.33          0.00
                                                           2008     15.33         9.18          0.00
                                                           2009      9.18        12.03          0.00
                                                           2010     12.03        14.86          0.00
                                                           2011     14.86        14.38          0.00
                                                           2012     14.38        16.64          0.00
                                                           2013     16.64        22.84          0.00
                                                           2014     22.84        24.12          0.00

Jennison Growth Investment Division (Class E)............. 2005      3.90         4.66          0.00
                                                           2006      4.66         4.68          0.00
                                                           2007      4.68         5.10          0.00
                                                           2008      5.10         3.16          0.00
                                                           2009      3.16         4.33          0.00
                                                           2010      4.33         4.71          0.00
                                                           2011      4.71         4.62          0.00
                                                           2012      4.62         5.22          0.00
                                                           2013      5.22         7.00          0.00
                                                           2014      7.00         7.45          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E)
  (formerly Met/Putnam Voyager Investment Division
  (Class E))............................................ 2005    $ 4.23       $ 3.86         0.00

Loomis Sayles Small Cap Core Investment Division
  (Class E)............................................. 2005     24.41        25.49        24.26
                                                         2006     25.49        29.03         0.00
                                                         2007     29.03        31.71         0.00
                                                         2008     31.71        19.84         0.00
                                                         2009     19.84        25.24         0.00
                                                         2010     25.24        31.42         0.00
                                                         2011     31.42        30.86         0.00
                                                         2012     30.86        34.51         0.00
                                                         2013     34.51        47.52         0.00
                                                         2014     47.52        48.13         0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class E)............................................. 2005      9.49         9.69         0.00
                                                         2006      9.69        10.41         0.00
                                                         2007     10.41        10.64         0.00
                                                         2008     10.64         6.10         0.00
                                                         2009      6.10         7.75         0.00
                                                         2010      7.75         9.96         0.00
                                                         2011      9.96        10.02         0.00
                                                         2012     10.02        10.87         0.00
                                                         2013     10.87        15.79         0.00
                                                         2014     15.79        15.60         0.00

Lord Abbett Bond Debenture Investment Division
  (Class E)............................................. 2005     12.31        12.23       872.32
                                                         2006     12.23        13.06       871.10
                                                         2007     13.06        13.63       680.85
                                                         2008     13.63        10.85       472.50
                                                         2009     10.85        14.53       295.22
                                                         2010     14.53        16.05       139.03
                                                         2011     16.05        16.43         0.00
                                                         2012     16.43        18.16         0.00
                                                         2013     18.16        19.19         0.00
                                                         2014     19.19        19.68         0.00

Met/Artisan Mid Cap Value Investment Division (Class E). 2005     30.19        32.42        81.97
                                                         2006     32.42        35.59         0.00
                                                         2007     35.59        32.36         0.00
                                                         2008     32.36        17.06         0.00
                                                         2009     17.06        23.58         0.00
                                                         2010     23.58        26.48         0.00
                                                         2011     26.48        27.60         0.00
                                                         2012     27.60        30.14         0.00
                                                         2013     30.14        40.27         0.00
                                                         2014     40.27        40.07         0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class E)....................................... 2005    $12.64       $13.86      1,333.13
                                                   2006     13.86        14.89        402.01
                                                   2007     14.89        15.67        391.78
                                                   2008     15.67         9.75        475.29
                                                   2009      9.75        13.06        433.11
                                                   2010     13.06        16.10        408.75
                                                   2011     16.10        15.41        406.64
                                                   2012     15.41        17.70        384.77
                                                   2013     17.70        23.01        333.01
                                                   2014     23.01        24.61        339.18

MetLife Stock Index Investment Division (Class E). 2005     33.38        34.11      4,354.67
                                                   2006     34.11        38.45      1,429.60
                                                   2007     38.45        39.49      1,397.43
                                                   2008     39.49        24.25      1,702.99
                                                   2009     24.25        29.89      1,703.90
                                                   2010     29.89        33.50      1,691.50
                                                   2011     33.50        33.31      1,678.45
                                                   2012     33.31        37.63      1,558.65
                                                   2013     37.63        48.51      1,445.03
                                                   2014     48.51        53.69      1,397.41

MFS(R) Research International Investment Division
  (Class E)....................................... 2005     10.86        12.38          0.00
                                                   2006     12.38        15.35          0.00
                                                   2007     15.35        17.01          0.00
                                                   2008     17.01         9.59          0.00
                                                   2009      9.59        12.35          0.00
                                                   2010     12.35        13.47          0.00
                                                   2011     13.47        11.77          0.00
                                                   2012     11.77        13.45          0.00
                                                   2013     13.45        15.70          0.00
                                                   2014     15.70        14.30          0.00

MFS(R) Total Return Investment Division (Class E). 2005     34.39        34.59          0.00
                                                   2006     34.59        37.86          0.00
                                                   2007     37.86        38.54          0.00
                                                   2008     38.54        29.25          0.00
                                                   2009     29.25        33.84          0.00
                                                   2010     33.84        36.33          0.00
                                                   2011     36.33        36.29          0.00
                                                   2012     36.29        39.49          0.00
                                                   2013     39.49        45.83          0.00
                                                   2014     45.83        48.56          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)................ 2005    $12.50       $12.03      1,126.55
                                                           2006     12.03        13.87        599.39
                                                           2007     13.87        13.03        512.49
                                                           2008     13.03         8.46          0.00
                                                           2009      8.46         9.98          0.00
                                                           2010      9.98        10.85          3.12
                                                           2011     10.85        10.70          0.00
                                                           2012     10.70        12.17          0.00
                                                           2013     12.17        16.15          0.00
                                                           2014     16.15        17.47          0.00

MFS(R) Value Investment Division (Class E)
  (formerly FI Value Leaders Investment Division
  (Class E)).............................................. 2005     23.71        25.63        420.62
                                                           2006     25.63        28.01        166.40
                                                           2007     28.01        28.49         86.12
                                                           2008     28.49        16.98          0.00
                                                           2009     16.98        20.20          0.00
                                                           2010     20.20        22.59          0.73
                                                           2011     22.59        20.70          0.00
                                                           2012     20.70        23.39          0.00
                                                           2013     23.39        25.69          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E)............................................... 2010     11.76        13.58          0.00
                                                           2011     13.58        12.37          0.00
                                                           2012     12.37        13.24          0.00
                                                           2013     13.24        18.00          0.00
                                                           2014     18.00        17.80          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class E) (formerly FI Mid Cap Opportunities Investment
  Division (Class E))..................................... 2005     15.68        16.36          0.00
                                                           2006     16.36        17.87          0.00
                                                           2007     17.87        18.90          0.00
                                                           2008     18.90         8.24          0.00
                                                           2009      8.24        10.78          0.00
                                                           2010     10.78        11.63          0.00

MSCI EAFE(R) Index Investment Division (Class E).......... 2005     10.71        11.84      2,776.80
                                                           2006     11.84        14.54        869.87
                                                           2007     14.54        15.72        793.42
                                                           2008     15.72         8.88      1,059.17
                                                           2009      8.88        11.16        980.53
                                                           2010     11.16        11.79      1,020.13
                                                           2011     11.79        10.08      1,145.42
                                                           2012     10.08        11.64      1,192.12
                                                           2013     11.64        13.84      1,089.61
                                                           2014     13.84        12.70      1,217.89

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E).. 2005    $17.48       $17.77        127.63
                                                         2006     17.77        20.27          0.00
                                                         2007     20.27        19.11          0.00
                                                         2008     19.11        11.49          0.00
                                                         2009     11.49        12.68          0.00
                                                         2010     12.68        15.06          0.00
                                                         2011     15.06        15.55          0.00
                                                         2012     15.55        16.70          0.00
                                                         2013     16.70        22.60          0.00
                                                         2014     22.60        22.06          0.00

Neuberger Berman Genesis Investment Division (Class E)
  (formerly MLA Mid Cap Investment Division (Class E)).. 2005     13.24        14.01          0.00
                                                         2006     14.01        15.72          0.00
                                                         2007     15.72        14.96          0.00
                                                         2008     14.96         9.03          0.00
                                                         2009      9.03        12.09          0.00
                                                         2010     12.09        14.55          0.00
                                                         2011     14.55        13.48          0.00
                                                         2012     13.48        13.89          0.00
                                                         2013     13.89        15.02          0.00

Oppenheimer Global Equity Investment Division (Class E). 2005     13.89        15.77          0.00
                                                         2006     15.77        17.97          0.00
                                                         2007     17.97        18.68          0.00
                                                         2008     18.68        10.86          0.00
                                                         2009     10.86        14.88          0.00
                                                         2010     14.88        16.89          0.00
                                                         2011     16.89        15.13          0.00
                                                         2012     15.13        17.95          0.00
                                                         2013     17.95        22.34          0.00
                                                         2014     22.34        22.33          0.00

PIMCO Total Return Investment Division (Class E)........ 2005     11.62        11.63      2,675.31
                                                         2006     11.63        11.90      2,464.08
                                                         2007     11.90        12.53      2,075.26
                                                         2008     12.53        12.30        485.72
                                                         2009     12.30        14.22        303.43
                                                         2010     14.22        15.05        143.46
                                                         2011     15.05        15.21          0.00
                                                         2012     15.21        16.25          0.00
                                                         2013     16.25        15.60          0.00
                                                         2014     15.60        15.92          0.00

Russell 2000(R) Index Investment Division (Class E)..... 2005     14.84        15.15         92.18
                                                         2006     15.15        17.44          0.00
                                                         2007     17.44        16.77          0.00
                                                         2008     16.77        10.89          0.00
                                                         2009     10.89        13.40          0.00
                                                         2010     13.40        16.59          0.00
                                                         2011     16.59        15.54          0.00
                                                         2012     15.54        17.64          0.00
                                                         2013     17.64        23.87          0.00
                                                         2014     23.87        24.48          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division
  (Class E).............................................. 2005    $11.52       $11.99      1,556.13
                                                          2006     11.99        13.25      1,171.93
                                                          2007     13.25        14.15        994.56
                                                          2008     14.15         8.03        515.64
                                                          2009      8.03        11.24        394.44
                                                          2010     11.24        12.85        346.66
                                                          2011     12.85        12.41        346.76
                                                          2012     12.41        14.42        307.91
                                                          2013     14.42        19.58        245.92
                                                          2014     19.58        20.85        225.83

T. Rowe Price Large Cap Growth Investment Division
  (Class E) (formerly RCM Technology Investment Division
  (Class E))............................................. 2005      4.20         4.57          0.00
                                                          2006      4.57         4.71          0.00
                                                          2007      4.71         6.07          0.00
                                                          2008      6.07         3.29          0.00
                                                          2009      3.29         5.13          0.00
                                                          2010      5.13         6.42          0.00
                                                          2011      6.42         5.65          0.00
                                                          2012      5.65         6.21          0.00
                                                          2013      6.21         6.48          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class E).............................................. 2005      6.92         7.75          0.00
                                                          2006      7.75         8.06          0.00
                                                          2007      8.06         9.27          0.00
                                                          2008      9.27         5.47          0.00
                                                          2009      5.47         7.78          0.00
                                                          2010      7.78         9.74          0.00
                                                          2011      9.74         9.36          0.00
                                                          2012      9.36        10.42          0.00
                                                          2013     10.42        13.93          0.00
                                                          2014     13.93        15.38          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class E).............................................. 2005     12.39        13.42          0.00
                                                          2006     13.42        13.61          0.00
                                                          2007     13.61        14.59          0.00
                                                          2008     14.59         9.09          0.00
                                                          2009      9.09        12.34          0.00
                                                          2010     12.34        16.25          0.00
                                                          2011     16.25        16.14          0.00
                                                          2012     16.14        18.31          0.00
                                                          2013     18.31        25.84          0.00
                                                          2014     25.84        26.96          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities
  Investment Division (Class E)....................... 2005    $18.30       $18.37       670.77
                                                       2006     18.37        18.83         0.00
                                                       2007     18.83        19.13         0.00
                                                       2008     19.13        15.87         0.00
                                                       2009     15.87        20.49         0.00
                                                       2010     20.49        22.56         0.00
                                                       2011     22.56        23.37         0.00
                                                       2012     23.37        25.43         0.00
                                                       2013     25.43        25.09         0.00
                                                       2014     25.09        25.86         0.00

Western Asset Management U.S Government Investment
  Division (Class E).................................. 2005     14.59        14.50         0.00
                                                       2006     14.50        14.74         0.00
                                                       2007     14.74        15.00         0.00
                                                       2008     15.00        14.61         0.00
                                                       2009     14.61        14.88         0.00
                                                       2010     14.88        15.37         0.00
                                                       2011     15.37        15.83         0.00
                                                       2012     15.83        15.96         0.00
                                                       2013     15.96        15.49         0.00
                                                       2014     15.49        15.53         0.00

WMC Balanced Investment Division (formerly BlackRock
  Diversified Investment Division (Class E)).......... 2005     33.29        33.51       824.18
                                                       2006     33.51        36.16         0.00
                                                       2007     36.16        37.36         0.00
                                                       2008     37.36        27.44         0.00
                                                       2009     27.44        31.43         0.00
                                                       2010     31.43        33.64         0.00
                                                       2011     33.64        34.10         0.00
                                                       2012     34.10        37.40         0.00
                                                       2013     37.40        44.02         0.00
                                                       2014     44.02        47.53         0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class E)).......................................... 2005     28.45        30.64         0.00
                                                       2006     30.64        34.28         0.00
                                                       2007     34.28        35.00         0.00
                                                       2008     35.00        20.71         0.00
                                                       2009     20.71        26.70         0.00
                                                       2010     26.70        29.19         0.00
                                                       2011     29.19        27.35         0.00
                                                       2012     27.35        30.13         0.00
                                                       2013     30.13        39.34         0.00
                                                       2014     39.34        42.49         0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))...................................... 2005    $55.85       $56.49        0.00
                                                            2006     56.49        62.93        0.00
                                                            2007     62.93        65.83        0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class E))............................................... 2007     65.28        65.52        0.00
                                                            2008     65.52        40.19        0.00
                                                            2009     40.19        46.88        0.00
                                                            2010     46.88        51.65        0.00
                                                            2011     51.65        50.65        0.00
                                                            2012     50.65        56.25        0.00
                                                            2013     56.25        73.85        0.00
                                                            2014     73.85        82.11        0.00

                        GROUP I--PREFERENCE PLUS SELECT
                     E SHARE AND AMERICAN FUNDS(R) CLASS 2
                         2.30 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006   $ 13.48      $ 14.05      2,260.99
                                                                                      2007     14.05        14.17      9,257.00
                                                                                      2008     14.17        12.53      7,101.80
                                                                                      2009     12.53        13.77      7,029.29
                                                                                      2010     13.77        14.30          4.73
                                                                                      2011     14.30        14.81          0.00
                                                                                      2012     14.81        15.23          0.00
                                                                                      2013     15.23        14.54          0.00
                                                                                      2014     14.54        14.93          0.00

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     18.19        22.25     19,596.91
                                                                                      2006     22.25        26.94     24,763.77
                                                                                      2007     26.94        31.92     28,149.24
                                                                                      2008     31.92        14.47     23,694.86
                                                                                      2009     14.47        22.78     22,122.14
                                                                                      2010     22.78        27.21      6,180.50
                                                                                      2011     27.21        21.47          0.00
                                                                                      2012     21.47        24.76          0.00
                                                                                      2013     24.76        30.99          0.00
                                                                                      2014     30.99        30.88          0.00

American Funds Growth Investment Division+ (Class 2)................................. 2005    102.78       116.54     11,889.33
                                                                                      2006    116.54       125.35     12,469.33
                                                                                      2007    125.35       137.40     11,555.27
                                                                                      2008    137.40        75.11     10,853.89
                                                                                      2009     75.11       102.18      8,780.01
                                                                                      2010    102.18       118.33      1,750.10
                                                                                      2011    118.33       110.54          0.00
                                                                                      2012    110.54       127.14          0.00
                                                                                      2013    127.14       161.42          0.00
                                                                                      2014    161.42       170.91          0.00

American Funds Growth-Income Investment Division+ (Class 2).......................... 2005     78.48        81.05     10,819.00
                                                                                      2006     81.05        91.12     13,217.06
                                                                                      2007     91.12        93.39     13,454.75
                                                                                      2008     93.39        56.63     10,951.54
                                                                                      2009     56.63        72.52     10,577.71
                                                                                      2010     72.52        78.85      2,314.64
                                                                                      2011     78.85        75.54          0.00
                                                                                      2012     75.54        86.59          0.00
                                                                                      2013     86.59       112.80          0.00
                                                                                      2014    112.80       121.78          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class E).................... 2005    $12.08       $13.90       5,258.45
                                                                                      2006     13.90        15.80       5,259.74
                                                                                      2007     15.80        17.01       3,521.03
                                                                                      2008     17.01         9.27       2,273.16
                                                                                      2009      9.27        11.06       2,143.16
                                                                                      2010     11.06        11.57           7.45
                                                                                      2011     11.57         9.04           0.00
                                                                                      2012      9.04        10.55           0.00
                                                                                      2013     10.55        11.89           0.00
                                                                                      2014     11.89        11.25           0.00

Barclays Aggregate Bond Index Investment Division (Class E).......................... 2005     12.24        12.21     121,422.56
                                                                                      2006     12.21        12.39     126,227.38
                                                                                      2007     12.39        12.92     118,169.13
                                                                                      2008     12.92        13.36      79,215.67
                                                                                      2009     13.36        13.72      69,343.08
                                                                                      2010     13.72        14.19      20,004.96
                                                                                      2011     14.19        14.89           0.00
                                                                                      2012     14.89        15.09           0.00
                                                                                      2013     15.09        14.39           0.00
                                                                                      2014     14.39        14.85           0.00

BlackRock Bond Income Investment Division (Class E).................................. 2005     39.70        39.67       5,151.32
                                                                                      2006     39.67        40.43       4,469.32
                                                                                      2007     40.43        41.92       2,774.84
                                                                                      2008     41.92        39.51       1,401.60
                                                                                      2009     39.51        42.20       1,325.39
                                                                                      2010     42.20        44.61         251.27
                                                                                      2011     44.61        46.40           0.00
                                                                                      2012     46.40        48.68           0.00
                                                                                      2013     48.68        47.14           0.00
                                                                                      2014     47.14        49.26           0.00

BlackRock Large Cap Value Investment Division (Class E).............................. 2005     11.54        11.92      24,565.40
                                                                                      2006     11.92        13.89      25,010.96
                                                                                      2007     13.89        14.01      30,856.76
                                                                                      2008     14.01         8.89      28,536.21
                                                                                      2009      8.89         9.66      22,955.58
                                                                                      2010      9.66        10.29      10,520.73
                                                                                      2011     10.29        10.27           0.00
                                                                                      2012     10.27        11.46           0.00
                                                                                      2013     11.46        14.77           0.00
                                                                                      2014     14.77        15.85           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Money Market Investment Division (Class E)................................. 2005    $18.45       $18.52         81.33
                                                                                      2006     18.52        18.94         80.87
                                                                                      2007     18.94        19.42         80.25
                                                                                      2008     19.42        19.49         79.66
                                                                                      2009     19.49        19.11         79.05
                                                                                      2010     19.11        18.67          2.97
                                                                                      2011     18.67        18.25          0.00
                                                                                      2012     18.25        17.83          0.00
                                                                                      2013     17.83        17.43          0.00
                                                                                      2014     17.43        17.03          0.00

ClearBridge Aggressive Growth Investment Division (Class E).......................... 2005      7.02         7.80      3,875.29
                                                                                      2006      7.80         7.50      3,545.85
                                                                                      2007      7.50         7.50      3,572.46
                                                                                      2008      7.50         4.47      3,194.27
                                                                                      2009      4.47         5.82      3,192.25
                                                                                      2010      5.82         7.04          3.58
                                                                                      2011      7.04         7.12          0.00
                                                                                      2012      7.12         8.25          0.00
                                                                                      2013      8.25        11.76          0.00
                                                                                      2014     11.76        13.67          0.00

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E) and before that MFS(R) Investors
  Trust Investment Division (Class E))............................................... 2005      8.14         8.53        649.63
                                                                                      2006      8.53         8.89        330.20

ClearBridge Aggressive Growth Investment Division (Class E) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class E) and before that Legg
  Mason Value Equity Investment Division (Class E)).................................. 2006      8.85         9.44        329.54
                                                                                      2007      9.44         8.68        784.70
                                                                                      2008      8.68         3.85        328.14
                                                                                      2009      3.85         5.19        152.52
                                                                                      2010      5.19         5.45          7.31
                                                                                      2011      5.45         5.78          0.00

Frontier Mid Cap Growth Investment Division (Class E)................................ 2005     32.65        35.28      6,672.87
                                                                                      2006     35.28        36.73      3,077.94
                                                                                      2007     36.73        43.21      2,537.74
                                                                                      2008     43.21        22.89      4,093.28
                                                                                      2009     22.89        33.38      3,514.33
                                                                                      2010     33.38        37.58      1,039.68
                                                                                      2011     37.58        35.55          0.00
                                                                                      2012     35.55        38.50          0.00
                                                                                      2013     38.50        49.89          0.00
                                                                                      2014     49.89        54.10          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class E)........................... 2005    $13.61       $15.20      1,645.97
                                                                                      2006     15.20        19.16      6,411.51
                                                                                      2007     19.16        18.54     13,217.81
                                                                                      2008     18.54        10.72      9,951.27
                                                                                      2009     10.72        16.26      8,383.57
                                                                                      2010     16.26        18.52      6,189.93
                                                                                      2011     18.52        15.54          0.00
                                                                                      2012     15.54        19.63          0.00
                                                                                      2013     19.63        25.07          0.00
                                                                                      2014     25.07        23.11          0.00

Invesco Mid Cap Value Investment Division (Class E) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class E))............................................... 2005     20.66        22.63     25,255.67
                                                                                      2006     22.63        24.61     27,257.58
                                                                                      2007     24.61        24.84     28,604.87
                                                                                      2008     24.84        12.77     23,897.67
                                                                                      2009     12.77        18.44     24,459.06
                                                                                      2010     18.44        22.74      6,960.45
                                                                                      2011     22.74        20.77          0.00
                                                                                      2012     20.77        22.90          0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class E))..................................................... 2012     22.79        23.30          0.00
                                                                                      2013     23.30        29.70          0.00
                                                                                      2014     29.70        31.85          0.00

Invesco Small Cap Growth Investment Division (Class E)............................... 2005     11.88        12.59      5,607.48
                                                                                      2006     12.59        14.06      5,493.64
                                                                                      2007     14.06        15.28      5,262.38
                                                                                      2008     15.28         9.15      5,258.44
                                                                                      2009      9.15        11.98      5,257.85
                                                                                      2010     11.98        14.79      2,611.62
                                                                                      2011     14.79        14.31          0.00
                                                                                      2012     14.31        16.55          0.00
                                                                                      2013     16.55        22.70          0.00
                                                                                      2014     22.70        23.96          0.00

Jennison Growth Investment Division (Class E)........................................ 2005      3.89         4.65        599.63
                                                                                      2006      4.65         4.66     18,445.35
                                                                                      2007      4.66         5.08        310.35
                                                                                      2008      5.08         3.15        309.75
                                                                                      2009      3.15         4.30        309.75
                                                                                      2010      4.30         4.69          4.44
                                                                                      2011      4.69         4.60          0.00
                                                                                      2012      4.60         5.19          0.00
                                                                                      2013      5.19         6.95          0.00
                                                                                      2014      6.95         7.39          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class E) (formerly Met/Putnam Voyager
  Investment Division (Class E))..................................................... 2005    $ 4.22       $ 3.85        638.13

Loomis Sayles Small Cap Core Investment Division (Class E)........................... 2005     24.28        25.34        747.23
                                                                                      2006     25.34        28.85      2,780.35
                                                                                      2007     28.85        31.50      5,193.80
                                                                                      2008     31.50        19.70      3,570.26
                                                                                      2009     19.70        25.04      3,505.53
                                                                                      2010     25.04        31.16        119.50
                                                                                      2011     31.16        30.59          0.00
                                                                                      2012     30.59        34.19          0.00
                                                                                      2013     34.19        47.05          0.00
                                                                                      2014     47.05        47.64          0.00

Loomis Sayles Small Cap Growth Investment Division (Class E)......................... 2005      9.47         9.67      5,222.81
                                                                                      2006      9.67        10.38      7,095.54
                                                                                      2007     10.38        10.60     12,101.08
                                                                                      2008     10.60         6.07      5,283.40
                                                                                      2009      6.07         7.71      3,375.21
                                                                                      2010      7.71         9.91          6.08
                                                                                      2011      9.91         9.97          0.00
                                                                                      2012      9.97        10.81          0.00
                                                                                      2013     10.81        15.69          0.00
                                                                                      2014     15.69        15.49          0.00

Lord Abbett Bond Debenture Investment Division (Class E)............................. 2005     12.26        12.18      9,349.84
                                                                                      2006     12.18        12.99     10,749.06
                                                                                      2007     12.99        13.55     13,210.27
                                                                                      2008     13.55        10.79     10,001.41
                                                                                      2009     10.79        14.43      6,152.15
                                                                                      2010     14.43        15.94        264.66
                                                                                      2011     15.94        16.31          0.00
                                                                                      2012     16.31        18.01          0.00
                                                                                      2013     18.01        19.02          0.00
                                                                                      2014     19.02        19.50          0.00

Met/Artisan Mid Cap Value Investment Division (Class E).............................. 2005     30.01        32.21     12,752.37
                                                                                      2006     32.21        35.35     13,359.55
                                                                                      2007     35.35        32.13     12,058.79
                                                                                      2008     32.13        16.93      9,227.36
                                                                                      2009     16.93        23.38      9,514.53
                                                                                      2010     23.38        26.25      3,485.99
                                                                                      2011     26.25        27.34          0.00
                                                                                      2012     27.34        29.84          0.00
                                                                                      2013     29.84        39.86          0.00
                                                                                      2014     39.86        39.64          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division (Class E)............................ 2005    $12.61       $13.82     18,971.32
                                                                                      2006     13.82        14.84     20,242.27
                                                                                      2007     14.84        15.61     24,468.60
                                                                                      2008     15.61         9.71     21,241.31
                                                                                      2009      9.71        13.00     15,953.73
                                                                                      2010     13.00        16.02      2,839.34
                                                                                      2011     16.02        15.33          0.00
                                                                                      2012     15.33        17.59          0.00
                                                                                      2013     17.59        22.86          0.00
                                                                                      2014     22.86        24.43          0.00

MetLife Stock Index Investment Division (Class E).................................... 2005     33.14        33.84     61,469.18
                                                                                      2006     33.84        38.13     61,955.55
                                                                                      2007     38.13        39.14     60,082.79
                                                                                      2008     39.14        24.03     66,198.66
                                                                                      2009     24.03        29.60     54,131.11
                                                                                      2010     29.60        33.15     14,968.51
                                                                                      2011     33.15        32.95          0.00
                                                                                      2012     32.95        37.21          0.00
                                                                                      2013     37.21        47.94          0.00
                                                                                      2014     47.94        53.03          0.00

MFS(R) Research International Investment Division (Class E).......................... 2005     10.84        12.35      2,874.17
                                                                                      2006     12.35        15.30      6,712.41
                                                                                      2007     15.30        16.95     14,077.15
                                                                                      2008     16.95         9.55     10,381.44
                                                                                      2009      9.55        12.30      5,882.28
                                                                                      2010     12.30        13.41        310.78
                                                                                      2011     13.41        11.71          0.00
                                                                                      2012     11.71        13.37          0.00
                                                                                      2013     13.37        15.60          0.00
                                                                                      2014     15.60        14.20          0.00

MFS(R) Total Return Investment Division (Class E).................................... 2005     34.09        34.27        847.21
                                                                                      2006     34.27        37.49        504.29
                                                                                      2007     37.49        38.14      8,629.69
                                                                                      2008     38.14        28.94      6,112.80
                                                                                      2009     28.94        33.46      6,808.48
                                                                                      2010     33.46        35.90      2,357.63
                                                                                      2011     35.90        35.84        132.21
                                                                                      2012     35.84        38.99          0.00
                                                                                      2013     38.99        45.23          0.00
                                                                                      2014     45.23        47.89          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class E)........................................... 2005    $12.46       $11.99     34,085.81
                                                                                      2006     11.99        13.82     38,903.26
                                                                                      2007     13.82        12.97     32,180.58
                                                                                      2008     12.97         8.41     30,478.50
                                                                                      2009      8.41         9.92     24,513.24
                                                                                      2010      9.92        10.79      6,500.75
                                                                                      2011     10.79        10.63          0.00
                                                                                      2012     10.63        12.09          0.00
                                                                                      2013     12.09        16.03          0.00
                                                                                      2014     16.03        17.33          0.00

MFS(R) Value Investment Division (Class E) (formerly FI Value Leaders Investment
  Division (Class E))................................................................ 2005     23.58        25.47      2,204.25
                                                                                      2006     25.47        27.82      1,498.51
                                                                                      2007     27.82        28.28        839.18
                                                                                      2008     28.28        16.85        245.49
                                                                                      2009     16.85        20.03        243.40
                                                                                      2010     20.03        22.39         39.92
                                                                                      2011     22.39        20.51          0.00
                                                                                      2012     20.51        23.16          0.00
                                                                                      2013     23.16        25.44          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E).......................... 2010     11.68        13.49      3,110.29
                                                                                      2011     13.49        12.28          0.00
                                                                                      2012     12.28        13.13          0.00
                                                                                      2013     13.13        17.85          0.00
                                                                                      2014     17.85        17.64          0.00

Morgan Stanley Mid Cap Growth Investment Division (Class E) (formerly FI Mid Cap
  Opportunities Investment Division (Class E))....................................... 2005     15.62        16.29     15,342.07
                                                                                      2006     16.29        17.78     11,503.36
                                                                                      2007     17.78        18.80      8,808.99
                                                                                      2008     18.80         8.19      9,063.38
                                                                                      2009      8.19        10.71      6,659.68
                                                                                      2010     10.71        11.55          0.00

MSCI EAFE(R) Index Investment Division (Class E)..................................... 2005     10.67        11.79     40,735.18
                                                                                      2006     11.79        14.48     43,810.10
                                                                                      2007     14.48        15.64     43,124.87
                                                                                      2008     15.64         8.84     34,166.97
                                                                                      2009      8.84        11.10     28,472.54
                                                                                      2010     11.10        11.72      7,171.52
                                                                                      2011     11.72        10.01          0.00
                                                                                      2012     10.01        11.56          0.00
                                                                                      2013     11.56        13.73          0.00
                                                                                      2014     13.73        12.60          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class E)............................... 2005    $17.45       $17.72     42,291.40
                                                                                      2006     17.72        20.21     42,799.56
                                                                                      2007     20.21        19.04     40,437.15
                                                                                      2008     19.04        11.44     30,847.28
                                                                                      2009     11.44        12.62     29,630.29
                                                                                      2010     12.62        14.98     10,291.09
                                                                                      2011     14.98        15.46          0.00
                                                                                      2012     15.46        16.60          0.00
                                                                                      2013     16.60        22.45          0.00
                                                                                      2014     22.45        21.90          0.00

Neuberger Berman Genesis Investment Division (Class E) (formerly MLA Mid Cap
  Investment Division (Class E))..................................................... 2005     13.21        13.98      4,932.66
                                                                                      2006     13.98        15.68      7,214.70
                                                                                      2007     15.68        14.91     10,961.23
                                                                                      2008     14.91         9.00      5,828.73
                                                                                      2009      9.00        12.04      4,819.59
                                                                                      2010     12.04        14.48      2,384.21
                                                                                      2011     14.48        13.41          0.00
                                                                                      2012     13.41        13.81          0.00
                                                                                      2013     13.81        14.94          0.00

Oppenheimer Global Equity Investment Division (Class E).............................. 2005     13.84        15.70      8,390.67
                                                                                      2006     15.70        17.88      8,151.32
                                                                                      2007     17.88        18.58      9,601.04
                                                                                      2008     18.58        10.80      3,894.39
                                                                                      2009     10.80        14.78      3,721.25
                                                                                      2010     14.78        16.77        504.90
                                                                                      2011     16.77        15.02          0.00
                                                                                      2012     15.02        17.81          0.00
                                                                                      2013     17.81        22.15          0.00
                                                                                      2014     22.15        22.13          0.00

PIMCO Total Return Investment Division (Class E)..................................... 2005     11.60        11.60     38,426.76
                                                                                      2006     11.60        11.87     36,286.35
                                                                                      2007     11.87        12.48     34,625.35
                                                                                      2008     12.48        12.26     30,494.01
                                                                                      2009     12.26        14.16     28,601.70
                                                                                      2010     14.16        14.98      6,567.68
                                                                                      2011     14.98        15.13          0.00
                                                                                      2012     15.13        16.16          0.00
                                                                                      2013     16.16        15.50          0.00
                                                                                      2014     15.50        15.81          0.00

Russell 2000(R) Index Investment Division (Class E).................................. 2005     14.79        15.10     22,958.28
                                                                                      2006     15.10        17.37     18,641.35
                                                                                      2007     17.37        16.69     21,158.37
                                                                                      2008     16.69        10.83     18,970.10
                                                                                      2009     10.83        13.32     16,825.30
                                                                                      2010     13.32        16.49      6,716.64
                                                                                      2011     16.49        15.44          0.00
                                                                                      2012     15.44        17.52          0.00
                                                                                      2013     17.52        23.69          0.00
                                                                                      2014     23.69        24.29          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class E)......................... 2005    $11.49       $11.95     15,396.07
                                                                                      2006     11.95        13.20     13,072.52
                                                                                      2007     13.20        14.09     10,313.66
                                                                                      2008     14.09         7.99      9,079.63
                                                                                      2009      7.99        11.18      9,598.42
                                                                                      2010     11.18        12.77        144.32
                                                                                      2011     12.77        12.33          0.00
                                                                                      2012     12.33        14.31          0.00
                                                                                      2013     14.31        19.43          0.00
                                                                                      2014     19.43        20.68          0.00

T. Rowe Price Large Cap Growth Investment Division (Class E) (formerly RCM
  Technology Investment Division (Class E)).......................................... 2005      4.20         4.56     41,257.74
                                                                                      2006      4.56         4.69     20,737.14
                                                                                      2007      4.69         6.05     10,501.01
                                                                                      2008      6.05         3.28     12,493.01
                                                                                      2009      3.28         5.11      4,535.60
                                                                                      2010      5.11         6.38      1,603.83
                                                                                      2011      6.38         5.62          0.00
                                                                                      2012      5.62         6.17          0.00
                                                                                      2013      6.17         6.44          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class E)........................... 2005      6.90         7.73     26,728.47
                                                                                      2006      7.73         8.04     21,651.21
                                                                                      2007      8.04         9.24     30,980.43
                                                                                      2008      9.24         5.45     14,394.59
                                                                                      2009      5.45         7.75     12,734.05
                                                                                      2010      7.75         9.69      3,584.79
                                                                                      2011      9.69         9.31          0.00
                                                                                      2012      9.31        10.36          0.00
                                                                                      2013     10.36        13.84          0.00
                                                                                      2014     13.84        15.28          0.00

T. Rowe Price Small Cap Growth Investment Division (Class E)......................... 2005     12.34        13.36     17,507.06
                                                                                      2006     13.36        13.54     17,429.19
                                                                                      2007     13.54        14.51     13,359.56
                                                                                      2008     14.51         9.04      6,127.32
                                                                                      2009      9.04        12.26      3,719.73
                                                                                      2010     12.26        16.14        642.58
                                                                                      2011     16.14        16.02          0.00
                                                                                      2012     16.02        18.17          0.00
                                                                                      2013     18.17        25.62          0.00
                                                                                      2014     25.62        26.72          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management Strategic Bond Opportunities Investment Division (Class E).. 2005    $18.20       $18.27     34,359.82
                                                                                      2006     18.27        18.72     32,363.62
                                                                                      2007     18.72        19.00     31,801.74
                                                                                      2008     19.00        15.76     26,188.70
                                                                                      2009     15.76        20.33     20,103.85
                                                                                      2010     20.33        22.38      8,125.89
                                                                                      2011     22.38        23.17          0.00
                                                                                      2012     23.17        25.20          0.00
                                                                                      2013     25.20        24.85          0.00
                                                                                      2014     24.85        25.60          0.00

Western Asset Management U.S Government Investment Division (Class E)................ 2005     14.52        14.41      7,765.52
                                                                                      2006     14.41        14.65      8,118.00
                                                                                      2007     14.65        14.90      4,958.70
                                                                                      2008     14.90        14.50      2,210.16
                                                                                      2009     14.50        14.77      2,099.48
                                                                                      2010     14.77        15.25        479.03
                                                                                      2011     15.25        15.69          0.00
                                                                                      2012     15.69        15.81          0.00
                                                                                      2013     15.81        15.34          0.00
                                                                                      2014     15.34        15.37          0.00

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class E))......................................................................... 2005     32.99        33.19     17,853.00
                                                                                      2006     33.19        35.79     14,006.47
                                                                                      2007     35.79        36.96     16,142.71
                                                                                      2008     36.96        27.14     16,098.19
                                                                                      2009     27.14        31.07     16,953.77
                                                                                      2010     31.07        33.23      1,465.17
                                                                                      2011     33.23        33.67          0.00
                                                                                      2012     33.67        36.90          0.00
                                                                                      2013     36.90        43.42          0.00
                                                                                      2014     43.42        46.85          0.00

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class E))..................................................... 2005     28.31        30.47      5,414.13
                                                                                      2006     30.47        34.07     12,400.42
                                                                                      2007     34.07        34.77     12,614.06
                                                                                      2008     34.77        20.57     12,033.70
                                                                                      2009     20.57        26.50     10,838.38
                                                                                      2010     26.50        28.95      1,477.05
                                                                                      2011     28.95        27.11          0.00
                                                                                      2012     27.11        29.86          0.00
                                                                                      2013     29.86        38.97          0.00
                                                                                      2014     38.97        42.06          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class E) and before that BlackRock Large Cap Investment
  Division (Class E))................................................................ 2005    $55.25       $55.86      6,248.30
                                                                                      2006     55.86        62.19      5,053.74
                                                                                      2007     62.19        65.05          0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class E))..................................................... 2007     64.50        64.72      3,544.63
                                                                                      2008     64.72        39.68      3,420.61
                                                                                      2009     39.68        46.26      3,250.40
                                                                                      2010     46.26        50.94      1,284.02
                                                                                      2011     50.94        49.93          0.00
                                                                                      2012     49.93        55.42          0.00
                                                                                      2013     55.42        72.73          0.00
                                                                                      2014     72.73        80.82          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.45 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012) 2012   $ 10.21      $ 10.55    2,926,135.30
                                                                                      2013     10.55        11.56    3,876,664.92
                                                                                      2014     11.56        12.23    3,792,910.00

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)
  (4/28/2014)........................................................................ 2014      0.99         1.04      496,007.42

American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006     14.56        15.26       28,569.70
                                                                                      2007     15.26        15.52      149,814.19
                                                                                      2008     15.52        13.84       47,001.89
                                                                                      2009     13.84        15.34       44,475.29
                                                                                      2010     15.34        16.07       36,490.00
                                                                                      2011     16.07        16.78       22,553.70
                                                                                      2012     16.78        17.40       17,940.74
                                                                                      2013     17.40        16.75       13,875.19
                                                                                      2014     16.75        17.36       11,709.87

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     19.25        23.75      313,233.26
                                                                                      2006     23.75        29.00      270,716.25
                                                                                      2007     29.00        34.66      293,038.02
                                                                                      2008     34.66        15.85      229,143.49
                                                                                      2009     15.85        25.16      215,741.06
                                                                                      2010     25.16        30.31      201,537.32
                                                                                      2011     30.31        24.12      184,596.10
                                                                                      2012     24.12        28.05      148,646.50
                                                                                      2013     28.05        35.41      123,984.38
                                                                                      2014     35.41        35.59      105,295.27

American Funds Growth Investment Division+ (Class 2)................................. 2005    122.77       140.39      113,022.31
                                                                                      2006    140.39       152.29      108,746.95
                                                                                      2007    152.29       168.36       99,935.58
                                                                                      2008    168.36        92.82       86,140.60
                                                                                      2009     92.82       127.36       76,883.79
                                                                                      2010    127.36       148.75       76,604.81
                                                                                      2011    148.75       140.13       68,947.90
                                                                                      2012    140.13       162.57       57,125.17
                                                                                      2013    162.57       208.15       48,181.45
                                                                                      2014    208.15       222.28       41,094.17

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2).......................... 2005   $ 93.74      $ 97.64      124,289.21
                                                                                      2006     97.64       110.70      117,188.16
                                                                                      2007    110.70       114.43      111,462.86
                                                                                      2008    114.43        69.98       96,246.95
                                                                                      2009     69.98        90.39       83,532.89
                                                                                      2010     90.39        99.12       87,048.37
                                                                                      2011     99.12        95.76       75,148.47
                                                                                      2012     95.76       110.71       62,226.93
                                                                                      2013    110.71       145.46       53,494.15
                                                                                      2014    145.46       158.37       46,592.52

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.00         7.00      902,840.18
                                                                                      2009      7.00         8.93    1,879,830.36
                                                                                      2010      8.93         9.87    3,099,209.45
                                                                                      2011      9.87         9.52    3,313,456.04
                                                                                      2012      9.52        10.66    3,187,551.86
                                                                                      2013     10.66        12.45    3,295,052.51
                                                                                      2014     12.45        13.01    3,232,111.79

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)........ 2008      9.99         6.35      951,986.85
                                                                                      2009      6.35         8.39    2,027,386.32
                                                                                      2010      8.39         9.39    2,250,153.60
                                                                                      2011      9.39         8.82    2,155,405.09
                                                                                      2012      8.82        10.09    1,902,389.97
                                                                                      2013     10.09        12.45    1,838,284.35
                                                                                      2014     12.45        13.05    1,890,133.38

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.01         7.68    1,040,343.40
                                                                                      2009      7.68         9.34    3,613,034.73
                                                                                      2010      9.34        10.12    5,412,835.82
                                                                                      2011     10.12         9.99    6,023,795.43
                                                                                      2012      9.99        10.91    5,991,561.61
                                                                                      2013     10.91        12.21    5,674,932.16
                                                                                      2014     12.21        12.77    5,378,603.24

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)................... 2012     11.14        11.55    4,042,465.08
                                                                                      2013     11.55        10.99    4,516,696.54
                                                                                      2014     10.99        11.27    4,243,897.23

Baillie Gifford International Stock Investment Division (Class B).................... 2005     13.41        15.54      194,302.45
                                                                                      2006     15.54        17.80      244,655.17
                                                                                      2007     17.80        19.31      334,722.48
                                                                                      2008     19.31        10.61      492,190.98
                                                                                      2009     10.61        12.75      458,617.32
                                                                                      2010     12.75        13.42      463,014.81
                                                                                      2011     13.42        10.57      500,619.17
                                                                                      2012     10.57        12.43      456,862.29
                                                                                      2013     12.43        14.11      391,419.37
                                                                                      2014     14.11        13.44      363,175.15

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Barclays Aggregate Bond Index Investment Division (Class B).......................... 2005    $12.73       $12.78    1,896,429.33
                                                                                      2006     12.78        13.08    2,673,800.30
                                                                                      2007     13.08        13.75    3,352,747.46
                                                                                      2008     13.75        14.31    2,990,967.30
                                                                                      2009     14.31        14.81    3,426,971.26
                                                                                      2010     14.81        15.43    3,995,494.39
                                                                                      2011     15.43        16.31    4,173,734.13
                                                                                      2012     16.31        16.66    4,398,212.21
                                                                                      2013     16.66        16.00    4,800,501.63
                                                                                      2014     16.00        16.64    4,745,608.71

BlackRock Bond Income Investment Division (Class B).................................. 2005     44.37        44.68      168,613.16
                                                                                      2006     44.68        45.86      267,332.39
                                                                                      2007     45.86        47.92      346,047.09
                                                                                      2008     47.92        45.50      297,979.32
                                                                                      2009     45.50        48.96      343,585.03
                                                                                      2010     48.96        52.15      414,581.64
                                                                                      2011     52.15        54.64      399,462.79
                                                                                      2012     54.64        57.77      396,075.88
                                                                                      2013     57.77        56.37      410,153.92
                                                                                      2014     56.37        59.34      402,870.48

BlackRock Capital Appreciation Investment Division (Class B)......................... 2005     25.28        26.60       58,013.48
                                                                                      2006     26.60        27.24       73,887.06
                                                                                      2007     27.24        31.79      177,230.08
                                                                                      2008     31.79        19.83      186,843.17
                                                                                      2009     19.83        26.69      261,886.10
                                                                                      2010     26.69        31.43      285,585.27
                                                                                      2011     31.43        28.14      349,149.32
                                                                                      2012     28.14        31.63      317,405.84
                                                                                      2013     31.63        41.75      278,831.45
                                                                                      2014     41.75        44.70      263,782.91

BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock
  Legacy Large Cap Growth Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).......................................... 2006     17.00        17.20       12,761.12
                                                                                      2007     17.20        17.58       24,685.82
                                                                                      2008     17.58         9.53       48,066.87
                                                                                      2009      9.53         9.93            0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)....... 2012      9.96        10.28    4,561,809.47
                                                                                      2013     10.28        11.18    5,383,823.09
                                                                                      2014     11.18        11.67    5,211,699.64

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Large Cap Value Investment Division (Class B).............................. 2005    $11.77       $12.25      298,809.48
                                                                                      2006     12.25        14.38      674,818.56
                                                                                      2007     14.38        14.62      913,871.38
                                                                                      2008     14.62         9.35      920,284.41
                                                                                      2009      9.35        10.23    1,063,198.34
                                                                                      2010     10.23        10.99    1,164,582.93
                                                                                      2011     10.99        11.05    1,180,555.02
                                                                                      2012     11.05        12.41    1,145,938.85
                                                                                      2013     12.41        16.12    1,051,379.58
                                                                                      2014     16.12        17.43    1,004,100.42

BlackRock Money Market Investment Division (Class B)................................. 2005     21.65        21.91       44,768.30
                                                                                      2006     21.91        22.57       49,073.26
                                                                                      2007     22.57        23.32       67,046.30
                                                                                      2008     23.32        23.58      226,643.43
                                                                                      2009     23.58        23.30      241,628.46
                                                                                      2010     23.30        22.96      313,407.10
                                                                                      2011     22.96        22.63      353,516.24
                                                                                      2012     22.63        22.31      351,871.60
                                                                                      2013     22.31        21.99      293,001.36
                                                                                      2014     21.99        21.67      294,342.89

Clarion Global Real Estate Investment Division (Class B)............................. 2005     12.82        14.32      802,856.22
                                                                                      2006     14.32        19.42    1,419,794.34
                                                                                      2007     19.42        16.27    1,333,509.25
                                                                                      2008     16.27         9.35    1,306,547.14
                                                                                      2009      9.35        12.42    1,296,324.92
                                                                                      2010     12.42        14.21    1,323,704.72
                                                                                      2011     14.21        13.22    1,330,824.80
                                                                                      2012     13.22        16.42    1,207,525.70
                                                                                      2013     16.42        16.76    1,259,911.15
                                                                                      2014     16.76        18.71    1,115,378.33

ClearBridge Aggressive Growth Investment Division (Class B).......................... 2005      7.16         8.02       40,889.72
                                                                                      2006      8.02         7.76      115,308.91
                                                                                      2007      7.76         7.82      133,936.45
                                                                                      2008      7.82         4.70      103,195.76
                                                                                      2009      4.70         6.16      158,051.68
                                                                                      2010      6.16         7.51      174,158.54
                                                                                      2011      7.51         7.65      660,360.01
                                                                                      2012      7.65         8.93      657,588.80
                                                                                      2013      8.93        12.82      773,449.19
                                                                                      2014     12.82        15.02    2,674,139.36

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B))............................................... 2005   $  8.50      $  8.95       54,221.16
                                                                                      2006      8.95         9.35       78,662.90

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B)).................................. 2006      9.32         9.99      168,295.77
                                                                                      2007      9.99         9.26      212,296.75
                                                                                      2008      9.26         4.14      235,954.50
                                                                                      2009      4.14         5.63      286,358.52
                                                                                      2010      5.63         5.96      412,437.26
                                                                                      2011      5.96         6.33            0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive
  Growth II Investment Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)............................................................. 2007    144.01       176.60       23,410.63
                                                                                      2008    176.60       100.95       96,407.34
                                                                                      2009    100.95       142.14      155,634.97
                                                                                      2010    142.14       153.26      179,103.98
                                                                                      2011    153.26       139.66      174,889.46
                                                                                      2012    139.66       168.63      161,181.06
                                                                                      2013    168.63       214.05      131,693.17
                                                                                      2014    214.05       222.86            0.00

Frontier Mid Cap Growth Investment Division (Class B)................................ 2005     36.90        40.17       29,020.24
                                                                                      2006     40.17        42.15       45,298.95
                                                                                      2007     42.15        49.95       86,656.33
                                                                                      2008     49.95        26.66      110,017.34
                                                                                      2009     26.66        39.17      129,389.63
                                                                                      2010     39.17        44.39      136,179.42
                                                                                      2011     44.39        42.34      132,375.01
                                                                                      2012     42.34        46.19      133,269.52
                                                                                      2013     46.19        60.29      115,322.94
                                                                                      2014     60.29        65.88      109,145.81

Harris Oakmark International Investment Division (Class B)........................... 2005     13.94        15.70      363,737.05
                                                                                      2006     15.70        19.94      717,277.72
                                                                                      2007     19.94        19.43      898,238.20
                                                                                      2008     19.43        11.32      720,678.05
                                                                                      2009     11.32        17.30      850,366.46
                                                                                      2010     17.30        19.85    1,061,823.08
                                                                                      2011     19.85        16.78    1,181,783.78
                                                                                      2012     16.78        21.37    1,075,490.80
                                                                                      2013     21.37        27.49    1,124,581.34
                                                                                      2014     27.49        25.52    1,129,054.96

                                                                                           BEGINNING OF
                                                                                               YEAR     END OF YEAR
                                                                                           ACCUMULATION ACCUMULATION
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE
-------------------                                                                   ---- ------------ ------------
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012    $ 1.01       $ 1.04
                                                                                      2013      1.04         1.05
                                                                                      2014      1.05         1.09

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))............................................... 2005     21.58        23.81
                                                                                      2006     23.81        26.09
                                                                                      2007     26.09        26.54
                                                                                      2008     26.54        13.73
                                                                                      2009     13.73        20.00
                                                                                      2010     20.00        24.85
                                                                                      2011     24.85        22.86
                                                                                      2012     22.86        25.27

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))..................................................... 2012     25.15        25.85
                                                                                      2013     25.85        33.20
                                                                                      2014     33.20        35.87

Invesco Small Cap Growth Investment Division (Class B)............................... 2005     12.15        12.97
                                                                                      2006     12.97        14.60
                                                                                      2007     14.60        15.98
                                                                                      2008     15.98         9.65
                                                                                      2009      9.65        12.72
                                                                                      2010     12.72        15.83
                                                                                      2011     15.83        15.43
                                                                                      2012     15.43        17.98
                                                                                      2013     17.98        24.84
                                                                                      2014     24.84        26.42

Jennison Growth Investment Division (Class B)........................................ 2005      4.05         4.87
                                                                                      2006      4.87         4.92
                                                                                      2007      4.92         5.40
                                                                                      2008      5.40         3.38
                                                                                      2009      3.38         4.65
                                                                                      2010      4.65         5.10
                                                                                      2011      5.10         5.04
                                                                                      2012      5.04         5.74
                                                                                      2013      5.74         7.73
                                                                                      2014      7.73         8.29

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B))..................................................... 2005      4.40         4.01

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                                                      UNITS END OF
INVESTMENT DIVISION                                                                       YEAR
-------------------                                                                   -------------
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)...........  8,629,951.35
                                                                                      15,039,114.47
                                                                                      15,479,371.73

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))...............................................    515,610.17
                                                                                         752,463.93
                                                                                         854,405.39
                                                                                         879,279.15
                                                                                         871,062.72
                                                                                         929,780.66
                                                                                         952,078.56
                                                                                               0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B)).....................................................    858,449.46
                                                                                         786,274.20
                                                                                         692,331.51

Invesco Small Cap Growth Investment Division (Class B)...............................     63,998.93
                                                                                         102,207.32
                                                                                         115,997.43
                                                                                         125,549.28
                                                                                         157,451.28
                                                                                         151,252.86
                                                                                         165,431.97
                                                                                         148,820.52
                                                                                         147,459.47
                                                                                         154,209.27

Jennison Growth Investment Division (Class B)........................................     83,621.23
                                                                                         158,043.25
                                                                                         251,056.93
                                                                                         250,285.03
                                                                                         565,658.19
                                                                                         963,957.09
                                                                                       1,250,011.20
                                                                                       2,042,580.49
                                                                                       1,561,084.17
                                                                                       1,402,325.63

Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B)).....................................................     44,635.34

                                                                                           BEGINNING OF
                                                                                               YEAR     END OF YEAR
                                                                                           ACCUMULATION ACCUMULATION
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE
-------------------                                                                   ---- ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005)............................. 2005    $ 7.93       $ 8.60
                                                                                      2006      8.60         9.13
                                                                                      2007      9.13        10.28
                                                                                      2008     10.28         5.47
                                                                                      2009      5.47         7.76
                                                                                      2010      7.76         8.36
                                                                                      2011      8.36         8.13
                                                                                      2012      8.13         9.14

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).......... 2012      1.01         1.04
                                                                                      2013      1.04         1.14
                                                                                      2014      1.14         1.21

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)............... 2013     15.30        16.80
                                                                                      2014     16.80        17.14

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         7.98
                                                                                      2009      7.98        10.05
                                                                                      2010     10.05        11.08
                                                                                      2011     11.08        11.15
                                                                                      2012     11.15        12.37
                                                                                      2013     12.37        12.91

Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2005     26.39        27.75
                                                                                      2006     27.75        31.83
                                                                                      2007     31.83        35.02
                                                                                      2008     35.02        22.07
                                                                                      2009     22.07        28.26
                                                                                      2010     28.26        35.43
                                                                                      2011     35.43        35.04
                                                                                      2012     35.04        39.47
                                                                                      2013     39.47        54.73
                                                                                      2014     54.73        55.83

Loomis Sayles Small Cap Growth Investment Division (Class B)......................... 2005      9.73        10.01
                                                                                      2006     10.01        10.83
                                                                                      2007     10.83        11.13
                                                                                      2008     11.13         6.44
                                                                                      2009      6.44         8.23
                                                                                      2010      8.23        10.66
                                                                                      2011     10.66        10.79
                                                                                      2012     10.79        11.79
                                                                                      2013     11.79        17.25
                                                                                      2014     17.25        17.16

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                                                      UNITS END OF
INVESTMENT DIVISION                                                                       YEAR
-------------------                                                                   -------------
Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005).............................     24,431.42
                                                                                         100,408.26
                                                                                         184,491.43
                                                                                         293,344.46
                                                                                         431,520.86
                                                                                         541,405.36
                                                                                         538,585.95
                                                                                               0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012)..........  6,485,546.48
                                                                                      18,644,869.08
                                                                                      20,077,900.17

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)...............    417,987.22
                                                                                         392,520.27

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008)..................................     45,803.80
                                                                                         117,734.00
                                                                                         295,666.38
                                                                                         425,592.19
                                                                                         416,458.13
                                                                                               0.00

Loomis Sayles Small Cap Core Investment Division (Class B)...........................     55,997.97
                                                                                         129,405.41
                                                                                         205,151.24
                                                                                         206,036.26
                                                                                         227,229.30
                                                                                         224,643.04
                                                                                         217,256.18
                                                                                         197,627.20
                                                                                         187,336.29
                                                                                         176,465.64

Loomis Sayles Small Cap Growth Investment Division (Class B).........................     67,082.71
                                                                                         100,972.63
                                                                                         147,707.44
                                                                                         191,301.13
                                                                                         236,137.48
                                                                                         196,903.89
                                                                                         194,491.72
                                                                                         175,148.87
                                                                                         163,056.96
                                                                                         143,853.98

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B)............................. 2005    $16.92       $16.92     302,636.36
                                                                                      2006     16.92        18.21     508,215.16
                                                                                      2007     18.21        19.12     705,153.05
                                                                                      2008     19.12        15.34     703,691.97
                                                                                      2009     15.34        20.68     799,419.27
                                                                                      2010     20.68        23.02     899,615.77
                                                                                      2011     23.02        23.70     929,050.20
                                                                                      2012     23.70        26.39     889,209.15
                                                                                      2013     26.39        28.08     919,199.51
                                                                                      2014     28.08        29.01     853,824.75

Met/Artisan Mid Cap Value Investment Division (Class B).............................. 2005     32.49        35.13     219,124.92
                                                                                      2006     35.13        38.85     299,230.02
                                                                                      2007     38.85        35.57     304,687.83
                                                                                      2008     35.57        18.88     261,327.40
                                                                                      2009     18.88        26.28     258,728.89
                                                                                      2010     26.28        29.73     252,011.51
                                                                                      2011     29.73        31.20     262,737.90
                                                                                      2012     31.20        34.31     244,245.87
                                                                                      2013     34.31        46.17     233,879.06
                                                                                      2014     46.17        46.27     225,285.56

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...... 2011      9.98         9.76      40,149.93
                                                                                      2012      9.76        10.04      94,628.08
                                                                                      2013     10.04        10.01     581,968.93
                                                                                      2014     10.01         9.97     786,455.07

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division (Class B))............................................ 2011     12.12        10.38     775,315.08
                                                                                      2012     10.38        11.94     654,096.70
                                                                                      2013     11.94        15.24     601,649.31
                                                                                      2014     15.24        15.78     622,250.13

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).......................................... 2005      9.99        11.14      64,461.86
                                                                                      2006     11.14        12.70     337,483.11
                                                                                      2007     12.70        12.93     618,837.35
                                                                                      2008     12.93         7.59     507,161.07
                                                                                      2009      7.59         9.83     638,241.17
                                                                                      2010      9.83        11.21     687,375.82
                                                                                      2011     11.21        12.16           0.00

                                                                                           BEGINNING OF
                                                                                               YEAR     END OF YEAR
                                                                                           ACCUMULATION ACCUMULATION
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE
-------------------                                                                   ---- ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005    $ 9.99       $10.29
                                                                                      2006     10.29        10.84
                                                                                      2007     10.84        11.28
                                                                                      2008     11.28         9.52
                                                                                      2009      9.52        11.31
                                                                                      2010     11.31        12.27
                                                                                      2011     12.27        12.48
                                                                                      2012     12.48        13.43
                                                                                      2013     13.43        13.81
                                                                                      2014     13.81        14.22

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)...................... 2005      9.99        10.51
                                                                                      2006     10.51        11.33
                                                                                      2007     11.33        11.71
                                                                                      2008     11.71         9.05
                                                                                      2009      9.05        11.03
                                                                                      2010     11.03        12.12
                                                                                      2011     12.12        12.07
                                                                                      2012     12.07        13.26
                                                                                      2013     13.26        14.50
                                                                                      2014     14.50        15.00

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005      9.99        10.74
                                                                                      2006     10.74        11.84
                                                                                      2007     11.84        12.18
                                                                                      2008     12.18         8.56
                                                                                      2009      8.56        10.68
                                                                                      2010     10.68        11.91
                                                                                      2011     11.91        11.58
                                                                                      2012     11.58        12.92
                                                                                      2013     12.92        15.03
                                                                                      2014     15.03        15.56

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................ 2008      9.99         7.03
                                                                                      2009      7.03         8.90
                                                                                      2010      8.90         9.66
                                                                                      2011      9.66         9.35
                                                                                      2012      9.35        10.70
                                                                                      2013     10.70        11.52

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                                                      UNITS END OF
INVESTMENT DIVISION                                                                       YEAR
-------------------                                                                   -------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)...............................     30,351.09
                                                                                         190,487.84
                                                                                         649,650.54
                                                                                       1,348,550.66
                                                                                       1,764,144.75
                                                                                       2,221,204.41
                                                                                       2,504,571.13
                                                                                       2,818,239.91
                                                                                       2,716,853.79
                                                                                       2,433,972.31

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)......................    390,314.31
                                                                                       1,573,474.05
                                                                                       3,547,905.91
                                                                                       4,806,715.49
                                                                                       5,848,119.36
                                                                                       7,008,542.55
                                                                                       7,475,816.82
                                                                                       7,656,285.76
                                                                                       6,915,137.76
                                                                                       6,270,450.77

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)...............................    685,019.49
                                                                                       3,888,509.84
                                                                                      10,064,675.95
                                                                                      12,353,978.93
                                                                                      16,569,242.58
                                                                                      21,034,060.57
                                                                                      22,147,558.60
                                                                                      21,780,778.59
                                                                                      20,829,467.27
                                                                                      19,567,048.48

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................    222,938.17
                                                                                         409,918.32
                                                                                         406,328.64
                                                                                         392,549.81
                                                                                         371,044.59
                                                                                               0.00

                                                                                           BEGINNING OF
                                                                                               YEAR     END OF YEAR
                                                                                           ACCUMULATION ACCUMULATION
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE
-------------------                                                                   ---- ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)......................................... 2013    $11.59       $13.21
                                                                                      2014     13.21        13.16

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005).................... 2005      9.99        10.97
                                                                                      2006     10.97        12.35
                                                                                      2007     12.35        12.64
                                                                                      2008     12.64         8.08
                                                                                      2009      8.08        10.28
                                                                                      2010     10.28        11.62
                                                                                      2011     11.62        11.02
                                                                                      2012     11.02        12.53
                                                                                      2013     12.53        15.36
                                                                                      2014     15.36        15.93

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)...................... 2012      9.99        10.45
                                                                                      2013     10.45        11.78
                                                                                      2014     11.78        12.73

MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2005     13.02        14.37
                                                                                      2006     14.37        15.56
                                                                                      2007     15.56        16.49
                                                                                      2008     16.49        10.34
                                                                                      2009     10.34        13.94
                                                                                      2010     13.94        17.31
                                                                                      2011     17.31        16.68
                                                                                      2012     16.68        19.29
                                                                                      2013     19.29        25.26
                                                                                      2014     25.26        27.19

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013      1.07         1.12
                                                                                      2014      1.12         1.21

MetLife Stock Index Investment Division (Class B).................................... 2005     36.47        37.52
                                                                                      2006     37.52        42.60
                                                                                      2007     42.60        44.07
                                                                                      2008     44.07        27.25
                                                                                      2009     27.25        33.82
                                                                                      2010     33.82        38.17
                                                                                      2011     38.17        38.23
                                                                                      2012     38.23        43.49
                                                                                      2013     43.49        56.46
                                                                                      2014     56.46        62.93

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                                                      UNITS END OF
INVESTMENT DIVISION                                                                       YEAR
-------------------                                                                   -------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013).........................................    404,819.81
                                                                                               0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005)....................    350,604.48
                                                                                       2,935,761.18
                                                                                       7,696,826.74
                                                                                       9,421,701.73
                                                                                      11,081,050.90
                                                                                      10,804,940.65
                                                                                      10,096,614.72
                                                                                       9,083,118.91
                                                                                       8,791,780.80
                                                                                       8,717,827.12

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)......................  4,458,350.10
                                                                                       7,739,773.26
                                                                                       8,613,204.85

MetLife Mid Cap Stock Index Investment Division (Class B)............................    379,788.64
                                                                                         557,366.25
                                                                                         750,891.70
                                                                                         848,571.17
                                                                                         922,395.40
                                                                                         981,790.09
                                                                                       1,068,023.86
                                                                                       1,061,147.98
                                                                                       1,148,417.94
                                                                                       1,091,745.65

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013)..........  6,253,847.07
                                                                                       9,972,585.05

MetLife Stock Index Investment Division (Class B)....................................    904,449.90
                                                                                       1,185,840.81
                                                                                       1,572,342.77
                                                                                       1,892,748.62
                                                                                       1,991,100.45
                                                                                       2,169,883.98
                                                                                       2,276,452.07
                                                                                       2,156,879.22
                                                                                       1,970,951.96
                                                                                       1,808,587.56

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B).......................... 2005    $11.16       $12.81      204,951.18
                                                                                      2006     12.81        15.98      379,159.42
                                                                                      2007     15.98        17.85      484,949.14
                                                                                      2008     17.85        10.13      815,884.26
                                                                                      2009     10.13        13.14      850,345.69
                                                                                      2010     13.14        14.43      865,495.87
                                                                                      2011     14.43        12.70      843,429.54
                                                                                      2012     12.70        14.61      773,041.51
                                                                                      2013     14.61        17.17      690,792.43
                                                                                      2014     17.17        15.75      671,126.02

MFS(R) Total Return Investment Division (Class B).................................... 2005     39.62        40.16       50,509.77
                                                                                      2006     40.16        44.31       71,124.70
                                                                                      2007     44.31        45.47      114,974.67
                                                                                      2008     45.47        34.80       86,913.95
                                                                                      2009     34.80        40.57      110,222.67
                                                                                      2010     40.57        43.91      119,511.53
                                                                                      2011     43.91        44.21      126,149.10
                                                                                      2012     44.21        48.50      116,717.03
                                                                                      2013     48.50        56.74      122,190.70
                                                                                      2014     56.74        60.60      117,112.94

MFS(R) Value Investment Division (Class B)........................................... 2005     13.05        12.65      657,582.62
                                                                                      2006     12.65        14.69      765,542.34
                                                                                      2007     14.69        13.90      874,341.31
                                                                                      2008     13.90         9.08      916,499.08
                                                                                      2009      9.08        10.79      884,230.86
                                                                                      2010     10.79        11.82      936,067.96
                                                                                      2011     11.82        11.73      978,775.54
                                                                                      2012     11.73        13.45      867,384.44
                                                                                      2013     13.45        17.94    1,471,057.63
                                                                                      2014     17.94        19.56    1,242,550.97

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment
  Division (Class B))................................................................ 2005     25.80        28.08       78,749.95
                                                                                      2006     28.08        30.91      171,503.92
                                                                                      2007     30.91        31.66      192,765.82
                                                                                      2008     31.66        19.00      188,347.16
                                                                                      2009     19.00        22.75      187,848.64
                                                                                      2010     22.75        25.63      187,016.80
                                                                                      2011     25.63        23.65      164,994.89
                                                                                      2012     23.65        26.91      157,764.26
                                                                                      2013     26.91        29.62            0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares
  Investment Division (Class B)) (4/28/2008)......................................... 2008      9.99         6.59       53,503.25
                                                                                      2009      6.59         8.12      115,902.89
                                                                                      2010      8.12         8.88      222,871.22
                                                                                      2011      8.88         8.71      285,032.99
                                                                                      2012      8.71         9.77      282,179.95
                                                                                      2013      9.77        10.71            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B).......................... 2010    $12.78       $14.84      606,256.47
                                                                                      2011     14.84        13.62      688,742.46
                                                                                      2012     13.62        14.67      641,624.81
                                                                                      2013     14.67        20.10      437,422.06
                                                                                      2014     20.10        20.01      399,285.65

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap
  Opportunities Investment Division (Class B))....................................... 2005     16.43        17.27      129,617.44
                                                                                      2006     17.27        18.99      209,308.71
                                                                                      2007     18.99        20.24      309,830.20
                                                                                      2008     20.24         8.89      366,167.23
                                                                                      2009      8.89        11.70      485,764.64
                                                                                      2010     11.70        12.66            0.00

MSCI EAFE(R) Index Investment Division (Class B)..................................... 2005     11.08        12.34      794,801.97
                                                                                      2006     12.34        15.26    1,046,351.38
                                                                                      2007     15.26        16.62    1,310,757.69
                                                                                      2008     16.62         9.46    1,666,972.69
                                                                                      2009      9.46        11.97    1,726,217.82
                                                                                      2010     11.97        12.73    1,891,931.42
                                                                                      2011     12.73        10.96    2,175,900.58
                                                                                      2012     10.96        12.75    2,173,357.36
                                                                                      2013     12.75        15.27    2,071,226.44
                                                                                      2014     15.27        14.10    2,149,360.62

Neuberger Berman Genesis Investment Division (Class B)............................... 2005     18.08        18.52      484,579.16
                                                                                      2006     18.52        21.25      638,919.35
                                                                                      2007     21.25        20.17      666,449.41
                                                                                      2008     20.17        12.21      606,782.37
                                                                                      2009     12.21        13.58      618,219.23
                                                                                      2010     13.58        16.25      567,199.30
                                                                                      2011     16.25        16.89      555,461.98
                                                                                      2012     16.89        18.27      505,309.98
                                                                                      2013     18.27        24.89      639,957.94
                                                                                      2014     24.89        24.46      571,658.65

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap
  Investment Division (Class B))..................................................... 2005     13.54        14.42      106,924.83
                                                                                      2006     14.42        16.30      137,961.47
                                                                                      2007     16.30        15.63      254,047.42
                                                                                      2008     15.63         9.50      236,912.44
                                                                                      2009      9.50        12.81      259,248.91
                                                                                      2010     12.81        15.51      256,169.25
                                                                                      2011     15.51        14.48      286,100.44
                                                                                      2012     14.48        15.03      276,116.60
                                                                                      2013     15.03        16.29            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).............................. 2005    $14.65       $16.75       82,074.43
                                                                                      2006     16.75        19.20      163,143.97
                                                                                      2007     19.20        20.11      294,980.90
                                                                                      2008     20.11        11.78      312,580.44
                                                                                      2009     11.78        16.23      388,940.59
                                                                                      2010     16.23        18.55      471,837.16
                                                                                      2011     18.55        16.75      509,612.12
                                                                                      2012     16.75        20.00      483,451.77
                                                                                      2013     20.00        25.06      538,295.09
                                                                                      2014     25.06        25.23      513,838.26

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton
  Growth Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         6.56       25,839.17
                                                                                      2009      6.56         8.58       80,565.40
                                                                                      2010      8.58         9.10      142,671.40
                                                                                      2011      9.10         8.35      206,905.28
                                                                                      2012      8.35        10.06      210,755.65
                                                                                      2013     10.06        10.70            0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........... 2014      0.99         1.03      261,751.86

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006).............. 2006     10.97        11.08       86,341.31
                                                                                      2007     11.08        12.10      282,571.45
                                                                                      2008     12.10        11.10    1,244,765.81
                                                                                      2009     11.10        12.92    2,120,220.49
                                                                                      2010     12.92        13.72    2,889,567.48
                                                                                      2011     13.72        15.03    3,484,395.56
                                                                                      2012     15.03        16.16    3,624,058.83
                                                                                      2013     16.16        14.45    2,823,168.42
                                                                                      2014     14.45        14.66    2,491,064.59

PIMCO Total Return Investment Division (Class B)..................................... 2005     12.06        12.16    1,189,276.56
                                                                                      2006     12.16        12.52    1,461,259.00
                                                                                      2007     12.52        13.28    1,969,499.12
                                                                                      2008     13.28        13.14    1,764,114.93
                                                                                      2009     13.14        15.29    2,815,840.51
                                                                                      2010     15.29        16.30    3,949,250.16
                                                                                      2011     16.30        16.57    4,419,373.15
                                                                                      2012     16.57        17.85    4,551,312.30
                                                                                      2013     17.85        17.25    4,298,846.85
                                                                                      2014     17.25        17.72    3,904,604.00

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)............... 2012     10.76        10.92    1,945,436.62
                                                                                      2013     10.92        10.28    1,860,467.52
                                                                                      2014     10.28        10.90    1,718,186.69

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).................... 2013     10.21        10.74      214,392.13
                                                                                      2014     10.74        11.51      356,530.16

                                                                                           BEGINNING OF
                                                                                               YEAR     END OF YEAR
                                                                                           ACCUMULATION ACCUMULATION
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE
-------------------                                                                   ---- ------------ ------------
Russell 2000(R) Index Investment Division (Class B).................................. 2005    $15.37       $15.80
                                                                                      2006     15.80        18.31
                                                                                      2007     18.31        17.74
                                                                                      2008     17.74        11.60
                                                                                      2009     11.60        14.36
                                                                                      2010     14.36        17.92
                                                                                      2011     17.92        16.90
                                                                                      2012     16.90        19.34
                                                                                      2013     19.34        26.34
                                                                                      2014     26.34        27.20

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............... 2012      1.01         1.06
                                                                                      2013      1.06         1.15
                                                                                      2014      1.15         1.23

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006).................. 2006     10.51        11.15
                                                                                      2007     11.15        11.58
                                                                                      2008     11.58         8.55
                                                                                      2009      8.55        10.53
                                                                                      2010     10.53        11.65
                                                                                      2011     11.65        11.60
                                                                                      2012     11.60        12.90
                                                                                      2013     12.90        14.36
                                                                                      2014     14.36        14.98

SSGA Growth ETF Investment Division (Class B) (5/1/2006)............................. 2006     10.70        11.40
                                                                                      2007     11.40        11.87
                                                                                      2008     11.87         7.84
                                                                                      2009      7.84         9.98
                                                                                      2010      9.98        11.23
                                                                                      2011     11.23        10.83
                                                                                      2012     10.83        12.28
                                                                                      2013     12.28        14.29
                                                                                      2014     14.29        14.84

T. Rowe Price Large Cap Growth Investment Division (Class B)......................... 2005     12.06        12.64
                                                                                      2006     12.64        14.06
                                                                                      2007     14.06        15.13
                                                                                      2008     15.13         8.64
                                                                                      2009      8.64        12.19
                                                                                      2010     12.19        14.03
                                                                                      2011     14.03        13.64
                                                                                      2012     13.64        15.95
                                                                                      2013     15.95        21.82
                                                                                      2014     21.82        23.41

                                                                                       NUMBER OF
                                                                                      ACCUMULATION
                                                                                      UNITS END OF
INVESTMENT DIVISION                                                                       YEAR
-------------------                                                                   -------------
Russell 2000(R) Index Investment Division (Class B)..................................    287,348.53
                                                                                         433,608.13
                                                                                         529,995.06
                                                                                         562,830.61
                                                                                         593,436.46
                                                                                         589,429.34
                                                                                         609,813.85
                                                                                         612,648.13
                                                                                         589,850.95
                                                                                         612,210.85

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)...............  4,940,453.63
                                                                                      12,034,917.75
                                                                                      12,734,835.97

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006)..................      9,207.88
                                                                                          13,309.96
                                                                                          68,745.12
                                                                                       1,491,765.64
                                                                                       2,774,889.67
                                                                                       3,324,555.27
                                                                                       3,328,335.00
                                                                                       3,089,889.64
                                                                                       2,866,468.30

SSGA Growth ETF Investment Division (Class B) (5/1/2006).............................      8,217.16
                                                                                          42,541.11
                                                                                          42,485.62
                                                                                         271,135.15
                                                                                         265,070.25
                                                                                         328,302.17
                                                                                         342,949.93
                                                                                         494,356.99
                                                                                         489,662.58

T. Rowe Price Large Cap Growth Investment Division (Class B).........................    243,137.56
                                                                                         323,962.49
                                                                                         467,371.01
                                                                                         557,457.51
                                                                                         561,523.81
                                                                                         530,973.47
                                                                                         502,569.83
                                                                                         492,519.32
                                                                                         984,673.60
                                                                                         947,207.95

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)).......................................... 2005    $ 4.33       $ 4.74      193,600.64
                                                                                      2006      4.74         4.92      253,079.50
                                                                                      2007      4.92         6.37      674,106.59
                                                                                      2008      6.37         3.49      732,129.14
                                                                                      2009      3.49         5.47    1,183,651.35
                                                                                      2010      5.47         6.88    1,427,466.46
                                                                                      2011      6.88         6.11    1,493,606.86
                                                                                      2012      6.11         6.75    1,469,983.29
                                                                                      2013      6.75         7.06            0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)........................... 2005      7.10         8.02      340,515.41
                                                                                      2006      8.02         8.39      477,070.23
                                                                                      2007      8.39         9.73    1,091,057.23
                                                                                      2008      9.73         5.78    1,123,184.77
                                                                                      2009      5.78         8.28    1,255,170.56
                                                                                      2010      8.28        10.43    1,407,959.28
                                                                                      2011     10.43        10.11    1,486,930.40
                                                                                      2012     10.11        11.32    1,485,226.94
                                                                                      2013     11.32        15.24    1,436,722.82
                                                                                      2014     15.24        16.94    1,422,341.93

T. Rowe Price Small Cap Growth Investment Division (Class B)......................... 2005     13.14        14.34      104,136.74
                                                                                      2006     14.34        14.65      184,047.44
                                                                                      2007     14.65        15.82      219,854.25
                                                                                      2008     15.82         9.92      312,410.92
                                                                                      2009      9.92        13.56      336,695.75
                                                                                      2010     13.56        18.00      375,033.17
                                                                                      2011     18.00        18.00      464,082.83
                                                                                      2012     18.00        20.56      462,198.64
                                                                                      2013     20.56        29.22      490,050.76
                                                                                      2014     29.22        30.71      471,469.09

Western Asset Management Strategic Bond Opportunities Investment Division (Class B).. 2005     19.67        19.89      449,329.55
                                                                                      2006     19.89        20.55      761,939.96
                                                                                      2007     20.55        21.00      823,701.39
                                                                                      2008     21.00        17.55      667,121.79
                                                                                      2009     17.55        22.81      620,557.53
                                                                                      2010     22.81        25.28      616,538.57
                                                                                      2011     25.28        26.38      558,572.01
                                                                                      2012     26.38        28.93      526,303.20
                                                                                      2013     28.93        28.75      495,639.09
                                                                                      2014     28.75        29.83      409,994.40

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B)............... 2005    $15.70      $ 15.69      460,917.02
                                                                                      2006     15.69        16.07      622,263.47
                                                                                      2007     16.07        16.48      776,097.58
                                                                                      2008     16.48        16.16      679,558.91
                                                                                      2009     16.16        16.57      847,280.46
                                                                                      2010     16.57        17.23      850,057.03
                                                                                      2011     17.23        17.88      798,682.88
                                                                                      2012     17.88        18.16      781,479.28
                                                                                      2013     18.16        17.73      723,944.31
                                                                                      2014     17.73        17.92      641,221.93

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class B))......................................................................... 2005     37.76        38.27      107,556.94
                                                                                      2006     38.27        41.59      161,168.36
                                                                                      2007     41.59        43.29      213,758.06
                                                                                      2008     43.29        32.01      225,676.47
                                                                                      2009     32.01        36.91      232,343.23
                                                                                      2010     36.91        39.77      220,295.64
                                                                                      2011     39.77        40.61      207,842.50
                                                                                      2012     40.61        44.87      197,932.27
                                                                                      2013     44.87        53.19      180,695.37
                                                                                      2014     53.19        57.81      159,743.39

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class B))..................................................... 2005     30.59        33.16      329,730.90
                                                                                      2006     33.16        37.37      611,137.26
                                                                                      2007     37.37        38.43      788,983.77
                                                                                      2008     38.43        22.90      852,417.84
                                                                                      2009     22.90        29.72      965,850.92
                                                                                      2010     29.72        32.72    1,066,301.29
                                                                                      2011     32.72        30.88    1,042,758.28
                                                                                      2012     30.88        34.27      972,821.16
                                                                                      2013     34.27        45.05      914,654.47
                                                                                      2014     45.05        48.99      803,472.54

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))................................................................ 2005     64.96        66.15       26,981.97
                                                                                      2006     66.15        74.22       38,546.99
                                                                                      2007     74.22        77.82            0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class B))..................................................... 2007     77.17        77.81       63,747.92
                                                                                      2008     77.81        48.07       75,131.06
                                                                                      2009     48.07        56.48       75,653.33
                                                                                      2010     56.48        62.60       72,552.76
                                                                                      2011     62.60        61.85       74,751.61
                                                                                      2012     61.85        69.14       65,177.50
                                                                                      2013     69.14        91.50       58,863.82
                                                                                      2014     91.50       102.37       50,934.53

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
At 1.70 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)......................... 2006   $ 14.43      $ 15.11      151,771.39
                                                                                      2007     15.11        15.35      809,310.13
                                                                                      2008     15.35        13.68      625,986.65
                                                                                      2009     13.68        15.15      691,422.16
                                                                                      2010     15.15        15.85      687,126.32
                                                                                      2011     15.85        16.53      606,151.93
                                                                                      2012     16.53        17.13      550,794.23
                                                                                      2013     17.13        16.48      533,332.95
                                                                                      2014     16.48        17.05      472,490.86

American Funds Global Small Capitalization Investment Division (Class 2)............. 2005     19.13        23.57      422,435.60
                                                                                      2006     23.57        28.75      654,541.21
                                                                                      2007     28.75        34.32      950,653.20
                                                                                      2008     34.32        15.68      987,379.12
                                                                                      2009     15.68        24.87    1,024,126.11
                                                                                      2010     24.87        29.93    1,080,126.69
                                                                                      2011     29.93        23.79    1,077,280.00
                                                                                      2012     23.79        27.64      964,772.85
                                                                                      2013     27.64        34.86      884,672.45
                                                                                      2014     34.86        35.00      850,397.85

American Funds Growth Investment Division (Class 2).................................. 2005    120.23       137.35      192,657.05
                                                                                      2006    137.35       148.84      308,943.53
                                                                                      2007    148.84       164.39      382,632.01
                                                                                      2008    164.39        90.54      421,284.58
                                                                                      2009     90.54       124.10      430,571.63
                                                                                      2010    124.10       144.80      403,616.84
                                                                                      2011    144.80       136.28      376,147.32
                                                                                      2012    136.28       157.94      332,415.87
                                                                                      2013    157.94       202.02      300,529.60
                                                                                      2014    202.02       215.52      263,310.91

American Funds Growth-Income Investment Division (Class 2 ).......................... 2005     91.80        95.52      188,347.32
                                                                                      2006     95.52       108.19      271,342.46
                                                                                      2007    108.19       111.72      342,131.86
                                                                                      2008    111.72        68.26      347,890.95
                                                                                      2009     68.26        88.08      393,860.59
                                                                                      2010     88.08        96.49      417,935.29
                                                                                      2011     96.49        93.13      423,179.38
                                                                                      2012     93.13       107.56      395,509.51
                                                                                      2013    107.56       141.17      357,771.29
                                                                                      2014    141.17       153.55      326,918.44

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.50 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B)
   (4/30/2012)....................................................................... 2012   $ 10.20      $ 10.55     719,244.94
                                                                                      2013     10.55        11.55     829,527.04
                                                                                      2014     11.55        12.21     736,876.01

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)
  (4/28/2014)........................................................................ 2014      0.99         1.03      22,136.39

American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006     14.49        15.19       9,855.83
                                                                                      2007     15.19        15.43      68,169.42
                                                                                      2008     15.43        13.76      16,239.77
                                                                                      2009     13.76        15.24      16,416.12
                                                                                      2010     15.24        15.96      24,364.59
                                                                                      2011     15.96        16.66      11,030.42
                                                                                      2012     16.66        17.26       9,151.52
                                                                                      2013     17.26        16.61       7,509.35
                                                                                      2014     16.61        17.20       7,358.85

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     19.19        23.66     149,896.21
                                                                                      2006     23.66        28.88     146,893.34
                                                                                      2007     28.88        34.49     141,939.77
                                                                                      2008     34.49        15.76      93,838.28
                                                                                      2009     15.76        25.01      86,284.29
                                                                                      2010     25.01        30.12      83,769.53
                                                                                      2011     30.12        23.95      71,867.34
                                                                                      2012     23.95        27.84      63,194.97
                                                                                      2013     27.84        35.14      46,488.38
                                                                                      2014     35.14        35.29      39,072.65

American Funds Growth Investment Division+ (Class 2)................................. 2005    121.43       138.80      68,272.08
                                                                                      2006    138.80       150.48      63,238.49
                                                                                      2007    150.48       166.28      54,048.73
                                                                                      2008    166.28        91.63      42,147.59
                                                                                      2009     91.63       125.66      38,086.04
                                                                                      2010    125.66       146.69      36,750.77
                                                                                      2011    146.69       138.13      30,896.19
                                                                                      2012    138.13       160.16      26,764.62
                                                                                      2013    160.16       204.97      22,558.96
                                                                                      2014    204.97       218.77      18,689.60

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2).......................... 2005   $ 92.72      $ 96.53       87,866.03
                                                                                      2006     96.53       109.39       82,701.17
                                                                                      2007    109.39       113.01       69,156.14
                                                                                      2008    113.01        69.08       55,948.52
                                                                                      2009     69.08        89.18       53,241.27
                                                                                      2010     89.18        97.75       51,024.07
                                                                                      2011     97.75        94.39       41,759.75
                                                                                      2012     94.39       109.07       34,875.77
                                                                                      2013    109.07       143.23       30,143.69
                                                                                      2014    143.23       155.87       28,663.88

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.00         7.00      135,856.26
                                                                                      2009      7.00         8.92      362,740.36
                                                                                      2010      8.92         9.86      653,959.10
                                                                                      2011      9.86         9.51      715,201.03
                                                                                      2012      9.51        10.63      652,169.46
                                                                                      2013     10.63        12.41      575,958.03
                                                                                      2014     12.41        12.97      579,459.66

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)........ 2008      9.99         6.35      323,645.32
                                                                                      2009      6.35         8.39      651,597.21
                                                                                      2010      8.39         9.38      678,757.17
                                                                                      2011      9.38         8.80      592,500.82
                                                                                      2012      8.80        10.07      521,805.64
                                                                                      2013     10.07        12.41      426,860.41
                                                                                      2014     12.41        13.01      439,156.60

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.01         7.68      150,934.28
                                                                                      2009      7.68         9.33      553,781.88
                                                                                      2010      9.33        10.10    1,050,275.58
                                                                                      2011     10.10         9.97    1,124,128.52
                                                                                      2012      9.97        10.89    1,056,159.57
                                                                                      2013     10.89        12.18      934,254.08
                                                                                      2014     12.18        12.73      914,664.99

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)................... 2012     11.14        11.54      945,784.87
                                                                                      2013     11.54        10.98      975,528.07
                                                                                      2014     10.98        11.25      934,220.09

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class B).................... 2005    $13.31       $15.42      10,412.08
                                                                                      2006     15.42        17.66      27,532.51
                                                                                      2007     17.66        19.15      41,376.10
                                                                                      2008     19.15        10.52     104,801.03
                                                                                      2009     10.52        12.63     108,580.54
                                                                                      2010     12.63        13.29      96,358.31
                                                                                      2011     13.29        10.46      86,882.44
                                                                                      2012     10.46        12.30      83,195.34
                                                                                      2013     12.30        13.95      70,249.66
                                                                                      2014     13.95        13.28      71,570.42

Barclays Aggregate Bond Index Investment Division (Class B).......................... 2005     12.69        12.74     247,085.26
                                                                                      2006     12.74        13.02     334,610.26
                                                                                      2007     13.02        13.68     445,572.24
                                                                                      2008     13.68        14.24     274,872.64
                                                                                      2009     14.24        14.73     337,451.36
                                                                                      2010     14.73        15.33     455,768.53
                                                                                      2011     15.33        16.21     588,724.26
                                                                                      2012     16.21        16.54     607,450.69
                                                                                      2013     16.54        15.88     622,779.47
                                                                                      2014     15.88        16.50     602,671.58

BlackRock Bond Income Investment Division (Class B).................................. 2005     43.90        44.18      23,976.02
                                                                                      2006     44.18        45.33      46,603.87
                                                                                      2007     45.33        47.34      53,156.32
                                                                                      2008     47.34        44.92      45,632.45
                                                                                      2009     44.92        48.32      49,003.14
                                                                                      2010     48.32        51.44      62,759.28
                                                                                      2011     51.44        53.87      72,516.04
                                                                                      2012     53.87        56.93      67,964.73
                                                                                      2013     56.93        55.52      66,524.31
                                                                                      2014     55.52        58.42      60,988.17

BlackRock Capital Appreciation Investment Division (Class B)......................... 2005     25.15        26.45       5,817.98
                                                                                      2006     26.45        27.07      10,293.45
                                                                                      2007     27.07        31.58      25,712.55
                                                                                      2008     31.58        19.69      42,512.52
                                                                                      2009     19.69        26.49      45,361.03
                                                                                      2010     26.49        31.17      42,078.49
                                                                                      2011     31.17        27.90      56,584.75
                                                                                      2012     27.90        31.35      50,397.68
                                                                                      2013     31.35        41.35      42,849.73
                                                                                      2014     41.35        44.25      34,509.06

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock
  Legacy Large Cap Growth Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).......................................... 2006    $16.92       $17.11          965.68
                                                                                      2007     17.11        17.48        2,704.42
                                                                                      2008     17.48         9.48        3,396.09
                                                                                      2009      9.48         9.87            0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)....... 2012      9.96        10.27      932,599.55
                                                                                      2013     10.27        11.17    1,147,919.67
                                                                                      2014     11.17        11.65    1,086,963.97

BlackRock Large Cap Value Investment Division (Class B).............................. 2005     11.76        12.23       20,457.74
                                                                                      2006     12.23        14.35       40,046.14
                                                                                      2007     14.35        14.58       86,981.14
                                                                                      2008     14.58         9.32      102,768.79
                                                                                      2009      9.32        10.19       95,592.49
                                                                                      2010     10.19        10.94      116,123.01
                                                                                      2011     10.94        11.00      121,689.78
                                                                                      2012     11.00        12.35      130,003.20
                                                                                      2013     12.35        16.02      126,620.11
                                                                                      2014     16.02        17.32      126,043.51

BlackRock Money Market Investment Division (Class B)................................. 2005     21.42        21.66        1,104.62
                                                                                      2006     21.66        22.31        1,086.92
                                                                                      2007     22.31        23.04        2,669.52
                                                                                      2008     23.04        23.28        7,167.65
                                                                                      2009     23.28        22.99        2,600.55
                                                                                      2010     22.99        22.65        5,388.05
                                                                                      2011     22.65        22.32        3,301.21
                                                                                      2012     22.32        21.98        4,449.62
                                                                                      2013     21.98        21.65        2,943.55
                                                                                      2014     21.65        21.33        2,458.22

Clarion Global Real Estate Investment Division (Class B)............................. 2005     12.82        14.31      153,352.09
                                                                                      2006     14.31        19.40      234,114.01
                                                                                      2007     19.40        16.24      216,454.32
                                                                                      2008     16.24         9.33      201,310.26
                                                                                      2009      9.33        12.38      174,610.74
                                                                                      2010     12.38        14.16      164,268.92
                                                                                      2011     14.16        13.17      159,733.04
                                                                                      2012     13.17        16.35      162,436.52
                                                                                      2013     16.35        16.68      143,425.61
                                                                                      2014     16.68        18.61      122,316.09

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2005   $  7.15      $  8.00      12,890.50
                                                                                      2006      8.00         7.74      20,501.16
                                                                                      2007      7.74         7.80      21,600.66
                                                                                      2008      7.80         4.68      19,814.40
                                                                                      2009      4.68         6.13      31,168.61
                                                                                      2010      6.13         7.48      38,038.08
                                                                                      2011      7.48         7.61     106,870.94
                                                                                      2012      7.61         8.88     157,808.33
                                                                                      2013      8.88        12.74     187,342.66
                                                                                      2014     12.74        14.92     556,728.26

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B))............................................... 2005      8.47         8.92       3,340.19
                                                                                      2006      8.92         9.32       3,968.10

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B)).................................. 2006      9.28         9.95      11,253.48
                                                                                      2007      9.95         9.22      13,536.97
                                                                                      2008      9.22         4.12       7,865.35
                                                                                      2009      4.12         5.60      21,908.89
                                                                                      2010      5.60         5.92      51,248.84
                                                                                      2011      5.92         6.29           0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive
  Growth II Investment Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)............................................................. 2007    142.21       174.34       5,537.10
                                                                                      2008    174.34        99.61      19,075.41
                                                                                      2009     99.61       140.18      31,776.44
                                                                                      2010    140.18       151.07      36,862.04
                                                                                      2011    151.07       137.60      33,538.32
                                                                                      2012    137.60       166.06      31,668.19
                                                                                      2013    166.06       210.68      25,264.07
                                                                                      2014    210.68       219.31           0.00

Frontier Mid Cap Growth Investment Division (Class B)................................ 2005     36.59        39.81       5,095.42
                                                                                      2006     39.81        41.76       4,636.17
                                                                                      2007     41.76        49.46       9,056.66
                                                                                      2008     49.46        26.38      15,820.16
                                                                                      2009     26.38        38.75      22,692.16
                                                                                      2010     38.75        43.89      27,794.39
                                                                                      2011     43.89        41.84      30,568.49
                                                                                      2012     41.84        45.62      23,063.68
                                                                                      2013     45.62        59.52      17,466.11
                                                                                      2014     59.52        65.01      16,943.26

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)........................... 2005    $13.92       $15.67       43,941.33
                                                                                      2006     15.67        19.89      116,979.16
                                                                                      2007     19.89        19.37      130,875.13
                                                                                      2008     19.37        11.28       86,493.10
                                                                                      2009     11.28        17.23      112,948.34
                                                                                      2010     17.23        19.76      152,412.94
                                                                                      2011     19.76        16.69      185,328.08
                                                                                      2012     16.69        21.25      164,706.41
                                                                                      2013     21.25        27.32      148,986.84
                                                                                      2014     27.32        25.36      159,990.00

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012      1.01         1.04    2,274,024.35
                                                                                      2013      1.04         1.05    4,394,985.88
                                                                                      2014      1.05         1.09    3,773,815.18

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))............................................... 2005     21.51        23.72       75,324.93
                                                                                      2006     23.72        25.99      131,190.77
                                                                                      2007     25.99        26.42      162,218.98
                                                                                      2008     26.42        13.66      146,521.98
                                                                                      2009     13.66        19.89      137,467.11
                                                                                      2010     19.89        24.70      143,739.48
                                                                                      2011     24.70        22.71      144,793.52
                                                                                      2012     22.71        25.10            0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))..................................................... 2012     24.98        25.66      135,075.00
                                                                                      2013     25.66        32.94      114,104.70
                                                                                      2014     32.94        35.58       97,374.27

Invesco Small Cap Growth Investment Division (Class B)............................... 2005     12.13        12.94        3,900.30
                                                                                      2006     12.94        14.56       10,755.47
                                                                                      2007     14.56        15.93        7,569.52
                                                                                      2008     15.93         9.61        6,032.97
                                                                                      2009      9.61        12.67       11,185.84
                                                                                      2010     12.67        15.75       15,380.10
                                                                                      2011     15.75        15.35       25,669.97
                                                                                      2012     15.35        17.88       21,714.28
                                                                                      2013     17.88        24.69       22,986.91
                                                                                      2014     24.69        26.25       21,968.48

Jennison Growth Investment Division (Class B)........................................ 2005      4.04         4.86       14,933.88
                                                                                      2006      4.86         4.90       18,457.21
                                                                                      2007      4.90         5.38       21,745.00
                                                                                      2008      5.38         3.36       21,634.45
                                                                                      2009      3.36         4.62       55,813.28
                                                                                      2010      4.62         5.07       92,878.43
                                                                                      2011      5.07         5.01      160,650.72
                                                                                      2012      5.01         5.70      287,794.25
                                                                                      2013      5.70         7.68      234,618.04
                                                                                      2014      7.68         8.23      233,825.56

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B))..................................................... 2005    $ 4.39       $ 4.00        2,901.14

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005)............................. 2005      7.91         8.58        1,109.96
                                                                                      2006      8.58         9.10       11,661.01
                                                                                      2007      9.10        10.24       17,741.03
                                                                                      2008     10.24         5.45       51,306.85
                                                                                      2009      5.45         7.72       70,848.08
                                                                                      2010      7.72         8.32       96,620.37
                                                                                      2011      8.32         8.09       95,345.31
                                                                                      2012      8.09         9.09            0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).......... 2012      1.01         1.04      992,280.82
                                                                                      2013      1.04         1.14    3,152,528.62
                                                                                      2014      1.14         1.20    3,628,250.41

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)............... 2013     15.24        16.74      116,284.15
                                                                                      2014     16.74        17.06       99,983.87

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         7.98       22,497.30
                                                                                      2009      7.98        10.04       54,635.25
                                                                                      2010     10.04        11.07       91,514.04
                                                                                      2011     11.07        11.13      121,733.09
                                                                                      2012     11.13        12.34      111,211.70
                                                                                      2013     12.34        12.87            0.00

Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2005     26.25        27.59        5,538.88
                                                                                      2006     27.59        31.63       15,151.07
                                                                                      2007     31.63        34.78       24,118.81
                                                                                      2008     34.78        21.91       26,557.99
                                                                                      2009     21.91        28.04       22,246.65
                                                                                      2010     28.04        35.14       17,756.68
                                                                                      2011     35.14        34.74       19,998.60
                                                                                      2012     34.74        39.10       20,078.39
                                                                                      2013     39.10        54.19       15,215.04
                                                                                      2014     54.19        55.25       13,775.34

Loomis Sayles Small Cap Growth Investment Division (Class B)......................... 2005      9.71         9.99        8,500.33
                                                                                      2006      9.99        10.80       16,024.40
                                                                                      2007     10.80        11.10       19,772.47
                                                                                      2008     11.10         6.41       28,758.13
                                                                                      2009      6.41         8.19       32,949.80
                                                                                      2010      8.19        10.60       26,426.46
                                                                                      2011     10.60        10.73       28,604.87
                                                                                      2012     10.73        11.73       23,480.98
                                                                                      2013     11.73        17.14       26,514.92
                                                                                      2014     17.14        17.04       17,327.20

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B)............................. 2005    $16.85       $16.84      38,509.50
                                                                                      2006     16.84        18.11      82,258.11
                                                                                      2007     18.11        19.01     113,548.58
                                                                                      2008     19.01        15.24      91,664.15
                                                                                      2009     15.24        20.54     116,459.70
                                                                                      2010     20.54        22.85     117,123.25
                                                                                      2011     22.85        23.52     120,620.48
                                                                                      2012     23.52        26.17     109,217.65
                                                                                      2013     26.17        27.83     117,133.99
                                                                                      2014     27.83        28.74     104,665.32

Met/Artisan Mid Cap Value Investment Division (Class B).............................. 2005     32.30        34.91      24,317.59
                                                                                      2006     34.91        38.58      39,127.30
                                                                                      2007     38.58        35.31      34,123.62
                                                                                      2008     35.31        18.74      24,441.89
                                                                                      2009     18.74        26.06      23,988.33
                                                                                      2010     26.06        29.47      23,916.21
                                                                                      2011     29.47        30.91      25,481.23
                                                                                      2012     30.91        33.98      21,192.87
                                                                                      2013     33.98        45.69      21,095.67
                                                                                      2014     45.69        45.77      19,693.66

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...... 2011      9.98         9.76      11,656.92
                                                                                      2012      9.76        10.03      12,945.04
                                                                                      2013     10.03        10.00      45,540.79
                                                                                      2014     10.00         9.95      53,396.88

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division (Class B))............................................ 2011     12.08        10.34      60,419.27
                                                                                      2012     10.34        11.89      82,883.83
                                                                                      2013     11.89        15.17      50,617.33
                                                                                      2014     15.17        15.71      48,353.19

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).......................................... 2005      9.99        11.14      15,856.40
                                                                                      2006     11.14        12.69      44,186.36
                                                                                      2007     12.69        12.91      79,266.94
                                                                                      2008     12.91         7.57      78,656.94
                                                                                      2009      7.57         9.81      94,729.28
                                                                                      2010      9.81        11.18      86,458.38
                                                                                      2011     11.18        12.12           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005    $ 9.99       $10.29       20,259.36
                                                                                      2006     10.29        10.83       54,698.83
                                                                                      2007     10.83        11.27      194,717.78
                                                                                      2008     11.27         9.50      332,064.42
                                                                                      2009      9.50        11.28      461,630.43
                                                                                      2010     11.28        12.23      727,430.70
                                                                                      2011     12.23        12.44      845,359.90
                                                                                      2012     12.44        13.38      939,109.22
                                                                                      2013     13.38        13.75      896,024.37
                                                                                      2014     13.75        14.15      818,850.80

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)...................... 2005      9.99        10.51       52,342.64
                                                                                      2006     10.51        11.33      168,635.18
                                                                                      2007     11.33        11.69      395,220.51
                                                                                      2008     11.69         9.03      732,472.34
                                                                                      2009      9.03        11.00    1,008,766.42
                                                                                      2010     11.00        12.09    1,617,163.08
                                                                                      2011     12.09        12.03    1,931,443.06
                                                                                      2012     12.03        13.21    1,871,784.00
                                                                                      2013     13.21        14.44    1,679,896.64
                                                                                      2014     14.44        14.92    1,436,320.51

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005      9.99        10.74      110,034.54
                                                                                      2006     10.74        11.83      499,348.99
                                                                                      2007     11.83        12.16    1,167,489.54
                                                                                      2008     12.16         8.55    1,323,860.24
                                                                                      2009      8.55        10.65    1,957,415.14
                                                                                      2010     10.65        11.88    2,992,970.68
                                                                                      2011     11.88        11.54    3,408,700.83
                                                                                      2012     11.54        12.87    3,275,251.30
                                                                                      2013     12.87        14.97    3,066,135.41
                                                                                      2014     14.97        15.49    2,843,108.44

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................ 2008      9.99         7.02       28,465.63
                                                                                      2009      7.02         8.90       54,162.32
                                                                                      2010      8.90         9.64       57,135.74
                                                                                      2011      9.64         9.33       85,034.50
                                                                                      2012      9.33        10.68       80,555.94
                                                                                      2013     10.68        11.49            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)......................................... 2013    $11.57       $13.18      146,649.19
                                                                                      2014     13.18        13.12            0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005).................... 2005      9.99        10.96       65,033.37
                                                                                      2006     10.96        12.34      301,858.85
                                                                                      2007     12.34        12.62      817,285.72
                                                                                      2008     12.62         8.06      803,131.65
                                                                                      2009      8.06        10.26    1,184,921.46
                                                                                      2010     10.26        11.59      934,289.76
                                                                                      2011     11.59        10.99      834,393.41
                                                                                      2012     10.99        12.49      759,978.37
                                                                                      2013     12.49        15.29      769,651.75
                                                                                      2014     15.29        15.85      836,857.84

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)...................... 2012      9.99        10.44    1,059,337.87
                                                                                      2013     10.44        11.77    1,820,476.44
                                                                                      2014     11.77        12.71    1,907,021.16

MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2005     12.99        14.33       35,277.12
                                                                                      2006     14.33        15.51       57,561.77
                                                                                      2007     15.51        16.43       71,762.73
                                                                                      2008     16.43        10.29      109,704.46
                                                                                      2009     10.29        13.87       90,479.49
                                                                                      2010     13.87        17.22      102,090.89
                                                                                      2011     17.22        16.59      134,954.72
                                                                                      2012     16.59        19.17      140,104.32
                                                                                      2013     19.17        25.09      127,547.25
                                                                                      2014     25.09        27.00      120,070.41

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013      1.07         1.12    1,974,018.55
                                                                                      2014      1.12         1.21    3,061,250.78

MetLife Stock Index Investment Division (Class B).................................... 2005     36.21        37.23       84,563.02
                                                                                      2006     37.23        42.25      116,766.00
                                                                                      2007     42.25        43.69      145,029.57
                                                                                      2008     43.69        27.00      167,564.75
                                                                                      2009     27.00        33.49      196,399.22
                                                                                      2010     33.49        37.77      226,540.25
                                                                                      2011     37.77        37.82      260,646.69
                                                                                      2012     37.82        43.00      248,834.96
                                                                                      2013     43.00        55.79      221,405.71
                                                                                      2014     55.79        62.16      206,734.88

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B).......................... 2005    $11.14       $12.78      14,559.35
                                                                                      2006     12.78        15.94      68,131.53
                                                                                      2007     15.94        17.78      69,885.02
                                                                                      2008     17.78        10.09     101,977.71
                                                                                      2009     10.09        13.09     115,423.49
                                                                                      2010     13.09        14.36     126,238.04
                                                                                      2011     14.36        12.63     108,824.82
                                                                                      2012     12.63        14.52      86,420.65
                                                                                      2013     14.52        17.06      68,713.25
                                                                                      2014     17.06        15.64      57,929.28

MFS(R) Total Return Investment Division (Class B).................................... 2005     39.27        39.79      19,800.66
                                                                                      2006     39.79        43.88      18,561.86
                                                                                      2007     43.88        45.00      26,133.41
                                                                                      2008     45.00        34.42      19,043.01
                                                                                      2009     34.42        40.12      17,976.77
                                                                                      2010     40.12        43.39      18,152.54
                                                                                      2011     43.39        43.67      20,510.69
                                                                                      2012     43.67        47.88      22,811.63
                                                                                      2013     47.88        55.99      20,666.18
                                                                                      2014     55.99        59.77      17,478.95

MFS(R) Value Investment Division (Class B)........................................... 2005     13.01        12.60     145,094.99
                                                                                      2006     12.60        14.63     171,514.26
                                                                                      2007     14.63        13.83     129,145.21
                                                                                      2008     13.83         9.03      75,249.03
                                                                                      2009      9.03        10.73      76,037.09
                                                                                      2010     10.73        11.75      93,270.71
                                                                                      2011     11.75        11.65     127,058.25
                                                                                      2012     11.65        13.35     116,843.82
                                                                                      2013     13.35        17.81     196,784.60
                                                                                      2014     17.81        19.40     164,566.18

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment
  Division (Class B))................................................................ 2005     25.65        27.91      12,286.58
                                                                                      2006     27.91        30.70      20,249.35
                                                                                      2007     30.70        31.43      22,588.52
                                                                                      2008     31.43        18.85      21,280.45
                                                                                      2009     18.85        22.56      19,101.15
                                                                                      2010     22.56        25.40      17,847.27
                                                                                      2011     25.40        23.43      14,535.33
                                                                                      2012     23.43        26.65      13,696.93
                                                                                      2013     26.65        29.33           0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares
  Investment Division (Class B)) (4/28/2008)......................................... 2008      9.99         6.59      28,307.85
                                                                                      2009      6.59         8.11      37,613.21
                                                                                      2010      8.11         8.87      85,964.55
                                                                                      2011      8.87         8.69     124,705.18
                                                                                      2012      8.69         9.75     125,825.90
                                                                                      2013      9.75        10.68           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B).......................... 2010    $12.70       $14.74      44,390.95
                                                                                      2011     14.74        13.52      65,707.22
                                                                                      2012     13.52        14.55      62,094.56
                                                                                      2013     14.55        19.93      53,138.19
                                                                                      2014     19.93        19.83      54,438.24

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap
  Opportunities Investment Division (Class B))....................................... 2005     16.36        17.20      16,619.16
                                                                                      2006     17.20        18.90      25,812.90
                                                                                      2007     18.90        20.13      33,746.41
                                                                                      2008     20.13         8.83      34,423.59
                                                                                      2009      8.83        11.62      46,895.75
                                                                                      2010     11.62        12.57           0.00

MSCI EAFE(R) Index Investment Division (Class B)..................................... 2005     11.05        12.29      70,820.80
                                                                                      2006     12.29        15.19     105,898.99
                                                                                      2007     15.19        16.54     139,248.50
                                                                                      2008     16.54         9.42     174,743.98
                                                                                      2009      9.42        11.90     167,547.33
                                                                                      2010     11.90        12.65     190,517.88
                                                                                      2011     12.65        10.89     235,444.24
                                                                                      2012     10.89        12.66     226,570.43
                                                                                      2013     12.66        15.15     207,490.64
                                                                                      2014     15.15        13.99     206,747.97

Neuberger Berman Genesis Investment Division (Class B)............................... 2005     18.04        18.47      71,096.64
                                                                                      2006     18.47        21.18      62,812.31
                                                                                      2007     21.18        20.10      67,280.87
                                                                                      2008     20.10        12.16      76,475.72
                                                                                      2009     12.16        13.52      57,729.14
                                                                                      2010     13.52        16.16      46,276.56
                                                                                      2011     16.16        16.80      41,317.92
                                                                                      2012     16.80        18.16      37,860.75
                                                                                      2013     18.16        24.72      46,149.74
                                                                                      2014     24.72        24.28      38,899.04

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap
  Investment Division (Class B))..................................................... 2005     13.52        14.39       5,764.34
                                                                                      2006     14.39        16.26      10,443.33
                                                                                      2007     16.26        15.58      19,091.61
                                                                                      2008     15.58         9.47      12,186.84
                                                                                      2009      9.47        12.76      17,404.76
                                                                                      2010     12.76        15.44      18,152.79
                                                                                      2011     15.44        14.41      21,863.71
                                                                                      2012     14.41        14.94      20,670.83
                                                                                      2013     14.94        16.20           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).............................. 2005    $14.59       $16.67      16,102.42
                                                                                      2006     16.67        19.11      24,727.56
                                                                                      2007     19.11        20.00      40,301.45
                                                                                      2008     20.00        11.71      44,205.40
                                                                                      2009     11.71        16.13      48,675.18
                                                                                      2010     16.13        18.42      54,507.76
                                                                                      2011     18.42        16.62      81,434.96
                                                                                      2012     16.62        19.84      81,886.06
                                                                                      2013     19.84        24.85      99,560.62
                                                                                      2014     24.85        25.00     101,318.51

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton
  Growth Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         6.56       5,656.27
                                                                                      2009      6.56         8.57      12,715.04
                                                                                      2010      8.57         9.09      19,792.92
                                                                                      2011      9.09         8.34      62,533.62
                                                                                      2012      8.34        10.04      62,228.00
                                                                                      2013     10.04        10.67           0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........... 2014      0.99         1.03       3,574.04

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006).............. 2006     10.96        11.06      13,284.03
                                                                                      2007     11.06        12.07      48,146.04
                                                                                      2008     12.07        11.07     230,752.72
                                                                                      2009     11.07        12.87     310,322.51
                                                                                      2010     12.87        13.67     431,442.49
                                                                                      2011     13.67        14.96     572,264.49
                                                                                      2012     14.96        16.09     621,060.60
                                                                                      2013     16.09        14.38     533,132.64
                                                                                      2014     14.38        14.57     476,770.03

PIMCO Total Return Investment Division (Class B)..................................... 2005     12.04        12.13     164,114.54
                                                                                      2006     12.13        12.49     186,335.52
                                                                                      2007     12.49        13.23     207,441.47
                                                                                      2008     13.23        13.09     191,272.06
                                                                                      2009     13.09        15.22     315,771.61
                                                                                      2010     15.22        16.22     521,378.79
                                                                                      2011     16.22        16.48     607,907.44
                                                                                      2012     16.48        17.74     701,335.88
                                                                                      2013     17.74        17.14     683,091.33
                                                                                      2014     17.14        17.59     575,186.85

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)............... 2012     10.76        10.92     653,967.97
                                                                                      2013     10.92        10.27     600,141.41
                                                                                      2014     10.27        10.88     533,130.85

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).................... 2013    $10.21       $10.74       48,987.52
                                                                                      2014     10.74        11.50       68,300.91

Russell 2000(R) Index Investment Division (Class B).................................. 2005     15.32        15.75       26,872.17
                                                                                      2006     15.75        18.24       45,549.73
                                                                                      2007     18.24        17.66       56,624.33
                                                                                      2008     17.66        11.54       53,606.05
                                                                                      2009     11.54        14.28       50,731.24
                                                                                      2010     14.28        17.81       60,553.92
                                                                                      2011     17.81        16.79       81,213.05
                                                                                      2012     16.79        19.20       79,165.33
                                                                                      2013     19.20        26.14       58,088.96
                                                                                      2014     26.14        26.98       59,369.68

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............... 2012      1.01         1.06      573,694.08
                                                                                      2013      1.06         1.15    2,207,019.88
                                                                                      2014      1.15         1.22    2,653,055.05

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006).................. 2006     10.50        11.14       22,575.33
                                                                                      2007     11.14        11.57        1,657.68
                                                                                      2008     11.57         8.54        5,133.32
                                                                                      2009      8.54        10.51      162,425.67
                                                                                      2010     10.51        11.62      618,533.25
                                                                                      2011     11.62        11.57      989,652.61
                                                                                      2012     11.57        12.86    1,013,144.06
                                                                                      2013     12.86        14.30      970,614.76
                                                                                      2014     14.30        14.91      835,298.92

SSGA Growth ETF Investment Division (Class B) (5/1/2006)............................. 2006     10.69        11.40       27,555.86
                                                                                      2007     11.40        11.86       11,428.25
                                                                                      2008     11.86         7.83       12,363.97
                                                                                      2009      7.83         9.96       38,455.84
                                                                                      2010      9.96        11.20       71,334.57
                                                                                      2011     11.20        10.80       93,111.19
                                                                                      2012     10.80        12.23       66,820.74
                                                                                      2013     12.23        14.23       97,485.51
                                                                                      2014     14.23        14.77       84,448.11

T. Rowe Price Large Cap Growth Investment Division (Class B)......................... 2005     12.02        12.59       26,904.11
                                                                                      2006     12.59        14.00       35,578.28
                                                                                      2007     14.00        15.06       59,614.94
                                                                                      2008     15.06         8.60       69,218.90
                                                                                      2009      8.60        12.12       71,086.60
                                                                                      2010     12.12        13.94       67,233.88
                                                                                      2011     13.94        13.55       86,170.35
                                                                                      2012     13.55        15.84       82,993.60
                                                                                      2013     15.84        21.66      155,553.58
                                                                                      2014     21.66        23.22      154,559.81

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)).......................................... 2005    $ 4.32       $ 4.72      30,683.81
                                                                                      2006      4.72         4.90      26,551.62
                                                                                      2007      4.90         6.35     110,856.01
                                                                                      2008      6.35         3.47     150,885.29
                                                                                      2009      3.47         5.44     203,692.85
                                                                                      2010      5.44         6.85     259,376.02
                                                                                      2011      6.85         6.08     269,936.66
                                                                                      2012      6.08         6.71     227,163.66
                                                                                      2013      6.71         7.02           0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)........................... 2005      7.08         8.00      27,613.87
                                                                                      2006      8.00         8.37      73,879.63
                                                                                      2007      8.37         9.70     131,104.09
                                                                                      2008      9.70         5.75     137,409.38
                                                                                      2009      5.75         8.25     165,004.06
                                                                                      2010      8.25        10.37     222,068.98
                                                                                      2011     10.37        10.05     231,521.01
                                                                                      2012     10.05        11.26     197,074.27
                                                                                      2013     11.26        15.15     195,953.98
                                                                                      2014     15.15        16.83     198,466.32

T. Rowe Price Small Cap Growth Investment Division (Class B)......................... 2005     13.09        14.28       9,555.84
                                                                                      2006     14.28        14.58      23,238.89
                                                                                      2007     14.58        15.73      26,392.75
                                                                                      2008     15.73         9.87      23,113.55
                                                                                      2009      9.87        13.48      34,011.32
                                                                                      2010     13.48        17.88      46,718.30
                                                                                      2011     17.88        17.87      63,179.05
                                                                                      2012     17.87        20.40      68,059.25
                                                                                      2013     20.40        28.98      67,436.69
                                                                                      2014     28.98        30.44      68,688.51

Western Asset Management Strategic Bond Opportunities Investment Division (Class B).. 2005     19.57        19.78      76,972.68
                                                                                      2006     19.78        20.42     126,437.95
                                                                                      2007     20.42        20.86     165,927.32
                                                                                      2008     20.86        17.42     124,004.86
                                                                                      2009     17.42        22.64      87,947.95
                                                                                      2010     22.64        25.08      71,264.45
                                                                                      2011     25.08        26.15      56,515.95
                                                                                      2012     26.15        28.67      50,384.96
                                                                                      2013     28.67        28.47      44,857.10
                                                                                      2014     28.47        29.53      31,896.27

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B)............... 2005    $15.62      $ 15.61      78,034.48
                                                                                      2006     15.61        15.98     118,737.56
                                                                                      2007     15.98        16.37     107,325.43
                                                                                      2008     16.37        16.04      85,709.84
                                                                                      2009     16.04        16.45      90,659.96
                                                                                      2010     16.45        17.09     106,820.76
                                                                                      2011     17.09        17.73     104,343.44
                                                                                      2012     17.73        17.99     103,995.91
                                                                                      2013     17.99        17.57     103,818.11
                                                                                      2014     17.57        17.74      87,799.30

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class B))......................................................................... 2005     37.42        37.90      16,192.39
                                                                                      2006     37.90        41.16      17,166.95
                                                                                      2007     41.16        42.83      25,949.67
                                                                                      2008     42.83        31.65      22,359.65
                                                                                      2009     31.65        36.48      15,881.95
                                                                                      2010     36.48        39.29      14,778.59
                                                                                      2011     39.29        40.09      13,150.64
                                                                                      2012     40.09        44.28      12,332.73
                                                                                      2013     44.28        52.46      12,561.41
                                                                                      2014     52.46        57.00      10,487.56

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class B))..................................................... 2005     30.43        32.98      54,854.72
                                                                                      2006     32.98        37.14     106,439.73
                                                                                      2007     37.14        38.18     115,511.86
                                                                                      2008     38.18        22.74     111,650.26
                                                                                      2009     22.74        29.50     103,134.11
                                                                                      2010     29.50        32.46     104,641.32
                                                                                      2011     32.46        30.61     117,517.98
                                                                                      2012     30.61        33.96      99,703.63
                                                                                      2013     33.96        44.62      82,217.72
                                                                                      2014     44.62        48.50      70,499.04

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))................................................................ 2005     64.26        65.41       3,196.09
                                                                                      2006     65.41        73.35       3,446.55
                                                                                      2007     73.35        76.90           0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class B))..................................................... 2007     76.25        76.86       3,123.19
                                                                                      2008     76.86        47.46       2,638.81
                                                                                      2009     47.46        55.73       5,023.56
                                                                                      2010     55.73        61.74       3,679.42
                                                                                      2011     61.74        60.98       5,743.03
                                                                                      2012     60.98        68.12       6,745.64
                                                                                      2013     68.12        90.12       6,480.24
                                                                                      2014     90.12       100.77       7,503.51

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
At 1.75 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)......................... 2006   $ 14.36      $ 15.04      27,290.50
                                                                                      2007     15.04        15.27     115,031.70
                                                                                      2008     15.27        13.60      82,599.38
                                                                                      2009     13.60        15.05      98,637.75
                                                                                      2010     15.05        15.74      98,794.03
                                                                                      2011     15.74        16.41      83,446.59
                                                                                      2012     16.41        16.99      78,576.10
                                                                                      2013     16.99        16.34      74,669.38
                                                                                      2014     16.34        16.90      54,057.97

American Funds Global Small Capitalization Investment Division (Class 2)............. 2005     19.06        23.48      31,614.64
                                                                                      2006     23.48        28.63      68,262.25
                                                                                      2007     28.63        34.16     115,956.39
                                                                                      2008     34.16        15.60     133,303.40
                                                                                      2009     15.60        24.72     138,303.97
                                                                                      2010     24.72        29.74     151,859.31
                                                                                      2011     29.74        23.63     151,964.78
                                                                                      2012     23.63        27.44     121,669.04
                                                                                      2013     27.44        34.59     101,297.65
                                                                                      2014     34.59        34.71      95,214.87

American Funds Growth Investment Division (Class 2).................................. 2005    118.98       135.85      22,647.91
                                                                                      2006    135.85       147.14      39,329.74
                                                                                      2007    147.14       162.43      48,154.21
                                                                                      2008    162.43        89.42      57,498.77
                                                                                      2009     89.42       122.50      57,219.76
                                                                                      2010    122.50       142.87      48,358.26
                                                                                      2011    142.87       134.39      42,901.79
                                                                                      2012    134.39       155.67      38,267.17
                                                                                      2013    155.67       199.02      34,893.25
                                                                                      2014    199.02       212.21      28,837.79

American Funds Growth-Income Investment Division (Class 2)........................... 2005     90.85        94.48      18,899.21
                                                                                      2006     94.48       106.96      30,350.55
                                                                                      2007    106.96       110.40      43,158.87
                                                                                      2008    110.40        67.42      42,230.34
                                                                                      2009     67.42        86.94      47,078.21
                                                                                      2010     86.94        95.20      52,132.28
                                                                                      2011     95.20        91.84      53,940.17
                                                                                      2012     91.84       106.01      51,013.23
                                                                                      2013    106.01       139.08      47,164.14
                                                                                      2014    139.08       151.20      41,699.05

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.60 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012) 2012   $ 10.19      $ 10.53      53,306.17
                                                                                      2013     10.53        11.52      82,608.78
                                                                                      2014     11.52        12.17      74,114.24

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)
  (4/28/2014)........................................................................ 2014      0.99         1.03      13,153.47

American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006     14.36        15.04       3,602.47
                                                                                      2007     15.04        15.27      26,795.36
                                                                                      2008     15.27        13.60      23,110.57
                                                                                      2009     13.60        15.05      20,625.76
                                                                                      2010     15.05        15.74      16,284.48
                                                                                      2011     15.74        16.41      14,590.66
                                                                                      2012     16.41        16.99      10,535.95
                                                                                      2013     16.99        16.34       6,618.83
                                                                                      2014     16.34        16.90       8,643.30

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     19.06        23.48     142,590.73
                                                                                      2006     23.48        28.63     152,181.41
                                                                                      2007     28.63        34.16     150,471.52
                                                                                      2008     34.16        15.60     106,380.52
                                                                                      2009     15.60        24.72     102,365.71
                                                                                      2010     24.72        29.74      98,037.32
                                                                                      2011     29.74        23.63      79,838.23
                                                                                      2012     23.63        27.44      66,448.07
                                                                                      2013     27.44        34.59      60,910.44
                                                                                      2014     34.59        34.71      53,771.81

American Funds Growth Investment Division+
   (Class 2)......................................................................... 2005    118.92       135.79      63,053.30
                                                                                      2006    135.79       147.07      56,753.68
                                                                                      2007    147.07       162.35      49,908.02
                                                                                      2008    162.35        89.38      40,843.02
                                                                                      2009     89.38       122.44      39,070.82
                                                                                      2010    122.44       142.80      35,700.21
                                                                                      2011    142.80       134.32      30,814.42
                                                                                      2012    134.32       155.60      28,778.12
                                                                                      2013    155.60       198.92      26,583.58
                                                                                      2014    198.92       212.11      22,767.46

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2).......................... 2005   $ 90.80      $ 94.43      74,211.75
                                                                                      2006     94.43       106.91      69,152.27
                                                                                      2007    106.91       110.34      62,927.94
                                                                                      2008    110.34        67.38      41,806.81
                                                                                      2009     67.38        86.90      39,074.67
                                                                                      2010     86.90        95.15      39,429.27
                                                                                      2011     95.15        91.79      38,494.49
                                                                                      2012     91.79       105.96      34,123.78
                                                                                      2013    105.96       139.01      30,478.06
                                                                                      2014    139.01       151.12      26,498.24

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.00         7.00     753,092.01
                                                                                      2009      7.00         8.91     786,134.75
                                                                                      2010      8.91         9.83     703,696.29
                                                                                      2011      9.83         9.47     625,136.28
                                                                                      2012      9.47        10.58     268,817.67
                                                                                      2013     10.58        12.34     252,817.46
                                                                                      2014     12.34        12.88     229,764.57

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)........ 2008      9.99         6.35     408,432.40
                                                                                      2009      6.35         8.37     646,986.36
                                                                                      2010      8.37         9.35     534,697.90
                                                                                      2011      9.35         8.77     458,398.08
                                                                                      2012      8.77        10.02     361,370.63
                                                                                      2013     10.02        12.34     408,519.16
                                                                                      2014     12.34        12.92     404,478.84

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.01         7.67     162,969.89
                                                                                      2009      7.67         9.32     326,442.68
                                                                                      2010      9.32        10.08     355,063.16
                                                                                      2011     10.08         9.94     344,030.86
                                                                                      2012      9.94        10.84     370,572.54
                                                                                      2013     10.84        12.11     323,712.52
                                                                                      2014     12.11        12.64     316,066.40

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)................... 2012     11.13        11.52     162,046.77
                                                                                      2013     11.52        10.95     112,691.46
                                                                                      2014     10.95        11.21      93,142.05

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class B).................... 2005    $13.13       $15.20       68,105.57
                                                                                      2006     15.20        17.39      110,048.90
                                                                                      2007     17.39        18.83      140,734.04
                                                                                      2008     18.83        10.33      151,926.99
                                                                                      2009     10.33        12.39      128,081.49
                                                                                      2010     12.39        13.03      116,164.73
                                                                                      2011     13.03        10.24      114,154.96
                                                                                      2012     10.24        12.03      110,480.30
                                                                                      2013     12.03        13.64      225,321.64
                                                                                      2014     13.64        12.97      210,012.82

Barclays Aggregate Bond Index Investment Division (Class B).......................... 2005     12.61        12.64    1,057,217.01
                                                                                      2006     12.64        12.92    1,509,924.45
                                                                                      2007     12.92        13.56    1,683,746.74
                                                                                      2008     13.56        14.10    1,231,419.73
                                                                                      2009     14.10        14.56    1,131,419.14
                                                                                      2010     14.56        15.15    1,027,674.17
                                                                                      2011     15.15        15.99      960,627.22
                                                                                      2012     15.99        16.31      992,619.62
                                                                                      2013     16.31        15.64    1,001,308.35
                                                                                      2014     15.64        16.24      900,504.49

BlackRock Bond Income Investment Division (Class B).................................. 2005     42.98        43.21      115,911.30
                                                                                      2006     43.21        44.28      132,658.95
                                                                                      2007     44.28        46.20      152,713.37
                                                                                      2008     46.20        43.80      121,533.78
                                                                                      2009     43.80        47.06      112,612.24
                                                                                      2010     47.06        50.05      101,435.04
                                                                                      2011     50.05        52.37       90,560.85
                                                                                      2012     52.37        55.28       88,815.05
                                                                                      2013     55.28        53.86       80,782.88
                                                                                      2014     53.86        56.61       72,134.52

BlackRock Capital Appreciation Investment Division (Class B)......................... 2005     24.90        26.16       17,048.36
                                                                                      2006     26.16        26.75       34,554.54
                                                                                      2007     26.75        31.17       81,821.28
                                                                                      2008     31.17        19.42       93,148.81
                                                                                      2009     19.42        26.09       70,150.09
                                                                                      2010     26.09        30.67       65,649.31
                                                                                      2011     30.67        27.42       65,183.77
                                                                                      2012     27.42        30.78       60,974.58
                                                                                      2013     30.78        40.57       58,392.36
                                                                                      2014     40.57        43.37       51,355.67

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock
  Legacy Large Cap Growth Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).......................................... 2006    $16.76       $16.93       2,350.63
                                                                                      2007     16.93        17.28       2,857.92
                                                                                      2008     17.28         9.36       4,291.66
                                                                                      2009      9.36         9.74           0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)....... 2012      9.95        10.26      93,570.55
                                                                                      2013     10.26        11.14     106,319.13
                                                                                      2014     11.14        11.61      89,783.11

BlackRock Large Cap Value Investment Division (Class B).............................. 2005     11.73        12.18     129,930.61
                                                                                      2006     12.18        14.28     277,371.16
                                                                                      2007     14.28        14.50     358,059.25
                                                                                      2008     14.50         9.25     334,167.45
                                                                                      2009      9.25        10.12     300,993.37
                                                                                      2010     10.12        10.84     267,248.46
                                                                                      2011     10.84        10.89     255,339.11
                                                                                      2012     10.89        12.21     238,135.77
                                                                                      2013     12.21        15.84     239,108.96
                                                                                      2014     15.84        17.10     203,663.54

BlackRock Money Market Investment Division (Class B)................................. 2005     20.97        21.18           0.00
                                                                                      2006     21.18        21.80           0.00
                                                                                      2007     21.80        22.48           0.00
                                                                                      2008     22.48        22.70       3,914.49
                                                                                      2009     22.70        22.40          57.00
                                                                                      2010     22.40        22.04          57.50
                                                                                      2011     22.04        21.69          44.53
                                                                                      2012     21.69        21.35       1,121.69
                                                                                      2013     21.35        21.01           0.00
                                                                                      2014     21.01        20.67           0.00

Clarion Global Real Estate Investment Division (Class B)............................. 2005     12.81        14.28     424,019.39
                                                                                      2006     14.28        19.34     666,439.10
                                                                                      2007     19.34        16.18     575,314.01
                                                                                      2008     16.18         9.28     519,452.59
                                                                                      2009      9.28        12.31     443,682.94
                                                                                      2010     12.31        14.07     407,965.93
                                                                                      2011     14.07        13.07     379,396.52
                                                                                      2012     13.07        16.21     351,309.43
                                                                                      2013     16.21        16.52     337,121.33
                                                                                      2014     16.52        18.41     286,256.41

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2005   $  7.12      $  7.96      32,539.17
                                                                                      2006      7.96         7.70      49,547.29
                                                                                      2007      7.70         7.74      42,082.05
                                                                                      2008      7.74         4.64      33,750.54
                                                                                      2009      4.64         6.08      30,389.06
                                                                                      2010      6.08         7.40      30,540.39
                                                                                      2011      7.40         7.52      80,192.49
                                                                                      2012      7.52         8.77      83,579.26
                                                                                      2013      8.77        12.57      95,987.86
                                                                                      2014     12.57        14.71     360,568.20

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B))............................................... 2005      8.42         8.86       8,313.82
                                                                                      2006      8.86         9.26       8,924.96

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B)).................................. 2006      9.22         9.87      22,557.32
                                                                                      2007      9.87         9.14      40,093.92
                                                                                      2008      9.14         4.08      49,200.25
                                                                                      2009      4.08         5.54      45,469.79
                                                                                      2010      5.54         5.85      49,666.93
                                                                                      2011      5.85         6.22           0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive
  Growth II Investment Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)............................................................. 2007    138.68       169.90      11,589.91
                                                                                      2008    169.90        96.98      34,978.31
                                                                                      2009     96.98       136.34      35,021.62
                                                                                      2010    136.34       146.78      30,601.26
                                                                                      2011    146.78       133.56      26,458.06
                                                                                      2012    133.56       161.02      24,262.05
                                                                                      2013    161.02       204.08      21,801.49
                                                                                      2014    204.08       212.38           0.00

Frontier Mid Cap Growth Investment Division (Class B)................................ 2005     35.99        39.11      12,498.66
                                                                                      2006     39.11        40.99      27,200.77
                                                                                      2007     40.99        48.49      46,260.80
                                                                                      2008     48.49        25.84      47,455.28
                                                                                      2009     25.84        37.91      48,000.25
                                                                                      2010     37.91        42.91      44,403.72
                                                                                      2011     42.91        40.86      34,230.45
                                                                                      2012     40.86        44.51      30,165.84
                                                                                      2013     44.51        58.01      26,795.44
                                                                                      2014     58.01        63.29      23,383.95

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)........................... 2005    $13.87       $15.60      283,467.88
                                                                                      2006     15.60        19.78      463,970.38
                                                                                      2007     19.78        19.25      541,008.28
                                                                                      2008     19.25        11.20      361,181.38
                                                                                      2009     11.20        17.09      455,142.82
                                                                                      2010     17.09        19.58      437,333.42
                                                                                      2011     19.58        16.52      428,563.44
                                                                                      2012     16.52        21.01      413,396.27
                                                                                      2013     21.01        26.99      404,858.25
                                                                                      2014     26.99        25.02      360,517.54

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012      1.01         1.04      743,438.84
                                                                                      2013      1.04         1.04    1,225,191.24
                                                                                      2014      1.04         1.09    1,086,014.92

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))............................................... 2005     21.38        23.55      264,533.71
                                                                                      2006     23.55        25.78      358,701.49
                                                                                      2007     25.78        26.18      407,834.48
                                                                                      2008     26.18        13.53      341,977.21
                                                                                      2009     13.53        19.67      278,249.72
                                                                                      2010     19.67        24.40      250,524.15
                                                                                      2011     24.40        22.41      238,737.31
                                                                                      2012     22.41        24.77            0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))..................................................... 2012     24.65        25.30      228,120.83
                                                                                      2013     25.30        32.45      203,212.00
                                                                                      2014     32.45        35.01      180,862.55

Invesco Small Cap Growth Investment Division (Class B)............................... 2005     12.09        12.89       22,178.17
                                                                                      2006     12.89        14.48       33,138.58
                                                                                      2007     14.48        15.83       46,321.83
                                                                                      2008     15.83         9.54       58,875.23
                                                                                      2009      9.54        12.57       57,151.36
                                                                                      2010     12.57        15.61       48,806.51
                                                                                      2011     15.61        15.19       45,471.31
                                                                                      2012     15.19        17.68       70,471.03
                                                                                      2013     17.68        24.39       42,555.94
                                                                                      2014     24.39        25.90       33,765.00

Jennison Growth Investment Division (Class B)........................................ 2005      4.02         4.83       13,165.94
                                                                                      2006      4.83         4.87       42,372.95
                                                                                      2007      4.87         5.34       51,264.06
                                                                                      2008      5.34         3.33       46,164.93
                                                                                      2009      3.33         4.58      246,056.69
                                                                                      2010      4.58         5.02      305,063.15
                                                                                      2011      5.02         4.95      262,756.56
                                                                                      2012      4.95         5.63      484,165.29
                                                                                      2013      5.63         7.57      391,814.88
                                                                                      2014      7.57         8.11      353,526.29

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B))..................................................... 2005    $ 4.37       $ 3.98       4,272.14

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005)............................. 2005      7.88         8.54      13,129.16
                                                                                      2006      8.54         9.05      40,015.91
                                                                                      2007      9.05        10.17      79,747.56
                                                                                      2008     10.17         5.41     112,799.60
                                                                                      2009      5.41         7.65     169,418.84
                                                                                      2010      7.65         8.24     129,464.56
                                                                                      2011      8.24         8.00     115,159.09
                                                                                      2012      8.00         8.99           0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).......... 2012      1.01         1.04     141,760.02
                                                                                      2013      1.04         1.14     465,208.71
                                                                                      2014      1.14         1.20     545,536.95

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)............... 2013     15.14        16.61      57,871.35
                                                                                      2014     16.61        16.92      46,893.48

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         7.97      23,738.90
                                                                                      2009      7.97        10.03      32,570.27
                                                                                      2010     10.03        11.04      42,385.77
                                                                                      2011     11.04        11.09      64,419.92
                                                                                      2012     11.09        12.28      74,275.04
                                                                                      2013     12.28        12.81           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2005     25.97        27.27      28,495.45
                                                                                      2006     27.27        31.23      54,344.96
                                                                                      2007     31.23        34.31      74,909.50
                                                                                      2008     34.31        21.59      73,443.09
                                                                                      2009     21.59        27.60      68,406.25
                                                                                      2010     27.60        34.56      58,446.70
                                                                                      2011     34.56        34.13      55,181.47
                                                                                      2012     34.13        38.38      52,532.59
                                                                                      2013     38.38        53.13      50,028.12
                                                                                      2014     53.13        54.12      42,538.86

Loomis Sayles Small Cap Growth Investment Division (Class B)......................... 2005      9.68         9.94      35,691.52
                                                                                      2006      9.94        10.74      63,089.12
                                                                                      2007     10.74        11.02      55,752.90
                                                                                      2008     11.02         6.36      53,582.75
                                                                                      2009      6.36         8.12      50,996.32
                                                                                      2010      8.12        10.50      49,435.59
                                                                                      2011     10.50        10.62      47,321.36
                                                                                      2012     10.62        11.59      45,922.49
                                                                                      2013     11.59        16.93      53,886.21
                                                                                      2014     16.93        16.81      54,083.70

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B)............................. 2005    $16.70       $16.68     131,610.71
                                                                                      2006     16.68        17.92     208,982.46
                                                                                      2007     17.92        18.79     261,726.72
                                                                                      2008     18.79        15.05     238,895.76
                                                                                      2009     15.05        20.26     238,699.81
                                                                                      2010     20.26        22.52     212,166.77
                                                                                      2011     22.52        23.15     185,375.17
                                                                                      2012     23.15        25.73     174,088.59
                                                                                      2013     25.73        27.35     161,214.69
                                                                                      2014     27.35        28.21     153,955.54

Met/Artisan Mid Cap Value Investment Division (Class B).............................. 2005     31.93        34.47     114,332.89
                                                                                      2006     34.47        38.06     131,110.14
                                                                                      2007     38.06        34.80     132,411.56
                                                                                      2008     34.80        18.44     114,642.03
                                                                                      2009     18.44        25.63     101,186.59
                                                                                      2010     25.63        28.95      82,993.60
                                                                                      2011     28.95        30.34      85,043.81
                                                                                      2012     30.34        33.31      72,002.19
                                                                                      2013     33.31        44.76      70,912.01
                                                                                      2014     44.76        44.78      61,267.45

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...... 2011      9.98         9.75           0.00
                                                                                      2012      9.75        10.02       3,976.94
                                                                                      2013     10.02         9.97      37,430.75
                                                                                      2014      9.97         9.92      46,891.68

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division (Class B))............................................ 2011     12.01        10.27     201,197.36
                                                                                      2012     10.27        11.80     181,854.71
                                                                                      2013     11.80        15.04     193,173.59
                                                                                      2014     15.04        15.56     246,243.59

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).......................................... 2005      9.99        11.13      29,348.44
                                                                                      2006     11.13        12.67      92,202.40
                                                                                      2007     12.67        12.88     152,406.40
                                                                                      2008     12.88         7.54     151,235.14
                                                                                      2009      7.54         9.76     150,755.43
                                                                                      2010      9.76        11.12     135,054.41
                                                                                      2011     11.12        12.05           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005    $ 9.99       $10.28       34,049.10
                                                                                      2006     10.28        10.82      219,274.10
                                                                                      2007     10.82        11.24      542,410.67
                                                                                      2008     11.24         9.47      837,770.87
                                                                                      2009      9.47        11.23      722,615.32
                                                                                      2010     11.23        12.16      702,429.67
                                                                                      2011     12.16        12.36      693,399.32
                                                                                      2012     12.36        13.28      671,739.80
                                                                                      2013     13.28        13.63      619,284.17
                                                                                      2014     13.63        14.01      579,978.66

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)...................... 2005      9.99        10.50      167,681.07
                                                                                      2006     10.50        11.31      803,741.14
                                                                                      2007     11.31        11.66    1,798,990.05
                                                                                      2008     11.66         9.00    2,169,751.21
                                                                                      2009      9.00        10.95    2,002,953.50
                                                                                      2010     10.95        12.02    1,952,472.22
                                                                                      2011     12.02        11.95    1,881,823.46
                                                                                      2012     11.95        13.11    1,827,206.11
                                                                                      2013     13.11        14.31    1,742,279.70
                                                                                      2014     14.31        14.78    1,596,035.61

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005      9.99        10.73      384,317.09
                                                                                      2006     10.73        11.81    1,882,802.48
                                                                                      2007     11.81        12.13    3,987,132.98
                                                                                      2008     12.13         8.52    4,568,457.55
                                                                                      2009      8.52        10.60    4,334,438.20
                                                                                      2010     10.60        11.81    4,380,070.37
                                                                                      2011     11.81        11.46    4,212,109.36
                                                                                      2012     11.46        12.78    3,916,510.83
                                                                                      2013     12.78        14.84    3,849,805.21
                                                                                      2014     14.84        15.34    3,460,952.75

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................ 2008      9.99         7.02       62,019.61
                                                                                      2009      7.02         8.88       98,667.05
                                                                                      2010      8.88         9.62      101,912.71
                                                                                      2011      9.62         9.30      118,235.45
                                                                                      2012      9.30        10.63       81,887.81
                                                                                      2013     10.63        11.43            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)......................................... 2013    $11.51       $13.10       84,466.47
                                                                                      2014     13.10        13.04            0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005).................... 2005      9.99        10.95      299,456.61
                                                                                      2006     10.95        12.31    1,441,069.15
                                                                                      2007     12.31        12.58    3,442,051.17
                                                                                      2008     12.58         8.03    3,852,526.33
                                                                                      2009      8.03        10.21    3,616,688.31
                                                                                      2010     10.21        11.52    3,482,450.40
                                                                                      2011     11.52        10.91    3,234,319.70
                                                                                      2012     10.91        12.39    2,989,661.01
                                                                                      2013     12.39        15.16    2,776,014.48
                                                                                      2014     15.16        15.70    2,829,064.72

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)...................... 2012      9.98        10.43       37,577.60
                                                                                      2013     10.43        11.73      134,912.15
                                                                                      2014     11.73        12.66      235,534.34

MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2005     12.93        14.26      164,022.42
                                                                                      2006     14.26        15.41      250,427.67
                                                                                      2007     15.41        16.30      335,857.52
                                                                                      2008     16.30        10.21      417,015.62
                                                                                      2009     10.21        13.74      286,771.59
                                                                                      2010     13.74        17.04      259,058.63
                                                                                      2011     17.04        16.40      248,258.06
                                                                                      2012     16.40        18.94      246,612.80
                                                                                      2013     18.94        24.75      226,602.35
                                                                                      2014     24.75        26.61      193,235.07

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013      1.07         1.12      181,580.92
                                                                                      2014      1.12         1.21      668,695.18

MetLife Stock Index Investment Division (Class B).................................... 2005     35.68        36.65      508,917.52
                                                                                      2006     36.65        41.55      657,793.69
                                                                                      2007     41.55        42.92      786,082.23
                                                                                      2008     42.92        26.50      817,168.30
                                                                                      2009     26.50        32.84      771,039.32
                                                                                      2010     32.84        37.00      687,939.94
                                                                                      2011     37.00        37.01      651,882.86
                                                                                      2012     37.01        42.04      635,176.46
                                                                                      2013     42.04        54.49      496,068.29
                                                                                      2014     54.49        60.65      430,697.22

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B).......................... 2005    $11.10       $12.72      52,928.34
                                                                                      2006     12.72        15.84     142,466.77
                                                                                      2007     15.84        17.66     332,197.88
                                                                                      2008     17.66        10.02     297,195.00
                                                                                      2009     10.02        12.97     362,562.60
                                                                                      2010     12.97        14.22     334,005.30
                                                                                      2011     14.22        12.49     324,836.53
                                                                                      2012     12.49        14.35     318,273.89
                                                                                      2013     14.35        16.84     307,061.98
                                                                                      2014     16.84        15.42     272,869.55

MFS(R) Total Return Investment Division (Class B).................................... 2005     38.58        39.05      24,860.40
                                                                                      2006     39.05        43.02      30,424.70
                                                                                      2007     43.02        44.08      41,943.27
                                                                                      2008     44.08        33.68      50,483.60
                                                                                      2009     33.68        39.22      39,770.66
                                                                                      2010     39.22        42.38      36,321.13
                                                                                      2011     42.38        42.61      38,843.68
                                                                                      2012     42.61        46.67      39,502.43
                                                                                      2013     46.67        54.52      32,797.29
                                                                                      2014     54.52        58.14      27,678.75

MFS(R) Value Investment Division (Class B)........................................... 2005     12.93        12.51     300,285.56
                                                                                      2006     12.51        14.51     294,966.04
                                                                                      2007     14.51        13.71     345,129.39
                                                                                      2008     13.71         8.94     330,646.25
                                                                                      2009      8.94        10.61     297,687.36
                                                                                      2010     10.61        11.61     266,856.68
                                                                                      2011     11.61        11.50     241,492.65
                                                                                      2012     11.50        13.16     228,041.64
                                                                                      2013     13.16        17.54     423,903.26
                                                                                      2014     17.54        19.09     368,080.10

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment
  Division (Class B))................................................................ 2005     25.35        27.56      40,725.01
                                                                                      2006     27.56        30.28      82,477.81
                                                                                      2007     30.28        30.97      80,323.98
                                                                                      2008     30.97        18.56      72,214.81
                                                                                      2009     18.56        22.19      68,117.30
                                                                                      2010     22.19        24.96      63,451.92
                                                                                      2011     24.96        22.99      53,836.48
                                                                                      2012     22.99        26.13      51,851.95
                                                                                      2013     26.13        28.75           0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares
  Investment Division (Class B)) (4/28/2008)......................................... 2008      9.99         6.59       7,220.50
                                                                                      2009      6.59         8.10      11,063.84
                                                                                      2010      8.10         8.85      25,422.53
                                                                                      2011      8.85         8.66      38,314.49
                                                                                      2012      8.66         9.71      36,445.54
                                                                                      2013      9.71        10.63           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B).......................... 2010    $12.53       $14.54     161,360.08
                                                                                      2011     14.54        13.32     122,560.15
                                                                                      2012     13.32        14.32     123,278.06
                                                                                      2013     14.32        19.60     116,172.00
                                                                                      2014     19.60        19.48      97,193.09

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap
  Opportunities Investment Division (Class B))....................................... 2005     16.24        17.04      54,056.40
                                                                                      2006     17.04        18.71      83,604.41
                                                                                      2007     18.71        19.91     114,242.92
                                                                                      2008     19.91         8.73     128,226.38
                                                                                      2009      8.73        11.47     132,554.81
                                                                                      2010     11.47        12.41           0.00

MSCI EAFE(R) Index Investment Division (Class B)..................................... 2005     10.98        12.21     339,025.45
                                                                                      2006     12.21        15.07     462,728.80
                                                                                      2007     15.07        16.39     668,772.94
                                                                                      2008     16.39         9.32     681,524.58
                                                                                      2009      9.32        11.77     545,497.99
                                                                                      2010     11.77        12.50     483,619.36
                                                                                      2011     12.50        10.74     493,952.54
                                                                                      2012     10.74        12.48     443,217.81
                                                                                      2013     12.48        14.93     381,437.50
                                                                                      2014     14.93        13.77     367,482.10

Neuberger Berman Genesis Investment Division (Class B)............................... 2005     17.96        18.37     223,532.64
                                                                                      2006     18.37        21.05     290,437.96
                                                                                      2007     21.05        19.95     310,676.51
                                                                                      2008     19.95        12.06     257,490.00
                                                                                      2009     12.06        13.39     233,103.41
                                                                                      2010     13.39        15.99     210,101.98
                                                                                      2011     15.99        16.61     197,376.09
                                                                                      2012     16.61        17.94     181,866.96
                                                                                      2013     17.94        24.39     188,037.50
                                                                                      2014     24.39        23.93     169,195.81

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap
  Investment Division (Class B))..................................................... 2005     13.47        14.33      15,908.90
                                                                                      2006     14.33        16.17      36,753.72
                                                                                      2007     16.17        15.48      58,469.53
                                                                                      2008     15.48         9.40      51,359.95
                                                                                      2009      9.40        12.65      47,405.73
                                                                                      2010     12.65        15.30      41,871.48
                                                                                      2011     15.30        14.26      35,294.31
                                                                                      2012     14.26        14.78      38,338.21
                                                                                      2013     14.78        16.01           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).............................. 2005    $14.48       $16.53      41,647.66
                                                                                      2006     16.53        18.92      80,340.10
                                                                                      2007     18.92        19.79      93,672.46
                                                                                      2008     19.79        11.57     133,559.11
                                                                                      2009     11.57        15.92      84,554.35
                                                                                      2010     15.92        18.17      81,079.77
                                                                                      2011     18.17        16.38      81,469.99
                                                                                      2012     16.38        19.53      71,670.87
                                                                                      2013     19.53        24.43      75,606.98
                                                                                      2014     24.43        24.56      64,482.73

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton
  Growth Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         6.56           0.00
                                                                                      2009      6.56         8.56       4,382.90
                                                                                      2010      8.56         9.07       6,793.08
                                                                                      2011      9.07         8.31      14,055.43
                                                                                      2012      8.31         9.99      11,703.09
                                                                                      2013      9.99        10.62           0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........... 2014      0.99         1.03         931.73

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006).............. 2006     10.92        11.02      46,025.77
                                                                                      2007     11.02        12.01     108,646.03
                                                                                      2008     12.01        11.01     385,644.35
                                                                                      2009     11.01        12.79     385,291.98
                                                                                      2010     12.79        13.56     370,335.04
                                                                                      2011     13.56        14.83     375,395.10
                                                                                      2012     14.83        15.93     398,156.01
                                                                                      2013     15.93        14.22     299,025.81
                                                                                      2014     14.22        14.40     260,031.26

PIMCO Total Return Investment Division (Class B)..................................... 2005     11.99        12.07     553,686.34
                                                                                      2006     12.07        12.41     649,425.03
                                                                                      2007     12.41        13.14     695,493.02
                                                                                      2008     13.14        12.98     630,863.83
                                                                                      2009     12.98        15.08     666,003.60
                                                                                      2010     15.08        16.06     745,481.48
                                                                                      2011     16.06        16.30     578,370.15
                                                                                      2012     16.30        17.53     596,834.07
                                                                                      2013     17.53        16.92     498,548.19
                                                                                      2014     16.92        17.35     403,877.20

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)............... 2012     10.75        10.90      17,925.76
                                                                                      2013     10.90        10.24      17,427.65
                                                                                      2014     10.24        10.84      43,330.55

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).................... 2013     10.21        10.73       9,948.99
                                                                                      2014     10.73        11.48      13,826.12

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B).................................. 2005    $15.23       $15.63     125,097.16
                                                                                      2006     15.63        18.09     195,532.47
                                                                                      2007     18.09        17.50     215,892.55
                                                                                      2008     17.50        11.42     255,521.17
                                                                                      2009     11.42        14.12     186,998.51
                                                                                      2010     14.12        17.60     159,173.37
                                                                                      2011     17.60        16.57     150,708.05
                                                                                      2012     16.57        18.93     143,094.71
                                                                                      2013     18.93        25.74     132,417.34
                                                                                      2014     25.74        26.55     127,238.48

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............... 2012      1.01         1.06     139,584.42
                                                                                      2013      1.06         1.15     428,329.28
                                                                                      2014      1.15         1.22     514,423.95

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006).................. 2006     10.50        11.13       7,199.49
                                                                                      2007     11.13        11.54      18,132.34
                                                                                      2008     11.54         8.51      15,571.41
                                                                                      2009      8.51        10.46      89,717.91
                                                                                      2010     10.46        11.56     223,553.24
                                                                                      2011     11.56        11.49     274,825.40
                                                                                      2012     11.49        12.76     310,451.12
                                                                                      2013     12.76        14.19     456,325.24
                                                                                      2014     14.19        14.77     399,489.73

SSGA Growth ETF Investment Division (Class B) (5/1/2006)............................. 2006     10.69        11.38       2,415.26
                                                                                      2007     11.38        11.83      31,370.29
                                                                                      2008     11.83         7.80      28,383.39
                                                                                      2009      7.80         9.91      84,815.92
                                                                                      2010      9.91        11.14     106,307.75
                                                                                      2011     11.14        10.73     145,727.00
                                                                                      2012     10.73        12.14     141,766.85
                                                                                      2013     12.14        14.11      99,290.55
                                                                                      2014     14.11        14.64      87,173.98

T. Rowe Price Large Cap Growth Investment Division (Class B)......................... 2005     11.95        12.50     105,911.34
                                                                                      2006     12.50        13.89     144,424.76
                                                                                      2007     13.89        14.92     188,545.73
                                                                                      2008     14.92         8.51     173,797.48
                                                                                      2009      8.51        11.99     158,106.62
                                                                                      2010     11.99        13.77     138,130.61
                                                                                      2011     13.77        13.37     131,452.54
                                                                                      2012     13.37        15.62     151,095.23
                                                                                      2013     15.62        21.33     329,949.87
                                                                                      2014     21.33        22.84     306,743.28

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)).......................................... 2005    $ 4.30       $ 4.70     116,180.49
                                                                                      2006      4.70         4.87     135,078.24
                                                                                      2007      4.87         6.31     407,620.95
                                                                                      2008      6.31         3.45     306,232.72
                                                                                      2009      3.45         5.40     334,322.12
                                                                                      2010      5.40         6.78     306,931.63
                                                                                      2011      6.78         6.01     303,932.87
                                                                                      2012      6.01         6.63     281,002.42
                                                                                      2013      6.63         6.93           0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)........................... 2005      7.06         7.96     124,056.64
                                                                                      2006      7.96         8.32     194,513.98
                                                                                      2007      8.32         9.63     348,582.99
                                                                                      2008      9.63         5.71     286,541.36
                                                                                      2009      5.71         8.17     274,158.05
                                                                                      2010      8.17        10.27     243,552.93
                                                                                      2011     10.27         9.94     246,838.05
                                                                                      2012      9.94        11.12     218,366.58
                                                                                      2013     11.12        14.95     212,814.14
                                                                                      2014     14.95        16.60     206,983.53

T. Rowe Price Small Cap Growth Investment Division (Class B)......................... 2005     12.99        14.15      87,611.08
                                                                                      2006     14.15        14.44     117,645.04
                                                                                      2007     14.44        15.56      75,889.16
                                                                                      2008     15.56         9.75      83,913.67
                                                                                      2009      9.75        13.30      96,685.09
                                                                                      2010     13.30        17.63      92,674.51
                                                                                      2011     17.63        17.60     101,552.06
                                                                                      2012     17.60        20.08      90,749.18
                                                                                      2013     20.08        28.49      87,952.80
                                                                                      2014     28.49        29.90      76,160.57

Western Asset Management Strategic Bond Opportunities Investment Division (Class B).. 2005     19.38        19.56     221,755.12
                                                                                      2006     19.56        20.18     319,978.60
                                                                                      2007     20.18        20.59     312,486.45
                                                                                      2008     20.59        17.18     246,104.98
                                                                                      2009     17.18        22.30     229,790.38
                                                                                      2010     22.30        24.68     200,682.69
                                                                                      2011     24.68        25.70     180,809.73
                                                                                      2012     25.70        28.15     181,231.16
                                                                                      2013     28.15        27.93     155,742.35
                                                                                      2014     27.93        28.94     119,594.55

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B)............... 2005    $15.47       $15.43     242,323.34
                                                                                      2006     15.43        15.78     293,388.48
                                                                                      2007     15.78        16.16     355,994.79
                                                                                      2008     16.16        15.82     294,414.86
                                                                                      2009     15.82        16.20     278,597.22
                                                                                      2010     16.20        16.82     243,578.88
                                                                                      2011     16.82        17.42     210,771.08
                                                                                      2012     17.42        17.67     205,205.44
                                                                                      2013     17.67        17.23     192,792.80
                                                                                      2014     17.23        17.39     162,002.75

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class B))......................................................................... 2005     36.73        37.17      31,003.98
                                                                                      2006     37.17        40.33      54,612.97
                                                                                      2007     40.33        41.91      70,784.11
                                                                                      2008     41.91        30.95      67,594.06
                                                                                      2009     30.95        35.64      65,596.84
                                                                                      2010     35.64        38.34      55,912.17
                                                                                      2011     38.34        39.08      51,332.97
                                                                                      2012     39.08        43.12      53,287.66
                                                                                      2013     43.12        51.04      48,654.96
                                                                                      2014     51.04        55.39      40,941.63

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class B))..................................................... 2005     30.13        32.61     170,894.10
                                                                                      2006     32.61        36.69     272,806.88
                                                                                      2007     36.69        37.68     318,122.75
                                                                                      2008     37.68        22.42     301,314.15
                                                                                      2009     22.42        29.05     266,539.91
                                                                                      2010     29.05        31.94     252,732.07
                                                                                      2011     31.94        30.09     232,569.13
                                                                                      2012     30.09        33.35     215,824.92
                                                                                      2013     33.35        43.77     184,667.89
                                                                                      2014     43.77        47.53     159,563.74

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))................................................................ 2005     62.89        63.95      11,867.31
                                                                                      2006     63.95        71.64      17,905.19
                                                                                      2007     71.64        75.09           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class B))..................................................... 2007   $ 74.46      $ 75.00      27,459.54
                                                                                      2008     75.00        46.27      27,554.00
                                                                                      2009     46.27        54.27      26,321.88
                                                                                      2010     54.27        60.06      21,082.81
                                                                                      2011     60.06        59.26      20,092.73
                                                                                      2012     59.26        66.14      19,538.65
                                                                                      2013     66.14        87.41      18,514.71
                                                                                      2014     87.41        97.64      18,071.62

At 1.85 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)......................... 2006     14.23        14.89     104,580.49
                                                                                      2007     14.89        15.11     296,130.88
                                                                                      2008     15.11        13.44     264,484.04
                                                                                      2009     13.44        14.86     226,808.25
                                                                                      2010     14.86        15.53     222,768.25
                                                                                      2011     15.53        16.17     188,923.23
                                                                                      2012     16.17        16.73     157,342.00
                                                                                      2013     16.73        16.07     136,103.49
                                                                                      2014     16.07        16.61     114,822.89

American Funds Global Small Capitalization Investment Division (Class 2)............. 2005     18.93        23.30     237,611.10
                                                                                      2006     23.30        28.38     407,554.60
                                                                                      2007     28.38        33.83     454,460.12
                                                                                      2008     33.83        15.43     381,495.88
                                                                                      2009     15.43        24.44     361,913.51
                                                                                      2010     24.44        29.37     321,170.79
                                                                                      2011     29.37        23.31     296,003.82
                                                                                      2012     23.31        27.04     274,985.36
                                                                                      2013     27.04        34.05     252,109.23
                                                                                      2014     34.05        34.14     218,405.43

American Funds Growth Investment Division (Class 2).................................. 2005    116.52       132.91     109,541.48
                                                                                      2006    132.91       143.81     161,281.14
                                                                                      2007    143.81       158.59     181,913.28
                                                                                      2008    158.59        87.22     162,427.62
                                                                                      2009     87.22       119.37     147,719.28
                                                                                      2010    119.37       139.07     135,430.24
                                                                                      2011    139.07       130.69     124,730.74
                                                                                      2012    130.69       151.23     116,542.49
                                                                                      2013    151.23       193.16      95,841.58
                                                                                      2014    193.16       205.75      79,378.36

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division (Class 2)........................... 2005   $ 88.97      $ 92.43      95,865.42
                                                                                      2006     92.43       104.54     129,393.14
                                                                                      2007    104.54       107.79     148,871.59
                                                                                      2008    107.79        65.76     135,977.45
                                                                                      2009     65.76        84.72     126,583.29
                                                                                      2010     84.72        92.67     114,355.33
                                                                                      2011     92.67        89.31     107,196.01
                                                                                      2012     89.31       102.99     105,246.29
                                                                                      2013    102.99       134.98      93,562.95
                                                                                      2014    134.98       146.60      81,595.94

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.65 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012) 2012   $ 10.19      $ 10.52     187,622.64
                                                                                      2013     10.52        11.50     183,445.63
                                                                                      2014     11.50        12.14     170,567.05

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)
  (4/28/2014)........................................................................ 2014      0.99         1.03      41,417.89

American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006     14.30        14.97      11,049.75
                                                                                      2007     14.97        15.19      20,204.36
                                                                                      2008     15.19        13.52       4,521.35
                                                                                      2009     13.52        14.95       7,742.30
                                                                                      2010     14.95        15.63       7,174.71
                                                                                      2011     15.63        16.29       2,871.13
                                                                                      2012     16.29        16.86       6,703.59
                                                                                      2013     16.86        16.20       1,212.99
                                                                                      2014     16.20        16.75       1,197.02

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     19.00        23.39      47,538.52
                                                                                      2006     23.39        28.50      55,052.75
                                                                                      2007     28.50        33.99      61,494.55
                                                                                      2008     33.99        15.51      37,206.10
                                                                                      2009     15.51        24.58      38,931.64
                                                                                      2010     24.58        29.55      35,491.25
                                                                                      2011     29.55        23.47      19,854.93
                                                                                      2012     23.47        27.24      17,799.96
                                                                                      2013     27.24        34.32      15,252.26
                                                                                      2014     34.32        34.42      12,099.47

American Funds Growth Investment Division+ (Class 2)................................. 2005    117.68       134.31      18,899.19
                                                                                      2006    134.31       145.40      18,346.30
                                                                                      2007    145.40       160.42      15,964.61
                                                                                      2008    160.42        88.27      11,078.19
                                                                                      2009     88.27       120.87       8,703.94
                                                                                      2010    120.87       140.89       7,562.07
                                                                                      2011    140.89       132.46       5,934.65
                                                                                      2012    132.46       153.36       5,040.16
                                                                                      2013    153.36       195.97       4,392.61
                                                                                      2014    195.97       208.85       4,029.64

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2).......................... 2005   $ 89.86      $ 93.41      23,724.36
                                                                                      2006     93.41       105.69      19,735.20
                                                                                      2007    105.69       109.03      15,766.98
                                                                                      2008    109.03        66.55      11,621.18
                                                                                      2009     66.55        85.78      10,270.02
                                                                                      2010     85.78        93.88       8,445.76
                                                                                      2011     93.88        90.52       6,800.52
                                                                                      2012     90.52       104.44       7,069.83
                                                                                      2013    104.44       136.95       6,585.07
                                                                                      2014    136.95       148.81       6,335.26

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.00         6.99      16,156.05
                                                                                      2009      6.99         8.90       6,017.17
                                                                                      2010      8.90         9.82      34,094.47
                                                                                      2011      9.82         9.45      25,977.29
                                                                                      2012      9.45        10.56      19,432.98
                                                                                      2013     10.56        12.31      23,174.93
                                                                                      2014     12.31        12.84      40,969.04

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)........ 2008      9.99         6.34      51,998.84
                                                                                      2009      6.34         8.37      34,825.77
                                                                                      2010      8.37         9.34      43,535.87
                                                                                      2011      9.34         8.75      37,674.58
                                                                                      2012      8.75        10.00      42,544.77
                                                                                      2013     10.00        12.31      21,860.96
                                                                                      2014     12.31        12.88      28,549.55

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.01         7.67      78,668.60
                                                                                      2009      7.67         9.31     127,085.38
                                                                                      2010      9.31        10.06     157,906.40
                                                                                      2011     10.06         9.92     127,149.49
                                                                                      2012      9.92        10.81     121,233.87
                                                                                      2013     10.81        12.07      73,182.11
                                                                                      2014     12.07        12.60      76,374.15

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)................... 2012     11.12        11.51     291,294.97
                                                                                      2013     11.51        10.93     269,266.64
                                                                                      2014     10.93        11.19     235,295.05

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class B).................... 2005    $13.04       $15.09      10,887.21
                                                                                      2006     15.09        17.25      64,053.22
                                                                                      2007     17.25        18.68      21,488.93
                                                                                      2008     18.68        10.24      37,588.13
                                                                                      2009     10.24        12.28      28,498.79
                                                                                      2010     12.28        12.91      11,363.52
                                                                                      2011     12.91        10.14      10,044.05
                                                                                      2012     10.14        11.90       8,690.17
                                                                                      2013     11.90        13.48       8,438.05
                                                                                      2014     13.48        12.82       8,153.64

Barclays Aggregate Bond Index Investment Division (Class B).......................... 2005     12.58        12.60     181,365.97
                                                                                      2006     12.60        12.87     186,339.30
                                                                                      2007     12.87        13.50     199,174.29
                                                                                      2008     13.50        14.02     144,680.37
                                                                                      2009     14.02        14.48     149,358.38
                                                                                      2010     14.48        15.06     137,934.06
                                                                                      2011     15.06        15.89     165,580.14
                                                                                      2012     15.89        16.19     203,375.88
                                                                                      2013     16.19        15.53     183,296.20
                                                                                      2014     15.53        16.11     186,130.30

BlackRock Bond Income Investment Division (Class B).................................. 2005     42.52        42.73      14,994.74
                                                                                      2006     42.73        43.77      17,626.76
                                                                                      2007     43.77        45.64      18,194.79
                                                                                      2008     45.64        43.25      12,301.03
                                                                                      2009     43.25        46.45      18,287.42
                                                                                      2010     46.45        49.37      25,847.28
                                                                                      2011     49.37        51.63      19,655.22
                                                                                      2012     51.63        54.48      24,634.81
                                                                                      2013     54.48        53.04      24,258.62
                                                                                      2014     53.04        55.73      20,762.55

BlackRock Capital Appreciation Investment Division (Class B)......................... 2005     24.77        26.01       1,423.51
                                                                                      2006     26.01        26.58       1,904.45
                                                                                      2007     26.58        30.97       4,756.65
                                                                                      2008     30.97        19.28       7,942.87
                                                                                      2009     19.28        25.89      11,725.39
                                                                                      2010     25.89        30.42      20,896.18
                                                                                      2011     30.42        27.19      10,262.52
                                                                                      2012     27.19        30.50      11,508.36
                                                                                      2013     30.50        40.18      10,889.51
                                                                                      2014     40.18        42.94       8,564.29

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock
  Legacy Large Cap Growth Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).......................................... 2006    $16.68       $16.84       6,455.51
                                                                                      2007     16.84        17.18       6,583.29
                                                                                      2008     17.18         9.30       5,931.87
                                                                                      2009      9.30         9.68           0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)....... 2012      9.94        10.25     196,460.07
                                                                                      2013     10.25        11.12     222,795.95
                                                                                      2014     11.12        11.59     166,436.48

BlackRock Large Cap Value Investment Division (Class B).............................. 2005     11.71        12.16       5,434.38
                                                                                      2006     12.16        14.25      14,987.05
                                                                                      2007     14.25        14.45      29,327.64
                                                                                      2008     14.45         9.22      21,666.18
                                                                                      2009      9.22        10.08      24,446.57
                                                                                      2010     10.08        10.80      22,539.56
                                                                                      2011     10.80        10.84      21,281.63
                                                                                      2012     10.84        12.15      21,349.26
                                                                                      2013     12.15        15.75      19,884.69
                                                                                      2014     15.75        16.99      34,378.76

BlackRock Money Market Investment Division (Class B)................................. 2005     20.75        20.95     324,513.79
                                                                                      2006     20.95        21.54     251,151.04
                                                                                      2007     21.54        22.21     356,429.90
                                                                                      2008     22.21        22.41     494,217.18
                                                                                      2009     22.41        22.10     408,418.49
                                                                                      2010     22.10        21.74     277,015.86
                                                                                      2011     21.74        21.39     317,520.61
                                                                                      2012     21.39        21.03     207,757.64
                                                                                      2013     21.03        20.69     217,008.22
                                                                                      2014     20.69        20.35     202,030.75

Clarion Global Real Estate Investment Division (Class B)............................. 2005     12.81        14.27      80,823.38
                                                                                      2006     14.27        19.32      97,334.09
                                                                                      2007     19.32        16.15      70,377.64
                                                                                      2008     16.15         9.26      58,487.23
                                                                                      2009      9.26        12.28      46,467.07
                                                                                      2010     12.28        14.02      47,167.26
                                                                                      2011     14.02        13.02      40,306.61
                                                                                      2012     13.02        16.14      37,122.74
                                                                                      2013     16.14        16.44      54,129.32
                                                                                      2014     16.44        18.31      35,022.58

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2005   $  7.10      $  7.94      2,248.76
                                                                                      2006      7.94         7.67      2,745.72
                                                                                      2007      7.67         7.72      2,239.73
                                                                                      2008      7.72         4.62      3,403.68
                                                                                      2009      4.62         6.05      3,284.16
                                                                                      2010      6.05         7.37      5,116.88
                                                                                      2011      7.37         7.48     11,470.45
                                                                                      2012      7.48         8.72     21,676.68
                                                                                      2013      8.72        12.49     23,249.58
                                                                                      2014     12.49        14.61     75,974.95

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B))............................................... 2005      8.40         8.83          0.00
                                                                                      2006      8.83         9.22          0.00

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B)).................................. 2006      9.19         9.83        608.35
                                                                                      2007      9.83         9.10        873.76
                                                                                      2008      9.10         4.06        622.09
                                                                                      2009      4.06         5.51      2,114.17
                                                                                      2010      5.51         5.82      1,721.86
                                                                                      2011      5.82         6.18          0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive
  Growth II Investment Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)............................................................. 2007    136.95       167.72      1,772.13
                                                                                      2008    167.72        95.68      8,411.41
                                                                                      2009     95.68       134.46      8,730.11
                                                                                      2010    134.46       144.68      8,003.07
                                                                                      2011    144.68       131.58      6,397.57
                                                                                      2012    131.58       158.56      6,238.36
                                                                                      2013    158.56       200.86      5,200.80
                                                                                      2014    200.86       209.00          0.00

Frontier Mid Cap Growth Investment Division (Class B)................................ 2005     35.69        38.77        238.65
                                                                                      2006     38.77        40.60        347.15
                                                                                      2007     40.60        48.02      1,326.04
                                                                                      2008     48.02        25.58        592.83
                                                                                      2009     25.58        37.51      1,130.52
                                                                                      2010     37.51        42.42      2,036.65
                                                                                      2011     42.42        40.38      3,451.97
                                                                                      2012     40.38        43.96      2,462.23
                                                                                      2013     43.96        57.27      2,135.58
                                                                                      2014     57.27        62.46      2,955.21

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)........................... 2005    $13.85       $15.57      14,013.75
                                                                                      2006     15.57        19.73     158,503.25
                                                                                      2007     19.73        19.19      33,144.02
                                                                                      2008     19.19        11.16      22,039.10
                                                                                      2009     11.16        17.02      29,577.09
                                                                                      2010     17.02        19.49      46,708.12
                                                                                      2011     19.49        16.44      33,109.16
                                                                                      2012     16.44        20.90      31,381.76
                                                                                      2013     20.90        26.82      29,408.92
                                                                                      2014     26.82        24.86      22,526.74

Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012      1.01         1.04     468,572.00
                                                                                      2013      1.04         1.04     467,431.98
                                                                                      2014      1.04         1.08     394,745.96

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))............................................... 2005     21.32        23.47      30,464.03
                                                                                      2006     23.47        25.67      25,980.67
                                                                                      2007     25.67        26.06      38,147.45
                                                                                      2008     26.06        13.46      28,329.95
                                                                                      2009     13.46        19.56      27,600.62
                                                                                      2010     19.56        24.25      25,119.65
                                                                                      2011     24.25        22.26      23,605.91
                                                                                      2012     22.26        24.60           0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))..................................................... 2012     24.48        25.12      19,745.98
                                                                                      2013     25.12        32.20      26,940.12
                                                                                      2014     32.20        34.73      20,966.11

Invesco Small Cap Growth Investment Division (Class B)............................... 2005     12.07        12.86         708.70
                                                                                      2006     12.86        14.44       1,143.31
                                                                                      2007     14.44        15.78       1,011.07
                                                                                      2008     15.78         9.51         510.46
                                                                                      2009      9.51        12.52       1,062.85
                                                                                      2010     12.52        15.54         663.85
                                                                                      2011     15.54        15.12       2,054.73
                                                                                      2012     15.12        17.58         557.18
                                                                                      2013     17.58        24.24       1,700.55
                                                                                      2014     24.24        25.73       2,181.34

Jennison Growth Investment Division (Class B)........................................ 2005      4.01         4.81       8,946.99
                                                                                      2006      4.81         4.86       6,029.35
                                                                                      2007      4.86         5.32       8,827.72
                                                                                      2008      5.32         3.32       7,882.98
                                                                                      2009      3.32         4.56      12,058.85
                                                                                      2010      4.56         4.99      11,102.35
                                                                                      2011      4.99         4.92      10,168.70
                                                                                      2012      4.92         5.59      39,629.07
                                                                                      2013      5.59         7.52      22,124.33
                                                                                      2014      7.52         8.05      24,213.68

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B))..................................................... 2005    $ 4.36       $ 3.97       4,519.29

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005)............................. 2005      7.86         8.52       2,379.05
                                                                                      2006      8.52         9.02       4,179.92
                                                                                      2007      9.02        10.14       5,388.55
                                                                                      2008     10.14         5.39       7,861.72
                                                                                      2009      5.39         7.62      10,614.76
                                                                                      2010      7.62         8.20      25,578.72
                                                                                      2011      8.20         7.95      19,258.26
                                                                                      2012      7.95         8.94           0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).......... 2012      1.01         1.04     194,176.61
                                                                                      2013      1.04         1.14     639,945.56
                                                                                      2014      1.14         1.20     781,878.73

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)............... 2013     15.08        16.55      17,268.28
                                                                                      2014     16.55        16.84      16,104.50

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         7.97       2,814.50
                                                                                      2009      7.97        10.02      15,058.83
                                                                                      2010     10.02        11.02      22,374.70
                                                                                      2011     11.02        11.07      29,960.18
                                                                                      2012     11.07        12.25      22,368.69
                                                                                      2013     12.25        12.78           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2005     25.83        27.11       2,490.63
                                                                                      2006     27.11        31.04       5,005.48
                                                                                      2007     31.04        34.08       5,744.10
                                                                                      2008     34.08        21.43       5,297.59
                                                                                      2009     21.43        27.39       4,323.63
                                                                                      2010     27.39        34.27      10,547.88
                                                                                      2011     34.27        33.83       4,008.23
                                                                                      2012     33.83        38.02       3,093.54
                                                                                      2013     38.02        52.61       2,387.16
                                                                                      2014     52.61        53.56       2,339.22

Loomis Sayles Small Cap Growth Investment Division (Class B)......................... 2005      9.66         9.92       3,414.63
                                                                                      2006      9.92        10.71       5,237.83
                                                                                      2007     10.71        10.99       3,256.39
                                                                                      2008     10.99         6.34       3,427.58
                                                                                      2009      6.34         8.09       3,985.21
                                                                                      2010      8.09        10.45       5,153.33
                                                                                      2011     10.45        10.56       2,839.37
                                                                                      2012     10.56        11.52       2,321.86
                                                                                      2013     11.52        16.82       1,438.81
                                                                                      2014     16.82        16.70         814.83

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B)............................. 2005    $16.63       $16.60     20,983.88
                                                                                      2006     16.60        17.82     32,633.12
                                                                                      2007     17.82        18.68     35,876.34
                                                                                      2008     18.68        14.95     27,954.76
                                                                                      2009     14.95        20.12     29,870.90
                                                                                      2010     20.12        22.36     45,596.25
                                                                                      2011     22.36        22.97     97,182.64
                                                                                      2012     22.97        25.52     41,561.26
                                                                                      2013     25.52        27.11     35,958.54
                                                                                      2014     27.11        27.95     35,235.14

Met/Artisan Mid Cap Value Investment Division (Class B).............................. 2005     31.74        34.26     10,284.09
                                                                                      2006     34.26        37.80     10,919.67
                                                                                      2007     37.80        34.55      9,045.19
                                                                                      2008     34.55        18.30      6,989.10
                                                                                      2009     18.30        25.42      5,576.20
                                                                                      2010     25.42        28.69      5,178.93
                                                                                      2011     28.69        30.06      6,503.90
                                                                                      2012     30.06        32.99      5,174.05
                                                                                      2013     32.99        44.30      5,100.21
                                                                                      2014     44.30        44.30      3,800.61

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...... 2011      9.98         9.75     16,056.26
                                                                                      2012      9.75        10.01     59,136.25
                                                                                      2013     10.01         9.96     61,431.63
                                                                                      2014      9.96         9.90     76,358.90

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division (Class B))............................................ 2011     11.97        10.24      8,339.65
                                                                                      2012     10.24        11.76      8,120.98
                                                                                      2013     11.76        14.98      1,131.82
                                                                                      2014     14.98        15.48      1,125.48

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).......................................... 2005      9.99        11.13          0.00
                                                                                      2006     11.13        12.66      8,556.47
                                                                                      2007     12.66        12.86     19,507.66
                                                                                      2008     12.86         7.53     10,898.69
                                                                                      2009      7.53         9.74     18,156.28
                                                                                      2010      9.74        11.08     18,110.67
                                                                                      2011     11.08        12.01          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005    $ 9.99       $10.28      48,694.26
                                                                                      2006     10.28        10.81      44,100.05
                                                                                      2007     10.81        11.22     101,147.89
                                                                                      2008     11.22         9.45     130,786.84
                                                                                      2009      9.45        11.20     157,381.10
                                                                                      2010     11.20        12.13     331,541.91
                                                                                      2011     12.13        12.32     367,204.20
                                                                                      2012     12.32        13.23     403,006.22
                                                                                      2013     13.23        13.57     385,103.45
                                                                                      2014     13.57        13.94     391,989.43

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)...................... 2005      9.99        10.50      26,136.99
                                                                                      2006     10.50        11.30     136,761.89
                                                                                      2007     11.30        11.65     318,773.46
                                                                                      2008     11.65         8.98     343,585.58
                                                                                      2009      8.98        10.93     431,215.15
                                                                                      2010     10.93        11.99     415,944.29
                                                                                      2011     11.99        11.91     362,177.58
                                                                                      2012     11.91        13.06     356,238.35
                                                                                      2013     13.06        14.25     324,721.08
                                                                                      2014     14.25        14.71     282,339.09

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005      9.99        10.73      41,876.81
                                                                                      2006     10.73        11.80     117,192.72
                                                                                      2007     11.80        12.11     420,449.94
                                                                                      2008     12.11         8.50     498,152.76
                                                                                      2009      8.50        10.58     548,024.72
                                                                                      2010     10.58        11.78     715,122.89
                                                                                      2011     11.78        11.43     838,757.28
                                                                                      2012     11.43        12.73     746,282.24
                                                                                      2013     12.73        14.77     693,491.64
                                                                                      2014     14.77        15.26     603,055.37

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................ 2008      9.99         7.02         867.94
                                                                                      2009      7.02         8.87      11,836.69
                                                                                      2010      8.87         9.61      11,172.76
                                                                                      2011      9.61         9.28       9,548.87
                                                                                      2012      9.28        10.60       9,106.65
                                                                                      2013     10.60        11.41           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)......................................... 2013    $11.48       $13.06      13,138.03
                                                                                      2014     13.06        13.00           0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005).................... 2005      9.99        10.95       1,384.24
                                                                                      2006     10.95        12.30     149,531.62
                                                                                      2007     12.30        12.57     307,589.33
                                                                                      2008     12.57         8.02     417,724.16
                                                                                      2009      8.02        10.18     378,482.14
                                                                                      2010     10.18        11.49     380,176.35
                                                                                      2011     11.49        10.88     356,383.45
                                                                                      2012     10.88        12.34     226,623.31
                                                                                      2013     12.34        15.09     186,422.80
                                                                                      2014     15.09        15.62     187,034.22

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)...................... 2012      9.97        10.42     201,765.55
                                                                                      2013     10.42        11.72     348,560.53
                                                                                      2014     11.72        12.64     385,824.70

MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2005     12.90        14.22      20,046.68
                                                                                      2006     14.22        15.36      22,907.88
                                                                                      2007     15.36        16.24      33,285.28
                                                                                      2008     16.24        10.16      33,299.10
                                                                                      2009     10.16        13.67      38,581.66
                                                                                      2010     13.67        16.95      40,148.19
                                                                                      2011     16.95        16.31      32,458.21
                                                                                      2012     16.31        18.82      35,346.48
                                                                                      2013     18.82        24.59      35,836.03
                                                                                      2014     24.59        26.42      37,855.61

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013      1.07         1.12     418,742.16
                                                                                      2014      1.12         1.20     653,183.59

MetLife Stock Index Investment Division (Class B).................................... 2005     35.42        36.37      59,871.73
                                                                                      2006     36.37        41.20      62,239.34
                                                                                      2007     41.20        42.54     111,947.04
                                                                                      2008     42.54        26.25     105,372.64
                                                                                      2009     26.25        32.52      66,441.05
                                                                                      2010     32.52        36.62      56,040.05
                                                                                      2011     36.62        36.61      55,533.46
                                                                                      2012     36.61        41.56      53,948.87
                                                                                      2013     41.56        53.85      47,027.06
                                                                                      2014     53.85        59.90      45,364.42

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B).......................... 2005    $11.08       $12.69       8,054.13
                                                                                      2006     12.69        15.80     172,511.87
                                                                                      2007     15.80        17.60      23,109.56
                                                                                      2008     17.60         9.98      21,656.53
                                                                                      2009      9.98        12.91      19,612.17
                                                                                      2010     12.91        14.15      18,757.76
                                                                                      2011     14.15        12.43      11,573.46
                                                                                      2012     12.43        14.26       8,975.23
                                                                                      2013     14.26        16.73       6,693.48
                                                                                      2014     16.73        15.32       4,572.64

MFS(R) Total Return Investment Division (Class B).................................... 2005     38.24        38.69       7,910.43
                                                                                      2006     38.69        42.60       6,982.51
                                                                                      2007     42.60        43.63       7,881.47
                                                                                      2008     43.63        33.32       7,731.63
                                                                                      2009     33.32        38.77       5,617.31
                                                                                      2010     38.77        41.88       4,550.38
                                                                                      2011     41.88        42.08       3,737.38
                                                                                      2012     42.08        46.07       3,504.08
                                                                                      2013     46.07        53.79       4,797.06
                                                                                      2014     53.79        57.34       3,835.30

MFS(R) Value Investment Division (Class B)........................................... 2005     12.89        12.47      19,981.09
                                                                                      2006     12.47        14.46      23,281.72
                                                                                      2007     14.46        13.65      18,523.30
                                                                                      2008     13.65         8.90      11,013.51
                                                                                      2009      8.90        10.55       7,621.89
                                                                                      2010     10.55        11.54      14,044.68
                                                                                      2011     11.54        11.42      14,636.11
                                                                                      2012     11.42        13.07      12,870.38
                                                                                      2013     13.07        17.41      22,671.86
                                                                                      2014     17.41        18.93      21,063.58

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment
  Division (Class B))................................................................ 2005     25.21        27.38       4,289.70
                                                                                      2006     27.38        30.08       9,274.23
                                                                                      2007     30.08        30.75       8,203.99
                                                                                      2008     30.75        18.41       7,620.90
                                                                                      2009     18.41        22.01       6,671.37
                                                                                      2010     22.01        24.74       3,598.85
                                                                                      2011     24.74        22.78       3,097.09
                                                                                      2012     22.78        25.87       2,567.00
                                                                                      2013     25.87        28.46           0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares
  Investment Division (Class B)) (4/28/2008)......................................... 2008      9.99         6.58         642.17
                                                                                      2009      6.58         8.09       7,958.67
                                                                                      2010      8.09         8.83      19,227.39
                                                                                      2011      8.83         8.64      19,806.24
                                                                                      2012      8.64         9.68      20,484.17
                                                                                      2013      9.68        10.60           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B).......................... 2010    $12.45       $14.44     10,863.44
                                                                                      2011     14.44        13.22     12,568.14
                                                                                      2012     13.22        14.21      9,509.04
                                                                                      2013     14.21        19.43     10,632.96
                                                                                      2014     19.43        19.31      9,322.34

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap
  Opportunities Investment Division (Class B))....................................... 2005     16.17        16.97      5,360.57
                                                                                      2006     16.97        18.62     14,154.65
                                                                                      2007     18.62        19.80     12,863.26
                                                                                      2008     19.80         8.68     10,660.15
                                                                                      2009      8.68        11.40      9,834.12
                                                                                      2010     11.40        12.33          0.00

MSCI EAFE(R) Index Investment Division (Class B)..................................... 2005     10.95        12.16     36,330.89
                                                                                      2006     12.16        15.01     94,413.27
                                                                                      2007     15.01        16.32     47,786.63
                                                                                      2008     16.32         9.27     50,768.87
                                                                                      2009      9.27        11.70     71,741.27
                                                                                      2010     11.70        12.42     80,156.73
                                                                                      2011     12.42        10.67     71,557.02
                                                                                      2012     10.67        12.39     63,474.31
                                                                                      2013     12.39        14.81     51,457.47
                                                                                      2014     14.81        13.66     49,094.51

Neuberger Berman Genesis Investment Division (Class B)............................... 2005     17.92        18.32     21,628.30
                                                                                      2006     18.32        20.98     20,997.41
                                                                                      2007     20.98        19.87     20,421.61
                                                                                      2008     19.87        12.01     16,063.34
                                                                                      2009     12.01        13.33     16,591.46
                                                                                      2010     13.33        15.91      8,810.16
                                                                                      2011     15.91        16.51      8,078.86
                                                                                      2012     16.51        17.82      6,354.72
                                                                                      2013     17.82        24.23      7,507.72
                                                                                      2014     24.23        23.76      7,653.43

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap
  Investment Division (Class B))..................................................... 2005     13.45        14.30      2,031.80
                                                                                      2006     14.30        16.13      1,841.64
                                                                                      2007     16.13        15.44      3,277.99
                                                                                      2008     15.44         9.37      3,155.11
                                                                                      2009      9.37        12.60      3,896.69
                                                                                      2010     12.60        15.23      2,336.24
                                                                                      2011     15.23        14.19      2,374.96
                                                                                      2012     14.19        14.69      2,025.78
                                                                                      2013     14.69        15.92          0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).............................. 2005    $14.42       $16.45      13,096.47
                                                                                      2006     16.45        18.83      13,133.45
                                                                                      2007     18.83        19.68      14,215.52
                                                                                      2008     19.68        11.50      10,509.76
                                                                                      2009     11.50        15.82       6,253.79
                                                                                      2010     15.82        18.04       8,920.09
                                                                                      2011     18.04        16.26       8,439.75
                                                                                      2012     16.26        19.38       8,547.36
                                                                                      2013     19.38        24.23      12,205.61
                                                                                      2014     24.23        24.34      12,557.51

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton
  Growth Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         6.55           0.00
                                                                                      2009      6.55         8.55           0.00
                                                                                      2010      8.55         9.05         331.49
                                                                                      2011      9.05         8.29       2,115.55
                                                                                      2012      8.29         9.97       5,813.29
                                                                                      2013      9.97        10.59           0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........... 2014      0.99         1.03      16,821.27

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006).............. 2006     10.91        11.00      19,189.87
                                                                                      2007     11.00        11.98      26,163.63
                                                                                      2008     11.98        10.97      91,603.08
                                                                                      2009     10.97        12.74     109,422.34
                                                                                      2010     12.74        13.51     173,262.12
                                                                                      2011     13.51        14.77     185,064.63
                                                                                      2012     14.77        15.85     249,001.07
                                                                                      2013     15.85        14.15     172,267.39
                                                                                      2014     14.15        14.32     163,227.06

PIMCO Total Return Investment Division (Class B)..................................... 2005     11.97        12.04     124,281.92
                                                                                      2006     12.04        12.38     112,961.77
                                                                                      2007     12.38        13.10      97,628.56
                                                                                      2008     13.10        12.93      79,653.79
                                                                                      2009     12.93        15.02     114,495.01
                                                                                      2010     15.02        15.98     177,152.52
                                                                                      2011     15.98        16.21     162,544.82
                                                                                      2012     16.21        17.43     190,533.63
                                                                                      2013     17.43        16.81     178,916.36
                                                                                      2014     16.81        17.23     143,557.12

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)............... 2012     10.74        10.89     120,267.49
                                                                                      2013     10.89        10.23      78,396.37
                                                                                      2014     10.23        10.82     116,894.36

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).................... 2013    $10.21       $10.73       2,450.45
                                                                                      2014     10.73        11.47       6,319.25

Russell 2000(R) Index Investment Division (Class B).................................. 2005     15.18        15.58      18,345.93
                                                                                      2006     15.58        18.02      14,354.90
                                                                                      2007     18.02        17.42      16,365.06
                                                                                      2008     17.42        11.36      21,728.68
                                                                                      2009     11.36        14.05      18,437.94
                                                                                      2010     14.05        17.49      18,099.33
                                                                                      2011     17.49        16.47      17,496.95
                                                                                      2012     16.47        18.80      19,657.11
                                                                                      2013     18.80        25.55      23,621.12
                                                                                      2014     25.55        26.33      24,991.31

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............... 2012      1.01         1.06     229,272.71
                                                                                      2013      1.06         1.15     577,903.04
                                                                                      2014      1.15         1.22     620,119.68

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006).................. 2006     10.49        11.12       9,073.32
                                                                                      2007     11.12        11.53       8,857.10
                                                                                      2008     11.53         8.50       3,949.15
                                                                                      2009      8.50        10.44      21,678.40
                                                                                      2010     10.44        11.53      58,683.04
                                                                                      2011     11.53        11.46      68,826.88
                                                                                      2012     11.46        12.72      67,111.05
                                                                                      2013     12.72        14.13      78,298.71
                                                                                      2014     14.13        14.70      65,570.65

SSGA Growth ETF Investment Division (Class B) (5/1/2006)............................. 2006     10.68        11.38       7,083.60
                                                                                      2007     11.38        11.82       2,192.61
                                                                                      2008     11.82         7.79           0.00
                                                                                      2009      7.79         9.89      21,585.81
                                                                                      2010      9.89        11.11      14,597.72
                                                                                      2011     11.11        10.69      19,725.38
                                                                                      2012     10.69        12.10      25,036.59
                                                                                      2013     12.10        14.05      21,988.88
                                                                                      2014     14.05        14.57      18,672.08

T. Rowe Price Large Cap Growth Investment Division (Class B)......................... 2005     11.91        12.46      24,525.87
                                                                                      2006     12.46        13.83      14,585.86
                                                                                      2007     13.83        14.85      17,001.87
                                                                                      2008     14.85         8.47      10,362.31
                                                                                      2009      8.47        11.92      14,593.26
                                                                                      2010     11.92        13.69      11,985.48
                                                                                      2011     13.69        13.28       9,964.05
                                                                                      2012     13.28        15.51      10,132.08
                                                                                      2013     15.51        21.17      28,289.83
                                                                                      2014     21.17        22.66      31,851.53

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)).......................................... 2005    $ 4.29       $ 4.69     13,740.54
                                                                                      2006      4.69         4.86      9,597.81
                                                                                      2007      4.86         6.29     39,985.44
                                                                                      2008      6.29         3.43     17,963.24
                                                                                      2009      3.43         5.37     30,301.95
                                                                                      2010      5.37         6.75     32,973.04
                                                                                      2011      6.75         5.98     39,014.47
                                                                                      2012      5.98         6.59     25,207.82
                                                                                      2013      6.59         6.89          0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)........................... 2005      7.04         7.94     26,125.77
                                                                                      2006      7.94         8.29     28,679.60
                                                                                      2007      8.29         9.60     27,213.69
                                                                                      2008      9.60         5.69     22,959.63
                                                                                      2009      5.69         8.14     22,577.55
                                                                                      2010      8.14        10.22     27,581.73
                                                                                      2011     10.22         9.89     31,667.89
                                                                                      2012      9.89        11.06     32,106.37
                                                                                      2013     11.06        14.86     33,000.88
                                                                                      2014     14.86        16.48     32,795.16

T. Rowe Price Small Cap Growth Investment Division (Class B)......................... 2005     12.94        14.09      5,424.51
                                                                                      2006     14.09        14.37      6,328.13
                                                                                      2007     14.37        15.48      4,990.63
                                                                                      2008     15.48         9.69      3,420.02
                                                                                      2009      9.69        13.22      5,176.45
                                                                                      2010     13.22        17.51      8,609.71
                                                                                      2011     17.51        17.47      7,151.98
                                                                                      2012     17.47        19.92      8,349.10
                                                                                      2013     19.92        28.25      9,951.21
                                                                                      2014     28.25        29.64      8,609.31

Western Asset Management Strategic Bond Opportunities Investment Division (Class B).. 2005     19.28        19.45     34,252.48
                                                                                      2006     19.45        20.05     37,010.35
                                                                                      2007     20.05        20.46     37,040.76
                                                                                      2008     20.46        17.06     23,747.46
                                                                                      2009     17.06        22.13     24,689.17
                                                                                      2010     22.13        24.48     23,877.41
                                                                                      2011     24.48        25.48     16,804.83
                                                                                      2012     25.48        27.90     10,599.22
                                                                                      2013     27.90        27.67      6,831.93
                                                                                      2014     27.67        28.65      5,816.03

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B)............... 2005    $15.39       $15.35     38,050.25
                                                                                      2006     15.35        15.69     43,062.40
                                                                                      2007     15.69        16.05     38,784.70
                                                                                      2008     16.05        15.70     39,493.67
                                                                                      2009     15.70        16.08     42,093.17
                                                                                      2010     16.08        16.68     78,786.11
                                                                                      2011     16.68        17.28     63,750.08
                                                                                      2012     17.28        17.51     63,708.41
                                                                                      2013     17.51        17.07     51,429.53
                                                                                      2014     17.07        17.22     42,044.37

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class B))......................................................................... 2005     36.39        36.81      4,448.29
                                                                                      2006     36.81        39.92      4,329.04
                                                                                      2007     39.92        41.47      4,824.05
                                                                                      2008     41.47        30.60      5,129.19
                                                                                      2009     30.60        35.22      4,699.93
                                                                                      2010     35.22        37.87      3,868.69
                                                                                      2011     37.87        38.59      2,654.81
                                                                                      2012     38.59        42.55      1,144.76
                                                                                      2013     42.55        50.34        626.40
                                                                                      2014     50.34        54.61        673.92

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class B))..................................................... 2005     29.97        32.43     17,463.16
                                                                                      2006     32.43        36.47     20,737.71
                                                                                      2007     36.47        37.43     20,719.41
                                                                                      2008     37.43        22.26     18,021.90
                                                                                      2009     22.26        28.83     17,184.28
                                                                                      2010     28.83        31.68     30,615.25
                                                                                      2011     31.68        29.83     22,395.86
                                                                                      2012     29.83        33.05     14,901.85
                                                                                      2013     33.05        43.35     14,147.84
                                                                                      2014     43.35        47.06     11,637.71

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))................................................................ 2005     62.22        63.23      4,861.53
                                                                                      2006     63.23        70.81      5,383.30
                                                                                      2007     70.81        74.20          0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class B))..................................................... 2007     73.57        74.08      5,284.27
                                                                                      2008     74.08        45.68      5,026.92
                                                                                      2009     45.68        53.56      4,787.54
                                                                                      2010     53.56        59.24      1,663.18
                                                                                      2011     59.24        58.42      1,806.56
                                                                                      2012     58.42        65.17      1,154.02
                                                                                      2013     65.17        86.08      1,100.07
                                                                                      2014     86.08        96.11        726.81

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
At 1.90 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)......................... 2006   $ 14.17      $ 14.82      8,654.37
                                                                                      2007     14.82        15.03     64,679.57
                                                                                      2008     15.03        13.36     27,408.60
                                                                                      2009     13.36        14.77     23,620.66
                                                                                      2010     14.77        15.42     22,683.57
                                                                                      2011     15.42        16.06     18,863.69
                                                                                      2012     16.06        16.60     16,897.93
                                                                                      2013     16.60        15.93     19,769.57
                                                                                      2014     15.93        16.46     18,290.99

American Funds Global Small Capitalization Investment Division (Class 2)............. 2005     18.87        23.21     27,075.11
                                                                                      2006     23.21        28.26     58,485.92
                                                                                      2007     28.26        33.66     41,391.23
                                                                                      2008     33.66        15.35     26,114.42
                                                                                      2009     15.35        24.29     27,842.07
                                                                                      2010     24.29        29.18     27,636.95
                                                                                      2011     29.18        23.15     28,516.35
                                                                                      2012     23.15        26.84     23,609.19
                                                                                      2013     26.84        33.78     20,507.66
                                                                                      2014     33.78        33.85     18,950.66

American Funds Growth Investment Division (Class 2).................................. 2005    115.31       131.46      8,989.65
                                                                                      2006    131.46       142.18     11,261.16
                                                                                      2007    142.18       156.71     11,033.18
                                                                                      2008    156.71        86.14     10,264.18
                                                                                      2009     86.14       117.83      8,082.71
                                                                                      2010    117.83       137.21      8,417.00
                                                                                      2011    137.21       128.88      7,339.49
                                                                                      2012    128.88       149.06      6,285.47
                                                                                      2013    149.06       190.29      6,212.92
                                                                                      2014    190.29       202.59      5,894.31

American Funds Growth-Income Investment Division (Class 2 ).......................... 2005     88.04        91.43     12,031.87
                                                                                      2006     91.43       103.35     13,277.30
                                                                                      2007    103.35       106.51     14,919.20
                                                                                      2008    106.51        64.94     12,346.01
                                                                                      2009     64.94        83.63     10,789.21
                                                                                      2010     83.63        91.43     13,486.73
                                                                                      2011     91.43        88.07     10,554.48
                                                                                      2012     88.07       101.52      9,249.29
                                                                                      2013    101.52       132.98      9,593.01
                                                                                      2014    132.98       144.35      8,261.54

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.70 SEPARATE ACCOUNT CHARGE

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment Division (Class B) (4/30/2012) 2012   $ 10.18      $ 10.51     113,483.00
                                                                                      2013     10.51        11.49     111,089.24
                                                                                      2014     11.49        12.12      65,222.30

Allianz Global Investors Dynamic Multi-Asset Plus investment Division (Class B)
  (4/28/2014)........................................................................ 2014      0.99         1.03       4,304.23

American Funds Bond Investment Division+ (Class 2) (5/1/2006)........................ 2006     14.23        14.89     110,668.18
                                                                                      2007     14.89        15.11     252,107.71
                                                                                      2008     15.11        13.44     158,993.33
                                                                                      2009     13.44        14.86     118,527.47
                                                                                      2010     14.86        15.53      22,969.39
                                                                                      2011     15.53        16.17         437.67
                                                                                      2012     16.17        16.73         460.76
                                                                                      2013     16.73        16.07         139.12
                                                                                      2014     16.07        16.61         138.14

American Funds Global Small Capitalization Investment Division+ (Class 2)............ 2005     18.93        23.30     429,939.53
                                                                                      2006     23.30        28.38     467,603.88
                                                                                      2007     28.38        33.83     501,389.85
                                                                                      2008     33.83        15.43     399,490.96
                                                                                      2009     15.43        24.44     293,090.40
                                                                                      2010     24.44        29.37     116,062.47
                                                                                      2011     29.37        23.31       6,031.79
                                                                                      2012     23.31        27.04       5,112.91
                                                                                      2013     27.04        34.05       4,376.89
                                                                                      2014     34.05        34.14       3,684.62

American Funds Growth Investment Division+ (Class 2)................................. 2005    116.46       132.85     227,880.56
                                                                                      2006    132.85       143.74     219,738.44
                                                                                      2007    143.74       158.52     200,783.72
                                                                                      2008    158.52        87.18     165,466.58
                                                                                      2009     87.18       119.31     122,803.65
                                                                                      2010    119.31       139.01      45,720.85
                                                                                      2011    139.01       130.63       3,657.11
                                                                                      2012    130.63       151.16       3,242.75
                                                                                      2013    151.16       193.06       2,350.22
                                                                                      2014    193.06       205.65       2,014.78

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+ (Class 2).......................... 2005   $ 88.92      $ 92.39      271,138.47
                                                                                      2006     92.39       104.49      255,679.74
                                                                                      2007    104.49       107.74      235,028.44
                                                                                      2008    107.74        65.72      184,407.55
                                                                                      2009     65.72        84.68      140,511.13
                                                                                      2010     84.68        92.63       50,052.03
                                                                                      2011     92.63        89.27        2,562.50
                                                                                      2012     89.27       102.94        2,207.35
                                                                                      2013    102.94       134.91        1,214.48
                                                                                      2014    134.91       146.52          890.48

American Funds(R) Balanced Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.00         6.99      793,338.10
                                                                                      2009      6.99         8.89      869,855.14
                                                                                      2010      8.89         9.81      818,146.78
                                                                                      2011      9.81         9.44      690,630.79
                                                                                      2012      9.44        10.53      522,800.24
                                                                                      2013     10.53        12.27      385,100.94
                                                                                      2014     12.27        12.80      164,044.58

American Funds(R) Growth Allocation Investment Division (Class C) (4/28/2008)........ 2008      9.99         6.34      866,564.61
                                                                                      2009      6.34         8.36    1,244,523.49
                                                                                      2010      8.36         9.33    1,208,017.85
                                                                                      2011      9.33         8.74    1,121,832.05
                                                                                      2012      8.74         9.98      931,006.43
                                                                                      2013      9.98        12.27      910,859.70
                                                                                      2014     12.27        12.84      726,366.09

American Funds(R) Moderate Allocation Investment Division (Class C) (4/28/2008)...... 2008     10.01         7.66      770,785.94
                                                                                      2009      7.66         9.30    1,145,363.81
                                                                                      2010      9.30        10.05    1,205,333.73
                                                                                      2011     10.05         9.90    1,114,620.29
                                                                                      2012      9.90        10.79      804,485.60
                                                                                      2013     10.79        12.04      609,576.24
                                                                                      2014     12.04        12.56      530,118.44

AQR Global Risk Balanced Investment Division (Class B) (4/30/2012)................... 2012     11.11        11.50      223,028.66
                                                                                      2013     11.50        10.92      129,508.35
                                                                                      2014     10.92        11.16       74,015.39

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division (Class B).................... 2005    $12.95       $14.98      189,007.22
                                                                                      2006     14.98        17.12      286,646.95
                                                                                      2007     17.12        18.52      345,202.32
                                                                                      2008     18.52        10.15      337,447.42
                                                                                      2009     10.15        12.16      301,283.60
                                                                                      2010     12.16        12.78      268,890.23
                                                                                      2011     12.78        10.03      212,082.93
                                                                                      2012     10.03        11.77      135,547.35
                                                                                      2013     11.77        13.33       66,198.46
                                                                                      2014     13.33        12.67       38,210.53
Barclays Aggregate Bond Index Investment Division (Class B).......................... 2005     12.54        12.55    2,487,168.01
                                                                                      2006     12.55        12.81    3,484,985.75
                                                                                      2007     12.81        13.44    3,999,451.60
                                                                                      2008     13.44        13.95    2,966,370.88
                                                                                      2009     13.95        14.40    2,989,033.63
                                                                                      2010     14.40        14.97    2,779,607.23
                                                                                      2011     14.97        15.79    2,047,871.67
                                                                                      2012     15.79        16.08    1,160,811.31
                                                                                      2013     16.08        15.41      717,129.55
                                                                                      2014     15.41        15.98      365,493.21

BlackRock Bond Income Investment Division (Class B).................................. 2005     42.07        42.25      244,663.60
                                                                                      2006     42.25        43.26      285,288.76
                                                                                      2007     43.26        45.09      293,830.30
                                                                                      2008     45.09        42.70      232,467.50
                                                                                      2009     42.70        45.84      222,884.83
                                                                                      2010     45.84        48.70      211,782.20
                                                                                      2011     48.70        50.90      168,420.66
                                                                                      2012     50.90        53.68      100,728.69
                                                                                      2013     53.68        52.25       53,981.00
                                                                                      2014     52.25        54.86       40,306.96

BlackRock Capital Appreciation Investment Division (Class B)......................... 2005     24.65        25.87       55,172.58
                                                                                      2006     25.87        26.42       80,102.03
                                                                                      2007     26.42        30.76      133,618.69
                                                                                      2008     30.76        19.14      189,943.84
                                                                                      2009     19.14        25.69      188,147.65
                                                                                      2010     25.69        30.18      154,658.84
                                                                                      2011     30.18        26.95      134,915.21
                                                                                      2012     26.95        30.23       88,372.56
                                                                                      2013     30.23        39.80       57,950.50
                                                                                      2014     39.80        42.50       35,989.33

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division (Class B) (formerly BlackRock
  Legacy Large Cap Growth Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).......................................... 2006    $16.60       $16.76        8,101.86
                                                                                      2007     16.76        17.09       22,822.86
                                                                                      2008     17.09         9.24       21,354.23
                                                                                      2009      9.24         9.62            0.00

BlackRock Global Tactical Strategies Investment Division (Class B) (4/30/2012)....... 2012      9.94        10.24      132,028.62
                                                                                      2013     10.24        11.11      122,712.31
                                                                                      2014     11.11        11.57       77,907.80
BlackRock Large Cap Value Investment Division (Class B).............................. 2005     11.70        12.14      281,289.27
                                                                                      2006     12.14        14.22      785,867.66
                                                                                      2007     14.22        14.41      891,656.41
                                                                                      2008     14.41         9.19      829,917.35
                                                                                      2009      9.19        10.04      684,291.55
                                                                                      2010     10.04        10.75      640,457.24
                                                                                      2011     10.75        10.79      439,855.08
                                                                                      2012     10.79        12.08      313,028.59
                                                                                      2013     12.08        15.65      188,274.33
                                                                                      2014     15.65        16.88      102,594.06

BlackRock Money Market Investment Division (Class B)................................. 2005     20.53        20.72       96,921.47
                                                                                      2006     20.72        21.29      121,116.76
                                                                                      2007     21.29        21.94      140,229.63
                                                                                      2008     21.94        22.13      236,478.05
                                                                                      2009     22.13        21.81      211,366.01
                                                                                      2010     21.81        21.45      211,791.59
                                                                                      2011     21.45        21.08      132,390.45
                                                                                      2012     21.08        20.73       85,708.31
                                                                                      2013     20.73        20.38       32,356.36
                                                                                      2014     20.38        20.03       22,500.47

Clarion Global Real Estate Investment Division (Class B)............................. 2005     12.80        14.26    1,035,388.32
                                                                                      2006     14.26        19.29    1,703,076.70
                                                                                      2007     19.29        16.12    1,354,919.10
                                                                                      2008     16.12         9.24    1,100,900.47
                                                                                      2009      9.24        12.24      926,949.89
                                                                                      2010     12.24        13.97      787,792.03
                                                                                      2011     13.97        12.97      590,151.12
                                                                                      2012     12.97        16.07      333,318.97
                                                                                      2013     16.07        16.36      147,654.54
                                                                                      2014     16.36        18.21       66,880.39

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division (Class B).......................... 2005   $  7.09      $  7.92     107,721.48
                                                                                      2006      7.92         7.65     181,140.34
                                                                                      2007      7.65         7.69     159,531.06
                                                                                      2008      7.69         4.61     147,199.47
                                                                                      2009      4.61         6.02     129,670.93
                                                                                      2010      6.02         7.33     132,040.29
                                                                                      2011      7.33         7.44     251,646.93
                                                                                      2012      7.44         8.67     177,177.38
                                                                                      2013      8.67        12.41     153,210.77
                                                                                      2014     12.41        14.51     408,679.75
ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and before that MFS(R) Investors
  Trust Investment Division (Class B))............................................... 2005      8.38         8.80      26,386.07
                                                                                      2006      8.80         9.19      44,385.13

ClearBridge Aggressive Growth Investment Division (Class B) (formerly Legg Mason
  ClearBridge Aggressive Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B)).................................. 2006      9.15         9.80      85,499.93
                                                                                      2007      9.80         9.06     112,238.01
                                                                                      2008      9.06         4.04     129,264.47
                                                                                      2009      4.04         5.48     133,249.29
                                                                                      2010      5.48         5.78     149,399.49
                                                                                      2011      5.78         6.14           0.00

ClearBridge Aggressive Growth Investment Division (formerly ClearBridge Aggressive
  Growth II Investment Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)............................................................. 2007    135.24       165.57      28,994.67
                                                                                      2008    165.57        94.41     111,088.82
                                                                                      2009     94.41       132.60     112,266.18
                                                                                      2010    132.60       142.62      84,422.82
                                                                                      2011    142.62       129.64      58,689.29
                                                                                      2012    129.64       156.14      44,301.64
                                                                                      2013    156.14       197.69      28,378.27
                                                                                      2014    197.69       205.67           0.00

Frontier Mid Cap Growth Investment Division (Class B)................................ 2005     35.39        38.43      33,286.34
                                                                                      2006     38.43        40.23      43,705.22
                                                                                      2007     40.23        47.55      70,980.26
                                                                                      2008     47.55        25.31      82,539.30
                                                                                      2009     25.31        37.10      78,531.15
                                                                                      2010     37.10        41.95      70,414.69
                                                                                      2011     41.95        39.90      56,216.66
                                                                                      2012     39.90        43.42      39,600.24
                                                                                      2013     43.42        56.54      24,125.83
                                                                                      2014     56.54        61.63      12,756.09

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division (Class B)........................... 2005    $13.83       $15.53      405,603.51
                                                                                      2006     15.53        19.68      897,052.85
                                                                                      2007     19.68        19.13      955,712.37
                                                                                      2008     19.13        11.12      716,024.87
                                                                                      2009     11.12        16.95      731,710.70
                                                                                      2010     16.95        19.40      712,104.44
                                                                                      2011     19.40        16.35      568,707.64
                                                                                      2012     16.35        20.78      342,618.65
                                                                                      2013     20.78        26.66      194,705.44
                                                                                      2014     26.66        24.69       78,831.72
Invesco Balanced-Risk Allocation Investment Division (Class B) (4/30/2012)........... 2012      1.01         1.04    1,573,105.13
                                                                                      2013      1.04         1.04      959,479.72
                                                                                      2014      1.04         1.08      577,042.67

Invesco Mid Cap Value Investment Division (Class B) (formerly Lord Abbett Mid Cap
  Value Investment Division (Class B))............................................... 2005     21.25        23.39      630,927.75
                                                                                      2006     23.39        25.57      853,094.21
                                                                                      2007     25.57        25.94      925,152.39
                                                                                      2008     25.94        13.39      828,055.72
                                                                                      2009     13.39        19.45      738,216.07
                                                                                      2010     19.45        24.11      706,710.32
                                                                                      2011     24.11        22.12      513,179.82
                                                                                      2012     22.12        24.44            0.00

Invesco Mid Cap Value Investment Division (formerly Lord Abbett Mid Cap Value
  Investment Division (Class B))..................................................... 2012     24.32        24.95      268,864.60
                                                                                      2013     24.95        31.96      126,575.87
                                                                                      2014     31.96        34.45       45,960.63

Invesco Small Cap Growth Investment Division (Class B)............................... 2005     12.05        12.83       50,215.73
                                                                                      2006     12.83        14.41       82,523.50
                                                                                      2007     14.41        15.73       94,017.36
                                                                                      2008     15.73         9.47       80,145.63
                                                                                      2009      9.47        12.46       73,627.85
                                                                                      2010     12.46        15.46       60,530.15
                                                                                      2011     15.46        15.04       50,847.28
                                                                                      2012     15.04        17.48       33,799.64
                                                                                      2013     17.48        24.09       18,951.70
                                                                                      2014     24.09        25.56       12,045.14

Jennison Growth Investment Division (Class B)........................................ 2005      4.00         4.80       61,967.11
                                                                                      2006      4.80         4.84      142,425.77
                                                                                      2007      4.84         5.30      225,098.62
                                                                                      2008      5.30         3.30      211,021.60
                                                                                      2009      3.30         4.53      272,274.33
                                                                                      2010      4.53         4.96      311,550.99
                                                                                      2011      4.96         4.89      265,087.27
                                                                                      2012      4.89         5.56      364,736.37
                                                                                      2013      5.56         7.47      151,686.52
                                                                                      2014      7.47         7.99       83,324.44

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B) (formerly Met/Putnam Voyager
  Investment Division (Class B))..................................................... 2005    $ 4.35       $ 3.96      24,141.97

Jennison Growth Investment Division (Class B) (formerly Oppenheimer Capital
  Appreciation Investment Division (Class B)) (5/1/2005)............................. 2005      7.84         8.50      40,222.67
                                                                                      2006      8.50         8.99     137,636.89
                                                                                      2007      8.99        10.10     329,952.88
                                                                                      2008     10.10         5.37     350,373.23
                                                                                      2009      5.37         7.59     290,429.06
                                                                                      2010      7.59         8.16     228,899.19
                                                                                      2011      8.16         7.91     171,418.41
                                                                                      2012      7.91         8.89           0.00

JPMorgan Global Active Allocation Investment Division (Class B) (4/30/2012).......... 2012      1.01         1.04     985,411.83
                                                                                      2013      1.04         1.14     982,469.48
                                                                                      2014      1.14         1.20     507,926.94

Loomis Sayles Global Markets Investment Division (Class B) (4/29/2013)............... 2013     15.03        16.49      54,090.20
                                                                                      2014     16.49        16.77      40,788.65

Loomis Sayles Global Markets Investment Division (Class B) (formerly Met/Franklin
  Income Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         7.96      65,467.64
                                                                                      2009      7.96        10.01     133,239.70
                                                                                      2010     10.01        11.01     143,548.29
                                                                                      2011     11.01        11.05     176,890.14
                                                                                      2012     11.05        12.22     140,691.56
                                                                                      2013     12.22        12.75           0.00

Loomis Sayles Small Cap Core Investment Division (Class B)........................... 2005     25.69        26.95      40,829.47
                                                                                      2006     26.95        30.84     130,657.92
                                                                                      2007     30.84        33.84     199,591.20
                                                                                      2008     33.84        21.27     173,286.62
                                                                                      2009     21.27        27.17     158,982.65
                                                                                      2010     27.17        33.99     138,249.17
                                                                                      2011     33.99        33.53     100,455.61
                                                                                      2012     33.53        37.66      68,799.12
                                                                                      2013     37.66        52.10      34,433.06
                                                                                      2014     52.10        53.01      14,176.27

Loomis Sayles Small Cap Growth Investment Division (Class B)......................... 2005      9.64         9.90     154,552.24
                                                                                      2006      9.90        10.68     155,088.49
                                                                                      2007     10.68        10.95     148,632.91
                                                                                      2008     10.95         6.32     136,278.75
                                                                                      2009      6.32         8.05     140,002.30
                                                                                      2010      8.05        10.40     141,767.81
                                                                                      2011     10.40        10.51      96,526.61
                                                                                      2012     10.51        11.45      53,308.02
                                                                                      2013     11.45        16.71      33,388.41
                                                                                      2014     16.71        16.58      14,243.80

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division (Class B)............................. 2005    $16.56       $16.52     328,720.38
                                                                                      2006     16.52        17.73     549,861.12
                                                                                      2007     17.73        18.57     683,372.92
                                                                                      2008     18.57        14.86     521,594.46
                                                                                      2009     14.86        19.98     494,089.65
                                                                                      2010     19.98        22.19     462,448.39
                                                                                      2011     22.19        22.79     335,826.21
                                                                                      2012     22.79        25.31     208,246.14
                                                                                      2013     25.31        26.87     118,851.81
                                                                                      2014     26.87        27.69      63,370.42

Met/Artisan Mid Cap Value Investment Division (Class B).............................. 2005     31.56        34.04     298,396.49
                                                                                      2006     34.04        37.54     324,215.96
                                                                                      2007     37.54        34.29     314,103.91
                                                                                      2008     34.29        18.16     246,922.94
                                                                                      2009     18.16        25.21     223,645.47
                                                                                      2010     25.21        28.44     202,186.24
                                                                                      2011     28.44        29.78     129,478.03
                                                                                      2012     29.78        32.67      53,003.37
                                                                                      2013     32.67        43.84      32,335.67
                                                                                      2014     43.84        43.82       9,886.63

Met/Franklin Low Duration Total Return Investment Division (Class B) (5/2/2011)...... 2011      9.98         9.74      19,294.14
                                                                                      2012      9.74        10.00      14,036.23
                                                                                      2013     10.00         9.94      76,608.50
                                                                                      2014      9.94         9.88      50,603.67

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division (Class B))............................................ 2011     11.94        10.20     289,597.47
                                                                                      2012     10.20        11.71     184,209.57
                                                                                      2013     11.71        14.91     138,079.27
                                                                                      2014     14.91        15.41      39,344.04

MetLife Asset Allocation 100 Investment Division (formerly MetLife Aggressive
  Strategy Investment Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).......................................... 2005      9.99        11.12      28,913.27
                                                                                      2006     11.12        12.65     196,169.63
                                                                                      2007     12.65        12.84     356,079.47
                                                                                      2008     12.84         7.52     347,402.50
                                                                                      2009      7.52         9.72     313,709.18
                                                                                      2010      9.72        11.05     316,081.56
                                                                                      2011     11.05        11.97           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division (formerly MetLife Conservative
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005    $ 9.99       $10.27      265,930.71
                                                                                      2006     10.27        10.80      432,526.78
                                                                                      2007     10.80        11.21      688,541.23
                                                                                      2008     11.21         9.43      877,797.87
                                                                                      2009      9.43        11.18    1,082,687.42
                                                                                      2010     11.18        12.09    1,183,697.95
                                                                                      2011     12.09        12.28    1,060,803.91
                                                                                      2012     12.28        13.18      887,677.65
                                                                                      2013     13.18        13.51      602,159.54
                                                                                      2014     13.51        13.88      384,863.81

MetLife Asset Allocation 40 Investment Division (formerly MetLife Conservative to
  Moderate Allocation Investment Division (Class B)) (5/1/2005)...................... 2005      9.99        10.49      455,839.07
                                                                                      2006     10.49        11.29    1,597,413.69
                                                                                      2007     11.29        11.63    2,891,813.57
                                                                                      2008     11.63         8.96    3,704,385.94
                                                                                      2009      8.96        10.90    3,639,409.33
                                                                                      2010     10.90        11.95    3,224,682.12
                                                                                      2011     11.95        11.87    3,049,295.30
                                                                                      2012     11.87        13.01    2,238,591.42
                                                                                      2013     13.01        14.19    1,489,280.85
                                                                                      2014     14.19        14.64      811,846.84

MetLife Asset Allocation 60 Investment Division (formerly MetLife Moderate
  Allocation Investment Division (Class B)) (5/1/2005)............................... 2005      9.99        10.72    1,208,419.42
                                                                                      2006     10.72        11.79    3,901,804.14
                                                                                      2007     11.79        12.09    7,491,319.15
                                                                                      2008     12.09         8.48    8,298,987.60
                                                                                      2009      8.48        10.55    8,986,111.50
                                                                                      2010     10.55        11.74    8,178,762.89
                                                                                      2011     11.74        11.39    7,153,548.23
                                                                                      2012     11.39        12.68    6,196,519.96
                                                                                      2013     12.68        14.71    4,485,974.01
                                                                                      2014     14.71        15.19    2,449,800.55

MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B) and before that Met/Franklin Templeton Founding
  Strategy Investment Division (Class B)) (4/28/2008)................................ 2008      9.99         7.01      144,929.43
                                                                                      2009      7.01         8.87      175,218.39
                                                                                      2010      8.87         9.59      181,606.59
                                                                                      2011      9.59         9.27      176,923.24
                                                                                      2012      9.27        10.58      172,285.84
                                                                                      2013     10.58        11.38            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division (formerly MetLife Growth Strategy
  Investment Division (Class B)) (4/29/2013)......................................... 2013    $11.45       $13.03      166,765.61
                                                                                      2014     13.03        12.96            0.00

MetLife Asset Allocation 80 Investment Division (formerly MetLife Moderate to
  Aggressive Allocation Investment Division (Class B)) (5/1/2005).................... 2005      9.99        10.95      600,426.63
                                                                                      2006     10.95        12.29    2,916,170.94
                                                                                      2007     12.29        12.55    6,445,914.14
                                                                                      2008     12.55         8.00    7,010,215.91
                                                                                      2009      8.00        10.16    6,600,476.28
                                                                                      2010     10.16        11.46    5,988,775.33
                                                                                      2011     11.46        10.84    5,379,939.70
                                                                                      2012     10.84        12.30    4,530,421.79
                                                                                      2013     12.30        15.03    3,004,529.56
                                                                                      2014     15.03        15.55    1,503,956.10

MetLife Balanced Plus Investment Division (Class B) (4/30/2012)...................... 2012      9.97        10.41      101,664.95
                                                                                      2013     10.41        11.70      225,014.04
                                                                                      2014     11.70        12.62      259,688.78

MetLife Mid Cap Stock Index Investment Division (Class B)............................ 2005     12.87        14.18      554,103.04
                                                                                      2006     14.18        15.31      720,723.19
                                                                                      2007     15.31        16.18      815,160.84
                                                                                      2008     16.18        10.12      870,940.54
                                                                                      2009     10.12        13.61      779,815.38
                                                                                      2010     13.61        16.86      668,440.65
                                                                                      2011     16.86        16.21      516,917.97
                                                                                      2012     16.21        18.70      295,786.90
                                                                                      2013     18.70        24.42      163,540.78
                                                                                      2014     24.42        26.23       82,674.32

MetLife Multi-Index Targeted Risk Investment Division (Class B) (4/29/2013).......... 2013      1.07         1.12      168,917.77
                                                                                      2014      1.12         1.20      393,282.89

MetLife Stock Index Investment Division (Class B).................................... 2005     35.16        36.08    1,199,871.15
                                                                                      2006     36.08        40.86    1,603,848.66
                                                                                      2007     40.86        42.17    1,777,768.44
                                                                                      2008     42.17        26.01    1,911,644.92
                                                                                      2009     26.01        32.20    1,814,584.61
                                                                                      2010     32.20        36.24    1,671,477.38
                                                                                      2011     36.24        36.22    1,245,019.27
                                                                                      2012     36.22        41.10      668,960.47
                                                                                      2013     41.10        53.21      356,058.57
                                                                                      2014     53.21        59.17      186,299.45

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
MFS(R) Research International Investment Division (Class B).......................... 2005    $11.06       $12.66     136,987.82
                                                                                      2006     12.66        15.75     459,100.86
                                                                                      2007     15.75        17.54     602,200.33
                                                                                      2008     17.54         9.94     760,261.43
                                                                                      2009      9.94        12.85     625,532.66
                                                                                      2010     12.85        14.08     490,362.55
                                                                                      2011     14.08        12.36     346,186.10
                                                                                      2012     12.36        14.18     236,632.71
                                                                                      2013     14.18        16.63     134,083.05
                                                                                      2014     16.63        15.21      73,605.70

MFS(R) Total Return Investment Division (Class B).................................... 2005     37.91        38.33     124,020.75
                                                                                      2006     38.33        42.19     132,486.50
                                                                                      2007     42.19        43.18     145,281.71
                                                                                      2008     43.18        32.96     120,025.00
                                                                                      2009     32.96        38.34     109,408.46
                                                                                      2010     38.34        41.38      87,465.14
                                                                                      2011     41.38        41.57      54,926.07
                                                                                      2012     41.57        45.48      31,372.88
                                                                                      2013     45.48        53.08      23,627.07
                                                                                      2014     53.08        56.55      13,420.40

MFS(R) Value Investment Division (Class B)........................................... 2005     12.85        12.43     724,619.90
                                                                                      2006     12.43        14.40     756,964.22
                                                                                      2007     14.40        13.58     757,560.42
                                                                                      2008     13.58         8.85     618,064.49
                                                                                      2009      8.85        10.49     549,389.91
                                                                                      2010     10.49        11.47     536,957.19
                                                                                      2011     11.47        11.35     334,795.09
                                                                                      2012     11.35        12.98     193,001.23
                                                                                      2013     12.98        17.28     195,661.30
                                                                                      2014     17.28        18.78     101,103.96

MFS(R) Value Investment Division (Class B) (formerly FI Value Leaders Investment
  Division (Class B))................................................................ 2005     25.06        27.21      93,322.20
                                                                                      2006     27.21        29.87     170,569.65
                                                                                      2007     29.87        30.52     169,574.77
                                                                                      2008     30.52        18.27     146,370.87
                                                                                      2009     18.27        21.82     146,108.83
                                                                                      2010     21.82        24.52     140,404.04
                                                                                      2011     24.52        22.57     120,383.58
                                                                                      2012     22.57        25.62      73,636.93
                                                                                      2013     25.62        28.18           0.00

MFS(R) Value Investment Division (Class B) (formerly Met/Franklin Mutual Shares
  Investment Division (Class B)) (4/28/2008)......................................... 2008      9.99         6.58      29,274.68
                                                                                      2009      6.58         8.08      67,025.87
                                                                                      2010      8.08         8.82      80,339.99
                                                                                      2011      8.82         8.63      75,652.87
                                                                                      2012      8.63         9.66      54,433.05
                                                                                      2013      9.66        10.57           0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Morgan Stanley Mid Cap Growth Investment Division (Class B).......................... 2010    $12.37       $14.34      230,651.94
                                                                                      2011     14.34        13.12      149,387.78
                                                                                      2012     13.12        14.10      105,930.46
                                                                                      2013     14.10        19.27       49,616.52
                                                                                      2014     19.27        19.14       29,824.59

Morgan Stanley Mid Cap Growth Investment Division (Class B) (formerly FI Mid Cap
  Opportunities Investment Division (Class B))....................................... 2005     16.11        16.89      144,414.87
                                                                                      2006     16.89        18.53      233,166.60
                                                                                      2007     18.53        19.69      278,142.29
                                                                                      2008     19.69         8.63      263,433.41
                                                                                      2009      8.63        11.33      232,422.73
                                                                                      2010     11.33        12.25            0.00

MSCI EAFE(R) Index Investment Division (Class B)..................................... 2005     10.91        12.12      858,238.92
                                                                                      2006     12.12        14.95    1,194,424.94
                                                                                      2007     14.95        16.24    1,350,230.97
                                                                                      2008     16.24         9.23    1,590,004.75
                                                                                      2009      9.23        11.64    1,410,760.29
                                                                                      2010     11.64        12.35    1,345,440.92
                                                                                      2011     12.35        10.60    1,113,726.53
                                                                                      2012     10.60        12.30      651,851.98
                                                                                      2013     12.30        14.70      359,521.98
                                                                                      2014     14.70        13.55      197,022.51

Neuberger Berman Genesis Investment Division (Class B)............................... 2005     17.88        18.26      519,681.12
                                                                                      2006     18.26        20.91      565,296.57
                                                                                      2007     20.91        19.80      532,334.89
                                                                                      2008     19.80        11.96      434,107.53
                                                                                      2009     11.96        13.26      407,729.67
                                                                                      2010     13.26        15.83      378,764.16
                                                                                      2011     15.83        16.42      216,512.39
                                                                                      2012     16.42        17.71       68,808.14
                                                                                      2013     17.71        24.07       60,773.35
                                                                                      2014     24.07        23.59       27,480.22

Neuberger Berman Genesis Investment Division (Class B) (formerly MLA Mid Cap
  Investment Division (Class B))..................................................... 2005     13.43        14.27       72,907.38
                                                                                      2006     14.27        16.09      140,197.13
                                                                                      2007     16.09        15.39      199,724.02
                                                                                      2008     15.39         9.33      143,593.02
                                                                                      2009      9.33        12.55      125,031.77
                                                                                      2010     12.55        15.16      116,809.60
                                                                                      2011     15.16        14.12       84,642.29
                                                                                      2012     14.12        14.61       54,586.62
                                                                                      2013     14.61        15.83            0.00

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Oppenheimer Global Equity Investment Division (Class B).............................. 2005    $14.36       $16.38      117,941.26
                                                                                      2006     16.38        18.74      248,855.43
                                                                                      2007     18.74        19.57      343,124.58
                                                                                      2008     19.57        11.44      269,245.86
                                                                                      2009     11.44        15.72      222,415.71
                                                                                      2010     15.72        17.92      251,014.54
                                                                                      2011     17.92        16.14      182,740.84
                                                                                      2012     16.14        19.22      138,424.65
                                                                                      2013     19.22        24.02       79,536.63
                                                                                      2014     24.02        24.12       41,134.89

Oppenheimer Global Equity Investment Division (Class B) (formerly Met/Templeton
  Growth Investment Division (Class B)) (4/28/2008).................................. 2008      9.99         6.55       25,230.25
                                                                                      2009      6.55         8.54       33,984.78
                                                                                      2010      8.54         9.04       46,013.11
                                                                                      2011      9.04         8.28       39,722.38
                                                                                      2012      8.28         9.94       38,155.90
                                                                                      2013      9.94        10.56            0.00

PanAgora Global Diversified Risk Investment Division (Class B) (4/28/2014)........... 2014      0.99         1.03        4,286.89

PIMCO Inflation Protected Bond Investment Division (Class B) (5/1/2006).............. 2006     10.89        10.98       98,620.86
                                                                                      2007     10.98        11.96      347,789.82
                                                                                      2008     11.96        10.94    1,120,866.37
                                                                                      2009     10.94        12.70    1,110,381.27
                                                                                      2010     12.70        13.46      963,131.83
                                                                                      2011     13.46        14.71      757,531.33
                                                                                      2012     14.71        15.78      566,761.97
                                                                                      2013     15.78        14.07      362,620.81
                                                                                      2014     14.07        14.24      230,457.18

PIMCO Total Return Investment Division (Class B)..................................... 2005     11.95        12.01    1,136,842.07
                                                                                      2006     12.01        12.34    1,359,793.00
                                                                                      2007     12.34        13.05    1,553,384.52
                                                                                      2008     13.05        12.88    1,547,779.69
                                                                                      2009     12.88        14.95    1,549,998.52
                                                                                      2010     14.95        15.90    1,632,065.48
                                                                                      2011     15.90        16.13    1,199,554.25
                                                                                      2012     16.13        17.32      765,903.42
                                                                                      2013     17.32        16.71      418,754.92
                                                                                      2014     16.71        17.11      231,519.92

Pyramis(R) Government Income Investment Division (Class B) (4/30/2012)............... 2012     10.74        10.88      104,850.43
                                                                                      2013     10.88        10.21      104,268.97
                                                                                      2014     10.21        10.80       71,003.20

Pyramis(R) Managed Risk Investment Division (Class B) (4/29/2013).................... 2013     10.21        10.73        6,873.72
                                                                                      2014     10.73        11.46        4,193.86

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Russell 2000(R) Index Investment Division (Class B).................................. 2005    $15.14       $15.52     350,011.64
                                                                                      2006     15.52        17.94     523,741.24
                                                                                      2007     17.94        17.34     570,083.25
                                                                                      2008     17.34        11.30     559,869.69
                                                                                      2009     11.30        13.97     532,783.70
                                                                                      2010     13.97        17.38     465,598.44
                                                                                      2011     17.38        16.36     352,163.58
                                                                                      2012     16.36        18.66     190,449.09
                                                                                      2013     18.66        25.36     100,173.54
                                                                                      2014     25.36        26.12      42,190.53

Schroders Global Multi-Asset Investment Division (Class B) (4/30/2012)............... 2012      1.01         1.06     228,265.43
                                                                                      2013      1.06         1.15     272,044.50
                                                                                      2014      1.15         1.22     159,394.32

SSGA Growth and Income ETF Investment Division (Class B) (5/1/2006).................. 2006     10.49        11.11      22,946.50
                                                                                      2007     11.11        11.52      30,912.00
                                                                                      2008     11.52         8.48      45,979.46
                                                                                      2009      8.48        10.42     393,719.43
                                                                                      2010     10.42        11.50     852,972.08
                                                                                      2011     11.50        11.42     802,882.00
                                                                                      2012     11.42        12.67     624,066.59
                                                                                      2013     12.67        14.07     344,615.38
                                                                                      2014     14.07        14.64     218,974.76

SSGA Growth ETF Investment Division (Class B) (5/1/2006)............................. 2006     10.68        11.37      26,769.64
                                                                                      2007     11.37        11.80      59,479.13
                                                                                      2008     11.80         7.78      34,105.98
                                                                                      2009      7.78         9.87     102,646.82
                                                                                      2010      9.87        11.08     180,551.76
                                                                                      2011     11.08        10.66     150,488.40
                                                                                      2012     10.66        12.06     109,867.55
                                                                                      2013     12.06        14.00      84,749.84
                                                                                      2014     14.00        14.50      56,950.22

T. Rowe Price Large Cap Growth Investment Division (Class B)......................... 2005     11.87        12.41     294,698.78
                                                                                      2006     12.41        13.78     410,605.16
                                                                                      2007     13.78        14.78     636,200.16
                                                                                      2008     14.78         8.43     539,130.67
                                                                                      2009      8.43        11.85     473,303.91
                                                                                      2010     11.85        13.61     410,678.72
                                                                                      2011     13.61        13.20     302,558.67
                                                                                      2012     13.20        15.40     210,118.62
                                                                                      2013     15.40        21.01     210,410.45
                                                                                      2014     21.01        22.48     110,144.47

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
T. Rowe Price Large Cap Growth Investment Division (Class B) (formerly RCM
  Technology Investment Division (Class B)).......................................... 2005    $ 4.29       $ 4.68      148,140.40
                                                                                      2006      4.68         4.84      259,282.93
                                                                                      2007      4.84         6.27      762,703.26
                                                                                      2008      6.27         3.42      706,859.86
                                                                                      2009      3.42         5.35      884,140.78
                                                                                      2010      5.35         6.71      791,642.65
                                                                                      2011      6.71         5.95      656,456.55
                                                                                      2012      5.95         6.56      375,174.75
                                                                                      2013      6.56         6.85            0.00

T. Rowe Price Mid Cap Growth Investment Division (Class B)........................... 2005      7.03         7.92      343,464.54
                                                                                      2006      7.92         8.27      506,529.21
                                                                                      2007      8.27         9.56      876,740.66
                                                                                      2008      9.56         5.66    1,025,221.21
                                                                                      2009      5.66         8.10      964,784.27
                                                                                      2010      8.10        10.17      912,701.94
                                                                                      2011     10.17         9.83      715,781.96
                                                                                      2012      9.83        10.99      481,721.39
                                                                                      2013     10.99        14.76      296,056.46
                                                                                      2014     14.76        16.37      176,996.27

T. Rowe Price Small Cap Growth Investment Division (Class B)......................... 2005     12.89        14.03      124,476.65
                                                                                      2006     14.03        14.29      172,403.57
                                                                                      2007     14.29        15.39      162,352.58
                                                                                      2008     15.39         9.63      169,587.64
                                                                                      2009      9.63        13.13      175,810.58
                                                                                      2010     13.13        17.39      196,651.13
                                                                                      2011     17.39        17.34      169,744.18
                                                                                      2012     17.34        19.76      110,211.97
                                                                                      2013     19.76        28.02       68,771.11
                                                                                      2014     28.02        29.37       44,349.09

Western Asset Management Strategic Bond Opportunities Investment Division (Class B).. 2005     19.18        19.34      576,153.07
                                                                                      2006     19.34        19.93      721,556.34
                                                                                      2007     19.93        20.32      728,579.12
                                                                                      2008     20.32        16.94      512,516.99
                                                                                      2009     16.94        21.96      449,321.31
                                                                                      2010     21.96        24.28      475,940.31
                                                                                      2011     24.28        25.27      331,231.86
                                                                                      2012     25.27        27.64      185,959.50
                                                                                      2013     27.64        27.40       83,696.66
                                                                                      2014     27.40        28.37       32,697.53

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
Western Asset Management U.S. Government Investment Division (Class B)............... 2005    $15.31       $15.26     589,407.46
                                                                                      2006     15.26        15.59     712,004.15
                                                                                      2007     15.59        15.95     715,332.75
                                                                                      2008     15.95        15.59     521,318.83
                                                                                      2009     15.59        15.96     515,974.90
                                                                                      2010     15.96        16.55     464,341.87
                                                                                      2011     16.55        17.13     337,356.88
                                                                                      2012     17.13        17.35     172,118.84
                                                                                      2013     17.35        16.90      89,147.03
                                                                                      2014     16.90        17.04      60,550.26

WMC Balanced Investment Division (formerly BlackRock Diversified Investment Division
  (Class B))......................................................................... 2005     36.06        36.45     170,523.14
                                                                                      2006     36.45        39.51     198,591.75
                                                                                      2007     39.51        41.02     213,746.69
                                                                                      2008     41.02        30.26     193,973.87
                                                                                      2009     30.26        34.81     181,978.89
                                                                                      2010     34.81        37.41     182,881.50
                                                                                      2011     37.41        38.10     124,157.31
                                                                                      2012     38.10        41.99      57,961.53
                                                                                      2013     41.99        49.66      35,222.80
                                                                                      2014     49.66        53.84      24,277.33

WMC Core Equity Opportunities Investment Division (formerly Davis Venture Value
  Investment Division (Class B))..................................................... 2005     29.82        32.25     388,337.72
                                                                                      2006     32.25        36.25     584,897.58
                                                                                      2007     36.25        37.18     642,957.77
                                                                                      2008     37.18        22.11     617,269.34
                                                                                      2009     22.11        28.61     597,878.96
                                                                                      2010     28.61        31.43     558,016.26
                                                                                      2011     31.43        29.58     422,176.75
                                                                                      2012     29.58        32.75     252,061.83
                                                                                      2013     32.75        42.94     121,485.96
                                                                                      2014     42.94        46.58      52,348.18

WMC Large Cap Research Investment Division (formerly BlackRock Large Cap Core
  Investment Division (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))................................................................ 2005     61.55        62.52      29,159.47
                                                                                      2006     62.52        69.98      31,632.37
                                                                                      2007     69.98        73.32           0.00

WMC Large Cap Research Investment Division* (formerly BlackRock Large Cap Core
  Investment Division (Class B))..................................................... 2007     72.70        73.18      39,294.08
                                                                                      2008     73.18        45.10      36,769.51
                                                                                      2009     45.10        52.85      42,519.16
                                                                                      2010     52.85        58.43      40,747.38
                                                                                      2011     58.43        57.60      33,670.67
                                                                                      2012     57.60        64.22      20,167.00
                                                                                      2013     64.22        84.78      11,360.72
                                                                                      2014     84.78        94.61       8,228.92

                                                                                           BEGINNING OF               NUMBER OF
                                                                                               YEAR     END OF YEAR  ACCUMULATION
                                                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                                                   ---- ------------ ------------ ------------
At 1.95 Separate Account Charge:

American Funds Bond Investment Division (Class 2) (5/1/2006)......................... 2006   $ 14.10      $ 14.75     357,999.08
                                                                                      2007     14.75        14.95     823,793.83
                                                                                      2008     14.95        13.29     516,021.08
                                                                                      2009     13.29        14.67     476,103.99
                                                                                      2010     14.67        15.32     430,749.12
                                                                                      2011     15.32        15.94     374,436.71
                                                                                      2012     15.94        16.47     285,198.79
                                                                                      2013     16.47        15.80     178,187.91
                                                                                      2014     15.80        16.32      68,510.66

American Funds Global Small Capitalization Investment Division (Class 2)............. 2005     18.81        23.12     388,885.90
                                                                                      2006     23.12        28.13     690,957.63
                                                                                      2007     28.13        33.50     932,881.79
                                                                                      2008     33.50        15.27     856,429.19
                                                                                      2009     15.27        24.15     816,662.29
                                                                                      2010     24.15        29.00     755,027.85
                                                                                      2011     29.00        22.99     555,102.58
                                                                                      2012     22.99        26.64     340,259.51
                                                                                      2013     26.64        33.52     182,666.67
                                                                                      2014     33.52        33.57      87,027.54

American Funds Growth Investment Division (Class 2).................................. 2005    114.11       130.03     234,076.91
                                                                                      2006    130.03       140.56     338,346.73
                                                                                      2007    140.56       154.85     382,373.62
                                                                                      2008    154.85        85.07     383,696.41
                                                                                      2009     85.07       116.31     352,893.24
                                                                                      2010    116.31       135.38     316,777.93
                                                                                      2011    135.38       127.09     232,992.95
                                                                                      2012    127.09       146.92     143,824.15
                                                                                      2013    146.92       187.46      72,690.23
                                                                                      2014    187.46       199.49      40,228.78

American Funds Growth-Income Investment Division (Class 2 ).......................... 2005     87.13        90.43     253,909.56
                                                                                      2006     90.43       102.17     351,895.32
                                                                                      2007    102.17       105.24     383,293.04
                                                                                      2008    105.24        64.14     326,500.85
                                                                                      2009     64.14        82.55     305,376.46
                                                                                      2010     82.55        90.21     291,739.97
                                                                                      2011     90.21        86.85     211,540.78
                                                                                      2012     86.85       100.06     118,218.96
                                                                                      2013    100.06       131.00      62,145.07
                                                                                      2014    131.00       142.13      32,269.69

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.75 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.18      $ 10.50      1,506.50
                                                        2013     10.50        11.47      1,355.73
                                                        2014     11.47        12.10      1,213.34

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     14.17        14.82        366.37
                                                        2007     14.82        15.03      7,044.56
                                                        2008     15.03        13.36      1,550.22
                                                        2009     13.36        14.77      1,713.92
                                                        2010     14.77        15.42      5,326.74
                                                        2011     15.42        16.06      7,836.53
                                                        2012     16.06        16.60     11,103.36
                                                        2013     16.60        15.93      4,154.28
                                                        2014     15.93        16.46      4,185.07

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.87        23.21     34,001.23
                                                        2006     23.21        28.26     37,575.75
                                                        2007     28.26        33.66     36,898.97
                                                        2008     33.66        15.35     30,590.88
                                                        2009     15.35        24.29     35,349.27
                                                        2010     24.29        29.18     36,509.04
                                                        2011     29.18        23.15     26,183.42
                                                        2012     23.15        26.84     23,925.81
                                                        2013     26.84        33.78     15,973.12
                                                        2014     33.78        33.85     15,270.38

American Funds Growth Investment Division+ (Class 2)... 2005    115.25       131.40     21,095.03
                                                        2006    131.40       142.11     14,704.81
                                                        2007    142.11       156.63     14,216.90
                                                        2008    156.63        86.10     13,079.93
                                                        2009     86.10       117.77     12,310.15
                                                        2010    117.77       137.15     11,978.25
                                                        2011    137.15       128.82     10,288.82
                                                        2012    128.82       148.99      9,372.62
                                                        2013    148.99       190.19      6,918.31
                                                        2014    190.19       202.49      6,385.79

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 88.00      $ 91.38      18,399.97
                                                           2006     91.38       103.30      16,270.03
                                                           2007    103.30       106.46      15,894.19
                                                           2008    106.46        64.91      12,181.32
                                                           2009     64.91        83.59      11,930.37
                                                           2010     83.59        91.39      11,880.14
                                                           2011     91.39        88.03      10,850.54
                                                           2012     88.03       101.47       9,830.68
                                                           2013    101.47       132.91       8,455.61
                                                           2014    132.91       144.28       7,322.64

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.99      73,933.97
                                                           2009      6.99         8.88      83,052.66
                                                           2010      8.88         9.79      77,894.11
                                                           2011      9.79         9.42      76,930.92
                                                           2012      9.42        10.51       5,279.00
                                                           2013     10.51        12.24       7,066.48
                                                           2014     12.24        12.75      10,413.56

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34      65,717.49
                                                           2009      6.34         8.35      97,237.85
                                                           2010      8.35         9.31     101,542.91
                                                           2011      9.31         8.72      65,253.51
                                                           2012      8.72         9.95      64,206.73
                                                           2013      9.95        12.24      63,466.82
                                                           2014     12.24        12.79      60,878.93

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.66       7,151.54
                                                           2009      7.66         9.29      37,245.58
                                                           2010      9.29        10.04      39,837.74
                                                           2011     10.04         9.88      44,954.67
                                                           2012      9.88        10.76      38,365.83
                                                           2013     10.76        12.00      35,221.04
                                                           2014     12.00        12.52      19,682.86

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.11        11.49       4,341.85
                                                           2013     11.49        10.90       4,204.44
                                                           2014     10.90        11.14       1,105.80

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.87       $14.87          0.00
                                                         2006     14.87        16.98          0.00
                                                         2007     16.98        18.37          0.00
                                                         2008     18.37        10.06        232.69
                                                         2009     10.06        12.05        266.18
                                                         2010     12.05        12.65        790.52
                                                         2011     12.65         9.93      4,102.42
                                                         2012      9.93        11.65      3,963.75
                                                         2013     11.65        13.18      3,879.41
                                                         2014     13.18        12.52      4,046.52

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.50        12.51        855.95
                                                         2006     12.51        12.76      1,339.25
                                                         2007     12.76        13.38        861.50
                                                         2008     13.38        13.88        562.59
                                                         2009     13.88        14.32      3,473.53
                                                         2010     14.32        14.87      5,654.07
                                                         2011     14.87        15.68      4,825.32
                                                         2012     15.68        15.97      4,884.55
                                                         2013     15.97        15.29      5,155.12
                                                         2014     15.29        15.85      5,071.41

BlackRock Bond Income Investment Division (Class B)..... 2005     41.62        41.78          0.00
                                                         2006     41.78        42.76          0.00
                                                         2007     42.76        44.54          0.00
                                                         2008     44.54        42.16          0.00
                                                         2009     42.16        45.24          0.00
                                                         2010     45.24        48.04        598.77
                                                         2011     48.04        50.18      1,042.77
                                                         2012     50.18        52.90      1,069.87
                                                         2013     52.90        51.46      1,057.68
                                                         2014     51.46        54.01      1,068.43

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     24.52        25.72          8.05
                                                         2006     25.72        54.54         26.26
                                                         2007     54.54        30.56      2,897.89
                                                         2008     30.56        19.01      4,436.61
                                                         2009     19.01        25.50      4,416.46
                                                         2010     25.50        29.94      3,363.97
                                                         2011     29.94        26.72      4,297.62
                                                         2012     26.72        29.95      3,477.78
                                                         2013     29.95        39.42      2,585.99
                                                         2014     39.42        42.08      2,298.35

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $16.52       $16.67          0.00
                                                              2007     16.67        16.99          0.00
                                                              2008     16.99         9.19          0.00
                                                              2009      9.19         9.56          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.93        10.23     24,066.00
                                                              2013     10.23        11.09      4,040.50
                                                              2014     11.09        11.54      3,913.57

BlackRock Large Cap Value Investment Division
  (Class B).................................................. 2005     11.68        12.12          0.00
                                                              2006     12.12        14.18          0.00
                                                              2007     14.18        14.37          0.00
                                                              2008     14.37         9.16          0.00
                                                              2009      9.16        10.00          0.00
                                                              2010     10.00        10.70      1,086.14
                                                              2011     10.70        10.73      1,781.60
                                                              2012     10.73        12.02      1,672.12
                                                              2013     12.02        15.56      1,353.08
                                                              2014     15.56        16.78      1,314.98

BlackRock Money Market Investment Division (Class B)......... 2005     20.31        20.48          0.00
                                                              2006     20.48        21.05          0.00
                                                              2007     21.05        21.68          0.00
                                                              2008     21.68        21.85          0.00
                                                              2009     21.85        21.53          0.00
                                                              2010     21.53        21.15          0.00
                                                              2011     21.15        20.79          0.00
                                                              2012     20.79        20.42          0.00
                                                              2013     20.42        20.07          0.00
                                                              2014     20.07        19.72          0.00

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.80        14.25     20,958.59
                                                              2006     14.25        19.27     32,445.59
                                                              2007     19.27        16.09     21,639.74
                                                              2008     16.09         9.22     16,664.71
                                                              2009      9.22        12.21     12,199.75
                                                              2010     12.21        13.93     10,380.04
                                                              2011     13.93        12.92      9,389.31
                                                              2012     12.92        16.00     10,302.57
                                                              2013     16.00        16.28      9,239.60
                                                              2014     16.28        18.12      7,332.72

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B).................................................. 2005   $  7.08      $  7.90          0.00
                                                              2006      7.90         7.63          0.00
                                                              2007      7.63         7.66          0.00
                                                              2008      7.66         4.59          0.00
                                                              2009      4.59         6.00          0.00
                                                              2010      6.00         7.29          0.00
                                                              2011      7.29         7.40          0.00
                                                              2012      7.40         8.62          0.00
                                                              2013      8.62        12.33          0.00
                                                              2014     12.33        14.41      3,424.07

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division (Class B)
  and before that MFS(R) Investors Trust Investment Division
  (Class B))................................................. 2005      8.35         8.77          0.00
                                                              2006      8.77         9.16          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division
  (Class B))................................................. 2006      9.12         9.76          0.00
                                                              2007      9.76         9.02          0.00
                                                              2008      9.02         4.02          0.00
                                                              2009      4.02         5.45          0.00
                                                              2010      5.45         5.75          0.00
                                                              2011      5.75         6.11          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)..................................... 2007    133.55       163.45        326.64
                                                              2008    163.45        93.15      2,011.44
                                                              2009     93.15       130.77      2,273.93
                                                              2010    130.77       140.58      2,171.15
                                                              2011    140.58       127.72      1,703.39
                                                              2012    127.72       153.75      2,297.07
                                                              2013    153.75       194.57      1,558.46
                                                              2014    194.57       202.39          0.00

Frontier Mid Cap Growth Investment Division (Class B)........ 2005     35.10        38.09         20.44
                                                              2006     38.09        39.85          0.00
                                                              2007     39.85        47.08          0.00
                                                              2008     47.08        25.05          0.00
                                                              2009     25.05        36.70        146.81
                                                              2010     36.70        41.47         19.24
                                                              2011     41.47        39.43         19.30
                                                              2012     39.43        42.89         18.12
                                                              2013     42.89        55.81         16.42
                                                              2014     55.81        60.81         16.16

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.81       $15.50          0.00
                                                           2006     15.50        19.63          0.00
                                                           2007     19.63        19.07          0.00
                                                           2008     19.07        11.08          0.00
                                                           2009     11.08        16.88        313.50
                                                           2010     16.88        19.31         96.20
                                                           2011     19.31        16.27        107.19
                                                           2012     16.27        20.66        105.71
                                                           2013     20.66        26.50         83.80
                                                           2014     26.50        24.53         92.99

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     99,549.16
                                                           2013      1.04         1.04     13,437.90
                                                           2014      1.04         1.08     12,026.56

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     21.19        23.30          0.00
                                                           2006     23.30        25.46          0.00
                                                           2007     25.46        25.82          0.00
                                                           2008     25.82        13.32          0.00
                                                           2009     13.32        19.34        137.79
                                                           2010     19.34        23.96         35.07
                                                           2011     23.96        21.97        365.37
                                                           2012     21.97        24.27          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))..................................... 2012     24.15        24.77        471.72
                                                           2013     24.77        31.72        465.89
                                                           2014     31.72        34.18        463.04

Invesco Small Cap Growth Investment Division (Class B).... 2005     12.03        12.80          0.00
                                                           2006     12.80        14.37          0.00
                                                           2007     14.37        15.68          0.00
                                                           2008     15.68         9.44        368.96
                                                           2009      9.44        12.41          0.00
                                                           2010     12.41        15.39          1.47
                                                           2011     15.39        14.96          0.00
                                                           2012     14.96        17.38          0.00
                                                           2013     17.38        23.95          0.00
                                                           2014     23.95        25.39          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.99       $ 4.79           0.00
                                                            2006      4.79         4.82           0.00
                                                            2007      4.82         5.28           0.00
                                                            2008      5.28         3.29           0.00
                                                            2009      3.29         4.51           0.00
                                                            2010      4.51         4.94           0.00
                                                            2011      4.94         4.86           0.00
                                                            2012      4.86         5.52       3,852.78
                                                            2013      5.52         7.42       3,798.40
                                                            2014      7.42         7.93       3,749.83

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.33         3.95           0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.83         8.48           0.00
                                                            2006      8.48         8.97       1,330.91
                                                            2007      8.97        10.07      13,084.61
                                                            2008     10.07         5.35      10,767.80
                                                            2009      5.35         7.55       7,283.21
                                                            2010      7.55         8.12       2,756.60
                                                            2011      8.12         7.87       2,563.09
                                                            2012      7.87         8.84           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     108,701.06
                                                            2013      1.04         1.14     100,507.52
                                                            2014      1.14         1.20      63,928.78

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.98        16.42       6,870.02
                                                            2014     16.42        16.70       6,861.93

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.96           0.00
                                                            2009      7.96        10.00         374.81
                                                            2010     10.00        10.99         312.24
                                                            2011     10.99        11.03       6,926.28
                                                            2012     11.03        12.19      12,579.99
                                                            2013     12.19        12.71           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     25.56        26.79           0.00
                                                            2006     26.79        30.65           0.00
                                                            2007     30.65        33.61           0.00
                                                            2008     33.61        21.12           0.00
                                                            2009     21.12        26.96           0.00
                                                            2010     26.96        33.71         103.47
                                                            2011     33.71        33.23         608.75
                                                            2012     33.23        37.31         587.41
                                                            2013     37.31        51.59         470.62
                                                            2014     51.59        52.47         476.46

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005    $ 9.63       $ 9.87          0.00
                                                            2006      9.87        10.65          0.00
                                                            2007     10.65        10.91          0.00
                                                            2008     10.91         6.29        554.05
                                                            2009      6.29         8.02          0.00
                                                            2010      8.02        10.35          2.17
                                                            2011     10.35        10.45          0.00
                                                            2012     10.45        11.39          0.00
                                                            2013     11.39        16.61          0.00
                                                            2014     16.61        16.47          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005     16.48        16.44        201.19
                                                            2006     16.44        17.63        183.25
                                                            2007     17.63        18.46          0.00
                                                            2008     18.46        14.76        627.99
                                                            2009     14.76        19.85        771.80
                                                            2010     19.85        22.03        759.32
                                                            2011     22.03        22.61        708.18
                                                            2012     22.61        25.10      4,115.14
                                                            2013     25.10        26.63      4,070.82
                                                            2014     26.63        27.43      4,035.86

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     31.37        33.82         28.78
                                                            2006     33.82        43.02         37.28
                                                            2007     43.02        34.04          0.00
                                                            2008     34.04        18.02          0.00
                                                            2009     18.02        25.00          0.00
                                                            2010     25.00        28.19          0.00
                                                            2011     28.19        29.50          0.00
                                                            2012     29.50        32.35          0.00
                                                            2013     32.35        43.39          0.00
                                                            2014     43.39        43.35          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.74          0.00
                                                            2012      9.74         9.99          0.00
                                                            2013      9.99         9.93          0.00
                                                            2014      9.93         9.86          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B))...................................... 2011     11.90        10.17          0.00
                                                            2012     10.17        11.67          0.00
                                                            2013     11.67        14.85          0.00
                                                            2014     14.85        15.33          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005    $ 9.99       $11.12           0.00
                                                          2006     11.12        12.64           0.00
                                                          2007     12.64        12.82           0.14
                                                          2008     12.82         7.50           0.00
                                                          2009      7.50         9.69           0.00
                                                          2010      9.69        11.02           0.16
                                                          2011     11.02        11.94           0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.27           0.00
                                                          2006     10.27        10.79       4,443.93
                                                          2007     10.79        11.19       7,507.03
                                                          2008     11.19         9.41      14,440.75
                                                          2009      9.41        11.15       4,435.17
                                                          2010     11.15        12.06       5,075.63
                                                          2011     12.06        12.24       4,740.14
                                                          2012     12.24        13.13       4,738.05
                                                          2013     13.13        13.45       7,222.41
                                                          2014     13.45        13.81       4,734.33

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005      9.99        10.49           0.00
                                                          2006     10.49        11.28      68,841.14
                                                          2007     11.28        11.61      11,197.95
                                                          2008     11.61         8.95      44,438.12
                                                          2009      8.95        10.87      39,230.81
                                                          2010     10.87        11.92      33,827.57
                                                          2011     11.92        11.83      31,656.67
                                                          2012     11.83        12.96      35,897.58
                                                          2013     12.96        14.13      47,826.99
                                                          2014     14.13        14.57      45,893.40

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.72       2,546.27
                                                          2006     10.72        11.78      22,134.36
                                                          2007     11.78        12.08     127,479.50
                                                          2008     12.08         8.47      91,170.91
                                                          2009      8.47        10.53     126,156.77
                                                          2010     10.53        11.71     131,067.79
                                                          2011     11.71        11.35     138,581.05
                                                          2012     11.35        12.63     145,923.16
                                                          2013     12.63        14.64     151,323.36
                                                          2014     14.64        15.12     140,345.65

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008    $ 9.99       $ 7.01           0.00
                                                         2009      7.01         8.86           0.00
                                                         2010      8.86         9.58           0.00
                                                         2011      9.58         9.25           0.00
                                                         2012      9.25        10.55           0.00
                                                         2013     10.55        11.35           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.42        12.99           0.00
                                                         2014     12.99        12.92           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.94           0.00
                                                         2006     10.94        12.28      46,956.99
                                                         2007     12.28        12.53     113,725.91
                                                         2008     12.53         7.99      73,977.92
                                                         2009      7.99        10.14      76,595.92
                                                         2010     10.14        11.43      63,428.61
                                                         2011     11.43        10.80      52,642.71
                                                         2012     10.80        12.25      53,414.87
                                                         2013     12.25        14.96      54,249.98
                                                         2014     14.96        15.47      59,233.89

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.96        10.40       1,522.78
                                                         2013     10.40        11.69      37,846.68
                                                         2014     11.69        12.59      36,853.54

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.84        14.14         176.38
                                                         2006     14.14        15.26         257.83
                                                         2007     15.26        16.12         182.82
                                                         2008     16.12        10.08         209.30
                                                         2009     10.08        13.54         308.29
                                                         2010     13.54        16.77         491.80
                                                         2011     16.77        16.12         628.91
                                                         2012     16.12        18.58         641.61
                                                         2013     18.58        24.26         558.68
                                                         2014     24.26        26.04         540.55

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.12           0.00
                                                         2014      1.12         1.20           0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B). 2005    $34.90       $35.80        761.21
                                                   2006     35.80        40.52        886.76
                                                   2007     40.52        41.80        769.18
                                                   2008     41.80        25.77        905.98
                                                   2009     25.77        31.88      2,128.35
                                                   2010     31.88        35.87      2,753.76
                                                   2011     35.87        35.83      2,668.71
                                                   2012     35.83        40.63      2,458.77
                                                   2013     40.63        52.59      2,198.25
                                                   2014     52.59        58.44      2,000.44

MFS(R) Research International Investment Division
  (Class B)....................................... 2005     11.03        12.63         78.00
                                                   2006     12.63        15.70        188.05
                                                   2007     15.70        17.48          0.00
                                                   2008     17.48         9.90          0.00
                                                   2009      9.90        12.80          0.00
                                                   2010     12.80        14.01        132.88
                                                   2011     14.01        12.29        143.50
                                                   2012     12.29        14.10        144.16
                                                   2013     14.10        16.52        134.13
                                                   2014     16.52        15.10        144.68

MFS(R) Total Return Investment Division (Class B). 2005     37.57        37.98      2,111.55
                                                   2006     37.98        41.77      3,022.66
                                                   2007     41.77        42.73      6,662.41
                                                   2008     42.73        32.61     10,151.25
                                                   2009     32.61        37.90      9,731.12
                                                   2010     37.90        40.90     10,501.07
                                                   2011     40.90        41.06      9,867.25
                                                   2012     41.06        44.90     10,088.62
                                                   2013     44.90        52.38      9,533.01
                                                   2014     52.38        55.77      7,688.95

MFS(R) Value Investment Division (Class B)........ 2005     12.81        12.38          0.00
                                                   2006     12.38        14.34          0.00
                                                   2007     14.34        13.52          0.00
                                                   2008     13.52         8.81          0.00
                                                   2009      8.81        10.44          0.00
                                                   2010     10.44        11.40          0.00
                                                   2011     11.40        11.28          0.00
                                                   2012     11.28        12.89          0.00
                                                   2013     12.89        17.15          0.00
                                                   2014     17.15        18.63          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))............................................... 2005    $24.91       $27.04          0.00
                                                            2006     27.04        29.67          0.00
                                                            2007     29.67        30.30          0.00
                                                            2008     30.30        18.13          0.00
                                                            2009     18.13        21.64          0.00
                                                            2010     21.64        24.30          0.00
                                                            2011     24.30        22.36          0.00
                                                            2012     22.36        25.37          0.00
                                                            2013     25.37        27.90          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.58          0.00
                                                            2009      6.58         8.08        971.40
                                                            2010      8.08         8.81      2,263.87
                                                            2011      8.81         8.61      1,721.37
                                                            2012      8.61         9.64      1,694.88
                                                            2013      9.64        10.55          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     12.29        14.24          0.00
                                                            2011     14.24        13.02          0.00
                                                            2012     13.02        13.99          0.00
                                                            2013     13.99        19.11          0.00
                                                            2014     19.11        18.97          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     16.05        16.82          0.00
                                                            2006     16.82        18.44          0.00
                                                            2007     18.44        19.59          0.00
                                                            2008     19.59         8.57          0.00
                                                            2009      8.57        11.25        465.88
                                                            2010     11.25        12.17          0.00

MSCI EAFE(R) Index Investment Division (Class B)........... 2005     10.88        12.08        784.62
                                                            2006     12.08        14.89        669.32
                                                            2007     14.89        16.17        531.12
                                                            2008     16.17         9.18        665.73
                                                            2009      9.18        11.57      1,172.79
                                                            2010     11.57        12.27      1,485.63
                                                            2011     12.27        10.53      1,654.64
                                                            2012     10.53        12.22      1,696.45
                                                            2013     12.22        14.59      1,579.21
                                                            2014     14.59        13.44      1,712.95

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B).. 2005    $17.84       $18.21         0.00
                                                         2006     18.21        20.84         0.00
                                                         2007     20.84        19.72         0.00
                                                         2008     19.72        11.91         0.00
                                                         2009     11.91        13.20         0.00
                                                         2010     13.20        15.74         0.00
                                                         2011     15.74        16.32         0.00
                                                         2012     16.32        17.60         0.00
                                                         2013     17.60        23.90         0.00
                                                         2014     23.90        23.42         0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B))............................................ 2005     13.41        14.24         0.00
                                                         2006     14.24        16.05        40.31
                                                         2007     16.05        15.34         0.00
                                                         2008     15.34         9.30         0.00
                                                         2009      9.30        12.50         0.00
                                                         2010     12.50        15.09         0.00
                                                         2011     15.09        14.04         0.00
                                                         2012     14.04        14.53         0.00
                                                         2013     14.53        15.74         0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     14.31        16.31         0.00
                                                         2006     16.31        18.65         0.00
                                                         2007     18.65        19.47         0.00
                                                         2008     19.47        11.37         0.00
                                                         2009     11.37        15.62         0.00
                                                         2010     15.62        17.80         0.00
                                                         2011     17.80        16.02         0.00
                                                         2012     16.02        19.07         0.00
                                                         2013     19.07        23.82         0.00
                                                         2014     23.82        23.91         0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.55       457.88
                                                         2009      6.55         8.54       456.53
                                                         2010      8.54         9.03       462.29
                                                         2011      9.03         8.26       456.54
                                                         2012      8.26         9.92       456.54
                                                         2013      9.92        10.54         0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03         0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006    $10.88       $10.96          0.00
                                                            2007     10.96        11.93        249.82
                                                            2008     11.93        10.91     12,891.35
                                                            2009     10.91        12.66     22,705.90
                                                            2010     12.66        13.41     27,018.22
                                                            2011     13.41        14.64     21,343.65
                                                            2012     14.64        15.70     33,607.84
                                                            2013     15.70        14.00     21,344.16
                                                            2014     14.00        14.15     20,065.63

PIMCO Total Return Investment Division (Class B)........... 2005     11.92        11.98          0.00
                                                            2006     11.98        12.31          0.00
                                                            2007     12.31        13.01          0.00
                                                            2008     13.01        12.83        829.01
                                                            2009     12.83        14.88        915.08
                                                            2010     14.88        15.82      2,111.02
                                                            2011     15.82        16.04      6,503.40
                                                            2012     16.04        17.22     11,959.43
                                                            2013     17.22        16.60     12,729.72
                                                            2014     16.60        16.99     12,930.82

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.73        10.87          0.00
                                                            2013     10.87        10.20          0.00
                                                            2014     10.20        10.78          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.72          0.00
                                                            2014     10.72        11.45          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     15.09        15.47        159.60
                                                            2006     15.47        17.87        291.07
                                                            2007     17.87        17.26        168.48
                                                            2008     17.26        11.25        507.15
                                                            2009     11.25        13.89        296.58
                                                            2010     13.89        17.28        263.85
                                                            2011     17.28        16.25        258.61
                                                            2012     16.25        18.53        254.59
                                                            2013     18.53        25.16        220.61
                                                            2014     25.16        25.91        221.71

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.15          0.00
                                                            2014      1.15         1.22          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.49       $11.11          0.00
                                                          2007     11.11        11.50          0.00
                                                          2008     11.50         8.47          0.00
                                                          2009      8.47        10.39          0.00
                                                          2010     10.39        11.46     33,962.01
                                                          2011     11.46        11.39     33,740.63
                                                          2012     11.39        12.62     16,670.59
                                                          2013     12.62        14.01     15,572.50
                                                          2014     14.01        14.57     14,546.12

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.68        11.36          0.00
                                                          2007     11.36        11.79        641.07
                                                          2008     11.79         7.76          0.00
                                                          2009      7.76         9.85          0.00
                                                          2010      9.85        11.05          1.14
                                                          2011     11.05        10.63      7,294.04
                                                          2012     10.63        12.01      7,265.68
                                                          2013     12.01        13.94      7,240.24
                                                          2014     13.94        14.43          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.84        12.37          0.00
                                                          2006     12.37        13.72          0.00
                                                          2007     13.72        14.72          0.00
                                                          2008     14.72         8.38          0.00
                                                          2009      8.38        11.79          0.00
                                                          2010     11.79        13.52          0.00
                                                          2011     13.52        13.11          0.00
                                                          2012     13.11        15.29          0.00
                                                          2013     15.29        20.85      1,499.42
                                                          2014     20.85        22.30      1,418.34

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.28         4.67     12,268.89
                                                          2006      4.67         4.83     12,506.14
                                                          2007      4.83         6.24     12,278.46
                                                          2008      6.24         3.41     12,268.89
                                                          2009      3.41         5.32     12,789.87
                                                          2010      5.32         6.68     12,780.84
                                                          2011      6.68         5.92     16,042.85
                                                          2012      5.92         6.52      4,031.03
                                                          2013      6.52         6.81          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 7.02       $ 7.90          0.00
                                                       2006      7.90         8.24          0.00
                                                       2007      8.24         9.53          0.00
                                                       2008      9.53         5.64          0.00
                                                       2009      5.64         8.06          0.00
                                                       2010      8.06        10.12        340.35
                                                       2011     10.12         9.78      2,008.40
                                                       2012      9.78        10.93      1,962.07
                                                       2013     10.93        14.67      1,662.19
                                                       2014     14.67        16.25      1,532.25

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.84        13.97          0.00
                                                       2006     13.97        14.22          0.00
                                                       2007     14.22        15.31          0.00
                                                       2008     15.31         9.58          0.00
                                                       2009      9.58        13.05          0.00
                                                       2010     13.05        17.27          0.00
                                                       2011     17.27        17.22        213.99
                                                       2012     17.22        19.61        282.56
                                                       2013     19.61        27.78        281.16
                                                       2014     27.78        29.11        279.88

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     19.08        19.23        366.89
                                                       2006     19.23        19.81        397.25
                                                       2007     19.81        20.19        316.42
                                                       2008     20.19        16.82        902.52
                                                       2009     16.82        21.80        973.25
                                                       2010     21.80        24.09        942.11
                                                       2011     24.09        25.05        906.07
                                                       2012     25.05        27.39        551.99
                                                       2013     27.39        27.14        519.86
                                                       2014     27.14        28.08        492.81

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     15.23        15.18        933.66
                                                       2006     15.18        15.50        916.62
                                                       2007     15.50        15.84        398.04
                                                       2008     15.84        15.48      1,438.15
                                                       2009     15.48        15.84      2,228.64
                                                       2010     15.84        16.42      2,183.04
                                                       2011     16.42        16.98      2,158.89
                                                       2012     16.98        17.19      1,667.60
                                                       2013     17.19        16.74      1,608.68
                                                       2014     16.74        16.87      1,543.13

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $35.73       $36.10       533.89
                                                            2006     36.10        39.11         0.00
                                                            2007     39.11        40.59         0.00
                                                            2008     40.59        29.92         0.00
                                                            2009     29.92        34.40         0.00
                                                            2010     34.40        36.95         0.00
                                                            2011     36.95        37.62         0.00
                                                            2012     37.62        41.44         0.00
                                                            2013     41.44        48.98         0.00
                                                            2014     48.98        53.08         0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     29.67        32.07        30.21
                                                            2006     32.07        44.60        36.03
                                                            2007     44.60        36.94         0.00
                                                            2008     36.94        21.95       432.80
                                                            2009     21.95        28.40       490.13
                                                            2010     28.40        31.17       585.64
                                                            2011     31.17        29.33       551.92
                                                            2012     29.33        32.45       490.79
                                                            2013     32.45        42.53       444.65
                                                            2014     42.53        46.12       415.28

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     60.89        61.82         0.00
                                                            2006     61.82        69.16         0.00
                                                            2007     69.16        72.45         0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     71.84        72.29         0.00
                                                            2008     72.29        44.53         0.00
                                                            2009     44.53        52.15         0.00
                                                            2010     52.15        57.63         0.00
                                                            2011     57.63        56.78         0.00
                                                            2012     56.78        63.27         0.00
                                                            2013     63.27        83.49         0.00
                                                            2014     83.49        93.13         0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.00 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 14.04      $ 14.68          0.00
                                                       2007     14.68        14.87          0.00
                                                       2008     14.87        13.21      1,130.12
                                                       2009     13.21        14.58      1,257.47
                                                       2010     14.58        15.21      1,177.60
                                                       2011     15.21        15.82      1,096.61
                                                       2012     15.82        16.34        997.21
                                                       2013     16.34        15.67        922.71
                                                       2014     15.67        16.17        867.40

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.75        23.04         42.87
                                                       2006     23.04        28.01         58.25
                                                       2007     28.01        33.34          0.00
                                                       2008     33.34        15.18          0.00
                                                       2009     15.18        24.01        217.56
                                                       2010     24.01        28.81          1.01
                                                       2011     28.81        22.83          0.00
                                                       2012     22.83        26.45          0.00
                                                       2013     26.45        33.26          0.00
                                                       2014     33.26        33.29          0.00

American Funds Growth Investment Division (Class 2)... 2005    112.92       128.61         30.26
                                                       2006    128.61       138.96         46.32
                                                       2007    138.96       153.01          0.00
                                                       2008    153.01        84.02          0.00
                                                       2009     84.02       114.82          0.00
                                                       2010    114.82       133.57          0.00
                                                       2011    133.57       125.33          0.00
                                                       2012    125.33       144.81          0.00
                                                       2013    144.81       184.68          0.00
                                                       2014    184.68       196.43          0.00

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2005     86.22        89.45         32.66
                                                       2006     89.45       101.01         47.81
                                                       2007    101.01       103.99          0.00
                                                       2008    103.99        63.35        156.59
                                                       2009     63.35        81.49        177.65
                                                       2010     81.49        89.01        165.64
                                                       2011     89.01        85.65        239.51
                                                       2012     85.65        98.62        252.18
                                                       2013     98.62       129.06        240.32
                                                       2014    129.06       139.95        231.77

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.85 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.17      $ 10.48     36,328.12
                                                        2013     10.48        11.44     37,078.47
                                                        2014     11.44        12.05     33,782.69

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     14.04        14.68        285.76
                                                        2007     14.68        14.87      2,966.80
                                                        2008     14.87        13.21      5,323.72
                                                        2009     13.21        14.58      5,861.01
                                                        2010     14.58        15.21     11,666.92
                                                        2011     15.21        15.82      6,677.55
                                                        2012     15.82        16.34      6,740.41
                                                        2013     16.34        15.67      6,364.76
                                                        2014     15.67        16.17      6,343.69

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.75        23.04     41,539.10
                                                        2006     23.04        28.01     76,385.21
                                                        2007     28.01        33.34     66,717.75
                                                        2008     33.34        15.18     60,337.00
                                                        2009     15.18        24.01     55,245.60
                                                        2010     24.01        28.81     65,640.24
                                                        2011     28.81        22.83     52,057.82
                                                        2012     22.83        26.45     49,747.37
                                                        2013     26.45        33.26     47,742.34
                                                        2014     33.26        33.29     44,505.32

American Funds Growth Investment Division+ (Class 2)... 2005    112.86       128.55     19,557.50
                                                        2006    128.55       138.89     18,383.62
                                                        2007    138.89       152.93     16,417.04
                                                        2008    152.93        83.98     14,835.46
                                                        2009     83.98       114.76     13,657.62
                                                        2010    114.76       133.51     17,941.24
                                                        2011    133.51       125.27     13,126.35
                                                        2012    125.27       144.74     12,739.62
                                                        2013    144.74       184.59     11,411.71
                                                        2014    184.59       196.33      9,939.11

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 86.18      $ 89.40      20,444.99
                                                           2006     89.40       100.96      18,095.73
                                                           2007    100.96       103.94      16,950.80
                                                           2008    103.94        63.31      13,873.69
                                                           2009     63.31        81.45      12,956.38
                                                           2010     81.45        88.96      18,114.74
                                                           2011     88.96        85.61      14,345.28
                                                           2012     85.61        98.57      13,169.67
                                                           2013     98.57       128.99      11,922.99
                                                           2014    128.99       139.89      10,948.43

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98      87,557.69
                                                           2009      6.98         8.87      41,711.76
                                                           2010      8.87         9.77      92,828.41
                                                           2011      9.77         9.38     107,643.05
                                                           2012      9.38        10.46      93,625.56
                                                           2013     10.46        12.17     102,691.85
                                                           2014     12.17        12.67     101,407.49

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.34     147,345.36
                                                           2009      6.34         8.34     276,752.11
                                                           2010      8.34         9.29     280,633.32
                                                           2011      9.29         8.69     227,683.77
                                                           2012      8.69         9.91     128,836.99
                                                           2013      9.91        12.17     125,164.05
                                                           2014     12.17        12.71     120,012.58

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.66      52,675.94
                                                           2009      7.66         9.28      72,355.31
                                                           2010      9.28        10.01     112,893.27
                                                           2011     10.01         9.84     147,367.31
                                                           2012      9.84        10.71     213,362.17
                                                           2013     10.71        11.94     249,483.31
                                                           2014     11.94        12.43     198,580.31

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.10        11.47      39,211.34
                                                           2013     11.47        10.88      40,591.22
                                                           2014     10.88        11.10      40,042.72

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.69       $14.65      10,628.57
                                                         2006     14.65        16.72      23,054.77
                                                         2007     16.72        18.06      44,197.05
                                                         2008     18.06         9.88      79,005.37
                                                         2009      9.88        11.83      66,649.39
                                                         2010     11.83        12.41      60,839.58
                                                         2011     12.41         9.73      59,636.67
                                                         2012      9.73        11.40      57,539.03
                                                         2013     11.40        12.88      53,025.11
                                                         2014     12.88        12.22      50,568.75

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.42        12.42     259,575.03
                                                         2006     12.42        12.66     298,677.10
                                                         2007     12.66        13.25     386,972.91
                                                         2008     13.25        13.74     275,501.13
                                                         2009     13.74        14.16     270,397.68
                                                         2010     14.16        14.69     274,320.10
                                                         2011     14.69        15.48     292,326.64
                                                         2012     15.48        15.74     293,949.03
                                                         2013     15.74        15.06     279,099.12
                                                         2014     15.06        15.60     243,446.04

BlackRock Bond Income Investment Division (Class B)..... 2005     40.74        40.86      25,429.41
                                                         2006     40.86        41.77      41,165.96
                                                         2007     41.77        43.47      54,499.65
                                                         2008     43.47        41.11      39,516.18
                                                         2009     41.11        44.06      32,834.42
                                                         2010     44.06        46.74      30,160.60
                                                         2011     46.74        48.78      26,212.18
                                                         2012     48.78        51.37      26,074.81
                                                         2013     51.37        49.92      32,685.99
                                                         2014     49.92        52.34      30,114.27

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     24.27        25.44       4,568.51
                                                         2006     25.44        25.94       8,075.47
                                                         2007     25.94        30.16      38,186.68
                                                         2008     30.16        18.74      37,676.48
                                                         2009     18.74        25.12      58,160.77
                                                         2010     25.12        29.46      54,177.76
                                                         2011     29.46        26.27      56,007.83
                                                         2012     26.27        29.41      52,734.20
                                                         2013     29.41        38.67      51,250.94
                                                         2014     38.67        41.24      51,704.17

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $16.36       $16.50         912.12
                                                              2007     16.50        16.80       1,642.68
                                                              2008     16.80         9.07      42,086.33
                                                              2009      9.07         9.44           0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.92        10.21      28,540.25
                                                              2013     10.21        11.06      31,361.72
                                                              2014     11.06        11.50      27,373.49

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.65        12.07      24,302.59
                                                              2006     12.07        14.12      75,219.82
                                                              2007     14.12        14.29     130,341.51
                                                              2008     14.29         9.10     107,190.43
                                                              2009      9.10         9.92     109,730.76
                                                              2010      9.92        10.61      91,050.02
                                                              2011     10.61        10.63      96,897.27
                                                              2012     10.63        11.89      82,900.31
                                                              2013     11.89        15.38      79,654.05
                                                              2014     15.38        16.57      77,384.59

BlackRock Money Market Investment Division (Class B)......... 2005     19.88        20.03       8,434.82
                                                              2006     20.03        20.56       9,432.79
                                                              2007     20.56        21.15      10,237.43
                                                              2008     21.15        21.30      35,755.34
                                                              2009     21.30        20.97      16,458.29
                                                              2010     20.97        20.58      16,147.09
                                                              2011     20.58        20.21      15,023.94
                                                              2012     20.21        19.83      19,766.44
                                                              2013     19.83        19.47      19,316.56
                                                              2014     19.47        19.11      17,272.15

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.79        14.23     123,861.73
                                                              2006     14.23        19.22     225,365.42
                                                              2007     19.22        16.03     213,683.63
                                                              2008     16.03         9.18     192,656.00
                                                              2009      9.18        12.14     165,693.92
                                                              2010     12.14        13.83     161,281.40
                                                              2011     13.83        12.82     149,165.50
                                                              2012     12.82        15.86     146,882.24
                                                              2013     15.86        16.12     134,540.85
                                                              2014     16.12        17.92     122,584.89

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B)................................................. 2005   $  7.05      $  7.86       7,035.25
                                                             2006      7.86         7.58      18,287.94
                                                             2007      7.58         7.61      18,448.84
                                                             2008      7.61         4.55      21,058.19
                                                             2009      4.55         5.94      19,270.69
                                                             2010      5.94         7.22      17,724.75
                                                             2011      7.22         7.32      59,353.57
                                                             2012      7.32         8.52      55,868.42
                                                             2013      8.52        12.18      73,458.68
                                                             2014     12.18        14.21     161,178.39

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and
  before that MFS(R) Investors Trust Investment Division
  (Class B))................................................ 2005      8.31         8.72       3,593.59
                                                             2006      8.72         9.10      12,123.92

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B))......... 2006      9.06         9.68      23,737.63
                                                             2007      9.68         8.94      35,679.58
                                                             2008      8.94         3.98      20,365.71
                                                             2009      3.98         5.39      19,028.01
                                                             2010      5.39         5.68      20,168.70
                                                             2011      5.68         6.04           0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007).................................... 2007    130.24       159.29       2,823.16
                                                             2008    159.29        90.69      15,989.43
                                                             2009     90.69       127.18      14,767.01
                                                             2010    127.18       136.59      11,694.97
                                                             2011    136.59       123.97      11,927.68
                                                             2012    123.97       149.09      12,613.41
                                                             2013    149.09       188.48      11,531.14
                                                             2014    188.48       195.99           0.00

Frontier Mid Cap Growth Investment Division (Class B)....... 2005     34.52        37.42       2,919.02
                                                             2006     37.42        39.12       6,593.98
                                                             2007     39.12        46.17      15,811.45
                                                             2008     46.17        24.54      14,508.19
                                                             2009     24.54        35.91      13,307.36
                                                             2010     35.91        40.54      11,876.42
                                                             2011     40.54        38.51      13,552.42
                                                             2012     38.51        41.84      13,915.50
                                                             2013     41.84        54.40      12,698.09
                                                             2014     54.40        59.21      12,023.96

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.76       $15.44      51,829.46
                                                           2006     15.44        19.53     114,085.91
                                                           2007     19.53        18.95     145,783.34
                                                           2008     18.95        11.00     133,439.40
                                                           2009     11.00        16.74     116,903.41
                                                           2010     16.74        19.13     105,318.31
                                                           2011     19.13        16.10     102,662.39
                                                           2012     16.10        20.43      94,226.71
                                                           2013     20.43        26.17      90,434.52
                                                           2014     26.17        24.21      89,997.29

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04      65,357.54
                                                           2013      1.04         1.04     154,387.27
                                                           2014      1.04         1.08     190,261.19

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     21.06        23.14      86,924.58
                                                           2006     23.14        25.26     128,208.60
                                                           2007     25.26        25.58     160,955.45
                                                           2008     25.58        13.19     161,514.70
                                                           2009     13.19        19.13     127,623.80
                                                           2010     19.13        23.67     121,194.18
                                                           2011     23.67        21.69     114,900.12
                                                           2012     21.69        23.95           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.83        24.42      99,368.27
                                                           2013     24.42        31.24      88,584.76
                                                           2014     31.24        33.63      86,358.64

Invesco Small Cap Growth Investment Division (Class B).... 2005     12.00        12.75       6,758.71
                                                           2006     12.75        14.29      11,749.55
                                                           2007     14.29        15.58      11,000.38
                                                           2008     15.58         9.37      13,182.43
                                                           2009      9.37        12.31      12,098.13
                                                           2010     12.31        15.25       9,542.78
                                                           2011     15.25        14.81       5,897.91
                                                           2012     14.81        17.19      10,910.86
                                                           2013     17.19        23.66      14,017.03
                                                           2014     23.66        25.06      12,717.74

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.97       $ 4.76       2,883.67
                                                            2006      4.76         4.79       9,227.62
                                                            2007      4.79         5.24      25,032.72
                                                            2008      5.24         3.26     118,653.55
                                                            2009      3.26         4.47     136,366.99
                                                            2010      4.47         4.88     131,867.06
                                                            2011      4.88         4.81     145,128.63
                                                            2012      4.81         5.45     223,064.91
                                                            2013      5.45         7.32     194,249.24
                                                            2014      7.32         7.81     183,490.96

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.31         3.93         166.45

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.79         8.44       7,145.14
                                                            2006      8.44         8.91      11,798.94
                                                            2007      8.91        10.00      41,752.68
                                                            2008     10.00         5.30      72,395.10
                                                            2009      5.30         7.49      74,156.09
                                                            2010      7.49         8.04      66,802.35
                                                            2011      8.04         7.78      61,198.61
                                                            2012      7.78         8.74           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     273,154.35
                                                            2013      1.04         1.14     279,535.64
                                                            2014      1.14         1.19     359,246.17

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.87        16.30      26,218.96
                                                            2014     16.30        16.55      24,495.57

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.96      14,695.76
                                                            2009      7.96         9.99      25,571.42
                                                            2010      9.99        10.96      33,936.61
                                                            2011     10.96        10.99      51,071.83
                                                            2012     10.99        12.14      28,965.53
                                                            2013     12.14        12.65           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     25.29        26.48       8,531.22
                                                            2006     26.48        30.26      18,511.16
                                                            2007     30.26        33.16      32,070.75
                                                            2008     33.16        20.81      32,360.95
                                                            2009     20.81        26.54      27,410.24
                                                            2010     26.54        33.15      22,587.22
                                                            2011     33.15        32.65      19,405.16
                                                            2012     32.65        36.62      15,491.86
                                                            2013     36.62        50.58      19,129.27
                                                            2014     50.58        51.39      18,790.82

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................. 2005    $ 9.59       $ 9.83      4,382.34
                                                             2006      9.83        10.59     10,108.02
                                                             2007     10.59        10.84     13,924.63
                                                             2008     10.84         6.24     40,879.03
                                                             2009      6.24         7.95     42,536.27
                                                             2010      7.95        10.25     38,830.05
                                                             2011     10.25        10.34     37,833.86
                                                             2012     10.34        11.26     36,932.42
                                                             2013     11.26        16.40     34,517.78
                                                             2014     16.40        16.25     29,735.17

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................. 2005     16.34        16.28     22,220.05
                                                             2006     16.28        17.45     46,666.36
                                                             2007     17.45        18.25     77,204.80
                                                             2008     18.25        14.58     70,769.72
                                                             2009     14.58        19.58     76,881.91
                                                             2010     19.58        21.71     61,005.86
                                                             2011     21.71        22.26     58,326.73
                                                             2012     22.26        24.68     50,135.02
                                                             2013     24.68        26.16     44,303.48
                                                             2014     26.16        26.92     51,555.69

Met/Artisan Mid Cap Value Investment Division (Class B)..... 2005     31.01        33.40     39,037.45
                                                             2006     33.40        36.78     53,222.82
                                                             2007     36.78        33.55     53,625.69
                                                             2008     33.55        17.74     38,133.17
                                                             2009     17.74        24.58     33,716.72
                                                             2010     24.58        27.70     28,757.43
                                                             2011     27.70        28.96     28,001.57
                                                             2012     28.96        31.71     27,528.89
                                                             2013     31.71        42.50     26,511.71
                                                             2014     42.50        42.42     23,985.78

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)...................................... 2011      9.98         9.73          0.00
                                                             2012      9.73         9.97        205.51
                                                             2013      9.97         9.90        992.86
                                                             2014      9.90         9.83      3,311.41

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  (Class B))................................................ 2011     11.83        10.10     39,482.38
                                                             2012     10.10        11.58     72,090.65
                                                             2013     11.58        14.72     44,494.09
                                                             2014     14.72        15.18     28,881.04

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  and before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005    $ 9.99       $11.11         225.18
                                                             2006     11.11        12.62       6,219.56
                                                             2007     12.62        12.79      28,330.13
                                                             2008     12.79         7.47      52,024.45
                                                             2009      7.47         9.65      39,251.30
                                                             2010      9.65        10.96      36,046.40
                                                             2011     10.96        11.87           0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.26       3,874.57
                                                             2006     10.26        10.77      18,659.38
                                                             2007     10.77        11.16     164,718.99
                                                             2008     11.16         9.38     249,320.59
                                                             2009      9.38        11.10     295,834.39
                                                             2010     11.10        11.99     364,185.87
                                                             2011     11.99        12.15     247,274.72
                                                             2012     12.15        13.03     242,659.02
                                                             2013     13.03        13.33     203,826.24
                                                             2014     13.33        13.68     147,937.44

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)................. 2005      9.99        10.48      70,714.08
                                                             2006     10.48        11.26     187,956.39
                                                             2007     11.26        11.58     769,427.45
                                                             2008     11.58         8.91     718,875.03
                                                             2009      8.91        10.82     689,464.20
                                                             2010     10.82        11.85     679,504.66
                                                             2011     11.85        11.76     689,434.95
                                                             2012     11.76        12.86     593,410.80
                                                             2013     12.86        14.01     556,247.17
                                                             2014     14.01        14.43     572,208.09

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.71      85,846.97
                                                             2006     10.71        11.76     463,035.46
                                                             2007     11.76        12.05     763,832.68
                                                             2008     12.05         8.44     916,612.54
                                                             2009      8.44        10.48     898,480.54
                                                             2010     10.48        11.64     871,178.91
                                                             2011     11.64        11.28     790,039.66
                                                             2012     11.28        12.53     727,626.16
                                                             2013     12.53        14.52     711,546.34
                                                             2014     14.52        14.97     669,450.61

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008    $ 9.99       $ 7.01       27,757.88
                                                         2009      7.01         8.84       29,159.66
                                                         2010      8.84         9.55       30,054.79
                                                         2011      9.55         9.21       39,217.91
                                                         2012      9.21        10.50       24,558.71
                                                         2013     10.50        11.29            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.36        12.92       17,107.02
                                                         2014     12.92        12.85            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.94      122,891.77
                                                         2006     10.94        12.26      419,480.40
                                                         2007     12.26        12.50    1,035,764.98
                                                         2008     12.50         7.96      944,219.59
                                                         2009      7.96        10.09      828,754.44
                                                         2010     10.09        11.36      747,994.99
                                                         2011     11.36        10.73      607,712.81
                                                         2012     10.73        12.16      556,135.75
                                                         2013     12.16        14.83      569,978.87
                                                         2014     14.83        15.32      540,955.10

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.95        10.38       37,065.88
                                                         2013     10.38        11.66       48,363.40
                                                         2014     11.66        12.55       80,075.64

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.79        14.06       79,289.13
                                                         2006     14.06        15.16       93,502.64
                                                         2007     15.16        16.00      132,264.26
                                                         2008     16.00         9.99      125,998.49
                                                         2009      9.99        13.42       95,821.66
                                                         2010     13.42        16.59       84,207.54
                                                         2011     16.59        15.93       92,308.98
                                                         2012     15.93        18.35       90,581.77
                                                         2013     18.35        23.93       87,357.38
                                                         2014     23.93        25.66       80,729.51

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.12       18,031.07
                                                         2014      1.12         1.20      105,147.77

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B). 2005    $34.39       $35.24     137,284.94
                                                   2006     35.24        39.85     143,558.08
                                                   2007     39.85        41.07     171,795.93
                                                   2008     41.07        25.29     169,992.47
                                                   2009     25.29        31.26     156,864.49
                                                   2010     31.26        35.14     147,419.32
                                                   2011     35.14        35.06     171,126.61
                                                   2012     35.06        39.72     159,216.78
                                                   2013     39.72        51.35     139,541.77
                                                   2014     51.35        57.02     114,775.88

MFS(R) Research International Investment Division
  (Class B)....................................... 2005     10.99        12.56      31,239.40
                                                   2006     12.56        15.61      55,909.20
                                                   2007     15.61        17.36     100,997.39
                                                   2008     17.36         9.82     106,004.96
                                                   2009      9.82        12.68      92,087.94
                                                   2010     12.68        13.87      72,158.50
                                                   2011     13.87        12.16      62,231.60
                                                   2012     12.16        13.93      53,131.96
                                                   2013     13.93        16.31      48,623.59
                                                   2014     16.31        14.90      42,144.23

MFS(R) Total Return Investment Division (Class B). 2005     36.91        37.27      21,930.33
                                                   2006     37.27        40.96      12,278.96
                                                   2007     40.96        41.86      22,416.46
                                                   2008     41.86        31.91      26,643.32
                                                   2009     31.91        37.05      22,585.73
                                                   2010     37.05        39.94      32,559.36
                                                   2011     39.94        40.06      30,280.10
                                                   2012     40.06        43.76      22,203.89
                                                   2013     43.76        51.00      21,206.04
                                                   2014     51.00        54.25      19,940.58

MFS(R) Value Investment Division (Class B)........ 2005     12.73        12.29      94,008.85
                                                   2006     12.29        14.22     131,465.63
                                                   2007     14.22        13.40     148,236.20
                                                   2008     13.40         8.72     102,395.94
                                                   2009      8.72        10.32      82,838.62
                                                   2010     10.32        11.26      79,870.58
                                                   2011     11.26        11.13      83,615.84
                                                   2012     11.13        12.71      77,151.18
                                                   2013     12.71        16.89      88,867.08
                                                   2014     16.89        18.33      81,844.41

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))............................................... 2005    $24.62       $26.70      17,700.78
                                                            2006     26.70        29.26      29,405.15
                                                            2007     29.26        29.86      36,516.85
                                                            2008     29.86        17.85      19,286.63
                                                            2009     17.85        21.28      17,475.22
                                                            2010     21.28        23.88      13,723.03
                                                            2011     23.88        21.94      12,717.08
                                                            2012     21.94        24.87      14,192.99
                                                            2013     24.87        27.34           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.57       2,792.31
                                                            2009      6.57         8.06       6,100.76
                                                            2010      8.06         8.79      25,257.28
                                                            2011      8.79         8.58      12,112.32
                                                            2012      8.58         9.59       6,355.73
                                                            2013      9.59        10.49           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     12.13        14.04      41,223.63
                                                            2011     14.04        12.83      34,027.59
                                                            2012     12.83        13.77      31,315.94
                                                            2013     13.77        18.79      27,268.46
                                                            2014     18.79        18.63      23,581.57

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     15.92        16.67      14,255.47
                                                            2006     16.67        18.26      16,262.91
                                                            2007     18.26        19.38      28,232.01
                                                            2008     19.38         8.47      38,181.84
                                                            2009      8.47        11.11      31,711.28
                                                            2010     11.11        12.01           0.00

MSCI EAFE(R) Index Investment Division (Class B)........... 2005     10.81        11.99     109,187.10
                                                            2006     11.99        14.77     108,247.58
                                                            2007     14.77        16.02     163,313.93
                                                            2008     16.02         9.09     172,688.21
                                                            2009      9.09        11.44     159,973.37
                                                            2010     11.44        12.12     152,113.21
                                                            2011     12.12        10.40     180,398.85
                                                            2012     10.40        12.05     176,968.06
                                                            2013     12.05        14.37     136,873.24
                                                            2014     14.37        13.22     129,600.27

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B).. 2005    $17.76       $18.12      81,971.87
                                                         2006     18.12        20.71     103,214.52
                                                         2007     20.71        19.58     100,523.59
                                                         2008     19.58        11.81      86,090.41
                                                         2009     11.81        13.08      67,620.04
                                                         2010     13.08        15.58      65,563.25
                                                         2011     15.58        16.14      64,459.75
                                                         2012     16.14        17.38      60,626.93
                                                         2013     17.38        23.58      57,320.15
                                                         2014     23.58        23.08      55,376.06

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005     13.37        14.18       8,881.48
                                                         2006     14.18        15.96      11,450.66
                                                         2007     15.96        15.24      29,761.50
                                                         2008     15.24         9.23      18,296.07
                                                         2009      9.23        12.39      19,436.74
                                                         2010     12.39        14.95      15,581.38
                                                         2011     14.95        13.90      15,243.07
                                                         2012     13.90        14.37      12,198.72
                                                         2013     14.37        15.56           0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     14.20        16.16      11,094.06
                                                         2006     16.16        18.46      20,708.84
                                                         2007     18.46        19.26      39,616.94
                                                         2008     19.26        11.24      58,993.08
                                                         2009     11.24        15.42      55,937.51
                                                         2010     15.42        17.55      56,343.88
                                                         2011     17.55        15.78      60,874.45
                                                         2012     15.78        18.77      57,462.68
                                                         2013     18.77        23.42      56,332.95
                                                         2014     23.42        23.49      53,468.30

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54         602.30
                                                         2009      6.54         8.52       5,169.57
                                                         2010      8.52         9.01       3,325.29
                                                         2011      9.01         8.23       3,156.99
                                                         2012      8.23         9.88       1,369.79
                                                         2013      9.88        10.48           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03      54,517.11

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006    $10.84       $10.92       8,750.65
                                                            2007     10.92        11.87      42,316.60
                                                            2008     11.87        10.85     158,096.40
                                                            2009     10.85        12.58     172,066.28
                                                            2010     12.58        13.30     193,971.91
                                                            2011     13.30        14.52     190,819.19
                                                            2012     14.52        15.55     228,919.55
                                                            2013     15.55        13.85     183,200.40
                                                            2014     13.85        13.99     154,952.21

PIMCO Total Return Investment Division (Class B)........... 2005     11.88        11.92     118,147.15
                                                            2006     11.92        12.23     148,988.71
                                                            2007     12.23        12.92     187,733.26
                                                            2008     12.92        12.73     138,733.24
                                                            2009     12.73        14.75     173,517.93
                                                            2010     14.75        15.66     170,359.73
                                                            2011     15.66        15.87     168,837.45
                                                            2012     15.87        17.02     179,548.12
                                                            2013     17.02        16.39     151,516.07
                                                            2014     16.39        16.76     132,518.39

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.72        10.85       9,190.40
                                                            2013     10.85        10.17       7,444.31
                                                            2014     10.17        10.74       8,952.73

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71           0.00
                                                            2014     10.71        11.43       5,031.27

Russell 2000(R) Index Investment Division (Class B)........ 2005     15.00        15.36      54,386.94
                                                            2006     15.36        17.73      77,172.79
                                                            2007     17.73        17.10      97,412.29
                                                            2008     17.10        11.13      79,333.26
                                                            2009     11.13        13.74      64,534.09
                                                            2010     13.74        17.07      60,576.27
                                                            2011     17.07        16.04      63,260.44
                                                            2012     16.04        18.27      61,719.12
                                                            2013     18.27        24.79      50,881.97
                                                            2014     24.79        25.49      47,558.61

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      35,337.19
                                                            2013      1.06         1.15      55,458.31
                                                            2014      1.15         1.21     102,806.40

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.48       $11.09          50.25
                                                          2007     11.09        11.48       1,993.28
                                                          2008     11.48         8.44       1,263.77
                                                          2009      8.44        10.35      26,517.02
                                                          2010     10.35        11.40      26,197.60
                                                          2011     11.40        11.31      64,333.23
                                                          2012     11.31        12.53      74,835.87
                                                          2013     12.53        13.90      78,621.84
                                                          2014     13.90        14.43      61,527.31

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.67        11.35          78.81
                                                          2007     11.35        11.76      16,119.87
                                                          2008     11.76         7.74       3,343.40
                                                          2009      7.74         9.81       6,822.99
                                                          2010      9.81        10.99      28,040.12
                                                          2011     10.99        10.56      30,414.23
                                                          2012     10.56        11.93      40,538.00
                                                          2013     11.93        13.82      35,136.81
                                                          2014     13.82        14.30      89,460.69

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.77        12.28      31,767.70
                                                          2006     12.28        13.61      39,997.07
                                                          2007     13.61        14.58      52,982.35
                                                          2008     14.58         8.30      59,491.81
                                                          2009      8.30        11.66      46,445.84
                                                          2010     11.66        13.36      42,190.16
                                                          2011     13.36        12.94      41,424.25
                                                          2012     12.94        15.07      45,297.83
                                                          2013     15.07        20.54      86,860.56
                                                          2014     20.54        21.94      86,013.48

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.26         4.64       7,809.11
                                                          2006      4.64         4.80      10,707.73
                                                          2007      4.80         6.20      68,532.97
                                                          2008      6.20         3.38     130,577.36
                                                          2009      3.38         5.28     157,682.56
                                                          2010      5.28         6.62     121,850.30
                                                          2011      6.62         5.85     150,354.41
                                                          2012      5.85         6.44     141,684.60
                                                          2013      6.44         6.72           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.99       $ 7.86      30,236.23
                                                       2006      7.86         8.20      57,433.72
                                                       2007      8.20         9.47     117,074.17
                                                       2008      9.47         5.60     133,990.47
                                                       2009      5.60         7.99     111,852.90
                                                       2010      7.99        10.02     101,209.47
                                                       2011     10.02         9.68     118,556.02
                                                       2012      9.68        10.80     117,483.43
                                                       2013     10.80        14.48     109,934.09
                                                       2014     14.48        16.03     106,590.46

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.74        13.85      14,095.69
                                                       2006     13.85        14.09      14,021.46
                                                       2007     14.09        15.14      15,498.32
                                                       2008     15.14         9.46      19,507.95
                                                       2009      9.46        12.88      15,541.86
                                                       2010     12.88        17.03      41,116.24
                                                       2011     17.03        16.96      46,691.58
                                                       2012     16.96        19.30      34,418.58
                                                       2013     19.30        27.32      34,392.47
                                                       2014     27.32        28.60      27,404.68

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.89        19.02      75,416.95
                                                       2006     19.02        19.57     102,265.24
                                                       2007     19.57        19.92     116,242.92
                                                       2008     19.92        16.58     132,925.11
                                                       2009     16.58        21.47     121,862.31
                                                       2010     21.47        23.70     117,221.59
                                                       2011     23.70        24.62     114,162.53
                                                       2012     24.62        26.90     112,787.99
                                                       2013     26.90        26.63     117,114.03
                                                       2014     26.63        27.52     100,114.91

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     15.08        15.01      83,256.83
                                                       2006     15.01        15.31      97,864.20
                                                       2007     15.31        15.63     118,123.87
                                                       2008     15.63        15.27      84,695.57
                                                       2009     15.27        15.60      83,005.49
                                                       2010     15.60        16.15      74,942.08
                                                       2011     16.15        16.69      73,064.82
                                                       2012     16.69        16.88      64,171.13
                                                       2013     16.88        16.42      60,914.13
                                                       2014     16.42        16.53      55,951.95

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $35.07       $35.40      18,982.49
                                                            2006     35.40        38.32      20,874.02
                                                            2007     38.32        39.72      56,594.43
                                                            2008     39.72        29.26      56,291.54
                                                            2009     29.26        33.60      51,123.51
                                                            2010     33.60        36.06      44,881.28
                                                            2011     36.06        36.67      43,761.65
                                                            2012     36.67        40.35      41,324.80
                                                            2013     40.35        47.65      39,425.04
                                                            2014     47.65        51.58      38,796.75

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     29.37        31.71      60,892.62
                                                            2006     31.71        35.59     102,139.81
                                                            2007     35.59        36.46     131,826.19
                                                            2008     36.46        21.64     122,233.24
                                                            2009     21.64        27.97      97,797.37
                                                            2010     27.97        30.67      89,448.02
                                                            2011     30.67        28.83      82,194.53
                                                            2012     28.83        31.87      73,473.62
                                                            2013     31.87        41.72      65,551.07
                                                            2014     41.72        45.20      57,204.83

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     59.59        60.45       3,756.59
                                                            2006     60.45        67.55       6,856.82
                                                            2007     67.55        70.74           0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     70.14        70.53       7,084.23
                                                            2008     70.53        43.40      19,177.91
                                                            2009     43.40        50.79      15,111.61
                                                            2010     50.79        56.07      14,612.40
                                                            2011     56.07        55.18      16,081.92
                                                            2012     55.18        61.43      13,953.73
                                                            2013     61.43        80.98      13,188.78
                                                            2014     80.98        90.24      11,552.34

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.10 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.91      $ 14.54      22,784.06
                                                       2007     14.54        14.71     108,865.66
                                                       2008     14.71        13.06     136,815.91
                                                       2009     13.06        14.40     101,454.36
                                                       2010     14.40        15.01      78,364.86
                                                       2011     15.01        15.59      60,348.22
                                                       2012     15.59        16.09      54,559.79
                                                       2013     16.09        15.41      45,280.85
                                                       2014     15.41        15.89      35,114.64

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.62        22.86      65,064.34
                                                       2006     22.86        27.77     111,854.84
                                                       2007     27.77        33.02     155,236.14
                                                       2008     33.02        15.02     151,446.97
                                                       2009     15.02        23.73     133,850.54
                                                       2010     23.73        28.45     120,731.04
                                                       2011     28.45        22.52     123,236.33
                                                       2012     22.52        26.06     116,237.38
                                                       2013     26.06        32.74     107,648.54
                                                       2014     32.74        32.74     101,996.41

American Funds Growth Investment Division (Class 2)... 2005    110.58       125.83      29,151.88
                                                       2006    125.83       135.81      46,224.23
                                                       2007    135.81       149.39      59,508.91
                                                       2008    149.39        81.95      53,584.06
                                                       2009     81.95       111.88      43,587.75
                                                       2010    111.88       130.02      39,267.16
                                                       2011    130.02       121.88      39,507.47
                                                       2012    121.88       140.69      34,264.41
                                                       2013    140.69       179.24      31,596.17
                                                       2014    179.24       190.45      27,086.60

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2005     84.44        87.51      29,267.22
                                                       2006     87.51        98.72      48,176.05
                                                       2007     98.72       101.54      59,832.77
                                                       2008    101.54        61.79      52,677.64
                                                       2009     61.79        79.41      44,766.37
                                                       2010     79.41        86.64      42,840.88
                                                       2011     86.64        83.29      43,369.33
                                                       2012     83.29        95.81      38,636.02
                                                       2013     95.81       125.25      37,281.61
                                                       2014    125.25       135.69      33,099.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.90 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.16      $ 10.47     10,196.92
                                                        2013     10.47        11.42      8,736.47
                                                        2014     11.42        12.03          0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.98        14.61      8,302.42
                                                        2007     14.61        14.79     45,731.95
                                                        2008     14.79        13.13     13,981.78
                                                        2009     13.13        14.49      5,972.30
                                                        2010     14.49        15.11      2,912.11
                                                        2011     15.11        15.71          0.00
                                                        2012     15.71        16.21          0.00
                                                        2013     16.21        15.54          0.00
                                                        2014     15.54        16.03          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.68        22.95     75,518.87
                                                        2006     22.95        27.89     65,936.39
                                                        2007     27.89        33.18     69,803.28
                                                        2008     33.18        15.10     67,083.02
                                                        2009     15.10        23.87     57,472.60
                                                        2010     23.87        28.63     34,470.86
                                                        2011     28.63        22.68        973.94
                                                        2012     22.68        26.26        841.21
                                                        2013     26.26        33.00        829.78
                                                        2014     33.00        33.01        826.07

American Funds Growth Investment Division+ (Class 2)... 2005    111.69       127.15     35,235.78
                                                        2006    127.15       137.31     29,683.32
                                                        2007    137.31       151.12     28,363.02
                                                        2008    151.12        82.94     26,111.18
                                                        2009     82.94       113.28     22,757.03
                                                        2010    113.28       131.72     11,496.04
                                                        2011    131.72       123.53        686.28
                                                        2012    123.53       142.67        593.96
                                                        2013    142.67       181.85        538.53
                                                        2014    181.85       193.32        317.99

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 85.28      $ 88.43      35,378.65
                                                           2006     88.43        99.81      32,205.65
                                                           2007     99.81       102.71      30,390.79
                                                           2008    102.71        62.53      26,080.28
                                                           2009     62.53        80.40      23,184.24
                                                           2010     80.40        87.77      11,267.49
                                                           2011     87.77        84.42         256.41
                                                           2012     84.42        97.16         227.26
                                                           2013     97.16       127.08          27.13
                                                           2014    127.08       137.74          25.87

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98       6,600.20
                                                           2009      6.98         8.86      27,970.76
                                                           2010      8.86         9.75      82,814.89
                                                           2011      9.75         9.37      17,918.22
                                                           2012      9.37        10.43      11,635.74
                                                           2013     10.43        12.13           0.00
                                                           2014     12.13        12.63         267.54

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33     182,777.63
                                                           2009      6.33         8.33     255,087.71
                                                           2010      8.33         9.28     261,969.60
                                                           2011      9.28         8.67     222,613.88
                                                           2012      8.67         9.88     236,996.52
                                                           2013      9.88        12.13     222,655.78
                                                           2014     12.13        12.66     208,116.97

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65     111,165.03
                                                           2009      7.65         9.27     126,901.31
                                                           2010      9.27         9.99     142,554.69
                                                           2011      9.99         9.83     119,127.37
                                                           2012      9.83        10.69     110,369.55
                                                           2013     10.69        11.90      59,694.33
                                                           2014     11.90        12.39      50,579.20

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.09        11.46      48,698.79
                                                           2013     11.46        10.86      35,322.11
                                                           2014     10.86        11.08       6,320.54

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.60       $14.54      22,696.08
                                                         2006     14.54        16.59      51,532.87
                                                         2007     16.59        17.91      51,160.26
                                                         2008     17.91         9.80      68,310.84
                                                         2009      9.80        11.72      56,459.69
                                                         2010     11.72        12.29      51,735.32
                                                         2011     12.29         9.63      41,408.02
                                                         2012      9.63        11.27      32,784.65
                                                         2013     11.27        12.74      13,038.35
                                                         2014     12.74        12.08       3,860.96

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.38        12.38     551,933.01
                                                         2006     12.38        12.61     804,630.02
                                                         2007     12.61        13.19     907,802.70
                                                         2008     13.19        13.67     608,233.65
                                                         2009     13.67        14.08     648,999.95
                                                         2010     14.08        14.61     609,002.36
                                                         2011     14.61        15.38     425,655.66
                                                         2012     15.38        15.63     238,730.78
                                                         2013     15.63        14.95     137,346.23
                                                         2014     14.95        15.47      56,859.53

BlackRock Bond Income Investment Division (Class B)..... 2005     40.31        40.40      23,822.60
                                                         2006     40.40        41.28      34,782.13
                                                         2007     41.28        42.94      35,871.15
                                                         2008     42.94        40.59      30,498.36
                                                         2009     40.59        43.48      31,866.39
                                                         2010     43.48        46.11      32,720.36
                                                         2011     46.11        48.09      21,184.14
                                                         2012     48.09        50.62       9,938.75
                                                         2013     50.62        49.17       4,670.28
                                                         2014     49.17        51.53       3,649.51

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     24.15        25.30      10,411.55
                                                         2006     25.30        25.79      17,725.63
                                                         2007     25.79        29.96      37,008.49
                                                         2008     29.96        18.61      33,890.44
                                                         2009     18.61        24.93      32,122.93
                                                         2010     24.93        29.22      27,585.25
                                                         2011     29.22        26.04      19,213.45
                                                         2012     26.04        29.15      16,291.91
                                                         2013     29.15        38.30       9,568.80
                                                         2014     38.30        40.82       6,676.75

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $16.28       $16.41       1,576.80
                                                              2007     16.41        16.70       2,500.39
                                                              2008     16.70         9.02       6,693.18
                                                              2009      9.02         9.38           0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.92        10.21       1,001.18
                                                              2013     10.21        11.05       5,327.80
                                                              2014     11.05        11.48      27,050.70

BlackRock Large Cap Value Investment Division
  (Class B).................................................. 2005     11.63        12.05      41,594.87
                                                              2006     12.05        14.09     116,327.23
                                                              2007     14.09        14.25     113,845.08
                                                              2008     14.25         9.07     101,252.36
                                                              2009      9.07         9.88      88,296.99
                                                              2010      9.88        10.57      82,995.35
                                                              2011     10.57        10.58      53,100.64
                                                              2012     10.58        11.83      35,516.80
                                                              2013     11.83        15.29      10,577.05
                                                              2014     15.29        16.46       4,030.50

BlackRock Money Market Investment Division (Class B)......... 2005     19.67        19.81       7,603.00
                                                              2006     19.81        20.32       8,198.05
                                                              2007     20.32        20.90      29,253.00
                                                              2008     20.90        21.04      75,487.96
                                                              2009     21.04        20.69      60,834.72
                                                              2010     20.69        20.30      71,786.02
                                                              2011     20.30        19.92      91,698.99
                                                              2012     19.92        19.54      40,429.33
                                                              2013     19.54        19.18      29,766.69
                                                              2014     19.18        18.82      14,820.31

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.79        14.21     159,522.75
                                                              2006     14.21        19.19     298,819.21
                                                              2007     19.19        16.00     241,237.34
                                                              2008     16.00         9.15     172,633.24
                                                              2009      9.15        12.10     165,120.49
                                                              2010     12.10        13.79     140,931.28
                                                              2011     13.79        12.77      97,804.00
                                                              2012     12.77        15.79      56,685.05
                                                              2013     15.79        16.04      18,095.58
                                                              2014     16.04        17.83       7,859.36

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B).................................................. 2005   $  7.04      $  7.84     11,420.66
                                                              2006      7.84         7.56     43,155.36
                                                              2007      7.56         7.59     36,319.74
                                                              2008      7.59         4.53     29,690.85
                                                              2009      4.53         5.92     26,507.40
                                                              2010      5.92         7.19     24,478.31
                                                              2011      7.19         7.28     32,838.09
                                                              2012      7.28         8.47     22,047.84
                                                              2013      8.47        12.10      6,392.41
                                                              2014     12.10        14.11     48,961.90

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division (Class B)
  and before that MFS(R) Investors Trust Investment Division
  (Class B))................................................. 2005      8.28         8.69     14,609.30
                                                              2006      8.69         9.06     17,892.23

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division
  (Class B))................................................. 2006      9.03         9.65     33,449.10
                                                              2007      9.65         8.90     39,023.81
                                                              2008      8.90         3.96     31,015.26
                                                              2009      3.96         5.37     34,986.48
                                                              2010      5.37         5.65     32,615.78
                                                              2011      5.65         6.00          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)..................................... 2007    128.61       157.25      5,990.05
                                                              2008    157.25        89.48     17,307.68
                                                              2009     89.48       125.43     19,058.63
                                                              2010    125.43       134.63     16,513.69
                                                              2011    134.63       122.14     12,544.74
                                                              2012    122.14       146.81      8,229.45
                                                              2013    146.81       185.51      5,146.69
                                                              2014    185.51       192.87          0.00

Frontier Mid Cap Growth Investment Division (Class B)........ 2005     34.23        37.09      4,192.86
                                                              2006     37.09        38.75      5,261.53
                                                              2007     38.75        45.71     16,192.31
                                                              2008     45.71        24.29     22,100.15
                                                              2009     24.29        35.52     17,182.90
                                                              2010     35.52        40.08     17,155.79
                                                              2011     40.08        38.05     14,094.02
                                                              2012     38.05        41.33      8,984.42
                                                              2013     41.33        53.70      4,311.27
                                                              2014     53.70        58.42      3,442.69

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.74       $15.40      46,534.14
                                                           2006     15.40        19.48     125,310.90
                                                           2007     19.48        18.89     131,198.43
                                                           2008     18.89        10.96     109,517.92
                                                           2009     10.96        16.67     119,933.22
                                                           2010     16.67        19.04     114,999.87
                                                           2011     19.04        16.02      93,815.40
                                                           2012     16.02        20.32      71,549.45
                                                           2013     20.32        26.02      29,524.48
                                                           2014     26.02        24.05      13,695.59

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04     169,199.75
                                                           2013      1.04         1.04     132,514.14
                                                           2014      1.04         1.08      49,533.39

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     20.99        23.05      91,597.80
                                                           2006     23.05        25.16     115,220.08
                                                           2007     25.16        25.47     126,896.17
                                                           2008     25.47        13.12     117,733.06
                                                           2009     13.12        19.02     107,911.47
                                                           2010     19.02        23.53      98,102.55
                                                           2011     23.53        21.54      68,129.20
                                                           2012     21.54        23.79           0.00

Invesco Mid Cap Value Investment Division (formerly Lord
  Abbett Mid Cap Value Investment Division (Class B))..... 2012     23.67        24.25      35,530.37
                                                           2013     24.25        31.01      12,864.38
                                                           2014     31.01        33.36       4,214.84

Invesco Small Cap Growth Investment Division (Class B).... 2005     11.98        12.72      15,395.42
                                                           2006     12.72        14.26      20,736.20
                                                           2007     14.26        15.54      22,873.56
                                                           2008     15.54         9.34      16,307.95
                                                           2009      9.34        12.26      15,246.90
                                                           2010     12.26        15.18      13,861.64
                                                           2011     15.18        14.73       7,758.67
                                                           2012     14.73        17.09       6,398.56
                                                           2013     17.09        23.51          37.85
                                                           2014     23.51        24.89           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.96       $ 4.75      17,649.05
                                                            2006      4.75         4.77      34,473.50
                                                            2007      4.77         5.22      82,167.38
                                                            2008      5.22         3.25     105,862.53
                                                            2009      3.25         4.45     128,963.43
                                                            2010      4.45         4.86     125,066.30
                                                            2011      4.86         4.78     104,116.98
                                                            2012      4.78         5.42     129,986.73
                                                            2013      5.42         7.27      53,842.70
                                                            2014      7.27         7.76      18,050.81

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.30         3.92      15,706.71

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.78         8.42      11,045.82
                                                            2006      8.42         8.89      31,118.38
                                                            2007      8.89         9.97      72,516.09
                                                            2008      9.97         5.28      75,252.58
                                                            2009      5.28         7.45      74,881.02
                                                            2010      7.45         8.00      61,032.50
                                                            2011      8.00         7.74      52,590.38
                                                            2012      7.74         8.69           0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04     129,992.62
                                                            2013      1.04         1.13      45,293.03
                                                            2014      1.13         1.19           0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.82        16.23       7,771.43
                                                            2014     16.23        16.48       3,260.38

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95       7,631.00
                                                            2009      7.95         9.98      12,803.01
                                                            2010      9.98        10.95      17,998.72
                                                            2011     10.95        10.97      17,328.70
                                                            2012     10.97        12.11       9,769.16
                                                            2013     12.11        12.62           0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     25.15        26.33       7,199.13
                                                            2006     26.33        30.07      49,397.54
                                                            2007     30.07        32.93      26,653.48
                                                            2008     32.93        20.66      28,044.08
                                                            2009     20.66        26.34      26,080.49
                                                            2010     26.34        32.87      19,479.52
                                                            2011     32.87        32.36      15,495.21
                                                            2012     32.36        36.28      10,413.51
                                                            2013     36.28        50.09       3,461.91
                                                            2014     50.09        50.87       1,492.05

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005    $ 9.57       $ 9.81      14,892.87
                                                            2006      9.81        10.56      23,574.14
                                                            2007     10.56        10.80      21,790.22
                                                            2008     10.80         6.22      18,210.43
                                                            2009      6.22         7.91      18,220.83
                                                            2010      7.91        10.20      18,996.58
                                                            2011     10.20        10.28      14,491.55
                                                            2012     10.28        11.19       6,689.16
                                                            2013     11.19        16.29       1,001.88
                                                            2014     16.29        16.14         896.91

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005     16.27        16.20      73,264.68
                                                            2006     16.20        17.35     104,800.64
                                                            2007     17.35        18.14      89,876.49
                                                            2008     18.14        14.49      81,655.65
                                                            2009     14.49        19.44      76,694.15
                                                            2010     19.44        21.55     105,716.88
                                                            2011     21.55        22.09      75,538.38
                                                            2012     22.09        24.48      59,428.51
                                                            2013     24.48        25.93      14,121.56
                                                            2014     25.93        26.67       4,175.70

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     30.83        33.19      44,310.59
                                                            2006     33.19        36.53      34,293.35
                                                            2007     36.53        33.30      31,383.57
                                                            2008     33.30        17.60      25,701.67
                                                            2009     17.60        24.38      24,533.12
                                                            2010     24.38        27.45      21,555.96
                                                            2011     27.45        28.69      10,591.13
                                                            2012     28.69        31.40       5,893.26
                                                            2013     31.40        42.06       3,013.17
                                                            2014     42.06        41.96         593.66

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.73           0.00
                                                            2012      9.73         9.96         718.70
                                                            2013      9.96         9.89         717.18
                                                            2014      9.89         9.81       1,056.05

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B))...................................... 2011     11.80        10.07      30,722.28
                                                            2012     10.07        11.53       4,375.56
                                                            2013     11.53        14.65       1,832.40
                                                            2014     14.65        15.11           0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005    $ 9.99       $11.11       24,202.61
                                                          2006     11.11        12.61       43,445.90
                                                          2007     12.61        12.77       73,267.32
                                                          2008     12.77         7.46       32,656.72
                                                          2009      7.46         9.63       37,661.30
                                                          2010      9.63        10.93       35,219.52
                                                          2011     10.93        11.83            0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.26       10,574.32
                                                          2006     10.26        10.76       20,750.77
                                                          2007     10.76        11.15      153,582.42
                                                          2008     11.15         9.36      174,009.37
                                                          2009      9.36        11.07      201,900.23
                                                          2010     11.07        11.96      208,544.25
                                                          2011     11.96        12.11      238,437.67
                                                          2012     12.11        12.98      222,599.53
                                                          2013     12.98        13.28      203,454.69
                                                          2014     13.28        13.61       69,497.59
MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005      9.99        10.48       26,727.72
                                                          2006     10.48        11.25      186,306.38
                                                          2007     11.25        11.57      373,767.70
                                                          2008     11.57         8.90      454,564.49
                                                          2009      8.90        10.80      473,752.58
                                                          2010     10.80        11.82      452,081.81
                                                          2011     11.82        11.72      376,381.65
                                                          2012     11.72        12.81      345,071.47
                                                          2013     12.81        13.95      234,383.72
                                                          2014     13.95        14.36       72,723.03

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.71      172,472.23
                                                          2006     10.71        11.75      435,700.96
                                                          2007     11.75        12.03      984,962.91
                                                          2008     12.03         8.42    1,142,923.75
                                                          2009      8.42        10.46    1,200,612.88
                                                          2010     10.46        11.61    1,154,659.46
                                                          2011     11.61        11.24      957,458.28
                                                          2012     11.24        12.49      792,478.32
                                                          2013     12.49        14.45      605,239.73
                                                          2014     14.45        14.90      278,323.90

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008    $ 9.99       $ 7.00       15,870.20
                                                         2009      7.00         8.84       16,238.36
                                                         2010      8.84         9.54       16,825.07
                                                         2011      9.54         9.20       22,126.52
                                                         2012      9.20        10.48       22,317.25
                                                         2013     10.48        11.26            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.34        12.88       22,145.67
                                                         2014     12.88        12.81            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.93      161,123.95
                                                         2006     10.93        12.25      552,712.91
                                                         2007     12.25        12.48    1,196,141.30
                                                         2008     12.48         7.95    1,449,190.54
                                                         2009      7.95        10.07    1,486,827.03
                                                         2010     10.07        11.33    1,457,889.75
                                                         2011     11.33        10.70    1,316,678.75
                                                         2012     10.70        12.11    1,113,869.50
                                                         2013     12.11        14.77      844,624.06
                                                         2014     14.77        15.25      342,979.57

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.95        10.37        6,319.06
                                                         2013     10.37        11.64       16,703.63
                                                         2014     11.64        12.52            0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.76        14.02      124,981.68
                                                         2006     14.02        15.11      225,611.34
                                                         2007     15.11        15.94      195,960.85
                                                         2008     15.94         9.95      191,507.40
                                                         2009      9.95        13.35      186,745.18
                                                         2010     13.35        16.51      164,139.74
                                                         2011     16.51        15.84      113,987.33
                                                         2012     15.84        18.24       74,476.81
                                                         2013     18.24        23.77       28,508.31
                                                         2014     23.77        25.48       16,574.51

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.12       29,655.99
                                                         2014      1.12         1.20       11,394.19

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B). 2005    $34.14       $34.97     305,157.46
                                                   2006     34.97        39.52     411,168.43
                                                   2007     39.52        40.70     460,945.12
                                                   2008     40.70        25.05     457,667.81
                                                   2009     25.05        30.95     466,043.22
                                                   2010     30.95        34.77     412,096.86
                                                   2011     34.77        34.68     308,103.12
                                                   2012     34.68        39.27     177,531.71
                                                   2013     39.27        50.75      82,218.37
                                                   2014     50.75        56.32      35,446.70

MFS(R) Research International Investment Division
  (Class B)....................................... 2005     10.97        12.53      25,743.00
                                                   2006     12.53        15.57     104,895.91
                                                   2007     15.57        17.30     140,472.71
                                                   2008     17.30         9.78     157,821.30
                                                   2009      9.78        12.63     134,187.84
                                                   2010     12.63        13.80      94,715.71
                                                   2011     13.80        12.09      64,875.97
                                                   2012     12.09        13.85      42,370.42
                                                   2013     13.85        16.20      25,939.86
                                                   2014     16.20        14.79       9,847.65

MFS(R) Total Return Investment Division (Class B). 2005     36.59        36.93      15,082.43
                                                   2006     36.93        40.56      38,985.17
                                                   2007     40.56        41.43      55,843.58
                                                   2008     41.43        31.56      47,932.74
                                                   2009     31.56        36.64      45,504.43
                                                   2010     36.64        39.47      17,454.29
                                                   2011     39.47        39.56      12,485.29
                                                   2012     39.56        43.21       7,634.49
                                                   2013     43.21        50.32       7,742.99
                                                   2014     50.32        53.50       2,998.77

MFS(R) Value Investment Division (Class B)........ 2005     12.69        12.25     140,906.69
                                                   2006     12.25        14.16     147,417.10
                                                   2007     14.16        13.34     150,943.32
                                                   2008     13.34         8.67     128,254.05
                                                   2009      8.67        10.26     102,381.33
                                                   2010     10.26        11.20      99,328.28
                                                   2011     11.20        11.06      56,589.83
                                                   2012     11.06        12.62      19,778.13
                                                   2013     12.62        16.76      18,173.68
                                                   2014     16.76        18.18       8,376.83

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B)).............................................. 2005    $24.48       $26.53      24,352.49
                                                           2006     26.53        29.06      50,585.56
                                                           2007     29.06        29.64      36,435.84
                                                           2008     29.64        17.71      26,656.72
                                                           2009     17.71        21.11      25,251.33
                                                           2010     21.11        23.67      22,020.24
                                                           2011     23.67        21.74      17,112.56
                                                           2012     21.74        24.63      15,425.47
                                                           2013     24.63        27.07           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008)......................... 2008      9.99         6.57       2,867.51
                                                           2009      6.57         8.05       3,545.72
                                                           2010      8.05         8.77       6,822.77
                                                           2011      8.77         8.56       7,339.09
                                                           2012      8.56         9.57       4,259.23
                                                           2013      9.57        10.47           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................... 2010     12.05        13.95      35,815.76
                                                           2011     13.95        12.74      28,497.50
                                                           2012     12.74        13.66      24,455.64
                                                           2013     13.66        18.63       4,985.15
                                                           2014     18.63        18.47       1,920.59

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))..................................... 2005     15.86        16.60      27,484.79
                                                           2006     16.60        18.17      69,751.33
                                                           2007     18.17        19.27      50,530.18
                                                           2008     19.27         8.42      33,157.54
                                                           2009      8.42        11.04      35,055.02
                                                           2010     11.04        11.93           0.00

MSCI EAFE(R) Index Investment Division (Class B).......... 2005     10.78        11.95     227,873.64
                                                           2006     11.95        14.71     313,985.53
                                                           2007     14.71        15.95     354,580.62
                                                           2008     15.95         9.04     403,025.28
                                                           2009      9.04        11.38     377,826.43
                                                           2010     11.38        12.05     332,523.19
                                                           2011     12.05        10.33     287,636.39
                                                           2012     10.33        11.96     180,283.34
                                                           2013     11.96        14.26      90,225.56
                                                           2014     14.26        13.12      32,286.79

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B).. 2005    $17.72       $18.07      98,736.12
                                                         2006     18.07        20.64     112,796.68
                                                         2007     20.64        19.50     117,425.03
                                                         2008     19.50        11.76      90,956.16
                                                         2009     11.76        13.01      78,427.33
                                                         2010     13.01        15.50      71,819.20
                                                         2011     15.50        16.04      37,288.47
                                                         2012     16.04        17.27      17,454.71
                                                         2013     17.27        23.42       9,922.36
                                                         2014     23.42        22.91       1,476.33

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B))............................................ 2005     13.34        14.15      13,904.65
                                                         2006     14.15        15.92      35,006.86
                                                         2007     15.92        15.20      33,045.39
                                                         2008     15.20         9.20      28,317.62
                                                         2009      9.20        12.34      20,880.98
                                                         2010     12.34        14.88      17,578.79
                                                         2011     14.88        13.83      12,222.24
                                                         2012     13.83        14.29       7,105.46
                                                         2013     14.29        15.47           0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     14.14        16.09      18,561.69
                                                         2006     16.09        18.37      46,604.61
                                                         2007     18.37        19.16      59,841.56
                                                         2008     19.16        11.17      66,571.17
                                                         2009     11.17        15.32      65,780.18
                                                         2010     15.32        17.43      60,043.00
                                                         2011     17.43        15.66      54,762.86
                                                         2012     15.66        18.62      25,314.02
                                                         2013     18.62        23.23       6,568.96
                                                         2014     23.23        23.28       2,933.58

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54       1,355.19
                                                         2009      6.54         8.51       1,867.62
                                                         2010      8.51         8.99       1,657.67
                                                         2011      8.99         8.22       2,064.61
                                                         2012      8.22         9.85         914.81
                                                         2013      9.85        10.46           0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006    $10.83       $10.90      12,083.89
                                                            2007     10.90        11.84      25,724.68
                                                            2008     11.84        10.82     156,654.00
                                                            2009     10.82        12.53     199,402.13
                                                            2010     12.53        13.25     173,863.50
                                                            2011     13.25        14.45      93,195.87
                                                            2012     14.45        15.47      81,499.24
                                                            2013     15.47        13.77      35,222.21
                                                            2014     13.77        13.91      19,188.81

PIMCO Total Return Investment Division (Class B)........... 2005     11.85        11.89     211,423.65
                                                            2006     11.89        12.20     283,358.24
                                                            2007     12.20        12.87     340,174.83
                                                            2008     12.87        12.68     262,254.44
                                                            2009     12.68        14.69     278,755.04
                                                            2010     14.69        15.59     287,166.30
                                                            2011     15.59        15.78     215,060.45
                                                            2012     15.78        16.92     116,709.73
                                                            2013     16.92        16.28      38,809.98
                                                            2014     16.28        16.64      16,577.26

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.71        10.84      15,793.58
                                                            2013     10.84        10.16           0.00
                                                            2014     10.16        10.72           0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71       3,111.23
                                                            2014     10.71        11.42           0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.95        15.30      65,152.20
                                                            2006     15.30        17.65     105,614.62
                                                            2007     17.65        17.03     121,059.07
                                                            2008     17.03        11.08     115,926.73
                                                            2009     11.08        13.66     112,696.60
                                                            2010     13.66        16.97      94,942.90
                                                            2011     16.97        15.93      68,344.22
                                                            2012     15.93        18.14      44,442.72
                                                            2013     18.14        24.60      16,265.16
                                                            2014     24.60        25.29      10,553.14

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06      78,452.00
                                                            2013      1.06         1.15      60,275.52
                                                            2014      1.15         1.21       9,748.42

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.48       $11.09          71.66
                                                          2007     11.09        11.46       3,546.22
                                                          2008     11.46         8.43       5,086.56
                                                          2009      8.43        10.33       9,215.28
                                                          2010     10.33        11.37      71,259.10
                                                          2011     11.37        11.28      74,525.86
                                                          2012     11.28        12.49      68,749.30
                                                          2013     12.49        13.84      33,071.05
                                                          2014     13.84        14.37           0.00

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.67        11.34           2.69
                                                          2007     11.34        11.75       3,536.75
                                                          2008     11.75         7.73       8,399.08
                                                          2009      7.73         9.79      14,430.38
                                                          2010      9.79        10.96      13,232.80
                                                          2011     10.96        10.53       4,090.64
                                                          2012     10.53        11.88       3,853.07
                                                          2013     11.88        13.77       3,645.54
                                                          2014     13.77        14.23       3,441.11

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.73        12.24      61,086.27
                                                          2006     12.24        13.56      74,688.89
                                                          2007     13.56        14.52      89,830.48
                                                          2008     14.52         8.26      75,873.73
                                                          2009      8.26        11.59      76,806.36
                                                          2010     11.59        13.28      65,184.74
                                                          2011     13.28        12.86      44,916.98
                                                          2012     12.86        14.97      29,339.24
                                                          2013     14.97        20.38      30,452.80
                                                          2014     20.38        21.76       9,352.54

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.25         4.63      22,047.22
                                                          2006      4.63         4.79      34,273.48
                                                          2007      4.79         6.18     110,778.13
                                                          2008      6.18         3.37     123,776.39
                                                          2009      3.37         5.25     152,166.36
                                                          2010      5.25         6.58     201,702.73
                                                          2011      6.58         5.82     129,849.26
                                                          2012      5.82         6.40      95,941.70
                                                          2013      6.40         6.68           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.97       $ 7.85      47,602.89
                                                       2006      7.85         8.17     105,812.07
                                                       2007      8.17         9.43     358,391.38
                                                       2008      9.43         5.57     339,296.29
                                                       2009      5.57         7.96     296,892.75
                                                       2010      7.96         9.97     200,238.24
                                                       2011      9.97         9.62     154,367.10
                                                       2012      9.62        10.73     103,034.02
                                                       2013     10.73        14.38      39,639.06
                                                       2014     14.38        15.92      11,990.00

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.69        13.78      23,051.77
                                                       2006     13.78        14.02      28,507.52
                                                       2007     14.02        15.06      88,427.03
                                                       2008     15.06         9.41      97,497.74
                                                       2009      9.41        12.80      82,593.13
                                                       2010     12.80        16.91      41,560.02
                                                       2011     16.91        16.84      27,898.70
                                                       2012     16.84        19.15      23,378.94
                                                       2013     19.15        27.09       9,855.10
                                                       2014     27.09        28.34       5,559.23

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.79        18.91      62,081.03
                                                       2006     18.91        19.45      96,822.65
                                                       2007     19.45        19.79      93,146.89
                                                       2008     19.79        16.46      65,540.93
                                                       2009     16.46        21.31      63,239.55
                                                       2010     21.31        23.51      66,545.80
                                                       2011     23.51        24.41      45,823.13
                                                       2012     24.41        26.66      24,468.72
                                                       2013     26.66        26.37       6,499.39
                                                       2014     26.37        27.24       2,050.59

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     15.00        14.92     105,648.46
                                                       2006     14.92        15.22     127,007.24
                                                       2007     15.22        15.53     114,044.86
                                                       2008     15.53        15.16      80,758.16
                                                       2009     15.16        15.48      95,813.80
                                                       2010     15.48        16.02     115,043.54
                                                       2011     16.02        16.55      62,418.05
                                                       2012     16.55        16.73      29,395.25
                                                       2013     16.73        16.27      14,311.98
                                                       2014     16.27        16.37       9,893.56

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $34.75       $35.06     27,231.71
                                                            2006     35.06        37.93     29,430.26
                                                            2007     37.93        39.30     28,777.50
                                                            2008     39.30        28.93     23,742.95
                                                            2009     28.93        33.21     27,845.44
                                                            2010     33.21        35.62     27,980.81
                                                            2011     35.62        36.21     17,100.28
                                                            2012     36.21        39.82      3,476.44
                                                            2013     39.82        47.00      1,516.63
                                                            2014     47.00        50.85        817.66

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     29.22        31.54     52,269.42
                                                            2006     31.54        35.38     78,511.61
                                                            2007     35.38        36.22     88,607.34
                                                            2008     36.22        21.49     88,036.78
                                                            2009     21.49        27.76     93,931.28
                                                            2010     27.76        30.43     76,707.44
                                                            2011     30.43        28.58     61,723.15
                                                            2012     28.58        31.58     36,269.31
                                                            2013     31.58        41.32     15,419.61
                                                            2014     41.32        44.74      5,375.21

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     58.96        59.77      2,660.67
                                                            2006     59.77        66.76      3,705.30
                                                            2007     66.76        69.90          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     69.31        69.67      4,375.89
                                                            2008     69.67        42.85      4,554.85
                                                            2009     42.85        50.12      7,150.95
                                                            2010     50.12        55.30      6,646.17
                                                            2011     55.30        54.40      6,227.61
                                                            2012     54.40        60.53      5,490.83
                                                            2013     60.53        79.76      4,233.25
                                                            2014     79.76        88.82      3,900.38

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.15 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.85      $ 14.47      29,754.86
                                                       2007     14.47        14.63      65,533.52
                                                       2008     14.63        12.98      61,633.18
                                                       2009     12.98        14.30      64,796.29
                                                       2010     14.30        14.90      78,339.43
                                                       2011     14.90        15.48      45,705.08
                                                       2012     15.48        15.96      37,536.59
                                                       2013     15.96        15.28      18,258.65
                                                       2014     15.28        15.75       7,623.88

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.56        22.77      65,511.64
                                                       2006     22.77        27.65     148,347.38
                                                       2007     27.65        32.86     210,517.72
                                                       2008     32.86        14.94     219,837.50
                                                       2009     14.94        23.59     205,394.06
                                                       2010     23.59        28.27     179,942.97
                                                       2011     28.27        22.37     135,671.51
                                                       2012     22.37        25.87      94,806.63
                                                       2013     25.87        32.48      40,628.31
                                                       2014     32.48        32.47      17,539.47

American Funds Growth Investment Division (Class 2)... 2005    109.43       124.46      31,533.74
                                                       2006    124.46       134.26      54,896.22
                                                       2007    134.26       147.62      72,479.89
                                                       2008    147.62        80.94      74,474.41
                                                       2009     80.94       110.44      72,056.94
                                                       2010    110.44       128.29      61,480.91
                                                       2011    128.29       120.19      44,590.62
                                                       2012    120.19       138.67      30,307.69
                                                       2013    138.67       176.57      13,018.56
                                                       2014    176.57       187.52       6,807.51

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2005     83.56        86.56      42,140.74
                                                       2006     86.56        97.60      63,265.18
                                                       2007     97.60       100.33      67,965.08
                                                       2008    100.33        61.02      60,995.53
                                                       2009     61.02        78.38      61,099.94
                                                       2010     78.38        85.48      54,880.32
                                                       2011     85.48        82.14      38,087.95
                                                       2012     82.14        94.44      23,363.24
                                                       2013     94.44       123.39      12,436.17
                                                       2014    123.39       133.61       5,114.12

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         1.95 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.16      $ 10.47          0.00
                                                        2013     10.47        11.41          0.00
                                                        2014     11.41        12.01          0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.91        14.54        609.09
                                                        2007     14.54        14.71      8,556.70
                                                        2008     14.71        13.06      5,627.05
                                                        2009     13.06        14.40      5,174.78
                                                        2010     14.40        15.01         68.28
                                                        2011     15.01        15.59          0.00
                                                        2012     15.59        16.09          0.00
                                                        2013     16.09        15.41          0.00
                                                        2014     15.41        15.89          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.62        22.86     27,764.62
                                                        2006     22.86        27.77     33,806.46
                                                        2007     27.77        33.02     31,194.78
                                                        2008     33.02        15.02     25,007.49
                                                        2009     15.02        23.73     13,830.25
                                                        2010     23.73        28.45      2,822.83
                                                        2011     28.45        22.52          0.00
                                                        2012     22.52        26.06          0.00
                                                        2013     26.06        32.74          0.00
                                                        2014     32.74        32.74          0.00

American Funds Growth Investment Division+ (Class 2)... 2005    110.53       125.77     15,316.45
                                                        2006    125.77       135.74     16,484.29
                                                        2007    135.74       149.32     14,638.88
                                                        2008    149.32        81.91     11,738.22
                                                        2009     81.91       111.83      8,661.00
                                                        2010    111.83       129.96      2,879.17
                                                        2011    129.96       121.82          0.00
                                                        2012    121.82       140.62          0.00
                                                        2013    140.62       179.15          0.00
                                                        2014    179.15       190.35          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 84.39      $ 87.47     24,577.59
                                                           2006     87.47        98.68     23,058.63
                                                           2007     98.68       101.49     17,968.87
                                                           2008    101.49        61.76     14,155.02
                                                           2009     61.76        79.37      8,549.43
                                                           2010     79.37        86.60      1,125.13
                                                           2011     86.60        83.25          0.00
                                                           2012     83.25        95.76          0.00
                                                           2013     95.76       125.19          0.00
                                                           2014    125.19       135.63          0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98      4,429.96
                                                           2009      6.98         8.85     21,392.53
                                                           2010      8.85         9.74      4,022.44
                                                           2011      9.74         9.35          0.00
                                                           2012      9.35        10.41          0.00
                                                           2013     10.41        12.10          0.00
                                                           2014     12.10        12.58          0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33      6,318.23
                                                           2009      6.33         8.32      4,927.47
                                                           2010      8.32         9.26      6,828.59
                                                           2011      9.26         8.66          0.00
                                                           2012      8.66         9.86          0.00
                                                           2013      9.86        12.10          0.00
                                                           2014     12.10        12.62          0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65          0.00
                                                           2009      7.65         9.26      2,841.49
                                                           2010      9.26         9.98      2,817.04
                                                           2011      9.98         9.81      2,785.75
                                                           2012      9.81        10.66      2,755.20
                                                           2013     10.66        11.87      2,726.80
                                                           2014     11.87        12.35      2,698.75

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.09        11.45          0.00
                                                           2013     11.45        10.85          0.00
                                                           2014     10.85        11.06          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.52       $14.44      2,963.92
                                                         2006     14.44        16.46      4,110.21
                                                         2007     16.46        17.76      3,157.70
                                                         2008     17.76         9.71      3,597.07
                                                         2009      9.71        11.61      3,066.43
                                                         2010     11.61        12.17      3,108.75
                                                         2011     12.17         9.53      2,877.52
                                                         2012      9.53        11.15        359.21
                                                         2013     11.15        12.59          0.00
                                                         2014     12.59        11.94          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.35        12.33     58,362.22
                                                         2006     12.33        12.56     52,710.37
                                                         2007     12.56        13.13     40,676.85
                                                         2008     13.13        13.60     29,784.71
                                                         2009     13.60        14.01     21,915.36
                                                         2010     14.01        14.52     34,159.38
                                                         2011     14.52        15.27     20,842.41
                                                         2012     15.27        15.52     11,973.90
                                                         2013     15.52        14.84      2,576.28
                                                         2014     14.84        15.35      2,713.23

BlackRock Bond Income Investment Division (Class B)..... 2005     39.88        39.95      2,908.64
                                                         2006     39.95        40.81      2,700.98
                                                         2007     40.81        42.42      2,773.60
                                                         2008     42.42        40.08      2,000.10
                                                         2009     40.08        42.91      2,214.04
                                                         2010     42.91        45.48      2,231.78
                                                         2011     45.48        47.42      3,282.15
                                                         2012     47.42        49.88      2,042.85
                                                         2013     49.88        48.43         23.53
                                                         2014     48.43        50.73          0.00

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     24.03        25.16      1,111.80
                                                         2006     25.16        25.63      1,227.84
                                                         2007     25.63        29.77      1,040.52
                                                         2008     29.77        18.48      5,591.12
                                                         2009     18.48        24.74      1,465.53
                                                         2010     24.74        28.98      2,087.78
                                                         2011     28.98        25.82      1,211.60
                                                         2012     25.82        28.88        866.78
                                                         2013     28.88        37.93        807.29
                                                         2014     37.93        40.41        760.71

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap
  Growth Investment Division (Class B) and before that FI
  Large Cap Investment Division (Class B)) (5/1/2006)..... 2006    $16.20       $16.33          0.00
                                                           2007     16.33        16.61          0.00
                                                           2008     16.61         8.96      2,435.38
                                                           2009      8.96         9.32          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)................................... 2012      9.91        10.20          0.00
                                                           2013     10.20        11.03     14,896.50
                                                           2014     11.03        11.46     14,501.28

BlackRock Large Cap Value Investment Division
  (Class B)............................................... 2005     11.62        12.03      3,132.73
                                                           2006     12.03        14.05      4,271.56
                                                           2007     14.05        14.21      6,612.88
                                                           2008     14.21         9.04     11,462.13
                                                           2009      9.04         9.85      6,791.97
                                                           2010      9.85        10.52      6,785.14
                                                           2011     10.52        10.53      5,420.96
                                                           2012     10.53        11.77      2,280.14
                                                           2013     11.77        15.20          0.00
                                                           2014     15.20        16.36          0.00

BlackRock Money Market Investment Division (Class B)...... 2005     19.46        19.59          0.00
                                                           2006     19.59        20.09          0.00
                                                           2007     20.09        20.64          0.00
                                                           2008     20.64        20.77          0.00
                                                           2009     20.77        20.42          0.00
                                                           2010     20.42        20.03          0.00
                                                           2011     20.03        19.64          0.00
                                                           2012     19.64        19.26          0.00
                                                           2013     19.26        18.89          0.00
                                                           2014     18.89        18.52          0.00

Clarion Global Real Estate Investment Division (Class B).. 2005     12.78        14.20     19,686.55
                                                           2006     14.20        19.16     42,276.42
                                                           2007     19.16        15.97     35,776.12
                                                           2008     15.97         9.13     23,251.06
                                                           2009      9.13        12.07     23,593.95
                                                           2010     12.07        13.74     10,412.69
                                                           2011     13.74        12.72      6,829.78
                                                           2012     12.72        15.72      1,981.57
                                                           2013     15.72        15.96        656.59
                                                           2014     15.96        17.73        654.89

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B).................................................. 2005   $  7.02      $  7.82      2,208.93
                                                              2006      7.82         7.54      4,667.37
                                                              2007      7.54         7.56      3,706.47
                                                              2008      7.56         4.52      4,179.79
                                                              2009      4.52         5.89      4,032.99
                                                              2010      5.89         7.15      3,833.31
                                                              2011      7.15         7.24      7,100.97
                                                              2012      7.24         8.42      4,482.43
                                                              2013      8.42        12.02          0.00
                                                              2014     12.02        14.02          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division (Class B)
  and before that MFS(R) Investors Trust Investment Division
  (Class B))................................................. 2005      8.26         8.66        511.00
                                                              2006      8.66         9.03      1,368.70

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division
  (Class B))................................................. 2006      9.00         9.61      1,368.60
                                                              2007      9.61         8.87      1,363.74
                                                              2008      8.87         3.94      1,353.32
                                                              2009      3.94         5.34      4,783.40
                                                              2010      5.34         5.62      4,766.42
                                                              2011      5.62         5.96          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)..................................... 2007    127.01       155.23        236.72
                                                              2008    155.23        88.29      1,814.95
                                                              2009     88.29       123.70      1,025.61
                                                              2010    123.70       132.71        561.85
                                                              2011    132.71       120.33        512.24
                                                              2012    120.33       144.56        449.33
                                                              2013    144.56       182.58         94.92
                                                              2014    182.58       189.80          0.00

Frontier Mid Cap Growth Investment Division (Class B)........ 2005     33.95        36.77          0.00
                                                              2006     36.77        38.39      1,194.30
                                                              2007     38.39        45.27        600.98
                                                              2008     45.27        24.04        502.35
                                                              2009     24.04        35.14      2,343.36
                                                              2010     35.14        39.63        786.82
                                                              2011     39.63        37.61        943.93
                                                              2012     37.61        40.82        937.25
                                                              2013     40.82        53.02        613.59
                                                              2014     53.02        57.65        296.86

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................ 2005    $13.72       $15.37      4,360.22
                                                        2006     15.37        19.42      5,990.28
                                                        2007     19.42        18.83      8,376.67
                                                        2008     18.83        10.92      7,073.66
                                                        2009     10.92        16.60      8,667.90
                                                        2010     16.60        18.96      6,963.23
                                                        2011     18.96        15.94      7,022.42
                                                        2012     15.94        20.20      3,754.33
                                                        2013     20.20        25.86        968.57
                                                        2014     25.86        23.89        552.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................ 2012      1.01         1.04          0.00
                                                        2013      1.04         1.04          0.00
                                                        2014      1.04         1.07          0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).................................. 2005     20.93        22.97      7,229.51
                                                        2006     22.97        25.05      9,441.32
                                                        2007     25.05        25.35     13,857.09
                                                        2008     25.35        13.05     12,288.68
                                                        2009     13.05        18.92     13,730.02
                                                        2010     18.92        23.38     11,196.19
                                                        2011     23.38        21.40     11,493.65
                                                        2012     21.40        23.63          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B)).................................. 2012     23.51        24.08      7,270.50
                                                        2013     24.08        30.77      1,794.39
                                                        2014     30.77        33.09        266.65

Invesco Small Cap Growth Investment Division (Class B). 2005     11.96        12.70      4,087.05
                                                        2006     12.70        14.22      4,077.01
                                                        2007     14.22        15.49      4,352.05
                                                        2008     15.49         9.30      3,606.96
                                                        2009      9.30        12.21      4,222.28
                                                        2010     12.21        15.11      4,088.60
                                                        2011     15.11        14.66      2,944.17
                                                        2012     14.66        17.00      2,934.59
                                                        2013     17.00        23.37        816.44
                                                        2014     23.37        24.73          0.00

Jennison Growth Investment Division (Class B).......... 2005      3.95         4.73      3,161.78
                                                        2006      4.73         4.76      3,155.78
                                                        2007      4.76         5.20      2,392.99
                                                        2008      5.20         3.23      2,375.26
                                                        2009      3.23         4.43      2,358.23
                                                        2010      4.43         4.83      2,350.37
                                                        2011      4.83         4.75          0.00
                                                        2012      4.75         5.38      4,980.40
                                                        2013      5.38         7.22          0.00
                                                        2014      7.22         7.70          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................ 2005    $ 4.29       $ 3.91        930.56

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................ 2005      7.76         8.40      1,552.74
                                                         2006      8.40         8.86      5,249.29
                                                         2007      8.86         9.93      5,294.21
                                                         2008      9.93         5.26      5,611.30
                                                         2009      5.26         7.42      7,634.67
                                                         2010      7.42         7.96      6,549.82
                                                         2011      7.96         7.70      5,518.67
                                                         2012      7.70         8.65          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................. 2012      1.01         1.04          0.00
                                                         2013      1.04         1.13          0.00
                                                         2014      1.13         1.19          0.00

Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013)................................. 2013     14.77        16.17          0.00
                                                         2014     16.17        16.41          0.00

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)....................... 2008      9.99         7.95      5,044.98
                                                         2009      7.95         9.97      3,262.51
                                                         2010      9.97        10.93          5.08
                                                         2011     10.93        10.95          0.00
                                                         2012     10.95        12.08          0.00
                                                         2013     12.08        12.59          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)............................................. 2005     25.02        26.17      1,914.50
                                                         2006     26.17        29.88      2,596.92
                                                         2007     29.88        32.71      3,184.36
                                                         2008     32.71        20.51      3,544.72
                                                         2009     20.51        26.13      2,836.89
                                                         2010     26.13        32.60      2,506.91
                                                         2011     32.60        32.08      1,560.38
                                                         2012     32.08        35.95        800.40
                                                         2013     35.95        49.60        375.05
                                                         2014     49.60        50.34          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class B)............................................. 2005      9.56         9.78        252.79
                                                         2006      9.78        10.53      1,890.28
                                                         2007     10.53        10.77      2,360.96
                                                         2008     10.77         6.20      2,353.50
                                                         2009      6.20         7.88      6,086.24
                                                         2010      7.88        10.15      2,347.44
                                                         2011     10.15        10.23      1,890.28
                                                         2012     10.23        11.12          0.00
                                                         2013     11.12        16.19          0.00
                                                         2014     16.19        16.03          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B).............................................. 2005    $16.20       $16.13      2,941.48
                                                          2006     16.13        17.26      6,019.69
                                                          2007     17.26        18.04     11,446.78
                                                          2008     18.04        14.40      9,528.47
                                                          2009     14.40        19.31      8,916.10
                                                          2010     19.31        21.39      9,152.78
                                                          2011     21.39        21.92      8,553.00
                                                          2012     21.92        24.27      8,070.23
                                                          2013     24.27        25.71        234.72
                                                          2014     25.71        26.43        227.86

Met/Artisan Mid Cap Value Investment Division
  (Class B).............................................. 2005     30.65        32.98      4,369.76
                                                          2006     32.98        36.28      2,625.73
                                                          2007     36.28        33.06      2,781.48
                                                          2008     33.06        17.46      2,983.91
                                                          2009     17.46        24.18      2,232.38
                                                          2010     24.18        27.21      1,961.54
                                                          2011     27.21        28.42      1,533.54
                                                          2012     28.42        31.10        436.33
                                                          2013     31.10        41.63        337.24
                                                          2014     41.63        41.51        280.84

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011).......................... 2011      9.98         9.73      9,298.29
                                                          2012      9.73         9.96      9,195.08
                                                          2013      9.96         9.88          0.00
                                                          2014      9.88         9.79          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B)).................................... 2011     11.76        10.03          0.00
                                                          2012     10.03        11.49          0.00
                                                          2013     11.49        14.59          0.00
                                                          2014     14.59        15.04          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005      9.99        11.10          0.00
                                                          2006     11.10        12.60          0.00
                                                          2007     12.60        12.76      4,030.40
                                                          2008     12.76         7.45      9,154.41
                                                          2009      7.45         9.60      3,962.71
                                                          2010      9.60        10.90      3,935.14
                                                          2011     10.90        11.80          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.26           0.00
                                                         2006     10.26        10.75       2,074.04
                                                         2007     10.75        11.13      28,990.88
                                                         2008     11.13         9.34      12,902.22
                                                         2009      9.34        11.05      14,688.07
                                                         2010     11.05        11.92      12,086.59
                                                         2011     11.92        12.07      11,995.41
                                                         2012     12.07        12.93       6,184.08
                                                         2013     12.93        13.22           0.00
                                                         2014     13.22        13.54           0.00

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.47       7,354.91
                                                         2006     10.47        11.24      14,148.53
                                                         2007     11.24        11.55      63,148.46
                                                         2008     11.55         8.88      57,396.15
                                                         2009      8.88        10.77      45,917.24
                                                         2010     10.77        11.78      41,078.37
                                                         2011     11.78        11.68      40,818.73
                                                         2012     11.68        12.76      39,824.79
                                                         2013     12.76        13.89      23,248.55
                                                         2014     13.89        14.29      21,199.23

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005      9.99        10.70      46,491.36
                                                         2006     10.70        11.74      69,819.26
                                                         2007     11.74        12.01      97,717.86
                                                         2008     12.01         8.41     121,265.95
                                                         2009      8.41        10.43      63,410.49
                                                         2010     10.43        11.58      55,578.32
                                                         2011     11.58        11.20      47,889.21
                                                         2012     11.20        12.44      44,871.47
                                                         2013     12.44        14.39      33,396.29
                                                         2014     14.39        14.83      10,005.06

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         7.00      30,135.30
                                                         2009      7.00         8.83      23,527.52
                                                         2010      8.83         9.53      23,401.32
                                                         2011      9.53         9.18           0.00
                                                         2012      9.18        10.45           0.00
                                                         2013     10.45        11.24           0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013    $11.31       $12.84           0.00
                                                         2014     12.84        12.77           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.93      11,458.42
                                                         2006     10.93        12.24      63,979.50
                                                         2007     12.24        12.47      91,710.88
                                                         2008     12.47         7.93     135,900.90
                                                         2009      7.93        10.04     100,187.57
                                                         2010     10.04        11.30      91,521.14
                                                         2011     11.30        10.66      90,387.04
                                                         2012     10.66        12.06      70,425.54
                                                         2013     12.06        14.71      68,830.38
                                                         2014     14.71        15.18      43,637.55

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.94        10.36           0.00
                                                         2013     10.36        11.62           0.00
                                                         2014     11.62        12.50           0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.73        13.98       4,379.18
                                                         2006     13.98        15.06       7,809.23
                                                         2007     15.06        15.88       6,602.43
                                                         2008     15.88         9.91       9,320.16
                                                         2009      9.91        13.29      22,517.17
                                                         2010     13.29        16.42      15,821.37
                                                         2011     16.42        15.75       9,110.36
                                                         2012     15.75        18.12       1,865.81
                                                         2013     18.12        23.61         496.78
                                                         2014     23.61        25.29         492.14

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.12           0.00
                                                         2014      1.12         1.20           0.00

MetLife Stock Index Investment Division (Class B)....... 2005     33.89        34.69      20,802.11
                                                         2006     34.69        39.19      20,974.70
                                                         2007     39.19        40.35      16,593.18
                                                         2008     40.35        24.82      17,180.84
                                                         2009     24.82        30.65      23,911.63
                                                         2010     30.65        34.42      23,499.57
                                                         2011     34.42        34.31      13,420.07
                                                         2012     34.31        38.83       3,719.20
                                                         2013     38.83        50.15       1,918.94
                                                         2014     50.15        55.63       1,555.19

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)....................................... 2005    $10.95       $12.50      1,637.50
                                                   2006     12.50        15.52      6,763.82
                                                   2007     15.52        17.24      7,505.32
                                                   2008     17.24         9.74      7,214.85
                                                   2009      9.74        12.57      7,908.64
                                                   2010     12.57        13.74      8,798.21
                                                   2011     13.74        12.03      7,793.39
                                                   2012     12.03        13.76      4,054.04
                                                   2013     13.76        16.10      1,168.43
                                                   2014     16.10        14.69          0.00

MFS(R) Total Return Investment Division (Class B). 2005     36.27        36.58      1,203.01
                                                   2006     36.58        40.16      1,029.13
                                                   2007     40.16        41.00      5,429.37
                                                   2008     41.00        31.22      1,821.85
                                                   2009     31.22        36.22      1,381.73
                                                   2010     36.22        39.01      1,233.88
                                                   2011     39.01        39.08        711.40
                                                   2012     39.08        42.65        176.35
                                                   2013     42.65        49.65         23.46
                                                   2014     49.65        52.77          0.00

MFS(R) Value Investment Division (Class B)........ 2005     12.65        12.21      4,829.93
                                                   2006     12.21        14.11      1,157.60
                                                   2007     14.11        13.28      1,196.70
                                                   2008     13.28         8.63      5,035.86
                                                   2009      8.63        10.21      1,084.11
                                                   2010     10.21        11.13      1,085.98
                                                   2011     11.13        10.98        874.08
                                                   2012     10.98        12.53        272.38
                                                   2013     12.53        16.64          0.00
                                                   2014     16.64        18.04          0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))...................................... 2005     24.34        26.36      4,359.90
                                                   2006     26.36        28.87      3,387.51
                                                   2007     28.87        29.42      2,211.88
                                                   2008     29.42        17.57      2,028.32
                                                   2009     17.57        20.93      1,043.64
                                                   2010     20.93        23.46        960.75
                                                   2011     23.46        21.54        960.23
                                                   2012     21.54        24.39        417.02
                                                   2013     24.39        26.80          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008)......................... 2008    $ 9.99       $ 6.57      5,743.52
                                                           2009      6.57         8.05          0.00
                                                           2010      8.05         8.76          4.93
                                                           2011      8.76         8.55          0.00
                                                           2012      8.55         9.55          0.00
                                                           2013      9.55        10.44          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................... 2010     11.97        13.85      4,386.77
                                                           2011     13.85        12.64      3,557.79
                                                           2012     12.64        13.55      1,286.75
                                                           2013     13.55        18.47        835.01
                                                           2014     18.47        18.30          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))..................................... 2005     15.80        16.52      2,267.62
                                                           2006     16.52        18.08      3,620.59
                                                           2007     18.08        19.17      4,459.56
                                                           2008     19.17         8.37      4,482.61
                                                           2009      8.37        10.97      6,370.06
                                                           2010     10.97        11.85          0.00

MSCI EAFE(R) Index Investment Division (Class B).......... 2005     10.75        11.90     13,763.63
                                                           2006     11.90        14.65     13,998.00
                                                           2007     14.65        15.87     10,212.27
                                                           2008     15.87         8.99     14,373.62
                                                           2009      8.99        11.32     37,732.20
                                                           2010     11.32        11.98     33,466.81
                                                           2011     11.98        10.26     20,201.54
                                                           2012     10.26        11.88      2,413.63
                                                           2013     11.88        14.15        910.18
                                                           2014     14.15        13.01      1,001.27

Neuberger Berman Genesis Investment Division
  (Class B)............................................... 2005     17.68        18.02      6,163.03
                                                           2006     18.02        20.57      7,949.48
                                                           2007     20.57        19.43      7,339.58
                                                           2008     19.43        11.71      3,270.29
                                                           2009     11.71        12.95      3,356.03
                                                           2010     12.95        15.42      4,925.75
                                                           2011     15.42        15.95      2,506.66
                                                           2012     15.95        17.17        893.91
                                                           2013     17.17        23.27          0.00
                                                           2014     23.27        22.75          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B))............................................ 2005    $13.32       $14.12        379.82
                                                         2006     14.12        15.88        464.48
                                                         2007     15.88        15.15        865.71
                                                         2008     15.15         9.16        860.08
                                                         2009      9.16        12.29        697.85
                                                         2010     12.29        14.81        696.53
                                                         2011     14.81        13.76          0.00
                                                         2012     13.76        14.21          0.00
                                                         2013     14.21        15.38          0.00

Oppenheimer Global Equity Investment Division
  (Class B)............................................. 2005     14.09        16.02      4,150.28
                                                         2006     16.02        18.28      8,339.32
                                                         2007     18.28        19.05     12,075.92
                                                         2008     19.05        11.10     11,275.36
                                                         2009     11.10        15.22      9,917.50
                                                         2010     15.22        17.31      9,756.56
                                                         2011     17.31        15.55      7,789.52
                                                         2012     15.55        18.48      7,765.69
                                                         2013     18.48        23.03          0.00
                                                         2014     23.03        23.07          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54          0.00
                                                         2009      6.54         8.51          0.00
                                                         2010      8.51         8.98          3.43
                                                         2011      8.98         8.20          0.00
                                                         2012      8.20         9.83          0.00
                                                         2013      9.83        10.43          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     10.81        10.88          0.00
                                                         2007     10.88        11.82      3,051.90
                                                         2008     11.82        10.79     25,371.95
                                                         2009     10.79        12.49     18,875.01
                                                         2010     12.49        13.20     21,254.44
                                                         2011     13.20        14.39     11,386.99
                                                         2012     14.39        15.40     11,123.20
                                                         2013     15.40        13.70        843.80
                                                         2014     13.70        13.83        857.18

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Total Return Investment Division (Class B)........... 2005    $11.83       $11.86     14,606.50
                                                            2006     11.86        12.16     13,969.05
                                                            2007     12.16        12.83     10,920.01
                                                            2008     12.83        12.63      9,043.02
                                                            2009     12.63        14.62      6,701.30
                                                            2010     14.62        15.51     10,881.60
                                                            2011     15.51        15.69      8,808.87
                                                            2012     15.69        16.82      7,450.88
                                                            2013     16.82        16.18      5,582.65
                                                            2014     16.18        16.53      5,695.01

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012).................................... 2012     10.71        10.83          0.00
                                                            2013     10.83        10.14          0.00
                                                            2014     10.14        10.70          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.71          0.00
                                                            2014     10.71        11.41          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.91        15.25      3,573.72
                                                            2006     15.25        17.58      8,011.43
                                                            2007     17.58        16.95      6,460.23
                                                            2008     16.95        11.02      3,706.08
                                                            2009     11.02        13.58     10,719.48
                                                            2010     13.58        16.86      9,522.18
                                                            2011     16.86        15.83      4,593.59
                                                            2012     15.83        18.01        448.23
                                                            2013     18.01        24.41        291.53
                                                            2014     24.41        25.09        294.98

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14          0.00
                                                            2014      1.14         1.21          0.00

SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.47        11.08      2,714.30
                                                            2007     11.08        11.45      1,284.07
                                                            2008     11.45         8.41      1,764.89
                                                            2009      8.41        10.31          0.00
                                                            2010     10.31        11.34          4.19
                                                            2011     11.34        11.24          0.00
                                                            2012     11.24        12.44          0.00
                                                            2013     12.44        13.78          0.00
                                                            2014     13.78        14.30          0.00

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)....................................... 2006    $10.67       $11.33        670.77
                                                    2007     11.33        11.74          0.00
                                                    2008     11.74         7.71          0.00
                                                    2009      7.71         9.77          0.00
                                                    2010      9.77        10.94          0.00
                                                    2011     10.94        10.50          0.00
                                                    2012     10.50        11.84          0.00
                                                    2013     11.84        13.71          0.00
                                                    2014     13.71        14.17          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................ 2005     11.69        12.19      1,171.46
                                                    2006     12.19        13.50      1,416.31
                                                    2007     13.50        14.45      5,088.09
                                                    2008     14.45         8.22      3,195.72
                                                    2009      8.22        11.53      2,671.40
                                                    2010     11.53        13.20      2,566.49
                                                    2011     13.20        12.77      2,459.64
                                                    2012     12.77        14.86      1,515.71
                                                    2013     14.86        20.23      2,023.85
                                                    2014     20.23        21.59        321.48

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)).............................. 2005      4.24         4.62        212.24
                                                    2006      4.62         4.77      3,322.25
                                                    2007      4.77         6.16      2,641.39
                                                    2008      6.16         3.35     11,033.06
                                                    2009      3.35         5.23     33,748.95
                                                    2010      5.23         6.55     13,473.02
                                                    2011      6.55         5.79      7,833.97
                                                    2012      5.79         6.36      4,231.70
                                                    2013      6.36         6.64          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................ 2005      6.96         7.83      4,916.77
                                                    2006      7.83         8.15      5,805.41
                                                    2007      8.15         9.40      7,527.42
                                                    2008      9.40         5.55      7,808.99
                                                    2009      5.55         7.92      7,989.33
                                                    2010      7.92         9.92     11,005.59
                                                    2011      9.92         9.57      5,683.38
                                                    2012      9.57        10.67      5,441.68
                                                    2013     10.67        14.29      1,636.66
                                                    2014     14.29        15.81        156.78

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005    $12.64       $13.72      1,137.94
                                                       2006     13.72        13.95      1,361.63
                                                       2007     13.95        14.98      1,650.75
                                                       2008     14.98         9.35      1,576.50
                                                       2009      9.35        12.72      1,554.94
                                                       2010     12.72        16.80      1,909.33
                                                       2011     16.80        16.71      1,833.06
                                                       2012     16.71        19.00      1,339.62
                                                       2013     19.00        26.86        786.45
                                                       2014     26.86        28.09         57.94

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.70        18.81      8,012.26
                                                       2006     18.81        19.34      7,032.64
                                                       2007     19.34        19.66      5,110.05
                                                       2008     19.66        16.35      4,492.72
                                                       2009     16.35        21.14      3,681.09
                                                       2010     21.14        23.32      3,066.44
                                                       2011     23.32        24.21      2,957.12
                                                       2012     24.21        26.42      2,063.79
                                                       2013     26.42        26.12          0.00
                                                       2014     26.12        26.97          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.92        14.84      6,283.23
                                                       2006     14.84        15.13      4,472.45
                                                       2007     15.13        15.43      4,227.20
                                                       2008     15.43        15.05      8,972.78
                                                       2009     15.05        15.36      9,251.24
                                                       2010     15.36        15.89      4,315.07
                                                       2011     15.89        16.41      3,893.84
                                                       2012     16.41        16.58      1,273.90
                                                       2013     16.58        16.11        508.88
                                                       2014     16.11        16.20        373.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B)).......................................... 2005     34.43        34.72      1,417.92
                                                       2006     34.72        37.54      1,304.25
                                                       2007     37.54        38.88      1,555.27
                                                       2008     38.88        28.61         42.92
                                                       2009     28.61        32.82         45.44
                                                       2010     32.82        35.19         49.10
                                                       2011     35.19        35.75         45.43
                                                       2012     35.75        39.30          0.00
                                                       2013     39.30        46.36          0.00
                                                       2014     46.36        50.14          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................. 2005    $29.07       $31.36      4,729.71
                                                          2006     31.36        35.16      5,991.31
                                                          2007     35.16        35.98      6,083.12
                                                          2008     35.98        21.34      7,539.75
                                                          2009     21.34        27.55      5,267.11
                                                          2010     27.55        30.18      8,101.24
                                                          2011     30.18        28.34      5,112.61
                                                          2012     28.34        31.29      2,583.09
                                                          2013     31.29        40.93        521.51
                                                          2014     40.93        44.29        427.24

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment
  Division (Class B) and before that BlackRock Large Cap
  Investment Division (Class B))......................... 2005     58.32        59.10         64.81
                                                          2006     59.10        65.98        534.50
                                                          2007     65.98        69.07          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class B)).................................... 2007     68.49        68.82        603.94
                                                          2008     68.82        42.31         89.12
                                                          2009     42.31        49.46         88.20
                                                          2010     49.46        54.54         87.94
                                                          2011     54.54        53.63        359.92
                                                          2012     53.63        59.64        272.93
                                                          2013     59.64        78.55        224.59
                                                          2014     78.55        87.43          0.00

At 2.20 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006)............................................. 2006     13.79        14.40          0.00
                                                          2007     14.40        14.55      3,535.61
                                                          2008     14.55        12.90      3,513.81
                                                          2009     12.90        14.21      3,294.39
                                                          2010     14.21        14.80      1,798.56
                                                          2011     14.80        15.36      1,736.53
                                                          2012     15.36        15.84      1,685.19
                                                          2013     15.84        15.16        508.47
                                                          2014     15.16        15.61          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005   $ 18.50      $ 22.68      3,303.35
                                                       2006     22.68        27.53      9,878.37
                                                       2007     27.53        32.70     14,621.74
                                                       2008     32.70        14.86     12,731.69
                                                       2009     14.86        23.46     13,910.72
                                                       2010     23.46        28.09     11,116.09
                                                       2011     28.09        22.22      9,663.04
                                                       2012     22.22        25.68      8,149.50
                                                       2013     25.68        32.23      2,099.55
                                                       2014     32.23        32.20        507.66

American Funds Growth Investment Division (Class 2)... 2005    108.29       123.10      2,730.25
                                                       2006    123.10       132.73      4,551.06
                                                       2007    132.73       145.86      5,997.42
                                                       2008    145.86        79.94      5,837.37
                                                       2009     79.94       109.02      8,038.41
                                                       2010    109.02       126.57      6,730.36
                                                       2011    126.57       118.53      5,203.87
                                                       2012    118.53       136.68      3,107.25
                                                       2013    136.68       173.95        765.59
                                                       2014    173.95       184.65        348.30

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2005     82.69        85.61      3,032.38
                                                       2006     85.61        96.49      4,108.55
                                                       2007     96.49        99.14      4,891.86
                                                       2008     99.14        60.27      4,698.06
                                                       2009     60.27        77.38      4,491.44
                                                       2010     77.38        84.34      4,194.37
                                                       2011     84.34        81.00      3,550.46
                                                       2012     81.00        93.08      2,340.53
                                                       2013     93.08       121.56        336.48
                                                       2014    121.56       131.56          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.00 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.15      $ 10.46     389,745.02
                                                        2013     10.46        11.39     495,711.72
                                                        2014     11.39        11.99     494,635.79

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03     150,607.06

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.85        14.47       9,595.57
                                                        2007     14.47        14.63         927.95
                                                        2008     14.63        12.98           0.00
                                                        2009     12.98        14.30           0.00
                                                        2010     14.30        14.90           2.15
                                                        2011     14.90        15.48           0.00
                                                        2012     15.48        15.96           0.00
                                                        2013     15.96        15.28           0.00
                                                        2014     15.28        15.75           0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.56        22.77       3,720.80
                                                        2006     22.77        27.65       3,462.82
                                                        2007     27.65        32.86       4,490.02
                                                        2008     32.86        14.94       3,722.91
                                                        2009     14.94        23.59       3,401.46
                                                        2010     23.59        28.27       2,989.97
                                                        2011     28.27        22.37       3,095.31
                                                        2012     22.37        25.87       3,031.25
                                                        2013     25.87        32.48       1,972.53
                                                        2014     32.48        32.47       3,207.16

American Funds Growth Investment Division+ (Class 2)... 2005    109.38       124.40       1,814.05
                                                        2006    124.40       134.20       1,100.43
                                                        2007    134.20       147.55         915.88
                                                        2008    147.55        80.90         903.53
                                                        2009     80.90       110.39         530.85
                                                        2010    110.39       128.22         502.06
                                                        2011    128.22       120.13         478.89
                                                        2012    120.13       138.60         450.48
                                                        2013    138.60       176.49         486.93
                                                        2014    176.49       187.43         540.26

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 83.52      $ 86.51       2,396.81
                                                           2006     86.51        97.55       2,471.57
                                                           2007     97.55       100.28       1,805.14
                                                           2008    100.28        60.99       1,943.98
                                                           2009     60.99        78.35       1,779.02
                                                           2010     78.35        85.44       1,843.67
                                                           2011     85.44        82.10       1,867.05
                                                           2012     82.10        94.39       1,514.50
                                                           2013     94.39       123.33         640.90
                                                           2014    123.33       133.55         402.21

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98           0.00
                                                           2009      6.98         8.85      55,486.38
                                                           2010      8.85         9.73     202,898.02
                                                           2011      9.73         9.33     326,943.51
                                                           2012      9.33        10.38     404,437.61
                                                           2013     10.38        12.07     384,437.61
                                                           2014     12.07        12.54     350,749.65

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33           0.00
                                                           2009      6.33         8.32       8,622.86
                                                           2010      8.32         9.25       8,630.31
                                                           2011      9.25         8.64      11,066.56
                                                           2012      8.64         9.84      11,776.29
                                                           2013      9.84        12.06       7,954.08
                                                           2014     12.06        12.58       7,343.63

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65           0.00
                                                           2009      7.65         9.25     152,863.14
                                                           2010      9.25         9.97     482,540.91
                                                           2011      9.97         9.79     544,723.97
                                                           2012      9.79        10.64     530,918.68
                                                           2013     10.64        11.83     495,761.72
                                                           2014     11.83        12.31     480,793.09

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.08        11.44     411,249.44
                                                           2013     11.44        10.83     523,749.14
                                                           2014     10.83        11.04     438,651.90

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.43       $14.33           0.00
                                                         2006     14.33        16.33           0.00
                                                         2007     16.33        17.62           0.00
                                                         2008     17.62         9.62           0.00
                                                         2009      9.62        11.50         129.24
                                                         2010     11.50        12.05       1,996.39
                                                         2011     12.05         9.43       3,909.51
                                                         2012      9.43        11.03       8,901.42
                                                         2013     11.03        12.45      10,429.09
                                                         2014     12.45        11.80       2,852.07

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.31        12.29      15,667.64
                                                         2006     12.29        12.50      12,450.27
                                                         2007     12.50        13.07       7,336.83
                                                         2008     13.07        13.53       5,187.05
                                                         2009     13.53        13.93      76,417.01
                                                         2010     13.93        14.43     144,999.58
                                                         2011     14.43        15.17     163,276.23
                                                         2012     15.17        15.41     188,468.98
                                                         2013     15.41        14.72     213,602.76
                                                         2014     14.72        15.22     240,748.69

BlackRock Bond Income Investment Division (Class B)..... 2005     39.46        39.51       1,489.48
                                                         2006     39.51        40.33           0.00
                                                         2007     40.33        41.91         155.30
                                                         2008     41.91        39.57         109.52
                                                         2009     39.57        42.35       1,283.55
                                                         2010     42.35        44.86       6,775.56
                                                         2011     44.86        46.75       7,833.19
                                                         2012     46.75        49.16      14,534.00
                                                         2013     49.16        47.70       9,729.03
                                                         2014     47.70        49.94      14,266.43

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     23.91        25.02           0.00
                                                         2006     25.02        25.47           0.00
                                                         2007     25.47        29.57           0.00
                                                         2008     29.57        18.35         116.68
                                                         2009     18.35        24.55       3,512.08
                                                         2010     24.55        28.75      10,939.34
                                                         2011     28.75        25.60      12,003.14
                                                         2012     25.60        28.62      12,745.28
                                                         2013     28.62        37.57      12,878.74
                                                         2014     37.57        40.01      12,066.97

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large
  Cap Investment Division (Class B)) (5/1/2006).......... 2006    $16.12       $16.25           0.00
                                                          2007     16.25        16.51           0.00
                                                          2008     16.51         8.91           0.00
                                                          2009      8.91         9.26           0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012).................................. 2012      9.91        10.19     445,113.13
                                                          2013     10.19        11.02     491,138.05
                                                          2014     11.02        11.44     485,110.42

BlackRock Large Cap Value Investment Division
  (Class B).............................................. 2005     11.60        12.01           0.00
                                                          2006     12.01        14.02           0.00
                                                          2007     14.02        14.17         175.04
                                                          2008     14.17         9.01           0.00
                                                          2009      9.01         9.81      22,289.55
                                                          2010      9.81        10.47      81,092.07
                                                          2011     10.47        10.48      84,733.72
                                                          2012     10.48        11.70      91,260.55
                                                          2013     11.70        15.12      89,110.19
                                                          2014     15.12        16.25      88,073.28

BlackRock Money Market Investment Division (Class B)..... 2005     19.25        19.37       3,185.85
                                                          2006     19.37        19.85       4,587.01
                                                          2007     19.85        20.39       1,410.41
                                                          2008     20.39        20.51       1,619.94
                                                          2009     20.51        20.15       7,206.62
                                                          2010     20.15        19.75       4,066.50
                                                          2011     19.75        19.36      20,543.08
                                                          2012     19.36        18.98      17,843.39
                                                          2013     18.98        18.60      14,469.83
                                                          2014     18.60        18.23       3,800.74

Clarion Global Real Estate Investment Division (Class B). 2005     12.78        14.19       4,036.10
                                                          2006     14.19        19.14       3,967.93
                                                          2007     19.14        15.94       2,373.04
                                                          2008     15.94         9.11       2,447.36
                                                          2009      9.11        12.03       3,229.47
                                                          2010     12.03        13.70       9,742.91
                                                          2011     13.70        12.68      15,008.90
                                                          2012     12.68        15.65      22,495.95
                                                          2013     15.65        15.89      26,559.44
                                                          2014     15.89        17.64      18,904.98

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B).................................................. 2005   $  7.01      $  7.80          0.00
                                                              2006      7.80         7.52          0.00
                                                              2007      7.52         7.53          0.00
                                                              2008      7.53         4.50          0.00
                                                              2009      4.50         5.86          0.00
                                                              2010      5.86         7.12      2,721.42
                                                              2011      7.12         7.20      5,679.72
                                                              2012      7.20         8.37     13,661.01
                                                              2013      8.37        11.94     17,930.99
                                                              2014     11.94        13.92     78,024.57

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division (Class B)
  and before that MFS(R) Investors Trust Investment Division
  (Class B))................................................. 2005      8.23         8.63          0.00
                                                              2006      8.63         9.00          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that
  Legg Mason Value Equity Investment Division
  (Class B))................................................. 2006      8.96         9.57          0.00
                                                              2007      9.57         8.83          0.00
                                                              2008      8.83         3.92          0.00
                                                              2009      3.92         5.31     17,377.34
                                                              2010      5.31         5.58     21,812.13
                                                              2011      5.58         5.93          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007)..................................... 2007    125.42       153.24        683.80
                                                              2008    153.24        87.12      1,220.21
                                                              2009     87.12       121.99      2,816.31
                                                              2010    121.99       130.81      4,607.47
                                                              2011    130.81       118.55      4,758.50
                                                              2012    118.55       142.35      5,623.83
                                                              2013    142.35       179.70      4,313.77
                                                              2014    179.70       186.77          0.00

Frontier Mid Cap Growth Investment Division (Class B)........ 2005     33.66        36.44          0.00
                                                              2006     36.44        38.03          0.00
                                                              2007     38.03        44.82          0.00
                                                              2008     44.82        23.79          0.00
                                                              2009     23.79        34.76      1,022.59
                                                              2010     34.76        39.18      6,748.91
                                                              2011     39.18        37.16      8,392.66
                                                              2012     37.16        40.32      9,687.96
                                                              2013     40.32        52.34      6,802.41
                                                              2014     52.34        56.88      6,507.33

                                                           BEGINNING OF               NUMBER OF
                                                               YEAR     END OF YEAR  ACCUMULATION
                                                           ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                   YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                   ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B).......................................... 2005    $13.70       $15.34          209.68
                                                      2006     15.34        19.37          592.27
                                                      2007     19.37        18.78          723.18
                                                      2008     18.78        10.88          708.83
                                                      2009     10.88        16.53       15,302.70
                                                      2010     16.53        18.87       21,365.22
                                                      2011     18.87        15.86       20,465.85
                                                      2012     15.86        20.09       26,615.04
                                                      2013     20.09        25.70       19,131.35
                                                      2014     25.70        23.73       21,679.07

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012).............................. 2012      1.01         1.04    1,136,194.79
                                                      2013      1.04         1.04    1,963,610.17
                                                      2014      1.04         1.07    2,005,334.63

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................ 2005     20.86        22.89        2,335.47
                                                      2006     22.89        24.95        2,757.29
                                                      2007     24.95        25.23        2,301.50
                                                      2008     25.23        12.99        2,282.94
                                                      2009     12.99        18.81        7,337.82
                                                      2010     18.81        23.24       11,074.71
                                                      2011     23.24        21.26        8,115.78
                                                      2012     21.26        23.47            0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment
  Division (Class B))................................ 2012     23.35        23.91        7,157.33
                                                      2013     23.91        30.54        6,279.81
                                                      2014     30.54        32.82        6,510.92

Invesco Small Cap Growth Investment Division
  (Class B).......................................... 2005     11.94        12.67            0.00
                                                      2006     12.67        14.18            0.00
                                                      2007     14.18        15.44            0.00
                                                      2008     15.44         9.27            0.00
                                                      2009      9.27        12.16        1,016.09
                                                      2010     12.16        15.04          970.32
                                                      2011     15.04        14.58        2,474.75
                                                      2012     14.58        16.90        1,598.44
                                                      2013     16.90        23.22        1,779.02
                                                      2014     23.22        24.57        2,309.14

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B)........... 2005    $ 3.94       $ 4.72            0.00
                                                         2006      4.72         4.74            0.00
                                                         2007      4.74         5.18            0.00
                                                         2008      5.18         3.22            0.00
                                                         2009      3.22         4.40          371.66
                                                         2010      4.40         4.81        5,255.24
                                                         2011      4.81         4.72        5,947.73
                                                         2012      4.72         5.35       47,533.84
                                                         2013      5.35         7.17       12,117.66
                                                         2014      7.17         7.64       25,760.18

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................ 2005      4.28         3.90            0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................ 2005      7.74         8.38            0.00
                                                         2006      8.38         8.84          317.75
                                                         2007      8.84         9.90            0.00
                                                         2008      9.90         5.24            0.00
                                                         2009      5.24         7.39       11,906.65
                                                         2010      7.39         7.92       17,953.16
                                                         2011      7.92         7.66        5,906.39
                                                         2012      7.66         8.60            0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012)................................. 2012      1.01         1.04      502,029.14
                                                         2013      1.04         1.13    1,415,404.61
                                                         2014      1.13         1.19    1,706,131.44

Loomis Sayles Global Markets Investment Division
  (Class B) (4/29/2013)................................. 2013     14.72        16.11       13,535.25
                                                         2014     16.11        16.34       13,258.97

Loomis Sayles Global Markets Investment Division
  (Class B) (formerly Met/Franklin Income Investment
  Division (Class B)) (4/28/2008)....................... 2008      9.99         7.95            0.00
                                                         2009      7.95         9.96        2,330.94
                                                         2010      9.96        10.92        4,711.25
                                                         2011     10.92        10.93        5,375.82
                                                         2012     10.93        12.05        4,656.19
                                                         2013     12.05        12.56            0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)............................................. 2005     24.88        26.02            0.00
                                                         2006     26.02        29.69            0.00
                                                         2007     29.69        32.48            0.00
                                                         2008     32.48        20.36            0.00
                                                         2009     20.36        25.93          609.31
                                                         2010     25.93        32.33          813.35
                                                         2011     32.33        31.80          814.48
                                                         2012     31.80        35.61          401.56
                                                         2013     35.61        49.11          140.26
                                                         2014     49.11        49.82          343.29

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)........................................ 2005    $ 9.54       $ 9.76          0.00
                                                    2006      9.76        10.50          0.00
                                                    2007     10.50        10.73          0.00
                                                    2008     10.73         6.17          0.00
                                                    2009      6.17         7.85          0.00
                                                    2010      7.85        10.10          0.00
                                                    2011     10.10        10.18          0.00
                                                    2012     10.18        11.06          0.00
                                                    2013     11.06        16.09          0.00
                                                    2014     16.09        15.92          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)........................................ 2005     16.13        16.05      2,036.19
                                                    2006     16.05        17.17      2,293.36
                                                    2007     17.17        17.93      1,833.31
                                                    2008     17.93        14.30      1,776.20
                                                    2009     14.30        19.18        746.78
                                                    2010     19.18        21.24     12,519.93
                                                    2011     21.24        21.75     11,851.59
                                                    2012     21.75        24.07     11,879.54
                                                    2013     24.07        25.48     10,797.26
                                                    2014     25.48        26.18     15,904.62

Met/Artisan Mid Cap Value Investment Division
  (Class B)........................................ 2005     30.47        32.77        516.30
                                                    2006     32.77        36.03        486.09
                                                    2007     36.03        32.82        259.96
                                                    2008     32.82        17.32        258.47
                                                    2009     17.32        23.98      2,425.71
                                                    2010     23.98        26.97      3,757.01
                                                    2011     26.97        28.16      5,414.85
                                                    2012     28.16        30.79      6,183.77
                                                    2013     30.79        41.20      5,407.06
                                                    2014     41.20        41.06      4,764.47

Met/Franklin Low Duration Total Return Investment
  Division (Class B) (5/2/2011).................... 2011      9.98         9.72          0.00
                                                    2012      9.72         9.95          0.00
                                                    2013      9.95         9.86     12,418.60
                                                    2014      9.86         9.77     23,053.66

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division (Class B)).............................. 2011     11.72        10.00     13,058.13
                                                    2012     10.00        11.44     13,656.32
                                                    2013     11.44        14.53     65,495.39
                                                    2014     14.53        14.97     60,350.49

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment
  Division and before that MetLife Aggressive Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005    $ 9.99       $11.10           0.00
                                                          2006     11.10        12.59           0.00
                                                          2007     12.59        12.74       2,994.77
                                                          2008     12.74         7.43       2,993.70
                                                          2009      7.43         9.58       3,010.68
                                                          2010      9.58        10.87       2,998.71
                                                          2011     10.87        11.76           0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.25           0.00
                                                          2006     10.25        10.74           0.00
                                                          2007     10.74        11.12           0.00
                                                          2008     11.12         9.33       2,060.25
                                                          2009      9.33        11.02      29,871.12
                                                          2010     11.02        11.89      55,435.55
                                                          2011     11.89        12.03      81,614.85
                                                          2012     12.03        12.88     119,014.96
                                                          2013     12.88        13.16     170,871.35
                                                          2014     13.16        13.48     171,777.38

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005).............. 2005      9.99        10.47           0.00
                                                          2006     10.47        11.23           0.00
                                                          2007     11.23        11.54      10,049.87
                                                          2008     11.54         8.86       8,977.60
                                                          2009      8.86        10.75      26,284.66
                                                          2010     10.75        11.75     136,779.21
                                                          2011     11.75        11.64     246,781.03
                                                          2012     11.64        12.71     247,821.26
                                                          2013     12.71        13.82     240,199.29
                                                          2014     13.82        14.22     207,490.15

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)......................... 2005      9.99        10.70           0.00
                                                          2006     10.70        11.73           0.00
                                                          2007     11.73        12.00       6,813.56
                                                          2008     12.00         8.39       9,625.59
                                                          2009      8.39        10.41     172,952.20
                                                          2010     10.41        11.55     648,202.72
                                                          2011     11.55        11.16     744,956.34
                                                          2012     11.16        12.39     802,464.46
                                                          2013     12.39        14.33     828,435.25
                                                          2014     14.33        14.76     759,130.33

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008    $ 9.99       $ 7.00            0.00
                                                         2009      7.00         8.82       16,136.88
                                                         2010      8.82         9.52       16,143.26
                                                         2011      9.52         9.16       18,787.98
                                                         2012      9.16        10.43       18,048.29
                                                         2013     10.43        11.21            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.28        12.81       29,093.77
                                                         2014     12.81        12.73            0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.93            0.00
                                                         2006     10.93        12.23        9,597.98
                                                         2007     12.23        12.45        7,247.66
                                                         2008     12.45         7.92          496.93
                                                         2009      7.92        10.02        8,684.15
                                                         2010     10.02        11.26       47,115.16
                                                         2011     11.26        10.62       49,028.51
                                                         2012     10.62        12.02       49,724.04
                                                         2013     12.02        14.64       58,939.90
                                                         2014     14.64        15.10       83,031.34

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.94        10.36      451,186.98
                                                         2013     10.36        11.61      708,335.09
                                                         2014     11.61        12.48      719,682.02

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.70        13.95        1,550.66
                                                         2006     13.95        15.01        2,166.87
                                                         2007     15.01        15.82        2,262.33
                                                         2008     15.82         9.86        2,084.08
                                                         2009      9.86        13.23       15,029.97
                                                         2010     13.23        16.34       35,100.99
                                                         2011     16.34        15.66       37,367.51
                                                         2012     15.66        18.01       39,275.51
                                                         2013     18.01        23.45       43,416.79
                                                         2014     23.45        25.11       46,545.40

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.12    1,134,924.09
                                                         2014      1.12         1.20    1,874,008.31

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B). 2005    $33.64       $34.42      4,653.75
                                                   2006     34.42        38.87      4,052.46
                                                   2007     38.87        39.99      3,035.45
                                                   2008     39.99        24.59      2,910.98
                                                   2009     24.59        30.35     50,848.30
                                                   2010     30.35        34.06     81,990.42
                                                   2011     34.06        33.94     89,053.88
                                                   2012     33.94        38.39     89,252.21
                                                   2013     38.39        49.56     88,088.64
                                                   2014     49.56        54.95     86,571.53

MFS(R) Research International Investment Division
  (Class B)....................................... 2005     10.93        12.47          0.00
                                                   2006     12.47        15.47          0.00
                                                   2007     15.47        17.18          0.00
                                                   2008     17.18         9.70          0.00
                                                   2009      9.70        12.52      2,427.29
                                                   2010     12.52        13.67      3,535.41
                                                   2011     13.67        11.96      2,050.25
                                                   2012     11.96        13.68      1,826.68
                                                   2013     13.68        16.00      3,681.76
                                                   2014     16.00        14.59      3,810.49

MFS(R) Total Return Investment Division (Class B). 2005     35.95        36.24      1,335.09
                                                   2006     36.24        39.77      1,335.09
                                                   2007     39.77        40.58      1,165.26
                                                   2008     40.58        30.88      1,164.61
                                                   2009     30.88        35.81        331.63
                                                   2010     35.81        38.55      1,954.75
                                                   2011     38.55        38.60      2,201.40
                                                   2012     38.60        42.11      2,148.45
                                                   2013     42.11        49.00      1,870.90
                                                   2014     49.00        52.04      1,804.30

MFS(R) Value Investment Division (Class B)........ 2005     12.62        12.16      2,385.88
                                                   2006     12.16        14.05        494.83
                                                   2007     14.05        13.22          0.00
                                                   2008     13.22         8.59          0.00
                                                   2009      8.59        10.15      6,610.67
                                                   2010     10.15        11.06     20,206.39
                                                   2011     11.06        10.91     19,147.06
                                                   2012     10.91        12.44     17,820.26
                                                   2013     12.44        16.51     20,446.47
                                                   2014     16.51        17.89     20,876.37

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B)).............................................. 2005    $24.20       $26.19           0.00
                                                           2006     26.19        28.67           0.00
                                                           2007     28.67        29.21           0.00
                                                           2008     29.21        17.43           0.00
                                                           2009     17.43        20.76           0.00
                                                           2010     20.76        23.25           0.00
                                                           2011     23.25        21.34           0.00
                                                           2012     21.34        24.15           0.00
                                                           2013     24.15        26.54           0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment
  Division (Class B)) (4/28/2008)......................... 2008      9.99         6.57           0.00
                                                           2009      6.57         8.04       2,284.00
                                                           2010      8.04         8.75       5,053.40
                                                           2011      8.75         8.53       5,287.67
                                                           2012      8.53         9.53       4,813.96
                                                           2013      9.53        10.41           0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)............................................... 2010     11.89        13.76       3,221.48
                                                           2011     13.76        12.55       6,725.96
                                                           2012     12.55        13.44      17,533.82
                                                           2013     13.44        18.32       8,787.56
                                                           2014     18.32        18.14       4,178.01

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))..................................... 2005     15.73        16.45           0.00
                                                           2006     16.45        17.99           0.00
                                                           2007     17.99        19.06         328.77
                                                           2008     19.06         8.32         424.10
                                                           2009      8.32        10.90       2,090.20
                                                           2010     10.90        11.77           0.00

MSCI EAFE(R) Index Investment Division (Class B).......... 2005     10.71        11.86       2,555.02
                                                           2006     11.86        14.59       2,012.62
                                                           2007     14.59        15.80       1,546.11
                                                           2008     15.80         8.95       1,505.84
                                                           2009      8.95        11.25      39,736.44
                                                           2010     11.25        11.91      65,798.14
                                                           2011     11.91        10.19      78,802.45
                                                           2012     10.19        11.79      86,918.88
                                                           2013     11.79        14.05      92,866.43
                                                           2014     14.05        12.91     100,645.53

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division
  (Class B)............................................. 2005    $17.64       $17.97      2,780.30
                                                         2006     17.97        20.51      2,164.21
                                                         2007     20.51        19.36      1,656.74
                                                         2008     19.36        11.66      1,653.87
                                                         2009     11.66        12.89          0.00
                                                         2010     12.89        15.33          2.04
                                                         2011     15.33        15.86          0.00
                                                         2012     15.86        17.06         42.73
                                                         2013     17.06        23.11      1,998.10
                                                         2014     23.11        22.58      1,674.42

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division
  (Class B))............................................ 2005     13.30        14.09          0.00
                                                         2006     14.09        15.84          0.00
                                                         2007     15.84        15.10          0.00
                                                         2008     15.10         9.13          0.00
                                                         2009      9.13        12.24          0.00
                                                         2010     12.24        14.74        715.42
                                                         2011     14.74        13.69      2,526.00
                                                         2012     13.69        14.13      2,742.30
                                                         2013     14.13        15.29          0.00

Oppenheimer Global Equity Investment Division
  (Class B)............................................. 2005     14.03        15.95         47.74
                                                         2006     15.95        18.19        498.93
                                                         2007     18.19        18.95        254.82
                                                         2008     18.95        11.04        254.05
                                                         2009     11.04        15.13      1,426.53
                                                         2010     15.13        17.19      4,594.07
                                                         2011     17.19        15.43      5,402.49
                                                         2012     15.43        18.33      5,920.40
                                                         2013     18.33        22.84     24,027.45
                                                         2014     22.84        22.87     23,278.37

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.54          0.00
                                                         2009      6.54         8.50      8,243.08
                                                         2010      8.50         8.97     33,858.63
                                                         2011      8.97         8.19     35,481.54
                                                         2012      8.19         9.81     35,223.85
                                                         2013      9.81        10.40          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03     42,710.22

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)................................ 2006    $10.79       $10.86          798.68
                                                       2007     10.86        11.79       12,557.21
                                                       2008     11.79        10.76        9,089.55
                                                       2009     10.76        12.45       21,182.78
                                                       2010     12.45        13.15       50,445.66
                                                       2011     13.15        14.33       67,883.43
                                                       2012     14.33        15.33       74,662.29
                                                       2013     15.33        13.63       66,592.62
                                                       2014     13.63        13.75       58,579.15

PIMCO Total Return Investment Division (Class B)...... 2005     11.81        11.84        8,179.04
                                                       2006     11.84        12.13        7,447.36
                                                       2007     12.13        12.78        4,933.48
                                                       2008     12.78        12.58        5,952.41
                                                       2009     12.58        14.56       48,378.06
                                                       2010     14.56        15.43       85,239.29
                                                       2011     15.43        15.61       83,164.88
                                                       2012     15.61        16.72      116,288.90
                                                       2013     16.72        16.07      102,304.96
                                                       2014     16.07        16.41       94,431.18

Pyramis(R) Government Income Investment Division
  (Class B) (4/30/2012)............................... 2012     10.70        10.82      189,666.22
                                                       2013     10.82        10.13      226,525.89
                                                       2014     10.13        10.68      208,761.19

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013)......................................... 2013     10.21        10.70       10,802.22
                                                       2014     10.70        11.40       20,156.94

Russell 2000(R) Index Investment Division (Class B)... 2005     14.86        15.19           94.04
                                                       2006     15.19        17.51          342.50
                                                       2007     17.51        16.87          428.25
                                                       2008     16.87        10.97          324.41
                                                       2009     10.97        13.51       11,178.11
                                                       2010     13.51        16.76       21,215.53
                                                       2011     16.76        15.72       22,062.84
                                                       2012     15.72        17.89       24,341.93
                                                       2013     17.89        24.23       27,338.98
                                                       2014     24.23        24.88       28,355.23

Schroders Global Multi-Asset Investment Division
  (Class B) (4/30/2012)............................... 2012      1.01         1.06      535,553.65
                                                       2013      1.06         1.14    1,184,569.04
                                                       2014      1.14         1.21    1,244,394.86

                                                         BEGINNING OF               NUMBER OF
                                                             YEAR     END OF YEAR  ACCUMULATION
                                                         ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                 YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                 ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)............................. 2006    $10.47       $11.07          0.00
                                                    2007     11.07        11.44          0.00
                                                    2008     11.44         8.40          0.00
                                                    2009      8.40        10.28      2,753.71
                                                    2010     10.28        11.32     52,081.98
                                                    2011     11.32        11.21     92,818.79
                                                    2012     11.21        12.40     88,982.96
                                                    2013     12.40        13.72     88,363.13
                                                    2014     13.72        14.23     86,911.99

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)....................................... 2006     10.66        11.33          0.00
                                                    2007     11.33        11.72          0.00
                                                    2008     11.72         7.70          0.00
                                                    2009      7.70         9.75          0.00
                                                    2010      9.75        10.91          0.00
                                                    2011     10.91        10.46          0.00
                                                    2012     10.46        11.80          0.00
                                                    2013     11.80        13.65        608.38
                                                    2014     13.65        14.10        608.38

T. Rowe Price Large Cap Growth Investment Division
  (Class B)........................................ 2005     11.66        12.15          0.00
                                                    2006     12.15        13.45          0.00
                                                    2007     13.45        14.38          0.00
                                                    2008     14.38         8.17          0.00
                                                    2009      8.17        11.46          0.00
                                                    2010     11.46        13.12          1.16
                                                    2011     13.12        12.69          0.00
                                                    2012     12.69        14.76          0.00
                                                    2013     14.76        20.08     11,307.31
                                                    2014     20.08        21.41     11,805.72

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment
  Division (Class B)).............................. 2005      4.24         4.61          0.00
                                                    2006      4.61         4.76          0.00
                                                    2007      4.76         6.14          0.00
                                                    2008      6.14         3.34          0.00
                                                    2009      3.34         5.21      5,553.38
                                                    2010      5.21         6.52     40,225.53
                                                    2011      6.52         5.76     40,957.47
                                                    2012      5.76         6.33     42,253.02
                                                    2013      6.33         6.60          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.95       $ 7.81          0.00
                                                       2006      7.81         8.12          0.00
                                                       2007      8.12         9.37          0.00
                                                       2008      9.37         5.53          0.00
                                                       2009      5.53         7.89     30,458.22
                                                       2010      7.89         9.87     40,912.13
                                                       2011      9.87         9.52     20,934.05
                                                       2012      9.52        10.61     27,944.03
                                                       2013     10.61        14.20     23,912.72
                                                       2014     14.20        15.70     30,895.51

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.59        13.66          0.00
                                                       2006     13.66        13.88          0.00
                                                       2007     13.88        14.90          0.00
                                                       2008     14.90         9.30          0.00
                                                       2009      9.30        12.64        452.70
                                                       2010     12.64        16.68      2,151.25
                                                       2011     16.68        16.59      2,713.53
                                                       2012     16.59        18.85      4,457.17
                                                       2013     18.85        26.64      5,851.42
                                                       2014     26.64        27.84      8,674.11

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.60        18.70      2,194.07
                                                       2006     18.70        19.22        322.63
                                                       2007     19.22        19.53        329.08
                                                       2008     19.53        16.23        257.63
                                                       2009     16.23        20.98        230.11
                                                       2010     20.98        23.13        211.46
                                                       2011     23.13        24.00        194.29
                                                       2012     24.00        26.18        183.97
                                                       2013     26.18        25.87         90.75
                                                       2014     25.87        26.70        160.20

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.85        14.76          0.00
                                                       2006     14.76        15.03        822.64
                                                       2007     15.03        15.33      1,240.53
                                                       2008     15.33        14.94      1,100.25
                                                       2009     14.94        15.25      2,409.17
                                                       2010     15.25        15.76      4,269.29
                                                       2011     15.76        16.27     11,190.07
                                                       2012     16.27        16.43     11,912.43
                                                       2013     16.43        15.96     12,417.10
                                                       2014     15.96        16.04     11,953.63

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................. 2005    $34.11       $34.38         78.47
                                                          2006     34.38        37.16        434.95
                                                          2007     37.16        38.46        435.27
                                                          2008     38.46        28.29        433.95
                                                          2009     28.29        32.44        433.38
                                                          2010     32.44        34.76        434.12
                                                          2011     34.76        35.30        281.33
                                                          2012     35.30        38.78         94.75
                                                          2013     38.78        45.72         33.03
                                                          2014     45.72        49.43          0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................. 2005     28.92        31.19         24.37
                                                          2006     31.19        34.95        130.86
                                                          2007     34.95        35.74        363.84
                                                          2008     35.74        21.19        315.19
                                                          2009     21.19        27.34        890.68
                                                          2010     27.34        29.94      4,636.30
                                                          2011     29.94        28.09      7,041.54
                                                          2012     28.09        31.01     10,389.07
                                                          2013     31.01        40.54      9,592.25
                                                          2014     40.54        43.85      6,767.12

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment
  Division (Class B) and before that BlackRock Large Cap
  Investment Division (Class B))......................... 2005     57.70        58.44          0.00
                                                          2006     58.44        65.21        211.12
                                                          2007     65.21        68.25          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment
  Division (Class B)).................................... 2007     67.68        67.98        210.53
                                                          2008     67.98        41.77        208.85
                                                          2009     41.77        48.81        207.20
                                                          2010     48.81        53.80        206.65
                                                          2011     53.80        52.87        204.49
                                                          2012     52.87        58.77        203.20
                                                          2013     58.77        77.36        202.07
                                                          2014     77.36        86.06        201.02

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.25 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.73      $ 14.33        920.46
                                                       2007     14.33        14.47        761.09
                                                       2008     14.47        12.83        330.55
                                                       2009     12.83        14.12        333.90
                                                       2010     14.12        14.70        329.56
                                                       2011     14.70        15.25        301.01
                                                       2012     15.25        15.71        302.50
                                                       2013     15.71        15.03          0.00
                                                       2014     15.03        15.47          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.44        22.60          0.00
                                                       2006     22.60        27.41        179.50
                                                       2007     27.41        32.54        287.37
                                                       2008     32.54        14.78        300.11
                                                       2009     14.78        23.32     11,587.99
                                                       2010     23.32        27.91     29,311.12
                                                       2011     27.91        22.07     26,995.71
                                                       2012     22.07        25.50     30,240.57
                                                       2013     25.50        31.98     21,508.26
                                                       2014     31.98        31.93     22,326.76

American Funds Growth Investment Division (Class 2)... 2005    107.17       121.76        640.42
                                                       2006    121.76       131.22        702.00
                                                       2007    131.22       144.13        572.15
                                                       2008    144.13        78.95        554.82
                                                       2009     78.95       107.61         23.60
                                                       2010    107.61       124.88        202.32
                                                       2011    124.88       116.88        201.69
                                                       2012    116.88       134.72        201.65
                                                       2013    134.72       171.37        201.62
                                                       2014    171.37       181.82        201.60

American Funds Growth-Income Investment Division
  (Class 2 ).......................................... 2005     81.83        84.68         64.95
                                                       2006     84.68        95.39        284.87
                                                       2007     95.39        97.96        505.03
                                                       2008     97.96        59.52        482.45
                                                       2009     59.52        76.38      2,361.48
                                                       2010     76.38        83.21      8,412.90
                                                       2011     83.21        79.88     10,785.27
                                                       2012     79.88        91.74     10,548.30
                                                       2013     91.74       119.76     10,978.64
                                                       2014    119.76       129.55     11,079.01

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.05 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.15      $ 10.45          0.00
                                                        2013     10.45        11.38      3,396.26
                                                        2014     11.38        11.97      1,022.50

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.79        14.40      1,759.15
                                                        2007     14.40        14.55      4,011.12
                                                        2008     14.55        12.90        913.11
                                                        2009     12.90        14.21        486.51
                                                        2010     14.21        14.80        519.26
                                                        2011     14.80        15.36          0.00
                                                        2012     15.36        15.84          0.00
                                                        2013     15.84        15.16          0.00
                                                        2014     15.16        15.61          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.50        22.68     34,820.47
                                                        2006     22.68        27.53     34,101.06
                                                        2007     27.53        32.70     29,940.68
                                                        2008     32.70        14.86     25,691.36
                                                        2009     14.86        23.46     21,891.63
                                                        2010     23.46        28.09      6,617.37
                                                        2011     28.09        22.22          0.00
                                                        2012     22.22        25.68          0.00
                                                        2013     25.68        32.23          0.00
                                                        2014     32.23        32.20          0.00

American Funds Growth Investment Division+ (Class 2)... 2005    108.24       123.04     16,703.64
                                                        2006    123.04       132.67     15,225.06
                                                        2007    132.67       145.79     12,825.58
                                                        2008    145.79        79.90     11,603.20
                                                        2009     79.90       108.96     10,154.15
                                                        2010    108.96       126.51      4,858.70
                                                        2011    126.51       118.47          0.00
                                                        2012    118.47       136.61          0.00
                                                        2013    136.61       173.87          0.00
                                                        2014    173.87       184.56          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 82.65      $ 85.57      19,559.27
                                                           2006     85.57        96.44      17,826.15
                                                           2007     96.44        99.09      16,481.01
                                                           2008     99.09        60.24      12,475.20
                                                           2009     60.24        77.34      10,442.52
                                                           2010     77.34        84.30       6,397.61
                                                           2011     84.30        80.96           0.00
                                                           2012     80.96        93.04           0.00
                                                           2013     93.04       121.50           0.00
                                                           2014    121.50       131.50           0.00

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.98      14,029.64
                                                           2009      6.98         8.84      31,732.05
                                                           2010      8.84         9.71      26,819.10
                                                           2011      9.71         9.31      56,539.18
                                                           2012      9.31        10.36      45,063.35
                                                           2013     10.36        12.03      37,211.38
                                                           2014     12.03        12.50       8,179.15

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.33      19,717.64
                                                           2009      6.33         8.31      37,579.19
                                                           2010      8.31         9.24      60,944.28
                                                           2011      9.24         8.62      60,887.71
                                                           2012      8.62         9.81      37,687.89
                                                           2013      9.81        12.03      36,539.53
                                                           2014     12.03        12.54       2,175.90

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.65       1,527.43
                                                           2009      7.65         9.24      46,234.17
                                                           2010      9.24         9.95     158,240.03
                                                           2011      9.95         9.77     152,975.72
                                                           2012      9.77        10.61     142,391.84
                                                           2013     10.61        11.80     138,060.55
                                                           2014     11.80        12.27     130,409.55

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.07        11.43      16,460.77
                                                           2013     11.43        10.82      15,890.27
                                                           2014     10.82        11.02      13,342.45

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.35       $14.23      21,842.17
                                                         2006     14.23        16.20      75,832.81
                                                         2007     16.20        17.47      72,104.37
                                                         2008     17.47         9.54      41,479.19
                                                         2009      9.54        11.39      36,151.29
                                                         2010     11.39        11.93      34,070.70
                                                         2011     11.93         9.33      31,258.45
                                                         2012      9.33        10.91      12,830.55
                                                         2013     10.91        12.31       2,296.00
                                                         2014     12.31        11.66         591.38

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.27        12.24     352,065.05
                                                         2006     12.24        12.45     427,787.91
                                                         2007     12.45        13.01     502,174.89
                                                         2008     13.01        13.47     351,947.89
                                                         2009     13.47        13.85     322,475.56
                                                         2010     13.85        14.34     311,993.21
                                                         2011     14.34        15.08     234,901.53
                                                         2012     15.08        15.30      92,505.13
                                                         2013     15.30        14.61      53,061.94
                                                         2014     14.61        15.10      36,384.67

BlackRock Bond Income Investment Division (Class B)..... 2005     39.04        39.07      30,493.05
                                                         2006     39.07        39.86      38,480.29
                                                         2007     39.86        41.40      37,796.82
                                                         2008     41.40        39.07      32,343.22
                                                         2009     39.07        41.80      24,565.28
                                                         2010     41.80        44.25      21,673.94
                                                         2011     44.25        46.09      13,350.43
                                                         2012     46.09        48.44       6,281.60
                                                         2013     48.44        46.98       4,230.46
                                                         2014     46.98        49.16       3,545.05

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     23.78        24.88       9,718.86
                                                         2006     24.88        25.32       9,715.62
                                                         2007     25.32        29.38      33,049.85
                                                         2008     29.38        18.22      54,030.08
                                                         2009     18.22        24.36      57,709.63
                                                         2010     24.36        28.52      38,191.19
                                                         2011     28.52        25.38      29,062.09
                                                         2012     25.38        28.36      19,818.05
                                                         2013     28.36        37.21       8,776.98
                                                         2014     37.21        39.60       1,336.13

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $16.04       $16.16       4,346.30
                                                              2007     16.16        16.42       5,380.96
                                                              2008     16.42         8.85       5,091.40
                                                              2009      8.85         9.20           0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.90        10.18      15,748.52
                                                              2013     10.18        11.00      17,497.16
                                                              2014     11.00        11.42       7,982.19

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.59        11.98      34,390.13
                                                              2006     11.98        13.99     116,748.29
                                                              2007     13.99        14.13     127,218.25
                                                              2008     14.13         8.98      94,871.52
                                                              2009      8.98         9.77      88,639.15
                                                              2010      9.77        10.43      74,539.88
                                                              2011     10.43        10.43      51,536.70
                                                              2012     10.43        11.64      34,558.23
                                                              2013     11.64        15.03      21,303.52
                                                              2014     15.03        16.15       8,214.39

BlackRock Money Market Investment Division (Class B)......... 2005     19.05        19.16           0.00
                                                              2006     19.16        19.62           0.00
                                                              2007     19.62        20.15           0.00
                                                              2008     20.15        20.25       1,661.58
                                                              2009     20.25        19.89           0.00
                                                              2010     19.89        19.49           1.04
                                                              2011     19.49        19.09           0.00
                                                              2012     19.09        18.70           0.00
                                                              2013     18.70        18.32           0.00
                                                              2014     18.32        17.95           0.00

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.78        14.19     119,237.10
                                                              2006     14.19        19.14     247,308.97
                                                              2007     19.14        15.94     135,261.17
                                                              2008     15.94         9.11     138,007.74
                                                              2009      9.11        12.02     110,924.02
                                                              2010     12.02        13.67      95,985.35
                                                              2011     13.67        12.65      66,140.78
                                                              2012     12.65        15.61      28,101.03
                                                              2013     15.61        15.84      10,721.36
                                                              2014     15.84        17.58       6,170.46

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B)................................................. 2005   $  6.99      $  7.78      4,809.33
                                                             2006      7.78         7.49     12,750.56
                                                             2007      7.49         7.51      7,661.24
                                                             2008      7.51         4.48      8,381.54
                                                             2009      4.48         5.84      9,833.41
                                                             2010      5.84         7.08      9,162.94
                                                             2011      7.08         7.16     12,316.43
                                                             2012      7.16         8.32     16,362.42
                                                             2013      8.32        11.87      4,992.31
                                                             2014     11.87        13.82     18,867.67

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and
  before that MFS(R) Investors Trust Investment Division
  (Class B))................................................ 2005      8.21         8.60      6,506.72
                                                             2006      8.60         8.97      6,470.32

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B))......... 2006      8.93         9.54      7,274.31
                                                             2007      9.54         8.79      6,547.82
                                                             2008      8.79         3.90      6,269.41
                                                             2009      3.90         5.28      5,798.12
                                                             2010      5.28         5.55      5,498.70
                                                             2011      5.55         5.89          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007).................................... 2007    123.86       151.28      3,525.90
                                                             2008    151.28        85.96     11,944.70
                                                             2009     85.96       120.30     15,722.51
                                                             2010    120.30       128.94     10,623.30
                                                             2011    128.94       116.80      8,093.35
                                                             2012    116.80       140.18      5,653.66
                                                             2013    140.18       176.87      1,892.24
                                                             2014    176.87       183.80          0.00

Frontier Mid Cap Growth Investment Division (Class B)....... 2005     33.39        36.12      5,283.30
                                                             2006     36.12        37.68      6,102.10
                                                             2007     37.68        44.38     11,820.15
                                                             2008     44.38        23.55      8,846.97
                                                             2009     23.55        34.39      9,258.88
                                                             2010     34.39        38.74      8,645.58
                                                             2011     38.74        36.73      7,095.74
                                                             2012     36.73        39.82      3,674.42
                                                             2013     39.82        51.67      2,946.74
                                                             2014     51.67        56.13      2,870.67

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.67       $15.31      49,213.15
                                                           2006     15.31        19.32     129,629.72
                                                           2007     19.32        18.72     132,824.18
                                                           2008     18.72        10.84      84,566.73
                                                           2009     10.84        16.47     114,411.52
                                                           2010     16.47        18.78      80,454.88
                                                           2011     18.78        15.78      67,568.31
                                                           2012     15.78        19.98      34,943.47
                                                           2013     19.98        25.54      16,834.31
                                                           2014     25.54        23.57       7,090.06

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04      74,303.63
                                                           2013      1.04         1.04     120,906.96
                                                           2014      1.04         1.07     118,052.31

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     20.80        22.81      69,809.03
                                                           2006     22.81        24.85      69,581.39
                                                           2007     24.85        25.12      88,731.70
                                                           2008     25.12        12.92      63,605.26
                                                           2009     12.92        18.71      55,220.28
                                                           2010     18.71        23.10      54,852.74
                                                           2011     23.10        21.12      38,593.02
                                                           2012     21.12        23.31           0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.20        23.74      15,645.32
                                                           2013     23.74        30.31       4,820.22
                                                           2014     30.31        32.56       1,712.05

Invesco Small Cap Growth Investment Division (Class B).... 2005     11.92        12.64      32,396.74
                                                           2006     12.64        14.14      44,344.76
                                                           2007     14.14        15.39      50,034.94
                                                           2008     15.39         9.24      48,195.68
                                                           2009      9.24        12.11      48,315.60
                                                           2010     12.11        14.97      49,446.68
                                                           2011     14.97        14.51      43,483.34
                                                           2012     14.51        16.81      13,810.16
                                                           2013     16.81        23.08       4,603.62
                                                           2014     23.08        24.40       2,486.81

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.93       $ 4.71     22,374.77
                                                            2006      4.71         4.73     40,782.90
                                                            2007      4.73         5.16     48,908.77
                                                            2008      5.16         3.20     74,908.97
                                                            2009      3.20         4.38     58,932.53
                                                            2010      4.38         4.78     48,662.14
                                                            2011      4.78         4.69     43,416.71
                                                            2012      4.69         5.31     47,319.39
                                                            2013      5.31         7.12     12,269.17
                                                            2014      7.12         7.59     11,497.29

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.27         3.89      5,910.02

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.73         8.36      2,919.63
                                                            2006      8.36         8.81     12,230.30
                                                            2007      8.81         9.86     73,603.77
                                                            2008      9.86         5.22     77,482.94
                                                            2009      5.22         7.35     74,802.53
                                                            2010      7.35         7.88     26,623.92
                                                            2011      7.88         7.61     18,660.87
                                                            2012      7.61         8.55          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04      2,346.01
                                                            2013      1.04         1.13      9,213.55
                                                            2014      1.13         1.19      9,156.58

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.67        16.05     14,665.40
                                                            2014     16.05        16.27     14,215.23

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.95        559.71
                                                            2009      7.95         9.95      3,056.41
                                                            2010      9.95        10.90      3,897.08
                                                            2011     10.90        10.91      3,600.95
                                                            2012     10.91        12.02      1,812.42
                                                            2013     12.02        12.53          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005    $24.75       $25.87      9,845.11
                                                            2006     25.87        29.50     25,306.15
                                                            2007     29.50        32.26     25,262.83
                                                            2008     32.26        20.21     18,461.24
                                                            2009     20.21        25.72     16,892.37
                                                            2010     25.72        32.06     14,390.23
                                                            2011     32.06        31.52     12,246.95
                                                            2012     31.52        35.28      6,447.49
                                                            2013     35.28        48.63      2,405.70
                                                            2014     48.63        49.31        854.54

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005      9.52         9.74     12,457.12
                                                            2006      9.74        10.47     25,775.67
                                                            2007     10.47        10.70     30,620.85
                                                            2008     10.70         6.15     28,538.04
                                                            2009      6.15         7.81     17,327.74
                                                            2010      7.81        10.05     16,487.90
                                                            2011     10.05        10.12     12,221.72
                                                            2012     10.12        11.00      3,951.87
                                                            2013     11.00        15.99      4,274.66
                                                            2014     15.99        15.81          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005     16.06        15.97     40,166.81
                                                            2006     15.97        17.08     57,628.37
                                                            2007     17.08        17.83     55,855.10
                                                            2008     17.83        14.21     45,769.48
                                                            2009     14.21        19.05     40,278.03
                                                            2010     19.05        21.08     51,560.57
                                                            2011     21.08        21.58     39,640.28
                                                            2012     21.58        23.87     29,494.64
                                                            2013     23.87        25.25     18,921.29
                                                            2014     25.25        25.94     13,907.60

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     30.29        32.56     30,910.94
                                                            2006     32.56        35.79     37,088.49
                                                            2007     35.79        32.58     32,971.77
                                                            2008     32.58        17.19     29,369.66
                                                            2009     17.19        23.78     24,741.32
                                                            2010     23.78        26.73     22,077.19
                                                            2011     26.73        27.89     17,073.51
                                                            2012     27.89        30.49      6,501.20
                                                            2013     30.49        40.78        998.97
                                                            2014     40.78        40.62      1,859.50

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.72      9,524.04
                                                            2012      9.72         9.94          0.00
                                                            2013      9.94         9.85          0.00
                                                            2014      9.85         9.75          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  (Class B))................................................ 2011    $11.69       $ 9.97       3,178.47
                                                             2012      9.97        11.40       3,446.96
                                                             2013     11.40        14.47       3,595.02
                                                             2014     14.47        14.89       3,414.19

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  and before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        11.10       2,419.58
                                                             2006     11.10        12.58       2,482.72
                                                             2007     12.58        12.72      32,004.58
                                                             2008     12.72         7.42      17,861.44
                                                             2009      7.42         9.56      25,956.52
                                                             2010      9.56        10.84      12,631.06
                                                             2011     10.84        11.73           0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.25      10,277.76
                                                             2006     10.25        10.73       2,064.38
                                                             2007     10.73        11.10      66,392.49
                                                             2008     11.10         9.31     115,194.20
                                                             2009      9.31        10.99     109,190.30
                                                             2010     10.99        11.85      85,900.77
                                                             2011     11.85        11.99     198,144.68
                                                             2012     11.99        12.83     205,156.50
                                                             2013     12.83        13.11      72,717.53
                                                             2014     13.11        13.41       2,661.67

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)................. 2005      9.99        10.47      25,198.90
                                                             2006     10.47        11.22     161,099.95
                                                             2007     11.22        11.52     171,220.90
                                                             2008     11.52         8.85     149,368.41
                                                             2009      8.85        10.72     132,629.55
                                                             2010     10.72        11.72     180,165.21
                                                             2011     11.72        11.60     123,990.92
                                                             2012     11.60        12.67     138,999.46
                                                             2013     12.67        13.77      83,285.54
                                                             2014     13.77        14.15      39,746.36

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.70      44,284.85
                                                         2006     10.70        11.72     338,111.07
                                                         2007     11.72        11.98     642,114.86
                                                         2008     11.98         8.38     641,171.78
                                                         2009      8.38        10.38     552,743.99
                                                         2010     10.38        11.51     712,728.40
                                                         2011     11.51        11.13     657,704.57
                                                         2012     11.13        12.34     595,832.00
                                                         2013     12.34        14.27     368,681.49
                                                         2014     14.27        14.68     199,514.51

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         7.00           0.00
                                                         2009      7.00         8.81      10,596.01
                                                         2010      8.81         9.50       8,790.56
                                                         2011      9.50         9.15       9,627.03
                                                         2012      9.15        10.41       9,101.35
                                                         2013     10.41        11.18           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.25        12.77       6,171.58
                                                         2014     12.77        12.69           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.92      82,413.41
                                                         2006     10.92        12.22     323,055.48
                                                         2007     12.22        12.43     819,427.57
                                                         2008     12.43         7.90     855,327.88
                                                         2009      7.90         9.99     840,468.96
                                                         2010      9.99        11.23     725,980.03
                                                         2011     11.23        10.59     544,817.85
                                                         2012     10.59        11.97     503,745.96
                                                         2013     11.97        14.58     405,700.17
                                                         2014     14.58        15.03      66,383.96

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.93        10.35       3,314.78
                                                         2013     10.35        11.59       3,627.47
                                                         2014     11.59        12.45         982.37

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class B)........................................... 2005    $12.67       $13.91      66,915.42
                                                       2006     13.91        14.97      84,983.73
                                                       2007     14.97        15.76     102,820.52
                                                       2008     15.76         9.82     105,502.20
                                                       2009      9.82        13.16      87,055.42
                                                       2010     13.16        16.25      89,247.28
                                                       2011     16.25        15.57      72,962.46
                                                       2012     15.57        17.90      37,706.75
                                                       2013     17.90        23.29      19,785.12
                                                       2014     23.29        24.93      11,355.83

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.12      10,434.64
                                                       2014      1.12         1.19      10,225.03

MetLife Stock Index Investment Division (Class B)..... 2005     33.40        34.16     158,429.74
                                                       2006     34.16        38.55     189,563.24
                                                       2007     38.55        39.64     222,180.98
                                                       2008     39.64        24.36     230,378.45
                                                       2009     24.36        30.05     189,460.41
                                                       2010     30.05        33.71     170,861.66
                                                       2011     33.71        33.57     129,584.67
                                                       2012     33.57        37.96      49,357.05
                                                       2013     37.96        48.98      28,224.11
                                                       2014     48.98        54.27      13,706.09

MFS(R) Research International Investment Division
  (Class B)........................................... 2005     10.91        12.44      34,818.55
                                                       2006     12.44        15.43     100,571.37
                                                       2007     15.43        17.12     130,882.39
                                                       2008     17.12         9.67     123,796.66
                                                       2009      9.67        12.46      73,850.73
                                                       2010     12.46        13.60      60,180.29
                                                       2011     13.60        11.90      34,739.71
                                                       2012     11.90        13.60      14,495.73
                                                       2013     13.60        15.89       4,873.07
                                                       2014     15.89        14.49       2,423.14

MFS(R) Total Return Investment Division (Class B)..... 2005     35.63        35.91      15,395.59
                                                       2006     35.91        39.38      23,460.92
                                                       2007     39.38        40.16      18,778.62
                                                       2008     40.16        30.55      17,414.76
                                                       2009     30.55        35.41      13,646.39
                                                       2010     35.41        38.09      13,104.32
                                                       2011     38.09        38.13       6,109.91
                                                       2012     38.13        41.57       1,531.71
                                                       2013     41.57        48.35       1,017.03
                                                       2014     48.35        51.33           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)................. 2005    $12.58       $12.12     52,694.28
                                                            2006     12.12        13.99     57,628.19
                                                            2007     13.99        13.15     58,647.41
                                                            2008     13.15         8.54     43,104.91
                                                            2009      8.54        10.09     44,248.19
                                                            2010     10.09        10.99     44,232.39
                                                            2011     10.99        10.84     31,785.71
                                                            2012     10.84        12.35     14,934.43
                                                            2013     12.35        16.38     14,016.30
                                                            2014     16.38        17.75      1,827.67

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))............................................... 2005     24.05        26.03     15,277.09
                                                            2006     26.03        28.47     15,355.84
                                                            2007     28.47        28.99     11,503.27
                                                            2008     28.99        17.29     10,096.11
                                                            2009     17.29        20.58     10,007.05
                                                            2010     20.58        23.05      9,942.37
                                                            2011     23.05        21.14      9,483.68
                                                            2012     21.14        23.91      3,838.03
                                                            2013     23.91        26.27          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.57        328.37
                                                            2009      6.57         8.03      4,101.54
                                                            2010      8.03         8.74      4,507.16
                                                            2011      8.74         8.52      2,405.54
                                                            2012      8.52         9.50        838.19
                                                            2013      9.50        10.39          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     11.81        13.66     37,431.27
                                                            2011     13.66        12.46     26,713.74
                                                            2012     12.46        13.34     17,175.14
                                                            2013     13.34        18.17      8,994.17
                                                            2014     18.17        17.98      3,099.77

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     15.67        16.38     28,226.20
                                                            2006     16.38        17.90     48,169.29
                                                            2007     17.90        18.96     66,933.00
                                                            2008     18.96         8.28     38,766.73
                                                            2009      8.28        10.83     33,038.61
                                                            2010     10.83        11.69          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2005    $10.68       $11.82     115,824.71
                                                         2006     11.82        14.53     162,768.82
                                                         2007     14.53        15.73     196,764.63
                                                         2008     15.73         8.90     175,260.60
                                                         2009      8.90        11.19     113,379.18
                                                         2010     11.19        11.83     120,965.57
                                                         2011     11.83        10.13      99,290.99
                                                         2012     10.13        11.71      49,876.44
                                                         2013     11.71        13.94      30,924.84
                                                         2014     13.94        12.80      22,005.61

Neuberger Berman Genesis Investment Division (Class B).. 2005     17.60        17.92      39,961.36
                                                         2006     17.92        20.44      53,557.14
                                                         2007     20.44        19.29      49,847.86
                                                         2008     19.29        11.61      35,599.46
                                                         2009     11.61        12.83      28,117.66
                                                         2010     12.83        15.25      27,113.12
                                                         2011     15.25        15.77      20,589.40
                                                         2012     15.77        16.95       8,252.77
                                                         2013     16.95        22.95       4,818.19
                                                         2014     22.95        22.42           0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005     13.28        14.06       5,043.25
                                                         2006     14.06        15.80      13,929.55
                                                         2007     15.80        15.06      24,592.05
                                                         2008     15.06         9.10      22,649.02
                                                         2009      9.10        12.19      18,352.44
                                                         2010     12.19        14.68      14,904.55
                                                         2011     14.68        13.62      15,211.89
                                                         2012     13.62        14.05       8,935.83
                                                         2013     14.05        15.20           0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     13.98        15.88      19,528.45
                                                         2006     15.88        18.10      29,244.05
                                                         2007     18.10        18.85      43,874.41
                                                         2008     18.85        10.97      32,247.64
                                                         2009     10.97        15.03      35,006.22
                                                         2010     15.03        17.07      36,283.31
                                                         2011     17.07        15.32      29,824.08
                                                         2012     15.32        18.19      18,629.18
                                                         2013     18.19        22.65       5,000.85
                                                         2014     22.65        22.66         699.38

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.53         528.71
                                                         2009      6.53         8.49       7,378.12
                                                         2010      8.49         8.96       1,921.33
                                                         2011      8.96         8.17       1,202.27
                                                         2012      8.17         9.78         103.95
                                                         2013      9.78        10.38           0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014).................................... 2014    $ 0.99       $ 1.03           0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.78        10.84       5,469.12
                                                            2007     10.84        11.76       5,311.56
                                                            2008     11.76        10.73      57,322.14
                                                            2009     10.73        12.41      69,311.59
                                                            2010     12.41        13.10      66,501.36
                                                            2011     13.10        14.27      50,885.16
                                                            2012     14.27        15.25      40,821.09
                                                            2013     15.25        13.56      32,887.87
                                                            2014     13.56        13.66      23,879.20

PIMCO Total Return Investment Division (Class B)........... 2005     11.79        11.81     135,902.74
                                                            2006     11.81        12.09     163,532.19
                                                            2007     12.09        12.74     161,242.07
                                                            2008     12.74        12.53     147,962.62
                                                            2009     12.53        14.49     150,182.39
                                                            2010     14.49        15.36     207,668.11
                                                            2011     15.36        15.52     175,720.58
                                                            2012     15.52        16.62     100,588.64
                                                            2013     16.62        15.97      80,434.82
                                                            2014     15.97        16.30      66,164.16

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.70        10.82       4,725.36
                                                            2013     10.82        10.12       1,336.14
                                                            2014     10.12        10.66           0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70           0.00
                                                            2014     10.70        11.39           0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.81        15.14      45,530.68
                                                            2006     15.14        17.44      85,433.02
                                                            2007     17.44        16.79      73,253.04
                                                            2008     16.79        10.91      89,176.91
                                                            2009     10.91        13.43      75,709.38
                                                            2010     13.43        16.66      53,609.77
                                                            2011     16.66        15.62      33,343.31
                                                            2012     15.62        17.76      21,512.18
                                                            2013     17.76        24.05       9,099.15
                                                            2014     24.05        24.68       2,640.65

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06       5,800.38
                                                            2013      1.06         1.14      12,569.60
                                                            2014      1.14         1.21      12,440.34

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.47       $11.07         368.82
                                                          2007     11.07        11.43       1,204.83
                                                          2008     11.43         8.39       1,549.97
                                                          2009      8.39        10.26      59,199.97
                                                          2010     10.26        11.29     356,694.86
                                                          2011     11.29        11.17     329,553.88
                                                          2012     11.17        12.35     312,475.42
                                                          2013     12.35        13.67     109,960.41
                                                          2014     13.67        14.17      88,955.92

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.66        11.32       1,116.62
                                                          2007     11.32        11.71       9,251.51
                                                          2008     11.71         7.69       2,497.92
                                                          2009      7.69         9.73      11,764.84
                                                          2010      9.73        10.88      15,005.95
                                                          2011     10.88        10.43      23,889.08
                                                          2012     10.43        11.75      21,231.13
                                                          2013     11.75        13.60       3,933.45
                                                          2014     13.60        14.04           0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.62        12.11      59,451.27
                                                          2006     12.11        13.39      93,429.50
                                                          2007     13.39        14.32     215,593.48
                                                          2008     14.32         8.13     140,747.99
                                                          2009      8.13        11.40     120,001.19
                                                          2010     11.40        13.04     113,534.95
                                                          2011     13.04        12.60      63,308.78
                                                          2012     12.60        14.65      37,466.91
                                                          2013     14.65        19.92      29,455.13
                                                          2014     19.92        21.24      11,135.36

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.23         4.60      45,030.73
                                                          2006      4.60         4.75      49,216.48
                                                          2007      4.75         6.12     156,069.56
                                                          2008      6.12         3.33     187,829.69
                                                          2009      3.33         5.18     274,215.52
                                                          2010      5.18         6.49     177,222.62
                                                          2011      6.49         5.72     128,984.56
                                                          2012      5.72         6.29      73,697.73
                                                          2013      6.29         6.56           0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.93       $ 7.79      57,596.89
                                                       2006      7.79         8.10      75,112.72
                                                       2007      8.10         9.34     248,347.21
                                                       2008      9.34         5.51     170,002.88
                                                       2009      5.51         7.85     169,838.19
                                                       2010      7.85         9.82     168,221.24
                                                       2011      9.82         9.47     134,850.19
                                                       2012      9.47        10.54      88,029.90
                                                       2013     10.54        14.11      60,387.69
                                                       2014     14.11        15.59      36,071.22

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.54        13.60       8,539.46
                                                       2006     13.60        13.81      15,342.43
                                                       2007     13.81        14.82      42,107.58
                                                       2008     14.82         9.24      28,887.50
                                                       2009      9.24        12.56      40,836.65
                                                       2010     12.56        16.57      27,747.20
                                                       2011     16.57        16.47      26,835.49
                                                       2012     16.47        18.70      15,031.37
                                                       2013     18.70        26.41       7,561.46
                                                       2014     26.41        27.60       4,931.38

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.51        18.60      40,716.61
                                                       2006     18.60        19.10      53,069.44
                                                       2007     19.10        19.41      49,253.62
                                                       2008     19.41        16.12      36,526.06
                                                       2009     16.12        20.83      32,152.18
                                                       2010     20.83        22.95      31,730.95
                                                       2011     22.95        23.79      22,681.08
                                                       2012     23.79        25.94       4,400.20
                                                       2013     25.94        25.62       3,860.27
                                                       2014     25.62        26.43           0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.77        14.68      65,572.52
                                                       2006     14.68        14.94      74,818.85
                                                       2007     14.94        15.23      76,127.14
                                                       2008     15.23        14.84      63,395.69
                                                       2009     14.84        15.13      60,525.75
                                                       2010     15.13        15.64      56,306.02
                                                       2011     15.64        16.13      33,008.38
                                                       2012     16.13        16.28       7,940.14
                                                       2013     16.28        15.81       2,080.22
                                                       2014     15.81        15.88       1,592.74

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $33.80       $34.05     17,006.57
                                                            2006     34.05        36.78     20,188.90
                                                            2007     36.78        38.05     22,985.61
                                                            2008     38.05        27.97     23,938.10
                                                            2009     27.97        32.06     21,472.81
                                                            2010     32.06        34.34     22,073.82
                                                            2011     34.34        34.85     13,373.95
                                                            2012     34.85        38.27      3,032.25
                                                            2013     38.27        45.10      2,702.82
                                                            2014     45.10        48.73        414.74

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     28.78        31.01     36,415.93
                                                            2006     31.01        34.74     50,184.70
                                                            2007     34.74        35.51     46,774.57
                                                            2008     35.51        21.04     44,008.56
                                                            2009     21.04        27.13     38,740.09
                                                            2010     27.13        29.70     36,558.17
                                                            2011     29.70        27.85     32,821.66
                                                            2012     27.85        30.73     11,771.53
                                                            2013     30.73        40.15      5,073.25
                                                            2014     40.15        43.41      1,921.64

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     57.08        57.78      1,948.68
                                                            2006     57.78        64.45      1,677.84
                                                            2007     64.45        67.44          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     66.88        67.16      3,245.20
                                                            2008     67.16        41.24      2,922.85
                                                            2009     41.24        48.16      2,034.11
                                                            2010     48.16        53.06      2,771.42
                                                            2011     53.06        52.12      3,407.29
                                                            2012     52.12        57.91      3,116.40
                                                            2013     57.91        76.18      2,099.65
                                                            2014     76.18        84.72         18.09

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.30 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.67      $ 14.26      36,187.80
                                                       2007     14.26        14.40     121,766.70
                                                       2008     14.40        12.75      61,754.00
                                                       2009     12.75        14.04      54,302.27
                                                       2010     14.04        14.60      52,010.18
                                                       2011     14.60        15.14      28,389.76
                                                       2012     15.14        15.59      24,789.04
                                                       2013     15.59        14.91       4,024.19
                                                       2014     14.91        15.34         232.22

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.37        22.51      67,533.92
                                                       2006     22.51        27.29     140,248.70
                                                       2007     27.29        32.39     222,178.57
                                                       2008     32.39        14.71     127,281.43
                                                       2009     14.71        23.18     137,244.23
                                                       2010     23.18        27.74     119,958.89
                                                       2011     27.74        21.92      89,152.02
                                                       2012     21.92        25.31      54,019.83
                                                       2013     25.31        31.73      23,248.89
                                                       2014     31.73        31.67       9,539.90

American Funds Growth Investment Division (Class 2)... 2005    106.05       120.43      26,258.30
                                                       2006    120.43       129.73      42,023.84
                                                       2007    129.73       142.42      51,522.91
                                                       2008    142.42        77.97      39,102.27
                                                       2009     77.97       106.23      37,166.26
                                                       2010    106.23       123.21      29,959.77
                                                       2011    123.21       115.26      22,702.56
                                                       2012    115.26       132.78      12,128.00
                                                       2013    132.78       168.83       4,634.31
                                                       2014    168.83       179.03         749.43

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2005     80.98        83.76      28,987.83
                                                       2006     83.76        94.30      43,032.23
                                                       2007     94.30        96.80      44,628.03
                                                       2008     96.80        58.78      39,682.91
                                                       2009     58.78        75.40      36,089.45
                                                       2010     75.40        82.10      36,287.44
                                                       2011     82.10        78.77      26,286.99
                                                       2012     78.77        90.43      13,723.88
                                                       2013     90.43       117.98       5,229.67
                                                       2014    117.98       127.56       1,991.39

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.10 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.14      $ 10.44          0.00
                                                        2013     10.44        11.36          0.00
                                                        2014     11.36        11.94          0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.73        14.33          0.00
                                                        2007     14.33        14.47          0.00
                                                        2008     14.47        12.83          0.00
                                                        2009     12.83        14.12          0.00
                                                        2010     14.12        14.70          0.00
                                                        2011     14.70        15.25          0.00
                                                        2012     15.25        15.71          0.00
                                                        2013     15.71        15.03          0.00
                                                        2014     15.03        15.47          0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.44        22.60      1,531.76
                                                        2006     22.60        27.41        580.64
                                                        2007     27.41        32.54      2,094.91
                                                        2008     32.54        14.78        449.44
                                                        2009     14.78        23.32        371.54
                                                        2010     23.32        27.91        331.55
                                                        2011     27.91        22.07        382.89
                                                        2012     22.07        25.50        374.75
                                                        2013     25.50        31.98        325.64
                                                        2014     31.98        31.93        336.95

American Funds Growth Investment Division+ (Class 2)... 2005    107.17       121.76        366.58
                                                        2006    121.76       131.22        383.54
                                                        2007    131.22       144.13        181.86
                                                        2008    144.13        78.95         53.98
                                                        2009     78.95       107.61         52.06
                                                        2010    107.61       124.88         51.32
                                                        2011    124.88       116.88         52.53
                                                        2012    116.88       134.71         51.54
                                                        2013    134.71       171.37         50.64
                                                        2014    171.37       181.81         48.56

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 81.83      $ 84.68       2,592.29
                                                           2006     84.68        95.39       2,650.19
                                                           2007     95.39        97.96       2,551.11
                                                           2008     97.96        59.52       2,823.48
                                                           2009     59.52        76.38       2,818.47
                                                           2010     76.38        83.21       2,798.11
                                                           2011     83.21        79.88       3,144.00
                                                           2012     79.88        91.74       3,114.06
                                                           2013     91.74       119.76       2,950.44
                                                           2014    119.76       129.54       2,785.75

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97      47,614.07
                                                           2009      6.97         8.83      39,922.51
                                                           2010      8.83         9.70      62,515.56
                                                           2011      9.70         9.30      60,129.42
                                                           2012      9.30        10.33      58,058.54
                                                           2013     10.33        12.00      25,080.58
                                                           2014     12.00        12.46      24,239.94

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32     264,309.74
                                                           2009      6.32         8.30     560,074.35
                                                           2010      8.30         9.23     390,952.72
                                                           2011      9.23         8.61     262,539.05
                                                           2012      8.61         9.79     207,904.55
                                                           2013      9.79        11.99     195,158.92
                                                           2014     11.99        12.50     184,074.78

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64       7,374.84
                                                           2009      7.64         9.24      17,147.38
                                                           2010      9.24         9.94      65,652.07
                                                           2011      9.94         9.75      69,926.04
                                                           2012      9.75        10.59     104,718.84
                                                           2013     10.59        11.77     101,003.59
                                                           2014     11.77        12.23      97,545.38

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.07        11.42           0.00
                                                           2013     11.42        10.80       2,396.99
                                                           2014     10.80        11.00       5,255.12

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.26       $14.12        138.95
                                                         2006     14.12        16.08        135.73
                                                         2007     16.08        17.32        126.94
                                                         2008     17.32         9.46          0.00
                                                         2009      9.46        11.29          0.00
                                                         2010     11.29        11.81          0.54
                                                         2011     11.81         9.24          0.00
                                                         2012      9.24        10.80          0.00
                                                         2013     10.80        12.17          0.00
                                                         2014     12.17        11.52          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.23        12.20     17,152.87
                                                         2006     12.20        12.40     18,820.15
                                                         2007     12.40        12.95     18,095.98
                                                         2008     12.95        13.40      7,005.81
                                                         2009     13.40        13.77      5,987.41
                                                         2010     13.77        14.25      6,059.46
                                                         2011     14.25        14.98      5,800.43
                                                         2012     14.98        15.20      4,302.67
                                                         2013     15.20        14.50      7,543.58
                                                         2014     14.50        14.98      7,973.53

BlackRock Bond Income Investment Division (Class B)..... 2005     38.62        38.64      1,707.29
                                                         2006     38.64        39.40      3,968.47
                                                         2007     39.40        40.90      5,770.34
                                                         2008     40.90        38.58      2,016.02
                                                         2009     38.58        41.25        439.47
                                                         2010     41.25        43.65        433.45
                                                         2011     43.65        45.44        503.15
                                                         2012     45.44        47.73        395.43
                                                         2013     47.73        46.27        420.87
                                                         2014     46.27        48.39        407.88

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     23.66        24.74          0.00
                                                         2006     24.74        25.17          0.00
                                                         2007     25.17        29.18        558.79
                                                         2008     29.18        18.09        447.79
                                                         2009     18.09        24.18        447.80
                                                         2010     24.18        28.29        450.70
                                                         2011     28.29        25.16          0.00
                                                         2012     25.16        28.11          0.00
                                                         2013     28.11        36.86          0.00
                                                         2014     36.86        39.21          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $15.97       $16.08          0.00
                                                              2007     16.08        16.33          0.00
                                                              2008     16.33         8.80          0.00
                                                              2009      8.80         9.14          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.90        10.17          0.00
                                                              2013     10.17        10.99          0.00
                                                              2014     10.99        11.40          0.00

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.57        11.96     10,342.95
                                                              2006     11.96        13.95     16,937.92
                                                              2007     13.95        14.09     21,653.73
                                                              2008     14.09         8.95      6,253.12
                                                              2009      8.95         9.73          0.00
                                                              2010      9.73        10.38          0.92
                                                              2011     10.38        10.38        603.54
                                                              2012     10.38        11.58          0.00
                                                              2013     11.58        14.94          0.00
                                                              2014     14.94        16.05          0.00

BlackRock Money Market Investment Division (Class B)......... 2005     18.85        18.94          0.00
                                                              2006     18.94        19.39          0.00
                                                              2007     19.39        19.90          0.00
                                                              2008     19.90        20.00          0.00
                                                              2009     20.00        19.63          0.00
                                                              2010     19.63        19.22          0.00
                                                              2011     19.22        18.82          0.00
                                                              2012     18.82        18.43          0.00
                                                              2013     18.43        18.05          0.00
                                                              2014     18.05        17.67          0.00

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.77        14.17      4,683.16
                                                              2006     14.17        19.09     12,290.30
                                                              2007     19.09        15.88      5,299.69
                                                              2008     15.88         9.07      4,943.29
                                                              2009      9.07        11.97      3,594.93
                                                              2010     11.97        13.61      3,241.36
                                                              2011     13.61        12.58      7,443.84
                                                              2012     12.58        15.52      6,441.63
                                                              2013     15.52        15.73      9,024.00
                                                              2014     15.73        17.45      8,760.82

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B)................................................. 2005   $  6.98      $  7.77        314.00
                                                             2006      7.77         7.47          0.00
                                                             2007      7.47         7.48          0.00
                                                             2008      7.48         4.46          0.00
                                                             2009      4.46         5.81          0.00
                                                             2010      5.81         7.05          0.00
                                                             2011      7.05         7.12      7,895.98
                                                             2012      7.12         8.27      7,600.61
                                                             2013      8.27        11.79      7,129.66
                                                             2014     11.79        13.73      6,968.03

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and
  before that MFS(R) Investors Trust Investment Division
  (Class B))................................................ 2005      8.19         8.57          0.00
                                                             2006      8.57         8.94          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B))......... 2006      8.90         9.50          0.00
                                                             2007      9.50         8.75          0.00
                                                             2008      8.75         3.89          0.00
                                                             2009      3.89         5.25          0.00
                                                             2010      5.25         5.52          0.00
                                                             2011      5.52         5.86          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007).................................... 2007    122.31       149.34        136.53
                                                             2008    149.34        84.81        488.38
                                                             2009     84.81       118.64        624.85
                                                             2010    118.64       127.10        538.98
                                                             2011    127.10       115.07        274.82
                                                             2012    115.07       138.03        266.96
                                                             2013    138.03       174.08        266.96
                                                             2014    174.08       180.87          0.00

Frontier Mid Cap Growth Investment Division (Class B)....... 2005     33.11        35.80        906.63
                                                             2006     35.80        37.33      1,717.70
                                                             2007     37.33        43.95      2,152.46
                                                             2008     43.95        23.30        524.83
                                                             2009     23.30        34.02          0.00
                                                             2010     34.02        38.31          0.41
                                                             2011     38.31        36.29         43.35
                                                             2012     36.29        39.34          0.00
                                                             2013     39.34        51.01          0.00
                                                             2014     51.01        55.39          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.65       $15.27      1,221.19
                                                           2006     15.27        19.27      1,221.28
                                                           2007     19.27        18.66         71.72
                                                           2008     18.66        10.80         43.46
                                                           2009     10.80        16.40         42.91
                                                           2010     16.40        18.70         27.69
                                                           2011     18.70        15.70      3,349.03
                                                           2012     15.70        19.87      3,215.01
                                                           2013     19.87        25.39      3,009.31
                                                           2014     25.39        23.42      2,940.90

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.04     25,910.72
                                                           2014      1.04         1.07     70,890.17

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     20.73        22.73      3,617.66
                                                           2006     22.73        24.75      7,218.03
                                                           2007     24.75        25.00      8,151.86
                                                           2008     25.00        12.86      5,546.49
                                                           2009     12.86        18.60      3,007.70
                                                           2010     18.60        22.96      1,561.34
                                                           2011     22.96        20.98      1,771.72
                                                           2012     20.98        23.15          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     23.04        23.57      1,206.50
                                                           2013     23.57        30.08      1,026.81
                                                           2014     30.08        32.30        979.28

Invesco Small Cap Growth Investment Division (Class B).... 2005     11.90        12.62          0.00
                                                           2006     12.62        14.11          0.00
                                                           2007     14.11        15.34          0.00
                                                           2008     15.34         9.20          0.00
                                                           2009      9.20        12.06          0.00
                                                           2010     12.06        14.90          0.00
                                                           2011     14.90        14.44          0.00
                                                           2012     14.44        16.71          0.00
                                                           2013     16.71        22.94          0.00
                                                           2014     22.94        24.24          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.92       $ 4.69          0.00
                                                            2006      4.69         4.71          0.00
                                                            2007      4.71         5.14      2,202.07
                                                            2008      5.14         3.19          0.00
                                                            2009      3.19         4.36          0.00
                                                            2010      4.36         4.76          7.02
                                                            2011      4.76         4.67          0.00
                                                            2012      4.67         5.28          0.00
                                                            2013      5.28         7.07          0.00
                                                            2014      7.07         7.53          0.00

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.26         3.88          0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.71         8.33          0.00
                                                            2006      8.33         8.78          0.00
                                                            2007      8.78         9.83      1,159.87
                                                            2008      9.83         5.20          0.00
                                                            2009      5.20         7.32          0.00
                                                            2010      7.32         7.84          4.28
                                                            2011      7.84         7.57          0.00
                                                            2012      7.57         8.50          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.13     12,495.59
                                                            2014      1.13         1.18     29,691.71

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.61        15.99      4,028.78
                                                            2014     15.99        16.20      3,937.44

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.94          0.00
                                                            2009      7.94         9.94          0.00
                                                            2010      9.94        10.89          0.00
                                                            2011     10.89        10.89      5,188.27
                                                            2012     10.89        12.00      4,994.18
                                                            2013     12.00        12.49          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     24.62        25.72          0.00
                                                            2006     25.72        29.32          0.00
                                                            2007     29.32        32.04        357.19
                                                            2008     32.04        20.06          0.00
                                                            2009     20.06        25.52          0.00
                                                            2010     25.52        31.79          1.04
                                                            2011     31.79        31.24      1,834.50
                                                            2012     31.24        34.95      1,765.87
                                                            2013     34.95        48.15      1,656.46
                                                            2014     48.15        48.80      1,618.91

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................. 2005    $ 9.50       $ 9.71          0.00
                                                             2006      9.71        10.44          0.00
                                                             2007     10.44        10.66          0.00
                                                             2008     10.66         6.12          0.00
                                                             2009      6.12         7.78          0.00
                                                             2010      7.78        10.01          0.00
                                                             2011     10.01        10.07          0.00
                                                             2012     10.07        10.93          0.00
                                                             2013     10.93        15.89          0.00
                                                             2014     15.89        15.70          0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................. 2005     15.99        15.89      1,569.35
                                                             2006     15.89        16.99      1,824.97
                                                             2007     16.99        17.72      1,760.56
                                                             2008     17.72        14.12      1,333.71
                                                             2009     14.12        18.92        968.24
                                                             2010     18.92        20.93        913.94
                                                             2011     20.93        21.41      3,485.91
                                                             2012     21.41        23.67      2,526.75
                                                             2013     23.67        25.03      2,370.19
                                                             2014     25.03        25.70      2,316.46

Met/Artisan Mid Cap Value Investment Division (Class B)..... 2005     30.12        32.36        614.35
                                                             2006     32.36        35.54          0.00
                                                             2007     35.54        32.34          0.00
                                                             2008     32.34        17.05          0.00
                                                             2009     17.05        23.58          0.00
                                                             2010     23.58        26.50          0.00
                                                             2011     26.50        27.63      2,111.19
                                                             2012     27.63        30.19      2,032.21
                                                             2013     30.19        40.36      1,906.30
                                                             2014     40.36        40.18      1,863.08

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)...................................... 2011      9.98         9.72          0.00
                                                             2012      9.72         9.93          0.00
                                                             2013      9.93         9.84          0.00
                                                             2014      9.84         9.74          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  (Class B))................................................ 2011     11.65         9.93          0.00
                                                             2012      9.93        11.36          0.00
                                                             2013     11.36        14.40          0.00
                                                             2014     14.40        14.82          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  and before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005    $ 9.99       $11.09      2,742.80
                                                             2006     11.09        12.57          0.00
                                                             2007     12.57        12.70          0.00
                                                             2008     12.70         7.41          0.00
                                                             2009      7.41         9.54          0.00
                                                             2010      9.54        10.81          0.00
                                                             2011     10.81        11.69          0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.25          0.00
                                                             2006     10.25        10.73          0.00
                                                             2007     10.73        11.09          0.00
                                                             2008     11.09         9.29          0.00
                                                             2009      9.29        10.97     21,274.88
                                                             2010     10.97        11.82     21,062.10
                                                             2011     11.82        11.95     20,837.13
                                                             2012     11.95        12.78     20,618.39
                                                             2013     12.78        13.05     20,390.62
                                                             2014     13.05        13.35     20,161.47

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)................. 2005      9.99        10.46          0.00
                                                             2006     10.46        11.21          0.00
                                                             2007     11.21        11.51          0.00
                                                             2008     11.51         8.83          0.00
                                                             2009      8.83        10.70          0.00
                                                             2010     10.70        11.68          0.00
                                                             2011     11.68        11.56          0.00
                                                             2012     11.56        12.62          0.00
                                                             2013     12.62        13.71          0.00
                                                             2014     13.71        14.08          0.00

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.69          0.00
                                                             2006     10.69        11.71          0.00
                                                             2007     11.71        11.97      5,702.56
                                                             2008     11.97         8.36      9,014.94
                                                             2009      8.36        10.36      6,405.84
                                                             2010     10.36        11.48     24,130.62
                                                             2011     11.48        11.09     23,831.59
                                                             2012     11.09        12.29     23,538.04
                                                             2013     12.29        14.21      1,260.00
                                                             2014     14.21        14.61          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008    $ 9.99       $ 6.99           0.00
                                                         2009      6.99         8.81           0.00
                                                         2010      8.81         9.49           0.00
                                                         2011      9.49         9.13           0.00
                                                         2012      9.13        10.38           0.00
                                                         2013     10.38        11.15           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.22        12.73           0.00
                                                         2014     12.73        12.65           0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.92           0.00
                                                         2006     10.92        12.21     122,649.10
                                                         2007     12.21        12.42     285,013.93
                                                         2008     12.42         7.89     219,933.07
                                                         2009      7.89         9.97      25,827.40
                                                         2010      9.97        11.20      53,265.28
                                                         2011     11.20        10.55      48,932.06
                                                         2012     10.55        11.92      48,480.95
                                                         2013     11.92        14.52      65,547.25
                                                         2014     14.52        14.96      64,968.52

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.93        10.34           0.00
                                                         2013     10.34        11.58       3,115.98
                                                         2014     11.58        12.43       7,307.85

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.64        13.87       3,578.62
                                                         2006     13.87        14.92       3,793.38
                                                         2007     14.92        15.70       3,549.77
                                                         2008     15.70         9.78       1,646.82
                                                         2009      9.78        13.10       1,124.85
                                                         2010     13.10        16.16       1,010.38
                                                         2011     16.16        15.48         994.35
                                                         2012     15.48        17.79         972.31
                                                         2013     17.79        23.14       1,233.77
                                                         2014     23.14        24.75       1,214.29

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.11      55,379.09
                                                         2014      1.11         1.19      54,725.18

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MetLife Stock Index Investment Division (Class B). 2005    $33.15       $33.89     17,800.73
                                                   2006     33.89        38.23     19,841.03
                                                   2007     38.23        39.29     16,756.46
                                                   2008     39.29        24.13      9,656.16
                                                   2009     24.13        29.76      7,687.22
                                                   2010     29.76        33.37      6,073.78
                                                   2011     33.37        33.21      5,948.06
                                                   2012     33.21        37.53      5,751.27
                                                   2013     37.53        48.40      7,187.22
                                                   2014     48.40        53.61      6,784.31

MFS(R) Research International Investment Division
  (Class B)....................................... 2005     10.89        12.41          0.00
                                                   2006     12.41        15.38      1,083.08
                                                   2007     15.38        17.06        662.47
                                                   2008     17.06         9.63        740.42
                                                   2009      9.63        12.41        740.44
                                                   2010     12.41        13.53        743.75
                                                   2011     13.53        11.83          0.00
                                                   2012     11.83        13.52          0.00
                                                   2013     13.52        15.79          0.00
                                                   2014     15.79        14.39          0.00

MFS(R) Total Return Investment Division (Class B). 2005     35.32        35.57        109.42
                                                   2006     35.57        38.99          0.00
                                                   2007     38.99        39.75          0.00
                                                   2008     39.75        30.22          0.00
                                                   2009     30.22        35.01          0.00
                                                   2010     35.01        37.64          0.00
                                                   2011     37.64        37.66          0.00
                                                   2012     37.66        41.04          0.00
                                                   2013     41.04        47.71          0.00
                                                   2014     47.71        50.62          0.00

MFS(R) Value Investment Division (Class B)........ 2005     12.54        12.08      1,589.42
                                                   2006     12.08        13.94          0.00
                                                   2007     13.94        13.09          0.00
                                                   2008     13.09         8.50          0.00
                                                   2009      8.50        10.04          0.00
                                                   2010     10.04        10.93          0.00
                                                   2011     10.93        10.77          0.00
                                                   2012     10.77        12.26          0.00
                                                   2013     12.26        16.26          0.00
                                                   2014     16.26        17.61          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))............................................... 2005    $23.91       $25.86        107.77
                                                            2006     25.86        28.28          0.00
                                                            2007     28.28        28.78          0.00
                                                            2008     28.78        17.16          0.00
                                                            2009     17.16        20.41          0.00
                                                            2010     20.41        22.84          0.00
                                                            2011     22.84        20.94          0.00
                                                            2012     20.94        23.68          0.00
                                                            2013     23.68        26.01          0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.56          0.00
                                                            2009      6.56         8.03          0.00
                                                            2010      8.03         8.73          0.00
                                                            2011      8.73         8.50          0.00
                                                            2012      8.50         9.48          0.00
                                                            2013      9.48        10.36          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     11.73        13.57          0.00
                                                            2011     13.57        12.36          0.00
                                                            2012     12.36        13.23          0.00
                                                            2013     13.23        18.01          0.00
                                                            2014     18.01        17.82          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     15.61        16.31          0.00
                                                            2006     16.31        17.82          0.00
                                                            2007     17.82        18.86          0.00
                                                            2008     18.86         8.23          0.00
                                                            2009      8.23        10.76          0.00
                                                            2010     10.76        11.62          0.00

MSCI EAFE(R) Index Investment Division (Class B)........... 2005     10.65        11.78     12,256.93
                                                            2006     11.78        14.47     11,577.16
                                                            2007     14.47        15.66     10,251.52
                                                            2008     15.66         8.86      5,404.37
                                                            2009      8.86        11.13      3,775.22
                                                            2010     11.13        11.76      3,964.27
                                                            2011     11.76        10.06      4,494.63
                                                            2012     10.06        11.63      4,582.47
                                                            2013     11.63        13.84      6,149.77
                                                            2014     13.84        12.70      6,799.19

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B).. 2005    $17.56       $17.87      2,783.89
                                                         2006     17.87        20.38      6,882.97
                                                         2007     20.38        19.21      9,337.25
                                                         2008     19.21        11.56      2,431.13
                                                         2009     11.56        12.77          0.00
                                                         2010     12.77        15.17          4.22
                                                         2011     15.17        15.68        200.05
                                                         2012     15.68        16.85          0.00
                                                         2013     16.85        22.80          0.00
                                                         2014     22.80        22.26          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005     13.26        14.03          0.00
                                                         2006     14.03        15.76          0.00
                                                         2007     15.76        15.01          0.00
                                                         2008     15.01         9.07          0.00
                                                         2009      9.07        12.14          0.00
                                                         2010     12.14        14.61          0.00
                                                         2011     14.61        13.55          0.00
                                                         2012     13.55        13.97          0.00
                                                         2013     13.97        15.11          0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     13.92        15.81          0.00
                                                         2006     15.81        18.02      1,863.07
                                                         2007     18.02        18.74      2,569.65
                                                         2008     18.74        10.91      2,298.79
                                                         2009     10.91        14.93      1,505.41
                                                         2010     14.93        16.95      1,422.04
                                                         2011     16.95        15.21      4,968.61
                                                         2012     15.21        18.04      4,726.77
                                                         2013     18.04        22.46      3,801.79
                                                         2014     22.46        22.46      3,708.74

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.53          0.00
                                                         2009      6.53         8.49          0.00
                                                         2010      8.49         8.95          0.00
                                                         2011      8.95         8.16          0.00
                                                         2012      8.16         9.76          0.00
                                                         2013      9.76        10.35          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006    $10.76       $10.82          0.00
                                                            2007     10.82        11.73      7,416.23
                                                            2008     11.73        10.70     12,387.87
                                                            2009     10.70        12.37     17,732.66
                                                            2010     12.37        13.05     18,000.47
                                                            2011     13.05        14.20      9,283.54
                                                            2012     14.20        15.18      8,983.71
                                                            2013     15.18        13.48      8,751.78
                                                            2014     13.48        13.59      8,672.18

PIMCO Total Return Investment Division (Class B)........... 2005     11.76        11.78      5,554.35
                                                            2006     11.78        12.05      4,132.44
                                                            2007     12.05        12.70     11,696.20
                                                            2008     12.70        12.48      6,012.42
                                                            2009     12.48        14.43      5,933.71
                                                            2010     14.43        15.28      5,862.31
                                                            2011     15.28        15.44      4,708.68
                                                            2012     15.44        16.52      3,397.61
                                                            2013     16.52        15.87      3,187.09
                                                            2014     15.87        16.19      3,114.83

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.69        10.81          0.00
                                                            2013     10.81        10.10          0.00
                                                            2014     10.10        10.64          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.70          0.00
                                                            2014     10.70        11.38          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.77        15.08      3,116.67
                                                            2006     15.08        17.37      3,428.33
                                                            2007     17.37        16.72      3,277.20
                                                            2008     16.72        10.85      1,471.65
                                                            2009     10.85        13.36      1,126.34
                                                            2010     13.36        16.56        997.02
                                                            2011     16.56        15.52      1,004.61
                                                            2012     15.52        17.63        997.02
                                                            2013     17.63        23.86      1,215.23
                                                            2014     23.86        24.49      1,238.54

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14     30,893.71
                                                            2014      1.14         1.20     73,532.29

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.47       $11.06          0.00
                                                          2007     11.06        11.41          0.00
                                                          2008     11.41         8.37          0.00
                                                          2009      8.37        10.24          0.00
                                                          2010     10.24        11.26          0.00
                                                          2011     11.26        11.14     37,737.11
                                                          2012     11.14        12.31     37,303.12
                                                          2013     12.31        13.61     36,876.63
                                                          2014     13.61        14.10     36,454.56

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.66        11.31          0.00
                                                          2007     11.31        11.70          0.00
                                                          2008     11.70         7.68          0.00
                                                          2009      7.68         9.70          0.00
                                                          2010      9.70        10.85          0.00
                                                          2011     10.85        10.40          0.00
                                                          2012     10.40        11.71          0.00
                                                          2013     11.71        13.54          0.00
                                                          2014     13.54        13.97          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.59        12.06        432.81
                                                          2006     12.06        13.34        422.78
                                                          2007     13.34        14.25      1,894.16
                                                          2008     14.25         8.09      2,481.73
                                                          2009      8.09        11.34      1,890.88
                                                          2010     11.34        12.96      1,656.13
                                                          2011     12.96        12.52      1,685.65
                                                          2012     12.52        14.55      1,502.93
                                                          2013     14.55        19.77      1,165.08
                                                          2014     19.77        21.07      1,085.95

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.22         4.59          0.00
                                                          2006      4.59         4.73          0.00
                                                          2007      4.73         6.10          0.00
                                                          2008      6.10         3.31          0.00
                                                          2009      3.31         5.16          0.00
                                                          2010      5.16         6.45          0.00
                                                          2011      6.45         5.69          0.00
                                                          2012      5.69         6.25          0.00
                                                          2013      6.25         6.52          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.92       $ 7.77          0.00
                                                       2006      7.77         8.08          0.00
                                                       2007      8.08         9.30      1,236.93
                                                       2008      9.30         5.49      2,797.70
                                                       2009      5.49         7.82      2,797.65
                                                       2010      7.82         9.78      2,807.04
                                                       2011      9.78         9.42          0.00
                                                       2012      9.42        10.48          0.00
                                                       2013     10.48        14.02          0.00
                                                       2014     14.02        15.48          0.00

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.49        13.54          0.00
                                                       2006     13.54        13.74        708.83
                                                       2007     13.74        14.74        622.70
                                                       2008     14.74         9.19          0.00
                                                       2009      9.19        12.48          0.00
                                                       2010     12.48        16.45          2.44
                                                       2011     16.45        16.34          0.00
                                                       2012     16.34        18.55          0.00
                                                       2013     18.55        26.19          0.00
                                                       2014     26.19        27.35          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.41        18.50      2,314.70
                                                       2006     18.50        18.99      3,439.33
                                                       2007     18.99        19.28      3,399.31
                                                       2008     19.28        16.00      1,287.58
                                                       2009     16.00        20.67        449.12
                                                       2010     20.67        22.76        416.14
                                                       2011     22.76        23.59        451.21
                                                       2012     23.59        25.71         10.14
                                                       2013     25.71        25.38          5.22
                                                       2014     25.38        26.17          4.98

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.70        14.59      3,891.01
                                                       2006     14.59        14.85      8,170.01
                                                       2007     14.85        15.13      9,341.34
                                                       2008     15.13        14.73      3,470.67
                                                       2009     14.73        15.02      3,470.64
                                                       2010     15.02        15.51      3,473.07
                                                       2011     15.51        15.99          0.00
                                                       2012     15.99        16.13          0.00
                                                       2013     16.13        15.66          0.00
                                                       2014     15.66        15.72          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $33.49       $33.72        115.93
                                                            2006     33.72        36.40          0.00
                                                            2007     36.40        37.64          0.00
                                                            2008     37.64        27.66          0.00
                                                            2009     27.66        31.69          0.00
                                                            2010     31.69        33.92          0.00
                                                            2011     33.92        34.41          0.00
                                                            2012     34.41        37.77          0.00
                                                            2013     37.77        44.48          0.00
                                                            2014     44.48        48.04          0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     28.63        30.84         89.81
                                                            2006     30.84        34.53      1,027.06
                                                            2007     34.53        35.28      1,028.45
                                                            2008     35.28        20.89      1,465.55
                                                            2009     20.89        26.93      1,312.65
                                                            2010     26.93        29.46        466.02
                                                            2011     29.46        27.61        485.75
                                                            2012     27.61        30.45        479.28
                                                            2013     30.45        39.77        412.30
                                                            2014     39.77        42.97        392.76

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     56.47        57.13      1,641.74
                                                            2006     57.13        63.69      2,575.06
                                                            2007     63.69        66.64          0.00
WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     66.08        66.34          0.00
                                                            2008     66.34        40.72          0.00
                                                            2009     40.72        47.53          0.00
                                                            2010     47.53        52.34          0.00
                                                            2011     52.34        51.38          0.00
                                                            2012     51.38        57.06          0.00
                                                            2013     57.06        75.03          0.00
                                                            2014     75.03        83.39          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.35 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.60      $ 14.19          0.00
                                                       2007     14.19        14.32          0.00
                                                       2008     14.32        12.68          0.00
                                                       2009     12.68        13.95          0.00
                                                       2010     13.95        14.50          0.00
                                                       2011     14.50        15.03          0.00
                                                       2012     15.03        15.47          0.00
                                                       2013     15.47        14.78          0.00
                                                       2014     14.78        15.20          0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.31        22.42      4,532.06
                                                       2006     22.42        27.18      8,615.18
                                                       2007     27.18        32.23      7,786.42
                                                       2008     32.23        14.63      5,308.11
                                                       2009     14.63        23.05      3,143.57
                                                       2010     23.05        27.56      2,048.82
                                                       2011     27.56        21.77      1,436.29
                                                       2012     21.77        25.12        589.52
                                                       2013     25.12        31.48        516.90
                                                       2014     31.48        31.40        540.06

American Funds Growth Investment Division (Class 2)... 2005    104.95       119.12      1,325.80
                                                       2006    119.12       128.25      2,338.09
                                                       2007    128.25       140.72      2,813.31
                                                       2008    140.72        77.00      1,369.59
                                                       2009     77.00       104.86        719.70
                                                       2010    104.86       121.56        480.98
                                                       2011    121.56       113.67        431.78
                                                       2012    113.67       130.88        111.47
                                                       2013    130.88       166.32         98.81
                                                       2014    166.32       176.28         95.86

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2005     80.14        82.85        817.58
                                                       2006     82.85        93.23        976.49
                                                       2007     93.23        95.65        949.08
                                                       2008     95.65        58.06        944.98
                                                       2009     58.06        74.43        866.30
                                                       2010     74.43        81.01        539.47
                                                       2011     81.01        77.68        520.88
                                                       2012     77.68        89.13        165.24
                                                       2013     89.13       116.23        142.17
                                                       2014    116.23       125.60        134.55

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.15 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.14      $ 10.43      2,480.83
                                                        2013     10.43        11.35      2,392.51
                                                        2014     11.35        11.92          0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03          0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.67        14.26      1,871.50
                                                        2007     14.26        14.40      9,055.63
                                                        2008     14.40        12.75          0.00
                                                        2009     12.75        14.04          0.00
                                                        2010     14.04        14.60        107.27
                                                        2011     14.60        15.14      7,703.24
                                                        2012     15.14        15.59          0.00
                                                        2013     15.59        14.91        678.08
                                                        2014     14.91        15.34        941.76

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.37        22.51     10,408.87
                                                        2006     22.51        27.29     10,006.16
                                                        2007     27.29        32.39     11,559.57
                                                        2008     32.39        14.71      7,460.49
                                                        2009     14.71        23.18      4,904.52
                                                        2010     23.18        27.74      4,304.56
                                                        2011     27.74        21.92      2,906.26
                                                        2012     21.92        25.31      2,573.18
                                                        2013     25.31        31.73        910.81
                                                        2014     31.73        31.67        595.50

American Funds Growth Investment Division+ (Class 2)... 2005    106.00       120.37      4,184.29
                                                        2006    120.37       129.66      4,691.87
                                                        2007    129.66       142.35      4,374.86
                                                        2008    142.35        77.93      2,860.94
                                                        2009     77.93       106.18      1,819.93
                                                        2010    106.18       123.15      1,618.60
                                                        2011    123.15       115.21        722.06
                                                        2012    115.21       132.72        734.35
                                                        2013    132.72       168.74        577.79
                                                        2014    168.74       178.94        561.03

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 80.94      $ 83.72      5,156.55
                                                           2006     83.72        94.26      3,541.86
                                                           2007     94.26        96.75      4,096.76
                                                           2008     96.75        58.75      2,227.45
                                                           2009     58.75        75.36      1,969.58
                                                           2010     75.36        82.06        993.77
                                                           2011     82.06        78.73        743.23
                                                           2012     78.73        90.38      1,027.89
                                                           2013     90.38       117.92        835.67
                                                           2014    117.92       127.50        820.59

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97          0.00
                                                           2009      6.97         8.82        170.56
                                                           2010      8.82         9.69          3.43
                                                           2011      9.69         9.28          0.00
                                                           2012      9.28        10.31          0.00
                                                           2013     10.31        11.96          0.00
                                                           2014     11.96        12.42          0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32      4,448.73
                                                           2009      6.32         8.30      3,446.38
                                                           2010      8.30         9.21      3,455.22
                                                           2011      9.21         8.59      3,446.41
                                                           2012      8.59         9.77      3,446.41
                                                           2013      9.77        11.96      3,446.41
                                                           2014     11.96        12.45      3,664.79

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64          0.00
                                                           2009      7.64         9.23          0.00
                                                           2010      9.23         9.93          3.42
                                                           2011      9.93         9.74          0.00
                                                           2012      9.74        10.56          0.00
                                                           2013     10.56        11.73          0.00
                                                           2014     11.73        12.18          0.00

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.06        11.41      2,237.63
                                                           2013     11.41        10.79      2,334.82
                                                           2014     10.79        10.98        176.85

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.18       $14.02      6,521.01
                                                         2006     14.02        15.95      6,632.18
                                                         2007     15.95        17.18      7,330.52
                                                         2008     17.18         9.37      4,167.26
                                                         2009      9.37        11.18      2,362.00
                                                         2010     11.18        11.70      2,357.24
                                                         2011     11.70         9.14        265.34
                                                         2012      9.14        10.68        264.92
                                                         2013     10.68        12.04          0.00
                                                         2014     12.04        11.39          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.19        12.16      8,368.75
                                                         2006     12.16        12.35      5,145.51
                                                         2007     12.35        12.89      5,902.09
                                                         2008     12.89        13.33      5,617.96
                                                         2009     13.33        13.70      6,438.43
                                                         2010     13.70        14.17      6,117.02
                                                         2011     14.17        14.88          0.00
                                                         2012     14.88        15.09          0.00
                                                         2013     15.09        14.39          0.00
                                                         2014     14.39        14.86          0.00

BlackRock Bond Income Investment Division (Class B)..... 2005     38.21        38.21      1,917.22
                                                         2006     38.21        38.94      2,114.21
                                                         2007     38.94        40.41      2,311.88
                                                         2008     40.41        38.09      2,079.75
                                                         2009     38.09        40.71      2,004.55
                                                         2010     40.71        43.06      1,986.99
                                                         2011     43.06        44.80         18.35
                                                         2012     44.80        47.04         19.19
                                                         2013     47.04        45.57          0.00
                                                         2014     45.57        47.64          0.00

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     23.54        24.60          0.00
                                                         2006     24.60        25.01          0.00
                                                         2007     25.01        28.99        724.68
                                                         2008     28.99        17.96        782.39
                                                         2009     17.96        24.00        776.94
                                                         2010     24.00        28.06         84.22
                                                         2011     28.06        24.95      2,429.80
                                                         2012     24.95        27.85      2,429.68
                                                         2013     27.85        36.50      2,687.31
                                                         2014     36.50        38.81          0.00

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $15.89       $16.00          0.00
                                                              2007     16.00        16.24          0.00
                                                              2008     16.24         8.74          0.00
                                                              2009      8.74         9.09          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.89        10.16      2,544.69
                                                              2013     10.16        10.97      2,454.09
                                                              2014     10.97        11.38          0.00

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.56        11.94          0.00
                                                              2006     11.94        13.92      4,445.25
                                                              2007     13.92        14.05      4,685.58
                                                              2008     14.05         8.92      4,444.82
                                                              2009      8.92         9.70      4,229.14
                                                              2010      9.70        10.34      4,232.58
                                                              2011     10.34        10.33          0.00
                                                              2012     10.33        11.52          0.00
                                                              2013     11.52        14.85          0.00
                                                              2014     14.85        15.95          0.00

BlackRock Money Market Investment Division (Class B)......... 2005     18.65        18.73          0.00
                                                              2006     18.73        19.17          0.00
                                                              2007     19.17        19.66          0.00
                                                              2008     19.66        19.74        592.07
                                                              2009     19.74        19.37        591.41
                                                              2010     19.37        18.96        593.92
                                                              2011     18.96        18.56        590.14
                                                              2012     18.56        18.16        589.55
                                                              2013     18.16        17.77          0.00
                                                              2014     17.77        17.40          0.00

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.76        14.15     15,657.67
                                                              2006     14.15        19.06     14,390.26
                                                              2007     19.06        15.85     15,054.80
                                                              2008     15.85         9.05      9,491.92
                                                              2009      9.05        11.93      8,879.19
                                                              2010     11.93        13.56      8,805.01
                                                              2011     13.56        12.53      3,125.28
                                                              2012     12.53        15.45      3,232.95
                                                              2013     15.45        15.66      2,732.46
                                                              2014     15.66        17.36      1,565.83

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B)................................................. 2005   $  6.97      $  7.75        668.32
                                                             2006      7.75         7.45      1,660.30
                                                             2007      7.45         7.46        697.13
                                                             2008      7.46         4.45          0.00
                                                             2009      4.45         5.79          0.00
                                                             2010      5.79         7.01          4.50
                                                             2011      7.01         7.09          0.00
                                                             2012      7.09         8.22          0.00
                                                             2013      8.22        11.71          0.00
                                                             2014     11.71        13.63          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and
  before that MFS(R) Investors Trust Investment Division
  (Class B))................................................ 2005      8.16         8.54      5,906.22
                                                             2006      8.54         8.91      5,906.22

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B))......... 2006      8.87         9.46          0.00
                                                             2007      9.46         8.71          0.00
                                                             2008      8.71         3.87          0.00
                                                             2009      3.87         5.22          0.00
                                                             2010      5.22         5.49          0.00
                                                             2011      5.49         5.82          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007).................................... 2007    120.78       147.43        234.65
                                                             2008    147.43        83.68      1,121.71
                                                             2009     83.68       117.00      1,852.07
                                                             2010    117.00       125.28      1,150.41
                                                             2011    125.28       113.37        631.75
                                                             2012    113.37       135.92        972.30
                                                             2013    135.92       171.33        677.15
                                                             2014    171.33       177.99          0.00

Frontier Mid Cap Growth Investment Division (Class B)....... 2005     32.83        35.49          0.00
                                                             2006     35.49        36.98          0.00
                                                             2007     36.98        43.52         76.67
                                                             2008     43.52        23.06        133.12
                                                             2009     23.06        33.65      1,316.38
                                                             2010     33.65        37.87      1,317.37
                                                             2011     37.87        35.87      1,239.23
                                                             2012     35.87        38.85      1,263.19
                                                             2013     38.85        50.36          0.00
                                                             2014     50.36        54.65          0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.63       $15.24      2,653.09
                                                           2006     15.24        19.22      9,277.08
                                                           2007     19.22        18.60     10,095.38
                                                           2008     18.60        10.76      8,915.70
                                                           2009     10.76        16.33      9,147.99
                                                           2010     16.33        18.61      9,112.23
                                                           2011     18.61        15.62      7,622.35
                                                           2012     15.62        19.75        229.39
                                                           2013     19.75        25.23          0.00
                                                           2014     25.23        23.26          0.00

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04          0.00
                                                           2013      1.04         1.03          0.00
                                                           2014      1.03         1.07          0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     20.67        22.65      3,021.80
                                                           2006     22.65        24.65      6,181.13
                                                           2007     24.65        24.89      8,442.22
                                                           2008     24.89        12.79      6,512.16
                                                           2009     12.79        18.50      8,349.62
                                                           2010     18.50        22.82      9,169.37
                                                           2011     22.82        20.85      7,051.81
                                                           2012     20.85        23.00          0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     22.88        23.41          0.00
                                                           2013     23.41        29.85          0.00
                                                           2014     29.85        32.04          0.00

Invesco Small Cap Growth Investment Division (Class B).... 2005     11.88        12.59      1,686.31
                                                           2006     12.59        14.07      1,188.29
                                                           2007     14.07        15.29      1,154.10
                                                           2008     15.29         9.17      1,234.86
                                                           2009      9.17        12.01      1,220.13
                                                           2010     12.01        14.83      1,175.64
                                                           2011     14.83        14.36          0.00
                                                           2012     14.36        16.62          0.00
                                                           2013     16.62        22.80          0.00
                                                           2014     22.80        24.08          0.00

Jennison Growth Investment Division (Class B)............. 2005      3.91         4.68      1,088.48
                                                           2006      4.68         4.70      1,293.36
                                                           2007      4.70         5.12      6,035.81
                                                           2008      5.12         3.18          0.00
                                                           2009      3.18         4.34      9,356.03
                                                           2010      4.34         4.73      9,369.80
                                                           2011      4.73         4.64      9,472.23
                                                           2012      4.64         5.25          0.00
                                                           2013      5.25         7.02          0.00
                                                           2014      7.02         7.48          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005    $ 4.25       $ 3.87      1,462.74

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.70         8.31          0.00
                                                            2006      8.31         8.76          0.00
                                                            2007      8.76         9.80        247.88
                                                            2008      9.80         5.18        613.84
                                                            2009      5.18         7.29        611.27
                                                            2010      7.29         7.80        617.52
                                                            2011      7.80         7.53          0.00
                                                            2012      7.53         8.45          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.13          0.00
                                                            2014      1.13         1.18          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.56        15.92          0.00
                                                            2014     15.92        16.13          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.94          0.00
                                                            2009      7.94         9.94          0.00
                                                            2010      9.94        10.87          0.44
                                                            2011     10.87        10.87          0.00
                                                            2012     10.87        11.97          0.00
                                                            2013     11.97        12.46          0.00

Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005     24.49        25.57         22.83
                                                            2006     25.57        29.13      4,380.90
                                                            2007     29.13        31.82      3,455.47
                                                            2008     31.82        19.91      2,353.46
                                                            2009     19.91        25.32        632.26
                                                            2010     25.32        31.53        624.86
                                                            2011     31.53        30.96         68.25
                                                            2012     30.96        34.63      1,446.16
                                                            2013     34.63        47.68          0.00
                                                            2014     47.68        48.30          0.00

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005      9.49         9.69      2,072.58
                                                            2006      9.69        10.41      4,732.51
                                                            2007     10.41        10.63      4,682.46
                                                            2008     10.63         6.10      3,410.58
                                                            2009      6.10         7.74      3,805.69
                                                            2010      7.74         9.96      3,518.46
                                                            2011      9.96        10.01      1,965.71
                                                            2012     10.01        10.87      1,983.89
                                                            2013     10.87        15.78          0.00
                                                            2014     15.78        15.59          0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
Lord Abbett Bond Debenture Investment Division
  (Class B)................................................. 2005    $15.92       $15.82      1,493.79
                                                             2006     15.82        16.90      7,224.03
                                                             2007     16.90        17.62      9,642.63
                                                             2008     17.62        14.03      8,507.62
                                                             2009     14.03        18.79      6,525.51
                                                             2010     18.79        20.77     12,010.08
                                                             2011     20.77        21.24      5,492.19
                                                             2012     21.24        23.48        525.47
                                                             2013     23.48        24.81          0.00
                                                             2014     24.81        25.46          0.00

Met/Artisan Mid Cap Value Investment Division (Class B)..... 2005     29.94        32.15      6,004.94
                                                             2006     32.15        35.30      7,618.24
                                                             2007     35.30        32.10      5,771.27
                                                             2008     32.10        16.92      5,514.14
                                                             2009     16.92        23.38      5,504.89
                                                             2010     23.38        26.27      5,136.67
                                                             2011     26.27        27.38      4,304.28
                                                             2012     27.38        29.90         40.42
                                                             2013     29.90        39.94          0.00
                                                             2014     39.94        39.75          0.00

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)...................................... 2011      9.98         9.71          0.00
                                                             2012      9.71         9.92          0.00
                                                             2013      9.92         9.82          0.00
                                                             2014      9.82         9.72          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  (Class B))................................................ 2011     11.62         9.90      4,205.52
                                                             2012      9.90        11.31          0.00
                                                             2013     11.31        14.34          0.00
                                                             2014     14.34        14.75          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  and before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        11.09          0.00
                                                             2006     11.09        12.55          0.00
                                                             2007     12.55        12.69          0.00
                                                             2008     12.69         7.39          0.00
                                                             2009      7.39         9.51        815.66
                                                             2010      9.51        10.77          4.28
                                                             2011     10.77        11.66          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.24          0.00
                                                         2006     10.24        10.72          0.00
                                                         2007     10.72        11.07     20,186.61
                                                         2008     11.07         9.28          0.00
                                                         2009      9.28        10.94      3,778.70
                                                         2010     10.94        11.79      3,780.49
                                                         2011     11.79        11.91      3,773.57
                                                         2012     11.91        12.73      3,771.14
                                                         2013     12.73        12.99      3,768.85
                                                         2014     12.99        13.28      3,766.56

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.46          0.00
                                                         2006     10.46        11.20     20,804.20
                                                         2007     11.20        11.49     19,354.68
                                                         2008     11.49         8.82     19,521.36
                                                         2009      8.82        10.67      1,874.49
                                                         2010     10.67        11.65      1,880.58
                                                         2011     11.65        11.52      1,874.46
                                                         2012     11.52        12.57      1,874.46
                                                         2013     12.57        13.65      1,874.46
                                                         2014     13.65        14.01      1,874.46

MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005      9.99        10.69     24,549.58
                                                         2006     10.69        11.70     26,232.94
                                                         2007     11.70        11.95     36,428.33
                                                         2008     11.95         8.34     13,858.43
                                                         2009      8.34        10.33     16,629.14
                                                         2010     10.33        11.45      9,253.92
                                                         2011     11.45        11.05     13,230.64
                                                         2012     11.05        12.25     12,773.81
                                                         2013     12.25        14.14     12,195.84
                                                         2014     14.14        14.54      4,355.68

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.80        198.66
                                                         2010      8.80         9.48          2.10
                                                         2011      9.48         9.11          0.00
                                                         2012      9.11        10.36          0.00
                                                         2013     10.36        11.12          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013    $11.19       $12.70          0.00
                                                         2014     12.70        12.62          0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.91          0.00
                                                         2006     10.91        12.20          0.00
                                                         2007     12.20        12.40     64,118.47
                                                         2008     12.40         7.87     14,303.82
                                                         2009      7.87         9.95     14,392.89
                                                         2010      9.95        11.17     14,466.03
                                                         2011     11.17        10.52     14,524.33
                                                         2012     10.52        11.88      5,736.71
                                                         2013     11.88        14.45      5,782.36
                                                         2014     14.45        14.89      2,276.77

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.92        10.33      2,525.77
                                                         2013     10.33        11.56      2,435.85
                                                         2014     11.56        12.41          0.00

MetLife Mid Cap Stock Index Investment Division
  (Class B)............................................. 2005     12.61        13.83      1,808.87
                                                         2006     13.83        14.87      1,780.50
                                                         2007     14.87        15.64      1,864.19
                                                         2008     15.64         9.74      4,056.11
                                                         2009      9.74        13.04      3,153.36
                                                         2010     13.04        16.08      3,790.91
                                                         2011     16.08        15.39        536.80
                                                         2012     15.39        17.68      3,224.63
                                                         2013     17.68        22.98          0.00
                                                         2014     22.98        24.57          0.00

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)................................. 2013      1.07         1.11          0.00
                                                         2014      1.11         1.19          0.00

MetLife Stock Index Investment Division (Class B)....... 2005     32.91        33.62      7,968.09
                                                         2006     33.62        37.91      5,152.94
                                                         2007     37.91        38.94      3,816.74
                                                         2008     38.94        23.91      3,839.97
                                                         2009     23.91        29.47      4,106.43
                                                         2010     29.47        33.02      3,233.81
                                                         2011     33.02        32.85          0.00
                                                         2012     32.85        37.11          0.00
                                                         2013     37.11        47.83          0.00
                                                         2014     47.83        52.95          0.00

                                                        BEGINNING OF               NUMBER OF
                                                            YEAR     END OF YEAR  ACCUMULATION
                                                        ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                ---- ------------ ------------ ------------
MFS(R) Research International Investment Division
  (Class B)....................................... 2005    $10.86       $12.38      3,564.79
                                                   2006     12.38        15.34     10,387.44
                                                   2007     15.34        17.01     14,044.91
                                                   2008     17.01         9.59      8,504.57
                                                   2009      9.59        12.35      8,700.89
                                                   2010     12.35        13.47      4,491.87
                                                   2011     13.47        11.77        684.01
                                                   2012     11.77        13.44        180.10
                                                   2013     13.44        15.69          0.00
                                                   2014     15.69        14.29          0.00

MFS(R) Total Return Investment Division (Class B). 2005     35.01        35.24      3,087.82
                                                   2006     35.24        38.61      4,528.37
                                                   2007     38.61        39.34      5,773.91
                                                   2008     39.34        29.90      4,461.81
                                                   2009     29.90        34.62      4,451.71
                                                   2010     34.62        37.20      2,286.08
                                                   2011     37.20        37.20        173.39
                                                   2012     37.20        40.52         24.74
                                                   2013     40.52        47.07         24.74
                                                   2014     47.07        49.93         24.74

MFS(R) Value Investment Division (Class B)........ 2005     12.50        12.03      3,250.72
                                                   2006     12.03        13.88      7,418.87
                                                   2007     13.88        13.03      7,428.35
                                                   2008     13.03         8.46      5,328.48
                                                   2009      8.46         9.98      5,757.66
                                                   2010      9.98        10.86      5,621.98
                                                   2011     10.86        10.70        145.12
                                                   2012     10.70        12.18     13,998.49
                                                   2013     12.18        16.14      1,329.91
                                                   2014     16.14        17.46          0.00

MFS(R) Value Investment Division (Class B)
  (formerly FI Value Leaders Investment Division
  (Class B))...................................... 2005     23.78        25.70      2,653.54
                                                   2006     25.70        28.09      2,870.31
                                                   2007     28.09        28.57      1,557.81
                                                   2008     28.57        17.02      1,647.52
                                                   2009     17.02        20.24      1,726.46
                                                   2010     20.24        22.64      1,730.81
                                                   2011     22.64        20.75        787.04
                                                   2012     20.75        23.45        782.73
                                                   2013     23.45        25.75          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008    $ 9.99       $ 6.56          0.00
                                                            2009      6.56         8.02          0.00
                                                            2010      8.02         8.72        661.15
                                                            2011      8.72         8.48        623.45
                                                            2012      8.48         9.46        592.69
                                                            2013      9.46        10.34          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     11.66        13.47      3,229.13
                                                            2011     13.47        12.27        110.43
                                                            2012     12.27        13.13      3,716.18
                                                            2013     13.13        17.86          0.00
                                                            2014     17.86        17.66          0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     15.55        16.24      5,857.29
                                                            2006     16.24        17.73      9,926.05
                                                            2007     17.73        18.76      6,203.77
                                                            2008     18.76         8.18      3,796.56
                                                            2009      8.18        10.69        110.80
                                                            2010     10.69        11.54          0.00

MSCI EAFE(R) Index Investment Division (Class B)........... 2005     10.62        11.73      5,763.70
                                                            2006     11.73        14.41      6,628.52
                                                            2007     14.41        15.59     10,001.53
                                                            2008     15.59         8.81      9,724.14
                                                            2009      8.81        11.07      9,961.94
                                                            2010     11.07        11.69      9,051.96
                                                            2011     11.69         9.99      4,361.82
                                                            2012      9.99        11.54        394.12
                                                            2013     11.54        13.73          0.00
                                                            2014     13.73        12.60          0.00

Neuberger Berman Genesis Investment Division (Class B)..... 2005     17.52        17.82     12,692.69
                                                            2006     17.82        20.31      7,473.56
                                                            2007     20.31        19.14      5,884.16
                                                            2008     19.14        11.51      3,872.47
                                                            2009     11.51        12.71      1,361.93
                                                            2010     12.71        15.09        752.03
                                                            2011     15.09        15.59        378.87
                                                            2012     15.59        16.74          0.00
                                                            2013     16.74        22.65          0.00
                                                            2014     22.65        22.10          0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005    $13.24       $14.00        466.97
                                                         2006     14.00        15.72      3,759.00
                                                         2007     15.72        14.96        320.43
                                                         2008     14.96         9.03        355.46
                                                         2009      9.03        12.09        332.07
                                                         2010     12.09        14.54        303.03
                                                         2011     14.54        13.48          0.00
                                                         2012     13.48        13.89          0.00
                                                         2013     13.89        15.03          0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     13.87        15.74        422.96
                                                         2006     15.74        17.93      3,112.03
                                                         2007     17.93        18.64      3,673.72
                                                         2008     18.64        10.84      4,441.44
                                                         2009     10.84        14.84      4,621.79
                                                         2010     14.84        16.84      5,002.18
                                                         2011     16.84        15.09      3,453.21
                                                         2012     15.09        17.90      1,193.23
                                                         2013     17.90        22.27        570.04
                                                         2014     22.27        22.26          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.53          0.00
                                                         2009      6.53         8.48          0.00
                                                         2010      8.48         8.93          0.00
                                                         2011      8.93         8.14          0.00
                                                         2012      8.14         9.74          0.00
                                                         2013      9.74        10.33          0.00

PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014)................................. 2014      0.99         1.03          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006).................................. 2006     10.75        10.80          0.00
                                                         2007     10.80        11.71      5,069.28
                                                         2008     11.71        10.67     22,376.85
                                                         2009     10.67        12.33      6,319.82
                                                         2010     12.33        13.00      5,958.15
                                                         2011     13.00        14.14      6,516.18
                                                         2012     14.14        15.10     38,689.81
                                                         2013     15.10        13.41      3,309.76
                                                         2014     13.41        13.51      2,213.12

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PIMCO Total Return Investment Division (Class B)........... 2005    $11.74       $11.75     11,741.69
                                                            2006     11.75        12.02     11,482.64
                                                            2007     12.02        12.65     10,848.00
                                                            2008     12.65        12.43      7,441.22
                                                            2009     12.43        14.36     36,761.24
                                                            2010     14.36        15.21     35,756.21
                                                            2011     15.21        15.36     25,419.26
                                                            2012     15.36        16.42     20,762.62
                                                            2013     16.42        15.76          0.00
                                                            2014     15.76        16.08          0.00

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.69        10.80      2,222.39
                                                            2013     10.80        10.09      2,143.27
                                                            2014     10.09        10.62          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.69          0.00
                                                            2014     10.69        11.37          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.72        15.03      1,835.32
                                                            2006     15.03        17.30      5,663.46
                                                            2007     17.30        16.64      5,932.50
                                                            2008     16.64        10.80      6,290.14
                                                            2009     10.80        13.28      6,808.57
                                                            2010     13.28        16.46      6,782.98
                                                            2011     16.46        15.42        317.02
                                                            2012     15.42        17.51          0.00
                                                            2013     17.51        23.68          0.00
                                                            2014     23.68        24.29          0.00

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14      1,698.55
                                                            2014      1.14         1.20      1,698.55

SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.46        11.05          0.00
                                                            2007     11.05        11.40          0.00
                                                            2008     11.40         8.36          0.00
                                                            2009      8.36        10.22          0.00
                                                            2010     10.22        11.23      9,603.71
                                                            2011     11.23        11.10      9,600.48
                                                            2012     11.10        12.26          0.00
                                                            2013     12.26        13.56          0.00
                                                            2014     13.56        14.04          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006    $10.65       $11.30        535.12
                                                          2007     11.30        11.68        701.26
                                                          2008     11.68         7.66        603.34
                                                          2009      7.66         9.68        633.89
                                                          2010      9.68        10.82        653.61
                                                          2011     10.82        10.37        615.52
                                                          2012     10.37        11.67        615.65
                                                          2013     11.67        13.49          0.00
                                                          2014     13.49        13.91          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.55        12.02      3,614.98
                                                          2006     12.02        13.28      2,019.19
                                                          2007     13.28        14.19      2,956.12
                                                          2008     14.19         8.05      1,172.77
                                                          2009      8.05        11.27      1,548.19
                                                          2010     11.27        12.88      1,543.28
                                                          2011     12.88        12.44        777.97
                                                          2012     12.44        14.45        773.44
                                                          2013     14.45        19.62        769.66
                                                          2014     19.62        20.90          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.21         4.58          0.00
                                                          2006      4.58         4.72        410.94
                                                          2007      4.72         6.07        411.12
                                                          2008      6.07         3.30      1,692.98
                                                          2009      3.30         5.14      1,689.56
                                                          2010      5.14         6.42      2,379.91
                                                          2011      6.42         5.66      1,684.37
                                                          2012      5.66         6.21      1,681.84
                                                          2013      6.21         6.48          0.00

T. Rowe Price Mid Cap Growth Investment Division
  (Class B).............................................. 2005      6.91         7.75      5,262.26
                                                          2006      7.75         8.05      3,714.93
                                                          2007      8.05         9.27     21,759.71
                                                          2008      9.27         5.46     14,447.13
                                                          2009      5.46         7.78     19,265.38
                                                          2010      7.78         9.73     11,046.08
                                                          2011      9.73         9.36      4,578.85
                                                          2012      9.36        10.42      3,867.30
                                                          2013     10.42        13.93      3,644.31
                                                          2014     13.93        15.37          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005    $12.44       $13.48      9,411.02
                                                       2006     13.48        13.68     11,389.90
                                                       2007     13.68        14.66     15,229.88
                                                       2008     14.66         9.13     11,823.27
                                                       2009      9.13        12.40     10,745.82
                                                       2010     12.40        16.34      8,544.78
                                                       2011     16.34        16.22      5,394.50
                                                       2012     16.22        18.40        131.28
                                                       2013     18.40        25.97          0.00
                                                       2014     25.97        27.11          0.00

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.32        18.39     12,141.99
                                                       2006     18.39        18.87      4,495.73
                                                       2007     18.87        19.15      9,436.63
                                                       2008     19.15        15.89      6,559.08
                                                       2009     15.89        20.51      3,775.82
                                                       2010     20.51        22.58      8,229.08
                                                       2011     22.58        23.39      6,404.81
                                                       2012     23.39        25.47          0.00
                                                       2013     25.47        25.14          0.00
                                                       2014     25.14        25.90          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.62        14.51      1,648.13
                                                       2006     14.51        14.76      1,399.34
                                                       2007     14.76        15.03      6,413.77
                                                       2008     15.03        14.63      3,913.44
                                                       2009     14.63        14.90      3,826.92
                                                       2010     14.90        15.39      9,962.75
                                                       2011     15.39        15.85      6,137.47
                                                       2012     15.85        15.99          0.00
                                                       2013     15.99        15.51          0.00
                                                       2014     15.51        15.56          0.00

WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B)).......................................... 2005     33.18        33.39          0.00
                                                       2006     33.39        36.03          0.00
                                                       2007     36.03        37.24        601.14
                                                       2008     37.24        27.35        596.84
                                                       2009     27.35        31.32        591.90
                                                       2010     31.32        33.51        590.17
                                                       2011     33.51        33.97        584.81
                                                       2012     33.97        37.27        581.40
                                                       2013     37.27        43.88      2,566.69
                                                       2014     43.88        47.36          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005    $28.49       $30.67      3,898.38
                                                            2006     30.67        34.32      4,076.30
                                                            2007     34.32        35.04      3,126.24
                                                            2008     35.04        20.74      2,324.40
                                                            2009     20.74        26.72      2,815.91
                                                            2010     26.72        29.22      3,240.32
                                                            2011     29.22        27.38      2,280.38
                                                            2012     27.38        30.17      1,603.64
                                                            2013     30.17        39.39          0.00
                                                            2014     39.39        42.54          0.00

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     55.87        56.49         31.52
                                                            2006     56.49        31.33         62.95
                                                            2007     31.33        65.85          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     65.30        65.53        422.54
                                                            2008     65.53        40.20        394.51
                                                            2009     40.20        46.90         30.72
                                                            2010     46.90        51.62         31.68
                                                            2011     51.62        50.65          0.00
                                                            2012     50.65        56.22          0.00
                                                            2013     56.22        73.89          0.00
                                                            2014     73.89        82.09          0.00

At 2.40 Separate Account Charge:

American Funds Bond Investment Division (Class 2)
  (5/1/2006)............................................... 2006     13.54        14.12        269.62
                                                            2007     14.12        14.24      6,467.02
                                                            2008     14.24        12.61      4,729.76
                                                            2009     12.61        13.86      2,563.34
                                                            2010     13.86        14.40      3,334.95
                                                            2011     14.40        14.92        110.01
                                                            2012     14.92        15.35        117.07
                                                            2013     15.35        14.66          0.00
                                                            2014     14.66        15.07          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005   $ 18.25      $ 22.34      6,321.99
                                                       2006     22.34        27.06     11,627.03
                                                       2007     27.06        32.07     15,174.30
                                                       2008     32.07        14.55     12,056.33
                                                       2009     14.55        22.91     12,276.77
                                                       2010     22.91        27.39      9,767.04
                                                       2011     27.39        21.62      6,193.42
                                                       2012     21.62        24.94      2,778.10
                                                       2013     24.94        31.24        710.27
                                                       2014     31.24        31.14          0.00

American Funds Growth Investment Division (Class 2)... 2005    103.86       117.82      2,232.58
                                                       2006    117.82       126.79      3,651.93
                                                       2007    126.79       139.05      5,257.43
                                                       2008    139.05        76.05      5,105.89
                                                       2009     76.05       103.51      5,079.17
                                                       2010    103.51       119.94      4,406.96
                                                       2011    119.94       112.09      2,312.04
                                                       2012    112.09       129.00      1,455.43
                                                       2013    129.00       163.85        240.97
                                                       2014    163.85       173.58          0.00

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2005     79.30        81.94      4,981.05
                                                       2006     81.94        92.17      5,563.51
                                                       2007     92.17        94.51      5,912.75
                                                       2008     94.51        57.34      5,355.24
                                                       2009     57.34        73.47      3,607.10
                                                       2010     73.47        79.92      3,493.34
                                                       2011     79.92        76.60      1,281.31
                                                       2012     76.60        87.85        949.66
                                                       2013     87.85       114.50      1,137.26
                                                       2014    114.50       123.68          0.00

                   PREFERENCE PLUS SELECT DEFERRED ANNUITIES
                                   GROUP II
                         2.25 SEPARATE ACCOUNT CHARGE

                                                             BEGINNING OF               NUMBER OF
                                                                 YEAR     END OF YEAR  ACCUMULATION
                                                             ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                     YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                     ---- ------------ ------------ ------------
AllianceBernstein Global Dynamic Allocation Investment
  Division (Class B) (4/30/2012)....................... 2012   $ 10.13      $ 10.41         0.00
                                                        2013     10.41        11.32         0.00
                                                        2014     11.32        11.88         0.00

Allianz Global Investors Dynamic Multi-Asset Plus
  investment Division (Class B) (4/28/2014)............ 2014      0.99         1.03         0.00

American Funds Bond Investment Division+ (Class 2)
  (5/1/2006)........................................... 2006     13.54        14.12         0.00
                                                        2007     14.12        14.24         0.00
                                                        2008     14.24        12.61         0.00
                                                        2009     12.61        13.86         0.00
                                                        2010     13.86        14.40         0.00
                                                        2011     14.40        14.92         0.00
                                                        2012     14.92        15.35         0.00
                                                        2013     15.35        14.66         0.00
                                                        2014     14.66        15.07         0.00

American Funds Global Small Capitalization Investment
  Division+ (Class 2).................................. 2005     18.25        22.34       529.95
                                                        2006     22.34        27.06       225.68
                                                        2007     27.06        32.07       143.60
                                                        2008     32.07        14.55        16.15
                                                        2009     14.55        22.91        15.75
                                                        2010     22.91        27.39        17.22
                                                        2011     27.39        21.62        15.24
                                                        2012     21.62        24.94        14.95
                                                        2013     24.94        31.24        14.74
                                                        2014     31.24        31.14        14.54

American Funds Growth Investment Division+ (Class 2)... 2005    103.86       117.82        44.81
                                                        2006    117.82       126.79         0.00
                                                        2007    126.79       139.05         0.00
                                                        2008    139.05        76.05         0.00
                                                        2009     76.05       103.51         0.00
                                                        2010    103.51       119.94         0.00
                                                        2011    119.94       112.09         0.00
                                                        2012    112.09       129.00         0.00
                                                        2013    129.00       163.85         0.00
                                                        2014    163.85       173.58         0.00

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
American Funds Growth-Income Investment Division+
  (Class 2)............................................... 2005   $ 79.30      $ 81.94       148.26
                                                           2006     81.94        92.17       446.02
                                                           2007     92.17        94.51       126.63
                                                           2008     94.51        57.34        96.65
                                                           2009     57.34        73.47        84.09
                                                           2010     73.47        79.92        56.72
                                                           2011     79.92        76.60        56.64
                                                           2012     76.60        87.85        50.36
                                                           2013     87.85       114.50        42.02
                                                           2014    114.50       123.68        37.94

American Funds(R) Balanced Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.00         6.97         0.00
                                                           2009      6.97         8.81         0.00
                                                           2010      8.81         9.66         0.00
                                                           2011      9.66         9.25         0.00
                                                           2012      9.25        10.26         0.00
                                                           2013     10.26        11.89         0.00
                                                           2014     11.89        12.33         0.00

American Funds(R) Growth Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008      9.99         6.32         0.00
                                                           2009      6.32         8.28         0.00
                                                           2010      8.28         9.19         0.00
                                                           2011      9.19         8.56         0.00
                                                           2012      8.56         9.72         0.00
                                                           2013      9.72        11.89         0.00
                                                           2014     11.89        12.37         0.00

American Funds(R) Moderate Allocation Investment Division
  (Class C) (4/28/2008)................................... 2008     10.01         7.64         0.00
                                                           2009      7.64         9.21         0.00
                                                           2010      9.21         9.90         0.00
                                                           2011      9.90         9.70         0.00
                                                           2012      9.70        10.51         0.00
                                                           2013     10.51        11.67         0.00
                                                           2014     11.67        12.10         0.00

AQR Global Risk Balanced Investment Division (Class B)
  (4/30/2012)............................................. 2012     11.05        11.39         0.00
                                                           2013     11.39        10.76         0.00
                                                           2014     10.76        10.94         0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
Baillie Gifford International Stock Investment Division
  (Class B)............................................. 2005    $12.01       $13.82          0.00
                                                         2006     13.82        15.70          0.00
                                                         2007     15.70        16.90          0.00
                                                         2008     16.90         9.21          0.00
                                                         2009      9.21        10.98          0.00
                                                         2010     10.98        11.47          0.00
                                                         2011     11.47         8.95          0.00
                                                         2012      8.95        10.45          0.00
                                                         2013     10.45        11.77          0.00
                                                         2014     11.77        11.12          0.00

Barclays Aggregate Bond Index Investment Division
  (Class B)............................................. 2005     12.12        12.07      1,330.12
                                                         2006     12.07        12.25      2,296.73
                                                         2007     12.25        12.78        475.08
                                                         2008     12.78        13.20        384.94
                                                         2009     13.20        13.54      3,900.34
                                                         2010     13.54        14.00      5,660.58
                                                         2011     14.00        14.68      5,706.46
                                                         2012     14.68        14.88      8,371.45
                                                         2013     14.88        14.18      8,737.15
                                                         2014     14.18        14.62      8,699.36

BlackRock Bond Income Investment Division (Class B)..... 2005     37.40        37.36          0.00
                                                         2006     37.36        38.04          0.00
                                                         2007     38.04        39.43          0.00
                                                         2008     39.43        37.14          0.00
                                                         2009     37.14        39.65          0.00
                                                         2010     39.65        41.90        376.72
                                                         2011     41.90        43.55        375.80
                                                         2012     43.55        45.68        375.80
                                                         2013     45.68        44.21        375.80
                                                         2014     44.21        46.17        375.80

BlackRock Capital Appreciation Investment Division
  (Class B)............................................. 2005     23.30        24.33          0.00
                                                         2006     24.33        24.71          0.00
                                                         2007     24.71        28.61         86.46
                                                         2008     28.61        17.71        102.45
                                                         2009     17.71        23.64         91.91
                                                         2010     23.64        27.61        966.83
                                                         2011     27.61        24.52      1,023.33
                                                         2012     24.52        27.35        314.00
                                                         2013     27.35        35.81        566.76
                                                         2014     35.81        38.04        470.14

                                                                   BEGINNING OF               NUMBER OF
                                                                       YEAR     END OF YEAR  ACCUMULATION
                                                                   ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                           YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                           ---- ------------ ------------ ------------
BlackRock Capital Appreciation Investment Division
  (Class B) (formerly BlackRock Legacy Large Cap Growth
  Investment Division (Class B) and before that FI Large Cap
  Investment Division (Class B)) (5/1/2006).................. 2006    $15.74       $15.83          0.00
                                                              2007     15.83        16.05          0.00
                                                              2008     16.05         8.64          0.00
                                                              2009      8.64         8.97          0.00

BlackRock Global Tactical Strategies Investment Division
  (Class B) (4/30/2012)...................................... 2012      9.88        10.15          0.00
                                                              2013     10.15        10.94          0.00
                                                              2014     10.94        11.33          0.00

BlackRock Large Cap Value Investment Division (Class B)...... 2005     11.52        11.90          0.00
                                                              2006     11.90        13.86          0.00
                                                              2007     13.86        13.97          0.00
                                                              2008     13.97         8.86          0.00
                                                              2009      8.86         9.62          0.00
                                                              2010      9.62        10.25          2.91
                                                              2011     10.25        10.23          0.00
                                                              2012     10.23        11.40          0.00
                                                              2013     11.40        14.68          0.00
                                                              2014     14.68        15.75        769.87

BlackRock Money Market Investment Division (Class B)......... 2005     18.25        18.32          0.00
                                                              2006     18.32        18.73          0.00
                                                              2007     18.73        19.19      1,231.32
                                                              2008     19.19        19.25        967.35
                                                              2009     19.25        18.87      1,110.09
                                                              2010     18.87        18.45      1,198.15
                                                              2011     18.45        18.04      1,202.87
                                                              2012     18.04        17.64      1,246.30
                                                              2013     17.64        17.24      1,408.72
                                                              2014     17.24        16.86          0.00

Clarion Global Real Estate Investment Division (Class B)..... 2005     12.76        14.13          0.00
                                                              2006     14.13        19.01        388.07
                                                              2007     19.01        15.80        388.21
                                                              2008     15.80         9.01        332.89
                                                              2009      9.01        11.86        414.83
                                                              2010     11.86        13.47        416.39
                                                              2011     13.47        12.43        105.67
                                                              2012     12.43        15.32         96.57
                                                              2013     15.32        15.51        103.13
                                                              2014     15.51        17.18         98.62

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
ClearBridge Aggressive Growth Investment Division
  (Class B)................................................. 2005   $  6.94      $  7.71          0.00
                                                             2006      7.71         7.41          0.00
                                                             2007      7.41         7.40          0.00
                                                             2008      7.40         4.41          0.00
                                                             2009      4.41         5.73          0.00
                                                             2010      5.73         6.94      3,514.48
                                                             2011      6.94         7.01      3,341.55
                                                             2012      7.01         8.12        771.01
                                                             2013      8.12        11.56      1,476.00
                                                             2014     11.56        13.44      7,082.56

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B) and
  before that MFS(R) Investors Trust Investment Division
  (Class B))................................................ 2005      8.12         8.49          0.00
                                                             2006      8.49         8.85          0.00

ClearBridge Aggressive Growth Investment Division
  (Class B) (formerly Legg Mason ClearBridge Aggressive
  Growth Investment Division (Class B) and before that Legg
  Mason Value Equity Investment Division (Class B))......... 2006      8.81         9.39          0.00
                                                             2007      9.39         8.64          0.00
                                                             2008      8.64         3.83          0.00
                                                             2009      3.83         5.17          0.00
                                                             2010      5.17         5.42          0.00
                                                             2011      5.42         5.75          0.00

ClearBridge Aggressive Growth Investment Division
  (formerly ClearBridge Aggressive Growth II Investment
  Division and before that Janus Forty Investment Division
  (Class B)) (4/30/2007).................................... 2007    117.79       143.67         17.49
                                                             2008    143.67        81.47         21.69
                                                             2009     81.47       113.80         23.79
                                                             2010    113.80       121.72         18.69
                                                             2011    121.72       110.04         18.86
                                                             2012    110.04       131.80         17.27
                                                             2013    131.80       165.97         15.79
                                                             2014    165.97       172.36          0.00

Frontier Mid Cap Growth Investment Division (Class B)....... 2005     32.29        34.87          0.00
                                                             2006     34.87        36.30          0.00
                                                             2007     36.30        42.67         57.96
                                                             2008     42.67        22.59         81.70
                                                             2009     22.59        32.93         65.68
                                                             2010     32.93        37.02         63.98
                                                             2011     37.02        35.03         59.80
                                                             2012     35.03        37.90         59.81
                                                             2013     37.90        49.08         52.90
                                                             2014     49.08        53.21        607.03

                                                                BEGINNING OF               NUMBER OF
                                                                    YEAR     END OF YEAR  ACCUMULATION
                                                                ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                        YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                        ---- ------------ ------------ ------------
Harris Oakmark International Investment Division
  (Class B)............................................... 2005    $13.59       $15.18         0.00
                                                           2006     15.18        19.12         0.00
                                                           2007     19.12        18.49         0.00
                                                           2008     18.49        10.68         0.00
                                                           2009     10.68        16.20        34.00
                                                           2010     16.20        18.44         2.16
                                                           2011     18.44        15.46         0.00
                                                           2012     15.46        19.53         0.00
                                                           2013     19.53        24.92         0.00
                                                           2014     24.92        22.96       452.66

Invesco Balanced-Risk Allocation Investment Division
  (Class B) (4/30/2012)................................... 2012      1.01         1.04         0.00
                                                           2013      1.04         1.03         0.00
                                                           2014      1.03         1.07         0.00

Invesco Mid Cap Value Investment Division (Class B)
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2005     20.54        22.48         0.00
                                                           2006     22.48        24.45       184.65
                                                           2007     24.45        24.66       184.82
                                                           2008     24.66        12.66       184.10
                                                           2009     12.66        18.29       183.84
                                                           2010     18.29        22.55       184.80
                                                           2011     22.55        20.57         0.00
                                                           2012     20.57        22.69         0.00

Invesco Mid Cap Value Investment Division
  (formerly Lord Abbett Mid Cap Value Investment Division
  (Class B)).............................................. 2012     22.58        23.08         0.00
                                                           2013     23.08        29.40         0.00
                                                           2014     29.40        31.52         0.00

Invesco Small Cap Growth Investment Division (Class B).... 2005     11.84        12.54         0.00
                                                           2006     12.54        14.00         0.00
                                                           2007     14.00        15.20       158.66
                                                           2008     15.20         9.10       200.03
                                                           2009      9.10        11.91       182.42
                                                           2010     11.91        14.70       163.69
                                                           2011     14.70        14.22       149.24
                                                           2012     14.22        16.43       139.70
                                                           2013     16.43        22.52       117.01
                                                           2014     22.52        23.77         0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Jennison Growth Investment Division (Class B).............. 2005    $ 3.89       $ 4.65          0.00
                                                            2006      4.65         4.66          0.00
                                                            2007      4.66         5.08          0.00
                                                            2008      5.08         3.15          0.00
                                                            2009      3.15         4.30          0.00
                                                            2010      4.30         4.68          0.00
                                                            2011      4.68         4.59          0.00
                                                            2012      4.59         5.18          0.00
                                                            2013      5.18         6.93          0.00
                                                            2014      6.93         7.37      1,621.04

Jennison Growth Investment Division (Class B)
  (formerly Met/Putnam Voyager Investment Division
  (Class B))............................................... 2005      4.23         3.85          0.00

Jennison Growth Investment Division (Class B)
  (formerly Oppenheimer Capital Appreciation Investment
  Division (Class B)) (5/1/2005)........................... 2005      7.66         8.27          0.00
                                                            2006      8.27         8.71          0.00
                                                            2007      8.71         9.73          0.00
                                                            2008      9.73         5.14          0.00
                                                            2009      5.14         7.22          0.00
                                                            2010      7.22         7.73          5.07
                                                            2011      7.73         7.45          0.00
                                                            2012      7.45         8.36          0.00

JPMorgan Global Active Allocation Investment Division
  (Class B) (4/30/2012).................................... 2012      1.01         1.04          0.00
                                                            2013      1.04         1.13          0.00
                                                            2014      1.13         1.18          0.00

Loomis Sayles Global Markets Investment Division (Class B)
  (4/29/2013).............................................. 2013     14.46        15.80      1,357.57
                                                            2014     15.80        15.99      1,384.37

Loomis Sayles Global Markets Investment Division (Class B)
  (formerly Met/Franklin Income Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         7.93        533.81
                                                            2009      7.93         9.92        440.46
                                                            2010      9.92        10.84        417.59
                                                            2011     10.84        10.83        404.53
                                                            2012     10.83        11.91        372.53
                                                            2013     11.91        12.40          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
Loomis Sayles Small Cap Core Investment Division
  (Class B)................................................ 2005    $24.23       $25.27         0.00
                                                            2006     25.27        28.77         0.00
                                                            2007     28.77        31.39        77.22
                                                            2008     31.39        19.62        94.01
                                                            2009     19.62        24.93        88.63
                                                            2010     24.93        31.01       861.08
                                                            2011     31.01        30.42       867.57
                                                            2012     30.42        33.99       254.15
                                                            2013     33.99        46.75       420.37
                                                            2014     46.75        47.31       650.54

Loomis Sayles Small Cap Growth Investment Division
  (Class B)................................................ 2005      9.45         9.65         0.00
                                                            2006      9.65        10.35         0.00
                                                            2007     10.35        10.55         0.00
                                                            2008     10.55         6.05         0.00
                                                            2009      6.05         7.68         0.00
                                                            2010      7.68         9.86         0.00
                                                            2011      9.86         9.91         0.00
                                                            2012      9.91        10.74         0.00
                                                            2013     10.74        15.59         0.00
                                                            2014     15.59        15.38         0.00

Lord Abbett Bond Debenture Investment Division
  (Class B)................................................ 2005     15.78        15.66         0.00
                                                            2006     15.66        16.72         0.00
                                                            2007     16.72        17.41         0.00
                                                            2008     17.41        13.86         0.00
                                                            2009     13.86        18.53        53.24
                                                            2010     18.53        20.47        54.11
                                                            2011     20.47        20.91        50.76
                                                            2012     20.91        23.09        49.07
                                                            2013     23.09        24.38        52.68
                                                            2014     24.38        24.99        53.95

Met/Artisan Mid Cap Value Investment Division (Class B).... 2005     29.59        31.75         0.00
                                                            2006     31.75        34.82        86.12
                                                            2007     34.82        31.63        86.20
                                                            2008     31.63        16.66        85.86
                                                            2009     16.66        23.00        85.77
                                                            2010     23.00        25.81        86.76
                                                            2011     25.81        26.87         0.00
                                                            2012     26.87        29.31         0.00
                                                            2013     29.31        39.13         0.00
                                                            2014     39.13        38.90       292.49

Met/Franklin Low Duration Total Return Investment Division
  (Class B) (5/2/2011)..................................... 2011      9.98         9.71         0.00
                                                            2012      9.71         9.91         0.00
                                                            2013      9.91         9.80         0.00
                                                            2014      9.80         9.68         0.00

                                                                  BEGINNING OF               NUMBER OF
                                                                      YEAR     END OF YEAR  ACCUMULATION
                                                                  ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                          YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                          ---- ------------ ------------ ------------
MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  (Class B))................................................ 2011    $11.55       $ 9.84          0.00
                                                             2012      9.84        11.23          0.00
                                                             2013     11.23        14.22          0.00
                                                             2014     14.22        14.61          0.00

MetLife Asset Allocation 100 Investment Division
  (formerly MetLife Aggressive Strategy Investment Division
  and before that MetLife Aggressive Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        11.08          0.00
                                                             2006     11.08        12.53          0.00
                                                             2007     12.53        12.65          0.00
                                                             2008     12.65         7.37          0.00
                                                             2009      7.37         9.47          0.00
                                                             2010      9.47        10.71          0.00
                                                             2011     10.71        11.59          0.00

MetLife Asset Allocation 20 Investment Division
  (formerly MetLife Conservative Allocation Investment
  Division (Class B)) (5/1/2005)............................ 2005      9.99        10.24          0.00
                                                             2006     10.24        10.70          0.00
                                                             2007     10.70        11.04          0.00
                                                             2008     11.04         9.24          0.00
                                                             2009      9.24        10.89     29,668.04
                                                             2010     10.89        11.72     31,683.25
                                                             2011     11.72        11.83     31,442.37
                                                             2012     11.83        12.63     31,212.47
                                                             2013     12.63        12.88     30,976.54
                                                             2014     12.88        13.16     30,736.32

MetLife Asset Allocation 40 Investment Division
  (formerly MetLife Conservative to Moderate Allocation
  Investment Division (Class B)) (5/1/2005)................. 2005      9.99        10.45     10,357.79
                                                             2006     10.45        11.18      9,265.11
                                                             2007     11.18        11.46      9,268.63
                                                             2008     11.46         8.78      9,265.11
                                                             2009      8.78        10.62     29,679.51
                                                             2010     10.62        11.58     31,695.39
                                                             2011     11.58        11.45     30,050.29
                                                             2012     11.45        12.47     28,451.10
                                                             2013     12.47        13.53     24,829.89
                                                             2014     13.53        13.88     24,607.65

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MetLife Asset Allocation 60 Investment Division
  (formerly MetLife Moderate Allocation Investment
  Division (Class B)) (5/1/2005)........................ 2005    $ 9.99       $10.68          0.00
                                                         2006     10.68        11.68          0.00
                                                         2007     11.68        11.92          0.00
                                                         2008     11.92         8.31          0.00
                                                         2009      8.31        10.29          0.00
                                                         2010     10.29        11.38          0.00
                                                         2011     11.38        10.98          0.00
                                                         2012     10.98        12.15          0.00
                                                         2013     12.15        14.02          0.00
                                                         2014     14.02        14.40          0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B) and before that Met/Franklin Templeton
  Founding Strategy Investment Division (Class B))
  (4/28/2008)........................................... 2008      9.99         6.99          0.00
                                                         2009      6.99         8.78          0.00
                                                         2010      8.78         9.45          0.00
                                                         2011      9.45         9.08          0.00
                                                         2012      9.08        10.31          0.00
                                                         2013     10.31        11.07          0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Growth Strategy Investment Division
  (Class B)) (4/29/2013)................................ 2013     11.14        12.62          0.00
                                                         2014     12.62        12.54          0.00

MetLife Asset Allocation 80 Investment Division
  (formerly MetLife Moderate to Aggressive Allocation
  Investment Division (Class B)) (5/1/2005)............. 2005      9.99        10.91          0.00
                                                         2006     10.91        12.18     23,530.70
                                                         2007     12.18        12.37     24,768.93
                                                         2008     12.37         7.84          0.00
                                                         2009      7.84         9.90     56,085.00
                                                         2010      9.90        11.11     55,628.81
                                                         2011     11.11        10.45     55,116.54
                                                         2012     10.45        11.79     54,539.66
                                                         2013     11.79        14.33     52,136.76
                                                         2014     14.33        14.74     49,493.74

MetLife Balanced Plus Investment Division (Class B)
  (4/30/2012)........................................... 2012      9.91        10.31          0.00
                                                         2013     10.31        11.53          0.00
                                                         2014     11.53        12.36          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
MetLife Mid Cap Stock Index Investment Division
  (Class B)........................................... 2005    $12.56       $13.76        223.42
                                                       2006     13.76        14.77        317.65
                                                       2007     14.77        15.53         47.27
                                                       2008     15.53         9.66         69.51
                                                       2009      9.66        12.92        566.32
                                                       2010     12.92        15.91        570.30
                                                       2011     15.91        15.22        337.07
                                                       2012     15.22        17.46      1,891.46
                                                       2013     17.46        22.67      1,658.65
                                                       2014     22.67        24.21      1,601.11

MetLife Multi-Index Targeted Risk Investment Division
  (Class B) (4/29/2013)............................... 2013      1.07         1.11          0.00
                                                       2014      1.11         1.19          0.00

MetLife Stock Index Investment Division (Class B)..... 2005     32.43        33.10        955.25
                                                       2006     33.10        37.28      1,267.67
                                                       2007     37.28        38.26        173.58
                                                       2008     38.26        23.47        253.02
                                                       2009     23.47        28.89      2,223.53
                                                       2010     28.89        32.35      2,495.31
                                                       2011     32.35        32.14      1,444.15
                                                       2012     32.14        36.28      3,125.96
                                                       2013     36.28        46.71      2,573.89
                                                       2014     46.71        51.66      2,591.05

MFS(R) Research International Investment Division
  (Class B)........................................... 2005     10.82        12.32          0.00
                                                       2006     12.32        15.25          0.00
                                                       2007     15.25        16.89          0.00
                                                       2008     16.89         9.51          0.00
                                                       2009      9.51        12.24          0.00
                                                       2010     12.24        13.33          0.00
                                                       2011     13.33        11.64          0.00
                                                       2012     11.64        13.28          0.00
                                                       2013     13.28        15.49          0.00
                                                       2014     15.49        14.09          0.00

MFS(R) Total Return Investment Division (Class B)..... 2005     34.39        34.59          0.00
                                                       2006     34.59        37.86          0.00
                                                       2007     37.86        38.54          0.00
                                                       2008     38.54        29.25          0.00
                                                       2009     29.25        33.84          0.00
                                                       2010     33.84        36.33          0.00
                                                       2011     36.33        36.29          0.00
                                                       2012     36.29        39.49          0.00
                                                       2013     39.49        45.83          0.00
                                                       2014     45.83        48.56          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
MFS(R) Value Investment Division (Class B)................. 2005    $12.42       $11.95         0.00
                                                            2006     11.95        13.77         0.00
                                                            2007     13.77        12.92         0.00
                                                            2008     12.92         8.37         0.00
                                                            2009      8.37         9.87         0.00
                                                            2010      9.87        10.73         0.00
                                                            2011     10.73        10.56         0.00
                                                            2012     10.56        12.01         0.00
                                                            2013     12.01        15.90         0.00
                                                            2014     15.90        17.18         0.00

MFS(R) Value Investment Division (Class B) (formerly FI
  Value Leaders Investment Division (Class B))............. 2005     23.50        25.38         0.00
                                                            2006     25.38        27.71         0.00
                                                            2007     27.71        28.15         0.00
                                                            2008     28.15        16.76         0.00
                                                            2009     16.76        19.91         0.00
                                                            2010     19.91        22.25         0.00
                                                            2011     22.25        20.36         0.00
                                                            2012     20.36        22.99         0.00
                                                            2013     22.99        25.24         0.00

MFS(R) Value Investment Division (Class B)
  (formerly Met/Franklin Mutual Shares Investment Division
  (Class B)) (4/28/2008)................................... 2008      9.99         6.56         0.00
                                                            2009      6.56         8.01         0.00
                                                            2010      8.01         8.69         0.00
                                                            2011      8.69         8.45         0.00
                                                            2012      8.45         9.41         0.00
                                                            2013      9.41        10.29         0.00

Morgan Stanley Mid Cap Growth Investment Division
  (Class B)................................................ 2010     11.50        13.29         0.00
                                                            2011     13.29        12.09         0.00
                                                            2012     12.09        12.92         0.00
                                                            2013     12.92        17.56         0.00
                                                            2014     17.56        17.35       719.27

Morgan Stanley Mid Cap Growth Investment Division
  (Class B) (formerly FI Mid Cap Opportunities Investment
  Division (Class B))...................................... 2005     15.43        16.09         0.00
                                                            2006     16.09        17.55         0.00
                                                            2007     17.55        18.55         0.00
                                                            2008     18.55         8.08         0.00
                                                            2009      8.08        10.55         0.00
                                                            2010     10.55        11.39         0.00

                                                              BEGINNING OF               NUMBER OF
                                                                  YEAR     END OF YEAR  ACCUMULATION
                                                              ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                      YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                      ---- ------------ ------------ ------------
MSCI EAFE(R) Index Investment Division (Class B)........ 2005    $10.55       $11.65        721.69
                                                         2006     11.65        14.29        838.39
                                                         2007     14.29        15.44        249.80
                                                         2008     15.44         8.72        364.67
                                                         2009      8.72        10.95      1,488.00
                                                         2010     10.95        11.55      1,739.99
                                                         2011     11.55         9.86      1,234.26
                                                         2012      9.86        11.38      5,469.63
                                                         2013     11.38        13.52      5,220.91
                                                         2014     13.52        12.39      5,510.45

Neuberger Berman Genesis Investment Division (Class B).. 2005     17.44        17.72          0.00
                                                         2006     17.72        20.18         74.10
                                                         2007     20.18        19.00         74.17
                                                         2008     19.00        11.41         73.88
                                                         2009     11.41        12.59         73.76
                                                         2010     12.59        14.94         74.39
                                                         2011     14.94        15.41          0.00
                                                         2012     15.41        16.53          0.00
                                                         2013     16.53        22.34          0.00
                                                         2014     22.34        21.78          0.00

Neuberger Berman Genesis Investment Division (Class B)
  (formerly MLA Mid Cap Investment Division (Class B)).. 2005     13.19        13.94          0.00
                                                         2006     13.94        15.63          0.00
                                                         2007     15.63        14.87          0.00
                                                         2008     14.87         8.97          0.00
                                                         2009      8.97        11.99          0.00
                                                         2010     11.99        14.41          0.00
                                                         2011     14.41        13.34          0.00
                                                         2012     13.34        13.74          0.00
                                                         2013     13.74        14.85          0.00

Oppenheimer Global Equity Investment Division (Class B). 2005     13.76        15.60          0.00
                                                         2006     15.60        17.75          0.00
                                                         2007     17.75        18.44          0.00
                                                         2008     18.44        10.72          0.00
                                                         2009     10.72        14.65          0.00
                                                         2010     14.65        16.60          0.00
                                                         2011     16.60        14.87          0.00
                                                         2012     14.87        17.62          0.00
                                                         2013     17.62        21.90          0.00
                                                         2014     21.90        21.87          0.00

Oppenheimer Global Equity Investment Division (Class B)
  (formerly Met/Templeton Growth Investment Division
  (Class B)) (4/28/2008)................................ 2008      9.99         6.53          0.00
                                                         2009      6.53         8.46          0.00
                                                         2010      8.46         8.91          0.00
                                                         2011      8.91         8.11          0.00
                                                         2012      8.11         9.69          0.00
                                                         2013      9.69        10.28          0.00

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
PanAgora Global Diversified Risk Investment Division
  (Class B) (4/28/2014).................................... 2014    $ 0.99       $ 1.02          0.00

PIMCO Inflation Protected Bond Investment Division
  (Class B) (5/1/2006)..................................... 2006     10.71        10.76          0.00
                                                            2007     10.76        11.65          0.00
                                                            2008     11.65        10.61          0.00
                                                            2009     10.61        12.24          0.00
                                                            2010     12.24        12.90      1,901.84
                                                            2011     12.90        14.02      1,642.70
                                                            2012     14.02        14.96        414.03
                                                            2013     14.96        13.27      1,197.63
                                                            2014     13.27        13.35      1,287.95

PIMCO Total Return Investment Division (Class B)........... 2005     11.69        11.69          0.00
                                                            2006     11.69        11.95          0.00
                                                            2007     11.95        12.57          0.00
                                                            2008     12.57        12.34          0.00
                                                            2009     12.34        14.24         37.84
                                                            2010     14.24        15.06        525.12
                                                            2011     15.06        15.19        524.61
                                                            2012     15.19        16.23        524.61
                                                            2013     16.23        15.56        524.61
                                                            2014     15.56        15.85        524.61

Pyramis(R) Government Income Investment Division (Class B)
  (4/30/2012).............................................. 2012     10.68        10.78          0.00
                                                            2013     10.78        10.06          0.00
                                                            2014     10.06        10.58          0.00

Pyramis(R) Managed Risk Investment Division (Class B)
  (4/29/2013).............................................. 2013     10.21        10.68          0.00
                                                            2014     10.68        11.35          0.00

Russell 2000(R) Index Investment Division (Class B)........ 2005     14.63        14.92        138.96
                                                            2006     14.92        17.16        136.11
                                                            2007     17.16        16.49          0.00
                                                            2008     16.49        10.69          0.00
                                                            2009     10.69        13.14          0.00
                                                            2010     13.14        16.26          2.20
                                                            2011     16.26        15.22          0.00
                                                            2012     15.22        17.26        945.92
                                                            2013     17.26        23.33        824.82
                                                            2014     23.33        23.90      4,080.57

Schroders Global Multi-Asset Investment Division (Class B)
  (4/30/2012).............................................. 2012      1.01         1.06          0.00
                                                            2013      1.06         1.14          0.00
                                                            2014      1.14         1.20          0.00

                                                               BEGINNING OF               NUMBER OF
                                                                   YEAR     END OF YEAR  ACCUMULATION
                                                               ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                       YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                       ---- ------------ ------------ ------------
SSGA Growth and Income ETF Investment Division
  (Class B) (5/1/2006)................................... 2006    $10.46       $11.04          0.00
                                                          2007     11.04        11.37          0.00
                                                          2008     11.37         8.33          0.00
                                                          2009      8.33        10.18          0.00
                                                          2010     10.18        11.17          0.00
                                                          2011     11.17        11.04          0.00
                                                          2012     11.04        12.17          0.00
                                                          2013     12.17        13.44          0.00
                                                          2014     13.44        13.91          0.00

SSGA Growth ETF Investment Division (Class B)
  (5/1/2006)............................................. 2006     10.65        11.29          0.00
                                                          2007     11.29        11.66          0.00
                                                          2008     11.66         7.64          0.00
                                                          2009      7.64         9.64          0.00
                                                          2010      9.64        10.76          0.00
                                                          2011     10.76        10.30          0.00
                                                          2012     10.30        11.58          0.00
                                                          2013     11.58        13.37          0.00
                                                          2014     13.37        13.78          0.00

T. Rowe Price Large Cap Growth Investment Division
  (Class B).............................................. 2005     11.48        11.94          0.00
                                                          2006     11.94        13.17          0.00
                                                          2007     13.17        14.06          0.00
                                                          2008     14.06         7.97          0.00
                                                          2009      7.97        11.15          0.00
                                                          2010     11.15        12.73          0.00
                                                          2011     12.73        12.28          0.00
                                                          2012     12.28        14.24          0.00
                                                          2013     14.24        19.33        890.45
                                                          2014     19.33        20.57      2,530.21

T. Rowe Price Large Cap Growth Investment Division
  (Class B) (formerly RCM Technology Investment Division
  (Class B))............................................. 2005      4.19         4.55          0.00
                                                          2006      4.55         4.69          0.00
                                                          2007      4.69         6.03          0.00
                                                          2008      6.03         3.27          0.00
                                                          2009      3.27         5.09          0.00
                                                          2010      5.09         6.36      3,805.04
                                                          2011      6.36         5.60      3,927.45
                                                          2012      5.60         6.14      1,017.82
                                                          2013      6.14         6.40          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
T. Rowe Price Mid Cap Growth Investment Division
  (Class B)........................................... 2005    $ 6.88       $ 7.71          0.00
                                                       2006      7.71         8.01          0.00
                                                       2007      8.01         9.21        265.21
                                                       2008      9.21         5.42        344.24
                                                       2009      5.42         7.71        410.15
                                                       2010      7.71         9.63      2,885.21
                                                       2011      9.63         9.26      2,865.34
                                                       2012      9.26        10.29        944.02
                                                       2013     10.29        13.75      1,525.09
                                                       2014     13.75        15.16      2,090.18

T. Rowe Price Small Cap Growth Investment Division
  (Class B)........................................... 2005     12.34        13.36          0.00
                                                       2006     13.36        13.54          0.00
                                                       2007     13.54        14.50          0.00
                                                       2008     14.50         9.03          0.00
                                                       2009      9.03        12.24          0.00
                                                       2010     12.24        16.11      1,506.80
                                                       2011     16.11        15.98      1,481.37
                                                       2012     15.98        18.11        347.31
                                                       2013     18.11        25.54        675.65
                                                       2014     25.54        26.63      1,117.15

Western Asset Management Strategic Bond Opportunities
  Investment Division (Class B)....................... 2005     18.14        18.19          0.00
                                                       2006     18.19        18.64         80.44
                                                       2007     18.64        18.90         80.52
                                                       2008     18.90        15.67         80.20
                                                       2009     15.67        20.20         80.11
                                                       2010     20.20        22.21         82.21
                                                       2011     22.21        22.99          0.00
                                                       2012     22.99        25.01          0.00
                                                       2013     25.01        24.66          0.00
                                                       2014     24.66        25.39          0.00

Western Asset Management U.S. Government Investment
  Division (Class B).................................. 2005     14.48        14.35          0.00
                                                       2006     14.35        14.58          0.00
                                                       2007     14.58        14.83          0.00
                                                       2008     14.83        14.42          0.00
                                                       2009     14.42        14.68        327.92
                                                       2010     14.68        15.14        353.52
                                                       2011     15.14        15.58        339.24
                                                       2012     15.58        15.70        357.23
                                                       2013     15.70        15.21        417.87
                                                       2014     15.21        15.25        441.59

                                                                 BEGINNING OF               NUMBER OF
                                                                     YEAR     END OF YEAR  ACCUMULATION
                                                                 ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                         YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                         ---- ------------ ------------ ------------
WMC Balanced Investment Division
  (formerly BlackRock Diversified Investment Division
  (Class B))............................................... 2005    $32.57       $32.75          0.00
                                                            2006     32.75        35.30          0.00
                                                            2007     35.30        36.45          0.00
                                                            2008     36.45        26.74          0.00
                                                            2009     26.74        30.59          0.00
                                                            2010     30.59        32.69          0.00
                                                            2011     32.69        33.12          0.00
                                                            2012     33.12        36.30          0.00
                                                            2013     36.30        42.69          0.00
                                                            2014     42.69        46.03          0.00

WMC Core Equity Opportunities Investment Division
  (formerly Davis Venture Value Investment Division
  (Class B))............................................... 2005     28.20        30.33          0.00
                                                            2006     30.33        33.90          0.00
                                                            2007     33.90        34.58          0.00
                                                            2008     34.58        20.45          0.00
                                                            2009     20.45        26.32        151.55
                                                            2010     26.32        28.75        155.82
                                                            2011     28.75        26.91        155.18
                                                            2012     26.91        29.63        154.93
                                                            2013     29.63        38.64        135.91
                                                            2014     38.64        41.69      1,682.05

WMC Large Cap Research Investment Division
  (formerly BlackRock Large Cap Core Investment Division
  (Class B) and before that BlackRock Large Cap Investment
  Division (Class B))...................................... 2005     54.68        55.24          0.00
                                                            2006     55.24        61.48          0.00
                                                            2007     61.48        64.30          0.00

WMC Large Cap Research Investment Division*
  (formerly BlackRock Large Cap Core Investment Division
  (Class B))............................................... 2007     63.76        63.94          0.00
                                                            2008     63.94        39.19          0.00
                                                            2009     39.19        45.67          0.00
                                                            2010     45.67        50.22          0.00
                                                            2011     50.22        49.23          0.00
                                                            2012     49.23        54.58          0.00
                                                            2013     54.58        71.67          0.00
                                                            2014     71.67        79.54          0.00

                                                            BEGINNING OF               NUMBER OF
                                                                YEAR     END OF YEAR  ACCUMULATION
                                                            ACCUMULATION ACCUMULATION UNITS END OF
INVESTMENT DIVISION                                    YEAR  UNIT VALUE   UNIT VALUE      YEAR
-------------------                                    ---- ------------ ------------ ------------
At 2.50 Separate Account Charge:
American Funds Bond Investment Division (Class 2)
  (5/1/2006).......................................... 2006   $ 13.42      $ 13.99         0.00
                                                       2007     13.99        14.09         0.00
                                                       2008     14.09        12.46         0.00
                                                       2009     12.46        13.68         0.00
                                                       2010     13.68        14.21         0.00
                                                       2011     14.21        14.70         0.00
                                                       2012     14.70        15.11         0.00
                                                       2013     15.11        14.42         0.00
                                                       2014     14.42        14.80         0.00

American Funds Global Small Capitalization Investment
  Division (Class 2).................................. 2005     18.13        22.17         0.00
                                                       2006     22.17        26.82       114.70
                                                       2007     26.82        31.76       190.14
                                                       2008     31.76        14.39       236.85
                                                       2009     14.39        22.65       319.95
                                                       2010     22.65        27.04       280.31
                                                       2011     27.04        21.32       191.39
                                                       2012     21.32        24.58       187.44
                                                       2013     24.58        30.75       168.48
                                                       2014     30.75        30.63        89.43

American Funds Growth Investment Division (Class 2)... 2005    101.71       115.27         0.00
                                                       2006    115.27       123.92        36.11
                                                       2007    123.92       135.77        53.87
                                                       2008    135.77        74.18        60.33
                                                       2009     74.18       100.86        57.15
                                                       2010    100.86       116.75        56.11
                                                       2011    116.75       109.00        19.36
                                                       2012    109.00       125.32        18.26
                                                       2013    125.32       159.02        16.34
                                                       2014    159.02       168.29         0.00

American Funds Growth-Income Investment Division
  (Class 2)........................................... 2005     77.66        80.17         0.00
                                                       2006     80.17        90.08        66.47
                                                       2007     90.08        92.28        92.69
                                                       2008     92.28        55.93        98.58
                                                       2009     55.93        71.59       123.67
                                                       2010     71.59        77.80       166.80
                                                       2011     77.80        74.49       140.96
                                                       2012     74.49        85.35        26.60
                                                       2013     85.35       111.13        23.33
                                                       2014    111.13       119.91         0.00

--------
   The assets of the ClearBridge Aggressive Growth II Investment Division of the Met Investors Fund merged into ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the ClearBridge Aggressive Growth II Investment Division.

   The assets of the MetLife Growth Strategy Investment Division of the Met Investors Fund merged into MetLife Asset Allocation 80 Investment Division of the Metropolitan Fund on April 28, 2014. Accumulation Unit Values prior to April 28, 2014 are those of the MetLife Growth Strategy Investment Division.
   The assets of the FI Value Leaders Investment Division of the Metropolitan Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the FI Value Leaders Investment Division.
   The assets of the Met/Franklin Income Investment Division of the Met Investors Fund were merged into Loomis Sayles Global Markets Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Income Investment Division.
   The assets of the Met/Franklin Mutual Shares Investment Division of the Met Investors Fund were merged into MFS(R) Value Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Mutual Shares Investment Division. The assets of the Met/Franklin Templeton Founding Strategy Investment Division of the Met Investors Fund were merged into MetLife Growth Strategy Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Franklin Templeton Founding Strategy Investment Division.
   The assets of the MLA Mid Cap Investment Division of the Met Investors Fund were merged into Neuberger Berman Genesis Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the MLA Mid Cap Investment Division.
   The assets of the RCM Technology Investment Division of the Met Investors Fund were merged into T. Rowe Price Large Cap Growth Investment Division of the Metropolitan Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the RCM Technology Investment Division.
   The assets of the Met/Templeton Growth Investment Division of the Met Investors Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Fund on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Met/Templeton Growth Investment Division.
   The assets of the Oppenheimer Global Equity Investment Division of the Metropolitan Fund were merged into Oppenheimer Global Equity Investment Division of the Met Investors Trust on April 29, 2013. Accumulation Unit Values prior to April 29, 2013 are those of the Oppenheimer Global Equity Portfolio of the Metropolitan Fund.
   The assets of the Oppenheimer Capital Appreciation Investment Division of the Met Investors Fund were merged into the Jennison Growth Investment Division of the Metropolitan Fund on April 30, 2012. Accumulation Unit Values prior to April 30, 2012 are those of the Oppenheimer Capital Appreciation Investment Division.
   The assets of the Lord Abbett Mid Cap Value Investment Division (formerly the Neuberger Berman Mid Cap Value Division) of the Metropolitan Fund were merged into the Lord Abbett Mid Cap Value Investment Division of the Met Investors Fund on April 30, 2012. Accumulation Unit Values prior to
   April 30, 2012 are those of the Lord Abbett Mid Cap Value Investment Division. of the Metropolitan Fund.
   The assets of Legg Mason Value Equity Investment Division of the Met Investors Fund were merged into the Legg Mason ClearBridge Aggressive Growth Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the Legg Mason Value Equity Investment Division.
   The assets of MetLife Aggressive Allocation Investment Division of the Metropolitan Fund were merged into the MetLife Aggressive Strategy Investment Division of the Met Investors Fund on May 2, 2011. Accumulation Unit Values prior to May 2, 2011 are those of the MetLife Aggressive Allocation Investment Division.
   The assets of FI Mid Cap Opportunities Investment Division of the Metropolitan Fund were merged into the Morgan Stanley Mid Cap Growth Investment Division of the Met Investors Fund on May 3, 2010. Accumulation Unit Values prior to May 3, 2010 are those of FI Mid Cap Opportunities Investment Division.

   The assets of FI Large Cap Investment Division of the Metropolitan Funds were merged into the BlackRock Legacy Large Cap Growth Investment Division of the Metropolitan Fund on May 1, 2009. Accumulation Unit Values prior to May 1, 2009 are those of the FI Large Cap Investment Division.
   The assets of BlackRock Large Cap Investment Division (formerly BlackRock Investment Trust Investment Division) of the Metropolitan Fund were merged into the BlackRock Large Cap Core Investment Division of the Met Investors Fund on April 30, 2007. Accumulation Unit Values prior to April 30, 2007 are those of the BlackRock Large Cap Investment Division.
   The assets of the MFS(R) Investors Trust Division of the Metropolitan Fund were merged into the Legg Mason Value Equity Investment Division of the Met Investors Fund prior to the opening of business on May 1, 2006. Accumulation Unit Values prior to May 1, 2006 are those of MFS(R) Investors Trust Investment Division.
   The assets in Met/Putnam Voyager Investment Division of the Metropolitan Fund were merged into Jennison Growth Investment Division of the Metropolitan Fund prior to the opening of business on May 2, 2005. The Met/Putnam Voyager Investment Division is no longer available.
* We are waiving a portion of the Separate Account charge for the Investment Division investing in the BlackRock Large Cap Core Portfolio.
+ The Accumulation Unit Values for this American Funds(R) Investment Division are calculated with an additional .15% Separate Account charge which was in effect prior to May 1, 2004.
   Please see the Table of Expenses for more information.